Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 42.9% ) Value
U.S. Affiliated  (42.4%)
5,163,197 Thrivent Core Emerging Markets
Equity Fund $ 46,675,301
5,835,745 Thrivent Core International Equity
Fund 58,999,383
6,793,202 Thrivent Core Low Volatility Equity
Fund 79,820,118
6,161,357 Thrivent Core Mid Cap Value Fund 64,817,474
2,666,229 Thrivent Core Small Cap Value
Fund 25,942,408
1,997,330 Thrivent Global Stock Fund, Class
S 53,248,815
1,714,524 Thrivent High Yield Fund, Class S 7,012,402
562,343 Thrivent Income Fund, Class S 4,470,624
14,539,303 Thrivent International Allocation
Fund, Class S 148,446,282
10,100,443 Thrivent Large Cap Growth Fund,
Class S 170,899,496
3,932,202 Thrivent Large Cap Value Fund,
Class S 109,393,858
620,514 Thrivent Limited Maturity Bond
Fund, Class S 7,408,942
3,502,926 Thrivent Mid Cap Stock Fund,
Class S 121,761,714
1,854,941 Thrivent Small Cap Stock Fund,
Class S 54,052,976
Total 952,949,793
U.S. Unaffiliated  (0.5%)
13,400 Communication Services Select
Sector SPDR Fund 921,786
1,725 Invesco QQQ Trust Series 1
a
661,848
1,990 iShares Russell 2000 Growth ETF 505,539
15,706 SPDR S&P 500 ETF Trust 7,190,050
35,301 SPDR S&P Biotech ETF 2,975,521
2,058 SPDR S&P Oil & Gas Exploration
ETF 294,356
Total 12,549,100
Total Registered Investment
Companies (cost $744,756,126) 965,498,893
Shares Common Stock ( 40.9% ) Value
Communications Services (2.3%)
19,648 Alphabet, Inc., Class A
b
2,607,683
111,396 Alphabet, Inc., Class C
b
14,827,922
5,616 AMC Networks, Inc.
b
70,874
2,238 Bumble, Inc.
b
41,448
46 Cable One, Inc. 33,301
42,229 Cargurus, Inc.
b
956,909
105,968 Comcast Corporation 4,796,112
112,761 DISH Network Corporation
b
894,195
4,531 EchoStar Corporation
b
88,037
465 Electronic Arts, Inc. 63,403
6,040 Emerald Holding, Inc.
b
29,898
2,171 Entravision Communications
Corporation 10,377
8,829 Frontier Communications Parent,
Inc.
b
160,776
13,658 iHeartMedia, Inc.
b
64,602
3,629 Imax Corporation
b
66,810
4,249 Interpublic Group of Companies,
Inc. 145,443
739 Liberty Broadband Corporation,
Class C
b
65,867
Shares Common Stock (40.9%) Value
Communications Services (2.3%) - continued
9,132 Liberty Global plc, Class A
b
$ 169,581
32,116 Liberty Global plc, Class C
b
634,612
6,372 Liberty Latin America, Ltd., Class
A
b
53,525
523 Liberty Latin America, Ltd., Class
C
b
4,351
3,230 Live Nation Entertainment, Inc.
b
283,432
73,551 Lumen Technologies, Inc. 131,656
2,413 Match Group, Inc.
b
112,229
27,218 Meta Platforms, Inc.
b
8,671,655
5,203 Netflix, Inc.
b
2,283,961
2,059 New York Times Company 83,925
782 Omnicom Group, Inc. 66,173
202,600 QuinStreet, Inc.
b
1,799,088
2,529 Shutterstock, Inc. 130,117
1,034 TechTarget, Inc.
b
33,584
4,331 Telephone and Data Systems, Inc. 34,735
9,612 Trade Desk, Inc.
b
877,191
1,039 Tripadvisor, Inc.
b
19,377
72,864 Verizon Communications, Inc. 2,483,205
14,989 Walt Disney Company
b
1,332,372
121,203 Warner Brothers Discovery, Inc.
b
1,584,123
151 Yelp, Inc.
b
6,803
52,440 Ziff Davis, Inc.
b
3,802,949
1,519 ZipRecruiter, Inc.
b
28,132
58,907 ZoomInfo Technologies, Inc.
b
1,506,252
Total 51,056,685
Consumer Discretionary (4.3%)
4,363 2U, Inc.
b
20,855
77,799 Amazon.com, Inc.
b
10,400,170
837 American Axle & Manufacturing
Holdings, Inc.
b
7,910
44,919 Aptiv plc
b
4,918,181
4,803 Autoliv, Inc. 484,767
92 AutoNation, Inc.
b
14,810
1,273 Beazer Homes USA, Inc.
b
42,811
1,668 Best Buy Company, Inc. 138,527
2,702 Bloomin' Brands, Inc. 72,603
1,305 Booking Holdings, Inc.
b
3,876,894
20,400 Boot Barn Holdings, Inc.
b
1,915,560
650 Boyd Gaming Corporation 44,408
1,373 Brunswick Corporation 118,504
2,723 Buckle, Inc. 99,553
30,537 Cedar Fair, LP 1,189,416
2,809 Cheesecake Factory, Inc. 103,315
557 Chegg, Inc.
b
5,642
2,182 Chipotle Mexican Grill, Inc.
b
4,281,695
154,769 Clarus Corporation 1,377,444
3,845 Container Store Group, Inc.
b
14,073
111,098 Cooper-Standard Holdings, Inc.
b
2,046,425
9,253 Crocs, Inc.
b
1,002,563
1,473 Culp, Inc.
b
8,396
15,336 D.R. Horton, Inc. 1,947,979
11,166 Dana, Inc. 211,931
8,231 Darden Restaurants, Inc. 1,390,381
2,576 Deckers Outdoor Corporation
b
1,400,545
4,596 Designer Brands, Inc.
a
45,730
6,077 Domino's Pizza, Inc. 2,410,989
364 Dorman Products, Inc.
b
30,827
4,658 eBay, Inc. 207,328
175,147 Everi Holdings, Inc.
b
2,599,181
16,278 Five Below, Inc.
b
3,391,359
40,302 Ford Motor Company 532,389
10,293 Fox Factory Holding Corporation
b
1,151,787

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (40.9%) Value
Consumer Discretionary (4.3%) - continued
10,048 Gap, Inc. $ 103,494
19,861 General Motors Company 762,067
6,060 Gentex Corporation 203,495
16,880 Goodyear Tire & Rubber
Company
b
271,430
6,777 Grand Canyon Education, Inc.
b
735,643
2,027 Green Brick Partners, Inc.
b
114,566
9,378 Harley-Davidson, Inc. 362,085
2,959 Hilton Grand Vacations, Inc.
b
137,593
9,303 Hilton Worldwide Holdings, Inc. 1,446,523
13,616 Home Depot, Inc. 4,545,565
3,760 Hyatt Hotels Corporation 475,076
740 KB Home 39,938
11,434 Laureate Education, Inc. 146,584
1,606 La-Z-Boy, Inc. 50,380
3,870 Lear Corporation 598,921
1,360 Lennar Corporation 172,489
16,584 Lowe's Companies, Inc. 3,885,134
2,974 Lululemon Athletica, Inc.
b
1,125,748
1,053 M/I Homes, Inc.
b
105,300
5,875 Macy's, Inc. 97,466
112 Malibu Boats, Inc.
b
6,714
1,379 MarineMax, Inc.
b
55,615
687 Marriott International, Inc./MD 138,643
148 Marriott Vacations Worldwide
Corporation 19,019
4,573 McDonald's Corporation 1,340,804
9,437 Meritage Homes Corporation 1,405,641
5,905 MGM Resorts International 299,797
333 Modine Manufacturing Company
b
12,507
5,675 Mohawk Industries, Inc.
b
603,480
8,717 Nordstrom, Inc.
a
201,450
683 NVR, Inc.
b
4,307,299
1,648 ODP Corporation
b
82,202
1,670 O'Reilly Automotive, Inc.
b
1,546,069
29,635 Papa John's International, Inc. 2,450,815
3,194 PENN Entertainment, Inc.
b
83,970
18,735 Planet Fitness, Inc.
b
1,265,362
2,827 Playa Hotels and Resorts NV
b
23,068
2,858 Polaris, Inc. 388,231
170 Pool Corporation 65,406
1,797 PulteGroup, Inc. 151,649
4,102 Ross Stores, Inc. 470,253
1,124 Royal Caribbean Cruises, Ltd.
b
122,640
3,882 SeaWorld Entertainment, Inc.
b
214,946
944 Six Flags Entertainment
Corporation
b
22,562
36,313 Skyline Champion Corporation
b
2,529,564
94,061 Sonos, Inc.
b
1,612,206
24,532 Sony Group Corporation ADR 2,296,195
112,877 Stoneridge, Inc.
b
2,307,206
388 Taylor Morrison Home Corporation
b
18,787
19,122 Tesla, Inc.
b
5,113,796
1,663 Texas Roadhouse, Inc. 185,508
234,467 ThredUp, Inc.
b
825,324
276 TopBuild Corporation
b
75,605
7,273 Travel + Leisure Company 296,229
371 Ulta Beauty, Inc.
b
165,021
3,556 Upbound Group, Inc. 123,144
136 Vail Resorts, Inc. 32,027
606 Visteon Corporation
b
93,379
11,857 Wendy's Company 254,807
5,003 Wingstop, Inc. 843,406
Shares Common Stock (40.9%) Value
Consumer Discretionary (4.3%) - continued
13,047 Wyndham Hotels & Resorts, Inc. $ 1,016,622
Total 95,951,413
Consumer Staples (2.1%)
19,767 Altria Group, Inc. 897,817
26,390 BJ's Wholesale Club Holdings,
Inc.
b
1,749,921
646 Boston Beer Company, Inc.
b
239,950
791 Cal-Maine Foods, Inc. 36,536
11,325 Casey's General Stores, Inc. 2,861,375
22,237 Celsius Holdings, Inc.
b
3,217,694
31,133 Coca-Cola Company 1,928,067
13,540 Colgate-Palmolive Company 1,032,560
157,497 Coty, Inc.
b
1,896,264
1,177 Darling Ingredients, Inc.
b
81,507
16,670 e.l.f. Beauty, Inc.
b
1,945,722
9,957 Flowers Foods, Inc. 246,037
615 Hain Celestial Group, Inc.
b
7,792
220 Hershey Company 50,888
14,494 Hormel Foods Corporation 592,515
919 Ingredion, Inc. 102,248
5,966 J & J Snack Foods Corporation 956,469
13,894 John B. Sanfilippo & Son, Inc. 1,513,196
7,758 Kimberly-Clark Corporation 1,001,558
10,340 Kroger Company 502,938
21,718 Lamb Weston Holdings, Inc. 2,250,636
10,591 Lancaster Colony Corporation 2,040,144
14,744 Mondelez International, Inc. 1,092,973
384 PepsiCo, Inc. 71,985
53,584 Philip Morris International, Inc. 5,343,397
33,616 Pilgrim's Pride Corporation
b
832,668
3,196 Post Holdings, Inc.
b
272,619
96,320 Primo Water Corporation 1,364,854
6,688 Procter & Gamble Company 1,045,334
50 Seneca Foods Corporation
b
1,928
30,173 Sysco Corporation 2,302,502
77,087 Turning Point Brands, Inc. 1,838,525
23,863 Tyson Foods, Inc. 1,329,646
21,335 US Foods Holding Corporation
b
911,645
39,086 Walmart, Inc. 6,248,288
Total 47,808,198
Energy (1.9%)
7,094 Antero Midstream Corporation 84,702
8,131 APA Corporation 329,224
69,206 BP plc ADR 2,581,384
1,970 Cactus, Inc. 100,037
1,310 California Resources Corporation 69,889
2,716 Cheniere Energy, Inc. 439,612
14,962 Chesapeake Energy Corporation 1,261,895
1,964 Chevron Corporation 321,428
674 Chord Energy Corporation 105,710
128 Civitas Resources, Inc. 9,582
5,381 Clean Energy Fuels Corporation
b
26,528
621 Comstock Resources, Inc. 7,918
31,565 ConocoPhillips 3,715,832
1,149 CVR Energy, Inc. 42,214
54,559 Devon Energy Corporation 2,946,186
94,814 Enterprise Products Partners, LP 2,513,519
812 Evolution Petroleum Corporation 7,584
31,716 Exxon Mobil Corporation 3,401,224
47 Gulfport Energy Corporation
b
4,815
91,603 Halliburton Company 3,579,845
1,717 Helmerich & Payne, Inc. 76,870
3,812 HF Sinclair Corporation 198,567

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (40.9%) Value
Energy (1.9%) - continued
11,850 International Seaways, Inc. $ 508,247
18,507 Liberty Energy, Inc. 304,810
3,161 Magnolia Oil & Gas Corporation 70,016
4,131 Marathon Oil Corporation 108,521
23,204 Marathon Petroleum Corporation 3,086,596
29,547 Matador Resources Company 1,643,700
144,565 NOV, Inc. 2,902,865
852 ONEOK, Inc. 57,118
5,688 Ovintiv, Inc. 262,160
6,356 Par Pacific Holdings, Inc.
b
200,087
1,722 Patterson-UTI Energy, Inc. 27,276
4,334 PBF Energy, Inc. 205,605
6,950 Phillips 66 775,273
13,427 Pioneer Natural Resources
Company 3,030,071
23,165 ProPetro Holding Corporation
b
241,843
848 Range Resources Corporation 26,653
17,688 RPC, Inc. 147,164
4,504 SM Energy Company 163,450
1,122 Solaris Oilfield Infrastructure, Inc. 12,263
4,523 Southwestern Energy Company
b
29,309
15,501 Talos Energy, Inc.
b
248,016
248,386 TechnipFMC plc
b
4,555,399
6,177 U.S. Silica Holdings, Inc.
b
80,363
5,890 Valero Energy Corporation 759,280
12,638 Viper Energy Partners, LP 342,743
5,247 Williams Companies, Inc. 180,759
Total 41,794,152
Financials (5.9%)
15,406 AGNC Investment Corporation 156,987
12,907 Allstate Corporation 1,454,361
111,056 Ally Financial, Inc. 3,391,650
4,338 Amalgamated Financial
Corporation 86,586
1,001 Amerant Bancorp, Inc. 19,840
8,072 American Express Company 1,363,199
1,098 American Financial Group, Inc. 133,528
34,948 American International Group, Inc. 2,106,665
7,212 Ameriprise Financial, Inc. 2,513,021
538 Ameris Bancorp 23,484
6,821 Annaly Capital Management, Inc. 137,034
70 Apollo Global Management, Inc. 5,720
32,534 Arch Capital Group, Ltd.
b
2,527,566
8,669 Arthur J. Gallagher & Company 1,862,101
1,921 Artisan Partners Asset
Management, Inc. 79,702
5,651 Associated Banc-Corp 107,086
535 Assurant, Inc. 71,963
2,086 Assured Guaranty, Ltd. 124,701
154 Atlantic Union Bankshares
Corporation 4,925
208 Axos Financial, Inc.
b
9,776
3,460 Banc of California, Inc. 49,167
124,477 Bank of America Corporation 3,983,264
1,602 Bank of Hawaii Corporation 91,522
3,033 Bank of Marin Bancorp 63,632
31,960 Bank of N.T. Butterfield & Son, Ltd. 1,026,875
63,054 Bank of New York Mellon
Corporation 2,860,129
1,313 Bank OZK 57,417
1,431 BankFinancial Corporation 12,836
3,212 BankUnited, Inc. 95,846
2,777 Banner Corporation 132,213
459 BayCom Corporation 9,253
Shares Common Stock (40.9%) Value
Financials (5.9%) - continued
2,680 BCB Bancorp, Inc. $ 34,438
6,031 Berkshire Hathaway, Inc.
b
2,122,671
1,129 Berkshire Hills Bancorp, Inc. 25,752
827 BlackRock, Inc. 611,029
172 BOK Financial Corporation 15,322
74,808 Bridgewater Bancshares, Inc.
b
801,194
2,699 Brighthouse Financial, Inc.
b
140,699
1,753 Brookline Bancorp, Inc. 18,722
1,813 Business First Bancshares, Inc. 37,076
33,344 Byline Bancorp, Inc. 731,901
1,959 Cadence Bank 49,073
14,264 Capital One Financial Corporation 1,669,173
20,581 Carlyle Group, Inc. 733,713
262 Cathay General Bancorp 9,966
3,288 Cboe Global Markets, Inc. 459,268
11,989 Central Pacific Financial
Corporation 218,679
246 Central Valley Community Bancorp 4,207
23,521 Charles Schwab Corporation 1,554,738
9,975 Chubb, Ltd. 2,038,990
7,996 Citigroup, Inc. 381,089
8,578 Citizens Financial Group, Inc. 276,726
2,282 CNB Financial Corporation 44,408
30,710 Columbia Banking System, Inc. 686,368
38,222 Comerica, Inc. 2,062,459
1,716 Commerce Bancshares, Inc. 91,257
428 Community Bank System, Inc. 23,039
4,518 Community Trust Bancorp, Inc. 173,401
3,116 ConnectOne Bancorp, Inc. 63,785
887 CrossFirst Bankshares, Inc.
b
10,351
945 Cullen/Frost Bankers, Inc. 102,608
1,755 Customers Bancorp, Inc.
b
73,675
5,248 CVB Financial Corporation 99,030
7,023 Dime Community Bancshares, Inc. 157,315
13,038 Discover Financial Services 1,376,161
2,483 Eagle Bancorp, Inc. 68,779
3,059 East West Bancorp, Inc. 190,300
6,440 Eastern Bankshares, Inc. 90,933
4,646 Ellington Residential Mortgage
REIT 33,823
1,109 Employers Holdings, Inc. 42,841
2,078 Enova International, Inc.
b
114,477
1,018 Enterprise Financial Services
Corporation 41,738
1,096 Equity Bancshares, Inc. 29,767
256 Erie Indemnity Company 56,822
1,101 Euronet Worldwide, Inc.
b
96,745
4,303 F.N.B. Corporation 55,035
3,512 FactSet Research Systems, Inc. 1,527,860
38,982 Federated Hermes, Inc. 1,318,761
3,848 Fidelity National Information
Services, Inc. 232,342
2,908 Fifth Third Bancorp 84,623
3,255 Financial Institutions, Inc. 62,431
1,596 First Bancorp/Puerto Rico 23,701
78 First Citizens BancShares, Inc./NC 111,641
743 First Commonwealth Financial
Corporation 10,729
200 First Financial Bancorp 4,618
1,527 First Financial Bankshares, Inc. 49,765
1,440 First Financial Corporation 55,022
10,966 First Foundation, Inc. 80,161
618 First Hawaiian, Inc. 12,786
389 First Horizon Corporation 5,302
1,378 First Internet Bancorp 31,060

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (40.9%) Value
Financials (5.9%) - continued
589 First Interstate BancSystem, Inc. $ 16,922
1,056 First Merchants Corporation 33,919
588 First Mid-Illinois Bancshares, Inc. 17,999
3,325 First of Long Island Corporation 46,351
4,077 Fiserv, Inc.
b
514,558
203 Five Star Bancorp 5,010
1,135 FleetCor Technologies, Inc.
b
282,513
3,756 Flushing Financial Corporation 59,270
760 Flywire Corporation
b
25,946
10,114 Fulton Financial Corporation 144,630
7,466 Genworth Financial, Inc.
b
43,751
20,455 Glacier Bancorp, Inc. 668,879
1,310 Global Life, Inc. 146,943
3,708 Global Payments, Inc. 408,807
2,847 Great Southern Bancorp, Inc. 157,525
1,709 Green Dot Corporation
b
33,411
13,660 Hamilton Lane, Inc. 1,207,954
1,099 Hancock Whitney Corporation 48,367
12,897 Hanmi Financial Corporation 245,043
1,565 Hanover Insurance Group, Inc. 177,596
4,180 Hartford Financial Services Group,
Inc. 300,458
45,502 Heartland Financial USA, Inc. 1,562,539
11,181 Heritage Commerce Corporation 107,338
7,671 Heritage Financial Corporation 143,908
2,336 Home BancShares, Inc. 56,788
5,627 HomeStreet, Inc. 51,768
3,787 Hometrust Bancshares, Inc. 92,062
22,469 Hope Bancorp, Inc. 244,013
4,836 Horizon Bancorp, Inc. 59,918
32,448 Houlihan Lokey, Inc. 3,239,933
5,397 Huntington Bancshares, Inc. 66,059
1,449 Independent Bank Corporation 87,302
3,952 Independent Bank Corporation/MI 81,648
26,700 Intercontinental Exchange, Inc. 3,065,160
315 International Bancshares
Corporation 15,637
6,666 Invesco Mortgage Capital, Inc. 80,059
14,712 Invesco, Ltd. 247,162
44,969 J.P. Morgan Chase & Company 7,103,303
629 Jack Henry & Associates, Inc. 105,402
18,748 Janus Henderson Group plc 550,254
14,457 KeyCorp 177,966
23,078 Kinsale Capital Group, Inc. 8,599,555
9,609 Loews Corporation 602,004
14,425 M&T Bank Corporation 2,017,481
1,004 Marsh & McLennan Companies,
Inc. 189,174
13,357 Mastercard, Inc. 5,266,398
655 Mercantile Bank Corporation 23,004
29,036 MetLife, Inc. 1,828,397
3,290 Metropolitan Bank Holding
Corporation
b
149,004
9,929 MFA Financial, Inc. 111,801
36,512 MGIC Investment Corporation 611,211
313 Mid Penn Bancorp, Inc. 7,356
4,375 Midland States Bancorp, Inc. 102,506
6,628 MidWestOne Financial Group, Inc. 162,585
16,320 Morgan Stanley 1,494,259
7,060 Mr. Cooper Group, Inc.
b
409,268
4,422 MSCI, Inc. 2,423,610
433 MVB Financial Corporation 11,080
19,657 Nasdaq, Inc. 992,482
5,810 Navient Corporation 110,622
Shares Common Stock (40.9%) Value
Financials (5.9%) - continued
12,008 New York Community Bancorp,
Inc. $ 166,551
17,379 NMI Holdings, Inc.
b
464,193
170 Northrim BanCorp, Inc. 8,126
15,835 NU Holdings, Ltd./Cayman
Islands
b
126,047
3,818 OceanFirst Financial Corporation 71,129
1,897 OFG Bancorp 63,531
3,502 Old National Bancorp 59,639
2,999 Old Republic International
Corporation 82,682
1,215 Old Second Bancorp, Inc. 19,428
8,232 OneMain Holdings, Inc. 374,391
454 Pacific Premier Bancorp, Inc. 11,595
7,488 PacWest Bancorp 69,638
81,603 PayPal Holdings, Inc.
b
6,187,139
893 PCB Bancorp 14,574
714 PennyMac Financial Services, Inc. 53,714
1,016 Pinnacle Financial Partners, Inc. 77,114
317 PNC Financial Services Group,
Inc. 43,394
5,178 Popular, Inc. 375,664
3,060 Premier Financial Corporation 66,280
270 PROG Holdings, Inc.
b
10,957
1,178 Prosperity Bancshares, Inc. 74,591
2,312 Prudential Financial, Inc. 223,085
54,501 Radian Group, Inc. 1,467,712
28,087 Raymond James Financial, Inc. 3,091,536
3,816 Regions Financial Corporation 77,732
53 Reinsurance Group of America,
Inc. 7,439
51,469 Rithm Capital Corporation 518,808
27,688 RLI Corporation 3,693,856
596 S&T Bancorp, Inc. 18,822
2,857 Sandy Spring Bancorp, Inc. 69,911
22,571 Seacoast Banking Corporation of
Florida 557,729
6,866 SEI Investments Company 432,489
1,892 Shore Bancshares, Inc. 22,515
554 Simmons First National
Corporation 11,185
414 SmartFinancial, Inc. 10,400
399 South Plains Financial, Inc. 10,713
235 Southern First Bancshares, Inc.
b
7,092
1,034 SouthState Corporation 80,311
4,018 Synchrony Financial 138,782
4,797 Synovus Financial Corporation 162,618
1,789 T. Rowe Price Group, Inc. 220,512
1,439 Territorial Bancorp, Inc. 17,031
6,527 TPG, Inc. 192,090
14,567 Tradeweb Markets, Inc. 1,191,435
49,346 Triumph Financial, Inc.
b
3,499,125
775 Truist Financial Corporation 25,746
2,791 TrustCo Bank Corporation NY 84,818
2,248 Trustmark Corporation 59,032
7,344 Two Harbors Investment
Corporation 98,483
980 U.S. Bancorp 38,886
748 UMB Financial Corporation 53,108
1,577 United Bankshares, Inc. 52,735
921 United Community Banks, Inc. 26,773
2,944 Univest Financial Corporation 57,408
16,880 Unum Group 820,537
4,724 Valley National Bancorp 48,468
4,150 Veritex Holdings, Inc. 89,267
11,055 Virtu Financial, Inc. 205,181

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (40.9%) Value
Financials (5.9%) - continued
1,007 Visa, Inc. $ 239,394
26,136 Voya Financial, Inc. 1,940,859
2,278 W.R. Berkley Corporation 140,530
548 Walker & Dunlop, Inc. 49,857
2,879 Washington Federal, Inc. 89,364
108 Webster Financial Corporation 5,111
110,232 Wells Fargo & Company 5,088,309
933 Westamerica Bancorporation 45,894
96,463 Western Alliance Bancorp 5,011,253
61,929 Western Union Company 754,295
876 WEX, Inc.
b
165,871
136 Willis Towers Watson plc 28,741
772 Wintrust Financial Corporation 65,126
288 WSFS Financial Corporation 12,600
45,658 Zions Bancorp NA 1,746,419
Total 133,915,632
Health Care (5.7%)
2,086 10X Genomics, Inc.
b
131,376
13,060 Abbott Laboratories 1,453,970
2,742 ACADIA Pharmaceuticals, Inc.
b
80,176
2,060 Adaptive Biotechnologies
Corporation
b
17,386
9,136 Agilent Technologies, Inc. 1,112,491
113,032 Agiliti, Inc.
b
1,940,759
2,182 Agios Pharmaceuticals, Inc.
b
57,867
4,789 Aldeyra Therapeutics, Inc.
b
38,863
6,727 Align Technology, Inc.
b
2,542,066
21,908 Alkermes plc
b
641,466
168 Alnylam Pharmaceuticals, Inc.
b
32,827
575 AmerisourceBergen Corporation 107,468
5,418 Amgen, Inc. 1,268,625
3,313 Amicus Therapeutics, Inc.
b
45,123
746 AMN Healthcare Services, Inc.
b
79,934
2,532 Amphastar Pharmaceuticals, Inc.
b
153,667
1,441 Anika Therapeutics, Inc.
b
33,619
5,523 Apellis Pharmaceuticals, Inc.
b
142,217
5,342 Argenx SE ADR
b
2,694,932
3,298 Arrowhead Research Corporation
b
113,847
8,895 Ascendis Pharma AS ADR
b
801,884
15,961 AstraZeneca plc ADR 1,144,404
1,545 Avanos Medical, Inc.
b
37,806
120,117 Avantor, Inc.
b
2,470,807
8,244 Azenta, Inc.
b
387,303
25,749 Baxter International, Inc. 1,164,627
7,836 Biogen, Inc.
b
2,117,209
28,488 BioLife Solutions, Inc.
b
566,341
210 BioMarin Pharmaceutical, Inc.
b
18,465
726 Bio-Rad Laboratories, Inc.
b
294,291
35,365 Bio-Techne Corporation 2,949,441
416 Blueprint Medicines Corporation
b
27,456
764 Bristol-Myers Squibb Company 47,513
1,731 Cardinal Health, Inc. 158,335
20,281 Centene Corporation
b
1,380,933
1,747 Charles River Laboratories
International, Inc.
b
366,066
9,272 Cigna Group 2,736,167
2,569 Codexis, Inc.
b
9,248
3,827 Community Health Systems, Inc.
b
16,801
4,066 Cooper Companies, Inc. 1,590,863
560 CRISPR Therapeutics AG
b
32,105
17,063 CVS Health Corporation 1,274,436
10,013 Danaher Corporation 2,553,916
5,228 Deciphera Pharmaceuticals, Inc.
b
70,683
4,585 Dentsply Sirona, Inc. 190,369
Shares Common Stock (40.9%) Value
Health Care (5.7%) - continued
24,483 Dexcom, Inc.
b
$ 3,049,603
8,749 Dynavax Technologies
Corporation
b
122,399
34,365 Edwards Lifesciences
Corporation
b
2,820,336
58,464 Elanco Animal Health, Inc.
b
705,661
6,292 Elevance Health, Inc. 2,967,496
404 Eli Lilly & Company 183,638
828 Enanta Pharmaceuticals, Inc.
b
15,707
62,749 Enovis Corporation
b
4,009,661
1,540 Exact Sciences Corporation
b
150,212
34,100 Gilead Sciences, Inc. 2,596,374
3,631 Globus Medical, Inc.
b
218,840
70,311 Halozyme Therapeutics, Inc.
b
3,020,561
6,816 HCA Healthcare, Inc. 1,859,473
5,929 Hologic, Inc.
b
470,881
135 IDEXX Laboratories, Inc.
b
74,889
16,662 Immunocore Holdings plc ADR
b
1,099,359
24,597 InMode, Ltd.
b
1,055,457
10,068 Inspire Medical Systems, Inc.
b
2,897,671
10,191 Insulet Corporation
b
2,820,359
5,366 Intuitive Surgical, Inc.
b
1,740,730
1,901 Jazz Pharmaceuticals, Inc.
b
247,928
30,643 Johnson & Johnson 5,133,622
829 Kiniksa Pharmaceuticals, Ltd.
b
15,618
2,755 Kura Oncology, Inc.
b
28,762
14,408 Laboratory Corporation of America
Holdings 3,082,303
28,366 Lantheus Holdings, Inc.
b
2,453,375
62 Ligand Pharmaceuticals, Inc.
b
4,150
2,378 LivaNova plc
b
138,994
301,078 Maravai LifeSciences Holdings,
Inc.
b
3,405,192
287 Masimo Corporation
b
35,100
1,794 Medpace Holdings, Inc.
b
454,187
32,652 Medtronic plc 2,865,540
46,921 Merck & Company, Inc. 5,004,125
542 Moderna, Inc.
b
63,772
4,111 Molina Healthcare, Inc.
b
1,251,758
2,012 Myriad Genetics, Inc.
b
44,968
15,699 Natera, Inc.
b
709,909
1,988 National HealthCare Corporation 117,332
4,140 Novo Nordisk AS ADR 666,954
1,929 OraSure Technologies, Inc.
b
9,105
2,393 Pacira Pharmaceuticals, Inc.
b
86,986
2,575 Pediatrix Medical Group, Inc.
b
35,355
60,038 Pfizer, Inc. 2,164,970
33,981 Phreesia, Inc.
b
1,077,877
53,577 POINT Biopharma Global, Inc.
b
478,978
107,074 Progyny, Inc.
b
4,471,410
2,730 Qiagen NV
b
127,819
5,835 QuidelOrtho Corporation
b
509,746
95,173 R1 RCM, Inc.
b
1,644,589
13,445 Repligen Corporation
b
2,306,624
76,091 Revance Therapeutics, Inc.
b
1,798,030
1,995 Royalty Pharma PLC 62,603
4,627 Sarepta Therapeutics, Inc.
b
501,521
59,402 scPharmaceuticals, Inc.
b
500,759
1,811 Sensus Healthcare, Inc.
b
5,433
5,119 ShockWave Medical, Inc.
b
1,334,011
28,160 Stevanato Group SPA 879,437
752 Teleflex, Inc. 188,880
3,269 Thermo Fisher Scientific, Inc. 1,793,570
1,841 Ultragenyx Pharmaceutical, Inc.
b
79,384
2,100 uniQure NV
b
21,777

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (40.9%) Value
Health Care (5.7%) - continued
7,862 UnitedHealth Group, Inc. $ 3,981,081
1,522 Vanda Pharmaceuticals, Inc.
b
8,797
7,595 Veeva Systems, Inc.
b
1,551,051
5,636 Veracyte, Inc.
b
154,708
21,182 Vericel Corporation
b
760,857
1,141 Vertex Pharmaceuticals, Inc.
b
402,020
14,181 Viatris, Inc. 149,326
91,703 Viemed Healthcare, Inc.
b
774,890
21,976 Vor BioPharma, Inc.
a,b
66,368
3,085 Waters Corporation
b
852,108
1,173 West Pharmaceutical Services,
Inc. 431,711
1,471 Zentalis Pharmaceuticals, Inc.
b
39,290
15,816 Zimmer Biomet Holdings, Inc. 2,184,980
23,902 Zoetis, Inc. 4,495,727
Total 128,630,822
Industrials (6.3%)
3,806 3M Company 424,369
58 A.O. Smith Corporation 4,213
3,627 Acuity Brands, Inc. 599,325
30,315 Advanced Drainage Systems, Inc. 3,698,127
4,112 AGCO Corporation 547,307
58,056 Air Lease Corporation 2,458,091
11,096 Alaska Air Group, Inc.
b
539,598
25,586 American Airlines Group, Inc.
b
428,565
490 American Woodmark Corporation
b
37,554
11,121 AMETEK, Inc. 1,763,791
398 Apogee Enterprises, Inc. 19,713
2,763 Armstrong World Industries, Inc. 213,746
52,342 ASGN, Inc.
b
3,994,741
468 Atkore International Group, Inc.
b
74,258
4,751 Axon Enterprise, Inc.
b
883,353
2,068 AZZ, Inc. 91,674
120,435 Badger Infrastructure Solutions,
Ltd. 2,931,759
37,953 Barnes Group, Inc. 1,491,553
838 Beacon Roofing Supply, Inc.
b
71,791
5,252 Builders FirstSource, Inc.
b
758,546
9,300 Carlisle Companies, Inc. 2,577,960
539 Caterpillar, Inc. 142,927
18,225 Chart Industries, Inc.
b
3,319,866
20,668 Cimpress plc
b
1,436,426
2,456 Cintas Corporation 1,233,010
127,281 CNH Industrial NV 1,827,755
140 Columbus McKinnon Corporation 5,928
9,693 Conduent Incorporated
b
33,538
10,453 Crane Company 979,342
1,075 CSW Industrials, Inc. 194,091
87,572 CSX Corporation 2,917,899
8,861 Curtiss-Wright Corporation 1,695,641
1,058 Daseke, Inc.
b
8,231
2,028 Deere & Company 871,229
54,652 Delta Air Lines, Inc. 2,528,202
2,066 Donaldson Company, Inc. 129,807
33 Dover Corporation 4,817
100,770 Driven Brands Holdings, Inc.
b
2,606,920
2,053 Eaton Corporation plc 421,522
2,961 EMCOR Group, Inc. 636,733
245 Equifax, Inc. 50,000
14,224 ExlService Holdings, Inc.
b
2,004,873
7,282 Expeditors International of
Washington, Inc. 926,999
54,607 Fastenal Company 3,200,516
8,845 Ferguson plc 1,429,529
Shares Common Stock (40.9%) Value
Industrials (6.3%) - continued
69,918 First Advantage Corporation
b
$ 1,048,770
1,911 Flowserve Corporation 72,159
37,991 Fluor Corporation
b
1,176,961
744 Forrester Research, Inc.
b
23,711
3,504 Fortune Brands Innovations, Inc. 249,029
39,220 Forward Air Corporation 4,660,905
340 Gates Industrial Corporation plc
b
4,631
797 Genco Shipping & Trading, Ltd. 11,556
11,016 General Dynamics Corporation 2,462,957
2,955 Gibraltar Industries, Inc.
b
191,100
61 GMS, Inc.
b
4,495
351 Gorman-Rupp Company 11,127
28,950 Greenbrier Companies, Inc. 1,337,200
714 Heidrick & Struggles International,
Inc. 19,471
45,573 Helios Technologies, Inc. 2,880,214
1,233 Herc Holdings, Inc. 165,012
3,928 Hillman Solutions Corporation
b
38,652
7,157 Honeywell International, Inc. 1,389,388
99,941 Howmet Aerospace, Inc. 5,110,983
1,330 Hubbell, Inc. 414,960
1,748 IDEX Corporation 394,716
1,829 Interface, Inc. 17,869
176,288 Janus International Group, Inc.
b
2,013,209
114 JB Hunt Transport Services, Inc. 23,249
9,645 JetBlue Airways Corporation
b
74,942
22,907 Johnson Controls International plc 1,593,182
3,168 Kennametal, Inc. 96,561
192 Knight-Swift Transportation
Holdings, Inc. 11,664
10,593 L3Harris Technologies, Inc. 2,007,268
22,714 Lincoln Electric Holdings, Inc. 4,558,927
22,241 ManpowerGroup, Inc. 1,754,370
3,504 Masterbrand, Inc.
b
43,274
1,233 Matson, Inc. 115,236
21,225 Maximus, Inc. 1,777,806
18,376 Middleby Corporation
b
2,790,396
29,553 Miller Industries, Inc. 1,121,241
8,290 Moog, Inc. 874,098
1,802 MSC Industrial Direct Company,
Inc. 181,858
785 MYR Group, Inc.
b
111,910
138 National Presto Industries, Inc. 10,807
3,157 Northrop Grumman Corporation 1,404,865
4,234 nVent Electric plc 223,894
9,919 Old Dominion Freight Line, Inc. 4,160,921
12,931 Oshkosh Corporation 1,190,557
8,703 Owens Corning, Inc. 1,218,333
8,421 PACCAR, Inc. 725,301
8,299 Parker-Hannifin Corporation 3,402,673
699 Paycom Software, Inc. 257,763
778 Paylocity Holding Corporation
b
176,489
22,376 Pentair plc 1,555,132
7,621 Quanta Services, Inc. 1,536,546
52,683 RB Global, Inc. 3,397,000
10,746 Regal Rexnord Corporation 1,678,310
2,519 Republic Services, Inc. 380,646
1,882 Resideo Technologies, Inc.
b
35,231
5,247 Saia, Inc.
b
2,220,216
45,923 Schneider National, Inc. 1,414,888
8,938 Simpson Manufacturing Company,
Inc. 1,412,204
4,327 SkyWest, Inc.
b
190,345
184 Snap-On, Inc. 50,129
11,866 Southwest Airlines Company 405,343

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (40.9%) Value
Industrials (6.3%) - continued
3,174 Standex International Corporation $ 471,561
529 Sterling Construction Company,
Inc.
b
31,735
18,191 Tennant Company 1,459,646
2,790 Terex Corporation 163,578
4,611 Textron, Inc. 358,597
37,076 Timken Company 3,442,877
1,562 Titan International, Inc.
b
19,509
1,454 Titan Machinery, Inc.
b
46,412
2,351 Trane Technologies plc 468,883
20,863 TransUnion 1,662,572
2,451 Trex Company, Inc.
b
169,462
434 TriNet Group, Inc.
b
45,670
45,429 Uber Technologies, Inc.
b
2,246,918
32 UniFirst Corporation/MA 5,194
4,319 Union Pacific Corporation 1,002,094
17,263 United Parcel Service, Inc. 3,230,425
9,896 United Rentals, Inc. 4,598,473
373 Valmont Industries, Inc. 98,752
3,102 Wabash National Corporation 73,455
47,452 WillScot Mobile Mini Holdings
Corporation
b
2,275,323
Total 141,969,621
Information Technology (8.0%)
7,852 8x8, Inc.
b
37,218
6,676 Adobe, Inc.
b
3,646,231
14,410 Advanced Micro Devices, Inc.
b
1,648,504
1,452 Alarm.com Holdings, Inc.
b
80,165
1,005 Alpha and Omega Semiconductor,
Ltd.
b
33,044
3,336 Alteryx, Inc.
b
138,311
490 American Software, Inc. 5,650
3,099 Amkor Technology, Inc. 90,150
29,069 Amphenol Corporation 2,567,083
4,054 ANSYS, Inc.
b
1,386,873
72,021 Apple, Inc. 14,148,525
14,222 Applied Materials, Inc. 2,155,913
7,742 Arista Networks, Inc.
b
1,200,707
5,898 Arrow Electronics, Inc.
b
840,701
3,723 Autodesk, Inc.
b
789,239
8,900 BILL Holdings, Inc.
b
1,115,526
219 Broadcom, Inc. 196,804
1,323 Cadence Design Systems, Inc.
b
309,595
74,489 Calix, Inc.
b
3,360,199
567 CDW Corporation 106,069
44,824 Ciena Corporation
b
1,891,573
163,262 Cisco Systems, Inc. 8,496,154
47,825 Cognex Corporation 2,612,201
183 Cognizant Technology Solutions
Corporation 12,083
34,843 Cohu, Inc.
b
1,520,897
9,669 CommScope Holding Company,
Inc.
b
43,510
1,185 Corning, Inc. 40,219
14,895 Crane NXT Company 881,039
2,295 Datadog, Inc.
b
267,872
18,350 Descartes Systems Group, Inc.
b
1,428,914
12,941 DocuSign, Inc.
b
696,485
4,642 Dolby Laboratories, Inc. 411,328
99,827 Dropbox, Inc.
b
2,690,338
776 Elastic NV
b
51,565
11,976 Entegris, Inc. 1,313,887
4,259 EPAM Systems, Inc.
b
1,008,574
40 Fair Isaac Corporation
b
33,519
Shares Common Stock (40.9%) Value
Information Technology (8.0%) - continued
35,523 Five9, Inc.
b
$ 3,117,143
25,387 Flex, Ltd.
b
694,588
7,857 FormFactor, Inc.
b
291,966
14,175 Fortinet, Inc.
b
1,101,681
14,397 Gen Digital, Inc. 280,022
77,440 Gilat Satellite Networks, Ltd.
b
482,451
77 GoDaddy, Inc.
b
5,936
82,219 Grid Dynamics Holdings, Inc.
b
856,722
49,235 Guidewire Software, Inc.
b
4,176,113
47,700 Hackett Group, Inc. 1,109,025
17,093 Hewlett Packard Enterprise
Company 297,076
159 HP, Inc. 5,220
2,385 HubSpot, Inc.
b
1,384,612
4,046 Insight Enterprises, Inc.
b
593,508
1,863 IPG Photonics Corporation
b
244,891
31,807 Juniper Networks, Inc. 884,235
3,310 Keysight Technologies, Inc.
b
533,175
1,535 KLA Corporation 788,913
82,548 Knowles Corporation
b
1,508,152
2,377 Lam Research Corporation 1,707,851
37,619 Lattice Semiconductor
Corporation
b
3,421,072
7,267 Littelfuse, Inc. 2,213,528
4,089 LiveRamp Holding, Inc.
b
116,700
1,697 Marvell Technology, Inc. 110,526
274 MaxLinear, Inc.
b
6,760
10,113 Microchip Technology, Inc. 950,015
68,038 Microsoft Corporation 22,855,325
4,073 Monolithic Power Systems, Inc. 2,278,803
279 Motorola Solutions, Inc. 79,970
2,373 NCR Corporation
b
63,786
6,815 NICE, Ltd. ADR
a,b
1,484,648
13,634 Nova, Ltd.
b
1,689,798
21,148 NVIDIA Corporation 9,882,249
17,373 ON Semiconductor Corporation
b
1,871,941
156 OSI Systems, Inc.
b
18,600
2,992 PagerDuty, Inc.
b
77,553
10,895 Palo Alto Networks, Inc.
b
2,723,314
18,211 Plexus Corporation
b
1,793,601
12,425 PTC, Inc.
b
1,811,689
5,079 Q2 Holdings, Inc.
b
180,152
1,592 Qorvo, Inc.
b
175,152
47,051 QUALCOMM, Inc. 6,218,731
585 Qualys, Inc.
b
81,198
3,779 Rackspace Technology, Inc.
b
8,767
2,075 RingCentral, Inc.
b
85,822
842 Roper Industries, Inc. 415,148
16,691 Salesforce, Inc.
b
3,755,642
59,186 Samsung Electronics Company,
Ltd. 3,240,591
529 Sanmina Corporation
b
32,512
4,951 ServiceNow, Inc.
b
2,886,433
3,669 Skyworks Solutions, Inc. 419,624
6,743 Splunk, Inc.
b
730,469
1,585 Sprinklr, Inc.
b
22,253
87,224 Sprout Social, Inc.
b
4,983,979
5,342 Synopsys, Inc.
b
2,413,516
400 Teledyne Technologies, Inc.
b
153,812
3,072 Teradata Corporation
b
174,643
107 Teradyne, Inc. 12,085
19,131 Texas Instruments, Inc. 3,443,580
20,127 Trimble, Inc.
b
1,082,833
298,569 TTM Technologies, Inc.
b
4,287,451
8,104 Tyler Technologies, Inc.
b
3,214,290

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (40.9%) Value
Information Technology (8.0%) - continued
5,939 Unisys Corporation
b
$ 32,308
8,016 Universal Display Corporation 1,169,374
4,026 Upland Software, Inc.
b
15,903
37,617 Varonis Systems, Inc.
b
1,079,608
1,950 Verint Systems, Inc.
b
72,871
4,629 VeriSign, Inc.
b
976,488
6,763 Viavi Solutions, Inc.
b
73,514
7,258 Vishay Intertechnology, Inc. 204,313
7,826 Vontier Corporation 242,058
1,339 Western Digital Corporation
b
56,988
36,708 Wolfspeed, Inc.
b
2,419,057
34,325 Workiva, Inc.
b
3,614,079
1,377 Xerox Holdings Corporation 22,004
5,812 Yext, Inc.
b
56,493
123 Zebra Technologies Corporation
b
37,879
3,102 Zoom Video Communications,
Inc.
b
227,532
Total 179,088,975
Materials (1.7%)
855 Albemarle Corporation 181,499
454 Alcoa Corporation 16,430
7,433 AptarGroup, Inc. 902,812
1,223 Avery Dennison Corporation 225,044
64,253 Axalta Coating Systems, Ltd.
b
2,056,096
33,231 Ball Corporation 1,950,327
8,857 Berry Plastics Group, Inc. 580,754
17,273 Carpenter Technology Corporation 1,033,962
4,534 Celanese Corporation 568,518
32,310 CF Industries Holdings, Inc. 2,652,005
13,696 Cleveland-Cliffs, Inc.
b
241,734
5,120 Commercial Metals Company 292,966
3,206 Eagle Materials, Inc. 591,090
19,019 Eastman Chemical Company 1,627,646
114 Hawkins, Inc. 5,330
5,776 Huntsman Corporation 171,952
30,333 Ingevity Corporation
b
1,941,919
2,758 Innospec, Inc. 295,492
99,991 Ivanhoe Mines, Ltd.
b
1,060,080
1,001 Kaiser Aluminum Corporation 81,281
2,553 Linde plc 997,381
3,426 LSB Industries, Inc.
b
38,269
7,721 LyondellBasell Industries NV 763,298
3,029 Martin Marietta Materials, Inc. 1,352,327
1,952 Mercer International, Inc. 17,373
812 Myers Industries, Inc. 15,923
6,271 Newmont Corporation 269,151
21,114 Nucor Corporation 3,633,508
3,865 O-I Glass, Inc.
b
88,740
2,140 Orion SA 46,909
17,764 PPG Industries, Inc. 2,556,240
164,405 Ranpak Holdings Corporation
b
1,053,836
491 Reliance Steel & Aluminum
Company 143,794
17,872 RPM International, Inc. 1,846,356
1,482 Ryerson Holding Corporation 62,970
2,049 Schnitzer Steel Industries, Inc. 74,194
6,553 SSR Mining, Inc. 95,412
24,462 Steel Dynamics, Inc. 2,607,160
26,667 Summit Materials, Inc.
b
964,812
5,073 SunCoke Energy, Inc. 45,048
1,888 TimkenSteel Corporation
b
43,990
697 TriMas Corporation 17,955
1,009 Trinseo plc 17,779
159,448 Tronox Holdings plc 2,119,064
Shares Common Stock (40.9%) Value
Materials (1.7%) - continued
9,775 United States Lime & Minerals, Inc. $ 2,009,838
17,599 United States Steel Corporation 448,775
5,555 Vulcan Materials Company 1,224,878
7,500 WestRock Company 249,675
Total 39,281,592
Real Estate (1.6%)
50,716 Agree Realty Corporation 3,285,382
8,641 Alexandria Real Estate Equities,
Inc. 1,086,001
8,180 Apartment Income REIT
Corporation 282,537
11,134 AvalonBay Communities, Inc. 2,100,429
9,935 Camden Property Trust 1,083,809
1,776 CareTrust REIT, Inc. 36,923
23,233 CBRE Group, Inc.
b
1,935,541
1,302 Centerspace 80,893
3,326 Chatham Lodging Trust 31,930
19,832 CubeSmart 859,915
173,437 Cushman and Wakefield plc
b
1,704,886
8,514 Digital Realty Trust, Inc. 1,061,015
4,439 DigitalBridge Group, Inc. 71,113
617 EastGroup Properties, Inc. 109,320
4,511 Elme Communities 73,304
8,017 EPR Properties 357,879
32,162 Equity Commonwealth 630,054
11,601 Equity Residential 764,970
4,688 Essential Properties Realty Trust,
Inc. 115,090
962 Essex Property Trust, Inc. 234,295
4,473 Extra Space Storage, Inc. 624,297
6,446 First Industrial Realty Trust, Inc. 333,258
7,255 FirstService Corporation 1,136,351
9,385 Four Corners Property Trust, Inc. 246,825
2,053 Getty Realty Corporation 66,353
134,441 Healthcare Realty Trust, Inc. 2,625,633
105,458 Host Hotels & Resorts, Inc. 1,940,427
1,397 Howard Hughes Corporation
b
117,949
62,594 Independence Realty Trust, Inc. 1,066,602
2,246 Kennedy-Wilson Holdings, Inc. 37,059
843 LTC Properties, Inc. 28,291
18,969 LXP Industrial Trust 191,018
6,859 Mid-America Apartment
Communities, Inc. 1,026,518
43,634 National Storage Affiliates Trust 1,474,393
9,111 NetSTREIT Corporation 162,996
10,979 NNN REIT, Inc. 468,584
8,474 Pebblebrook Hotel Trust 130,923
4,055 Public Storage 1,142,496
3,975 Realty Income Corporation 242,356
11,984 Regency Centers Corporation 785,311
15,376 Rexford Industrial Realty, Inc. 847,064
788 RMR Group, Inc. 18,581
11,217 Sabra Health Care REIT, Inc. 145,709
14,718 SBA Communications Corporation 3,222,506
20,678 Service Properties Trust 175,556
1,617 Terreno Realty Corporation 95,953
17,208 UDR, Inc. 703,463
2,434 Welltower, Inc. 199,953
6,348 Zillow Group, Inc.
b
337,840
Total 35,499,551
Utilities (1.1%)
2,355 AES Corporation 50,939
24,873 Alliant Energy Corporation 1,336,675

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (40.9%) Value
Utilities (1.1%) - continued
1,693 Artesian Resources Corporation $ 77,133
893 Avista Corporation 34,505
17,921 Black Hills Corporation 1,081,174
42,579 CenterPoint Energy, Inc. 1,281,202
285 Clearway Energy, Inc. 7,031
2,351 Consolidated Water Company,
Ltd.
a
45,986
28,333 Constellation Energy Corporation 2,738,384
18,785 Duke Energy Corporation 1,758,652
7,788 Edison International 560,424
36,238 Entergy Corporation 3,721,643
18,094 Evergy, Inc. 1,085,097
461 NextEra Energy Partners, LP
a
25,101
80,039 NiSource, Inc. 2,228,286
20,263 NorthWestern Corporation 1,144,252
28,420 OGE Energy Corporation 1,027,383
5,329 PG&E Corporation
b
93,844
8,091 Pinnacle West Capital Corporation 670,097
27,610 Portland General Electric
Company 1,316,169
25,471 Public Service Enterprise Group,
Inc. 1,607,729
7,012 Sempra 1,044,928
13,329 Spire, Inc. 847,325
8,090 UGI Corporation 218,349
856 Vistra Energy Corporation 24,019
Total 24,026,327
Total Common Stock
(cost $738,974,947) 919,022,968
Principal
Amount Long-Term Fixed Income ( 2.9% ) Value
Collateralized Mortgage Obligations (<0.1%)
Sequoia Mortgage Trust
$ 25,767
3.483%,  9/20/2046, Ser.
2007-1, Class 4A1
c
17,661
Total 17,661
Commercial Mortgage-Backed Securities (0.1%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
200,000
3.500%,  7/25/2032, Ser.
K148, Class A2
c,d
183,235
275,000
3.530%,  8/25/2032, Ser.
K149, Class A2
d
253,016
300,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
c,d
279,228
1,000,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
c,d
937,692
325,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
c,d
317,690
Total 1,970,861
Mortgage-Backed Securities (1.1%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
971,896 2.500%,  5/1/2051 822,324
850,381 3.500%,  5/1/2052 770,994
676,973 4.000%,  5/1/2052 637,584
1,423,308 3.500%,  6/1/2052 1,291,519
Principal
Amount Long-Term Fixed Income (2.9%) Value
Mortgage-Backed Securities (1.1%) - continued
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
$ 245,457 2.500%,  7/1/2030 $ 227,332
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
619,646 3.000%,  8/1/2038 568,795
755,630 3.500%,  5/1/2040 705,194
502,884 2.500%,  4/1/2042 436,544
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
925,497 3.000%,  1/1/2052 813,300
221,249 2.000%,  2/1/2051 180,177
126,127 2.000%,  2/1/2051 102,564
541,977 2.500%,  2/1/2051 459,267
712,943 2.500%,  2/1/2051 605,933
1,450,110 2.000%,  3/1/2051 1,177,561
960,879 3.000%,  3/1/2052 842,802
546,647 3.000%,  4/1/2051 479,840
597,228 3.000%,  5/1/2050 527,740
260,920 2.000%,  5/1/2051 211,605
484,531 3.000%,  5/1/2051 430,171
398,077 3.000%,  6/1/2050 355,206
149,829 5.000%,  6/1/2053 147,276
784,838 2.500%,  7/1/2051 664,121
615,649 3.500%,  7/1/2051 564,564
661,257 3.500%,  8/1/2050 608,264
435,495 3.500%,  9/1/2052 396,310
1,147,811 4.000%,  10/1/2052 1,074,723
263,610 2.000%,  11/1/2051 213,828
1,081,570 2.000%,  12/1/2050 879,830
901,497 2.500%,  12/1/2051 764,769
1,309,104 4.500%,  12/1/2052 1,262,175
1,575,000 5.500%,  8/1/2042
e
1,564,049
1,125,000 4.000%,  8/1/2048
e
1,050,161
1,825,000 4.500%,  8/1/2048
e
1,747,224
350,000 5.000%,  8/1/2048 341,893
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
504,709 2.500%,  3/1/2062 411,794
359,231 3.500%,  7/1/2061 323,212
581,817 4.000%,  12/1/2061 543,082
Total 24,203,727
U.S. Government & Agencies (1.7%)
U.S. Treasury Bonds
2,000,000 1.625%,  11/15/2050 1,204,766
3,850,000 4.000%,  11/15/2052 3,846,391
1,490,000 2.250%,  11/15/2027 1,372,430
4,500,000 2.875%,  5/15/2028 4,240,723
190,000 5.250%,  11/15/2028 199,151
125,000 0.875%,  11/15/2030 100,698
70,000 1.375%,  11/15/2031 57,274
8,000,000 2.875%,  5/15/2032 7,348,750
3,240,000 1.375%,  11/15/2040 2,120,301
2,291,000 2.500%,  5/15/2046 1,717,086
U.S. Treasury Notes
5,700,000 3.000%,  6/30/2024 5,577,316
960,000 2.250%,  11/15/2024 924,000
1,930,000 2.125%,  11/30/2024 1,852,725
540,000 2.625%,  1/31/2026 514,287

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (2.9%) Value
U.S. Government & Agencies (1.7%) -
continued
$ 4,295,000 2.500%,  2/28/2026 $ 4,074,210
200,000 0.750%,  1/31/2028 171,617
900,000 3.500%,  1/31/2028 872,965
2,400,000 3.625%,  3/31/2028 2,340,750
Total 38,535,440
Total Long-Term Fixed Income
(cost $69,640,279) 64,727,689
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
1,454,836 Thrivent Cash Management Trust 1,454,836
Total Collateral Held for
Securities Loaned
(cost $1,454,836) 1,454,836
Shares or
Principal
Amount Short-Term Investments ( 13.4% ) Value
Federal Home Loan Bank Discount
Notes
400,000 5.150%, 8/15/2023
f,g
399,212
4,000,000 5.087%, 8/16/2023
f,g
3,991,560
4,300,000 4.870%, 8/18/2023
f,g
4,289,719
5,700,000 5.090%, 9/13/2023
f,g
5,665,398
600,000 5.120%, 9/19/2023
f,g
595,851
300,000 5.270%, 10/25/2023
f,g
296,401
Federal National Mortgage
Association Discount Notes
8,800,000 4.860%, 9/18/2023
f,g
8,740,388
Thrivent Core Short-Term Reserve
Fund
27,708,573 5.550% 277,085,728
Total Short-Term Investments
(cost $300,993,731) 301,064,257
Total Investments (cost
$1,855,819,919) 100.2% $2,251,768,643
Other Assets and Liabilities, Net
(0.2%) (4,539,756)
Total Net Assets 100.0% $2,247,228,887
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes variable rate securities. The rate shown is as of
July 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of July 31, 2023:
Securities Lending Transactions
Common Stock $ 1,428,268
Total lending $1,428,268
Gross amount payable upon return of
collateral for securities loaned $1,454,836
Net amounts due to counterparty $26,568
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 51,056,685 51,056,685 – –
Consumer Discretionary 95,951,413 95,951,413 – –
Consumer Staples 47,808,198 47,808,198 – –
Energy 41,794,152 41,794,152 – –
Financials 133,915,632 133,915,632 – –
Health Care 128,630,822 128,630,822 – –
Industrials 141,969,621 139,037,862 2,931,759 –
Information Technology 179,088,975 175,848,384 3,240,591 –
Materials 39,281,592 38,221,512 1,060,080 –
Real Estate 35,499,551 35,499,551 – –
Utilities 24,026,327 24,026,327 – –
Registered Investment Companies
U.S. Affiliated 676,695,109 676,695,109 – –
U.S. Unaffiliated 12,549,100 12,549,100 – –
Long-Term Fixed Income
Collateralized Mortgage Obligations 17,661 – 17,661 –
Commercial Mortgage-Backed Securities 1,970,861 – 1,970,861 –
Mortgage-Backed Securities 24,203,727 – 24,203,727 –
U.S. Government & Agencies 38,535,440 – 38,535,440 –
Short-Term Investments 23,978,529 – 23,978,529 –
Subtotal Investments in Securities $1,696,973,395 $1,601,034,747 $95,938,648 $–
Other Investments  * Total
Affiliated Short-Term Investments 277,085,728
U.S. Affiliated Registered Investment Cos. 276,254,684
Collateral Held for Securities Loaned 1,454,836
Subtotal Other Investments $554,795,248
Total Investments at Value $2,251,768,643
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 24,888,647 24,888,647 – –
Total Asset Derivatives $24,888,647 $24,888,647 $– $–
Liability Derivatives
Futures Contracts 16,930,793 16,930,793 – –
Total Liability Derivatives $16,930,793 $16,930,793 $– $–

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Fund's futures contracts held as of July 31, 2023. Investments and/or cash totaling
$23,978,529 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 25 September 2023 $ 2,860,226 ( $ 75,069)
CBOT 2-Yr. U.S. Treasury Note 18 September 2023 3,686,868 (32,306)
CME E-mini S&P 500 Index 1,708 September 2023 370,824,764 23,253,536
ICE mini MSCI EAFE Index 462 September 2023 49,382,746 1,571,234
Total Futures Long Contracts $ 426,754,604 $ 24,717,395
CME E-mini Russell 2000 Index (685) September 2023 ( $ 65,127,221) ( $ 3,838,579)
CME E-mini S&P Mid-Cap 400 Index (665) September 2023 (171,623,283) (10,812,818)
CME Euro Foreign Exchange Currency (153) September 2023 (20,717,140) (367,216)
Eurex Euro STOXX 50 Index (441) September 2023 (20,943,989) (856,297)
ICE US mini MSCI Emerging Markets Index (411) September 2023 (20,717,357) (948,508)
Ultra 10-Yr. U.S. Treasury Note (22) September 2023 (2,637,533) 63,877
Total Futures Short Contracts ( $ 301,766,523) ($16,759,541)
Total Futures Contracts $ 124,988,081 $7,957,854

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $36,980 $ 1,524 $– $46,675 5,163 2.1%
Core International Equity 47,060 1,278 – 58,999 5,836 2.6
Core Low Volatility Equity 74,334 7,438 – 79,820 6,793 3.5
Core Mid Cap Value — 58,001 – 64,818 6,161 2.9
Core Small Cap Value 24,654 295 – 25,942 2,666 1.2
Global Stock, Class S 44,383 1,559 – 53,249 1,997 2.4
High Yield, Class S 6,532 297 – 7,012 1,715 0.3
Income, Class S 4,112 130 – 4,471 562 0.2
International Allocation, Class S 119,015 2,724 – 148,446 14,539 6.6
Large Cap Growth, Class S 130,342 9,309 – 170,900 10,100 7.6
Large Cap Value, Class S 98,974 6,078 – 109,394 3,932 4.9
Limited Maturity Bond, Class S 7,073 159 – 7,409 621 0.3
Mid Cap Stock, Class S 108,031 2,975 – 121,762 3,503 5.4
Small Cap Stock, Class S 49,422 4,292 – 54,053 1,855 2.4
Total U.S. Affiliated Registered Investment
Companies 750,912 952,950 42.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% 249,728 357,302 329,944 277,086 27,709 12.3
Total Affiliated Short-Term Investments 249,728 277,086 12.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,397 140,302 144,244 1,455 1,455 0.1
Total Collateral Held for Securities Loaned 5,397 1,455 0.1
Total Value $1,006,037 $ 1,231,491
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 7/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $8,171 $– $1,524
Core International Equity – 10,661 – 1,279
Core Low Volatility Equity Fund – (1,952) 5,937 1,501
Core Mid Cap Value – 6,817 – –
Core Small Cap Value – 993 – 296
Global Stock, Class S – 7,307 969 590
High Yield, Class S – 183 – 298
Income, Class S – 229 – 129
International Allocation, Class S – 26,707 – 2,724
Large Cap Growth, Class S – 31,249 9,308 –
Large Cap Value, Class S – 4,342 4,270 1,808
Limited Maturity Bond, Class S – 177 – 160
Mid Cap Stock, Class S – 10,756 2,578 397
Small Cap Stock, Class S – 339 4,085 206
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% – – – 11,332
Total Income/Non Income Cash from Affiliated Investments $22,244
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 15
Total Affiliated Income from Securities Loaned, Net $15
Total $– $105,979 $27,147

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 5.8% )
a
Value
Basic Materials (0.2%)
Arsenal AIC Parent, LLC, Term
Loan
$ 76,687
0.000%,  (TSFR1M +
4.500%), 7/27/2030
b,c,d
$ 76,607
Asplundh Tree Expert, LLC, Term
Loan
147,860
7.169%,  (LIBOR 1M +
1.750%), 9/4/2027
d
147,687
Grinding Media, Inc., Term Loan
84,357
9.530%,  (LIBOR 1M +
4.000%), 10/12/2028
d
82,459
Hyperion Materials &
Technologies, Inc., Term Loan
74,717
9.704%,  (LIBOR 3M +
4.250%), 8/30/2028
d
74,344
INEOS US Petrochem, LLC, Term
Loan
216,344
8.183%,  (LIBOR 1M +
2.750%), 1/29/2026
d
214,248
Lummus Technology Holdings V,
LLC, Term Loan
77,094
8.933%,  (LIBOR 1M +
3.500%), 6/30/2027
d
76,616
Nouryon USA, LLC, Term Loan
196,092
8.068%,  (LIBOR 3M +
2.750%), 10/1/2025
d
195,356
Spectrum Group Buyer, Inc., Term
Loan
76,258
11.953%,  (TSFR1M +
6.500%), 5/19/2028
d
72,890
Total 940,207
Capital Goods (0.6%)
Ali Group North America
Corporation, Term Loan
114,865
7.433%,  (TSFR1M +
2.000%), 7/22/2029
d
114,829
Berry Global, Inc., Term Loan
138,173
7.280%,  (LIBOR 1M +
1.750%), 7/1/2026
d
138,022
Brookfield WEC Holdings, Inc.,
Term Loan
184,580
8.183%,  (LIBOR 1M +
2.750%), 8/1/2025
d
184,218
BW Holding, Inc., Term Loan
79,538
9.414%,  (LIBOR 1M +
4.000%), 12/14/2028
d
72,323
Chart Industries, Inc., Term Loan
43,103
9.105%,  (TSFR1M +
3.750%), 3/17/2030
d
43,103
Charter Next Generation, Inc.,
Term Loan
149,678
9.183%,  (LIBOR 1M +
3.750%), 12/1/2027
d
148,908
Clydesdale Acquisition Holdings,
Inc., Term Loan
214,376
9.594%,  (TSFR1M +
4.175%), 4/13/2029
d
212,252
Cornerstone Building Brands, Inc.,
Term Loan
213,906
8.572%,  (LIBOR 1M +
3.250%), 4/12/2028
d
206,340
Principal
Amount Bank Loans (5.8%)
a
Value
Capital Goods (0.6%) - continued
Emerald Debt Merger Sub, LLC,
Term Loan
$ 161,847
8.264%,  (TSFR1M +
3.000%), 5/31/2030
d
$ 161,828
Foley Products Company, LLC,
Term Loan
74,898
10.142%,  (SOFRRATE +
4.750%), 2/16/2029
d
74,056
Ingersoll-Rand Services Company,
Term Loan
124,039
7.169%,  (LIBOR 1M +
1.750%), 2/28/2027
d
123,931
Quikrete Holdings, Inc., Term Loan
76,406
8.058%,  (LIBOR 1M +
2.625%), 1/31/2027
d
76,271
168,721
8.433%,  (LIBOR 1M +
3.000%), 3/18/2029
d
168,773
Smyrna Ready Mix Concrete, LLC,
Term Loan
160,654
9.669%,  (TSFR1M +
4.250%), 4/1/2029
d
160,555
TK Elevator U.S. Newco, Inc., Term
Loan
126,050
8.160%,  (LIBOR 6M +
3.500%), 7/31/2027
d
125,499
TransDigm, Inc., Term Loan
353,854
8.492%,  (TSFR1M +
3.250%), 8/24/2028
b,c,d
353,964
Vertiv Group Corporation, Term
Loan
124,046
7.977%,  (LIBOR 1M +
2.750%), 3/2/2027
d
124,002
Total 2,488,874
Communications Services (0.8%)
Altice France SA/France, Term
Loan
258,675
10.808%,  (TSFR1M +
5.500%), 8/31/2028
d
212,760
CCI Buyer, Inc., Term Loan
99,238
9.242%,  (LIBOR 3M +
4.000%), 12/17/2027
d
97,027
Cengage Learning, Inc., Term
Loan
81,946
10.323%,  (LIBOR 3M +
4.750%), 7/14/2026
d
80,997
Charter Communications
Operating, LLC, Term Loan
311,572
7.115%,  (LIBOR 1M +
1.750%), 2/1/2027
d
309,198
Clear Channel Outdoor Holdings,
Inc., Term Loan
228,933
9.131%,  (LIBOR 3M +
3.500%), 8/23/2026
d
221,385
Crown Subsea Communications
Holding, Inc., Term Loan
75,286
10.227%,  (LIBOR 1M +
5.000%), 4/27/2027
d
75,334
117,369
10.477%,  (TSFR1M +
5.250%), 4/27/2027
d
117,418
CSC Holdings, LLC, Term Loan
117,296
7.836%,  (LIBOR 1M +
2.500%), 4/15/2027
d
102,005

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (5.8%)
a
Value
Communications Services (0.8%) - continued
DIRECTV Financing, LLC, Term
Loan
$ 285,554
10.433%,  (LIBOR 1M +
5.000%), 8/2/2027
d
$ 283,458
Intelsat Jackson Holdings SA,
Term Loan
153,082
9.443%,  (TSFR6M +
4.250%), 2/1/2029
d
152,677
Level 3 Financing, Inc., Term Loan
130,000
7.183%,  (LIBOR 1M +
1.750%), 3/1/2027
d
121,970
Lumen Technologies, Inc., Term
Loan
160,155
7.683%,  (LIBOR 3M +
2.250%), 3/15/2027
d
111,369
McGraw-Hill Education, Inc., Term
Loan
103,200
0.000%,  (LIBOR 1M +
4.750%), 7/30/2028
b,c,d
100,130
MH Sub I, LLC, Term Loan
193,237
9.569%,  (TSFR1M +
4.250%), 5/3/2028
d
186,050
NEP Group, Inc., Term Loan
81,929
8.683%,  (LIBOR 1M +
3.250%), 10/20/2025
d
75,395
Nexstar Media, Inc., Term Loan
162,811
7.933%,  (LIBOR 1M +
2.500%), 9/18/2026
d
162,658
Playtika Holding Corporation, Term
Loan
99,239
8.183%,  (LIBOR 1M +
2.750%), 3/11/2028
d
98,799
Radiate Holdco, LLC, Term Loan
162,168
8.683%,  (LIBOR 1M +
3.250%), 9/25/2026
d
136,193
RLG Holdings, LLC, Term Loan
79,538
9.683%,  (LIBOR 1M +
4.250%), 7/8/2028
d
76,271
SBA Senior Finance II, LLC, Term
Loan
245,065
7.169%,  (LIBOR 1M +
1.750%), 4/11/2025
d
244,747
UPC Financing Partnership, Term
Loan
76,000
8.261%,  (LIBOR 1M +
2.925%), 1/31/2029
d
73,948
Virgin Media Bristol, LLC, Term
Loan
189,000
7.836%,  (LIBOR 1M +
2.500%), 1/31/2028
d
183,850
Zayo Group Holdings, Inc., Term
Loan
157,860
8.433%,  (LIBOR 1M +
3.000%), 3/9/2027
d
119,907
Ziggo Financing Partnership, Term
Loan
127,000
7.836%,  (LIBOR 1M +
2.500%), 4/30/2028
d
123,402
Total 3,466,948
Consumer Cyclical (1.1%)
1011778 B.C., ULC, Term Loan
308,602
7.183%,  (LIBOR 1M +
1.750%), 11/19/2026
d
306,336
Principal
Amount Bank Loans (5.8%)
a
Value
Consumer Cyclical (1.1%) - continued
AlixPartners, LLP, Term Loan
$ 139,054
8.183%,  (LIBOR 1M +
2.750%), 2/4/2028
b,c,d
$ 138,794
Allied Universal Holdco, LLC, Term
Loan
308,644
9.169%,  (LIBOR 1M +
3.750%), 5/14/2028
d
297,017
Alterra Mountain Company, Term
Loan
97,258
8.933%,  (LIBOR 1M +
3.500%), 8/17/2028
d
97,055
Arches Buyer, Inc., Term Loan
53,449
8.669%,  (LIBOR 1M +
3.250%), 12/6/2027
d
51,746
Belron Luxembourg SARL, Term
Loan
75,000
8.160%,  (TSFR1M +
2.750%), 4/13/2029
d
74,953
Caesars Entertainment, Inc., Term
Loan
190,523
8.669%,  (TSFR1M +
3.250%), 2/6/2030
d
190,393
Carnival Corporation, Term Loan
210,126
8.433%,  (LIBOR 1M +
3.000%), 6/30/2025
d
209,811
35,728
8.683%,  (LIBOR 1M +
3.250%), 10/18/2028
d
35,572
Cinemark USA, Inc., Term Loan
88,588
9.045%,  (TSFR1M +
3.750%), 5/24/2030
d
88,182
Clarios Global, LP, Term Loan
173,913
9.069%,  (TSFR1M +
3.750%), 5/4/2030
d
173,739
Crocs, Inc., Term Loan
75,878
8.896%,  (TSFR1M +
3.500%), 2/19/2029
d
75,950
Delta 2 Lux SARL, Term Loan
184,000
8.319%,  (TSFR1M +
3.000%), 1/15/2030
d
184,000
Ensemble RCM, LLC, Term Loan
74,806
9.219%,  (TSFR1M +
3.750%), 8/1/2026
b,c,d
74,689
Fertitta Entertainment, LLC/NV,
Term Loan
75,427
9.319%,  (TSFR1M +
4.000%), 1/27/2029
d
74,545
First Brands Group, LLC, Term
Loan
100,486
10.881%,  (TSFR6M +
5.000%), 3/30/2027
d
99,209
Go Daddy Operating Company,
LLC, Term Loan
121,390
7.819%,  (TSFR1M +
2.500%), 11/10/2029
d
121,496
Great Outdoors Group, LLC, Term
Loan
172,682
9.183%,  (LIBOR 1M +
3.750%), 3/5/2028
d
172,007
Harbor Freight Tools USA, Inc.,
Term Loan
152,821
8.183%,  (LIBOR 1M +
2.750%), 10/19/2027
d
151,308

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (5.8%)
a
Value
Consumer Cyclical (1.1%) - continued
Hilton Worldwide Finance, LLC,
Term Loan
$ 186,000
7.148%,  (LIBOR 1M +
1.750%), 6/21/2026
d
$ 185,721
IRB Holding Corporation, Term
Loan
178,098
8.419%,  (TSFR1M +
3.000%), 12/15/2027
d
177,030
Petco Health & Wellness
Company, Inc., Term Loan
80,982
8.754%,  (LIBOR 3M +
3.250%), 3/4/2028
d
80,655
PetSmart, LLC, Term Loan
241,015
9.169%,  (LIBOR 1M +
3.750%), 2/12/2028
d
240,627
Pilot Travel Centers, LLC, Term
Loan
208,336
7.419%,  (TSFR1M +
2.000%), 8/6/2028
d
207,928
Prime Security Services Borrower,
LLC, Term Loan
247,958
7.978%,  (LIBOR 1M +
2.750%), 9/23/2026
d
247,543
Scientific Games Holdings, LP,
Term Loan
126,047
8.768%,  (TSFR1M +
3.500%), 4/4/2029
d
124,375
Scientific Games International,
Inc., Term Loan
187,579
8.302%,  (TSFR1M +
3.000%), 4/14/2029
d
187,022
Staples, Inc., Term Loan
67,648
9.799%,  (LIBOR 3M +
4.500%), 9/12/2024
d
66,621
120,800
10.299%,  (LIBOR 3M +
5.000%), 4/12/2026
d
103,505
Stars Group Holdings BV, Term
Loan
73,439
7.754%,  (LIBOR 3M +
2.250%), 7/21/2026
d
73,348
Uber Technologies, Inc., Term
Loan
94,403
8.018%,  (TSFR1M +
2.750%), 3/3/2030
d
94,383
UFC Holdings, LLC, Term Loan
121,750
8.369%,  (LIBOR 3M +
2.750%), 4/29/2026
d
121,530
Total 4,527,090
Consumer Non-Cyclical (0.9%)
AI Aqua Merger Sub, Inc., Term
Loan
241,034
8.944%,  (TSFR1M +
3.750%), 7/30/2028
d
237,660
Alltech, Inc., Term Loan
74,718
9.433%,  (LIBOR 1M +
4.000%), 10/15/2028
d
72,010
Amneal Pharmaceuticals, LLC,
Term Loan
130,000
8.933%,  (LIBOR 1M +
3.500%), 5/4/2025
b,c,d
123,337
Aramark Services, Inc., Term Loan
88,653
7.933%,  (TSFR1M +
2.500%), 6/22/2030
d
88,321
Principal
Amount Bank Loans (5.8%)
a
Value
Consumer Non-Cyclical (0.9%) - continued
Bausch + Lomb Corporation, Term
Loan
$ 194,526
8.592%,  (TSFR1M +
3.250%), 5/10/2027
d
$ 189,834
Chobani, LLC, Term Loan
77,120
8.933%,  (LIBOR 1M +
3.500%), 10/23/2027
d
77,000
DaVita, Inc., Term Loan
62,727
7.183%,  (LIBOR 1M +
1.750%), 8/12/2026
d
61,938
Elanco Animal Health, Inc., Term
Loan
97,918
6.963%,  (LIBOR 1M +
1.750%), 8/1/2027
d
96,355
Froneri U.S., Inc., Term Loan
189,535
7.669%,  (LIBOR 3M +
2.250%), 1/31/2027
d
188,566
Gainwell Acquisition Corporation,
Term Loan
283,546
9.342%,  (LIBOR 3M +
4.000%), 10/1/2027
d
278,513
ICON Luxembourg SARL, Term
Loan
213,432
7.754%,  (LIBOR 3M +
2.250%), 7/1/2028
d
213,505
Jazz Financing Lux SARL, Term
Loan
244,920
8.933%,  (LIBOR 1M +
3.500%), 5/5/2028
d
244,614
LifePoint Health, Inc., Term Loan
205,000
9.377%,  (LIBOR 3M +
3.750%), 11/16/2025
b,c,d
201,989
Medline Borrower, LP, Term Loan
449,586
8.683%,  (LIBOR 1M +
3.250%), 10/21/2028
d
444,680
Organon & Company, Term Loan
224,887
8.257%,  (LIBOR 1M +
3.000%), 6/2/2028
d
223,931
Packaging Coordinators Midco,
Inc., Term Loan
73,624
9.004%,  (LIBOR 3M +
3.500%), 11/30/2027
d
72,945
Phoenix Newco, Inc., Term Loan
184,325
8.683%,  (LIBOR 1M +
3.250%), 11/15/2028
b,c,d
183,442
PRA Health Sciences, Inc., Term
Loan
53,177
7.754%,  (LIBOR 3M +
2.250%), 7/1/2028
d
53,195
Reynolds Consumer Products,
LLC, Term Loan
147,691
7.169%,  (LIBOR 1M +
1.750%), 2/4/2027
d
147,348
Select Medical Corporation, Term
Loan
125,000
8.319%,  (TSFR1M +
3.100%), 3/6/2027
d
124,687
Sotera Health Holdings, LLC, Term
Loan
167,500
8.183%,  (LIBOR 3M +
2.750%), 12/11/2026
d
165,616
Total 3,489,486

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (5.8%)
a
Value
Energy (0.1%)
Buckeye Partners, LP, Term Loan
$ 124,046
7.669%,  (LIBOR 1M +
2.250%), 11/1/2026
d
$ 123,691
CQP Holdco, LP, Term Loan
248,388
8.919%,  (LIBOR 1M +
3.500%), 6/4/2028
d
248,130
GIP II Blue Holding, LP, Term Loan
58,445
9.933%,  (LIBOR 3M +
4.500%), 9/29/2028
d
58,545
GIP III Stetson I, LP, Term Loan
68,199
9.669%,  (LIBOR 1M +
4.250%), 7/18/2025
d
68,165
Oryx Midstream Services Permian
Basin, LLC, Term Loan
56,707
8.505%,  (LIBOR 3M +
3.250%), 10/5/2028
d
56,672
Total 555,203
Financials (0.5%)
Acrisure, LLC, Term Loan
117,092
8.933%,  (LIBOR 1M +
3.500%), 2/15/2027
d
113,946
Alliant Holdings Intermediate, LLC,
Term Loan
48,628
8.722%,  (TSFR1M +
3.500%), 11/6/2027
d
48,506
AmWINS Group, Inc., Term Loan
187,558
7.683%,  (LIBOR 1M +
2.250%), 2/19/2028
d
186,738
Asurion, LLC, Term Loan
146,250
8.788%,  (LIBOR 3M +
3.250%), 12/23/2026
d
142,247
145,114
0.000%,  (TSFR1M +
4.350%), 8/19/2028
b,c,d
138,947
Edelman Financial Engines Center,
LLC, Term Loan
50,613
9.183%,  (LIBOR 1M +
3.750%), 4/7/2028
d
49,825
First Eagle Holdings, Inc., Term
Loan
50,596
8.038%,  (LIBOR 3M +
2.500%), 2/2/2027
d
49,869
FleetCor Technologies Operating
Company, LLC, Term  Loan
99,241
7.169%,  (LIBOR 1M +
1.750%), 4/30/2028
d
98,554
Focus Financial Partners, LLC,
Term Loan
85,569
8.569%,  (TSFR1M +
3.250%), 6/30/2028
d
85,311
Howden Group Holdings, Ltd.,
Term Loan
50,611
8.688%,  (LIBOR 1M +
3.250%), 11/12/2027
d
50,145
HUB International, Ltd., Term Loan
237,500
9.584%,  (TSFR1M +
4.250%), 6/20/2030
b,c,d
238,391
Hudson River Trading, LLC, Term
Loan
53,589
8.631%,  (TSFR1M +
3.000%), 3/18/2028
d
52,475
Principal
Amount Bank Loans (5.8%)
a
Value
Financials (0.5%) - continued
Jane Street Group, LLC, Term
Loan
$ 99,236
8.183%,  (LIBOR 1M +
2.750%), 1/26/2028
d
$ 98,895
Sedgwick Claims Management
Services, Inc., Term Loan
87,281
9.069%,  (TSFR1M +
3.750%), 2/24/2028
d
86,884
Trans Union, LLC, Term Loan
160,064
7.683%,  (LIBOR 1M +
2.250%), 12/1/2028
d
159,731
USI, Inc./NY, Term Loan
184,605
8.992%,  (TSFR1M +
3.750%), 11/22/2029
d
184,444
VFH Parent, LLC, Term Loan
75,240
8.405%,  (TSFR1M +
3.000%), 1/13/2029
d
74,713
Total 1,859,621
Technology (1.2%)
Amentum Government Services
Holdings, LLC, Term  Loan
124,060
9.222%,  (TSFR1M +
4.000%), 2/15/2029
d
119,718
AthenaHealth Group, Inc., Delayed
Draw
41,661
0.000%,  (TSFR1M +
3.500%), 2/15/2029
b,c,d
40,375
AthenaHealth Group, Inc., Term
Loan
338,276
8.805%,  (PRIME + 3.500%),
2/15/2029
b,c,d
327,833
Boxer Parent Company, Inc., Term
Loan
189,327
9.183%,  (LIBOR 1M +
3.750%), 10/2/2025
d
188,784
Central Parent, Inc., Term Loan
221,885
9.492%,  (TSFR3M +
4.250%), 7/6/2029
d
221,876
Cloud Software Group, Inc., Term
Loan
194,401
9.842%,  (TSFR3M +
4.500%), 3/30/2029
b,c,d
185,917
Coherent Corporation, Term Loan
114,581
8.183%,  (LIBOR 3M +
2.750%), 7/1/2029
d
114,324
CommScope, Inc., Term Loan
76,601
8.683%,  (LIBOR 1M +
3.250%), 4/4/2026
d
71,200
CoreLogic, Inc., Term Loan
97,504
8.933%,  (LIBOR 1M +
3.500%), 6/2/2028
d
89,414
Cornerstone OnDemand, Inc.,
Term Loan
135,967
9.254%,  (LIBOR 1M +
3.750%), 10/15/2028
d
125,388
Dcert Buyer, Inc., Term Loan
150,831
9.264%,  (LIBOR 6M +
4.000%), 10/16/2026
d
150,101
Dun & Bradstreet Corporation,
Term Loan
147,831
8.666%,  (TSFR1M +
3.250%), 2/8/2026
d
147,646

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (5.8%)
a
Value
Technology (1.2%) - continued
Entegris, Inc., Term Loan
$ 108,381
8.014%,  (TSFR1M +
2.750%), 7/6/2029
d
$ 108,486
Gen Digital, Inc., Term Loan
143,629
7.419%,  (TSFR1M +
2.000%), 9/12/2029
d
143,064
Genesys Cloud Services Holdings
II, LLC, Term Loan
124,046
9.433%,  (LIBOR 1M +
4.000%), 12/1/2027
d
123,814
Hyland Software, Inc., Term Loan
124,023
8.933%,  (LIBOR 1M +
3.500%), 7/1/2024
d
123,494
Informatica, LLC, Term Loan
124,058
8.183%,  (LIBOR 1M +
2.750%), 10/29/2028
d
123,205
Ingram Micro, Inc., Term Loan
92,405
9.038%,  (LIBOR 3M +
3.500%), 7/2/2028
d
92,035
Magenta Buyer, LLC, Term Loan
133,977
10.631%,  (LIBOR 3M +
5.000%), 7/27/2028
d
100,967
McAfee Corporation, Term Loan
255,068
8.963%,  (TSFR1M +
3.750%), 3/1/2029
d
246,321
Mitchell International, Inc., Term
Loan
155,817
9.183%,  (LIBOR 1M +
3.750%), 10/15/2028
d
153,219
MKS Instruments, Inc., Term Loan
223,312
8.155%,  (TSFR1M +
2.750%), 8/17/2029
d
222,685
Open Text Corporation, Term Loan
191,040
8.919%,  (TSFR1M +
3.500%), 1/31/2030
d
191,231
Peraton Corporation, Term Loan
386,976
9.169%,  (LIBOR 1M +
3.750%), 2/1/2028
d
383,349
Polaris Newco, LLC, Term Loan
223,295
9.538%,  (LIBOR 3M +
4.000%), 6/4/2028
d
210,492
Proofpoint, Inc., Term Loan
165,738
8.683%,  (LIBOR 1M +
3.250%), 8/31/2028
d
163,136
RealPage, Inc., Term Loan
126,038
8.433%,  (LIBOR 1M +
3.000%), 4/22/2028
d
123,714
SS&C Technologies, Inc., Term
Loan
45,818
7.183%,  (LIBOR 1M +
1.750%), 4/16/2025
d
45,776
51,140
7.183%,  (LIBOR 1M +
1.750%), 4/16/2025
d
51,093
14,323
7.183%,  (LIBOR 1M +
1.750%), 4/16/2025
d
14,307
Tempo Acquisition, LLC, Term
Loan
121,078
8.319%,  (TSFR1M +
3.000%), 8/31/2028
d
121,202
UKG, Inc., Term Loan
264,982
8.618%,  (LIBOR 2M +
3.250%), 5/3/2026
d
263,361
Principal
Amount Bank Loans (5.8%)
a
Value
Technology (1.2%) - continued
Verscend Holding Corporation,
Term Loan
$ 182,603
9.433%,  (LIBOR 1M +
4.000%), 8/27/2025
d
$ 182,298
Total 4,969,825
Transportation (0.3%)
AAdvantage Loyalty IP, Ltd., Term
Loan
283,782
10.338%,  (LIBOR 3M +
4.750%), 4/20/2028
d
293,595
Air Canada, Term Loan
235,838
8.839%,  (LIBOR 3M +
3.500%), 8/11/2028
d
235,544
Apple Bidco, LLC, Term Loan
82,291
8.183%,  (TSFR1M +
2.750%), 9/23/2028
d
81,601
Brown Group Holding, LLC, Term
Loan
99,189
7.919%,  (LIBOR 1M +
2.500%), 6/7/2028
d
98,279
Genesee & Wyoming, Inc., Term
Loan
124,039
7.342%,  (LIBOR 3M +
2.000%), 12/30/2026
d
123,883
SkyMiles IP, Ltd., Term Loan
225,130
9.076%,  (LIBOR 3M +
3.750%), 10/20/2027
d
233,879
United Airlines, Inc., Term Loan
282,236
9.292%,  (LIBOR 3M +
3.750%), 4/21/2028
d
282,301
Total 1,349,082
Utilities (0.1%)
Calpine Construction Finance
Company, LP, Term Loan
95,319
0.000%,  (TSFR1M +
2.250%), 7/20/2030
b,c,d
94,580
PG&E Corporation, Term Loan
182,732
8.433%,  (LIBOR 1M +
3.000%), 6/23/2025
d
182,098
Total 276,678
Total Bank Loans
(cost $23,909,737) 23,923,014
Principal
Amount Long-Term Fixed Income ( 41.9% ) Value
Asset-Backed Securities (4.4%)
510 Asset Backed Trust
200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
e,f
171,140
282,682
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
e,f
256,602
200,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
e,f
172,470
720 East CLO I, Ltd.
500,000
9.576%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
d,e
504,001
Affirm Asset Securitization Trust
575,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
e
560,702

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.9%) Value
Asset-Backed Securities (4.4%) - continued
$ 650,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
e
$ 645,725
Anchorage Capital CLO 21, Ltd.
250,000
7.988%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
d,e
244,258
Ares XL CLO, Ltd.
250,000
8.370%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
d,e
242,734
Babson CLO, Ltd.
550,000
8.488%,  (TSFR3M +
3.162%), 7/20/2029, Ser.
2018-3A, Class D
d,e
540,604
Bankers Healthcare Group
Securitization Trust
365,928
5.280%,  10/17/2035, Ser.
2022-C, Class A
e
362,062
Barings CLO, Ltd.
400,000
8.738%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
d,e
392,848
Business Jet Securities, LLC
24,210
2.981%,  11/15/2035, Ser.
2020-1A, Class A
e
22,636
251,673
4.455%,  6/15/2037, Ser.
2022-1A, Class A
e
238,848
CarVal CLO VII-C, Ltd.
625,000
8.076%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
d,e
626,391
CarVal CLO VIII-C, Ltd.
650,000
8.346%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
d,e
654,270
CarVal CLO, Ltd.
300,000
9.034%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
d,e
286,819
Cascade Funding Mortgage Trust,
LLC
408,251
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
d,e
390,225
College Avenue Student Loans,
LLC
76,406
7.063%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
d,e
76,399
Dewolf Park CLO, Ltd.
350,000
8.420%,  (TSFR3M +
3.112%), 10/15/2030, Ser.
2017-1A, Class DR
d,e
337,275
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
e
584,514
GMAC Mortgage Corporation
Loan Trust
12,454
5.913%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
d,g
6,901
Harley Marine Financing, LLC
356,776
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
e
356,512
Principal
Amount Long-Term Fixed Income (41.9%) Value
Asset-Backed Securities (4.4%) - continued
Invesco US CLO, Ltd.
$ 650,000
7.620%,  (TSFR3M +
2.750%), 4/22/2035, Ser.
2023-1A, Class B
d,e
$ 652,423
Longfellow Place CLO, Ltd.
325,000
7.870%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
d,e
323,586
Madison Park Funding XVIII, Ltd.
650,000
7.495%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
d,e
636,867
Neuberger Berman CLO, Ltd.
350,000
8.570%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
d,e
330,790
OZLM VIII, Ltd.
300,000
7.220%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
d,e
297,321
Pagaya AI Debt Trust
340,940
7.556%,  7/15/2030, Ser.
2023-1, Class A
e
341,337
Pagaya AI Technology in Housing
Trust
400,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
e
376,177
PPM CLO 6, Ltd.
600,000
9.826%,  (TSFR3M +
4.500%), 1/20/2031, Ser.
2022-6A, Class C
d,e
598,593
Pretium Mortgage Credit Partners,
LLC
425,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
e,f
381,017
225,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
e,f
184,684
250,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
e,f
202,360
308,656
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
e,f
287,615
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
e
502,498
Sculptor CLO, Ltd.
425,000
7.988%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
d,e
409,971
Silver Point CLO 2, Ltd.
500,000
7.782%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
d,e
502,729
Stanwich Mortgage Loan
Company, LLC
490,969
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
e,f
447,793
Stratus CLO, Ltd.
425,000
8.088%,  (TSFR3M +
2.762%), 12/29/2029, Ser.
2021-1A, Class D
d,e
410,473
400,000
8.376%,  (TSFR3M +
3.050%), 10/20/2031, Ser.
2022-3A, Class B
d,e
401,591

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.9%) Value
Asset-Backed Securities (4.4%) - continued
Upstart Securitization Trust
$ 401,654
6.590%,  2/20/2033, Ser.
2023-1, Class A
e
$ 400,390
350,000
6.770%,  6/20/2033, Ser.
2023-2, Class A
e
349,567
Vericrest Opportunity Loan
Transferee
175,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
e,f
142,001
200,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
e,f
162,987
288,780
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
e,f
263,289
350,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
e,f
282,549
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
e,f
163,952
300,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
e,f
242,192
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
e,f
204,095
Whitebox CLO III, Ltd.
300,000
7.770%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
d,e
294,549
Whitebox CLO IV, Ltd.
500,000
7.380%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
d,e
501,366
Wind River CLO, Ltd.
175,000
7.588%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
d,e
170,973
Total 18,139,671
Basic Materials (0.6%)
Alcoa Nederland Holding BV
80,000 5.500%,  12/15/2027
e
77,588
Anglo American Capital plc
57,000 3.875%,  3/16/2029
e
52,003
ATI, Inc., Convertible
75,000 3.500%,  6/15/2025 233,325
Cascades, Inc./Cascades USA,
Inc.
45,000 5.125%,  1/15/2026
e
43,201
Chemours Company
105,000 5.750%,  11/15/2028
e
96,339
Cleveland-Cliffs, Inc.
50,000 5.875%,  6/1/2027
h
49,092
75,000 4.625%,  3/1/2029
e
68,675
Consolidated Energy Finance SA
144,000 5.625%,  10/15/2028
e
124,305
Ecolab, Inc.
51,000 2.125%,  2/1/2032 42,001
EIDP, Inc.
47,000 4.500%,  5/15/2026 46,146
First Quantum Minerals, Ltd.
155,000 6.875%,  10/15/2027
e
152,399
FMC Corporation
41,000 5.150%,  5/18/2026 40,524
Freeport-McMoRan, Inc.
118,000 4.625%,  8/1/2030 111,264
Principal
Amount Long-Term Fixed Income (41.9%) Value
Basic Materials (0.6%) - continued
Glencore Funding, LLC
$ 57,000 4.000%,  3/27/2027
e
$ 54,545
Hecla Mining Company
30,000 7.250%,  2/15/2028 29,701
Hudbay Minerals, Inc.
95,000 4.500%,  4/1/2026
e
90,087
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
62,000 9.000%,  7/1/2028
e
56,667
International Flavors & Fragrances,
Inc.
68,000 1.230%,  10/1/2025
e
61,225
Methanex Corporation
75,000 4.250%,  12/1/2024 73,152
Mosaic Company
86,000 4.050%,  11/15/2027 82,587
Novelis Corporation
25,000 3.250%,  11/15/2026
e
22,717
65,000 4.750%,  1/30/2030
e
58,419
25,000 3.875%,  8/15/2031
e
20,818
Nutrien, Ltd.
77,000 4.000%,  12/15/2026 74,018
OCI NV
50,000 4.625%,  10/15/2025
e
48,168
Olin Corporation
100,000 5.125%,  9/15/2027 95,590
5,000 5.625%,  8/1/2029 4,841
Peabody Energy Corporation,
Convertible
73,000 3.250%,  3/1/2028 100,412
SCIL IV, LLC/SCIL USA Holdings,
LLC
71,000 5.375%,  11/1/2026
e
65,260
SPCM SA
65,000 3.375%,  3/15/2030
e
53,845
SunCoke Energy, Inc.
67,000 4.875%,  6/30/2029
e
57,694
Taseko Mines, Ltd.
47,000 7.000%,  2/15/2026
e
43,477
Unifrax Escrow Issuer Corporation
57,000 5.250%,  9/30/2028
e
42,465
United States Steel Corporation
75,000 6.875%,  3/1/2029 74,081
United States Steel Corporation,
Convertible
85,000 5.000%,  11/1/2026 168,980
Westlake Corporation
37,000 3.600%,  8/15/2026 34,961
Total 2,550,572
Capital Goods (1.4%)
Advanced Drainage Systems, Inc.
67,000 6.375%,  6/15/2030
e
66,323
AECOM
145,000 5.125%,  3/15/2027 139,976
Amcor Finance USA, Inc.
39,000 5.625%,  5/26/2033 38,945
Amphenol Corporation
42,000 4.750%,  3/30/2026 41,644
Amsted Industries, Inc.
65,000 5.625%,  7/1/2027
e
63,050
35,000 4.625%,  5/15/2030
e
31,059

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.9%) Value
Capital Goods (1.4%) - continued
ARD Finance SA
$ 21,000 6.500%,  6/30/2027
e
$ 17,063
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
70,000 5.250%,  8/15/2027
e
60,078
24,000 5.250%,  8/15/2027
e
20,598
Boeing Company
106,000 4.875%,  5/1/2025 104,656
136,000 2.196%,  2/4/2026 125,510
56,000 3.250%,  3/1/2028 51,316
112,000 5.150%,  5/1/2030 111,050
Bombardier, Inc.
64,000 7.125%,  6/15/2026
e
63,495
69,000 7.875%,  4/15/2027
e
68,780
55,000 6.000%,  2/15/2028
e
51,710
Builders FirstSource, Inc.
35,000 5.000%,  3/1/2030
e
32,721
Canpack SA/Canpack US, LLC
125,000 3.125%,  11/1/2025
e
115,836
Carrier Global Corporation
76,000 2.722%,  2/15/2030 65,566
Chart Industries, Inc.
86,000 7.500%,  1/1/2030
e
88,137
Chart Industries, Inc., Convertible
81,000 1.000%,  11/15/2024 253,044
Clean Harbors, Inc.
113,000 6.375%,  2/1/2031
e
113,540
Clydesdale Acquisition Holdings,
Inc.
9,000 6.625%,  4/15/2029
e
8,610
18,000 8.750%,  4/15/2030
e
16,317
Cornerstone Building Brands, Inc.
47,000 6.125%,  1/15/2029
e
38,893
Covanta Holding Corporation
48,000 4.875%,  12/1/2029
e
42,389
CP Atlas Buyer, Inc.
90,000 7.000%,  12/1/2028
e
74,270
Crown Cork & Seal Company, Inc.
61,000 7.375%,  12/15/2026 63,745
Emerald Debt Merger Sub, LLC
139,000 6.625%,  12/15/2030
e
138,131
General Electric Company
22,000
8.882%,  (LIBOR 3M +
3.330%), 9/15/2023
d,i
22,054
GFL Environmental, Inc.
89,000 4.000%,  8/1/2028
e
79,650
94,000 3.500%,  9/1/2028
e
83,651
Greenbrier Companies, Inc.,
Convertible
155,000 2.875%,  4/15/2028 158,999
H&E Equipment Services, Inc.
146,000 3.875%,  12/15/2028
e
128,287
Herc Holdings, Inc.
90,000 5.500%,  7/15/2027
e
86,485
Howmet Aerospace, Inc.
186,000 3.000%,  1/15/2029 162,367
Huntington Ingalls Industries, Inc.
56,000 4.200%,  5/1/2030 51,987
JELD-WEN, Inc.
28,000 4.625%,  12/15/2025
e
27,339
John Deere Capital Corporation
42,000 4.950%,  7/14/2028 42,309
81,000 2.800%,  7/18/2029 72,642
Principal
Amount Long-Term Fixed Income (41.9%) Value
Capital Goods (1.4%) - continued
$ 37,000 4.700%,  6/10/2030 $ 36,806
41,000 3.900%,  6/7/2032 38,549
Kaman Corporation, Convertible
71,000 3.250%,  5/1/2024 68,231
KBR, Inc., Convertible
150,000 2.500%,  11/1/2023 363,300
L3Harris Technologies, Inc.
42,000 5.400%,  1/15/2027 42,105
Mauser Packaging Solutions
Holding Company
95,000 9.250%,  4/15/2027
e
88,260
MIWD Holdco II, LLC
70,000 5.500%,  2/1/2030
e
59,150
Mueller Water Products, Inc.
47,000 4.000%,  6/15/2029
e
41,879
Nesco Holdings II, Inc.
70,000 5.500%,  4/15/2029
e
63,665
New Enterprise Stone and Lime
Company, Inc.
115,000 5.250%,  7/15/2028
e
106,950
Northrop Grumman Corporation
20,000 4.700%,  3/15/2033 19,539
OI European Group BV
81,000 4.750%,  2/15/2030
e
73,156
Otis Worldwide Corporation
64,000 2.056%,  4/5/2025 60,498
Owens-Brockway Glass Container,
Inc.
45,000 6.625%,  5/13/2027
e
44,745
Pactiv Evergreen Group
50,000 4.375%,  10/15/2028
e
44,200
Parker-Hannifin Corporation
42,000 4.250%,  9/15/2027 40,903
Patrick Industries, Inc., Convertible
91,000 1.750%,  12/1/2028 92,092
PGT Innovations, Inc.
65,000 4.375%,  10/1/2029
e
60,297
Republic Services, Inc.
37,000 3.950%,  5/15/2028 35,591
Roller Bearing Company of
America, Inc.
64,000 4.375%,  10/15/2029
e
57,040
RTX Corporation
89,000 4.125%,  11/16/2028 85,455
Sealed Air Corporation
71,000 6.125%,  2/1/2028
e
70,681
Silgan Holdings, Inc.
34,000 4.125%,  2/1/2028 30,892
SRM Escrow Issuer, LLC
135,000 6.000%,  11/1/2028
e
128,683
Textron, Inc.
56,000 3.650%,  3/15/2027 52,618
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
30,000 7.750%,  4/15/2026
e
27,865
TransDigm, Inc.
116,000 6.250%,  3/15/2026
e
115,375
235,000 5.500%,  11/15/2027 222,737
Triumph Group, Inc.
73,000 9.000%,  3/15/2028
e
74,981
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 66,787
85,000 4.000%,  7/15/2030 75,173

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.9%) Value
Capital Goods (1.4%) - continued
Waste Connections, Inc.
$ 20,000 3.200%,  6/1/2032 $ 17,364
Waste Management, Inc.
35,000 4.875%,  2/15/2029
c
34,868
Waste Pro USA, Inc.
30,000 5.500%,  2/15/2026
e
28,425
WESCO Distribution, Inc.
120,000 7.250%,  6/15/2028
e
122,374
Total 5,613,456
Collateralized Mortgage Obligations (3.4%)
A&D Mortgage Trust
600,000
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
e,f
599,247
Banc of America Alternative Loan
Trust
272,095
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 234,678
Banc of America Mortgage
Securities Trust
80,502
3.872%,  9/25/2035, Ser.
2005-H, Class 3A1
d
73,983
26,791
4.004%,  9/25/2035, Ser.
2005-H, Class 2A1
d
23,403
CAFL Issuer, LLC
350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
e
323,895
CHL Mortgage Pass-Through Trust
97,389
4.071%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
d
93,585
206,669
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 114,161
CHNGE Mortgage Trust
226,052
3.757%,  3/25/2067, Ser.
2022-2, Class A1
d,e
209,396
354,768
5.000%,  5/25/2067, Ser.
2022-3, Class A1
d,e
342,969
387,369
6.525%,  6/25/2058, Ser.
2023-2, Class A1
e,f
383,908
455,420
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
e,f
439,369
392,347
7.100%,  7/25/2058, Ser.
2023-3, Class A1
e,f
390,771
533,099
6.000%,  10/25/2057, Ser.
2022-4, Class A1
e,f
518,398
CIM Trust
484,609
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
e,f
481,734
Citigroup Mortgage Loan Trust,
Inc.
104,549
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 92,300
164,831
4.223%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
d
143,432
Countrywide Home Loan
Mortgage Pass Through Trust
252,637
3.502%,  11/25/2035, Ser.
2005-22, Class 2A1
d
202,987
Credit Suisse Mortgage Trust
344,922
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
d,e
337,483
221,922
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
d,e
181,412
Principal
Amount Long-Term Fixed Income (41.9%) Value
Collateralized Mortgage Obligations (3.4%) -
continued
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
$ 134,795
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 $ 119,108
Federal Home Loan Mortgage
Corporation
399,171
3.500%,  8/15/2035, Ser.
345, Class C8
j
42,666
Federal Home Loan Mortgage
Corporation - REMIC
791,469
4.000%,  1/25/2051, Ser.
5249, Class LA 755,307
193,045
3.000%,  5/15/2027, Ser.
4046, Class GI
j
6,342
292,427
3.500%,  10/15/2032, Ser.
4119, Class KI
j
28,684
326,020
3.000%,  4/15/2033, Ser.
4203, Class DI
j
17,039
Federal National Mortgage
Association - REMIC
400,717
4.500%,  6/25/2052, Ser.
2022-43, Class MA 386,259
595,093
4.000%,  7/25/2052, Ser.
2022-37, Class PE 565,426
248,360
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
8,443
221,344
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
7,750
305,353
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
8,435
581,198
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
24,015
308,914
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
10,600
173,573
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
6,214
407,964
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
13,870
510,830
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
16,465
256,692
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
10,195
232,969
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
6,819
280,581
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
24,361
384,763
4.500%,  1/25/2046, Ser.
2022-68, Class BA 373,845
Flagstar Mortgage Trust
157,101
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
d,e
134,590
GCAT Trust
368,529
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
e,f
357,912
Genworth Mortgage Insurance
Corporation
95,737
6.969%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
d,e
95,907
GMAC Mortgage Corporation
Loan Trust
49,629
3.538%,  5/25/2035, Ser.
2005-AR2, Class 4A
d
44,200

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.9%) Value
Collateralized Mortgage Obligations (3.4%) -
continued
GMACM Mortgage Loan Trust
$ 50,530
3.623%,  11/19/2035, Ser.
2005-AR6, Class 1A1
d
$ 46,581
GS Mortgage-Backed Securities
Trust
636,540
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
d,e
623,585
Home RE, Ltd.
325,000
8.569%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
d,e
331,180
IndyMac INDA Mortgage Loan
Trust
506,952
3.446%,  8/25/2036, Ser.
2006-AR1, Class A1
d
395,986
J.P. Morgan Alternative Loan Trust
71,864
4.107%,  3/25/2036, Ser.
2006-A1, Class 2A1
d
55,607
J.P. Morgan Mortgage Trust
210,492
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
d,e
165,595
567,856
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
d,e
550,000
85,827
4.141%,  2/25/2036, Ser.
2006-A1, Class 2A2
d
66,948
LHOME Mortgage Trust
178,460
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
d,e
176,456
Merrill Lynch Alternative Note
Asset Trust
249,734
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 98,714
MortgageIT Trust
591,414
5.873%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
d
476,780
Onslow Bay Mortgage Loan Trust
316,275
5.700%,  8/25/2062, Ser.
2022-NQM7, Class A3
e,f
304,233
PRKCM Trust
494,918
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
e
492,320
Radnor RE, Ltd.
350,000
7.767%,  (SOFR30A +
2.700%), 7/25/2033, Ser.
2023-1, Class M1A
c,d,e
350,875
Residential Accredit Loans, Inc.
Trust
87,040
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 73,377
66,943
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 51,391
Residential Asset Securitization
Trust
102,541
3.675%,  1/25/2034, Ser.
2004-IP1, Class A1
d
96,320
Residential Funding Mortgage
Security I Trust
149,237
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 115,081
ROC Securities Trust Series
675,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
d,e
649,648
Principal
Amount Long-Term Fixed Income (41.9%) Value
Collateralized Mortgage Obligations (3.4%) -
continued
Structured Adjustable Rate
Mortgage Loan Trust
$ 54,283
4.045%,  7/25/2035, Ser.
2005-15, Class 4A1
d
$ 46,579
Verus Securitization Trust
291,730
2.491%,  11/25/2066, Ser.
2021-8, Class A3
d,e
241,299
601,461
6.560%,  12/25/2067, Ser.
2023-1, Class A2
e,f
598,411
Total 14,258,529
Commercial Mortgage-Backed Securities (0.4%)
BANK5 2023-5YR1
475,000
6.412%,  4/15/2056, Ser.
2023-5YR1, Class AS
d
478,223
BBCMS Mortgage Trust
2,245,977
1.151%,  9/15/2055, Ser.
2022-C17, Class XA
d,j
175,634
BFLD Trust
175,000
7.037%,  (TSFR1M +
1.814%), 10/15/2035, Ser.
2020-EYP, Class B
d,e
105,000
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
300,000
4.200%,  5/25/2033, Ser.
K-157, Class A2
g
289,877
GS Mortgage Securities Trust
150,000
6.937%,  (TSFR1M +
1.714%), 5/15/2026, Ser.
2021-ROSS, Class B
d,e
127,057
MSWF Commercial Mortgage Trust
300,000
5.752%,  5/15/2033, Ser.
2023-1, Class A5 308,623
SCOTT Trust
225,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
e
221,832
Silver Hill Trust
51,129
3.102%,  11/25/2049, Ser.
2019-1, Class A1
d,e
48,155
Total 1,754,401
Communications Services (1.4%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
57,000 10.500%,  2/15/2028
e
32,347
Altice Financing SA
25,000 5.750%,  8/15/2029
e
18,748
Altice France SA/France
85,000 8.125%,  2/1/2027
e
69,528
75,000 5.125%,  7/15/2029
e
52,524
73,000 5.500%,  10/15/2029
e
51,830
AMC Networks, Inc.
30,000 5.000%,  4/1/2024 29,531
110,000 4.250%,  2/15/2029 61,094
American Tower Corporation
75,000 4.400%,  2/15/2026 72,930
40,000 1.450%,  9/15/2026 35,463
62,000 5.500%,  3/15/2028 62,287
56,000 3.800%,  8/15/2029 51,304
AT&T, Inc.
118,000 4.300%,  2/15/2030 110,494

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.9%) Value
Communications Services (1.4%) - continued
$ 40,000 5.400%,  2/15/2034 $ 39,352
Bell Telephone Company of
Canada
39,000 5.100%,  5/11/2033 38,155
Cable One, Inc., Convertible
237,000 1.125%,  3/15/2028 180,712
CCO Holdings, LLC/CCO Holdings
Capital Corporation
50,000 5.500%,  5/1/2026
e
48,815
195,000 5.125%,  5/1/2027
e
182,949
48,000 5.000%,  2/1/2028
e
44,358
38,000 6.375%,  9/1/2029
e
36,335
56,000 4.250%,  2/1/2031
e
46,037
203,000 4.750%,  2/1/2032
e
167,599
57,000 4.250%,  1/15/2034
e
43,811
Cengage Learning, Inc.
3,000 9.500%,  6/15/2024
e
3,009
CenterPoint Energy, Inc.,
Convertible
5,200 3.369%,  9/15/2029 195,676
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
67,000 4.908%,  7/23/2025 65,815
56,000 5.050%,  3/30/2029 53,566
Clear Channel Worldwide
Holdings, Inc.
132,000 5.125%,  8/15/2027
e
121,209
Comcast Corporation
45,000 2.350%,  1/15/2027 41,434
138,000 3.400%,  4/1/2030 126,483
Connect Finco SARL/Connect US
Finco, LLC
44,000 6.750%,  10/1/2026
e
42,184
Crown Castle, Inc.
62,000 2.900%,  3/15/2027 56,935
CSC Holdings, LLC
160,000 5.375%,  2/1/2028
e
133,611
90,000 6.500%,  2/1/2029
e
76,420
63,000 4.125%,  12/1/2030
e
45,551
Deutsche Telekom International
Finance BV
132,000 8.750%,  6/15/2030 156,211
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
78,000 5.875%,  8/15/2027
e
70,412
DISH DBS Corporation
24,000 5.875%,  11/15/2024 21,911
29,000 5.250%,  12/1/2026
e
23,751
23,000 7.375%,  7/1/2028 12,938
40,000 5.750%,  12/1/2028
e
30,781
36,000 5.125%,  6/1/2029 18,090
DISH Network Corporation
76,000 11.750%,  11/15/2027
e
76,500
Frontier Communications
Holdings, LLC
110,000 5.875%,  10/15/2027
e
100,752
28,000 6.750%,  5/1/2029
e
21,647
17,000 8.750%,  5/15/2030
e
16,401
GCI, LLC
95,000 4.750%,  10/15/2028
e
82,577
Gray Escrow II, Inc.
95,000 5.375%,  11/15/2031
e
66,291
Principal
Amount Long-Term Fixed Income (41.9%) Value
Communications Services (1.4%) - continued
Gray Television, Inc.
$ 105,000 4.750%,  10/15/2030
e
$ 73,874
Hughes Satellite Systems
Corporation
30,000 6.625%,  8/1/2026 27,086
Iliad Holding SASU
85,000 6.500%,  10/15/2026
e
81,461
Lamar Media Corporation
38,000 3.625%,  1/15/2031 31,811
LCPR Senior Secured Financing
DAC
49,000 6.750%,  10/15/2027
e
45,829
Level 3 Financing, Inc.
126,000 4.625%,  9/15/2027
e
95,717
85,000 4.250%,  7/1/2028
e
60,158
34,000 10.500%,  5/15/2030
e
35,219
Liberty Media Corp-Liberty
Formula One, Convertible
21,000 2.250%,  8/15/2027
e
22,113
McGraw-Hill Education, Inc.
62,000 5.750%,  8/1/2028
e
54,436
Meta Platforms, Inc.
38,000 4.600%,  5/15/2028 37,882
40,000 4.800%,  5/15/2030 40,131
News Corporation
82,000 3.875%,  5/15/2029
e
72,413
NTT Finance Corporation
45,000 1.162%,  4/3/2026
e
40,432
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
48,000 6.250%,  6/15/2025
e
47,392
34,000 4.625%,  3/15/2030
e
28,444
Paramount Global
75,000 6.375%,  3/30/2062
d
61,834
36,000 4.750%,  5/15/2025 35,329
Playtika Holding Corporation
55,000 4.250%,  3/15/2029
e
48,540
Radiate Holdco, LLC/Radiate
Finance, Inc.
40,000 6.500%,  9/15/2028
e
23,978
Rogers Communications, Inc./
Ontario
45,000 5.250%,  3/15/2082
d,e
41,510
Scripps Escrow II, Inc.
41,000 3.875%,  1/15/2029
e
34,088
Sirius XM Radio, Inc.
125,000 5.000%,  8/1/2027
e
116,136
40,000 4.000%,  7/15/2028
e
34,803
Sprint Capital Corporation
77,000 6.875%,  11/15/2028 81,624
194,000 8.750%,  3/15/2032 233,747
TEGNA, Inc.
109,000 4.625%,  3/15/2028 97,555
Telecom Italia Capital SA
26,000 6.000%,  9/30/2034 21,031
Telecom Italia SPA/Milano
35,000 5.303%,  5/30/2024
e
34,313
Telesat Canada/Telesat, LLC
30,000 4.875%,  6/1/2027
e
17,593
10,000 6.500%,  10/15/2027
e
4,000
T-Mobile USA, Inc.
51,000 3.500%,  4/15/2025 49,277

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.9%) Value
Communications Services (1.4%) - continued
$ 77,000 4.950%,  3/15/2028 $ 76,060
United States Cellular Corporation
60,000 6.700%,  12/15/2033 52,050
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
91,000 4.750%,  4/15/2028
e
75,913
Univision Communications, Inc.
87,000 6.625%,  6/1/2027
e
84,648
Verizon Communications, Inc.
75,000 2.100%,  3/22/2028 65,602
56,000 3.150%,  3/22/2030 49,371
97,000 2.550%,  3/21/2031 80,518
93,000 2.355%,  3/15/2032 74,263
Vodafone Group plc
54,000 7.000%,  4/4/2079
d
55,512
VTR Finance NV
45,000 6.375%,  7/15/2028
e
19,076
VZ Secured Financing BV
89,000 5.000%,  1/15/2032
e
72,323
Walt Disney Company
38,000 3.800%,  3/22/2030 35,641
Warnermedia Holdings, Inc.
73,000 3.638%,  3/15/2025 70,551
101,000 4.054%,  3/15/2029 92,686
WMG Acquisition Corporation
16,000 3.750%,  12/1/2029
e
13,972
57,000 3.000%,  2/15/2031
e
46,598
YPSO Finance BIS SA
30,000 10.500%,  5/15/2027
e
12,694
Total 5,843,592
Consumer Cyclical (2.2%)
1011778 B.C., ULC/New Red
Finance, Inc.
130,000 4.375%,  1/15/2028
e
120,118
Adient Global Holdings, Ltd.
44,000 4.875%,  8/15/2026
e
42,244
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
30,000 6.625%,  7/15/2026
e
28,647
30,000 6.000%,  6/1/2029
e
22,885
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
105,000 4.625%,  6/1/2028
e
89,250
45,000 4.625%,  6/1/2028
e
38,165
Allison Transmission, Inc.
47,000 3.750%,  1/30/2031
e
39,733
Amazon.com, Inc.
37,000 1.500%,  6/3/2030 30,286
76,000 4.700%,  12/1/2032 76,333
American Axle & Manufacturing,
Inc.
167,000 6.500%,  4/1/2027
h
162,569
American Honda Finance
Corporation
42,000 4.600%,  4/17/2030 41,159
Arko Corporation
40,000 5.125%,  11/15/2029
e
33,252
Ashton Woods USA, LLC/Ashton
Woods Finance Company
40,000 4.625%,  8/1/2029
e
34,613
46,000 4.625%,  4/1/2030
e
39,330
Principal
Amount Long-Term Fixed Income (41.9%) Value
Consumer Cyclical (2.2%) - continued
Best Buy Company, Inc.
$ 37,000 1.950%,  10/1/2030 $ 29,920
Bloomin' Brands, Inc., Convertible
21,000 5.000%,  5/1/2025 50,216
Booking Holdings, Inc.,
Convertible
69,000 0.750%,  5/1/2025 111,607
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
e
58,160
Boyne USA, Inc.
32,000 4.750%,  5/15/2029
e
29,218
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
60,000 6.250%,  9/15/2027
e
55,470
Burlington Stores, Inc., Convertible
144,000 2.250%,  4/15/2025 155,070
Caesars Entertainment, Inc.
138,000 6.250%,  7/1/2025
e
137,249
35,000 8.125%,  7/1/2027
e
35,899
65,000 4.625%,  10/15/2029
e
57,221
Carnival Corporation
67,000 10.500%,  2/1/2026
e
70,626
79,000 7.625%,  3/1/2026
e
77,935
110,000 5.750%,  3/1/2027
e
101,751
28,000 4.000%,  8/1/2028
e
24,895
Cedar Fair, LP
77,000 5.250%,  7/15/2029 69,059
Churchill Downs, Inc.
40,000 4.750%,  1/15/2028
e
36,975
34,000 6.750%,  5/1/2031
e
33,232
Cinemark USA, Inc.
91,000 5.875%,  3/15/2026
e,h
86,136
Clarios Global, LP/Clarios US
Finance Company, Inc.
30,000 8.500%,  5/15/2027
e,h
30,375
100,000 6.750%,  5/15/2028
e
100,446
Cracker Barrel Old Country Store,
Inc., Convertible
29,000 0.625%,  6/15/2026 24,777
D.R. Horton, Inc.
13,000 2.600%,  10/15/2025 12,257
Dana, Inc.
100,000 5.625%,  6/15/2028 94,914
Expedia Group, Inc.
65,000 3.250%,  2/15/2030 57,178
Expedia Group, Inc., Convertible
247,000 Zero Coupon,  2/15/2026 220,769
Ford Motor Company
228,000 3.250%,  2/12/2032 180,264
60,000 6.100%,  8/19/2032 58,048
Ford Motor Company, Convertible
291,000 Zero Coupon,  3/15/2026 296,820
Ford Motor Credit Company, LLC
83,000 2.300%,  2/10/2025 77,827
140,000 4.134%,  8/4/2025 133,532
127,000 2.700%,  8/10/2026 113,845
71,000 2.900%,  2/10/2029 59,285
40,000 7.350%,  3/6/2030 41,409
Forestar Group, Inc.
40,000 3.850%,  5/15/2026
e
37,130
General Motors Company
56,000 6.800%,  10/1/2027 58,450

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.9%) Value
Consumer Cyclical (2.2%) - continued
General Motors Financial
Company, Inc.
$ 63,000 3.950%,  4/13/2024 $ 62,114
47,000 1.200%,  10/15/2024 44,545
139,000 2.900%,  2/26/2025 132,905
29,000 2.750%,  6/20/2025 27,492
64,000 5.800%,  6/23/2028 64,257
Goodyear Tire & Rubber Company
45,000 5.000%,  7/15/2029 41,495
30,000 5.250%,  7/15/2031 26,700
Guitar Center Escrow Issuer II, Inc.
19,000 8.500%,  1/15/2026
e
17,480
Hanesbrands, Inc.
56,000 4.875%,  5/15/2026
e
52,503
Hilton Domestic Operating
Company, Inc.
157,000 4.875%,  1/15/2030 147,188
27,000 3.625%,  2/15/2032
e
22,657
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
55,000 5.000%,  6/1/2029
e
49,158
Home Depot, Inc.
61,000 3.250%,  4/15/2032 54,670
Hyatt Hotels Corporation
41,000 5.750%,  1/30/2027 41,174
Hyundai Capital America
30,000 5.500%,  3/30/2026
e
29,872
56,000 3.000%,  2/10/2027
e
51,361
40,000 2.100%,  9/15/2028
e
33,704
International Game Technology plc
111,000 5.250%,  1/15/2029
e
105,450
Jacobs Entertainment, Inc.
35,000 6.750%,  2/15/2029
e
31,879
Jaguar Land Rover Automotive plc
90,000 5.500%,  7/15/2029
e
79,640
KB Home
55,000 4.800%,  11/15/2029 50,737
Kohl's Corporation
36,000 4.625%,  5/1/2031 26,574
L Brands, Inc.
135,000 6.625%,  10/1/2030
e
130,462
20,000 6.875%,  11/1/2035 18,562
Lennar Corporation
29,000 4.750%,  5/30/2025 28,466
Live Nation Entertainment, Inc.,
Convertible
155,000 2.000%,  2/15/2025 160,890
196,000 3.125%,  1/15/2029
e,h
214,032
Lowe's Companies, Inc.
58,000 4.000%,  4/15/2025 56,763
93,000 4.500%,  4/15/2030 90,053
Macy's Retail Holdings, LLC
60,000 5.875%,  4/1/2029
e
55,737
Marriott International, Inc./MD
42,000 4.900%,  4/15/2029 41,192
57,000 4.625%,  6/15/2030 54,482
Marriott Vacations Worldwide
Corporation, Convertible
155,000 Zero Coupon,  1/15/2026 146,397
122,000 3.250%,  12/15/2027
e
117,120
Mattamy Group Corporation
51,000 5.250%,  12/15/2027
e
48,225
Principal
Amount Long-Term Fixed Income (41.9%) Value
Consumer Cyclical (2.2%) - continued
Mercedes-Benz Finance North
America, LLC
$ 57,000 1.450%,  3/2/2026
e
$ 51,994
Michaels Companies, Inc.
44,000 5.250%,  5/1/2028
e
37,402
NCL Corporation, Ltd.
31,000 3.625%,  12/15/2024
e
29,771
19,000 5.875%,  3/15/2026
e
17,979
90,000 5.875%,  2/15/2027
e
87,644
Nissan Motor Company, Ltd.
63,000 3.043%,  9/15/2023
e
62,763
30,000 3.522%,  9/17/2025
e
28,321
31,000 4.345%,  9/17/2027
e
28,850
39,000 4.810%,  9/17/2030
e
35,208
Nordstrom, Inc.
27,000 4.375%,  4/1/2030 22,775
38,000 4.250%,  8/1/2031 29,967
O'Reilly Automotive, Inc.
56,000 3.900%,  6/1/2029 52,803
PENN Entertainment, Inc.
70,000 4.125%,  7/1/2029
e,h
57,818
PetSmart, Inc./PetSmart Finance
Corporation
120,000 4.750%,  2/15/2028
e
110,037
60,000 7.750%,  2/15/2029
e
58,528
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
117,000 5.750%,  4/15/2026
e
114,708
186,000 6.250%,  1/15/2028
e
175,106
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
95,000 5.750%,  1/15/2029
e
70,296
Royal Caribbean Cruises, Ltd.
14,000 11.500%,  6/1/2025
e
14,832
139,000 4.250%,  7/1/2026
e
129,197
64,000 9.250%,  1/15/2029
e
68,136
27,000 7.250%,  1/15/2030
e
27,292
Scientific Games International, Inc.
100,000 7.250%,  11/15/2029
e
99,750
20,000 6.625%,  3/1/2030
e
17,721
SeaWorld Parks and
Entertainment, Inc.
52,000 5.250%,  8/15/2029
e
46,800
Six Flags Theme Parks, Inc.
23,000 7.000%,  7/1/2025
e
23,056
Staples, Inc.
52,000 7.500%,  4/15/2026
e
42,959
39,000 10.750%,  4/15/2027
e
22,301
Station Casinos, LLC
47,000 4.625%,  12/1/2031
e
39,715
Tapestry, Inc.
38,000 3.050%,  3/15/2032 30,345
Target Corporation
80,000 2.350%,  2/15/2030 69,401
Toyota Motor Credit Corporation
40,000 4.700%,  1/12/2033 39,528
Tractor Supply Company
40,000 5.250%,  5/15/2033 39,547
Travel + Leisure Company
35,000 6.625%,  7/31/2026
e
34,840
Tripadvisor, Inc.
14,000 7.000%,  7/15/2025
e
14,025

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.9%) Value
Consumer Cyclical (2.2%) - continued
Uber Technologies, Inc.
$ 75,000 6.250%,  1/15/2028
e
$ 74,420
Uber Technologies, Inc.,
Convertible
197,000 Zero Coupon,  12/15/2025 189,196
Vail Resorts, Inc., Convertible
207,000 Zero Coupon,  1/1/2026 183,195
VICI Properties, LP/VICI Note
Company, Inc.
80,000 4.625%,  6/15/2025
e
77,674
140,000 5.750%,  2/1/2027
e
138,129
73,000 3.750%,  2/15/2027
e
67,393
Viking Cruises, Ltd.
111,000 5.875%,  9/15/2027
e
103,795
Volkswagen Group of America
Finance, LLC
88,000 4.250%,  11/13/2023
e
87,588
14,000 3.350%,  5/13/2025
e
13,454
Wabash National Corporation
65,000 4.500%,  10/15/2028
e
54,762
Walmart, Inc.
61,000 4.000%,  4/15/2030 59,456
Wyndham Hotels & Resorts, Inc.
35,000 4.375%,  8/15/2028
e
32,032
Yum! Brands, Inc.
110,000 4.750%,  1/15/2030
e
102,598
ZF North America Capital, Inc.
47,000 7.125%,  4/14/2030
e
48,414
Total 9,036,006
Consumer Non-Cyclical (2.0%)
1375209 B.C., Ltd.
56,000 9.000%,  1/30/2028
e
56,140
Abbott Laboratories
140,000 1.400%,  6/30/2030 114,925
AbbVie, Inc.
207,000 3.600%,  5/14/2025 200,544
AdaptHealth, LLC
45,000 4.625%,  8/1/2029
e
36,888
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
88,000 4.625%,  1/15/2027
e
83,393
177,000 3.500%,  3/15/2029
e
154,088
Amgen, Inc.
57,000 5.150%,  3/2/2028 57,038
98,000 5.250%,  3/2/2030 98,642
Anheuser-Busch InBev Worldwide,
Inc.
81,000 4.000%,  4/13/2028 78,150
75,000 4.750%,  1/23/2029 74,683
Aramark Services, Inc.
99,000 5.000%,  2/1/2028
e
93,060
Archer-Daniels-Midland Company
40,000 4.500%,  8/15/2033 39,171
AstraZeneca Finance, LLC
87,000 1.750%,  5/28/2028 75,650
B&G Foods, Inc.
36,000 5.250%,  4/1/2025 34,297
28,000 5.250%,  9/15/2027 24,146
BAT Capital Corporation
44,000 6.343%,  8/2/2030 44,000
40,000 7.750%,  10/19/2032 44,391
Principal
Amount Long-Term Fixed Income (41.9%) Value
Consumer Non-Cyclical (2.0%) - continued
Bausch Health Companies, Inc.
$ 25,000 5.500%,  11/1/2025
e,h
$ 22,500
144,000 4.875%,  6/1/2028
e
87,307
60,000 11.000%,  9/30/2028
e
44,235
Becton, Dickinson and Company
44,000 4.693%,  2/13/2028 43,518
56,000 2.823%,  5/20/2030 48,894
BellRing Brands, Inc.
48,000 7.000%,  3/15/2030
e
48,181
BioMarin Pharmaceutical, Inc.,
Convertible
169,000 1.250%,  5/15/2027
h
169,715
Bio-Rad Laboratories, Inc.
62,000 3.300%,  3/15/2027 58,117
Cargill, Inc.
84,000 2.125%,  11/10/2031
e
68,209
Catalent Pharma Solutions, Inc.
22,000 3.125%,  2/15/2029
e
18,358
Central Garden & Pet Company
125,000 4.125%,  10/15/2030 106,271
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
e
9,106
Chobani, LLC/Chobani Finance
Corporation, Inc.
66,000 4.625%,  11/15/2028
e
60,059
CHS/Community Health Systems,
Inc.
47,000 5.625%,  3/15/2027
e
41,820
22,000 8.000%,  12/15/2027
e
21,511
40,000 6.000%,  1/15/2029
e
34,200
36,000 4.750%,  2/15/2031
e
27,273
Cigna Group
56,000 2.400%,  3/15/2030 47,474
Constellation Brands, Inc.
75,000 3.150%,  8/1/2029 67,635
27,000 4.900%,  5/1/2033 26,386
Coty, Inc.
49,000 5.000%,  4/15/2026
e
47,283
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
76,000 4.750%,  1/15/2029
e
70,484
56,000 6.625%,  7/15/2030
e
56,490
CVS Health Corporation
43,000 5.000%,  2/20/2026 42,853
30,000 4.300%,  3/25/2028 29,055
43,000 5.125%,  2/21/2030 42,785
40,000 5.300%,  6/1/2033 39,955
Diageo Capital plc
42,000 2.000%,  4/29/2030 35,191
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
e
47,375
Eli Lilly & Company
80,000 4.700%,  2/27/2033 80,651
Embecta Corporation
21,000 6.750%,  2/15/2030
e
18,464
Encompass Health Corporation
140,000 4.500%,  2/1/2028
h
130,045
Energizer Holdings, Inc.
40,000 4.750%,  6/15/2028
e
35,929
70,000 4.375%,  3/31/2029
e
60,677
Fortrea Holdings, Inc.
22,000 7.500%,  7/1/2030
e
22,484

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.9%) Value
Consumer Non-Cyclical (2.0%) - continued
General Mills, Inc.
$ 16,000 4.950%,  3/29/2033 $ 15,813
HLF Financing SARL, LLC/
Herbalife International, Inc.
148,000 4.875%,  6/1/2029
e
112,480
Imperial Brands Finance plc
36,000 3.125%,  7/26/2024
e
34,935
Integer Holdings Corporation,
Convertible
222,000 2.125%,  2/15/2028
e
270,396
Ionis Pharmaceuticals, Inc.,
Convertible
137,000 0.125%,  12/15/2024 127,667
137,000 Zero Coupon,  4/1/2026 128,352
106,000 1.750%,  6/15/2028
e
106,000
Jazz Investments I, Ltd.,
Convertible
210,000 2.000%,  6/15/2026 217,350
Jazz Securities DAC
45,000 4.375%,  1/15/2029
e
40,010
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
105,000 2.500%,  1/15/2027
e
94,342
47,000 3.625%,  1/15/2032
e
38,928
Kenvue, Inc.
81,000 5.350%,  3/22/2026
e
81,602
21,000 5.000%,  3/22/2030
e
21,191
Keurig Dr. Pepper, Inc.
69,000 3.200%,  5/1/2030 61,552
Kraft Heinz Foods Company
61,000 3.875%,  5/15/2027 58,486
41,000 6.750%,  3/15/2032 45,116
Kroger Company
37,000 4.500%,  1/15/2029 36,274
Lamb Weston Holdings, Inc.
41,000 4.125%,  1/31/2030
e
36,184
Legacy LifePoint Health, LLC
34,000 4.375%,  2/15/2027
e
29,325
Mattel, Inc.
122,000 3.375%,  4/1/2026
e
113,426
McKesson Corporation
29,000 0.900%,  12/3/2025 26,181
125,000 1.300%,  8/15/2026 111,833
Medtronic Global Holdings SCA
41,000 4.500%,  3/30/2033 40,004
Mozart Debt Merger Sub, Inc.
92,000 3.875%,  4/1/2029
e
80,562
46,000 5.250%,  10/1/2029
e,h
40,810
Mylan, Inc.
36,000 4.200%,  11/29/2023 35,765
Nestle Holdings, Inc.
48,000 5.250%,  3/13/2026
e
48,399
80,000 4.950%,  3/14/2030
e
80,917
Newell Brands, Inc.
97,000 4.700%,  4/1/2026 92,072
Organon & Company/Organon
Foreign Debt Co-Issuer BV
89,000 4.125%,  4/30/2028
e
79,757
Owens & Minor, Inc.
76,000 6.625%,  4/1/2030
e
69,576
Performance Food Group, Inc.
54,000 4.250%,  8/1/2029
e
47,969
Principal
Amount Long-Term Fixed Income (41.9%) Value
Consumer Non-Cyclical (2.0%) - continued
Perrigo Finance Unlimited
Company
$ 82,000 4.375%,  3/15/2026 $ 77,762
Pfizer Investment Enterprises Pte,
Ltd.
63,000 4.450%,  5/19/2026 62,233
39,000 4.750%,  5/19/2033 38,742
Philip Morris International, Inc.
120,000 4.875%,  2/13/2026 119,202
80,000 4.875%,  2/15/2028 79,205
40,000 5.625%,  11/17/2029 40,921
40,000 5.750%,  11/17/2032 40,889
Post Holdings, Inc.
34,000 5.625%,  1/15/2028
e
32,856
24,000 5.500%,  12/15/2029
e
22,288
51,000 4.500%,  9/15/2031
e
43,421
Post Holdings, Inc., Convertible
112,000 2.500%,  8/15/2027
e
111,328
Primo Water Holdings, Inc.
100,000 4.375%,  4/30/2029
e
87,804
Procter & Gamble Company
38,000 1.200%,  10/29/2030 30,616
Roche Holdings, Inc.
42,000 1.930%,  12/13/2028
e
36,581
59,000 2.076%,  12/13/2031
e
48,486
Royalty Pharma plc
87,000 1.200%,  9/2/2025 79,090
Scotts Miracle-Gro Company
42,000 4.500%,  10/15/2029 36,855
SEG Holding, LLC
120,000 5.625%,  10/15/2028
e
113,351
Simmons Foods, Inc.
89,000 4.625%,  3/1/2029
e
74,315
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
e
45,000
30,000 5.500%,  7/15/2030
e
27,398
Stryker Corporation
75,000 3.650%,  3/7/2028 71,372
Syneos Health, Inc.
70,000 3.625%,  1/15/2029
e
69,302
Sysco Corporation
37,000 5.950%,  4/1/2030 38,588
Takeda Pharmaceutical Company,
Ltd.
87,000 5.000%,  11/26/2028 86,822
Teleflex, Inc.
100,000 4.625%,  11/15/2027 94,375
35,000 4.250%,  6/1/2028
e
32,181
Tenet Healthcare Corporation
259,000 5.125%,  11/1/2027 245,944
30,000 6.125%,  10/1/2028 28,578
67,000 6.750%,  5/15/2031
e
66,552
Teva Pharmaceutical Finance
Netherlands III BV
144,000 3.150%,  10/1/2026 130,272
Topgolf Callaway Brands
Corporation, Convertible
60,000 2.750%,  5/1/2026 77,790
TreeHouse Foods, Inc.
87,000 4.000%,  9/1/2028 75,973
United Natural Foods, Inc.
37,000 6.750%,  10/15/2028
e
30,822

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.9%) Value
Consumer Non-Cyclical (2.0%) - continued
Winnebago Industries, Inc.,
Convertible
$ 122,000 1.500%,  4/1/2025 $ 148,718
Wyeth, LLC
98,000 6.500%,  2/1/2034 109,924
Zoetis, Inc.
63,000 5.600%,  11/16/2032 65,790
Total 8,164,316
Energy (1.6%)
Antero Resources Corporation
30,000 5.375%,  3/1/2030
e
27,963
Archrock Partners, LP/Archrock
Partners Finance Corporation
120,000 6.250%,  4/1/2028
e
113,100
Baytex Energy Corporation
55,000 8.500%,  4/30/2030
e
55,733
BP Capital Markets America, Inc.
152,000 4.234%,  11/6/2028 148,121
55,000 4.812%,  2/13/2033 54,088
BP Capital Markets plc
100,000 4.875%,  3/22/2030
d,i
92,977
Buckeye Partners, LP
60,000 3.950%,  12/1/2026 55,050
Callon Petroleum Company
50,000 8.250%,  7/15/2025 50,000
42,000 7.500%,  6/15/2030
e,h
40,774
Cheniere Energy Partners, LP
38,000 4.500%,  10/1/2029 35,328
63,000 3.250%,  1/31/2032 52,425
62,000 5.950%,  6/30/2033
e
62,737
Cheniere Energy, Inc.
49,000 4.625%,  10/15/2028 45,984
Chesapeake Energy Corporation
43,000 6.750%,  4/15/2029
e
42,808
Chord Energy Corporation
42,000 6.375%,  6/1/2026
e
41,681
Civitas Resources, Inc.
25,000 8.375%,  7/1/2028
e
25,714
25,000 8.750%,  7/1/2031
e
25,875
CNX Resources Corporation
33,000 6.000%,  1/15/2029
e
30,866
CNX Resources Corporation,
Convertible
152,000 2.250%,  5/1/2026 249,052
Comstock Resources, Inc.
50,000 5.875%,  1/15/2030
e
44,259
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
49,000 5.500%,  6/15/2031
e
44,566
Crescent Energy Finance, LLC
62,000 9.250%,  2/15/2028
e
63,066
CrownRock, LP/CrownRock
Finance, Inc.
51,000 5.625%,  10/15/2025
e
50,235
Diamondback Energy, Inc.
99,000 3.125%,  3/24/2031 85,892
DT Midstream, Inc.
65,000 4.125%,  6/15/2029
e
57,631
20,000 4.375%,  6/15/2031
e
17,363
Enbridge, Inc.
55,000 7.375%,  1/15/2083
d
54,397
52,000 7.625%,  1/15/2083
d
52,541
Principal
Amount Long-Term Fixed Income (41.9%) Value
Energy (1.6%) - continued
$ 38,000 3.700%,  7/15/2027 $ 35,967
20,000 5.700%,  3/8/2033 20,274
Enerflex, Ltd.
38,000 9.000%,  10/15/2027
e
38,235
Energy Transfer, LP
37,000 4.200%,  9/15/2023 36,916
47,000 6.750%,  5/15/2025
d,i
42,691
56,000 3.750%,  5/15/2030 50,723
EnLink Midstream Partners, LP
110,000 4.850%,  7/15/2026 106,898
EnLink Midstream, LLC
34,000 6.500%,  9/1/2030
e
34,222
Enterprise Products Operating,
LLC
38,000 4.150%,  10/16/2028 36,411
EQM Midstream Partners, LP
153,000 4.750%,  1/15/2031
e
136,599
EQT Corporation
42,000 3.900%,  10/1/2027 39,373
EQT Corporation, Convertible
84,000 1.750%,  5/1/2026 242,236
Ferrellgas, LP/Ferrellgas Finance
Corporation
43,000 5.375%,  4/1/2026
e
40,491
Genesis Energy LP/Genesis
Energy Finance Corporation
46,000 8.875%,  4/15/2030 45,882
Harvest Midstream, LP
141,000 7.500%,  9/1/2028
e
138,573
Hess Midstream Operations, LP
50,000 5.625%,  2/15/2026
e
49,250
40,000 5.125%,  6/15/2028
e
37,815
32,000 5.500%,  10/15/2030
e
30,080
Hilcorp Energy I, LP/Hilcorp
Finance Company
70,000 5.750%,  2/1/2029
e
64,750
70,000 6.250%,  4/15/2032
e
63,625
Holly Energy Partners, LP/Holly
Energy Finance Corporation
62,000 6.375%,  4/15/2027
e
61,755
Howard Midstream Energy
Partners, LLC
65,000 6.750%,  1/15/2027
e
62,701
ITT Holdings, LLC
55,000 6.500%,  8/1/2029
e
47,039
Laredo Petroleum, Inc.
96,000 7.750%,  7/31/2029
e
82,080
Marathon Oil Corporation
37,000 4.400%,  7/15/2027 35,433
Marathon Petroleum Corporation
163,000 4.700%,  5/1/2025 160,865
MEG Energy Corporation
73,000 5.875%,  2/1/2029
e
69,980
MPLX, LP
94,000 1.750%,  3/1/2026 85,765
19,000 5.000%,  3/1/2033 18,258
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 49,456
Nabors Industries, Ltd.
105,000 7.250%,  1/15/2026
e
101,090
National Fuel Gas Company
82,000 5.500%,  1/15/2026 80,952

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.9%) Value
Energy (1.6%) - continued
New Fortress Energy, Inc.
$ 30,000 6.750%,  9/15/2025
e
$ 28,569
Noble Finance II, LLC
57,000 8.000%,  4/15/2030
e
58,639
Northern Oil and Gas, Inc.
56,000 8.750%,  6/15/2031
e
56,423
Northern Oil and Gas, Inc.,
Convertible
109,000 3.625%,  4/15/2029
e
132,808
Northriver Midstream Finance, LP
28,000 5.625%,  2/15/2026
e
26,760
NuStar Logistics, LP
105,000 5.750%,  10/1/2025 103,162
Occidental Petroleum Corporation
60,000 6.375%,  9/1/2028 61,602
ONEOK, Inc.
57,000 2.200%,  9/15/2025 52,897
Ovintiv, Inc.
29,000 5.650%,  5/15/2025 28,939
17,000 5.650%,  5/15/2028 16,892
40,000 6.250%,  7/15/2033 40,388
Permian Resources Operating,
LLC, Convertible
35,000 3.250%,  4/1/2028 70,604
Phillips 66 Company
61,000 4.950%,  12/1/2027 60,725
Pioneer Natural Resources
Company
56,000 1.900%,  8/15/2030 45,710
Pioneer Natural Resources
Company, Convertible
38,000 0.250%,  5/15/2025 91,140
Plains All American Pipeline, LP/
PAA Finance Corporation
92,000 4.650%,  10/15/2025 89,819
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
e
47,149
Range Resources Corporation
45,000 4.750%,  2/15/2030
e
41,360
Rockcliff Energy II, LLC
59,000 5.500%,  10/15/2029
e
54,029
Schlumberger Holdings
Corporation
24,000 4.300%,  5/1/2029
e
23,114
SM Energy Company
85,000 6.625%,  1/15/2027 83,600
30,000 6.500%,  7/15/2028 29,324
Southwestern Energy Company
83,000 5.375%,  3/15/2030 77,658
30,000 4.750%,  2/1/2032 26,656
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
52,000 5.875%,  3/1/2027 50,897
10,000 5.000%,  6/1/2031
e
8,535
Suncor Energy, Inc.
39,000 7.150%,  2/1/2032 41,951
Sunoco, LP/Sunoco Finance
Corporation
70,000 5.875%,  3/15/2028 68,083
44,000 4.500%,  4/30/2030 39,011
Principal
Amount Long-Term Fixed Income (41.9%) Value
Energy (1.6%) - continued
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
$ 94,000 5.500%,  1/15/2028
e
$ 86,480
Targa Resources Partners, LP
102,000 4.875%,  2/1/2031 94,727
Teine Energy, Ltd.
40,000 6.875%,  4/15/2029
e
36,800
TransCanada Trust
100,000 5.875%,  8/15/2076
d
93,297
Transocean Titan Financing, Ltd.
54,000 8.375%,  2/1/2028
e
55,755
Transocean, Inc.
40,000 11.500%,  1/30/2027
e
41,945
89,000 8.750%,  2/15/2030
e
92,402
USA Compression Partners, LP/
USA Compression Finance
Corporation
61,000 6.875%,  4/1/2026 60,451
Venture Global Calcasieu Pass,
LLC
59,000 3.875%,  8/15/2029
e
51,089
89,000 6.250%,  1/15/2030
e
87,026
35,000 4.125%,  8/15/2031
e
29,688
Venture Global LNG, Inc.
114,000 8.375%,  6/1/2031
e
115,678
Weatherford International, Ltd.
99,000 8.625%,  4/30/2030
e
101,463
Western Midstream Operating, LP
89,000 3.950%,  6/1/2025 85,822
Williams Companies, Inc.
37,000 2.600%,  3/15/2031 30,675
Total 6,486,353
Financials (5.1%)
AerCap Holdings NV
32,000 5.875%,  10/10/2079
d
30,934
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
50,000 3.150%,  2/15/2024 49,209
54,000 6.500%,  7/15/2025 54,378
103,000 3.000%,  10/29/2028 89,865
Air Lease Corporation
29,000 2.300%,  2/1/2025 27,436
17,000 3.375%,  7/1/2025 16,219
52,000 4.650%,  6/15/2026
d,i
46,114
46,000 3.125%,  12/1/2030 38,525
Aircastle, Ltd.
85,000 5.250%,  6/15/2026
d,e,i
64,175
46,000 2.850%,  1/26/2028
e
39,859
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
32,000 6.750%,  10/15/2027
e
30,311
Ally Financial, Inc.
59,000 5.750%,  11/20/2025 57,213
104,000 4.700%,  5/15/2026
d,i
78,910
37,000 8.000%,  11/1/2031 39,257
15,000 6.700%,  2/14/2033 13,964
American Express Company
67,000 3.950%,  8/1/2025 65,099
50,000 3.550%,  9/15/2026
d,i
41,952
62,000 2.550%,  3/4/2027 56,620
58,000 5.850%,  11/5/2027 59,592

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.9%) Value
Financials (5.1%) - continued
American Homes 4 Rent, LP
$ 45,000 2.375%,  7/15/2031 $ 35,929
American International Group, Inc.
79,000 5.125%,  3/27/2033 77,674
AmWINS Group, Inc.
52,000 4.875%,  6/30/2029
e
47,707
Arbor Realty Trust, Inc.,
Convertible
69,000 7.500%,  8/1/2025
e
71,760
Ares Capital Corporation
15,000 4.250%,  3/1/2025 14,383
100,000 2.150%,  7/15/2026 87,605
Ares Capital Corporation,
Convertible
91,000 4.625%,  3/1/2024 92,649
Assurant, Inc.
62,000 6.100%,  2/27/2026 62,180
Australia & New Zealand Banking
Group, Ltd.
85,000 2.950%,  7/22/2030
d,e
78,520
Aviation Capital Group, LLC
42,000 4.875%,  10/1/2025
e
40,375
Avolon Holdings Funding, Ltd.
85,000 4.250%,  4/15/2026
e
79,887
BAC Capital Trust XIV
84,000
5.952%,  (LIBOR 3M +
0.400%), 8/17/2023
d,i
67,200
Banco Santander Mexico SA
14,000 5.375%,  4/17/2025
e
13,866
Banco Santander SA
22,000 4.750%,  11/12/2026
d,i
17,489
Bank of America Corporation
64,000 4.200%,  8/26/2024 62,980
270,000 6.250%,  9/5/2024
d,i
267,489
32,000 3.458%,  3/15/2025
d
31,487
71,000 6.100%,  3/17/2025
d,i
70,429
72,000 1.319%,  6/19/2026
d
66,144
146,000 1.197%,  10/24/2026
d
132,185
70,000 6.125%,  4/27/2027
d,i
69,531
60,000 1.734%,  7/22/2027
d
53,759
80,000 4.376%,  4/27/2028
d
77,035
112,000 3.593%,  7/21/2028
d
104,301
67,000 4.948%,  7/22/2028
d
65,902
180,000 3.974%,  2/7/2030
d
167,433
135,000 2.687%,  4/22/2032
d
111,819
59,000 2.572%,  10/20/2032
d
47,883
82,000 2.972%,  2/4/2033
d
68,501
40,000 3.846%,  3/8/2037
d
34,481
Bank of Montreal
62,000 5.203%,  2/1/2028 62,116
40,000 3.088%,  1/10/2037
d
31,328
Bank of New York Mellon
Corporation
36,000 4.700%,  9/20/2025
d,i
35,146
67,000 4.596%,  7/26/2030
d
65,011
Bank of Nova Scotia
60,000 5.250%,  12/6/2024 59,722
93,000 4.900%,  6/4/2025
d,i
88,082
36,000 1.050%,  3/2/2026 32,281
Barclays plc
29,000 4.375%,  9/11/2024 28,361
35,000 2.852%,  5/7/2026
d
33,021
85,000 5.501%,  8/9/2028
d
83,630
57,000 4.972%,  5/16/2029
d
54,664
Principal
Amount Long-Term Fixed Income (41.9%) Value
Financials (5.1%) - continued
$ 50,000 6.224%,  5/9/2034
d
$ 50,465
40,000 7.119%,  6/27/2034
d
40,538
Berkshire Hathaway Finance
Corporation
120,000 2.875%,  3/15/2032 105,420
Blackstone Mortgage Trust, Inc.,
Convertible
34,000 5.500%,  3/15/2027 30,175
Blackstone Private Credit Fund
60,000 4.000%,  1/15/2029 51,596
Blue Owl Capital Corporation
39,000 4.250%,  1/15/2026 36,554
Blue Owl Credit Income
Corporation
61,000 4.700%,  2/8/2027 55,493
Blue Owl Technology Finance
Corporation
19,000 4.750%,  12/15/2025
e
17,530
56,000 3.750%,  6/17/2026
e
49,608
BNP Paribas SA
57,000 2.819%,  11/19/2025
d,e
54,569
57,000 3.132%,  1/20/2033
d,e
47,346
BPCE SA
29,000 2.375%,  1/14/2025
e
27,354
Brixmor Operating Partnership, LP
78,000 2.250%,  4/1/2028 66,140
Canadian Imperial Bank of
Commerce
71,000 3.945%,  8/4/2025 68,975
Capital One Financial Corporation
30,000 3.950%,  9/1/2026
d,i
23,879
62,000 3.273%,  3/1/2030
d
53,415
Capital One NA
44,000 2.280%,  1/28/2026
d
41,310
Centene Corporation
273,000 3.000%,  10/15/2030 228,414
Charles Schwab Corporation
104,000 5.375%,  6/1/2025
d,i
101,422
83,000 0.900%,  3/11/2026 73,737
104,000 4.000%,  6/1/2026
d,i
92,845
25,000 5.000%,  6/1/2027
d,i
22,555
56,000 2.000%,  3/20/2028 48,505
40,000 2.900%,  3/3/2032 33,519
Citigroup, Inc.
62,000
9.699%,  (TSFR3M +
4.330%), 10/30/2023
d,i
62,415
96,000 3.352%,  4/24/2025
d
94,110
72,000 5.500%,  9/13/2025 71,614
45,000 1.281%,  11/3/2025
d
42,371
72,000 4.000%,  12/10/2025
d,i
64,616
95,000 3.875%,  2/18/2026
d,i
82,688
50,000 4.150%,  11/15/2026
d,i
41,875
132,000 1.122%,  1/28/2027
d
117,900
77,000 1.462%,  6/9/2027
d
68,635
81,000 3.070%,  2/24/2028
d
74,671
26,000 7.375%,  5/15/2028
d,i
26,455
150,000 4.075%,  4/23/2029
d
141,579
39,000 6.174%,  5/25/2034
d
39,617
Citizens Financial Group, Inc.
55,000 4.000%,  10/6/2026
d,i
42,556
CNA Financial Corporation
38,000 3.950%,  5/15/2024 37,423
Coinbase Global, Inc., Convertible
338,000 0.500%,  6/1/2026 258,711

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.9%) Value
Financials (5.1%) - continued
Comerica, Inc.
$ 36,000 5.625%,  7/1/2025
d,i
$ 31,967
Commerzbank AG
78,000 8.125%,  9/19/2023
e
77,907
Commonwealth Bank of Australia
45,000 2.688%,  3/11/2031
e
35,484
Cooperatieve Rabobank UA
29,000 1.339%,  6/24/2026
d,e
26,642
Corebridge Financial, Inc.
39,000 6.875%,  12/15/2052
d
38,059
Corporate Office Properties, LP
78,000 2.250%,  3/15/2026 69,438
Credit Acceptance Corporation
110,000 5.125%,  12/31/2024
e
107,782
Credit Agricole SA
46,000 6.875%,  9/23/2024
d,e,i
45,004
37,000 3.250%,  1/14/2030
e
31,997
Credit Suisse Group AG
41,000 6.500%,  8/8/2023
e
40,827
36,000 7.500%,  12/11/2023
*,d,i,k
1,800
26,000 7.250%,  9/12/2025
d,e,i,k
1,300
Dai-ichi Life Insurance Company,
Ltd.
126,000 5.100%,  10/28/2024
d,e,i
123,149
Deutsche Bank AG/New York, NY
127,000 2.129%,  11/24/2026
d
115,073
66,000 2.311%,  11/16/2027
d
57,980
61,000 3.742%,  1/7/2033
d
46,631
Discover Bank
75,000 4.682%,  8/9/2028
d
68,228
Discover Financial Services
20,000 6.700%,  11/29/2032 20,519
Drawbridge Special Opportunities
Fund, LP
90,000 3.875%,  2/15/2026
e
80,362
Elevance Health, Inc.
74,000 5.350%,  10/15/2025 74,113
123,000 2.550%,  3/15/2031 103,333
Enact Holdings, Inc.
34,000 6.500%,  8/15/2025
e
33,661
Encore Capital Group, Inc.,
Convertible
84,000 4.000%,  3/15/2029
e
86,885
Extra Space Storage, LP
40,000 2.400%,  10/15/2031 31,683
Fifth Third Bancorp
72,000 4.500%,  9/30/2025
d,i
66,051
41,000 4.772%,  7/28/2030
d
38,578
Fifth Third Bank NA
101,000 3.850%,  3/15/2026 94,832
First Horizon Bank
57,000 5.750%,  5/1/2030 50,822
First-Citizens Bank & Trust
Company
84,000 6.125%,  3/9/2028 84,023
Fortress Transportation and
Infrastructure Investors, LLC
59,000 6.500%,  10/1/2025
e
58,440
22,000 9.750%,  8/1/2027
e
22,906
21,000 5.500%,  5/1/2028
e
19,416
FS KKR Capital Corporation
40,000 3.400%,  1/15/2026 36,815
38,000 2.625%,  1/15/2027 32,733
Principal
Amount Long-Term Fixed Income (41.9%) Value
Financials (5.1%) - continued
GGAM Finance, Ltd.
$ 56,000 7.750%,  5/15/2026
e
$ 56,440
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
165,000 3.750%,  12/15/2027
e
131,670
Goldman Sachs Group, Inc.
40,000 5.500%,  8/10/2024
d,i
39,490
25,000 3.500%,  4/1/2025 24,113
44,000 4.250%,  10/21/2025 42,643
43,000 0.855%,  2/12/2026
d
39,863
48,000 3.650%,  8/10/2026
d,i
39,145
50,000 4.125%,  11/10/2026
d,i
42,506
97,000 1.948%,  10/21/2027
d
86,516
40,000 2.640%,  2/24/2028
d
36,217
166,000 3.615%,  3/15/2028
d
155,834
81,000 4.482%,  8/23/2028
d
78,387
75,000 3.814%,  4/23/2029
d
69,805
37,000 3.800%,  3/15/2030 34,009
37,000 2.615%,  4/22/2032
d
30,349
38,000 2.383%,  7/21/2032
d
30,364
Hartford Financial Services Group,
Inc.
37,000 2.800%,  8/19/2029 32,508
59,000
7.446%,  (LIBOR 3M +
2.125%), 2/12/2047
d,e
50,457
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
23,000 Zero Coupon,  5/1/2025
e
22,017
HSBC Holdings plc
59,000 3.803%,  3/11/2025
d
58,093
13,000 6.375%,  3/30/2025
d,i
12,551
36,000 2.633%,  11/7/2025
d
34,400
35,000 1.645%,  4/18/2026
d
32,470
35,000 1.589%,  5/24/2027
d
31,163
70,000 2.251%,  11/22/2027
d
62,600
105,000 4.583%,  6/19/2029
d
99,100
100,000 4.600%,  12/17/2030
d,i
79,795
45,000 2.804%,  5/24/2032
d
36,541
HUB International, Ltd.
72,000 5.625%,  12/1/2029
e
64,262
Huntington Bancshares, Inc.
108,000 4.450%,  10/15/2027
d,i
92,046
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
54,000 4.750%,  9/15/2024 52,240
40,000 6.375%,  12/15/2025 38,281
80,000 5.250%,  5/15/2027 70,520
ING Groep NV
76,000 1.726%,  4/1/2027
d
68,174
Intercontinental Exchange, Inc.
61,000 4.350%,  6/15/2029 59,147
Invitation Homes Operating
Partnership, LP
65,000 2.000%,  8/15/2031 50,186
J.P. Morgan Chase & Company
72,000 6.000%,  11/1/2023
d,i
72,173
120,000 5.000%,  8/1/2024
d,i
117,330
133,000 4.023%,  12/5/2024
d
132,122
134,000 4.600%,  2/1/2025
d,i
126,630
182,000 1.561%,  12/10/2025
d
171,665
20,000 2.083%,  4/22/2026
d
18,808
55,000 3.650%,  6/1/2026
d,i
49,385
162,000 1.045%,  11/19/2026
d
146,301

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.9%) Value
Financials (5.1%) - continued
$ 76,000 1.578%,  4/22/2027
d
$ 68,424
82,000 2.947%,  2/24/2028
d
75,531
112,000 4.005%,  4/23/2029
d
105,968
38,000 2.069%,  6/1/2029
d
32,760
149,000 4.493%,  3/24/2031
d
142,666
40,000 2.963%,  1/25/2033
d
33,753
42,000 4.912%,  7/25/2033
d
41,039
40,000 5.717%,  9/14/2033
d
40,616
37,000 5.350%,  6/1/2034
d
37,266
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
23,000 5.000%,  8/15/2028
e
19,654
KeyBank NA/Cleveland, OH
56,000 3.900%,  4/13/2029 45,858
75,000 5.000%,  1/26/2033 67,771
Kilroy Realty, LP
77,000 4.375%,  10/1/2025 72,384
Lincoln National Corporation
40,000
7.688%,  (LIBOR 3M +
2.358%), 8/17/2023
d
28,600
Lloyds Banking Group plc
75,000 1.627%,  5/11/2027
d
66,620
LPL Holdings, Inc.
55,000 4.000%,  3/15/2029
e
49,300
M&T Bank Corporation
102,000 3.500%,  9/1/2026
d,i
76,155
Macquarie Airfinance Holdings,
Ltd.
29,000 8.375%,  5/1/2028
e
29,528
Macquarie Group, Ltd.
76,000 1.629%,  9/23/2027
d,e
66,585
Manufacturers & Traders Trust
Company
80,000 4.700%,  1/27/2028 76,426
Marsh & McLennan Companies,
Inc.
41,000 2.375%,  12/15/2031 33,510
MetLife, Inc.
72,000 3.850%,  9/15/2025
d,i
67,278
40,000 5.875%,  3/15/2028
d,i
38,991
51,000 6.400%,  12/15/2036 50,992
Metropolitan Life Global Funding I
71,000 2.950%,  4/9/2030
e
61,492
Mid-America Apartments, LP
74,000 4.200%,  6/15/2028 70,943
Mitsubishi UFJ Financial Group,
Inc.
35,000 1.412%,  7/17/2025 32,264
78,000 1.538%,  7/20/2027
d
69,457
56,000 3.741%,  3/7/2029 52,003
52,000 5.406%,  4/19/2034
d
51,723
Mizuho Financial Group, Inc.
99,000 1.554%,  7/9/2027
d
87,768
82,000 2.564%,  9/13/2031 64,569
Molina Healthcare, Inc.
48,000 4.375%,  6/15/2028
e
44,012
Morgan Stanley
29,000
5.592%,  (SOFRRATE +
0.466%), 11/10/2023
d
28,986
32,000 2.720%,  7/22/2025
d
30,987
79,000 1.164%,  10/21/2025
d
74,248
20,000 5.000%,  11/24/2025 19,758
35,000 2.630%,  2/18/2026
d
33,328
20,000 2.188%,  4/28/2026
d
18,817
Principal
Amount Long-Term Fixed Income (41.9%) Value
Financials (5.1%) - continued
$ 70,000 6.138%,  10/16/2026
d
$ 70,859
126,000 0.985%,  12/10/2026
d
112,735
76,000 1.593%,  5/4/2027
d
68,185
80,000 1.512%,  7/20/2027
d
71,072
27,000 5.123%,  2/1/2029
d
26,725
238,000 3.622%,  4/1/2031
d
213,903
40,000 2.943%,  1/21/2033
d
33,290
41,000 4.889%,  7/20/2033
d
39,463
40,000 5.250%,  4/21/2034
d
39,486
14,000 5.424%,  7/21/2034
d
13,989
85,000 2.484%,  9/16/2036
d
65,161
MPT Operating Partnership, LP/
MPT Finance Corporation
20,000 5.250%,  8/1/2026 18,408
55,000 4.625%,  8/1/2029 43,687
Nasdaq, Inc.
85,000 5.650%,  6/28/2025 85,137
42,000 5.350%,  6/28/2028 42,072
National Retail Properties, Inc.
37,000 2.500%,  4/15/2030 30,709
Nationstar Mortgage Holdings,
Inc.
46,000 6.000%,  1/15/2027
e
43,959
NatWest Group plc
54,000 4.269%,  3/22/2025
d
53,337
37,000 4.892%,  5/18/2029
d
35,367
57,000 3.754%,  11/1/2029
d
54,126
53,000 4.600%,  6/28/2031
d,i
37,650
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
71,000 4.500%,  9/30/2028
e
55,025
New York Life Global Funding
37,000 4.550%,  1/28/2033
e
35,503
NFP Corporation
34,000 6.875%,  8/15/2028
e
30,094
Nippon Life Insurance Company
142,000 5.100%,  10/16/2044
d,e
140,117
117,000 3.400%,  1/23/2050
d,e
102,494
Nomura Holdings, Inc.
58,000 2.172%,  7/14/2028 48,873
Northern Trust Corporation
62,000 4.000%,  5/10/2027 59,932
Office Properties Income Trust
25,000 2.650%,  6/15/2026 18,583
Omega Healthcare Investors, Inc.
39,000 4.750%,  1/15/2028 36,456
38,000 3.375%,  2/1/2031 30,528
OneMain Finance Corporation
152,000 6.875%,  3/15/2025 151,495
20,000 3.875%,  9/15/2028 16,425
Park Intermediate Holdings, LLC
91,000 4.875%,  5/15/2029
e
79,511
Pebblebrook Hotel Trust,
Convertible
273,000 1.750%,  12/15/2026 238,058
PennyMac Financial Services, Inc.
45,000 4.250%,  2/15/2029
e
37,149
Pine Street Trust I
37,000 4.572%,  2/15/2029
e
34,080
PNC Bank NA
37,000 2.700%,  10/22/2029 31,131

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.9%) Value
Financials (5.1%) - continued
PNC Financial Services Group,
Inc.
$ 95,000 5.671%,  10/28/2025
d
$ 94,529
55,000 3.400%,  9/15/2026
d,i
42,625
52,000 6.200%,  9/15/2027
d,i
50,050
42,000 5.582%,  6/12/2029
d
42,086
52,000 6.250%,  3/15/2030
d,i
47,550
PRA Group, Inc.
67,000 7.375%,  9/1/2025
e
64,511
29,000 8.375%,  2/1/2028
e
26,463
Principal Life Global Funding II
59,000 1.250%,  8/16/2026
e
51,861
Prologis, LP
75,000 3.375%,  12/15/2027 70,275
Provident Financing Trust I
36,000 7.405%,  3/15/2038 35,701
Prudential Financial, Inc.
40,000 5.125%,  3/1/2052
d
36,437
39,000 6.750%,  3/1/2053
d
39,396
185,000 5.200%,  3/15/2044
d
183,152
36,000 3.700%,  10/1/2050
d
30,739
Public Storage
42,000 5.100%,  8/1/2033 42,035
QBE Insurance Group, Ltd.
72,000 5.875%,  5/12/2025
d,e,h,i
69,103
Quicken Loans, LLC
23,000 3.875%,  3/1/2031
e
18,918
Radian Group, Inc.
40,000 4.875%,  3/15/2027 38,180
Realty Income Corporation
39,000 4.875%,  6/1/2026 38,587
56,000 3.950%,  8/15/2027 53,291
50,000 5.625%,  10/13/2032 50,775
Redwood Trust, Inc., Convertible
12,000 7.750%,  6/15/2027 10,898
Regions Financial Corporation
41,000 2.250%,  5/18/2025 38,552
72,000 5.750%,  6/15/2025
d,i
69,061
Reinsurance Group of America,
Inc.
56,000 4.700%,  9/15/2023 55,882
43,000 6.000%,  9/15/2033 43,507
RHP Hotel Properties, LP/RHP
Finance Corporation
33,000 7.250%,  7/15/2028
e
33,496
RLJ Lodging Trust, LP
24,000 3.750%,  7/1/2026
e
22,110
68,000 4.000%,  9/15/2029
e
56,998
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
55,000 3.625%,  3/1/2029
e
46,886
Royal Bank of Canada
78,000 0.750%,  10/7/2024 73,629
41,000 4.900%,  1/12/2028 40,528
55,000 5.000%,  2/1/2033 54,007
Santander Holdings USA, Inc.
75,000 3.450%,  6/2/2025 71,303
41,000 2.490%,  1/6/2028
d
35,630
41,000 6.499%,  3/9/2029
d
41,179
Santander UK Group Holdings plc
79,000 1.673%,  6/14/2027
d
69,198
Service Properties Trust
30,000 4.650%,  3/15/2024 29,477
Principal
Amount Long-Term Fixed Income (41.9%) Value
Financials (5.1%) - continued
$ 15,000 4.350%,  10/1/2024 $ 14,402
56,000 7.500%,  9/15/2025 55,348
75,000 5.500%,  12/15/2027 65,813
Simon Property Group, LP
78,000 2.650%,  7/15/2030 66,119
SLM Corporation
30,000 4.200%,  10/29/2025 28,175
Societe Generale SA
36,000 2.625%,  10/16/2024
e
34,519
35,000 1.488%,  12/14/2026
d,e
31,269
Spirit Realty, LP
83,000 3.200%,  1/15/2027 75,004
Standard Chartered plc
35,000 0.991%,  1/12/2025
d,e
34,083
35,000 6.000%,  7/26/2025
d,e,i
33,716
59,000 2.608%,  1/12/2028
d,e
52,628
State Street Corporation
42,000 5.272%,  8/3/2026 42,000
41,000 4.421%,  5/13/2033
d
38,697
Sumitomo Life Insurance Company
120,000 3.375%,  4/15/2081
d,e
102,669
Sumitomo Mitsui Financial Group,
Inc.
36,000 2.448%,  9/27/2024 34,600
59,000 2.174%,  1/14/2027 52,829
56,000 2.142%,  9/23/2030 44,741
55,000 5.766%,  1/13/2033 56,360
Sumitomo Mitsui Trust Bank, Ltd.
29,000 1.050%,  9/12/2025
e
26,327
Summit Hotel Properties, Inc.,
Convertible
94,000 1.500%,  2/15/2026 79,423
Synchrony Financial
34,000 4.250%,  8/15/2024 33,216
14,000 7.250%,  2/2/2033 13,128
Synovus Bank
40,000 5.625%,  2/15/2028 37,313
Toronto-Dominion Bank
33,000 8.125%,  10/31/2082
d
33,901
39,000 5.156%,  1/10/2028 38,839
61,000 5.523%,  7/17/2028 61,630
41,000 4.456%,  6/8/2032 38,601
Truist Bank
36,000 2.250%,  3/11/2030 28,759
Truist Financial Corporation
80,000 6.047%,  6/8/2027
d
80,149
38,000 1.887%,  6/7/2029
d
31,846
U.S. Bancorp
69,000 5.727%,  10/21/2026
d
69,217
67,000 4.548%,  7/22/2028
d
64,429
22,000 5.836%,  6/12/2034
d
22,307
UBS Group AG
31,000 2.593%,  9/11/2025
d,e
29,744
73,000 2.193%,  6/5/2026
d,e
67,703
82,000 3.869%,  1/12/2029
d,e
74,938
UDR, Inc.
83,000 3.000%,  8/15/2031 70,209
United Wholesale Mortgage, LLC
15,000 5.500%,  11/15/2025
e
14,421
37,000 5.500%,  4/15/2029
e
32,528
UnitedHealth Group, Inc.
85,000 5.250%,  2/15/2028 86,965
83,000 4.200%,  5/15/2032 79,103

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.9%) Value
Financials (5.1%) - continued
USB Realty Corporation
$ 168,000
6.717%,  (TSFR3M +
1.409%), 1/15/2027
d,e,i
$ 119,280
USI, Inc./NY
19,000 6.875%,  5/1/2025
e
18,923
Ventas Realty, LP
32,000 3.750%,  5/1/2024 31,411
Ventas Realty, LP, Convertible
156,000 3.750%,  6/1/2026
e
160,212
Wells Fargo & Company
90,000 2.406%,  10/30/2025
d
86,124
67,000 3.900%,  3/15/2026
d,i
60,246
84,000 2.188%,  4/30/2026
d
78,993
40,000
6.070%,  (LIBOR 3M +
0.500%), 1/15/2027
d
38,163
41,000 3.526%,  3/24/2028
d
38,327
88,000 3.584%,  5/22/2028
d
82,175
67,000 4.808%,  7/25/2028
d
65,334
56,000 7.625%,  9/15/2028
d,i
57,576
152,000 4.478%,  4/4/2031
d
144,089
28,000 5.389%,  4/24/2034
d
27,780
28,000 5.557%,  7/25/2034
d
28,110
Welltower OP, LLC
39,000 2.050%,  1/15/2029 32,634
56,000 2.800%,  6/1/2031 46,379
Welltower OP, LLC, Convertible
235,000 2.750%,  5/15/2028
e
238,878
Westpac Banking Corporation
56,000 4.110%,  7/24/2034
d
49,462
Willis North America, Inc.
74,000 4.500%,  9/15/2028 70,725
XHR, LP
24,000 6.375%,  8/15/2025
e
23,596
38,000 4.875%,  6/1/2029
e
33,056
Total 20,933,483
Foreign Government (<0.1%)
NBN Company, Ltd.
73,000 2.625%,  5/5/2031
e
60,793
Total 60,793
Mortgage-Backed Securities (12.3%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
2,024,784 2.500%,  5/1/2051 1,713,174
1,320,329 3.500%,  5/1/2052 1,197,069
1,143,851 4.000%,  5/1/2052 1,077,297
3,653,157 3.500%,  6/1/2052 3,314,899
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,356,474 2.500%,  7/1/2030 1,256,307
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,181,215 3.500%,  5/1/2040 1,102,373
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,866,784 3.000%,  1/1/2052 2,519,246
402,272 2.000%,  2/1/2051 327,594
252,253 2.000%,  2/1/2051 205,129
1,318,945 2.500%,  2/1/2051 1,120,976
Principal
Amount Long-Term Fixed Income (41.9%) Value
Mortgage-Backed Securities (12.3%) -
continued
$ 1,471,081 2.500%,  2/1/2051 $ 1,246,582
2,698,815 2.000%,  3/1/2051 2,191,572
2,882,637 3.000%,  3/1/2052 2,528,408
1,842,127 2.000%,  4/1/2051 1,496,642
1,720,925 3.000%,  4/1/2051 1,510,608
1,813,012 3.000%,  5/1/2050 1,602,068
478,354 2.000%,  5/1/2051 387,943
945,989 3.000%,  5/1/2051 839,857
978,606 3.000%,  6/1/2050 873,215
399,543 5.000%,  6/1/2053 392,736
2,251,246 2.500%,  7/1/2051 1,904,978
934,875 3.500%,  7/1/2051 857,301
1,089,140 2.500%,  8/1/2050 933,067
1,829,479 3.500%,  8/1/2050 1,682,865
1,421,089 3.500%,  9/1/2052 1,293,222
1,897,401 4.000%,  10/1/2052 1,776,583
483,285 2.000%,  11/1/2051 392,018
1,922,790 2.000%,  12/1/2050 1,564,142
3,733,371 4.500%,  12/1/2052 3,599,535
850,000 5.500%,  8/1/2042
c
844,090
2,100,000 4.000%,  8/1/2048
c
1,960,301
2,550,000 4.500%,  8/1/2048
c
2,441,326
1,125,000 5.000%,  8/1/2048 1,098,941
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,499,513 2.500%,  3/1/2062 2,039,361
987,886 3.500%,  7/1/2061 888,835
984,613 4.000%,  12/1/2061 919,061
Total 51,099,321
Technology (1.5%)
Advanced Micro Devices, Inc.
41,000 3.924%,  6/1/2032 38,560
Akamai Technologies, Inc.,
Convertible
115,000 0.125%,  5/1/2025 125,449
231,000 0.375%,  9/1/2027 226,957
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 16,498
Apple, Inc.
113,000 2.200%,  9/11/2029 99,627
81,000 1.650%,  2/8/2031 66,818
AthenaHealth Group, Inc.
112,000 6.500%,  2/15/2030
e
94,899
Black Knight InfoServ, LLC
117,000 3.625%,  9/1/2028
e
107,055
Block, Inc., Convertible
40,000 0.125%,  3/1/2025 39,520
159,000 0.250%,  11/1/2027 124,219
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
56,000 3.875%,  1/15/2027 53,391
Broadcom, Inc.
41,000 4.000%,  4/15/2029
e
37,990
Cloud Software Group, Inc.
64,000 6.500%,  3/31/2029
e
57,602
23,000 9.000%,  9/30/2029
e
20,600
CommScope Technologies, LLC
144,000 6.000%,  6/15/2025
e,h
130,584
CommScope, Inc.
45,000 7.125%,  7/1/2028
e
29,700

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.9%) Value
Technology (1.5%) - continued
Dell International, LLC/EMC
Corporation
$ 63,000 5.250%,  2/1/2028 $ 63,136
28,000 5.300%,  10/1/2029 27,927
Euronet Worldwide, Inc.,
Convertible
209,000 0.750%,  3/15/2049
h
194,631
Fiserv, Inc.
60,000 2.750%,  7/1/2024 58,312
87,000 4.200%,  10/1/2028 83,543
20,000 5.600%,  3/2/2033 20,361
Gartner, Inc.
40,000 3.625%,  6/15/2029
e
35,250
110,000 3.750%,  10/1/2030
e
95,887
Global Payments, Inc.
18,000 2.650%,  2/15/2025 17,158
63,000 4.950%,  8/15/2027 61,754
37,000 3.200%,  8/15/2029 32,603
Intel Corporation
81,000 5.125%,  2/10/2030 81,649
InterDigital, Inc., Convertible
221,000 3.500%,  6/1/2027 289,802
Iron Mountain, Inc.
50,000 4.875%,  9/15/2027
e
46,898
120,000 5.000%,  7/15/2028
e
111,122
85,000 4.875%,  9/15/2029
e
76,672
60,000 4.500%,  2/15/2031
e
51,727
Jabil, Inc.
40,000 5.450%,  2/1/2029 39,798
Lumentum Holdings, Inc.,
Convertible
157,000 0.250%,  3/15/2024 161,318
257,000 0.500%,  6/15/2028 197,090
MACOM Technology Solutions
Holdings, Inc., Convertible
129,000 0.250%,  3/15/2026 133,580
Marvell Technology, Inc.
37,000 2.950%,  4/15/2031 31,165
Mastercard, Inc.
41,000 2.000%,  11/18/2031 33,857
Microchip Technology, Inc.,
Convertible
103,000 0.125%,  11/15/2024 118,386
60,000 1.625%,  2/15/2027 159,635
Moody's Corporation
40,000 4.250%,  8/8/2032 37,990
NCR Corporation
87,000 5.125%,  4/15/2029
e
77,800
87,000 6.125%,  9/1/2029
e
88,426
NVIDIA Corporation
19,000 2.850%,  4/1/2030 17,178
NXP BV/NXP Funding, LLC
40,000 4.875%,  3/1/2024 39,722
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
14,000 2.700%,  5/1/2025 13,320
37,000 4.300%,  6/18/2029 34,930
ON Semiconductor Corporation,
Convertible
219,000 Zero Coupon,  5/1/2027 451,140
24,000 0.500%,  3/1/2029
e
29,224
Open Text Corporation
76,000 3.875%,  12/1/2029
e
64,287
70,000 4.125%,  2/15/2030
e
60,007
Principal
Amount Long-Term Fixed Income (41.9%) Value
Technology (1.5%) - continued
Oracle Corporation
$ 40,000 6.150%,  11/9/2029 $ 41,944
130,000 2.950%,  4/1/2030 113,438
63,000 6.250%,  11/9/2032 66,621
PayPal Holdings, Inc.
38,000 2.850%,  10/1/2029 33,836
58,000 2.300%,  6/1/2030 49,244
Progress Software Corporation,
Convertible
102,000 1.000%,  4/15/2026 114,444
PTC, Inc.
30,000 3.625%,  2/15/2025
e
28,984
70,000 4.000%,  2/15/2028
e
64,241
Rackspace Technology Global,
Inc.
65,000 5.375%,  12/1/2028
e
17,998
S&P Global, Inc.
41,000 2.900%,  3/1/2032 35,463
Salesforce.com, Inc.
123,000 1.950%,  7/15/2031 100,829
Seagate HDD Cayman
33,000 8.500%,  7/15/2031
e
34,453
88,760 9.625%,  12/1/2032
e
98,269
Semtech Corporation, Convertible
77,000 1.625%,  11/1/2027
e
77,847
Sensata Technologies, Inc.
54,000 3.750%,  2/15/2031
e
45,607
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
20,000 4.625%,  11/1/2026
e
18,897
SS&C Technologies, Inc.
179,000 5.500%,  9/30/2027
e
172,928
Verint Systems, Inc., Convertible
110,000 0.250%,  4/15/2026 98,588
Viavi Solutions, Inc.
49,000 3.750%,  10/1/2029
e
42,049
Viavi Solutions, Inc., Convertible
58,000 1.000%,  3/1/2024 56,985
82,000 1.625%,  3/15/2026
e
83,435
Vishay Intertechnology, Inc.,
Convertible
213,000 2.250%,  6/15/2025 227,505
VMware, Inc.
80,000 1.400%,  8/15/2026 70,878
54,000 2.200%,  8/15/2031 42,328
Xilinx, Inc.
26,000 2.375%,  6/1/2030 22,422
Ziff Davis, Inc., Convertible
187,000 1.750%,  11/1/2026
e
177,650
Total 6,343,637
Transportation (0.5%)
Air Transport Services Group, Inc.,
Convertible
22,000 1.125%,  10/15/2024 21,107
Allegiant Travel Company
42,000 7.250%,  8/15/2027
e
41,435
American Airlines Group, Inc.
16,000 3.750%,  3/1/2025
e
15,217
American Airlines, Inc.
172,000 11.750%,  7/15/2025
e
189,569
41,000 7.250%,  2/15/2028
e
40,705

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.9%) Value
Transportation (0.5%) - continued
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
$ 122,833 5.500%,  4/20/2026
e
$ 120,992
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
55,000 5.375%,  3/1/2029
e
51,173
Canadian Pacific Railway
Company
76,000 1.750%,  12/2/2026 68,443
CSX Corporation
37,000 4.250%,  3/15/2029 36,058
Delta Air Lines, Inc.
28,000 7.000%,  5/1/2025
e
28,648
11,000 7.375%,  1/15/2026 11,419
82,000 4.375%,  4/19/2028
h
77,895
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
60,813 4.500%,  10/20/2025
e
59,606
ERAC USA Finance, LLC
79,000 3.850%,  11/15/2024
e
77,201
Hawaiian Brand Intellectual
Property, Ltd.
78,000 5.750%,  1/20/2026
e
73,626
Hertz Corporation
40,000 4.625%,  12/1/2026
e
36,138
84,000 5.000%,  12/1/2029
e
69,392
JetBlue Airways Corporation,
Convertible
174,000 0.500%,  4/1/2026 141,078
Mileage Plus Holdings, LLC
90,400 6.500%,  6/20/2027
e
90,395
Norfolk Southern Corporation
58,000 4.450%,  3/1/2033 55,474
Penske Truck Leasing Company,
LP/PTL Finance Corporation
30,000 1.200%,  11/15/2025
e
26,912
51,000 5.750%,  5/24/2026
e
50,746
39,000 1.700%,  6/15/2026
e
34,625
Rand Parent, LLC
60,000 8.500%,  2/15/2030
e
56,419
Ryder System, Inc.
46,000 2.850%,  3/1/2027 42,433
Southwest Airlines Company
36,000 5.125%,  6/15/2027 35,895
44,000 2.625%,  2/10/2030 37,643
Southwest Airlines Company,
Convertible
265,000 1.250%,  5/1/2025
h
291,235
Union Pacific Corporation
37,000 2.150%,  2/5/2027 33,776
United Airlines, Inc.
51,000 4.375%,  4/15/2026
e
48,289
43,000 4.625%,  4/15/2029
e
38,901
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
76,000 6.375%,  2/1/2030
e
64,332
XPO Escrow Sub, LLC
57,000 7.500%,  11/15/2027
e
58,923
Total 2,125,700
U.S. Government & Agencies (3.9%)
U.S. Treasury Bonds
900,000 4.000%,  11/15/2052 899,156
870,000 1.375%,  11/15/2031 711,837
Principal
Amount Long-Term Fixed Income (41.9%) Value
U.S. Government & Agencies (3.9%) -
continued
$ 1,000,000 4.125%,  11/15/2032 $ 1,011,562
570,000 3.375%,  5/15/2033 543,727
1,490,000 3.250%,  5/15/2042 1,303,051
4,470,000 3.375%,  8/15/2042 3,976,205
U.S. Treasury Notes
3,200,000 0.125%,  2/15/2024 3,111,000
1,050,000 0.500%,  3/31/2025 974,121
1,990,000 0.500%,  2/28/2026 1,791,777
590,000 0.500%,  4/30/2027 512,240
1,580,000 1.125%,  2/29/2028 1,377,254
Total 16,211,930
Utilities (1.2%)
AEP Texas, Inc.
42,000 4.700%,  5/15/2032 40,272
AES Corporation
73,000 3.950%,  7/15/2030
e
66,142
Algonquin Power & Utilities
Corporation
45,000 4.750%,  1/18/2082
d
36,313
Alliant Energy Corporation,
Convertible
125,000 3.875%,  3/15/2026
e
124,437
Ameren Corporation
46,000 1.750%,  3/15/2028 39,895
American Electric Power
Company, Inc.
60,000 2.031%,  3/15/2024 58,563
38,000 2.300%,  3/1/2030 31,495
20,000 5.625%,  3/1/2033 20,362
American Water Capital
Corporation, Convertible
107,000 3.625%,  6/15/2026
e
108,499
Arizona Public Service Company
39,000 5.550%,  8/1/2033 39,088
Calpine Corporation
52,000 4.500%,  2/15/2028
e
47,730
CenterPoint Energy, Inc.
36,000 2.500%,  9/1/2024 34,667
57,000 1.450%,  6/1/2026 51,120
57,000 2.650%,  6/1/2031 47,399
CMS Energy Corporation,
Convertible
135,000 3.375%,  5/1/2028
e
134,325
Constellation Energy Generation,
LLC
40,000 5.800%,  3/1/2033 40,999
Dominion Energy, Inc.
32,000 3.071%,  8/15/2024 31,071
46,000 3.375%,  4/1/2030 41,035
DTE Energy Company
63,000 4.220%,  11/1/2024 61,787
36,000 4.875%,  6/1/2028 35,559
Duke Energy Corporation
49,000 3.250%,  1/15/2082
d
36,214
16,000 4.875%,  9/16/2024
d,i
15,554
96,000 2.450%,  6/1/2030 80,700
40,000 4.500%,  8/15/2032 37,722
Duke Energy Corporation,
Convertible
285,000 4.125%,  4/15/2026
e
280,582
Edison International
52,000 4.950%,  4/15/2025 51,214

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (41.9%) Value
Utilities (1.2%) - continued
$ 50,000 5.000%,  12/15/2026
d,i
$ 43,199
Enel Finance International NV
80,000 1.375%,  7/12/2026
e
71,086
Entergy Corporation
29,000 0.900%,  9/15/2025 26,265
38,000 1.900%,  6/15/2028 32,595
Evergy, Inc.
36,000 2.450%,  9/15/2024 34,638
Eversource Energy
91,000 4.600%,  7/1/2027 89,143
39,000 5.125%,  5/15/2033 38,446
Exelon Corporation
38,000 4.050%,  4/15/2030 35,526
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
e
92,126
FirstEnergy Corporation,
Convertible
194,000 4.000%,  5/1/2026
e
193,321
Florida Power & Light Company
38,000 4.400%,  5/15/2028 37,354
Georgia Power Company
25,000 4.950%,  5/17/2033 24,632
ITC Holdings Corporation
40,000 4.950%,  9/22/2027
e
39,546
Jersey Central Power & Light
Company
81,000 2.750%,  3/1/2032
e
66,811
National Rural Utilities Cooperative
Finance Corporation
70,000 3.450%,  6/15/2025 67,472
41,000 5.050%,  9/15/2028 41,018
NextEra Energy Capital Holdings,
Inc.
39,000 3.800%,  3/15/2082
d
33,060
39,000 6.051%,  3/1/2025 39,283
38,000 2.250%,  6/1/2030 31,574
NextEra Energy Operating
Partners, LP
115,000 3.875%,  10/15/2026
e
106,923
NextEra Energy Partners, LP,
Convertible
56,000 Zero Coupon,  6/15/2024
e
52,640
188,000 Zero Coupon,  11/15/2025
e
169,200
NiSource, Inc.
37,000 2.950%,  9/1/2029 32,895
NRG Energy, Inc.
48,000 2.000%,  12/2/2025
e
43,249
41,000 10.250%,  3/15/2028
d,e,i
39,733
24,000 3.375%,  2/15/2029
e
19,814
30,000 5.250%,  6/15/2029
e
27,074
NRG Energy, Inc., Convertible
236,000 2.750%,  6/1/2048 250,750
PG&E Corporation
58,000 5.000%,  7/1/2028 53,658
PPL Capital Funding, Inc.,
Convertible
174,000 2.875%,  3/15/2028
e
167,997
Public Service Enterprise Group,
Inc.
37,000 1.600%,  8/15/2030 29,201
Sempra
72,000 4.875%,  10/15/2025
d,i
68,040
56,000 3.400%,  2/1/2028 51,910
Principal
Amount Long-Term Fixed Income (41.9%) Value
Utilities (1.2%) - continued
Southern California Edison
Company
$ 19,000 5.950%,  11/1/2032 $ 19,932
Southern Company
41,000 4.475%,  8/1/2024 40,389
50,000 5.700%,  10/15/2032 51,575
29,000 4.000%,  1/15/2051
d
27,122
90,000 3.750%,  9/15/2051
d
77,635
Southern Company, Convertible
302,000 3.875%,  12/15/2025
e
303,057
Talen Energy Supply, LLC
54,000 8.625%,  6/1/2030
e
56,046
TerraForm Power Operating, LLC
120,000 5.000%,  1/31/2028
e
111,363
Vistra Operations Company, LLC
82,000 5.125%,  5/13/2025
e
80,046
129,000 5.000%,  7/31/2027
e
121,528
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 42,809
60,000 4.600%,  6/1/2032 56,760
Total 4,731,185
Total Long-Term Fixed Income
(cost $182,225,688) 173,352,945
Shares Common Stock ( 31.6% ) Value
Communications Services (2.3%)
4,780 Alphabet, Inc., Class A
l
634,402
25,864 Alphabet, Inc., Class C
l
3,442,757
22,136 Comcast Corporation 1,001,875
23,257 DISH Network Corporation
l
184,428
85 EchoStar Corporation
l
1,652
604 Emerald Holding, Inc.
l
2,990
340 Liberty Latin America, Ltd., Class
A
l
2,856
6,178 Meta Platforms, Inc.
l
1,968,311
1,317 Netflix, Inc.
l
578,123
18,874 QuinStreet, Inc.
l
167,601
416 Shutterstock, Inc. 21,403
13,987 Verizon Communications, Inc. 476,677
3,647 Walt Disney Company
l
324,182
21,646 Warner Brothers Discovery, Inc.
l
282,913
518 Windstream Services, LLC
l
4,921
3,979 Ziff Davis, Inc.
l
288,557
Total 9,383,648
Consumer Discretionary (3.3%)
19,466 Amazon.com, Inc.
l
2,602,215
5,175 Aptiv plc
l
566,611
1,970 Bloomin' Brands, Inc. 52,934
319 Booking Holdings, Inc.
l
947,685
1,325 Boot Barn Holdings, Inc.
l
124,417
159 Boyd Gaming Corporation 10,863
5,050 Cedar Fair, LP 196,698
216 Chipotle Mexican Grill, Inc.
l
423,852
9,455 Clarus Corporation 84,150
12,629 Cooper-Standard Holdings, Inc.
l
232,626
1,909 Crocs, Inc.
l
206,840
2,943 D.R. Horton, Inc. 373,820
1,469 Darden Restaurants, Inc. 248,143
1,416 Domino's Pizza, Inc. 561,784
11,358 Everi Holdings, Inc.
l
168,553
9,811 Ford Motor Company 129,603
4,832 General Motors Company 185,404

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.6%) Value
Consumer Discretionary (3.3%) - continued
1,123 Grand Canyon Education, Inc.
l
$ 121,902
1,515 Hilton Worldwide Holdings, Inc. 235,567
3,391 Home Depot, Inc. 1,132,051
3,193 Lowe's Companies, Inc. 748,024
613 Lululemon Athletica, Inc.
l
232,039
167 Marriott International, Inc./MD 33,702
1,118 McDonald's Corporation 327,798
728 Meritage Homes Corporation 108,436
93 NVR, Inc.
l
586,499
423 O'Reilly Automotive, Inc.
l
391,609
2,261 Papa John's International, Inc. 186,985
4,976 Skyline Champion Corporation
l
346,628
17,603 Sonos, Inc.
l
301,715
4,667 Sony Group Corporation ADR 436,831
10,370 Stoneridge, Inc.
l
211,963
4,764 Tesla, Inc.
l
1,274,037
28,123 ThredUp, Inc.
l
98,993
88 Ulta Beauty, Inc.
l
39,142
1,080 Under Armour, Inc., Class C
l
8,014
Total 13,938,133
Consumer Staples (1.8%)
4,799 Altria Group, Inc. 217,971
6,054 BJ's Wholesale Club Holdings,
Inc.
l
401,441
1,172 Casey's General Stores, Inc. 296,117
7,574 Coca-Cola Company 469,058
3,294 Colgate-Palmolive Company 251,200
30,103 Coty, Inc.
l
362,440
2,359 Hormel Foods Corporation 96,436
2,297 John B. Sanfilippo & Son, Inc. 250,166
1,887 Kimberly-Clark Corporation 243,612
4,149 Lamb Weston Holdings, Inc. 429,961
3,587 Mondelez International, Inc. 265,904
93 PepsiCo, Inc. 17,434
11,122 Philip Morris International, Inc. 1,109,086
5,621 Pilgrim's Pride Corporation
l
139,232
16,183 Primo Water Corporation 229,313
1,633 Procter & Gamble Company 255,238
5,815 Sysco Corporation 443,743
6,172 Turning Point Brands, Inc. 147,202
4,751 Tyson Foods, Inc. 264,726
5,428 US Foods Holding Corporation
l
231,938
8,098 Walmart, Inc. 1,294,546
Total 7,416,764
Energy (1.6%)
13,125 BP plc ADR 489,562
549 Cheniere Energy, Inc. 88,861
3,084 Chesapeake Energy Corporation 260,105
477 Chevron Corporation 78,066
6,073 ConocoPhillips 714,914
10,685 Devon Energy Corporation 576,990
18,103 Enterprise Products Partners, LP 479,911
187 EQT Corporation 7,888
6,656 Exxon Mobil Corporation 713,789
19,312 Halliburton Company 754,713
742 International Seaways, Inc. 31,824
4,866 Marathon Petroleum Corporation 647,275
23,580 NOV, Inc. 473,486
3,759 Permian Resources Corporation 43,943
4,101 Pioneer Natural Resources
Company 925,473
6,234 TechnipFMC plc
l
114,332
1,434 Valero Energy Corporation 184,857
Shares Common Stock (31.6%) Value
Energy (1.6%) - continued
837 Viper Energy Partners, LP $ 22,699
Total 6,608,688
Financials (4.7%)
1,708 Allstate Corporation 192,457
19,850 Ally Financial, Inc. 606,219
2,076 American Express Company 350,595
6,697 American International Group, Inc. 403,695
1,647 Ameriprise Financial, Inc. 573,897
6,667 Arch Capital Group, Ltd.
l
517,959
24,632 Bank of America Corporation 788,224
104 Bank of Marin Bancorp 2,182
5,285 Bank of N.T. Butterfield & Son, Ltd. 169,807
9,876 Bank of New York Mellon
Corporation 447,975
1,467 Berkshire Hathaway, Inc.
l
516,325
550 BlackRock TCP Capital
Corporation 6,644
201 BlackRock, Inc. 148,509
1,289 Blackstone Mortgage Trust, Inc. 29,634
204 Block, Inc.
l
16,428
12,364 Bridgewater Bancshares, Inc.
l
132,418
5,473 Byline Bancorp, Inc. 120,132
2,578 Capital One Financial Corporation 301,678
1,893 Carlyle Group, Inc. 67,485
642 Cboe Global Markets, Inc. 89,675
1,544 Central Pacific Financial
Corporation 28,163
4,520 Charles Schwab Corporation 298,772
1,910 Chubb, Ltd. 390,423
1,947 Citigroup, Inc. 92,794
1,261 Citizens Financial Group, Inc. 40,680
1,764 Columbia Banking System, Inc. 39,425
6,291 Comerica, Inc. 339,462
635 Community Trust Bancorp, Inc. 24,371
13 ConnectOne Bancorp, Inc. 266
436 Dime Community Bancshares, Inc. 9,766
2,347 Discover Financial Services 247,726
1,134 Ellington Residential Mortgage
REIT 8,255
639 Encore Capital Group, Inc.
l
34,186
890 FactSet Research Systems, Inc. 387,186
4,349 Federated Hermes, Inc. 147,127
205 Financial Institutions, Inc. 3,932
261 First Foundation, Inc. 1,908
144 First Mid-Illinois Bancshares, Inc. 4,408
991 Fiserv, Inc.
l
125,074
224 FS KKR Capital Corporation 4,540
3,016 Glacier Bancorp, Inc. 98,623
485 Golub Capital BDC, Inc. 6,756
499 Great Southern Bancorp, Inc. 27,610
1,711 Hanmi Financial Corporation 32,509
7,114 Heartland Financial USA, Inc. 244,295
435 Heritage Financial Corporation 8,161
529 Hometrust Bancshares, Inc. 12,860
2,595 Hope Bancorp, Inc. 28,182
2,808 Houlihan Lokey, Inc. 280,379
292 Independent Bank Corporation/MI 6,033
5,764 Intercontinental Exchange, Inc. 661,707
9,556 J.P. Morgan Chase & Company 1,509,466
1,094 Janus Henderson Group plc 32,109
2,140 Kinsale Capital Group, Inc. 797,428
2,339 Loews Corporation 146,538
2,628 M&T Bank Corporation 367,552

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.6%) Value
Financials (4.7%) - continued
244 Marsh & McLennan Companies,
Inc. $ 45,974
3,341 Mastercard, Inc. 1,317,289
5,581 MetLife, Inc. 351,436
233 Metropolitan Bank Holding
Corporation
l
10,553
3,023 MGIC Investment Corporation 50,605
1,070 MidWestOne Financial Group, Inc. 26,247
3,121 Morgan Stanley 285,759
62 Mr. Cooper Group, Inc.
l
3,594
3,832 Nasdaq, Inc. 193,478
2,649 New York Community Bancorp,
Inc. 36,742
402 NMI Holdings, Inc.
l
10,737
3,852 NU Holdings, Ltd./Cayman Islands
l
30,662
14,938 PayPal Holdings, Inc.
l
1,132,599
77 PNC Financial Services Group,
Inc. 10,541
429 Popular, Inc. 31,124
9,645 Radian Group, Inc. 259,740
5,994 Raymond James Financial, Inc. 659,760
2,716 RLI Corporation 362,342
3,763 Seacoast Banking Corporation of
Florida 92,984
187 TPG, Inc. 5,503
3,820 Triumph Financial, Inc.
l
270,876
188 Truist Financial Corporation 6,245
222 TrustCo Bank Corporation NY 6,747
238 U.S. Bancorp 9,444
245 Visa, Inc. 58,244
5,102 Voya Financial, Inc. 378,875
21,649 Wells Fargo & Company 999,318
11,242 Western Alliance Bancorp 584,022
3,854 Western Union Company 46,942
8,096 Zions Bancorp NA 309,672
Total 19,558,664
Health Care (4.1%)
3,179 Abbott Laboratories 353,918
1,516 Agilent Technologies, Inc. 184,603
7,438 Agiliti, Inc.
l
127,710
1,378 Align Technology, Inc.
l
520,732
1,507 Alkermes plc
l
44,125
1,380 Amgen, Inc. 323,127
3,057 AstraZeneca plc ADR 219,187
14,497 Avantor, Inc.
l
298,203
5,690 Baxter International, Inc. 257,359
1,255 Biogen, Inc.
l
339,088
111 Bio-Rad Laboratories, Inc.
l
44,995
2,562 Bio-Techne Corporation 213,671
187 Bristol-Myers Squibb Company 11,630
3,984 Centene Corporation
l
271,271
1,781 Cigna Group 525,573
3,237 CVS Health Corporation 241,772
2,519 Danaher Corporation 642,496
2,570 Dexcom, Inc.
l
320,119
3,690 Edwards Lifesciences Corporation
l
302,838
1,205 Elevance Health, Inc. 568,314
98 Eli Lilly & Company 44,546
5,836 Enovis Corporation
l
372,920
6,535 Gilead Sciences, Inc. 497,575
7,381 Halozyme Therapeutics, Inc.
l
317,088
1,313 HCA Healthcare, Inc. 358,200
1,136 Hologic, Inc.
l
90,221
922 Insulet Corporation
l
255,163
Shares Common Stock (31.6%) Value
Health Care (4.1%) - continued
1,356 Intuitive Surgical, Inc.
l
$ 439,886
6,509 Johnson & Johnson 1,090,453
3,049 Laboratory Corporation of America
Holdings 652,273
1,734 Lantheus Holdings, Inc.
l
149,974
26,411 Maravai LifeSciences Holdings,
Inc.
l
298,708
429 Medpace Holdings, Inc.
l
108,610
8,068 Medtronic plc 708,048
9,755 Merck & Company, Inc. 1,040,371
132 Moderna, Inc.
l
15,531
1,044 Molina Healthcare, Inc.
l
317,888
1,063 Novo Nordisk AS ADR 171,249
11,800 Pfizer, Inc. 425,508
4,610 Progyny, Inc.
l
192,514
980 QuidelOrtho Corporation
l
85,613
5,169 R1 RCM, Inc.
l
89,320
9,334 Revance Therapeutics, Inc.
l
220,562
4,730 Stevanato Group SPA 147,718
796 Thermo Fisher Scientific, Inc. 436,733
1,975 UnitedHealth Group, Inc. 1,000,081
277 Vertex Pharmaceuticals, Inc.
l
97,598
3,450 Viatris, Inc. 36,329
15,457 Viemed Healthcare, Inc.
l
130,612
754 Waters Corporation
l
208,262
3,041 Zimmer Biomet Holdings, Inc. 420,114
4,344 Zoetis, Inc. 817,063
Total 17,047,462
Industrials (4.2%)
930 3M Company 103,695
348 Acuity Brands, Inc. 57,503
3,627 Advanced Drainage Systems, Inc. 442,458
8,660 Air Lease Corporation 366,664
3,279 American Airlines Group, Inc.
l
54,923
1,689 AMETEK, Inc. 267,875
346 Armstrong World Industries, Inc. 26,767
3,818 ASGN, Inc.
l
291,390
981 Axon Enterprise, Inc.
l
182,397
13,369 Badger Infrastructure Solutions,
Ltd. 325,443
6,276 Barnes Group, Inc. 246,647
523 Builders FirstSource, Inc.
l
75,537
885 Carlisle Companies, Inc. 245,322
132 Caterpillar, Inc. 35,002
118 Chart Industries, Inc.
l
21,495
3,473 Cimpress plc
l
241,373
598 Cintas Corporation 300,220
24,348 CNH Industrial NV 349,637
1,966 Crane Company 184,195
18,574 CSX Corporation 618,886
785 Curtiss-Wright Corporation 150,218
493 Deere & Company 211,793
10,523 Delta Air Lines, Inc. 486,794
499 Eaton Corporation plc 102,455
1,295 Expeditors International of
Washington, Inc. 164,853
11,020 Fastenal Company 645,882
1,557 Ferguson plc 251,642
367 Flowserve Corporation 13,858
6,381 Fluor Corporation
l
197,683
4,964 Forward Air Corporation 589,922
2,114 General Dynamics Corporation 472,648
326 Gibraltar Industries, Inc.
l
21,082
84 Gorman-Rupp Company 2,663

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.6%) Value
Industrials (4.2%) - continued
4,788 Greenbrier Companies, Inc. $ 221,158
5,095 Helios Technologies, Inc. 322,004
1,391 Honeywell International, Inc. 270,035
7,869 Howmet Aerospace, Inc. 402,421
172 Hubbell, Inc. 53,664
18,444 Janus International Group, Inc.
l
210,630
4,397 Johnson Controls International plc 305,811
504 Kaman Corporation 11,537
2,008 L3Harris Technologies, Inc. 380,496
1,856 Lincoln Electric Holdings, Inc. 372,518
3,678 ManpowerGroup, Inc. 290,121
3,510 Maximus, Inc. 293,998
4,888 Miller Industries, Inc. 185,451
1,391 Moog, Inc. 146,667
804 Northrop Grumman Corporation 357,780
1,278 Old Dominion Freight Line, Inc. 536,108
1,251 Oshkosh Corporation 115,180
607 Owens Corning, Inc. 84,974
1,809 Parker-Hannifin Corporation 741,708
2,451 Pentair plc 170,344
1,574 Quanta Services, Inc. 317,350
3,717 RB Global, Inc. 239,672
7,679 Schneider National, Inc. 236,590
392 Simpson Manufacturing Company,
Inc. 61,936
3,008 Tennant Company 241,362
5,632 Timken Company 522,987
106 TriNet Group, Inc.
l
11,154
12,902 Uber Technologies, Inc.
l
638,133
1,056 Union Pacific Corporation 245,013
3,300 United Parcel Service, Inc. 617,529
1,998 United Rentals, Inc. 928,431
Total 17,281,684
Information Technology (6.5%)
1,665 Adobe, Inc.
l
909,373
3,667 Advanced Micro Devices, Inc.
l
419,505
1,772 Amphenol Corporation 156,485
822 ANSYS, Inc.
l
281,206
17,787 Apple, Inc. 3,494,256
3,544 Applied Materials, Inc. 537,235
906 Autodesk, Inc.
l
192,063
53 Broadcom, Inc. 47,628
322 Cadence Design Systems, Inc.
l
75,351
1,835 Calix, Inc.
l
82,777
8,016 Ciena Corporation
l
338,275
35,016 Cisco Systems, Inc. 1,822,233
5,762 Cohu, Inc.
l
251,511
2,091 Crane NXT Company 123,683
2,465 DocuSign, Inc.
l
132,666
18,208 Dropbox, Inc.
l
490,706
1,302 FormFactor, Inc.
l
48,382
3,605 Fortinet, Inc.
l
280,181
3,509 Gen Digital, Inc. 68,250
12,727 Gilat Satellite Networks, Ltd.
l
79,289
2,693 Guidewire Software, Inc.
l
228,420
679 Insight Enterprises, Inc.
l
99,603
250 InterDigital, Inc. 23,172
4,630 Juniper Networks, Inc. 128,714
373 KLA Corporation 191,703
13,652 Knowles Corporation
l
249,422
136 Lam Research Corporation 97,715
788 Littelfuse, Inc. 240,025
2,522 Microchip Technology, Inc. 236,917
16,262 Microsoft Corporation 5,462,731
Shares Common Stock (31.6%) Value
Information Technology (6.5%) - continued
1,405 NICE, Ltd. ADR
l
$ 306,079
5,298 NVIDIA Corporation 2,475,702
3,529 ON Semiconductor Corporation
l
380,250
3,016 Plexus Corporation
l
297,046
10,343 QUALCOMM, Inc. 1,367,034
205 Roper Industries, Inc. 101,075
4,147 Salesforce, Inc.
l
933,116
11,342 Samsung Electronics Company,
Ltd. 621,005
1,266 ServiceNow, Inc.
l
738,078
1,272 Splunk, Inc.
l
137,796
3,243 Sprout Social, Inc.
l
185,305
4,092 Texas Instruments, Inc. 736,560
4,082 Trimble, Inc.
l
219,612
34,448 TTM Technologies, Inc.
l
494,673
797 Tyler Technologies, Inc.
l
316,114
573 Universal Display Corporation 83,589
569 VeriSign, Inc.
l
120,031
450 Western Digital Corporation
l
19,152
4,304 Wolfspeed, Inc.
l
283,634
2,466 Workiva, Inc.
l
259,645
150 Zoom Video Communications, Inc.
l
11,003
Total 26,875,976
Materials (1.3%)
715 Allegheny Technologies, Inc.
l
34,091
12,281 Axalta Coating Systems, Ltd.
l
392,992
6,823 Ball Corporation 400,442
1,466 Berry Plastics Group, Inc. 96,126
2,902 Carpenter Technology Corporation 173,714
6,231 CF Industries Holdings, Inc. 511,440
110 Eagle Materials, Inc. 20,281
3,531 Eastman Chemical Company 302,183
4,871 Ingevity Corporation
l
311,841
16,797 Ivanhoe Mines, Ltd.
l
178,078
623 Linde plc 243,387
1,782 LyondellBasell Industries NV 176,168
4,496 Nucor Corporation 773,717
3,480 PPG Industries, Inc. 500,772
1,594 SSR Mining, Inc. 23,209
4,367 Steel Dynamics, Inc. 465,435
16,709 Tronox Holdings plc 222,063
1,636 United States Lime & Minerals, Inc. 336,378
823 Vulcan Materials Company 181,471
Total 5,343,788
Real Estate (0.9%)
3,721 Agree Realty Corporation 241,046
1,757 Alexandria Real Estate Equities,
Inc. 220,820
1,690 AvalonBay Communities, Inc. 318,818
1,460 Camden Property Trust 159,271
2,344 CBRE Group, Inc.
l
195,279
28,716 Cushman and Wakefield plc
l
282,278
1,759 Digital Realty Trust, Inc. 219,207
1,171 Equity Commonwealth 22,940
820 Equity Residential 54,071
140 Extra Space Storage, Inc. 19,540
24,809 Healthcare Realty Trust, Inc. 484,520
19,887 Host Hotels & Resorts, Inc. 365,921
10,352 Independence Realty Trust, Inc. 176,398
496 Kite Realty Group Trust 11,348
845 Mid-America Apartment
Communities, Inc. 126,463
6,782 National Storage Affiliates Trust 229,164

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.6%) Value
Real Estate (0.9%) - continued
987 Public Storage $ 278,087
2,476 SBA Communications Corporation 542,120
Total 3,947,291
Utilities (0.9%)
5,095 Alliant Energy Corporation 273,805
1,359 Black Hills Corporation 81,989
8,670 CenterPoint Energy, Inc. 260,880
5,429 Constellation Energy Corporation 524,713
3,544 Duke Energy Corporation 331,789
6,127 Entergy Corporation 629,243
2,428 Evergy, Inc. 145,607
13,353 NiSource, Inc. 371,748
1,594 NorthWestern Corporation 90,013
470 OGE Energy Corporation 16,991
3,299 Portland General Electric
Company 157,263
4,827 Public Service Enterprise Group,
Inc. 304,680
1,706 Sempra 254,228
2,192 Spire, Inc. 139,346
Total 3,582,295
Total Common Stock
(cost $96,923,184) 130,984,393
Shares
Registered Investment
Companies ( 13.5% ) Value
U.S. Affiliated  (12.7%)
2,906,012 Thrivent Core Emerging Markets
Debt Fund 22,666,896
2,955,443 Thrivent Core International Equity
Fund 29,879,531
Total 52,546,427
U.S. Unaffiliated  (0.8%)
22,816 Aberdeen Asia-Pacific Income
Fund, Inc. 62,744
8,400 AllianceBernstein Global High
Income Fund, Inc. 83,412
10,736 Allspring Income Opportunities
Fund 69,140
3,833 BlackRock Core Bond Trust 41,435
8,082 BlackRock Corporate High Yield
Fund, Inc. 73,384
7,585 BlackRock Credit Allocation
Income Trust 77,822
2,230 BlackRock Debt Strategies Fund,
Inc. 22,523
7,894 BlackRock Enhanced Global
Dividend Trust 80,756
1,950 BlackRock Enhanced International
Dividend Trust 10,764
400 BlackRock Floating Rate Income
Strategies Fund, Inc. 4,980
1,233 BlackRock Income Trust, Inc. 14,944
4,415 BlackRock Multi-Sector Income
Trust 66,004
6,163 Blackstone Strategic Credit 2027
Term Fund 68,656
7,137 Eaton Vance Limited Duration
Income Fund 67,801
600 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 4,842
Shares
Registered Investment
Companies (13.5%) Value
U.S. Unaffiliated  (0.8%)- continued
6,825 First Trust High Income Long/Short
Fund $ 78,692
2,061 Invesco Dynamic Credit
Opportunities Fund
m
21,598
7,000 Invesco Preferred ETF 79,940
5,450 iShares Preferred and Income
Securities ETF
h
170,149
17,475 Nuveen Credit Strategies Income
Fund 88,773
2,550 Nuveen Preferred Income
Opportunities Fund 16,830
3,625 Nuveen Quality Preferred Income
Fund II 23,780
7,347 PGIM Global High Yield Fund, Inc. 83,609
7,283 PGIM High Yield Bond Fund, Inc. 90,455
2,769 Pimco Dynamic Income Fund 52,805
11,302 SPDR Bloomberg High Yield Bond
ETF 1,048,260
2,224 SPDR S&P Biotech ETF
h
187,461
769 Tri-Continental Corporation 21,832
5,205 Vanguard Short-Term Corporate
Bond ETF
h
395,216
3,200 Virtus Convertible & Income Fund 11,360
5,042 Virtus Dividend, Interest &
Premium Strategy Fund 64,689
1,075 Virtus Equity & Convertible Income
Fund 23,499
10,871 Voya Global Equity Dividend &
Premium Opportunity Fund 56,638
17,028 Western Asset High Income
Opportunity Fund, Inc. 65,558
Total 3,330,351
Total Registered Investment
Companies (cost $59,089,632) 55,876,778
Shares Preferred Stock ( 0.7% ) Value
Communications Services (<0.1%)
7,175 AT&T, Inc., 4.750%
i
132,594
1,538 Paramount Global, Convertible,
5.750% 35,143
3,000 Telephone and Data Systems, Inc.,
6.000%
i
41,760
Total 209,497
Energy (<0.1%)
3,012 Crestwood Equity Partners, LP,
9.250%
i
27,952
1,450 Energy Transfer, LP, 7.600%
d,i
35,815
1,145 Nustar Logistics, LP, 12.304%
d
30,079
326 UGI Corporation, Convertible,
7.250% 21,819
Total 115,665
Financials (0.5%)
2,475 Aegon Funding Corporation II,
5.100% 52,519
5,200 Allstate Corporation, 5.100%
i
111,956
5,600 Bank of America Corporation,
4.250%
i
103,376
254 Bank of America Corporation,
Convertible, 7.250%
i
309,372
5,050 Capital One Financial Corporation,
5.000%
i
99,838

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (0.7%) Value
Financials (0.5%) - continued
2,875 Equitable Holdings, Inc., 5.250%
i
$ 59,771
140 First Horizon Bank, 6.393%
*,d,i
93,800
4,500 J.P. Morgan Chase & Company,
4.200%
i
88,875
3,350 J.P. Morgan Chase & Company,
4.750%
i
74,337
3,150 KeyCorp, 6.200%
d,i
67,694
2,600 Morgan Stanley, 4.250%
i
49,296
2,290 Morgan Stanley, 5.850%
d,i
54,868
2,800 Morgan Stanley, 7.125%
d,i
70,588
5,275 Public Storage, 4.125%
i
103,654
1,125 Public Storage, 4.625%
i
24,795
300 Public Storage, 4.700%
i
6,699
775 Regions Financial Corporation,
5.700%
d,i
16,856
725 Synovus Financial Corporation,
5.875%
d,i
15,298
2,225 Truist Financial Corporation,
4.750%
i
44,500
2,650 U.S. Bancorp, 4.000%
i
45,156
4,500 Wells Fargo & Company, 4.250%
i
78,480
296 Wells Fargo & Company,
Convertible, 7.500%
i
348,981
Total 1,920,709
Utilities (0.2%)
3,152 AES Corporation, Convertible,
6.875% 269,780
5,650 CMS Energy Corporation, 4.200%
i
105,598
4,604 NextEra Energy, Inc., Convertible,
6.926%
h
210,541
846 NiSource, Inc., Convertible,
7.750% 87,130
2,750 Southern Company, 4.950% 60,912
Total 733,961
Total Preferred Stock
(cost $3,459,397) 2,979,832
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
2,208,753 Thrivent Cash Management Trust 2,208,753
Total Collateral Held for
Securities Loaned
(cost $2,208,753) 2,208,753
Shares or
Principal
Amount Short-Term Investments ( 8.1% ) Value
Federal Home Loan Bank Discount
Notes
400,000 4.870%, 8/18/2023
n,o
399,044
1,100,000 5.090%, 9/13/2023
n,o
1,093,322
400,000 5.120%, 9/19/2023
n,o
397,234
100,000 5.250%, 9/22/2023
n,o
99,266
Federal National Mortgage
Association Discount Notes
800,000 4.860%, 9/18/2023
n,o
794,581
Thrivent Core Short-Term Reserve
Fund
3,063,304 5.550% 30,633,040
Shares or
Principal
Amount Short-Term Investments (8.1%) Value
U.S. Treasury Bills
100,000 5.083%, 8/3/2023
n,p
$ 99,971
Total Short-Term Investments
(cost $33,507,672) 33,516,458
Total Investments (cost
$401,324,063) 102.1% $422,842,173
Other Assets and Liabilities, Net
(2.1%) (8,540,497)
Total Net Assets 100.0% $414,301,676
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b All or a portion of the loan is unfunded.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes variable rate securities. The rate shown is as of
July 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2023, the value of these investments was $56,395,225 or 13.6% of
total net assets.
f Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2023.
g All or a portion of the security is insured or guaranteed.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Defaulted security.  Interest is not being accrued.
l Non-income producing security.
m Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Balanced
Income Plus Fund as of July 31, 2023 was $95,600 or
0.02% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of July 31, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 11/30/2018 $ 38,508
First Horizon Bank, 6.393%,
3/5/2019 6/21/2017 107,380
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Fund as of July 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 1,289,800
Common Stock 863,651
Total lending $2,153,451
Gross amount payable upon return of
collateral for securities loaned $2,208,753
Net amounts due to counterparty $55,302
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Balanced Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 940,207 – 940,207 –
Capital Goods 2,488,874 – 2,488,874 –
Communications Services 3,466,948 – 3,466,948 –
Consumer Cyclical 4,527,090 – 4,527,090 –
Consumer Non-Cyclical 3,489,486 – 3,489,486 –
Energy 555,203 – 555,203 –
Financials 1,859,621 – 1,859,621 –
Technology 4,969,825 – 4,969,825 –
Transportation 1,349,082 – 1,349,082 –
Utilities 276,678 – 276,678 –
Long-Term Fixed Income
Asset-Backed Securities 18,139,671 – 18,139,671 –
Basic Materials 2,550,572 – 2,550,572 –
Capital Goods 5,613,456 – 5,613,456 –
Collateralized Mortgage Obligations 14,258,529 – 14,258,529 –
Commercial Mortgage-Backed Securities 1,754,401 – 1,754,401 –
Communications Services 5,843,592 – 5,843,592 –
Consumer Cyclical 9,036,006 – 9,036,006 –
Consumer Non-Cyclical 8,164,316 – 8,164,316 –
Energy 6,486,353 – 6,486,353 –
Financials 20,933,483 – 20,933,483 –
Foreign Government 60,793 – 60,793 –
Mortgage-Backed Securities 51,099,321 – 51,099,321 –
Technology 6,343,637 – 6,343,637 –
Transportation 2,125,700 – 2,125,700 –
U.S. Government & Agencies 16,211,930 – 16,211,930 –
Utilities 4,731,185 – 4,731,185 –
Common Stock
Communications Services 9,383,648 9,378,727 4,921 –
Consumer Discretionary 13,938,133 13,938,133 – –
Consumer Staples 7,416,764 7,416,764 – –
Energy 6,608,688 6,608,688 – –
Financials 19,558,664 19,558,664 – –
Health Care 17,047,462 17,047,462 – –
Industrials 17,281,684 16,956,241 325,443 –
Information Technology 26,875,976 26,254,971 621,005 –
Materials 5,343,788 5,165,710 178,078 –
Real Estate 3,947,291 3,947,291 – –
Utilities 3,582,295 3,582,295 – –
Registered Investment Companies
U.S. Unaffiliated 3,330,351 3,308,753 – 21,598
Preferred Stock
Communications Services 209,497 209,497 – –
Energy 115,665 115,665 – –
Financials 1,920,709 1,826,909 93,800 –
Utilities 733,961 733,961 – –
Short-Term Investments 2,883,418 – 2,883,418 –
Subtotal Investments in Securities $337,453,953 $136,049,731 $201,382,624 $21,598
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 52,546,427
Affiliated Short-Term Investments 30,633,040
Collateral Held for Securities Loaned 2,208,753
Subtotal Other Investments $85,388,220
Total Investments at Value $422,842,173
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Balanced Income Plus Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 835,175 835,175 – –
Total Asset Derivatives $835,175 $835,175 $– $–
Liability Derivatives
Futures Contracts 1,625,759 1,625,759 – –
Credit Default Swaps 30,736 – 30,736 –
Total Liability Derivatives $1,656,495 $1,625,759 $30,736 $–
The following table presents Balanced Income Plus Fund's futures contracts held as of July 31, 2023. Investments and/or cash totaling $2,783,447 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 39 September 2023 $ 4,461,952 ( $ 117,108)
CBOT 2-Yr. U.S. Treasury Note 14 September 2023 2,836,843 5,595
CBOT 5-Yr. U.S. Treasury Note 29 September 2023 3,169,459 (71,670)
CBOT U.S. Long Bond 52 September 2023 6,612,679 (141,929)
CME E-mini S&P 500 Index 44 September 2023 9,553,169 598,731
CME Ultra Long Term U.S. Treasury Bond 99 September 2023 13,361,422 (271,766)
ICE mini MSCI EAFE Index 12 September 2023 1,282,669 40,811
ICE US mini MSCI Emerging Markets Index 78 September 2023 3,933,346 178,424
Total Futures Long Contracts $ 45,211,539 $ 221,088
CME E-mini Russell 2000 Index (95) September 2023 ( $ 9,032,242) ( $ 532,358)
CME E-mini S&P 500 Index (9) September 2023 (2,074,139) (2,386)
CME E-mini S&P Mid-Cap 400 Index (23) September 2023 (6,053,985) (255,835)
CME Euro Foreign Exchange Currency (29) September 2023 (3,926,778) (69,603)
Eurex Euro STOXX 50 Index (84) September 2023 (3,989,331) (163,104)
Ultra 10-Yr. U.S. Treasury Note (4) September 2023 (479,552) 11,614
Total Futures Short Contracts ( $ 25,556,027) ($1,011,672)
Total Futures Contracts $ 19,655,512 ($790,584)

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Balanced Income Plus Fund's swaps contracts held as of July 31, 2023. Investments totaling $99,971 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 40, 5 Year, at 5.00%, Quarterly Buy 6/20/2028 $ 915,000 $ – ( $ 30,736) ( $ 30,736)
Total Credit Default Swaps $– ($30,736) ($30,736)
1 As the buyer of protection, Balanced Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Balanced Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $21,791 $1,018 $2,350 $22,667 2,906 5.5%
Core International Equity 25,525 693 2,000 29,879 2,955 7.2
Total U.S. Affiliated Registered Investment
Companies 47,316 52,546 12.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% 43,215 124,327 136,909 30,633 3,063 7.4
Total Affiliated Short-Term Investments 43,215 30,633 7.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,227 80,958 86,976 2,209 2,209 0.5
Total Collateral Held for Securities Loaned 8,227 2,209 0.5
Total Value $98,758 $85,388
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 7/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($626) $2,834 $– $1,018
Core International Equity 2 5,659 – 694
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% 0 0 – 1,345
Total Income/Non Income Cash from Affiliated Investments $3,057
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 39
Total Affiliated Income from Securities Loaned, Net $39
Total ($624) $8,493 $–

Global Stock Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 75.4% ) Value
Communications Services (4.8%)
218,140 Alphabet, Inc., Class C
a
$ 29,036,615
7,235 AMC Networks, Inc.
a
91,306
347,843 Auto Trader Group plc
b
2,884,865
2,889 Bumble, Inc.
a
53,504
58 Cable One, Inc. 41,989
23,363 Cargurus, Inc.
a
529,406
20,705 Carsales.com, Ltd. 346,101
6,657 Cogeco Communications, Inc. 337,280
121,054 Comcast Corporation 5,478,904
2,752 CTS Eventim AG & Company
KGAA 187,814
46,420 Deutsche Telekom AG 1,012,018
5,232 EchoStar Corporation
a
101,658
566 Electronic Arts, Inc. 77,174
4,336 Emerald Holding, Inc.
a
21,463
2,803 Entravision Communications
Corporation 13,398
11,015 Frontier Communications Parent,
Inc.
a
200,583
17,642 iHeartMedia, Inc.
a
83,447
40,386 Imax Corporation
a
743,506
5,165 Interpublic Group of Companies,
Inc. 176,798
10,235 Ipsos SA 511,650
100,300 KDDI Corporation 2,952,000
880 Liberty Broadband Corporation,
Class C
a
78,434
11,732 Liberty Global plc, Class A
a
217,863
40,123 Liberty Global plc, Class C
a
792,831
6,415 Liberty Latin America, Ltd., Class
A
a
53,886
674 Liberty Latin America, Ltd., Class
C
a
5,608
3,927 Live Nation Entertainment, Inc.
a
344,594
94,876 Lumen Technologies, Inc. 169,828
2,933 Match Group, Inc.
a
136,414
48,370 Meta Platforms, Inc.
a
15,410,682
991,452 MFE-MediaForEurope NV 524,777
122,304 Moneysupermarket.com Group plc 430,695
13,553 Netflix, Inc.
a
5,949,360
2,644 New York Times Company 107,769
59,000 Nintendo Company, Ltd. 2,668,851
57,700 Nippon Television Holdings, Inc. 547,942
953 Omnicom Group, Inc. 80,643
1,254 Proximus SADP 9,614
20,140 Publicis Groupe SA 1,623,804
48,934 QuinStreet, Inc.
a
434,534
313 REA Group, Ltd. 33,182
54,282 Rightmove plc 397,724
15,031 Rogers Communications, Inc. 658,166
4,624 Scout24 SE
b
305,674
49,433 SEEK, Ltd. 828,998
994 Shutterstock, Inc. 51,141
57,800 SoftBank Group Corporation 2,939,849
1,334 TechTarget, Inc.
a
43,328
5,586 Telephone and Data Systems, Inc. 44,800
8,307 Trade Desk, Inc.
a
758,097
1,332 Tripadvisor, Inc.
a
24,842
56,000 TV Asahi Holdings Corporation 706,626
133,003 Verizon Communications, Inc. 4,532,742
252,705 Warner Brothers Discovery, Inc.
a
3,302,854
18,491 WPP plc 201,899
194 Yelp, Inc.
a
8,740
19,486 Ziff Davis, Inc.
a
1,413,125
1,963 ZipRecruiter, Inc.
a
36,355
Shares Common Stock (75.4%) Value
Communications Services (4.8%) - continued
48,769 ZoomInfo Technologies, Inc.
a
$ 1,247,023
Total 92,004,773
Consumer Discretionary (8.6%)
5,644 2U, Inc.
a
26,978
13,834 Amadeus IT Holding SA 992,402
140,873 Amazon.com, Inc.
a
18,831,903
1,073 American Axle & Manufacturing
Holdings, Inc.
a
10,140
52,358 Aptiv plc
a
5,732,677
141,683 Aristocrat Leisure, Ltd. 3,752,506
6,196 Autoliv, Inc. 625,362
110 AutoNation, Inc.
a
17,708
81,915 B&M European Value Retail SA 581,836
4,533 Bayerische Motoren Werke AG 552,802
1,630 Beazer Homes USA, Inc.
a
54,817
18,500 Benesse Holdings, Inc. 241,711
2,032 Best Buy Company, Inc. 168,758
3,496 Bloomin' Brands, Inc. 93,937
1,682 Booking Holdings, Inc.
a
4,996,886
6,914 Boot Barn Holdings, Inc.
a
649,225
4,006 BRP, Inc. 368,534
1,723 Brunswick Corporation 148,712
3,506 Buckle, Inc. 128,179
15,349 Cedar Fair, LP 597,844
20,734 Cheesecake Factory, Inc. 762,596
721 Chegg, Inc.
a
7,304
950 Chipotle Mexican Grill, Inc.
a
1,864,166
20,600 Chiyoda Company, Ltd. 145,382
53,956 Clarus Corporation 480,208
18,081 Compagnie Financiere Richemont
SA 2,911,636
57,639 Compass Group plc 1,499,633
4,960 Container Store Group, Inc.
a
18,154
19,656 Cooper-Standard Holdings, Inc.
a
362,064
1,899 Culp, Inc.
a
10,824
33,637 D.R. Horton, Inc. 4,272,572
14,096 Dana, Inc. 267,542
2,667 Darden Restaurants, Inc. 450,510
2,131 Deckers Outdoor Corporation
a
1,158,603
1,100 Denso Corporation 76,590
6,453 Designer Brands, Inc.
c
64,207
8,954 Domino's Pizza, Inc. 3,552,410
471 Dorman Products, Inc.
a
39,889
23,318 eBay, Inc. 1,037,884
64,219 Everi Holdings, Inc.
a
953,010
2,500 Fast Retailing Company, Ltd. 626,282
13,345 Ferrari NV 4,278,248
11,661 Five Below, Inc.
a
2,429,453
1,934 Flutter Entertainment plc
a
384,674
2,900 Food & Life Companies, Ltd. 57,063
8,514 Fox Factory Holding Corporation
a
952,717
12,872 Gap, Inc. 132,582
7,824 Gentex Corporation 262,730
21,749 Goodyear Tire & Rubber
Company
a
349,724
2,611 Green Brick Partners, Inc.
a
147,574
11,821 Harley-Davidson, Inc. 456,409
2,900 Heiwa Corporation 49,122
2,017 Hermes International 4,464,175
3,573 Hilton Grand Vacations, Inc.
a
166,144
3,749 Hilton Worldwide Holdings, Inc. 582,932
20,475 Home Depot, Inc. 6,835,374
51,000 Honda Motor Company, Ltd. 1,625,951
4,677 Hyatt Hotels Corporation 590,939

Global Stock Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.4%) Value
Consumer Discretionary (8.6%) - continued
5,700 Iida Group Holdings Company,
Ltd. $ 99,992
105,159 Industria de Diseno Textil SA 4,025,276
39,272 InterContinental Hotels Group plc 2,902,487
22,660 JB Hi-Fi, Ltd. 696,926
952 KB Home 51,379
1,637 La Francaise des Jeux SAEM
b
62,497
14,741 Laureate Education, Inc. 188,980
2,062 La-Z-Boy, Inc. 64,685
10,551 Lear Corporation 1,632,873
1,654 Lennar Corporation 209,777
542,201 Lottery Corporation, Ltd. 1,886,803
30,350 Lowe's Companies, Inc. 7,110,094
4,852 LVMH Moet Hennessy Louis
Vuitton SE 4,506,403
1,359 M/I Homes, Inc.
a
135,900
7,147 Macy's, Inc. 118,569
145 Malibu Boats, Inc.
a
8,693
1,778 MarineMax, Inc.
a
71,707
182 Marriott Vacations Worldwide
Corporation 23,389
69,300 Mazda Motor Corporation 687,490
7,500 McDonald's Holdings Company
(Japan), Ltd. 295,224
11,831 Mercedes-Benz Group AG 944,863
2,819 Meritage Homes Corporation 419,890
7,195 MGM Resorts International 365,290
429 Modine Manufacturing Company
a
16,113
7,119 Mohawk Industries, Inc.
a
757,034
24,498 Moncler SPA 1,768,118
10,295 Next plc 931,090
236,200 Nissan Motor Company, Ltd. 1,040,496
13,600 Nitori Holdings Company, Ltd. 1,665,356
11,244 Nordstrom, Inc.
c
259,849
193 NVR, Inc.
a
1,217,143
2,082 ODP Corporation
a
103,850
4,367 O'Reilly Automotive, Inc.
a
4,042,925
75,400 Oriental Land Company, Ltd. 2,891,856
35,300 Pan Pacific International Holdings
Company 697,938
3,916 Pandora AS 391,725
8,948 Papa John's International, Inc. 740,000
3,916 PENN Entertainment, Inc.
a
102,952
15,502 Planet Fitness, Inc.
a
1,047,005
3,657 Playa Hotels and Resorts NV
a
29,841
3,665 Polaris, Inc. 497,854
207 Pool Corporation 79,641
16,080 Porsche Automobil Holding SE 948,819
6,524 Premier Investments, Ltd. 97,272
2,184 PulteGroup, Inc. 184,308
11,516 PUMA SE 778,269
4,990 Ross Stores, Inc. 572,054
1,366 Royal Caribbean Cruises, Ltd.
a
149,044
100 Saizeriya Company, Ltd. 3,180
19,100 Sangetsu Company, Ltd. 350,633
5,005 SeaWorld Entertainment, Inc.
a
277,127
1,225 Six Flags Entertainment
Corporation
a
29,277
5,947 Skyline Champion Corporation
a
414,268
27,000 Sony Group Corporation 2,528,989
44,376 Sony Group Corporation ADR 4,153,594
159,782 Stellantis NV 3,278,403
27,746 Stoneridge, Inc.
a
567,128
13,918 Tapestry, Inc. 600,562
500 Taylor Morrison Home Corporation
a
24,210
32,562 Tesla, Inc.
a
8,708,056
Shares Common Stock (75.4%) Value
Consumer Discretionary (8.6%) - continued
2,090 Texas Roadhouse, Inc. $ 233,139
35,614 ThredUp, Inc.
a
125,361
353 TopBuild Corporation
a
96,697
389,200 Toyota Motor Corporation 6,543,916
9,353 Travel + Leisure Company 380,948
13 Ulta Beauty, Inc.
a
5,782
6,600 Universal Entertainment
Corporation 119,391
4,581 Upbound Group, Inc. 158,640
165 Vail Resorts, Inc. 38,856
737 Visteon Corporation
a
113,564
522 Volkswagen AG 83,424
14,441 Wendy's Company 310,337
3,597 Whitbread plc 161,581
2,766 Wingstop, Inc. 466,292
11,082 Wyndham Hotels & Resorts, Inc. 863,509
14,500 Zensho Holdings Company, Ltd. 772,651
37,800 ZOZO, Inc. 737,933
Total 162,567,381
Consumer Staples (4.3%)
5,600 Ain Holdings, Inc. 199,112
13,600 Arcs Company, Ltd. 237,300
32,634 BJ's Wholesale Club Holdings,
Inc.
a
2,163,961
808 Boston Beer Company, Inc.
a
300,124
1,835 British American Tobacco plc 61,708
1,020 Cal-Maine Foods, Inc. 47,114
4,644 Carlsberg AS 696,517
4,587 Casey's General Stores, Inc. 1,158,951
14,757 Celsius Holdings, Inc.
a
2,135,338
11,989 Coca-Cola European Partners plc 759,983
5,492 Coca-Cola HBC AG 161,591
108,379 Coles Group, Ltd. 1,325,324
286,220 Coty, Inc.
a
3,446,089
1,437 Darling Ingredients, Inc.
a
99,512
95,469 Diageo plc 4,166,489
5,218 Dollar Tree, Inc.
a
805,294
9,220 e.l.f. Beauty, Inc.
a
1,076,158
12,279 Flowers Foods, Inc. 303,414
29,088 ForFarmers NV 91,299
13,028 GrainCorp, Ltd. 70,915
793 Hain Celestial Group, Inc.
a
10,047
559 Heineken Holding NV 45,824
11,875 Heineken NV 1,162,348
262 Hershey Company 60,603
5,838 Hormel Foods Corporation 238,657
77,576 Imperial Brands plc 1,832,769
1,171 Ingredion, Inc. 130,285
3,299 J & J Snack Foods Corporation 528,896
114,900 Japan Tobacco, Inc. 2,549,586
14,755 Kesko Oyj 295,230
138,320 Koninklijke Ahold Delhaize NV 4,767,723
12,573 Kroger Company 611,551
35,560 Lamb Weston Holdings, Inc. 3,685,083
7,395 Lancaster Colony Corporation 1,424,499
9,795 Leroy Seafood Group ASA 40,751
11,057 Loblaw Companies, Ltd. 981,056
13,471 Metro, Inc./CN 725,012
6,400 Ministop Company, Ltd. 66,300
61,493 Nestle SA 7,534,074
2,600 Oisix ra daichi, Inc.
a
42,744
108,462 Philip Morris International, Inc. 10,815,831
4,013 Post Holdings, Inc.
a
342,309

Global Stock Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.4%) Value
Consumer Staples (4.3%) - continued
1,300 Rohto Pharmaceutical Company,
Ltd. $ 27,709
64 Seneca Foods Corporation
a
2,468
63,876 Sysco Corporation 4,874,378
149,588 Tesco plc 495,447
22,463 Turning Point Brands, Inc. 535,743
1,917 Tyson Foods, Inc. 106,815
42,090 Unilever plc 2,265,624
77,249 US Foods Holding Corporation
a
3,300,850
78,906 Walmart, Inc. 12,613,913
8,100 Yakult Honsha Company, Ltd. 449,435
Total 81,869,753
Energy (4.3%)
9,104 Antero Midstream Corporation 108,702
9,874 APA Corporation 399,798
623,673 BP plc 3,869,553
124,787 BP plc ADR 4,654,555
2,537 Cactus, Inc. 128,829
1,679 California Resources Corporation 89,575
557 Cheniere Energy, Inc. 90,156
870 Chord Energy Corporation 136,451
165 Civitas Resources, Inc. 12,352
6,951 Clean Energy Fuels Corporation
a
34,268
802 Comstock Resources, Inc. 10,225
58,344 ConocoPhillips 6,868,256
16,996 Crescent Point Energy Corporation 137,783
1,482 CVR Energy, Inc. 54,449
48,208 Devon Energy Corporation 2,603,232
19,412 Enbridge, Inc. 713,680
240,000 Eneos Holdings, Inc. 870,753
203,115 Enterprise Products Partners, LP 5,384,579
72,709 Equinor ASA 2,224,058
1,047 Evolution Petroleum Corporation 9,779
37,502 Exxon Mobil Corporation 4,021,714
8,992 Gibson Energy, Inc. 146,406
61 Gulfport Energy Corporation
a
6,249
151,207 Halliburton Company 5,909,170
8,988 Helmerich & Payne, Inc. 402,393
4,634 HF Sinclair Corporation 241,385
14,056 Imperial Oil, Ltd. 757,243
11,209 International Seaways, Inc. 480,754
12,264 Koninklijke Vopak NV 462,377
23,448 Liberty Energy, Inc. 386,189
3,993 Magnolia Oil & Gas Corporation 88,445
5,131 Marathon Oil Corporation 134,791
30,402 Marathon Petroleum Corporation 4,044,074
19,836 Matador Resources Company 1,103,477
14,244 MEG Energy Corporation
a
253,954
17,089 Noble Corporation plc
a
893,242
18,003 NOV, Inc. 361,500
26,235 OMV AG 1,181,999
1,036 ONEOK, Inc. 69,453
6,917 Ovintiv, Inc. 318,805
8,247 Par Pacific Holdings, Inc.
a
259,616
2,223 Patterson-UTI Energy, Inc. 35,212
5,588 PBF Energy, Inc. 265,095
8,451 Phillips 66 942,709
33,812 Pioneer Natural Resources
Company 7,630,354
29,910 ProPetro Holding Corporation
a
312,260
1,035 Range Resources Corporation 32,530
104,521 Repsol SA 1,595,773
22,148 RPC, Inc. 184,271
253,482 Shell plc 7,682,482
Shares Common Stock (75.4%) Value
Energy (4.3%) - continued
5,826 SM Energy Company $ 211,426
1,449 Solaris Oilfield Infrastructure, Inc. 15,838
5,386 Southwestern Energy Company
a
34,901
20,004 Talos Energy, Inc.
a
320,064
90,811 TC Energy Corporation 3,254,638
2,022 Technip Energies NV 46,086
147,629 TechnipFMC plc
a
2,707,516
75,768 Tenaris SA ADR 2,537,470
11,100 TORM plc 273,209
9,890 TotalEnergies SE 600,885
33,595 Tourmaline Oil Corporation 1,741,085
8,015 U.S. Silica Holdings, Inc.
a
104,275
11,655 Viper Energy Partners, LP 316,084
6,380 Williams Companies, Inc. 219,791
Total 80,988,223
Financials (12.5%)
11,980 3i Group plc 303,947
32,865 AB Industrivarden, Class A 933,266
39,625 AB Industrivarden, Class C 1,122,608
27,899 ABN AMRO Group NV
b
474,375
19,734 AGNC Investment Corporation 201,089
6,936 Allianz SE 1,657,707
28,010 Allstate Corporation 3,156,167
5,470 Amalgamated Financial
Corporation 109,181
1,291 Amerant Bancorp, Inc. 25,588
21,235 American Express Company 3,586,167
1,405 American Financial Group, Inc. 170,862
63,689 American International Group, Inc. 3,839,173
9,276 Ameriprise Financial, Inc. 3,232,222
693 Ameris Bancorp 30,249
8,293 Annaly Capital Management, Inc. 166,606
85 Apollo Global Management, Inc. 6,945
7,151 Arthur J. Gallagher & Company 1,536,035
2,475 Artisan Partners Asset
Management, Inc. 102,688
7,300 Associated Banc-Corp 138,335
690 Assurant, Inc. 92,812
2,683 Assured Guaranty, Ltd. 160,390
11,151 ASX, Ltd. 465,874
198 Atlantic Union Bankshares
Corporation 6,332
2,468 AURELIUS Equity Opportunities
SE & Company KGaA 32,075
109,561 Australia and New Zealand
Banking Group, Ltd. 1,900,793
268 Axos Financial, Inc.
a
12,596
7,628 Azimut Holding SPA 180,117
3,654 Baloise Holding AG 565,599
4,434 Banc of California, Inc. 63,007
7,761 Banca Farmafactoring SPA
b
87,602
71,610 Banca Mediolanum SPA 695,832
123,748 Banca Monte dei Paschi di Siena
SPA
a
357,373
22,258 Banca Popolare di Sondrio SPA 107,523
384,041 Banco Bilbao Vizcaya Argentaria
SA 3,044,068
591,427 Banco Santander SA 2,396,640
72,032 Bank Hapoalim BM 639,849
83,946 Bank Leumi Le-Israel BM 670,109
196,003 Bank of America Corporation 6,272,096
2,065 Bank of Hawaii Corporation 117,973
3,364 Bank of Marin Bancorp 70,577
15,634 Bank of Montreal 1,452,842

Global Stock Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.4%) Value
Financials (12.5%) - continued
107,991 Bank of New York Mellon
Corporation $ 4,898,472
39,267 Bank of Nova Scotia 1,977,271
1,692 Bank OZK 73,991
1,844 BankFinancial Corporation 16,541
4,141 BankUnited, Inc. 123,567
3,504 Banner Corporation 166,825
330,728 Barclays plc 656,269
4,058 BAWAG Group AG
b
197,696
594 BayCom Corporation 11,975
3,452 BCB Bancorp, Inc. 44,358
1,456 Berkshire Hills Bancorp, Inc. 33,211
295,500 BOC Hong Kong (Holdings), Ltd. 901,879
222 BOK Financial Corporation 19,776
3,479 Brighthouse Financial, Inc.
a
181,360
2,258 Brookline Bancorp, Inc. 24,115
2,337 Business First Bancshares, Inc. 47,792
787 Byline Bancorp, Inc. 17,275
2,526 Cadence Bank 63,276
220,786 CaixaBank SA 893,128
32,621 Canadian Imperial Bank of
Commerce 1,436,793
20,578 Canadian Western Bank 411,201
29,029 Capital One Financial Corporation 3,396,974
47,099 Carlyle Group, Inc. 1,679,079
338 Cathay General Bancorp 12,858
4,313 Cboe Global Markets, Inc. 602,440
7,078 Central Pacific Financial
Corporation 129,103
317 Central Valley Community Bancorp 5,421
42,978 Charles Schwab Corporation 2,840,846
18,145 Chubb, Ltd. 3,709,019
4,125 Citizens Financial Group, Inc. 133,073
2,940 CNB Financial Corporation 57,212
16,022 Columbia Banking System, Inc. 358,092
75,011 Comerica, Inc. 4,047,594
2,214 Commerce Bancshares, Inc. 117,741
93,165 Commerzbank AG 1,114,397
551 Community Bank System, Inc. 29,660
2,432 Community Trust Bancorp, Inc. 93,340
3,947 ConnectOne Bancorp, Inc. 80,795
128,447 Credit Agricole SA 1,594,725
1,143 CrossFirst Bankshares, Inc.
a
13,339
1,219 Cullen/Frost Bankers, Inc. 132,359
2,262 Customers Bancorp, Inc.
a
94,959
6,762 CVB Financial Corporation 127,599
37,152 Danske Bank AS 882,177
151,000 DBS Group Holdings, Ltd. 3,895,354
118,126 Deutsche Bank AG 1,309,449
10,293 Deutsche Boerse AG 1,972,164
6,575 Dime Community Bancshares, Inc. 147,280
23,222 Discover Financial Services 2,451,082
124,091 DNB Bank ASA 2,557,204
2,981 Eagle Bancorp, Inc. 82,574
3,935 East West Bancorp, Inc. 244,796
46,697 Eastern Bankshares, Inc. 659,362
2,706 Edenred 175,756
1,429 Employers Holdings, Inc. 55,202
2,685 Enova International, Inc.
a
147,917
1,313 Enterprise Financial Services
Corporation 53,833
24,898 Equitable Holdings, Inc. 714,324
1,412 Equity Bancshares, Inc. 38,350
311 Erie Indemnity Company 69,030
1,403 Euronet Worldwide, Inc.
a
123,282
Shares Common Stock (75.4%) Value
Financials (12.5%) - continued
20,226 Euronext NV
b
$ 1,539,483
5,558 F.N.B. Corporation 71,087
9,152 FactSet Research Systems, Inc. 3,981,486
16,362 Federated Hermes, Inc. 553,526
13,914 Fidelity National Information
Services, Inc. 840,127
3,543 Fifth Third Bancorp 103,101
3,099 Financial Institutions, Inc. 59,439
2,058 First Bancorp/Puerto Rico 30,561
96 First Citizens BancShares, Inc./NC 137,405
959 First Commonwealth Financial
Corporation 13,848
258 First Financial Bancorp 5,957
1,969 First Financial Bankshares, Inc. 64,170
1,859 First Financial Corporation 71,032
12,759 First Foundation, Inc. 93,268
797 First Hawaiian, Inc. 16,490
501 First Horizon Corporation 6,829
2,972 First International Bank of Israel,
Ltd. 125,634
1,776 First Internet Bancorp 40,031
759 First Interstate BancSystem, Inc. 21,806
1,362 First Merchants Corporation 43,747
4,288 First of Long Island Corporation 59,775
262 Five Star Bancorp 6,466
1,380 FleetCor Technologies, Inc.
a
343,496
4,842 Flushing Financial Corporation 76,407
979 Flywire Corporation
a
33,423
13,238 Fulton Financial Corporation 189,303
9,605 Genworth Financial, Inc.
a
56,285
2,865 Glacier Bancorp, Inc. 93,686
1,592 Global Life, Inc. 178,575
4,510 Global Payments, Inc. 497,228
1,028 Great Southern Bancorp, Inc. 56,879
2,204 Green Dot Corporation
a
43,088
16,597 Groupe Bruxelles Lambert SA 1,342,908
7,547 Hamilton Lane, Inc. 667,381
1,417 Hancock Whitney Corporation 62,362
26,700 Hang Seng Bank, Ltd. 408,125
7,368 Hanmi Financial Corporation 139,992
2,016 Hanover Insurance Group, Inc. 228,776
5,091 Hartford Financial Services Group,
Inc. 365,941
4,586 Heartland Financial USA, Inc. 157,483
13,965 Heritage Commerce Corporation 134,064
7,387 Heritage Financial Corporation 138,580
3,009 Home BancShares, Inc. 73,149
7,254 HomeStreet, Inc. 66,737
2,086 Hometrust Bancshares, Inc. 50,711
165,000 Hong Kong Exchanges & Clearing,
Ltd. 6,956,734
14,884 Hope Bancorp, Inc. 161,640
6,247 Horizon Bancorp, Inc. 77,400
8,547 Houlihan Lokey, Inc. 853,418
684,568 HSBC Holdings plc 5,686,313
193,186 Humm Group, Ltd. 58,393
6,562 Huntington Bancshares, Inc. 80,319
13,755 IG Group Holdings plc 124,986
1,870 Independent Bank Corporation 112,668
3,545 Independent Bank Corporation/MI 73,240
52,175 Insurance Australia Group, Ltd. 208,283
5,516 Intact Financial Corporation 814,903
56,878 Intercontinental Exchange, Inc. 6,529,594
406 International Bancshares
Corporation 20,154
1,043,865 Intesa Sanpaolo SPA 3,018,525

Global Stock Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.4%) Value
Financials (12.5%) - continued
8,599 Invesco Mortgage Capital, Inc. $ 103,274
17,897 Invesco, Ltd. 300,670
74,685 J.P. Morgan Chase & Company 11,797,243
776 Jack Henry & Associates, Inc. 130,034
17,948 Janus Henderson Group plc 526,774
123,200 Japan Post Holdings Company,
Ltd. 899,679
435 Julius Baer Group, Ltd. 30,810
3,219 Jyske Bank AS
a
243,500
17,704 KeyCorp 217,936
8,607 Kinsale Capital Group, Inc. 3,207,226
2,404 L E Lundbergforetagen AB 105,943
6,602 Lancashire Holdings, Ltd. 50,531
31,584 M&T Bank Corporation 4,417,338
438,914 Man Group plc 1,345,533
84,593 Manulife Financial Corporation 1,691,026
22,666 Mastercard, Inc. 8,936,751
846 Mercantile Bank Corporation 29,712
53,073 MetLife, Inc. 3,342,007
2,921 Metropolitan Bank Holding
Corporation
a
132,292
12,884 MFA Financial, Inc. 145,074
30,542 MGIC Investment Corporation 511,273
404 Mid Penn Bancorp, Inc. 9,494
5,469 Midland States Bancorp, Inc. 128,139
2,875 MidWestOne Financial Group, Inc. 70,524
329,600 Mitsubishi HC Capital, Inc. 2,180,426
255,700 Mitsubishi UFJ Financial Group,
Inc. 2,058,961
13,575 Mizrahi Tefahot Bank, Ltd. 490,124
45,800 Mizuho Financial Group, Inc. 777,014
29,657 Morgan Stanley 2,715,395
8,803 Mr. Cooper Group, Inc.
a
510,310
3,882 MSCI, Inc. 2,127,647
1,386 Muenchener Rueckversicherungs-
Gesellschaft AG 521,756
557 MVB Financial Corporation 14,254
4,727 Nasdaq, Inc. 238,666
4,515 National Bank of Canada 353,626
7,486 Navient Corporation 142,533
15,419 New York Community Bancorp,
Inc. 213,862
20,281 NMI Holdings, Inc.
a
541,706
219 Northrim BanCorp, Inc. 10,468
4,932 OceanFirst Financial Corporation 91,883
2,450 OFG Bancorp 82,051
4,517 Old National Bancorp 76,925
3,869 Old Republic International
Corporation 106,668
1,565 Old Second Bancorp, Inc. 25,024
10,619 OneMain Holdings, Inc. 482,952
2,830 Onex Corporation 173,815
38,000 ORIX Corporation 730,988
585 Pacific Premier Bancorp, Inc. 14,941
9,673 PacWest Bancorp 89,959
9,577 Paragon Banking Group plc 64,895
1,174 Partners Group Holding AG 1,317,973
133,987 PayPal Holdings, Inc.
a
10,158,894
1,150 PCB Bancorp 18,768
920 PennyMac Financial Services, Inc. 69,212
3,866 Perpetual, Ltd. 64,177
1,310 Pinnacle Financial Partners, Inc. 99,429
14,553 Plus500, Ltd. 281,270
4,320 Popular, Inc. 313,416
3,945 Premier Financial Corporation 85,449
348 PROG Holdings, Inc.
a
14,122
Shares Common Stock (75.4%) Value
Financials (12.5%) - continued
1,621 Prosperity Bancshares, Inc. $ 102,642
2,810 Prudential Financial, Inc. 271,137
8,954 Radian Group, Inc. 241,131
6,000 Raiffeisen Bank International AG 97,017
62,019 Raymond James Financial, Inc. 6,826,431
4,640 Regions Financial Corporation 94,517
64 Reinsurance Group of America,
Inc. 8,982
572 Ringkjoebing Landbobank AS 81,406
64,605 Rithm Capital Corporation 651,218
6,228 RLI Corporation 830,878
34,324 Royal Bank of Canada 3,402,856
764 S&T Bancorp, Inc. 24,127
3,683 Sandy Spring Bancorp, Inc. 90,123
227 Seacoast Banking Corporation of
Florida 5,609
8,542 SEI Investments Company 538,061
3,796 Selective Insurance Group, Inc. 391,709
2,443 Shore Bancshares, Inc. 29,072
713 Simmons First National
Corporation 14,395
37,700 Singapore Exchange, Ltd. 275,579
534 SmartFinancial, Inc. 13,414
514 South Plains Financial, Inc. 13,801
303 Southern First Bancshares, Inc.
a
9,145
1,332 SouthState Corporation 103,456
28,063 Standard Chartered plc 269,561
45,900 Sumitomo Mitsui Financial Group,
Inc. 2,150,492
44,300 Sumitomo Mitsui Trust Holdings,
Inc. 1,723,346
78,368 Sun Life Financial, Inc. 4,124,475
6,097 Svolder AB 34,527
7,301 Swedbank AB 133,913
4,896 Synchrony Financial 169,108
20,573 Synovus Financial Corporation 697,425
2,175 T. Rowe Price Group, Inc. 268,091
1,814 Territorial Bancorp, Inc. 21,469
9,501 Texas Capital Bancshares, Inc.
a
606,639
9,500 Tokio Marine Holdings, Inc. 218,452
44,465 Toronto-Dominion Bank 2,932,299
7,419 TPG, Inc. 218,341
12,015 Tradeweb Markets, Inc. 982,707
14,549 Triumph Financial, Inc.
a
1,031,670
2,420 TrustCo Bank Corporation NY 73,544
2,898 Trustmark Corporation 76,102
9,484 Two Harbors Investment
Corporation 127,180
964 UMB Financial Corporation 68,444
16,315 UniCredit SPA 413,102
19,498 Unipol Gruppo SPA 108,559
2,031 United Bankshares, Inc. 67,917
1,187 United Community Banks, Inc. 34,506
3,796 Univest Financial Corporation 74,022
21,204 Unum Group 1,030,726
6,678 Valley National Bancorp 68,516
5,286 Veritex Holdings, Inc. 113,702
14,273 Virtu Financial, Inc. 264,907
630 Vontobel Holding AG 42,442
10,953 Voya Financial, Inc. 813,370
2,770 W.R. Berkley Corporation 170,881
705 Walker & Dunlop, Inc. 64,141
3,712 Washington Federal, Inc. 115,220
132 Webster Financial Corporation 6,246
186,332 Wells Fargo & Company 8,601,085
695 Wendel SA 68,607

Global Stock Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.4%) Value
Financials (12.5%) - continued
1,204 Westamerica Bancorporation $ 59,225
25,284 Western Alliance Bancorp 1,313,504
57,635 Western Union Company 701,994
56,956 Westpac Banking Corporation 856,098
1,067 WEX, Inc.
a
202,036
165 Willis Towers Watson plc 34,869
10,004 Wintrust Financial Corporation 843,937
3,409 Worldline SA
a,b
135,131
371 WSFS Financial Corporation 16,231
8,726 Zions Bancorp NA 333,770
Total 238,629,815
Health Care (10.5%)
2,624 10X Genomics, Inc.
a
165,260
3,537 ACADIA Pharmaceuticals, Inc.
a
103,422
2,657 Adaptive Biotechnologies
Corporation
a
22,425
3,510 Agilent Technologies, Inc. 427,413
37,655 Agiliti, Inc.
a
646,536
2,792 Agios Pharmaceuticals, Inc.
a
74,044
6,174 Aldeyra Therapeutics, Inc.
a
50,102
19,712 Alkermes plc
a
577,167
201 Alnylam Pharmaceuticals, Inc.
a
39,275
699 AmerisourceBergen Corporation 130,643
14,146 Amgen, Inc. 3,312,286
4,262 Amicus Therapeutics, Inc.
a
58,048
907 AMN Healthcare Services, Inc.
a
97,185
3,261 Amphastar Pharmaceuticals, Inc.
a
197,910
1,861 Anika Therapeutics, Inc.
a
43,417
4,567 Apellis Pharmaceuticals, Inc.
a
117,600
3,760 Argenx SE ADR
a
1,896,845
4,261 Arrowhead Research Corporation
a
147,090
6,232 Ascendis Pharma AS ADR
a
561,815
43,900 Astellas Pharma, Inc. 641,921
49,708 AstraZeneca plc 7,141,866
29,065 AstraZeneca plc ADR 2,083,961
1,997 Avanos Medical, Inc.
a
48,867
204,876 Avantor, Inc.
a
4,214,299
10,517 Azenta, Inc.
a
494,089
47,675 Bausch Health Companies, Inc.
a
462,924
21,620 Baxter International, Inc. 977,873
42,042 Bayer AG 2,458,773
13,510 Biogen, Inc.
a
3,650,267
15,762 BioLife Solutions, Inc.
a
313,349
255 BioMarin Pharmaceutical, Inc.
a
22,422
1,271 BioMerieux 136,442
331 Bio-Rad Laboratories, Inc.
a
134,174
18,827 Bio-Techne Corporation 1,570,172
537 Blueprint Medicines Corporation
a
35,442
8,061 Cardinal Health, Inc. 737,340
1,167 Centene Corporation
a
79,461
2,223 Charles River Laboratories
International, Inc.
a
465,807
5,500 Chugai Pharmaceutical Company,
Ltd. 163,687
16,933 Cigna Group 4,996,928
3,313 Codexis, Inc.
a
11,927
4,914 Community Health Systems, Inc.
a
21,572
3,465 Cooper Companies, Inc. 1,355,716
721 CRISPR Therapeutics AG
a
41,335
31,084 CSL, Ltd. 5,598,735
30,778 CVS Health Corporation 2,298,809
25,000 Daiichi Sankyo Company, Ltd. 769,990
21,844 Danaher Corporation 5,571,531
6,740 Deciphera Pharmaceuticals, Inc.
a
91,125
Shares Common Stock (75.4%) Value
Health Care (10.5%) - continued
5,669 Dentsply Sirona, Inc. $ 235,377
38,293 Dexcom, Inc.
a
4,769,776
11,351 Dynavax Technologies
Corporation
a
158,801
13,571 Edwards Lifesciences Corporation
a
1,113,772
73,598 Elanco Animal Health, Inc.
a
888,328
11,451 Elevance Health, Inc. 5,400,635
1,070 Enanta Pharmaceuticals, Inc.
a
20,298
15,174 Enovis Corporation
a
969,619
1,914 Exact Sciences Corporation
a
186,692
33,293 Fresenius SE & Company KGaA 1,044,811
4,275 Galenica AG
b
344,052
1,314 Gerresheimer AG 155,636
62,122 Gilead Sciences, Inc. 4,729,969
4,413 Globus Medical, Inc.
a
265,972
109,719 GSK plc 1,953,129
15,519 Halozyme Therapeutics, Inc.
a
666,696
12,476 HCA Healthcare, Inc. 3,403,578
1,530 Hologic, Inc.
a
121,513
8,400 Hoya Corporation 978,259
161 IDEXX Laboratories, Inc.
a
89,312
11,653 Immunocore Holdings plc ADR
a
768,865
13,609 InMode, Ltd.
a
583,962
6,603 Inspire Medical Systems, Inc.
a
1,900,409
4,734 Insulet Corporation
a
1,310,135
13,859 Intuitive Surgical, Inc.
a
4,495,860
2,310 Jazz Pharmaceuticals, Inc.
a
301,270
31,214 Johnson & Johnson 5,229,281
1,073 Kiniksa Pharmaceuticals, Ltd.
a
20,215
3,551 Kura Oncology, Inc.
a
37,072
13,100 Kyowa Hakko Kirin Company, Ltd. 250,153
34,887 Laboratory Corporation of America
Holdings 7,463,376
10,719 Lantheus Holdings, Inc.
a
927,086
80 Ligand Pharmaceuticals, Inc.
a
5,354
2,961 LivaNova plc
a
173,070
2,128 LNA Sante 68,555
106,153 Maravai LifeSciences Holdings,
Inc.
a
1,200,590
370 Masimo Corporation
a
45,251
37 Medpace Holdings, Inc.
a
9,367
33,005 Medtronic plc 2,896,519
57,895 Merck & Company, Inc. 6,174,502
9,017 Merck KGaA 1,584,520
10,741 Molina Healthcare, Inc.
a
3,270,527
2,590 Myriad Genetics, Inc.
a
57,887
10,594 Natera, Inc.
a
479,061
2,544 National HealthCare Corporation 150,147
113,931 Novartis AG 11,928,259
78,104 Novo Nordisk AS 12,594,445
10,879 Novo Nordisk AS ADR 1,752,607
76,900 Olympus Corporation 1,254,772
4,400 Ono Pharmaceutical Company,
Ltd. 80,631
2,490 OraSure Technologies, Inc.
a
11,753
4,095 Orion Oyj 157,376
11,400 Otsuka Holdings Company, Ltd. 419,147
3,087 Pacira Pharmaceuticals, Inc.
a
112,212
3,316 Pediatrix Medical Group, Inc.
a
45,529
100,205 Pfizer, Inc. 3,613,392
18,801 Phreesia, Inc.
a
596,368
29,642 POINT Biopharma Global, Inc.
a,c
265,000
53,323 Progyny, Inc.
a
2,226,768
3,522 Qiagen NV
a
164,900
25,981 QIAGEN NV
a
1,219,074

Global Stock Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.4%) Value
Health Care (10.5%) - continued
53,251 R1 RCM, Inc.
a
$ 920,177
72,525 Recordati SPA 3,745,213
9,400 Repligen Corporation
a
1,612,664
16,736 Revance Therapeutics, Inc.
a
395,472
101 Roche Holding AG, Bearer Shares 33,489
7,387 Roche Holding AG, Participation
Certificates 2,290,350
2,427 Royalty Pharma PLC 76,159
47,329 Sanofi 5,049,297
3,326 Sarepta Therapeutics, Inc.
a
360,505
2,000 Sawai Group Holdings Company,
Ltd. 49,815
32,865 scPharmaceuticals, Inc.
a
277,052
2,338 Sensus Healthcare, Inc.
a
7,014
3,400 Shionogi & Company, Ltd. 142,487
4,232 ShockWave Medical, Inc.
a
1,102,859
2,265 Sonic Healthcare, Ltd. 53,517
700 Sysmex Corporation 47,401
73,800 Takeda Pharmaceutical Company,
Ltd. 2,256,424
2,467 Tecan Group AG 981,697
953 Teleflex, Inc. 239,365
19,900 Terumo Corporation 651,707
6,985 UCB SA 618,505
2,377 Ultragenyx Pharmaceutical, Inc.
a
102,496
2,713 uniQure NV
a
28,134
15,019 UnitedHealth Group, Inc. 7,605,171
4,076 Universal Health Services, Inc. 566,401
1,969 Vanda Pharmaceuticals, Inc.
a
11,381
6,493 Veeva Systems, Inc.
a
1,326,000
7,276 Veracyte, Inc.
a
199,726
11,720 Vericel Corporation
a
420,982
12,146 Vor BioPharma, Inc.
a
36,681
1,430 West Pharmaceutical Services,
Inc. 526,297
1,882 Zentalis Pharmaceuticals, Inc.
a
50,268
27,320 Zimmer Biomet Holdings, Inc. 3,774,258
30,600 Zoetis, Inc. 5,755,554
Total 199,915,297
Industrials (9.5%)
75 A.O. Smith Corporation 5,447
6,647 Aalberts NV 299,944
2,763 Acuity Brands, Inc. 456,558
10,470 Advanced Drainage Systems, Inc. 1,277,235
3,190 Aena SME SA
b
509,421
10,400 AGC, Inc. 375,790
9,985 AGCO Corporation 1,329,003
7,336 Air Lease Corporation 310,606
14,057 Alaska Air Group, Inc.
a
683,592
14,756 American Airlines Group, Inc.
a
247,163
632 American Woodmark Corporation
a
48,436
5,108 AMETEK, Inc. 810,129
514 Apogee Enterprises, Inc. 25,458
1,731 Armstrong World Industries, Inc. 133,910
19,680 ASGN, Inc.
a
1,501,978
126,753 Assa Abloy AB 3,047,509
604 Atkore International Group, Inc.
a
95,837
12,828 Atlas Copco AB, Class A 182,233
10,038 Atlas Copco AB, Class B 123,958
322,101 Aurizon Holdings, Ltd. 825,485
2,669 AZZ, Inc. 118,317
21,887 Badger Infrastructure Solutions,
Ltd. 532,797
22,209 BAE Systems plc 265,599
Shares Common Stock (75.4%) Value
Industrials (9.5%) - continued
17,746 Balfour Beatty plc $ 79,574
24,700 Barnes Group, Inc. 970,710
1,079 Beacon Roofing Supply, Inc.
a
92,438
6,240 Booz Allen Hamilton Holding
Corporation 755,539
56,229 Brambles, Ltd. 531,970
1,795 Brenntag AG 139,265
156 Bucher Industries AG 69,516
3,774 Builders FirstSource, Inc.
a
545,079
14,567 Bunzl plc 539,969
48,321 Canadian National Railway
Company 5,857,224
1,087 Cargotec Oyj 51,916
14,399 Carlisle Companies, Inc. 3,991,403
12,495 Chart Industries, Inc.
a
2,276,089
49,112 Cia de Distribucion Integral
Logista Holdings SA 1,366,551
232,500 CK Hutchison Holdings, Ltd. 1,433,904
231,451 CNH Industrial NV 3,323,636
182 Columbus McKinnon Corporation 7,706
50,066 Compagnie de Saint-Gobain 3,386,047
102,509 Computershare, Ltd. 1,728,841
11,000 COMSYS Holdings Corporation 219,875
12,539 Conduent Incorporated
a
43,385
18,737 Crane Company 1,755,470
1,387 CSW Industrials, Inc. 250,423
92,023 CSX Corporation 3,066,206
2,391 Curtiss-Wright Corporation 457,542
13,200 Dai Nippon Printing Company, Ltd. 375,223
7,100 Daikin Industries, Ltd. 1,435,611
372 Dampskibsselskabet Norden AS 18,635
1,365 Daseke, Inc.
a
10,620
100,045 Delta Air Lines, Inc. 4,628,082
88,152 Deutsche Lufthansa AG
a
889,128
22,724 DHL Group 1,168,547
2,666 Donaldson Company, Inc. 167,505
40 Dover Corporation 5,839
71,299 Driven Brands Holdings, Inc.
a
1,844,505
18,669 DSV AS 3,736,414
10,637 Eiffage SA 1,106,653
3,770 EMCOR Group, Inc. 810,701
2,640 Epiroc AB, Class A 52,709
9,248 Epiroc AB, Class B 157,115
298 Equifax, Inc. 60,816
9,639 ExlService Holdings, Inc.
a
1,358,617
2,394 Expeditors International of
Washington, Inc. 304,756
8,200 FANUC Corporation 250,858
72,004 Fastenal Company 4,220,154
2,968 Ferguson plc 479,688
17,100 Finning International, Inc. 588,998
38,681 First Advantage Corporation
a
580,215
28,777 Flowserve Corporation 1,086,620
959 Forrester Research, Inc.
a
30,563
4,524 Fortune Brands Innovations, Inc. 321,521
6,311 Forward Air Corporation 749,999
438 Gates Industrial Corporation plc
a
5,966
1,032 Genco Shipping & Trading, Ltd. 14,964
25,467 General Dynamics Corporation 5,693,912
2,033 Gibraltar Industries, Inc.
a
131,474
79 GMS, Inc.
a
5,821
207,371 GWA Group, Ltd. 273,707
922 Heidrick & Struggles International,
Inc. 25,143
8,265 Helios Technologies, Inc. 522,348

Global Stock Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.4%) Value
Industrials (9.5%) - continued
1,588 Herc Holdings, Inc. $ 212,522
5,072 Hillman Solutions Corporation
a
49,908
13,500 Hitachi, Ltd. 883,771
12,764 Honeywell International, Inc. 2,477,875
50,451 Howmet Aerospace, Inc. 2,580,064
756 Hubbell, Inc. 235,872
2,116 IDEX Corporation 477,814
1,248 IMCD NV 189,110
43,500 Inaba Denki Sangyo Company,
Ltd. 966,298
5,959 Indutrade AB 125,058
2,357 Interface, Inc. 23,028
8,600 ITOCHU Corporation 347,830
35,837 Janus International Group, Inc.
a
409,259
10,000 Jardine Matheson Holdings, Ltd. 493,800
5,983 JB Hunt Transport Services, Inc. 1,220,173
12,476 JetBlue Airways Corporation
a
96,939
41,805 Johnson Controls International plc 2,907,538
41,400 Kajima Corporation 654,222
31,000 Kawasaki Kisen Kaisha, Ltd.
c
934,794
4,085 Kennametal, Inc. 124,511
45,000 Kinden Corporation 620,624
3,069 KION Group AG 128,601
228 Knight-Swift Transportation
Holdings, Inc. 13,851
14,900 Komatsu, Ltd. 417,415
2,400 Kumagai Gumi Company, Ltd. 54,356
19,256 L3Harris Technologies, Inc. 3,648,819
34,866 Legrand SA 3,493,117
3,995 Lifco AB 80,547
8,635 Lincoln Electric Holdings, Inc. 1,733,131
2,100 Management Solutions Company,
Ltd. 60,205
4,500 Marubeni Corporation 79,673
4,524 Masterbrand, Inc.
a
55,871
1,590 Matson, Inc. 148,601
11,300 MEITEC Corporation 206,002
12,477 Middleby Corporation
a
1,894,632
6,100 MISUMI Group, Inc. 111,594
23,500 Mitsubishi Corporation 1,202,412
13,100 Mitsui & Company, Ltd. 511,294
2,322 MSC Industrial Direct Company,
Inc. 234,336
1,011 MYR Group, Inc.
a
144,128
178 National Presto Industries, Inc. 13,939
14,400 NGK Insulators, Ltd. 176,605
20,000 Nidec Corporation 1,194,500
29,400 Nippon Yusen Kabushiki Kaisha 715,189
20,100 Nitto Kogyo Corporation 514,296
8,261 Northrop Grumman Corporation 3,676,145
5,462 nVent Electric plc 288,831
2,997 Old Dominion Freight Line, Inc. 1,257,212
9,768 Oshkosh Corporation 899,340
7,777 Owens Corning, Inc. 1,088,702
10,244 PACCAR, Inc. 882,316
18,876 PageGroup plc 108,088
17,893 Parker-Hannifin Corporation 7,336,309
849 Paycom Software, Inc. 313,077
945 Paylocity Holding Corporation
a
214,373
15,389 Pentair plc 1,069,535
3,669 Prysmian SPA 146,303
21,073 RB Global, Inc. 1,358,787
54,000 Recruit Holdings Company, Ltd. 1,870,327
27,830 Redde Northgate plc 122,862
9,383 Regal Rexnord Corporation 1,465,437
Shares Common Stock (75.4%) Value
Industrials (9.5%) - continued
128,808 RELX plc $ 4,335,262
3,064 Republic Services, Inc. 463,001
2,428 Resideo Technologies, Inc.
a
45,452
15,993 Rexel SA 385,789
14,047 Russel Metals, Inc. 413,426
3,317 Saia, Inc.
a
1,403,555
726 Schindler Holding AG 168,332
8,208 Schindler Holding AG,
Participation Certificates 1,993,041
4,133 Schneider Electric SE 737,215
29,700 Secom Company, Ltd. 1,993,015
23,800 Seino Holdings Company, Ltd. 374,577
25,067 Sensata Technologies Holding plc 1,059,081
15,369 Siemens AG 2,619,539
3,647 Simpson Manufacturing Company,
Inc. 576,226
5,579 SkyWest, Inc.
a
245,420
2,600 SMC Corporation 1,358,664
237 Snap-On, Inc. 64,568
12,300 Sohgo Security Services
Company, Ltd. 75,202
36,930 Southwest Airlines Company 1,261,529
5,646 Spirax-Sarco Engineering plc 806,361
4,100 Standex International Corporation 609,137
681 Sterling Construction Company,
Inc.
a
40,853
12,900 Sumitomo Corporation 276,742
3,100 Taikisha, Ltd. 92,303
3,200 Takara Standard Company, Ltd. 41,925
1,511 Teleperformance SA 219,155
3,594 Terex Corporation 210,716
5,616 Textron, Inc. 436,756
14,963 Thales SA 2,238,324
4,797 Thomson Reuters Corporation 647,530
10,192 Timken Company 946,429
2,015 Titan International, Inc.
a
25,167
1,874 Titan Machinery, Inc.
a
59,818
30,300 Toppan, Inc. 713,217
14,023 Toromont Industries, Ltd. 1,194,770
2,859 Trane Technologies plc 570,199
17,253 TransUnion 1,374,892
2,216 Trelleborg AB 58,996
3,166 Trex Company, Inc.
a
218,897
17,800 Tsubakimoto Chain Company 474,583
118,939 Uber Technologies, Inc.
a
5,882,723
41 UniFirst Corporation/MA 6,654
31,376 United Parcel Service, Inc. 5,871,391
4,738 United Rentals, Inc. 2,201,654
482 Valmont Industries, Inc. 127,609
16,236 Volvo AB, Class B 358,144
3,994 Wabash National Corporation 94,578
33,492 WillScot Mobile Mini Holdings
Corporation
a
1,605,941
9,100 Yuasa Trading Company, Ltd. 291,484
Total 181,491,720
Information Technology (12.5%)
10,198 8x8, Inc.
a
48,339
10,567 Adobe, Inc.
a
5,771,378
37,688 Advanced Micro Devices, Inc.
a
4,311,507
11,400 Advantest Corporation 1,576,733
1,764 Alarm.com Holdings, Inc.
a
97,390
1,296 Alpha and Omega Semiconductor,
Ltd.
a
42,612
4,447 Alteryx, Inc.
a
184,373

Global Stock Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.4%) Value
Information Technology (12.5%) - continued
629 American Software, Inc. $ 7,252
4,009 Amkor Technology, Inc. 116,622
20,303 Amphenol Corporation 1,792,958
71,581 Apple, Inc. 14,062,087
21,047 Applied Materials, Inc. 3,190,515
6,409 Arista Networks, Inc.
a
993,972
7,403 Arrow Electronics, Inc.
a
1,055,224
2,479 ASM International NV 1,177,729
13,694 ASML Holding NV 9,808,632
9,100 ASMPT, Ltd. 88,762
7,352 BILL Holdings, Inc.
a
921,500
43,231 Calix, Inc.
a
1,950,150
693 CDW Corporation 129,640
27,966 CGI, Inc.
a
2,841,879
2,283 Ciena Corporation
a
96,343
251,187 Cisco Systems, Inc. 13,071,771
33,259 Cognex Corporation 1,816,607
217 Cognizant Technology Solutions
Corporation 14,329
12,369 CommScope Holding Company,
Inc.
a
55,660
8,776 CommVault Systems, Inc.
a
683,914
1,441 Corning, Inc. 48,908
24,565 Crane NXT Company 1,453,020
41,510 Dassault Systemes SE 1,774,090
2,797 Datadog, Inc.
a
326,466
10,146 Descartes Systems Group, Inc.
a
790,069
3,461 DocuSign, Inc.
a
186,271
5,987 Dolby Laboratories, Inc. 530,508
19,097 Dropbox, Inc.
a
514,664
962 Elastic NV
a
63,925
9,906 Entegris, Inc. 1,086,787
3,758 EPAM Systems, Inc.
a
889,932
47 Fair Isaac Corporation
a
39,385
24,816 Five9, Inc.
a
2,177,604
32,234 Flex, Ltd.
a
881,922
37,065 Fortinet, Inc.
a
2,880,692
13,600 Fuji Soft, Inc. 453,130
18,600 FUJIFILM Holdings NPV 1,080,022
11,700 Fujitsu, Ltd. 1,515,031
93 GoDaddy, Inc.
a
7,169
45,463 Grid Dynamics Holdings, Inc.
a
473,724
22,212 Guidewire Software, Inc.
a
1,884,022
26,375 Hackett Group, Inc. 613,219
101,902 Halma plc 2,926,415
1,400 Hamamatsu Photonics KK 67,454
20,829 Hewlett Packard Enterprise
Company 362,008
14,217 Hexagon AB 137,845
194 HP, Inc. 6,369
2,017 HubSpot, Inc.
a
1,170,969
58,102 Infineon Technologies AG 2,552,752
2,339 IPG Photonics Corporation
a
307,462
7,243 IRESS, Ltd. 50,634
38,400 ITOCHU Techno-Solutions
Corporation 973,215
4,243 Jabil, Inc. 469,573
31,740 Juniper Networks, Inc. 882,372
6,400 Keyence Corporation 2,871,950
4,025 Keysight Technologies, Inc.
a
648,347
22,562 Knowles Corporation
a
412,208
1,502 Lam Research Corporation 1,079,172
24,771 Lattice Semiconductor
Corporation
a
2,252,675
1,383 Littelfuse, Inc. 421,262
Shares Common Stock (75.4%) Value
Information Technology (12.5%) - continued
5,275 LiveRamp Holding, Inc.
a
$ 150,548
2,064 Marvell Technology, Inc. 134,428
354 MaxLinear, Inc.
a
8,733
659 Microchip Technology, Inc. 61,906
109,224 Microsoft Corporation 36,690,526
7,816 MKS Instruments, Inc. 853,273
3,119 Monolithic Power Systems, Inc. 1,745,049
355 Motorola Solutions, Inc. 101,754
23,300 Murata Manufacturing Company,
Ltd. 1,384,060
3,061 NCR Corporation
a
82,280
787 Nemetschek SE 57,269
3,160 NICE, Ltd.
a
687,839
27,900 Nomura Research Institute, Ltd. 792,776
907 Nova, Ltd.
a
112,744
7,538 Nova, Ltd.
a,c
934,260
119,400 NTT Data Group Corporation 1,660,997
37,725 NVIDIA Corporation 17,628,515
3,423 ON Semiconductor Corporation
a
368,828
3,800 Oracle Corporation Japan 266,375
200 OSI Systems, Inc.
a
23,846
3,864 PagerDuty, Inc.
a
100,155
9,007 Palo Alto Networks, Inc.
a
2,251,390
14,936 PTC, Inc.
a
2,177,818
6,348 Q2 Holdings, Inc.
a
225,164
1,936 Qorvo, Inc.
a
212,999
89,358 QUALCOMM, Inc. 11,810,447
709 Qualys, Inc.
a
98,409
4,874 Rackspace Technology, Inc.
a
11,308
7,100 Rakus Company, Ltd. 120,526
21,600 Renesas Electronics Corporation
a
416,747
982 Reply SPA 106,388
2,674 RingCentral, Inc.
a
110,597
500 Rohm Company, Ltd. 46,854
2,000 Ryoyo Electro Corporation 49,674
62,316 Sage Group plc 749,574
27,436 Salesforce, Inc.
a
6,173,374
107,862 Samsung Electronics Company,
Ltd. 5,905,732
676 Sanmina Corporation
a
41,547
21,424 SAP SE 2,922,496
12,991 ServiceNow, Inc.
a
7,573,753
28,352 Shopify, Inc.
a
1,916,028
4,512 Skyworks Solutions, Inc. 516,037
744 Sopra Group SA 161,772
1,846 Splunk, Inc.
a
199,977
2,039 Sprinklr, Inc.
a
28,628
45,905 Sprout Social, Inc.
a
2,623,012
63,483 STMicroelectronics NV 3,395,491
4,414 Synopsys, Inc.
a
1,994,245
8,452 Technology One, Ltd. 89,550
487 Teledyne Technologies, Inc.
a
187,266
26,141 Telefonaktiebolaget LM Ericsson 131,502
5,004 Temenos AG 430,358
3,956 Teradata Corporation
a
224,899
127 Teradyne, Inc. 14,343
20,065 Texas Instruments, Inc. 3,611,700
21,100 TIS, Inc. 535,176
18,700 Tokyo Electron, Ltd. 2,806,628
49,912 TTM Technologies, Inc.
a
716,736
12,323 Tyler Technologies, Inc.
a
4,887,671
7,669 Unisys Corporation
a
41,719
4,080 Universal Display Corporation 595,190
5,187 Upland Software, Inc.
a
20,489
20,813 Varonis Systems, Inc.
a
597,333

Global Stock Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.4%) Value
Information Technology (12.5%) - continued
2,511 Verint Systems, Inc.
a
$ 93,836
2,790 VeriSign, Inc.
a
588,551
8,709 Viavi Solutions, Inc.
a
94,667
9,338 Vishay Intertechnology, Inc. 262,865
10,142 Vontier Corporation 313,692
11,239 Western Digital Corporation
a
478,332
13,100 Wolfspeed, Inc.
a
863,290
10,740 Workiva, Inc.
a
1,130,815
1,690 Xero, Ltd.
a
138,920
1,781 Xerox Holdings Corporation 28,460
7,541 Yext, Inc.
a
73,299
149 Zebra Technologies Corporation
a
45,886
3,023 Zoom Video Communications,
Inc.
a
221,737
Total 238,082,178
Materials (4.1%)
96,152 Acerinox SA 1,012,236
21,433 Air Liquide SA 3,853,542
1,039 Albemarle Corporation 220,559
17,920 Alcoa Corporation 648,525
6,340 AptarGroup, Inc. 770,056
29,976 ArcelorMittal SA 866,963
590 Aurubis AG 55,538
1,546 Avery Dennison Corporation 284,479
133,558 Axalta Coating Systems, Ltd.
a
4,273,856
239,415 Barrick Gold Corporation 4,135,952
6,703 BASF SE 359,356
15,646 Berry Plastics Group, Inc. 1,025,908
176,432 BHP Group, Ltd. 5,490,893
103,360 BlueScope Steel, Ltd. 1,524,256
3,636 Buzzi SPA 103,328
14,186 Celanese Corporation 1,778,783
61,327 CF Industries Holdings, Inc. 5,033,720
17,401 Cleveland-Cliffs, Inc.
a
307,128
6,352 Commercial Metals Company 363,461
3,410 Eagle Materials, Inc. 628,702
34,112 Eastman Chemical Company 2,919,305
44,184 Evraz plc
a,d
6
81,552 Fortescue Metals Group, Ltd. 1,198,874
163,573 Glencore plc 994,760
106,503 Granges AB 1,087,811
147 Hawkins, Inc. 6,872
7,782 Heidelberg Materials AG 630,718
55,744 Hexpol AB 604,739
19,592 Holcim, Ltd. 1,365,503
7,416 Huntsman Corporation 220,774
1,122 Ingevity Corporation
a
71,830
3,459 Innospec, Inc. 370,597
170 Israel Corporation, Ltd. 53,007
1,295 Kaiser Aluminum Corporation 105,154
42,100 Kyoei Steel, Ltd. 633,655
3,400 Lintec Corporation 56,113
3,860 LSB Industries, Inc.
a
43,116
493 LyondellBasell Industries NV 48,738
2,627 Martin Marietta Materials, Inc. 1,172,850
2,506 Mercer International, Inc. 22,303
1,050 Myers Industries, Inc. 20,591
7,619 Newmont Corporation 327,008
60,100 Nippon Steel Corporation 1,373,668
14,925 Norsk Hydro ASA 97,750
44,818 Nucor Corporation 7,712,730
2,475 Nutrien, Ltd. 170,503
4,985 O-I Glass, Inc.
a
114,456
2,764 Orion SA 60,587
Shares Common Stock (75.4%) Value
Materials (4.1%) - continued
1,043 PPG Industries, Inc. $ 150,088
91,171 Ranpak Holdings Corporation
a
584,406
597 Reliance Steel & Aluminum
Company 174,837
68,981 Rio Tinto plc 4,559,496
47,755 Rio Tinto, Ltd. 3,781,470
14,742 RPM International, Inc. 1,522,996
1,925 Ryerson Holding Corporation 81,793
2,641 Schnitzer Steel Industries, Inc. 95,631
38,800 Shin-Etsu Chemical Company, Ltd. 1,278,260
8,061 Sika AG 2,508,887
9,362 Solvay SA 1,124,366
238,820 SSAB AB, Class A 1,515,420
109,475 SSAB AB, Class B 669,763
3,861 Steel Dynamics, Inc. 411,505
987 Stora Enso Oyj 12,100
14,738 Summit Materials, Inc.
a
533,221
6,544 SunCoke Energy, Inc. 58,111
16,300 Taiyo Holdings Company, Ltd. 305,046
2,435 TimkenSteel Corporation
a
56,736
36,500 Toagosei Company, Ltd. 346,185
899 TriMas Corporation 23,158
1,300 Trinseo plc 22,906
36,151 Tronox Holdings plc 480,447
21,986 United States Steel Corporation 560,643
937 Vidrala SA 95,398
2,635 Vulcan Materials Company 581,018
9,124 WestRock Company 303,738
59,154 Yara International ASA 2,415,968
Total 78,474,852
Real Estate (2.2%)
22,338 Agree Realty Corporation 1,447,056
10,537 Apartment Income REIT
Corporation 363,948
185,123 Aroundtown SA
a
287,611
15,227 AvalonBay Communities, Inc. 2,872,574
4,373 Azrieli Group, Ltd. 248,845
3,452 Camden Property Trust 376,579
2,293 CareTrust REIT, Inc. 47,671
38,542 CBRE Group, Inc.
a
3,210,934
1,679 Centerspace 104,316
4,291 Chatham Lodging Trust 41,194
24,941 CubeSmart 1,081,442
5,300 Daito Trust Construction Company,
Ltd. 570,113
76,400 Daiwa House Industry Company,
Ltd. 2,076,470
5,607 DigitalBridge Group, Inc. 89,824
15,000 Dream Industrial REIT 161,415
790 EastGroup Properties, Inc. 139,972
5,811 Elme Communities 94,429
10,372 EPR Properties 463,006
34,687 Equity Commonwealth 679,518
10,009 Equity Residential 659,993
6,052 Essential Properties Realty Trust,
Inc. 148,577
1,170 Essex Property Trust, Inc. 284,954
4,783 Extra Space Storage, Inc. 667,563
14,500 Fastighets AB Balder
a
67,664
8,314 First Industrial Realty Trust, Inc. 429,834
4,012 FirstService Corporation 628,400
12,089 Four Corners Property Trust, Inc. 317,941
2,645 Getty Realty Corporation 85,486
109,000 Hang Lung Properties, Ltd. 170,100

Global Stock Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.4%) Value
Real Estate (2.2%) - continued
218,534 Healthcare Realty Trust, Inc. $ 4,267,969
43,000 Henderson Land Development
Company, Ltd. 132,920
236,275 Host Hotels & Resorts, Inc. 4,347,460
1,800 Howard Hughes Corporation
a
151,974
30,000 Hysan Development Company,
Ltd. 70,889
8,902 InterRent REIT 86,478
2,890 Kennedy-Wilson Holdings, Inc. 47,685
32,373 Kimco Realty Corporation 655,877
3,608 LEG Immobilien AG
a
255,096
1,088 LTC Properties, Inc. 36,513
24,257 LXP Industrial Trust 244,268
4,128 Mid-America Apartment
Communities, Inc. 617,797
8,279 National Storage Affiliates Trust 279,747
11,736 NetSTREIT Corporation 209,957
13,475 NNN REIT, Inc. 575,113
6,514 Nyfosa AB 41,324
10,946 Pebblebrook Hotel Trust 169,116
14,660 PSP Swiss Property AG 1,727,536
4,833 Realty Income Corporation 294,668
9,891 Regency Centers Corporation 648,157
19,362 Rexford Industrial Realty, Inc. 1,066,653
1,016 RMR Group, Inc. 23,957
128,000 Road King Infrastructure, Ltd.
a
48,377
14,352 Sabra Health Care REIT, Inc. 186,432
18,684 SBA Communications Corporation 4,090,862
26,232 Service Properties Trust 222,710
29,000 Sun Hung Kai Properties, Ltd. 364,142
49,000 Swire Pacific, Ltd. 409,603
2,087 Terreno Realty Corporation 123,843
21,565 UDR, Inc. 881,577
60,892 Vonovia SE 1,418,790
2,959 Welltower, Inc. 243,082
45,581 Wing Tai Holdings, Ltd. 49,012
5,250 Zillow Group, Inc.
a
279,405
Total 42,086,418
Utilities (2.1%)
114,340 A2A SPA 218,157
2,863 AES Corporation 61,927
7,676 Alliant Energy Corporation 412,508
32,771 APA Group 220,455
2,183 Artesian Resources Corporation 99,458
17,074 ATCO, Ltd. 487,366
1,144 Avista Corporation 44,204
5,361 Black Hills Corporation 323,429
7,180 Boralex, Inc. 185,782
29,695 Canadian Utilities, Ltd. 739,532
5,126 Capital Power Corporation 159,924
13,500 Chugoku Electric Power Company,
Inc.
a
93,683
50,000 CK Infrastructure Holdings, Ltd. 264,967
347 Clearway Energy, Inc. 8,561
3,036 Consolidated Water Company,
Ltd.
c
59,384
59,920 Constellation Energy Corporation 5,791,268
51,190 Contact Energy, Ltd. 264,321
4,697 DTE Energy Company 536,867
33,684 Duke Energy Corporation 3,153,496
131,936 E.ON SE 1,669,041
9,468 Edison International 681,317
4,480 Encavis AG
a
75,120
2,859 Endesa SA 61,277
Shares Common Stock (75.4%) Value
Utilities (2.1%) - continued
681,595 Enel SPA $ 4,699,755
101,708 Engie SA 1,668,561
40,752 Entergy Corporation 4,185,230
9,879 Evergy, Inc. 592,444
29,329 Fortis, Inc. 1,250,205
110,124 Iberdrola SA 1,374,523
25,797 Iren SPA 52,278
88,526 Italgas SPA 521,584
594 NextEra Energy Partners, LP
c
32,343
71,457 NiSource, Inc. 1,989,363
9,523 Northland Power, Inc. 184,228
13,434 NorthWestern Corporation 758,618
33,256 OGE Energy Corporation 1,202,204
6,479 PG&E Corporation
a
114,095
10,178 Pinnacle West Capital Corporation 842,942
9,496 Portland General Electric
Company 452,674
45,894 Public Service Enterprise Group,
Inc. 2,896,829
2,193 Redeia Corporacion SA 36,680
8,559 RWE AG 368,370
18,235 Superior Plus Corporation 136,626
7,811 TransAlta Corporation 79,671
5,925 TransAlta Renewables, Inc. 60,299
9,871 UGI Corporation 266,418
1,125 Verbund AG 93,215
1,046 Vistra Energy Corporation 29,351
Total 39,500,550
Total Common Stock
(cost $1,106,560,161) 1,435,610,960
Shares
Registered Investment
Companies ( 5.8% ) Value
U.S. Affiliated  (4.9%)
6,084,156 Thrivent Core Emerging Markets
Equity Fund 55,000,769
3,847,655 Thrivent Core Small Cap Value
Fund 37,437,679
Total 92,438,448
U.S. Unaffiliated  (0.9%)
11,079 Communication Services Select
Sector SPDR Fund 762,124
5,276 Invesco QQQ Trust Series 1 2,024,296
1,101 iShares Russell 2000 Growth ETF 279,698
27,937 SPDR S&P 500 ETF Trust 12,789,279
15,045 SPDR S&P Biotech ETF
c
1,268,143
1,702 SPDR S&P Oil & Gas Exploration
ETF 243,437
Total 17,366,977
Total Registered Investment
Companies (cost $109,430,411) 109,805,425
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
2,874,720 Thrivent Cash Management Trust 2,874,720
Total Collateral Held for
Securities Loaned
(cost $2,874,720) 2,874,720
Shares Preferred Stock ( <0.1% ) Value
Consumer Discretionary (<0.1%)
1,877 Bayerische Motoren Werke AG 210,884

Global Stock Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (<0.1%) Value
Consumer Discretionary (<0.1%) - continued
3,380 Volkswagen AG $ 447,770
Total 658,654
Total Preferred Stock
(cost $569,077) 658,654
Shares or
Principal
Amount Short-Term Investments ( 18.7% ) Value
Federal Home Loan Bank Discount
Notes
37,230,000 5.200%, 8/1/2023
e
37,230,000
26,175,000 5.132%, 8/2/2023
e
26,171,314
10,000,000 5.200%, 8/8/2023
e
9,990,148
4,006,000 5.161%, 8/9/2023
e
4,001,490
12,000,000 5.145%, 8/11/2023
e
11,983,114
3,000,000 5.140%, 8/14/2023
e
2,994,513
100,000 5.150%, 8/15/2023
e,f
99,803
22,346,000 5.106%, 8/16/2023
e,f
22,298,850
6,100,000 5.100%, 8/18/2023
e
6,085,415
9,000,000 5.170%, 8/24/2023
e
8,970,899
35,981,000 5.212%, 8/30/2023
e
35,834,367
10,600,000 5.090%, 9/13/2023
e,f
10,535,652
700,000 5.120%, 9/19/2023
e,f
695,160
2,500,000 5.270%, 10/25/2023
e,f
2,470,006
Federal National Mortgage
Association Discount Notes
2,800,000 4.860%, 9/18/2023
e,f
2,781,033
U.S. Treasury Bills
20,000,000 5.071%, 8/1/2023
e
20,000,000
35,000,000 5.078%, 8/3/2023
e
34,989,778
65,000,000 5.150%, 8/8/2023
e
64,933,851
5,000,000 5.087%, 8/10/2023
e
4,993,417
25,000,000 5.169%, 8/15/2023
e
24,948,752
25,000,000 5.180%, 8/17/2023
e
24,941,750
Total Short-Term Investments
(cost $356,945,918) 356,949,312
Total Investments (cost
$1,576,380,287) 100.1% $1,905,899,071
Other Assets and Liabilities, Net
(0.1%) (1,362,572)
Total Net Assets 100.0% $1,904,536,499
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2023, the value of these investments was $6,540,796 or 0.3% of
total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
July 31, 2023:
Securities Lending Transactions
Common Stock $ 2,788,975
Total lending $2,788,975
Gross amount payable upon return of
collateral for securities loaned $2,874,720
Net amounts due to counterparty $85,745
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Global Stock Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 92,004,773 71,895,244 20,109,529 –
Consumer Discretionary 162,567,381 98,059,833 64,507,548 –
Consumer Staples 81,869,753 51,577,866 30,291,887 –
Energy 80,988,223 55,176,259 25,811,964 –
Financials 238,629,815 150,831,957 87,797,858 –
Health Care 199,915,297 133,051,162 66,864,135 –
Industrials 181,491,720 111,594,245 69,897,475 –
Information Technology 238,082,178 185,216,457 52,865,721 –
Materials 78,474,852 34,363,825 44,111,021 6
Real Estate 42,086,418 33,900,033 8,186,385 –
Utilities 39,500,550 24,534,930 14,965,620 –
Registered Investment Companies
U.S. Unaffiliated 17,366,977 17,366,977 – –
Preferred Stock
Consumer Discretionary 658,654 – 658,654 –
Short-Term Investments 356,949,312 – 356,949,312 –
Subtotal Investments in Securities $1,810,585,903 $967,568,788 $ 843,017,109 $6
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 92,438,448
Collateral Held for Securities Loaned 2,874,720
Subtotal Other Investments $95,313,168
Total Investments at Value $1,905,899,071
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Global Stock Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 26,910,346 26,910,346 – –
Total Asset Derivatives $26,910,346 $26,910,346 $– $–
Liability Derivatives
Futures Contracts 9,004,277 9,004,277 – –
Total Liability Derivatives $9,004,277 $9,004,277 $– $–

Global Stock Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of July 31, 2023. Investments and/or cash totaling $17,780,521 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 1,729 September 2023 $ 375,396,107 $ 23,527,418
ICE mini MSCI EAFE Index 762 September 2023 81,428,933 2,612,047
ICE US mini MSCI Emerging Markets Index 337 September 2023 16,994,074 770,881
Total Futures Long Contracts $ 473,819,114 $ 26,910,346
CME E-mini Russell 2000 Index (751) September 2023 ( $ 71,402,252) ( $ 4,208,428)
CME E-mini S&P Mid-Cap 400 Index (295) September 2023 (76,134,451) (4,795,849)
Total Futures Short Contracts ( $ 147,536,703) ($9,004,277)
Total Futures Contracts $ 326,282,411 $17,906,069
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $43,576 $1,796 $– $55,001 6,084 2.9%
Core Small Cap Value 35,578 427 – 37,437 3,848 2.0
Total U.S. Affiliated Registered Investment
Companies 79,154 92,438 4.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,114 89,750 94,989 2,875 2,875 0.2
Total Collateral Held for Securities Loaned 8,114 2,875 0.2
Total Value $87,268 $95,313
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 7/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $9,629 $– $1,796
Core Small Cap Value – 1,432 – 427
Affiliated Short-Term Investments
Total Income/Non Income Cash from Affiliated Investments $2,223
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 107
Total Affiliated Income from Securities Loaned, Net $107
Total $– $11,061 $–

Government Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.1% ) Value
Asset-Backed Securities (5.1%)
Cascade Funding Mortgage Trust,
LLC
$ 314,037
0.985%,  11/25/2050, Ser.
2021-EBO1, Class A
a,b
$ 286,519
362,524
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,b
351,975
458,400
1.151%,  10/27/2031, Ser.
2021-HB7, Class A
a,b
430,713
ECMC Group Student Loan Trust
172,599
6.184%,  (SOFR30A +
1.114%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
169,393
Finance of America HECM Buyout
266,590
2.695%,  2/25/2032, Ser.
2022-HB1, Class A
a,b
250,716
Goodgreen
226,240
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
198,160
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
500,622
1.650%,  3/25/2051, Ser.
2021-1 445,309
Missouri Higher Education Loan
Auth.
504,815
1.530%,  1/25/2061, Ser.
2021-1 427,516
762,967
6.113%,  (TSFR1M +
0.700%), 3/25/2061, Ser.
2021-2
b
735,994
Navient Student Loan Trust
532,538
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
455,812
251,827
6.234%,  (SOFR30A +
1.164%), 6/25/2069, Ser.
2020-1A, Class A1B
a,b
248,522
317,919
6.084%,  (SOFR30A +
1.014%), 8/26/2069, Ser.
2020-2A, Class A1B
a,b
311,833
New Hampshire Higher Education
Loan Corporation
237,967
6.613%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
b
235,350
SLM Student Loan Trust
100,202
5.584%,  (SOFR30A +
0.514%), 3/25/2025, Ser.
2010-1, Class A
b
96,667
Total 4,644,479
Collateralized Mortgage Obligations (11.8%)
Federal Agricultural Mortgage
Corporation Real Estate Trust
857,863
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
675,199
782,599
2.631%,  1/25/2052, Ser.
2023-1, Class A
a,b,c
636,394
Federal Home Loan Mortgage
Corporation - REMIC
93,114
4.000%,  1/25/2051, Ser.
5249, Class LA 88,860
669,915
1.500%,  3/25/2050, Ser.
4982, Class JA 510,509
Principal
Amount Long-Term Fixed Income (99.1%) Value
Collateralized Mortgage Obligations (11.8%) -
continued
$ 800,000
4.000%,  8/25/2052, Ser.
5256, Class AY $ 734,884
35,869
2.000%,  1/15/2041, Ser.
4074, Class JA 33,845
164,968
1.750%,  6/15/2042, Ser.
4097, Class QN 140,410
151,757
1.750%,  12/15/2042, Ser.
4141, Class KM 127,033
196,710
3.000%,  5/15/2045, Ser.
4631, Class PA 180,246
146,031
3.000%,  3/15/2047, Ser.
4734, Class JA 132,885
147,054
3.500%,  8/15/2047, Ser.
4860, Class CA 138,056
650,000
3.000%,  9/25/2048, Ser.
5210, Class GD 499,984
800,000
2.500%,  12/15/2048, Ser.
5094, Class BC 629,546
221,895
2.000%,  9/25/2049, Ser.
4906, Class KE 184,421
Federal Home Loan Mortgage
Corporation - SCRT
341,403
3.250%,  6/25/2057, Ser.
2017-4, Class HT
c
304,416
520,740
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
477,323
375,524
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
312,363
542,816
2.500%,  9/25/2060, Ser.
2021-1, Class MTU 448,109
381,941
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
308,751
471,959
2.500%,  11/25/2060, Ser.
2021-2, Class MTU
c
389,703
Federal Home Loan Mortgage
Corporation - SLST
425,760
2.000%,  9/25/2030, Ser.
2020-2, Class A1C
c
377,376
700,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
c
577,419
Federal National Mortgage
Association - REMIC
467,503
4.500%,  6/25/2052, Ser.
2022-43, Class MA 450,635
274,659
4.000%,  7/25/2052, Ser.
2022-37, Class PE 260,966
113,751
2.000%,  11/25/2032, Ser.
2012-123, Class BA 102,714
680,667
3.000%,  12/25/2039, Ser.
2014-81, Class ZH 595, 766
100,366
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 95,995
152,470
3.250%,  6/25/2043, Ser.
2013-60, Class PT 139,105
277,885
4.500%,  1/25/2046, Ser.
2022-68, Class BA 269,999
98,686
3.000%,  3/25/2046, Ser.
2016-66, Class PA 88,759
26,267
3.500%,  12/25/2047, Ser.
2018-41, Class PB 24,656

Government Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
Collateralized Mortgage Obligations (11.8%) -
continued
NewRez Warehouse Securitization
Trust
$ 650,000
6.163%,  (LIBOR 1M +
0.750%), 5/25/2055, Ser.
2021-1, Class A
a,b
$ 646,081
RMF Buyout Issuance Trust
250,703
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
240,209
Total 10,822,617
Commercial Mortgage-Backed Securities (5.8%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
750,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,c
660,524
800,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,c
732,940
750,000
3.530%,  8/25/2032, Ser.
K149, Class A2
c
690,044
750,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,c
698,069
1,450,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,c
1,357,802
300,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
b,c
281,308
200,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
b,c
195,502
700,000
4.200%,  5/25/2033, Ser.
K-157, Class A2
c
676,380
Total 5,292,569
Foreign Government (0.5%)
Province of Quebec
500,000 2.750%,  4/12/2027 467,481
Total 467,481
Mortgage-Backed Securities (36.6%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
435,784 3.000%,  2/1/2050 385,680
688,427 2.500%,  5/1/2051 582,479
492,326 3.500%,  5/1/2052 446,365
490,222 4.000%,  5/1/2052 461,699
1,423,308 3.500%,  6/1/2052 1,291,519
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
206,701 2.500%,  7/1/2030 191,437
Federal National Mortgage
Association
2,425,111 2.000%,  4/1/2052 1,970,939
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
590,607 3.500%,  5/1/2040 551,186
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,264,094 3.000%,  1/1/2052 1,110,849
100,568 2.000%,  2/1/2051 81,898
Principal
Amount Long-Term Fixed Income (99.1%) Value
Mortgage-Backed Securities (36.6%) -
continued
$ 84,084 2.000%,  2/1/2051 $ 68,376
774,253 2.500%,  2/1/2051 656,096
837,708 2.500%,  2/1/2051 711,971
1,429,969 2.000%,  3/1/2051 1,161,206
1,281,172 3.000%,  3/1/2052 1,123,737
771,123 2.000%,  4/1/2051 626,501
769,355 3.000%,  4/1/2051 675,331
810,523 3.000%,  5/1/2050 716,219
126,111 2.000%,  5/1/2051 102,276
692,187 3.000%,  5/1/2051 614,530
563,943 3.000%,  6/1/2050 503,209
1,197,911 2.500%,  7/1/2051 1,013,658
364,829 3.500%,  7/1/2051 334,557
661,257 3.500%,  8/1/2050 608,264
550,099 3.500%,  9/1/2052 500,602
819,865 4.000%,  10/1/2052 767,659
131,805 2.000%,  11/1/2051 106,914
520,756 2.000%,  12/1/2050 423,622
1,352,245 2.500%,  12/1/2051 1,147,153
2,012,142 4.500%,  12/1/2052 1,940,009
1,900,000 4.000%,  8/1/2048
d
1,773,605
100,000 5.000%,  8/1/2048 97,684
750,000 3.500%,  8/1/2049
d
679,497
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
961,351 2.500%,  3/1/2062 784,370
413,116 3.500%,  7/1/2061 371,694
402,796 4.000%,  12/1/2061 375,980
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
6,725,000 5.000%,  8/1/2053
d
6,589,449
1,200,000 5.500%,  8/1/2053
d
1,192,500
700,000 4.500%,  8/1/2049
d
673,340
Total 33,414,060
U.S. Government & Agencies (39.3%)
Federal Farm Credit Bank
1,750,000 1.320%,  3/18/2030 1,438,942
Federal Home Loan Bank
950,000 5.900%,  3/10/2043 939,913
Tennessee Valley Authority
385,000 5.250%,  9/15/2039 402,426
U.S. Treasury Bonds
735,000 1.375%,  8/15/2050 414,184
750,000 1.875%,  2/28/2027 688,330
1,500,000 2.625%,  2/15/2029 1,386,211
1,470,000 1.500%,  2/15/2030 1,253,807
2,500,000 3.500%,  2/15/2033 2,409,375
1,100,000 3.875%,  2/15/2043 1,050,844
2,205,000 2.500%,  5/15/2046 1,652,630
2,060,000 2.875%,  5/15/2049 1,655,805
U.S. Treasury Notes
4,000,000 2.875%,  7/31/2025 3,847,500
4,500,000 0.250%,  8/31/2025 4,094,297
375,000 2.625%,  1/31/2026 357,144
450,000 4.625%,  3/15/2026 450,053
1,000,000 3.750%,  4/15/2026 978,594
1,700,000 3.250%,  6/30/2027 1,634,855
1,750,000 0.625%,  11/30/2027 1,500,147
500,000 3.500%,  1/31/2028 484,980
6,300,000 3.625%,  3/31/2028 6,144,469

Government Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.1%) Value
U.S. Government & Agencies (39.3%) -
continued
$ 3,150,000 4.000%,  10/31/2029 $ 3,126,867
Total 35,911,373
Total Long-Term Fixed Income
(cost $96,430,731) 90,552,579
Shares or
Principal
Amount Short-Term Investments ( 12.5% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.070%, 9/6/2023
e,f
99,492
Thrivent Core Short-Term Reserve
Fund
1,131,281 5.550% 11,312,813
Total Short-Term Investments
(cost $11,405,732) 11,412,305
Total Investments (cost
$107,836,463) 111.6% $101,964,884
Other Assets and Liabilities, Net
(11.6%) (10,566,207)
Total Net Assets 100.0% $91,398,677
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2023, the value of these investments was $4,901,526 or 5.4% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
July 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month

Government Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 4,644,479 – 4,644,479 –
Collateralized Mortgage Obligations 10,822,617 – 10,822,617 –
Commercial Mortgage-Backed Securities 5,292,569 – 5,292,569 –
Foreign Government 467,481 – 467,481 –
Mortgage-Backed Securities 33,414,060 – 33,414,060 –
U.S. Government & Agencies 35,911,373 – 35,911,373 –
Short-Term Investments 99,492 – 99,492 –
Subtotal Investments in Securities $90,652,071 $– $90,652,071 $–
Other Investments  * Total
Affiliated Short-Term Investments 11,312,813
Subtotal Other Investments $11,312,813
Total Investments at Value $101,964,884
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Government Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 21,914 21,914 – –
Total Asset Derivatives $21,914 $21,914 $– $–
Liability Derivatives
Futures Contracts 166,619 166,619 – –
Total Liability Derivatives $166,619 $ 166,619 $– $–
The following table presents Government Bond Fund's futures contracts held as of July 31, 2023. Investments and/or cash totaling $99,492 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 12 September 2023 $ 1,372,908 ( $ 36,033)
CBOT 2-Yr. U.S. Treasury Note 10 September 2023 2,062,760 (32,447)
CBOT 5-Yr. U.S. Treasury Note 43 September 2023 4,666,847 (73,574)
CBOT U.S. Long Bond 9 September 2023 1,144,502 (24,565)
Total Futures Long Contracts $ 9,247,017 ( $ 166,619)
CME Ultra Long Term U.S. Treasury Bond (8) September 2023 ( $ 1,079,664) $ 21,914
Total Futures Short Contracts ( $ 1,079,664) $21,914
Total Futures Contracts $ 8,167,353 ($144,705)

Government Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $13,232 $31,313 $33,232 $11,313 1,131 12.4%
Total Affiliated Short-Term Investments 13,232 11,313 12.4
Total Value $13,232 $11,313
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 7/31/2023
U.S. Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $– $– $– $331
Total Income/Non Income Cash from Affiliated Investments $331
Total $– $– $–

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
( 101.3% ) Value
Alabama (1.4%)
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
$ 250,000 5.500%, 6/1/2049, Ser. D-1
a
$ 263,226
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AGM Insured)
200,000 5.500%, 8/1/2058, Ser. A
b
219,362
Total 482,588
Alaska (2.8%)
Valdez, AK Marine Terminal Rev.
Refg. (ExxonMobil)
1,000,000 4.500%, 12/1/2029
c
1,000,000
Total 1,000,000
Arizona (4.3%)
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
250,000 5.375%, 7/1/2053 237,356
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada)
200,000 5.000%, 7/15/2050, Ser. A
d
183,813
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
350,000 5.000%, 7/1/2047, Ser. A 342,595
Arizona Industrial Development
Auth. Education Rev. Refg.
(Doral Academy of Northern
Nevada)
350,000 4.000%, 7/15/2051, Ser. A
d
259,849
Chandler, AZ Industrial
Development Auth. Rev. (Intel
Corporation)
250,000
5.000%, 9/1/2027, Ser. 2022-
2, AMT 256,923
Maricopa County, AZ Industrial
Development Auth. Educational
Fac. Rev. (Valley Christian
Schools)
250,000 6.375%, 7/1/2058, Ser. A
d
250,674
Total 1,531,210
Arkansas (0.7%)
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
250,000 5.700%, 5/1/2053, AMT 253,250
Total 253,250
California (6.8%)
California Community Choice
Financing Auth. Rev. (Clean
Energy)
250,000 5.000%, 8/1/2029, Ser. A-1 260,857
200,000 5.250%, 10/1/2031, Ser. C
c
208,885
California County Tobacco
Securitization Agency (Los
Angeles County Securitization
Corporation)
250,000 4.000%, 6/1/2049, Ser. A 231,550
Principal
Amount
Long-Term Fixed Income
(101.3%) Value
California (6.8%) - continued
California Municipal Finance Auth.
Fac. Rev. (United Airlines, Inc.)
$ 250,000 4.000%, 7/15/2029, AMT $ 247,775
California Municipal Finance Auth.
Rev. (LINXS APM)
225,000
5.000%, 12/31/2043, Ser. A,
AMT 230,072
California Municipal Finance Auth.
Solid Waste Disposal Rev.
(Waste Management, Inc.)
250,000
4.125%, 10/1/2041, Ser. A,
AMT 251,066
California Municipal Finance Auth.
Special Tax Rev.
250,000 6.250%, 9/1/2052, Ser. C 252,094
California Pollution Control
Financing Auth. Rev. Refg.
(San Diego County Water Auth.
Desalination)
250,000 5.000%, 7/1/2039
d
255,094
California Public Finance Auth.
Senior Living Rev. (Enso Village)
250,000 5.000%, 11/15/2056, Ser. A
d
216,053
Dixon, CA Special Tax
250,000 5.000%, 9/1/2048 241,407
Total 2,394,853
Colorado (5.3%)
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
250,000 6.500%, 12/1/2053 252,143
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
225,000 5.000%, 4/1/2048 227,711
Colorado Educational and Cultural
Fac. Auth. Rev. (Aspen View
Academy)
350,000 4.000%, 5/1/2051 281,986
Colorado Educational and Cultural
Fac. Auth. Rev. (Mountain
Phoenix Community School)
200,000 6.250%, 7/1/2053 197,322
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
150,000 5.000%, 12/1/2050
d
127,646
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Commonspirit Health)
350,000 4.000%, 8/1/2049, Ser. A-2 318,496
Colorado High Performance
Transportation Enterprise Rev.
225,000 5.000%, 12/31/2056 221,044
Denver, CO Health and Hospital
Auth. Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 230,197
Total 1,856,545
Connecticut (1.3%)
Connecticut Health & Educational
Fac. Auth. Rev. (Connecticut
Children's Medical Center)
250,000 4.250%, 7/15/2053, Ser. E 241,348

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.3%) Value
Connecticut (1.3%) - continued
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
$ 250,000 5.000%, 1/1/2045, Ser. A
d
$ 215,218
Total 456,566
Delaware (1.6%)
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
400,000 4.000%, 9/1/2051 337,747
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
230,000 5.000%, 7/1/2040, Ser. A 221,847
Total 559,594
District Of Columbia (0.8%)
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
250,000
5.250%, 10/1/2048, Ser. A,
AMT 268,449
Total 268,449
Florida (7.0%)
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
250,000 4.000%, 10/1/2046 183,823
Charlotte County, FL Industrial
Development Auth. Utility System
Rev. (Town and Country Utilities)
250,000 4.000%, 10/1/2051, AMT
d
205,503
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
200,000 5.750%, 6/15/2047, Ser. A 204,944
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
150,000 5.000%, 7/1/2051, Ser. A-1 144,917
250,000 4.000%, 7/1/2055, Ser. A 195,422
Florida Development Finance
Corporation Senior Living Rev.
Refg. (Glenridge Palmer Ranch)
250,000 5.000%, 6/1/2051 204,763
Florida Higher Educational Fac.
Financing Auth. Rev. (Ringling
College)
300,000 5.000%, 3/1/2049 294,530
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
300,000 5.250%, 10/1/2052, Ser. A 253,612
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health)
250,000 5.000%, 10/1/2047, Ser. A 259,915
Principal
Amount
Long-Term Fixed Income
(101.3%) Value
Florida (7.0%) - continued
Osceola County, FL Transportation
Rev. Refg.
$ 300,000
Zero Coupon, 10/1/2043,
Ser. A-2 $ 110,463
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
290,000 4.000%, 6/15/2056, Ser. A
d
207,164
Village Community Development
District No. 15 Rev. (City of
Wildwood, FL)
200,000 5.250%, 5/1/2054
d
202,521
Total 2,467,577
Georgia (3.9%)
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 211,456
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
250,000 5.000%, 5/15/2028, Ser. A 255,757
Monroe County, GA Development
Auth. Pollution Control Rev.
(Georgia Power Company Plant
Scherer)
250,000 3.875%, 10/1/2048
c
248,478
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 252,587
Private Colleges and Universities
Auth., GA Rev. Refg. (Mercer
University)
400,000 5.250%, 10/1/2051 422,857
Total 1,391,135
Guam (0.9%)
Guam Power Auth. Rev. Refg.
300,000 5.000%, 10/1/2034, Ser. A 323,814
Total 323,814
Idaho (0.6%)
College of Western Idaho Annual
Appropriation C.O.P
200,000 5.000%, 8/1/2052 206,324
Total 206,324
Illinois (4.7%)
Chicago, IL G.O.
250,000 5.000%, 1/1/2039, Ser. A 258,197
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
200,000 6.500%, 5/15/2047, Ser. A 202,755
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
d
252,759
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
150,000 5.000%, 2/15/2037 148,483

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.3%) Value
Illinois (4.7%) - continued
Illinois G.O.
$ 235,000 5.000%, 12/1/2025, Ser. B $ 242,888
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
115,000
Zero Coupon, 6/15/2035,
Ser. A
b
71,590
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion) (NATL-RE
Insured)
220,000 5.500%, 6/15/2029, Ser. A
b
229,852
Peoria, IL G.O. (AGM Insured)
250,000 4.375%, 1/1/2042, Ser. A
b
254,613
Total 1,661,137
Indiana (1.5%)
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC.
Student Housing)
250,000 5.375%, 6/1/2064, Ser. A 254,278
Indiana Housing & Community
Development Auth. Rev. (Vita of
Marion)
150,000 5.250%, 4/1/2041, Ser. A 118,102
Indiana Housing & Community
Development Auth. Rev. (Vita of
New Whiteland)
150,000 6.750%, 1/1/2043 147,758
Total 520,138
Iowa (1.8%)
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
160,000 5.000%, 5/15/2032, Ser. A 144,209
150,000 5.000%, 5/15/2043, Ser. A 117,040
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
350,000 5.375%, 10/1/2052 361,253
Total 622,502
Kansas (0.4%)
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
150,000 6.500%, 11/15/2042, Ser. A
d
153,469
Total 153,469
Louisiana (0.6%)
St. John the Baptist Parish, LA Rev.
Refg. (Marathon Oil Corporation)
200,000 4.050%, 6/1/2037, Ser, A-1
c
198,692
Total 198,692
Maryland (1.8%)
Maryland Economic Development
Corporation Rev. (Seagirt Marine
Terminal)
200,000
5.000%, 6/1/2044, Ser. A,
AMT 204,143
Principal
Amount
Long-Term Fixed Income
(101.3%) Value
Maryland (1.8%) - continued
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
$ 200,000 6.000%, 7/1/2058, Ser. A $ 221,047
Prince George's County, MD Tax
Allocation (West Phalia Town
Center)
200,000 5.000%, 7/1/2030
d
201,632
Total 626,822
Massachusetts (0.6%)
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
200,000 5.000%, 7/1/2052 198,857
Total 198,857
Michigan (1.6%)
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
100,000 5.000%, 12/31/2033, AMT 104,560
225,000 5.000%, 12/31/2043, AMT 226,766
Michigan Strategic Fund Limited
Obligation Rev. (Recycled Board
Machine)
250,000 4.000%, 10/1/2026, AMT
c
248,448
Total 579,774
Minnesota (5.2%)
Apple Valley, MN Senior Housing
Rev. (PHS Apple Valley Senior
Housing, Inc. - Orchard Path
Phase II)
290,000 4.000%, 9/1/2041 240,261
Cuyuna Range Hospital District,
MN Health Care Fac. Rev.
150,000 5.750%, 5/1/2053 151,665
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
250,000 5.000%, 7/1/2043, Ser. A 237,878
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
250,000 5.250%, 6/15/2047, Ser. B 255,054
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
320,000 5.000%, 10/1/2052, Ser. A 332,917
Minnetonka, MN Independent
School District No. 276 Fac.
Maintenance U.T.G.O.
250,000 5.000%, 2/1/2044, Ser. B
a
272,328
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 177,062

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.3%) Value
Minnesota (5.2%) - continued
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
$ 200,000 4.000%, 12/1/2050 $ 161,832
Total 1,828,997
Missouri (1.6%)
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
140,000 5.000%, 8/15/2042, Ser. A 115,785
Missouri Health and Educational
Fac. Auth. Rev. (Maryville
University of St. Louis)
200,000 5.000%, 6/15/2045, Ser. A 200,716
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
250,000 6.000%, 10/1/2049
d
246,406
Total 562,907
Montana (0.6%)
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
250,000 4.000%, 7/1/2050, Ser. A 200,498
Total 200,498
Nebraska (0.6%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
225,000 5.000%, 11/15/2047 229,139
Total 229,139
Nevada (0.6%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
225,000 5.000%, 9/1/2042, Ser. A 227,396
Total 227,396
New Jersey (2.0%)
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
160,000 6.000%, 6/15/2052 169,070
New Jersey Transportation Trust
Fund Auth. Rev.
225,000 5.000%, 6/15/2045, Ser. AA 227,539
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
300,000 5.250%, 6/1/2046, Ser. A 311,234
Total 707,843
New York (10.0%)
Build NYC Resource Corporation
Rev. (East Harlem Scholars
Academy Charter School)
200,000 5.750%, 6/1/2042
d
204,510
Principal
Amount
Long-Term Fixed Income
(101.3%) Value
New York (10.0%) - continued
Build NYC Resource Corporation
Rev. (Global Community Charter
School)
$ 410,000 5.000%, 6/15/2042 $ 395,416
Build NYC Resource Corporation
Rev. (New World Preparatory
Charter School)
250,000 4.000%, 6/15/2051 182,696
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
250,000 5.500%, 6/15/2053, Ser. A
d
245,308
Metropolitan Transportation Auth.,
NY Rev.
250,000 5.000%, 11/15/2045, Ser. A-2 269,022
New York City, NY G.O.
200,000 4.500%, 4/1/2036, Ser. L-3
c
200,000
250,000 4.500%, 5/1/2049, Ser. D-1 257,977
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
300,000
4.500%, 6/15/2048, Ser.
AA-1
c
300,000
145,000
4.500%, 6/15/2049, Ser.
BB-1
c
145,000
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
300,000 5.000%, 7/15/2042, Ser. A 303,467
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
250,000 4.000%, 4/30/2053, AMT 211,821
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
225,000 5.000%, 1/1/2036, AMT 230,512
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
400,000 5.000%, 12/1/2042, AMT 414,181
Suffolk County, NY Economic
Development Corporation Rev.
(St. Johnland Assisted Living,
Inc.)
250,000 5.375%, 11/1/2054
d
188,621
Total 3,548,531
North Carolina (1.8%)
Greater Asheville, NC Regional
Airport Auth. Rev. (AGM Insured)
250,000 5.250%, 7/1/2053, AMT
b
264,639
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
500,000 4.000%, 1/1/2052, Ser. A 357,490
Total 622,129

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.3%) Value
North Dakota (1.2%)
Horace, ND Refg. Improvement
U.T.G.O.
$ 200,000 5.000%, 5/1/2048, Ser. A $ 196,701
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
225,000 5.000%, 4/1/2048, Ser. A 233,721
Total 430,422
Ohio (2.2%)
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
495,000 5.000%, 6/1/2055, Ser. B-2 460,064
Cleveland-Cuyahoga County, OH
Port Auth. Rev. Refg. (Flats East
Bank)
245,000 4.000%, 12/1/2055, Ser. A
d
207,991
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
100,000 5.000%, 3/1/2034 101,700
Total 769,755
Oregon (2.2%)
Oregon G.O.
250,000 5.000%, 5/1/2048, Ser. ER 277,942
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
340,000 4.000%, 5/15/2057 245,279
Umatilla, OR Hospital District No.
1 G.O.
250,000 5.000%, 6/1/2053 253,835
Total 777,056
Pennsylvania (2.4%)
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
350,000
5.000%, 1/1/2051, Ser. A,
AMT 360,206
Pennsylvania Economic
Development Financing Auth.
Rev. (Penndot Major Bridges
Package One)
210,000 5.500%, 6/30/2037, AMT 237,545
Philadelphia, PA Auth. for Industrial
Development Charter School
Rev. Refg. (Tacony Academy
Charter School)
250,000 5.500%, 6/15/2043
d
246,124
Total 843,875
Puerto Rico (0.7%)
Puerto Rico Sales Tax Financing
Corporation Rev.
250,000 4.750%, 7/1/2053, Ser. A-1 236,746
Total 236,746
Principal
Amount
Long-Term Fixed Income
(101.3%) Value
South Carolina (0.5%)
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
$ 200,000 5.000%, 4/1/2054, Ser. A $ 169,391
Total 169,391
South Dakota (0.6%)
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
250,000 4.000%, 8/1/2051 201,244
Total 201,244
Tennessee (0.9%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg. (Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 309,476
Total 309,476
Texas (8.4%)
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
250,000 4.000%, 8/15/2043, Ser. A
b
240,193
Brazoria County, TX Municipal
Utility District No. 66 U.T.G.O.
(AGM Insured)
145,000 6.500%, 9/1/2029
a,b
165,228
Denton, TX Independent School
District U.T.G.O. (PSF-GTD
Insured)
250,000 5.000%, 8/15/2053
a,b
272,391
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
250,000 5.000%, 1/1/2033, Ser. A 229,167
Hidalgo County, TX Regional
Mobility Auth. Toll & Vehicle
Registration Rev.
350,000 4.000%, 12/1/2041, Ser. A 319,294
Irving, TX Rev. Refg.
300,000 5.000%, 8/15/2043 302,752
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
250,000 5.750%, 7/15/2052 231,788
Port of Beaumont, TX Navigation
District Fac. Rev. Refg. (Dock
and Wharf Jefferson Gulf Coast
Energy)
250,000
4.000%, 1/1/2050, Ser. A,
AMT
d
178,203

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.3%) Value
Texas (8.4%) - continued
San Antonio, TX Education Fac.
Corporation Rev. (Hallmark
University)
$ 250,000 5.000%, 10/1/2031, Ser. A $ 238,840
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
250,000 5.500%, 11/15/2047, Ser. D 274,668
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
235,000 5.000%, 10/1/2044, Ser. A-1 229,886
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
300,000 5.000%, 6/30/2058, AMT 302,890
Total 2,985,300
Utah (1.7%)
Black Desert Public Infrastructure
District, UT L.T.G.O.
500,000 4.000%, 3/1/2051, Ser. A
d
379,109
Salt Lake City, UT Airport Rev.
225,000
5.000%, 7/1/2036, Ser. A,
AMT 234,756
Total 613,865
Virginia (1.9%)
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 232,593
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 446,283
Total 678,876
West Virginia (1.1%)
South Charleston, WV Special
District Excise Tax Rev. Refg.
(South Charleston Park Place)
500,000 4.500%, 6/1/2050
d
385,650
Total 385,650
Wisconsin (4.7%)
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
335,000 5.000%, 2/1/2052, Ser. A 332,612
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
250,000 5.250%, 7/1/2053, AMT 249,224
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
500,000 4.000%, 3/31/2056, AMT 401,483
Public Finance Auth., WI Rev.
(Texas Biomedical Research
Institute)
350,000 4.000%, 6/1/2040, Ser. A 313,540
Principal
Amount
Long-Term Fixed Income
(101.3%) Value
Wisconsin (4.7%) - continued
Public Finance Auth., WI Special
Rev. (Lariat, Williamson County,
TX)
$ 250,000 Zero Coupon, 9/1/2029
d
$ 158,601
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
240,000 5.000%, 6/1/2037 218,057
Total 1,673,517
Total Long-Term Fixed Income
(cost $38,818,094) 35,755,909
Principal
Amount Short-Term Investments ( 0.3% )
e
Value
Federal Home Loan Bank Discount
Notes
100,000 5.090%, 9/13/2023
f
99,393
Total Short-Term Investments
(cost $99,392) 99,393
Total Investments
(cost $38,917,486) 101.6% $35,855,302
Other Assets and Liabilities,
Net -1.6% (550,091)
Total Net Assets 100.0% $35,305,211
a Denotes investments purchased on a when-issued or
delayed-delivery basis.
b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
c Denotes variable rate securities. The rate shown is as of
July 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2023, the value of these investments was $5,171,918 or 14.6% of
total net assets.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Definitions:
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
G.O. - General Obligation
L.T.G.O. - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 10,316,838 – 10,316,838 –
Electric Revenue 824,879 – 824,879 –
General Obligation 1,870,726 – 1,870,726 –
Health Care 5,655,504 – 5,655,504 –
Housing Finance 1,509,949 – 1,509,949 –
Industrial Development Revenue 2,022,982 – 2,022,982 –
Other Revenue 4,581,223 – 4,581,223 –
Tax Revenue 2,056,869 – 2,056,869 –
Transportation 6,011,342 – 6,011,342 –
Water & Sewer 905,597 – 905,597 –
Short-Term Investments 99,393 – 99,393 –
Total Investments at Value $35,855,302 $– $35,855,302 $–
The following table is a summary of the inputs used, as of July 31, 2023, in valuing High Income Municipal Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 8,171 8,171 – –
Total Asset Derivatives $8,171 $8,171 $– $–
The following table presents High Income Municipal Bond Fund's futures contracts held as of July 31, 2023. Investments and/or cash totaling
$99,393 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond (3) September 2023 ( $ 381,484) $ 8,171
Total Futures Short Contracts ( $ 381,484) $8,171
Total Futures Contracts ( $ 381,484) $8,171

High Yield Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 4.1% )
a
Value
Basic Materials (0.4%)
Grinding Media, Inc., Term Loan
$ 2,911,148
9.530%,  (LIBOR 1M +
4.000%), 10/12/2028
b
$ 2,845,647
Total 2,845,647
Capital Goods (0.4%)
Brand Industrial Services, Inc.,
Term Loan
2,347,000
0.000%,  (TSFR1M +
5.500%), 7/25/2030
b,c,d
2,272,671
Total 2,272,671
Communications Services (1.2%)
Cengage Learning, Inc., Term
Loan
2,330,352
10.323%,  (LIBOR 3M +
4.750%), 7/14/2026
b
2,303,343
Clear Channel Outdoor Holdings,
Inc., Term Loan
705,000
9.131%,  (LIBOR 3M +
3.500%), 8/23/2026
b,c,d
681,756
DIRECTV Financing, LLC, Term
Loan
2,582,262
10.433%,  (LIBOR 1M +
5.000%), 8/2/2027
b
2,563,309
Gogo Intermediate Holdings, LLC,
Term Loan
633,044
9.183%,  (LIBOR 3M +
3.750%), 4/30/2028
b
633,177
NEP Group, Inc., Term Loan
2,353,393
8.683%,  (LIBOR 1M +
3.250%), 10/20/2025
b
2,165,710
Total 8,347,295
Consumer Cyclical (0.2%)
Staples, Inc., Term Loan
1,524,131
10.299%,  (LIBOR 3M +
5.000%), 4/12/2026
b
1,305,921
Total 1,305,921
Consumer Non-Cyclical (0.5%)
Alltech, Inc., Term Loan
1,439,043
9.433%,  (LIBOR 1M +
4.000%), 10/15/2028
b
1,386,877
Amneal Pharmaceuticals, LLC,
Term Loan
940,000
8.933%,  (LIBOR 1M +
3.500%), 5/4/2025
b
891,825
B&G Foods, Inc., Term Loan
573,888
7.933%,  (LIBOR 1M +
2.500%), 10/10/2026
b
566,204
City Brewing Company, LLC, Term
Loan
1,083,459
9.070%,  (LIBOR 3M +
3.500%), 4/5/2028
b
692,514
Total 3,537,420
Energy (0.2%)
GIP II Blue Holding, LP, Term Loan
1,317,927
9.933%,  (LIBOR 3M +
4.500%), 9/29/2028
b
1,320,194
Total 1,320,194
Principal
Amount Bank Loans (4.1%)
a
Value
Technology (0.7%)
CoreLogic, Inc., Term Loan
$ 1,385,325
8.933%,  (LIBOR 1M +
3.500%), 6/2/2028
b
$ 1,270,385
Peraton Corporation, Term Loan
2,763,684
9.169%,  (LIBOR 1M +
3.750%), 2/1/2028
b
2,737,788
Rackspace Technology Global,
Inc., Term Loan
1,417,375
8.029%,  (LIBOR 3M +
2.750%), 2/9/2028
b
621,703
Total 4,629,876
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,432,000
10.338%,  (LIBOR 3M +
4.750%), 4/20/2028
b
2,516,099
Air Canada, Term Loan
970,200
8.839%,  (LIBOR 3M +
3.500%), 8/11/2028
b
968,987
Total 3,485,086
Total Bank Loans
(cost $29,326,578) 27,744,110
Principal
Amount Long-Term Fixed Income ( 90.3% ) Value
Basic Materials (5.2%)
ACN 113 874 712, Pty. Ltd.
2,859,933 11.500%,  2/15/2018
*,e,f
2,860
Cascades, Inc./Cascades USA,
Inc.
970,000 5.125%,  1/15/2026
g
931,228
Chemours Company
2,410,000 5.750%,  11/15/2028
g
2,211,204
Cleveland-Cliffs, Inc.
1,450,000 4.625%,  3/1/2029
g,h
1,327,713
1,090,000 4.875%,  3/1/2031
g
966,208
Consolidated Energy Finance SA
3,482,000 5.625%,  10/15/2028
g
3,005,767
First Quantum Minerals, Ltd.
935,000 6.875%,  3/1/2026
g
922,144
1,938,000 6.875%,  10/15/2027
g
1,905,480
Hecla Mining Company
805,000 7.250%,  2/15/2028 796,990
Hudbay Minerals, Inc.
725,000 4.500%,  4/1/2026
g
687,502
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
1,500,000 9.000%,  7/1/2028
g
1,370,985
Mercer International, Inc.
709,000 5.500%,  1/15/2026 684,050
Methanex Corporation
1,817,000 4.250%,  12/1/2024 1,772,222
Novelis Corporation
580,000 3.250%,  11/15/2026
g
527,033
2,010,000 4.750%,  1/30/2030
g
1,806,505
580,000 3.875%,  8/15/2031
g
482,968
OCI NV
2,564,000 4.625%,  10/15/2025
g
2,470,064
Olin Corporation
2,450,000 5.625%,  8/1/2029
h
2,371,906

High Yield Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.3%) Value
Basic Materials (5.2%) - continued
SCIL IV, LLC/SCIL USA Holdings,
LLC
$ 2,049,000 5.375%,  11/1/2026
g
$ 1,883,355
SPCM SA
926,000 3.125%,  3/15/2027
g
830,634
1,157,000 3.375%,  3/15/2030
g
958,434
SunCoke Energy, Inc.
2,234,000 4.875%,  6/30/2029
g
1,923,722
Taseko Mines, Ltd.
2,420,000 7.000%,  2/15/2026
g,h
2,238,625
Unifrax Escrow Issuer Corporation
1,887,000 5.250%,  9/30/2028
g
1,405,815
United States Steel Corporation
2,111,000 6.875%,  3/1/2029 2,085,129
Total 35,568,543
Capital Goods (12.2%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,449,988
0.000%,PIK 1.500%,
4/26/2024
*,e,f,i
17,250
Advanced Drainage Systems, Inc.
2,360,000 5.000%,  9/30/2027
g
2,253,924
AECOM
1,850,000 5.125%,  3/15/2027 1,785,903
Amsted Industries, Inc.
1,875,000 5.625%,  7/1/2027
g
1,818,750
2,750,000 4.625%,  5/15/2030
g
2,440,373
ARD Finance SA
1,500,000 6.500%,  6/30/2027
g
1,218,750
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
2,861,000 5.250%,  8/15/2027
g
2,455,470
Berry Global, Inc.
1,577,000 4.500%,  2/15/2026
g
1,503,915
Bombardier, Inc.
4,000 7.125%,  6/15/2026
g
3,968
2,250,000 7.875%,  4/15/2027
g
2,242,835
1,755,000 6.000%,  2/15/2028
g
1,650,032
Builders FirstSource, Inc.
900,000 5.000%,  3/1/2030
g
841,392
Canpack SA/Canpack US, LLC
1,380,000 3.125%,  11/1/2025
g
1,278,827
Chart Industries, Inc.
2,030,000 7.500%,  1/1/2030
g
2,080,445
Clean Harbors, Inc.
2,920,000 5.125%,  7/15/2029
g
2,780,928
Clydesdale Acquisition Holdings,
Inc.
273,000 6.625%,  4/15/2029
g
261,173
546,000 8.750%,  4/15/2030
g
494,957
Cornerstone Building Brands, Inc.
1,401,000 6.125%,  1/15/2029
g
1,159,327
Covanta Holding Corporation
826,000 4.875%,  12/1/2029
g
729,452
CP Atlas Buyer, Inc.
1,935,000 7.000%,  12/1/2028
g
1,596,800
Crown Cork & Seal Company, Inc.
1,700,000 7.375%,  12/15/2026 1,776,500
Emerald Debt Merger Sub, LLC
1,819,000 6.625%,  12/15/2030
g
1,807,631
GFL Environmental, Inc.
3,885,000 4.000%,  8/1/2028
g
3,476,849
Principal
Amount Long-Term Fixed Income (90.3%) Value
Capital Goods (12.2%) - continued
H&E Equipment Services, Inc.
$ 4,500,000 3.875%,  12/15/2028
g
$ 3,954,058
Herc Holdings, Inc.
4,680,000 5.500%,  7/15/2027
g
4,497,230
Howmet Aerospace, Inc.
3,168,000 3.000%,  1/15/2029 2,765,480
JELD-WEN, Inc.
761,000 6.250%,  5/15/2025
g
770,646
Mauser Packaging Solutions
Holding Company
1,875,000 9.250%,  4/15/2027
g,h
1,741,968
MIWD Holdco II, LLC
1,163,000 5.500%,  2/1/2030
g
982,735
Mueller Water Products, Inc.
1,135,000 4.000%,  6/15/2029
g
1,011,323
Nesco Holdings II, Inc.
2,170,000 5.500%,  4/15/2029
g
1,973,615
New Enterprise Stone and Lime
Company, Inc.
3,053,000 5.250%,  7/15/2028
g
2,839,290
OI European Group BV
2,270,000 4.750%,  2/15/2030
g
2,050,166
Owens-Brockway Glass Container,
Inc.
1,093,000 6.625%,  5/13/2027
g
1,086,799
Pactiv Evergreen Group
1,610,000 4.375%,  10/15/2028
g
1,423,229
PGT Innovations, Inc.
2,153,000 4.375%,  10/1/2029
g
1,997,209
Roller Bearing Company of
America, Inc.
1,463,000 4.375%,  10/15/2029
g
1,303,899
Sealed Air Corporation
1,089,000 6.125%,  2/1/2028
g
1,084,109
Silgan Holdings, Inc.
810,000 4.125%,  2/1/2028 735,946
SRM Escrow Issuer, LLC
3,575,000 6.000%,  11/1/2028
g
3,407,729
TransDigm, Inc.
4,255,000 6.250%,  3/15/2026
g
4,232,091
713,000 6.750%,  8/15/2028
g
715,128
110,000 4.625%,  1/15/2029 98,175
1,885,000 4.875%,  5/1/2029 1,696,143
Triumph Group, Inc.
1,407,000 9.000%,  3/15/2028
g
1,445,178
Trivium Packaging Finance
1,040,000 5.500%,  8/15/2026
g
988,093
470,000 8.500%,  8/15/2027
g
452,123
United Rentals North America, Inc.
1,710,000 3.875%,  2/15/2031 1,474,025
WESCO Distribution, Inc.
2,510,000 7.250%,  6/15/2028
g
2,559,648
Total 82,961,486
Communications Services (11.5%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
1,873,000 10.500%,  2/15/2028
g
1,062,927
Altice Financing SA
935,000 5.750%,  8/15/2029
g
701,175
Altice France SA/France
1,410,000 5.125%,  7/15/2029
g
987,445
2,676,000 5.500%,  10/15/2029
g
1,899,978

High Yield Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.3%) Value
Communications Services (11.5%) - continued
AMC Networks, Inc.
$ 810,000 5.000%,  4/1/2024 $ 797,335
1,623,000 4.250%,  2/15/2029 901,414
C&W Senior Financing DAC
475,000 6.875%,  9/15/2027
g
431,167
CCO Holdings, LLC/CCO Holdings
Capital Corporation
2,521,000 5.000%,  2/1/2028
g
2,329,735
3,250,000 5.375%,  6/1/2029
g
2,970,026
347,000 6.375%,  9/1/2029
g
331,795
3,760,000 4.750%,  3/1/2030
g
3,259,044
1,814,000 4.250%,  2/1/2031
g
1,491,275
1,218,000 4.750%,  2/1/2032
g
1,005,592
Clear Channel Worldwide
Holdings, Inc.
2,458,000 5.125%,  8/15/2027
g
2,257,061
Connect Finco SARL/Connect US
Finco, LLC
1,048,000 6.750%,  10/1/2026
g
1,004,737
CSC Holdings, LLC
2,340,000 5.375%,  2/1/2028
g
1,954,060
1,432,000 6.500%,  2/1/2029
g
1,215,932
2,325,000 4.125%,  12/1/2030
g
1,681,034
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
835,000 5.875%,  8/15/2027
g
753,774
DISH DBS Corporation
634,000 5.875%,  11/15/2024 578,807
1,019,000 5.250%,  12/1/2026
g
834,566
719,000 7.375%,  7/1/2028 404,437
760,000 5.750%,  12/1/2028
g
584,834
1,162,000 5.125%,  6/1/2029 583,905
DISH Network Corporation
321,000 11.750%,  11/15/2027
g
323,112
Frontier Communications
Holdings, LLC
840,000 5.875%,  10/15/2027
g
769,379
1,410,000 5.000%,  5/1/2028
g
1,194,845
840,000 6.750%,  5/1/2029
g
649,404
510,000 8.750%,  5/15/2030
g
492,040
GCI, LLC
3,410,000 4.750%,  10/15/2028
g
2,964,065
Gray Escrow II, Inc.
5,021,000 5.375%,  11/15/2031
g,h
3,503,629
Iliad Holding SASU
2,471,000 6.500%,  10/15/2026
g
2,368,112
Lamar Media Corporation
1,109,000 3.625%,  1/15/2031 928,389
LCPR Senior Secured Financing
DAC
3,330,000 6.750%,  10/15/2027
g
3,114,517
Level 3 Financing, Inc.
1,981,000 4.625%,  9/15/2027
g
1,504,878
1,640,000 4.250%,  7/1/2028
g
1,160,704
957,000 10.500%,  5/15/2030
g
991,323
News Corporation
1,610,000 3.875%,  5/15/2029
g
1,421,759
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
1,188,000 6.250%,  6/15/2025
g
1,172,946
815,000 4.625%,  3/15/2030
g
681,829
Playtika Holding Corporation
1,770,000 4.250%,  3/15/2029
g
1,562,091
Principal
Amount Long-Term Fixed Income (90.3%) Value
Communications Services (11.5%) - continued
Radiate Holdco, LLC/Radiate
Finance, Inc.
$ 945,000 6.500%,  9/15/2028
g
$ 566,478
Scripps Escrow II, Inc.
761,000 3.875%,  1/15/2029
g
632,711
Sirius XM Radio, Inc.
630,000 3.125%,  9/1/2026
g
568,449
360,000 5.000%,  8/1/2027
g
334,472
1,640,000 4.000%,  7/15/2028
g
1,426,935
860,000 3.875%,  9/1/2031
g
673,343
Sprint Corporation
5,960,000 7.625%,  2/15/2025 6,094,882
TEGNA, Inc.
2,170,000 4.625%,  3/15/2028 1,942,150
Telecom Italia Capital SA
240,000 6.000%,  9/30/2034 194,135
Telecom Italia SPA/Milano
424,000 5.303%,  5/30/2024
g
415,680
Telesat Canada/Telesat, LLC
1,080,000 4.875%,  6/1/2027
g
633,333
405,000 6.500%,  10/15/2027
g
162,000
United States Cellular Corporation
1,711,000 6.700%,  12/15/2033 1,484,292
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
2,232,000 4.750%,  4/15/2028
g
1,861,964
Univision Communications, Inc.
1,397,000 6.625%,  6/1/2027
g
1,359,233
VZ Secured Financing BV
2,000,000 5.000%,  1/15/2032
g
1,625,245
Warnermedia Holdings, Inc.
2,300,000 4.054%,  3/15/2029 2,110,667
WMG Acquisition Corporation
1,353,000 3.000%,  2/15/2031
g,h
1,106,091
YPSO Finance BIS SA
780,000 10.500%,  5/15/2027
g
330,051
Total 78,347,188
Consumer Cyclical (17.7%)
1011778 B.C., ULC/New Red
Finance, Inc.
4,025,000 4.375%,  1/15/2028
g
3,719,042
1,385,000 4.000%,  10/15/2030
g
1,190,203
Adient Global Holdings, Ltd.
1,097,000 4.875%,  8/15/2026
g
1,053,228
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
1,465,000 6.625%,  7/15/2026
g
1,398,951
940,000 6.000%,  6/1/2029
g
717,055
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,175,000 4.625%,  6/1/2028
g
998,750
700,000 4.625%,  6/1/2028
g
593,677
Allison Transmission, Inc.
1,970,000 3.750%,  1/30/2031
g
1,665,401
American Axle & Manufacturing,
Inc.
1,945,000 6.500%,  4/1/2027
h
1,893,389
Arko Corporation
1,344,000 5.125%,  11/15/2029
g
1,117,261

High Yield Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.3%) Value
Consumer Cyclical (17.7%) - continued
Ashton Woods USA, LLC/Ashton
Woods Finance Company
$ 700,000 4.625%,  8/1/2029
g
$ 605,724
1,333,000 4.625%,  4/1/2030
g
1,139,715
Boyd Gaming Corporation
1,880,000 4.750%,  6/15/2031
g
1,682,178
Boyne USA, Inc.
754,000 4.750%,  5/15/2029
g
688,453
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
1,875,000 5.000%,  6/15/2029
g
1,556,250
435,000 4.875%,  2/15/2030
g
353,327
Caesars Entertainment, Inc.
3,072,000 6.250%,  7/1/2025
g
3,055,274
1,400,000 8.125%,  7/1/2027
g,h
1,435,942
2,153,000 4.625%,  10/15/2029
g
1,895,335
Carnival Corporation
1,558,000 10.500%,  2/1/2026
g
1,642,311
2,147,000 5.750%,  3/1/2027
g
1,985,997
850,000 4.000%,  8/1/2028
g
755,742
Cedar Fair, LP
1,849,000 5.250%,  7/15/2029
h
1,658,325
Churchill Downs, Inc.
935,000 4.750%,  1/15/2028
g
864,294
809,000 6.750%,  5/1/2031
g
790,717
Cinemark USA, Inc.
2,246,000 5.875%,  3/15/2026
g,h
2,125,951
Clarios Global, LP/Clarios US
Finance Company, Inc.
1,800,000 6.750%,  5/15/2028
g
1,808,034
Ford Motor Company
3,138,000 3.250%,  2/12/2032 2,481,009
1,656,000 6.100%,  8/19/2032 1,602,137
Ford Motor Credit Company, LLC
2,000,000 2.300%,  2/10/2025 1,875,350
2,090,000 4.134%,  8/4/2025 1,993,435
2,900,000 3.375%,  11/13/2025 2,711,435
1,725,000 7.350%,  3/6/2030 1,785,749
Goodyear Tire & Rubber Company
1,405,000 5.000%,  7/15/2029
h
1,295,560
1,170,000 5.250%,  7/15/2031
h
1,041,313
Guitar Center Escrow Issuer II, Inc.
500,000 8.500%,  1/15/2026
g
460,000
Hanesbrands, Inc.
1,885,000 4.875%,  5/15/2026
g
1,767,299
Hilton Domestic Operating
Company, Inc.
1,950,000 4.875%,  1/15/2030 1,828,126
887,000 3.625%,  2/15/2032
g
744,329
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
1,742,000 5.000%,  6/1/2029
g
1,556,982
International Game Technology plc
1,500,000 6.250%,  1/15/2027
g
1,494,375
550,000 5.250%,  1/15/2029
g
522,501
Jacobs Entertainment, Inc.
1,097,000 6.750%,  2/15/2029
g
999,183
Jaguar Land Rover Automotive plc
2,134,000 5.500%,  7/15/2029
g
1,888,347
KB Home
1,870,000 6.875%,  6/15/2027 1,902,731
Principal
Amount Long-Term Fixed Income (90.3%) Value
Consumer Cyclical (17.7%) - continued
L Brands, Inc.
$ 1,810,000 5.250%,  2/1/2028 $ 1,724,272
2,190,000 6.625%,  10/1/2030
g
2,116,380
970,000 6.875%,  11/1/2035 900,240
Live Nation Entertainment, Inc.
1,440,000 4.750%,  10/15/2027
g
1,337,400
Macy's Retail Holdings, LLC
2,240,000 5.875%,  4/1/2029
g,h
2,080,848
Mattamy Group Corporation
1,300,000 4.625%,  3/1/2030
g
1,140,353
Michaels Companies, Inc.
1,314,000 5.250%,  5/1/2028
g,h
1,116,953
NCL Corporation, Ltd.
389,000 3.625%,  12/15/2024
g
373,583
540,000 5.875%,  3/15/2026
g
510,979
1,822,000 5.875%,  2/15/2027
g
1,774,314
Nissan Motor Company, Ltd.
398,000 3.522%,  9/17/2025
g
375,723
369,000 4.345%,  9/17/2027
g
343,402
367,000 4.810%,  9/17/2030
g
331,316
Nordstrom, Inc.
764,000 4.250%,  8/1/2031 602,490
OPENLANE, Inc.
287,000 5.125%,  6/1/2025
g
279,739
PENN Entertainment, Inc.
1,400,000 4.125%,  7/1/2029
g,h
1,156,365
PetSmart, Inc./PetSmart Finance
Corporation
1,408,000 4.750%,  2/15/2028
g
1,291,101
3,225,000 7.750%,  2/15/2029
g
3,145,858
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
3,337,000 5.750%,  4/15/2026
g
3,271,640
1,595,000 3.375%,  8/31/2027
g
1,407,982
1,484,000 6.250%,  1/15/2028
g,h
1,397,083
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
2,905,000 5.750%,  1/15/2029
g
2,149,575
Royal Caribbean Cruises, Ltd.
2,628,000 4.250%,  7/1/2026
g
2,442,667
1,200,000 5.375%,  7/15/2027
g
1,140,989
1,261,000 9.250%,  1/15/2029
g
1,342,497
Scientific Games International, Inc.
2,700,000 7.250%,  11/15/2029
g
2,693,250
680,000 6.625%,  3/1/2030
g
602,521
SeaWorld Parks and
Entertainment, Inc.
1,219,000 5.250%,  8/15/2029
g
1,097,100
Six Flags Theme Parks, Inc.
503,000 7.000%,  7/1/2025
g
504,229
Staples, Inc.
656,000 10.750%,  4/15/2027
g
375,107
Station Casinos, LLC
700,000 4.500%,  2/15/2028
g
634,949
724,000 4.625%,  12/1/2031
g
611,780
Travel + Leisure Company
830,000 6.625%,  7/31/2026
g
826,215
Tripadvisor, Inc.
406,000 7.000%,  7/15/2025
g
406,735
Uber Technologies, Inc.
1,460,000 6.250%,  1/15/2028
g
1,448,700

High Yield Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.3%) Value
Consumer Cyclical (17.7%) - continued
VICI Properties, LP/VICI Note
Company, Inc.
$ 2,250,000 5.750%,  2/1/2027
g
$ 2,219,923
2,010,000 3.750%,  2/15/2027
g
1,855,627
Viking Cruises, Ltd.
2,331,000 5.875%,  9/15/2027
g
2,179,695
Wabash National Corporation
2,141,000 4.500%,  10/15/2028
g
1,803,793
WASH Multifamily Acquisition, Inc.
945,000 5.750%,  4/15/2026
g
879,263
Wyndham Hotels & Resorts, Inc.
1,460,000 4.375%,  8/15/2028
g,h
1,336,186
ZF North America Capital, Inc.
947,000 6.875%,  4/14/2028
g
961,808
Total 120,531,017
Consumer Non-Cyclical (12.0%)
1375209 B.C., Ltd.
1,339,000 9.000%,  1/30/2028
g
1,342,345
AdaptHealth, LLC
1,086,000 4.625%,  8/1/2029
g
890,239
Albertson's Companies, Inc.
4,230,000 5.875%,  2/15/2028
g
4,118,962
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
1,830,000 4.625%,  1/15/2027
g
1,734,196
384,000 3.500%,  3/15/2029
g
334,292
Aramark Services, Inc.
2,587,000 5.000%,  2/1/2028
g
2,431,789
B&G Foods, Inc.
811,000 5.250%,  9/15/2027 699,367
Bausch Health Companies, Inc.
1,154,000 5.500%,  11/1/2025
g,h
1,038,600
1,635,000 4.875%,  6/1/2028
g
991,301
1,577,000 11.000%,  9/30/2028
g
1,162,645
BellRing Brands, Inc.
1,124,000 7.000%,  3/15/2030
g
1,128,249
Catalent Pharma Solutions, Inc.
543,000 3.125%,  2/15/2029
g
453,102
Central Garden & Pet Company
2,320,000 4.125%,  10/15/2030 1,972,383
Cheplapharm Arzneimittel GmbH
280,000 5.500%,  1/15/2028
g
254,960
Chobani, LLC/Chobani Finance
Corporation, Inc.
1,968,000 4.625%,  11/15/2028
g
1,790,854
CHS/Community Health Systems,
Inc.
1,835,000 5.625%,  3/15/2027
g
1,632,776
1,576,000 4.750%,  2/15/2031
g
1,193,946
Coty, Inc.
1,602,000 5.000%,  4/15/2026
g
1,545,852
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
2,393,000 4.750%,  1/15/2029
g
2,219,334
1,358,000 6.625%,  7/15/2030
g
1,369,883
Edgewell Personal Care Company
1,460,000 5.500%,  6/1/2028
g
1,383,350
Embecta Corporation
1,210,000 5.000%,  2/15/2030
g,h
998,250
Principal
Amount Long-Term Fixed Income (90.3%) Value
Consumer Non-Cyclical (12.0%) - continued
Encompass Health Corporation
$ 3,545,000 4.500%,  2/1/2028 $ 3,292,917
Energizer Holdings, Inc.
2,330,000 4.750%,  6/15/2028
g
2,092,876
Fortrea Holdings, Inc.
545,000 7.500%,  7/1/2030
g
556,986
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
950,000 7.875%,  9/1/2025
g
902,485
HLF Financing SARL, LLC/
Herbalife International, Inc.
2,345,000 4.875%,  6/1/2029
g
1,782,200
Jazz Securities DAC
1,066,000 4.375%,  1/15/2029
g
947,795
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
800,000 5.125%,  2/1/2028
g
776,534
Lamb Weston Holdings, Inc.
920,000 4.125%,  1/31/2030
g
811,942
Legacy LifePoint Health, LLC
814,000 4.375%,  2/15/2027
g
702,075
Mattel, Inc.
2,275,000 3.375%,  4/1/2026
g
2,115,114
1,025,000 5.875%,  12/15/2027
g
1,005,077
Mozart Debt Merger Sub, Inc.
1,398,000 3.875%,  4/1/2029
g
1,224,190
1,527,000 5.250%,  10/1/2029
g,h
1,354,722
Organon & Company/Organon
Foreign Debt Co-Issuer BV
2,359,000 4.125%,  4/30/2028
g
2,113,998
Owens & Minor, Inc.
1,820,000 6.625%,  4/1/2030
g,h
1,666,168
Performance Food Group, Inc.
1,183,000 4.250%,  8/1/2029
g
1,050,879
Perrigo Finance Unlimited
Company
1,614,000 4.375%,  3/15/2026 1,530,587
Pilgrim's Pride Corporation
1,366,000 3.500%,  3/1/2032 1,102,772
Post Holdings, Inc.
716,000 5.625%,  1/15/2028
g
691,899
766,000 5.500%,  12/15/2029
g
711,368
1,715,000 4.500%,  9/15/2031
g
1,460,132
Primo Water Holdings, Inc.
1,633,000 4.375%,  4/30/2029
g
1,433,839
SEG Holding, LLC
3,275,000 5.625%,  10/15/2028
g
3,093,531
Simmons Foods, Inc.
2,568,000 4.625%,  3/1/2029
g
2,144,280
Spectrum Brands, Inc.
1,740,000 5.000%,  10/1/2029
g
1,566,000
730,000 5.500%,  7/15/2030
g
666,695
Syneos Health, Inc.
2,030,000 3.625%,  1/15/2029
g
2,009,758
Tenet Healthcare Corporation
3,960,000 5.125%,  11/1/2027 3,760,387
1,545,000 6.750%,  5/15/2031
g
1,534,674
Teva Pharmaceutical Finance
Netherlands III BV
3,933,000 3.150%,  10/1/2026 3,558,051
TreeHouse Foods, Inc.
2,174,000 4.000%,  9/1/2028 1,898,446

High Yield Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.3%) Value
Consumer Non-Cyclical (12.0%) - continued
United Natural Foods, Inc.
$ 1,697,000 6.750%,  10/15/2028
g,h
$ 1,413,669
Total 81,658,721
Energy (12.7%)
Antero Resources Corporation
490,000 5.375%,  3/1/2030
g
456,726
Archrock Partners, LP/Archrock
Partners Finance Corporation
970,000 6.250%,  4/1/2028
g
914,225
Baytex Energy Corporation
1,082,000 8.500%,  4/30/2030
g
1,096,424
Buckeye Partners, LP
825,000 4.125%,  12/1/2027 746,625
1,530,000 4.500%,  3/1/2028
g
1,381,835
Callon Petroleum Company
1,971,000 6.375%,  7/1/2026
h
1,931,240
669,000 7.500%,  6/15/2030
g,h
649,477
Cheniere Energy Partners, LP
232,000 3.250%,  1/31/2032 193,056
Chesapeake Energy Corporation
930,000 6.750%,  4/15/2029
g
925,857
Chord Energy Corporation
930,000 6.375%,  6/1/2026
g
922,940
Civitas Resources, Inc.
613,000 8.375%,  7/1/2028
g
630,507
613,000 8.750%,  7/1/2031
g
634,455
CNX Resources Corporation
732,000 7.375%,  1/15/2031
g
725,808
Comstock Resources, Inc.
2,700,000 5.875%,  1/15/2030
g
2,390,000
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
2,345,000 5.500%,  6/15/2031
g
2,132,823
Crescent Energy Finance, LLC
1,494,000 9.250%,  2/15/2028
g
1,519,697
CrownRock, LP/CrownRock
Finance, Inc.
1,710,000 5.625%,  10/15/2025
g
1,684,350
DT Midstream, Inc.
1,390,000 4.125%,  6/15/2029
g
1,232,406
540,000 4.375%,  6/15/2031
g
468,796
Enerflex, Ltd.
1,080,000 9.000%,  10/15/2027
g
1,086,691
EnLink Midstream, LLC
2,425,000 5.625%,  1/15/2028
g
2,370,699
810,000 6.500%,  9/1/2030
g
815,290
EQM Midstream Partners, LP
3,733,000 4.750%,  1/15/2031
g
3,332,830
Ferrellgas, LP/Ferrellgas Finance
Corporation
1,423,000 5.375%,  4/1/2026
g
1,339,963
Genesis Energy LP/Genesis
Energy Finance Corporation
1,080,000 8.875%,  4/15/2030 1,077,229
Harvest Midstream, LP
3,170,000 7.500%,  9/1/2028
g
3,115,433
Hess Midstream Operations, LP
710,000 5.625%,  2/15/2026
g
699,350
1,395,000 4.250%,  2/15/2030
g
1,224,112
Hilcorp Energy I, LP/Hilcorp
Finance Company
1,911,000 5.750%,  2/1/2029
g
1,767,675
Principal
Amount Long-Term Fixed Income (90.3%) Value
Energy (12.7%) - continued
$ 935,000 6.000%,  2/1/2031
g
$ 846,727
1,440,000 6.250%,  4/15/2032
g
1,308,853
Holly Energy Partners, LP/Holly
Energy Finance Corporation
1,100,000 6.375%,  4/15/2027
g
1,095,655
Howard Midstream Energy
Partners, LLC
2,091,000 6.750%,  1/15/2027
g
2,017,050
ITT Holdings, LLC
1,670,000 6.500%,  8/1/2029
g
1,428,261
Laredo Petroleum, Inc.
2,690,000 7.750%,  7/31/2029
g
2,299,950
MEG Energy Corporation
1,778,000 5.875%,  2/1/2029
g
1,704,454
Mesquite Energy, Inc.
3,260,000 0.000%,  2/15/2023
*,e,f,j
3
Murphy Oil Corporation
1,465,000 5.875%,  12/1/2027 1,449,058
Nabors Industries, Ltd.
1,755,000 7.250%,  1/15/2026
g
1,689,644
New Fortress Energy, Inc.
840,000 6.750%,  9/15/2025
g
799,943
Noble Finance II, LLC
1,350,000 8.000%,  4/15/2030
g
1,388,812
Northern Oil and Gas, Inc.
1,368,000 8.750%,  6/15/2031
g
1,378,324
Northriver Midstream Finance, LP
665,000 5.625%,  2/15/2026
g
635,540
NuStar Logistics, LP
485,000 5.750%,  10/1/2025 476,513
Patterson-UTI Energy, Inc.
935,000 3.950%,  2/1/2028 861,198
470,000 5.150%,  11/15/2029 436,279
Precision Drilling Corporation
1,395,000 6.875%,  1/15/2029
g,h
1,315,443
Range Resources Corporation
1,718,000 4.750%,  2/15/2030
g
1,579,014
Rockcliff Energy II, LLC
1,509,000 5.500%,  10/15/2029
g
1,381,862
SM Energy Company
820,000 5.625%,  6/1/2025 803,578
1,908,000 6.750%,  9/15/2026 1,874,610
Southwestern Energy Company
976,000 4.750%,  2/1/2032 867,212
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
1,657,000 5.875%,  3/1/2027 1,621,847
Sunoco, LP/Sunoco Finance
Corporation
975,000 4.500%,  5/15/2029 875,450
784,000 4.500%,  4/30/2030 695,104
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
1,880,000 5.500%,  1/15/2028
g
1,729,600
Targa Resources Partners, LP
1,415,000 6.500%,  7/15/2027 1,421,490
Teine Energy, Ltd.
930,000 6.875%,  4/15/2029
g
855,600
Transocean, Inc.
2,922,000 11.500%,  1/30/2027
g
3,064,060

High Yield Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.3%) Value
Energy (12.7%) - continued
USA Compression Partners, LP/
USA Compression Finance
Corporation
$ 1,100,000 6.875%,  4/1/2026 $ 1,090,103
700,000 6.875%,  9/1/2027 674,317
Venture Global Calcasieu Pass,
LLC
1,969,000 3.875%,  8/15/2029
g
1,704,971
882,000 6.250%,  1/15/2030
g
862,440
1,280,000 4.125%,  8/15/2031
g
1,085,739
Venture Global LNG, Inc.
2,787,000 8.375%,  6/1/2031
g
2,828,016
Weatherford International, Ltd.
2,151,000 8.625%,  4/30/2030
g
2,204,510
Western Gas Partners, LP
1,154,000 4.650%,  7/1/2026 1,119,668
Total 86,937,417
Financials (7.9%)
AerCap Holdings NV
2,460,000 5.875%,  10/10/2079
b
2,378,048
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
1,075,000 6.750%,  10/15/2027
g
1,018,244
Ally Financial, Inc.
348,000 6.700%,  2/14/2033 323,960
AmWINS Group, Inc.
1,238,000 4.875%,  6/30/2029
g
1,135,786
Avolon Holdings Funding, Ltd.
952,000 2.528%,  11/18/2027
g
816,111
Burford Capital Global Finance,
LLC
1,600,000 9.250%,  7/1/2031
g
1,616,000
Centene Corporation
545,000 4.250%,  12/15/2027 513,362
871,000 4.625%,  12/15/2029 809,795
830,000 3.375%,  2/15/2030 714,138
Credit Acceptance Corporation
1,903,000 5.125%,  12/31/2024
g
1,864,632
Drawbridge Special Opportunities
Fund, LP
3,052,000 3.875%,  2/15/2026
g
2,725,180
Enact Holdings, Inc.
1,032,000 6.500%,  8/15/2025
g
1,021,716
Fortress Transportation and
Infrastructure Investors, LLC
1,659,000 6.500%,  10/1/2025
g
1,643,255
702,000 9.750%,  8/1/2027
g
730,898
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
4,000,000 3.750%,  12/15/2027
g
3,191,992
HUB International, Ltd.
2,024,000 5.625%,  12/1/2029
g
1,806,477
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
2,503,000 4.750%,  9/15/2024 2,421,414
461,000 6.250%,  5/15/2026 432,159
1,084,000 5.250%,  5/15/2027 955,547
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
544,000 5.000%,  8/15/2028
g
464,865
Principal
Amount Long-Term Fixed Income (90.3%) Value
Financials (7.9%) - continued
Macquarie Airfinance Holdings,
Ltd.
$ 675,000 8.375%,  5/1/2028
g
$ 687,278
Molina Healthcare, Inc.
1,370,000 4.375%,  6/15/2028
g
1,256,189
MPT Operating Partnership, LP/
MPT Finance Corporation
1,376,000 4.625%,  8/1/2029 1,092,972
Nationstar Mortgage Holdings,
Inc.
1,364,000 6.000%,  1/15/2027
g
1,303,466
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
2,078,000 4.500%,  9/30/2028
g
1,610,450
NFP Corporation
815,000 6.875%,  8/15/2028
g
721,367
Office Properties Income Trust
589,000 2.650%,  6/15/2026 437,817
OneMain Finance Corporation
1,058,000 6.875%,  3/15/2025 1,054,487
1,753,000 7.125%,  3/15/2026 1,736,537
1,152,000 4.000%,  9/15/2030 905,031
Park Intermediate Holdings, LLC
1,477,000 4.875%,  5/15/2029
g
1,290,529
PennyMac Financial Services, Inc.
1,086,000 4.250%,  2/15/2029
g
896,536
PRA Group, Inc.
1,635,000 7.375%,  9/1/2025
g
1,574,260
675,000 8.375%,  2/1/2028
g
615,937
Quicken Loans, LLC
1,514,000 3.875%,  3/1/2031
g
1,245,265
RLJ Lodging Trust, LP
677,000 3.750%,  7/1/2026
g
623,686
1,466,000 4.000%,  9/15/2029
g
1,228,801
Service Properties Trust
1,448,000 4.650%,  3/15/2024 1,422,738
424,000 4.350%,  10/1/2024 407,095
2,137,000 7.500%,  9/15/2025 2,112,106
SLM Corporation
700,000 4.200%,  10/29/2025 657,419
Synchrony Financial
348,000 7.250%,  2/2/2033 326,320
UBS Group AG
950,000 2.193%,  6/5/2026
b,g
881,060
United Wholesale Mortgage, LLC
375,000 5.500%,  11/15/2025
g
360,521
1,059,000 5.500%,  4/15/2029
g
930,996
USI, Inc./NY
542,000 6.875%,  5/1/2025
g
539,813
XHR, LP
677,000 6.375%,  8/15/2025
g
665,600
762,000 4.875%,  6/1/2029
g,h
662,865
Total 53,830,720
Technology (5.4%)
AthenaHealth Group, Inc.
1,788,000 6.500%,  2/15/2030
g,h
1,514,992
Black Knight InfoServ, LLC
2,425,000 3.625%,  9/1/2028
g
2,218,875
Cloud Software Group, Inc.
721,000 6.500%,  3/31/2029
g
648,927
540,000 9.000%,  9/30/2029
g
483,648

High Yield Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.3%) Value
Technology (5.4%) - continued
CommScope Technologies, LLC
$ 2,702,000 6.000%,  6/15/2025
g,h
$ 2,450,256
CommScope, Inc.
1,470,000 7.125%,  7/1/2028
g,h
970,200
Everi Holdings, Inc.
935,000 5.000%,  7/15/2029
g
822,800
II-VI, Inc.
848,000 5.000%,  12/15/2029
g,h
763,200
Iron Mountain, Inc.
3,455,000 5.250%,  3/15/2028
g
3,240,834
610,000 5.000%,  7/15/2028
g
564,869
980,000 5.250%,  7/15/2030
g
885,921
1,830,000 4.500%,  2/15/2031
g
1,577,672
MSCI, Inc.
2,390,000 3.250%,  8/15/2033
g
1,949,576
NCR Corporation
1,903,000 5.750%,  9/1/2027
g
1,914,905
2,056,000 5.125%,  4/15/2029
g
1,838,576
Open Text Corporation
2,058,000 3.875%,  12/1/2029
g
1,740,833
1,427,000 4.125%,  2/15/2030
g
1,223,295
PTC, Inc.
360,000 3.625%,  2/15/2025
g
347,805
1,055,000 4.000%,  2/15/2028
g
968,208
Rackspace Technology Global,
Inc.
965,000 3.500%,  2/15/2028
g
431,636
550,000 5.375%,  12/1/2028
g
152,292
Seagate HDD Cayman
2,208,000 4.091%,  6/1/2029 1,940,339
Sensata Technologies, Inc.
1,157,000 3.750%,  2/15/2031
g
977,179
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
1,000,000 4.625%,  11/1/2026
g
944,850
SS&C Technologies, Inc.
3,990,000 5.500%,  9/30/2027
g
3,854,661
Unisys Corporation
1,460,000 6.875%,  11/1/2027
g
1,192,061
Viavi Solutions, Inc.
1,606,000 3.750%,  10/1/2029
g
1,378,174
Total 36,996,584
Transportation (2.9%)
Allegiant Travel Company
1,220,000 7.250%,  8/15/2027
g
1,203,583
American Airlines Group, Inc.
469,000 3.750%,  3/1/2025
g
446,062
American Airlines, Inc.
1,381,000 11.750%,  7/15/2025
g
1,522,061
978,000 7.250%,  2/15/2028
g
970,955
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
1,304,417 5.500%,  4/20/2026
g
1,284,866
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
1,750,000 5.375%,  3/1/2029
g,h
1,628,232
Delta Air Lines, Inc.
798,000 7.000%,  5/1/2025
g
816,473
344,000 7.375%,  1/15/2026 357,115
Hawaiian Brand Intellectual
Property, Ltd.
1,862,000 5.750%,  1/20/2026
g
1,757,593
Principal
Amount Long-Term Fixed Income (90.3%) Value
Transportation (2.9%) - continued
Hertz Corporation
$ 1,333,000 4.625%,  12/1/2026
g
$ 1,204,299
1,599,000 5.000%,  12/1/2029
g
1,320,920
Rand Parent, LLC
1,418,000 8.500%,  2/15/2030
g,h
1,333,364
Spirit Loyalty Cayman, Ltd.
450,000 8.000%,  9/20/2025
g
453,951
United Airlines, Inc.
1,058,000 4.375%,  4/15/2026
g
1,001,754
1,257,000 4.625%,  4/15/2029
g
1,137,165
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
2,063,000 6.375%,  2/1/2030
g
1,746,268
XPO Escrow Sub, LLC
1,619,000 7.500%,  11/15/2027
g
1,673,625
Total 19,858,286
Utilities (2.8%)
Calpine Corporation
1,145,000 4.500%,  2/15/2028
g
1,050,985
Edison International
1,155,000 5.000%,  12/15/2026
b,k
997,887
Leeward Renewable Energy
Operations, LLC
935,000 4.250%,  7/1/2029
g
827,681
NextEra Energy Operating
Partners, LP
2,548,000 3.875%,  10/15/2026
g
2,369,045
NRG Energy, Inc.
1,270,000 5.250%,  6/15/2029
g
1,146,143
PG&E Corporation
1,944,000 5.000%,  7/1/2028
h
1,798,466
Sunnova Energy Corporation
930,000 5.875%,  9/1/2026
g
834,752
Talen Energy Supply, LLC
1,312,000 8.625%,  6/1/2030
g
1,361,699
Terraform Global Operating, LLC
2,340,000 6.125%,  3/1/2026
g
2,285,548
TerraForm Power Operating, LLC
3,120,000 5.000%,  1/31/2028
g
2,895,446
Vistra Corporation
1,938,000 7.000%,  12/15/2026
b,g,k
1,724,820
Vistra Operations Company, LLC
2,042,000 5.000%,  7/31/2027
g
1,923,728
Total 19,216,200
Total Long-Term Fixed Income
(cost $669,099,297) 615,906,162
Shares
Collateral Held for Securities
Loaned ( 5.1% ) Value
34,825,670 Thrivent Cash Management Trust 34,825,670
Total Collateral Held for
Securities Loaned
(cost $34,825,670) 34,825,670
Shares
Registered Investment
Companies ( 3.0% ) Value
U.S. Unaffiliated  (3.0%)
62,941 SPDR Bloomberg High Yield Bond
ETF 5,837,778

High Yield Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (3.0%) Value
U.S. Unaffiliated  (3.0%)- continued
593,361 SPDR Bloomberg Short Term High
Yield Bond ETF
h
$ 14,733,153
Total 20,570,931
Total Registered Investment
Companies (cost $20,827,808) 20,570,931
Shares Common Stock ( 0.1% ) Value
Communications Services (0.1%)
73,061 Windstream Services, LLC
l
694,079
Total 694,079
Energy (<0.1%)
11,318 California Resources Corporation,
Warrants (Expires 10/27/2024) 204,856
Total 204,856
Total Common Stock
(cost $721,636) 898,935
Shares or
Principal
Amount Short-Term Investments ( 1.7% ) Value
Thrivent Core Short-Term Reserve
Fund
1,055,508 5.550% 10,555,075
U.S. Treasury Bills
1,100,000 5.254%, 10/19/2023
m,n
1,087,303
Total Short-Term Investments
(cost $11,636,903) 11,642,378
Total Investments (cost
$766,437,892) 104.3% $711,588,186
Other Assets and Liabilities, Net
(4.3%) (29,349,692)
Total Net Assets 100.0% $682,238,494
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Defaulted security.  Interest is not being accrued.
f In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2023, the value of these investments was $496,703,367 or 72.8%
of total net assets.
h All or a portion of the security is on loan.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of July 31, 2023.
j Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Fund as of July 31, 2023 was $20,113 or 0.00% of total net
assets. The following table indicates the acquisition date
and cost of restricted securities shown in the schedule as of
July 31, 2023.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 490,667
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 2,712,434
Mesquite Energy, Inc., 2/15/2023 6/30/2020 –
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
July 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 31,801,242
Common Stock 1,862,250
Total lending $33,663,492
Gross amount payable upon return of
collateral for securities loaned $34,825,670
Net amounts due to counterparty $1,162,178
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
TSFR1M - CME Term SOFR 1 Month

High Yield Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,845,647 – 2,845,647 –
Capital Goods 2,272,671 – 2,272,671 –
Communications Services 8,347,295 – 8,347,295 –
Consumer Cyclical 1,305,921 – 1,305,921 –
Consumer Non-Cyclical 3,537,420 – 3,537,420 –
Energy 1,320,194 – 1,320,194 –
Technology 4,629,876 – 4,629,876 –
Transportation 3,485,086 – 3,485,086 –
Long-Term Fixed Income
Basic Materials 35,568,543 – 35,568,543 –
Capital Goods 82,961,486 – 82,961,486 –
Communications Services 78,347,188 – 78,347,188 –
Consumer Cyclical 120,531,017 – 120,531,017 –
Consumer Non-Cyclical 81,658,721 – 81,658,721 –
Energy 86,937,417 – 86,937,414 3
Financials 53,830,720 – 53,830,720 –
Technology 36,996,584 – 36,996,584 –
Transportation 19,858,286 – 19,858,286 –
Utilities 19,216,200 – 19,216,200 –
Registered Investment Companies
U.S. Unaffiliated 20,570,931 20,570,931 – –
Common Stock
Communications Services 694,079 – 694,079 –
Energy 204,856 204,856 – –
Short-Term Investments 1,087,303 – 1,087,303 –
Subtotal Investments in Securities $666,207,441 $20,775,787 $645,431,651 $3
Other Investments  * Total
Affiliated Short-Term Investments 10,555,075
Collateral Held for Securities Loaned 34,825,670
Subtotal Other Investments $45,380,745
Total Investments at Value $711,588,186
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2023, in valuing High Yield Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Credit Default Swaps 342,241 – 342,241 –
Total Liability Derivatives $342,241 $– $342,241 $–

High Yield Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents High Yield Fund's swaps contracts held as of July 31, 2023. Investments totaling $1,087,303 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 40, 5 Year, at 5.00%, Quarterly Buy 6/20/2028 $ 14,200,000 $ – ( $ 342,241) ( $ 342,241)
Total Credit Default Swaps $– ($342,241) ($342,241)
1 As the buyer of protection, High Yield Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments High Yield Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $8,909 $97,156 $95,510 $ 10,555 1,056 1.6%
Total Affiliated Short-Term Investments 8,909 10,555 1.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   52,200 368,420 385,794 34,826 34,826 5.1
Total Collateral Held for Securities Loaned 52,200 34,826 5.1
Total Value $61,109 $45,381
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $– $– $– $469
Total Income/Non Income Cash from Affiliated Investments $469
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 480
Total Affiliated Income from Securities Loaned, Net $480
Total $– $– $–

Income Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 94 .8% ) Value
Asset-Backed Securities (2.4%)
Ares XL CLO, Ltd.
$ 3,750,000
7.370%,  (TSFR3M +
2.062%), 1/15/2029, Ser.
2016-40A, Class BRR
a,b
$ 3,666,345
Atrium IX
2,400,000
7.463%,  (LIBOR 3M +
2.000%), 5/28/2030, Ser. 9A,
Class CR2
a,b
2,362,452
Benefit Street Partners CLO II, Ltd.
2,400,000
7.470%,  (TSFR3M +
2.162%), 7/15/2029, Ser.
2013-IIA, Class BR2
a,b
2,398,476
Galaxy XXIII CLO, Ltd.
800,000
7.307%,  (TSFR3M +
1.962%), 4/24/2029, Ser.
2017-23A, Class C1R
a,b
779,333
GMAC Mortgage Corporation
Loan Trust
67,934
5.913%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
37,643
OCP CLO, Ltd.
2,875,000
7.570%,  (TSFR3M +
2.262%), 7/15/2030, Ser.
2017-13A, Class BR
a,b
2,790,639
Octagon Investment Partners 31,
LLC
1,800,000
8.988%,  (TSFR3M +
3.662%), 7/20/2030, Ser.
2017-1A, Class DR
a,b
1,767,441
Park Blue CLO 2022-II, Ltd.
3,400,000
7.876%,  (TSFR3M +
2.550%), 1/20/2035, Ser.
2022-2A, Class A1
a,b
3,429,274
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
87,750
5.752%,  (LIBOR 3M +
0.200%), 12/22/2036, Ser.
A-FP
a,b
85,249
Sound Point CLO XV, Ltd.
3,600,000
7.107%,  (TSFR3M +
1.762%), 1/23/2029, Ser.
2017-1A, Class BR
a,b
3,589,780
Sound Point CLO, Ltd.
1,800,000
7.838%,  (TSFR3M +
2.512%), 1/20/2032, Ser.
2019-1A, Class CR
a,b
1,712,578
Total 22,619,210
Basic Materials (0.8%)
Alcoa Nederland Holding BV
130,000 5.500%,  12/15/2027
a
126,081
Anglo American Capital plc
1,450,000 4.750%,  4/10/2027
a
1,411,679
Freeport-McMoRan, Inc.
180,000 4.125%,  3/1/2028 169,590
Glencore Funding, LLC
1,200,000 3.375%,  9/23/2051
a
795,843
3,013,000 4.000%,  3/27/2027
a
2,883,206
1,800,000 2.500%,  9/1/2030
a
1,474,653
Principal
Amount Long-Term Fixed Income (94.8%) Value
Basic Materials (0.8%) - continued
Olin Corporation
$ 180,000 5.125%,  9/15/2027 $ 172,062
Total 7,033,114
Capital Goods (5.3%)
BAE Systems plc
1,700,000 3.400%,  4/15/2030
a
1,534,161
1,400,000 1.900%,  2/15/2031
a
1,120,723
Boeing Company
4,350,000 5.930%,  5/1/2060 4,344,798
3,800,000 3.250%,  2/1/2028 3,496,965
900,000 5.150%,  5/1/2030 892,365
3,000,000 5.705%,  5/1/2040 2,998,611
Carrier Global Corporation
2,000,000 2.722%,  2/15/2030 1,725,424
1,450,000 2.700%,  2/15/2031 1,226,040
1,900,000 3.377%,  4/5/2040 1,463,070
CNH Industrial Capital, LLC
2,100,000 4.550%,  4/10/2028 2,038,115
General Electric Company
1,287,000
8.882%,  (LIBOR 3M +
3.330%), 9/15/2023
b,d
1,290,182
Howmet Aerospace, Inc.
2,750,000 3.000%,  1/15/2029 2,400,591
1,600,000 5.950%,  2/1/2037 1,626,701
Huntington Ingalls Industries, Inc.
1,100,000 3.844%,  5/1/2025 1,063,599
John Deere Capital Corporation
3,000,000 4.900%,  3/3/2028 3,026,782
L3Harris Technologies, Inc.
1,750,000 5.400%,  1/15/2027 1,754,384
Lockheed Martin Corporation
1,400,000 5.900%,  11/15/2063 1,571,702
Northrop Grumman Corporation
1,250,000 3.250%,  1/15/2028 1,168,559
1,200,000 4.700%,  3/15/2033 1,172,347
Regal Rexnord Corporation
2,150,000 6.050%,  4/15/2028
a
2,136,877
2,200,000 6.300%,  2/15/2030
a
2,196,393
Republic Services, Inc.
2,100,000 4.875%,  4/1/2029 2,092,160
RTX Corporation
2,250,000 3.030%,  3/15/2052 1,532,281
1,800,000 4.125%,  11/16/2028 1,728,311
1,075,000 4.450%,  11/16/2038 979,100
Teledyne Technologies, Inc.
2,000,000 2.250%,  4/1/2028 1,754,549
Textron, Inc.
1,440,000 3.650%,  3/15/2027 1,353,028
Total 49,687,818
Collateralized Mortgage Obligations (<0.1%)
Wachovia Mortgage Loan Trust,
LLC
34,767
4.624%,  5/20/2036, Ser.
2006-A, Class 2A1
b
33,368
Total 33,368
Communications Services (7.1%)
Activision Blizzard, Inc.
3,300,000 2.500%,  9/15/2050 2,148,028
American Tower Corporation
1,440,000 3.125%,  1/15/2027 1,329,393

Income Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.8%) Value
Communications Services (7.1%) - continued
$ 1,900,000 1.875%,  10/15/2030 $ 1,495,707
1,100,000 5.650%,  3/15/2033 1,110,476
AT&T, Inc.
1,750,000 3.650%,  6/1/2051 1,236,704
1,519,000 4.300%,  2/15/2030 1,422,377
1,750,000 2.750%,  6/1/2031 1,452,954
3,368,000 2.550%,  12/1/2033 2,602,528
1,810,000 4.300%,  12/15/2042 1,491,037
1,800,000 4.500%,  3/9/2048 1,473,538
CCO Holdings, LLC/CCO Holdings
Capital Corporation
1,900,000 5.000%,  2/1/2028
a
1,755,849
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
2,500,000 4.800%,  3/1/2050 1,894,489
1,700,000 4.908%,  7/23/2025 1,669,931
1,550,000 6.384%,  10/23/2035 1,522,352
2,000,000 3.500%,  6/1/2041 1,349,622
Comcast Corporation
1,600,000 4.600%,  10/15/2038 1,486,459
1,800,000 4.650%,  7/15/2042 1,646,585
Cox Communications, Inc.
1,800,000 3.350%,  9/15/2026
a
1,688,245
Discovery Communications, LLC
900,000 4.900%,  3/11/2026 886,094
Meta Platforms, Inc.
1,500,000 5.600%,  5/15/2053 1,544,531
1,750,000 4.800%,  5/15/2030 1,755,730
1,750,000 4.950%,  5/15/2033 1,762,246
Netflix, Inc.
800,000 4.875%,  4/15/2028 790,176
2,155,000 5.875%,  11/15/2028 2,220,159
1,200,000 6.375%,  5/15/2029 1,268,816
3,700,000 4.875%,  6/15/2030
a,e
3,614,112
SBA Communications Corporation
180,000 3.125%,  2/1/2029 151,758
Sprint Capital Corporation
130,000 6.875%,  11/15/2028 137,806
3,200,000 8.750%,  3/15/2032 3,855,618
Sprint Corporation
330,000 7.125%,  6/15/2024 333,106
Take-Two Interactive Software, Inc.
1,750,000 5.000%,  3/28/2026 1,736,724
1,400,000 4.950%,  3/28/2028 1,386,270
T-Mobile USA, Inc.
3,600,000 3.400%,  10/15/2052 2,528,139
1,200,000 3.500%,  4/15/2031 1,054,841
1,200,000 3.000%,  2/15/2041 868,973
Verizon Communications, Inc.
3,000,000 3.875%,  3/1/2052 2,314,277
1,400,000 4.000%,  3/22/2050 1,110,960
1,600,000 2.100%,  3/22/2028 1,399,511
1,409,000 1.680%,  10/30/2030 1,105,698
2,800,000 3.400%,  3/22/2041 2,127,468
Warnermedia Holdings, Inc.
2,200,000 5.141%,  3/15/2052 1,788,231
2,400,000 5.050%,  3/15/2042 1,995,267
Total 66,512,785
Principal
Amount Long-Term Fixed Income (94.8%) Value
Consumer Cyclical (5.5%)
Amazon.com, Inc.
$ 1,200,000 3.100%,  5/12/2051 $ 877,968
Caesars Entertainment, Inc.
180,000 6.250%,  7/1/2025
a
179,020
Daimler Trucks Finance North
America, LLC
3,500,000 2.375%,  12/14/2028
a
3,052,231
Expedia Group, Inc.
3,600,000 3.250%,  2/15/2030 3,166,783
General Motors Company
1,575,000 6.800%,  10/1/2027 1,643,911
General Motors Financial
Company, Inc.
1,300,000 5.400%,  4/6/2026 1,292,440
GLP Capital, LP
2,000,000 3.250%,  1/15/2032 1,632,799
Home Depot, Inc.
1,820,000 4.250%,  4/1/2046 1,609,454
Hyatt Hotels Corporation
1,658,000 5.750%,  4/23/2030 1,677,351
Hyundai Capital America
1,200,000 5.500%,  3/30/2026
a
1,194,874
1,700,000 2.375%,  10/15/2027
a
1,489,889
2,500,000 1.800%,  1/10/2028
a
2,122,586
Kohl's Corporation
2,600,000 4.625%,  5/1/2031 1,919,216
1,900,000 5.550%,  7/17/2045 1,218,565
Lennar Corporation
2,300,000 4.750%,  5/30/2025 2,257,651
Lowe's Companies, Inc.
1,300,000 5.625%,  4/15/2053 1,291,789
3,250,000 2.625%,  4/1/2031 2,746,282
Marriott International, Inc./MD
4,100,000 4.625%,  6/15/2030 3,918,896
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 1,628,067
Starbucks Corporation
3,000,000 4.800%,  2/15/2033
e
2,966,080
Target Corporation
2,250,000 2.950%,  1/15/2052 1,555,031
Toll Brothers Finance Corporation
1,700,000 3.800%,  11/1/2029 1,524,630
Toyota Motor Credit Corporation
3,500,000 4.550%,  5/17/2030 3,427,382
VICI Properties, LP/VICI Note
Company, Inc.
1,600,000 4.625%,  6/15/2025
a
1,553,488
360,000 4.500%,  9/1/2026
a
340,908
90,000 4.250%,  12/1/2026
a
84,778
2,425,000 5.750%,  2/1/2027
a
2,392,584
1,200,000 3.750%,  2/15/2027
a
1,107,837
90,000 4.625%,  12/1/2029
a
82,240
Walmart, Inc.
1,800,000 4.500%,  9/9/2052 1,734,672
Total 51,689,402
Consumer Non-Cyclical (11.9%)
Abbott Laboratories
810,000 4.750%,  11/30/2036 811,960
2,000,000 6.000%,  4/1/2039 2,226,433
AbbVie, Inc.
3,900,000 4.550%,  3/15/2035 3,713,973
1,900,000 4.300%,  5/14/2036 1,746,936

Income Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.8%) Value
Consumer Non-Cyclical (11.9%) - continued
$ 1,100,000 4.850%,  6/15/2044 $ 1,020,737
Amgen, Inc.
3,000,000 5.650%,  3/2/2053 3,009,050
2,100,000 5.250%,  3/2/2033 2,095,861
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,790,000 4.700%,  2/1/2036 1,735,487
Anheuser-Busch InBev Worldwide,
Inc.
2,175,000 4.000%,  4/13/2028 2,098,464
2,500,000 3.500%,  6/1/2030 2,309,366
414,000 4.600%,  4/15/2048 378,447
1,800,000 4.439%,  10/6/2048 1,604,734
2,600,000 5.550%,  1/23/2049 2,698,116
AstraZeneca plc
2,600,000 2.125%,  8/6/2050 1,596,336
2,500,000 1.375%,  8/6/2030 1,999,993
BAT Capital Corporation
1,900,000 6.343%,  8/2/2030 1,900,000
1,750,000 4.700%,  4/2/2027 1,703,562
3,000,000 2.259%,  3/25/2028 2,593,572
1,600,000 7.750%,  10/19/2032 1,775,623
Becton, Dickinson and Company
894,000 3.794%,  5/20/2050 712,580
2,150,000 3.700%,  6/6/2027 2,051,520
1,250,000 4.693%,  2/13/2028 1,236,310
Cargill, Inc.
1,250,000 3.125%,  5/25/2051
a
889,379
Constellation Brands, Inc.
360,000 3.500%,  5/9/2027 340,727
2,000,000 4.900%,  5/1/2033 1,954,510
CVS Health Corporation
2,250,000 5.625%,  2/21/2053 2,210,198
1,050,000 4.250%,  4/1/2050 865,221
1,350,000 5.125%,  2/21/2030 1,343,263
2,200,000 2.125%,  9/15/2031 1,759,225
Eli Lilly & Company
1,530,000 4.950%,  2/27/2063 1,534,761
1,750,000 4.700%,  2/27/2033 1,764,230
HCA, Inc.
290,000 5.375%,  2/1/2025 288,281
4,000,000 5.875%,  2/15/2026 4,011,142
1,200,000 5.375%,  9/1/2026 1,196,727
2,000,000 5.625%,  9/1/2028 2,007,659
Imperial Brands Finance plc
1,800,000 3.500%,  7/26/2026
a
1,689,078
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
2,800,000 4.375%,  2/2/2052
a
2,015,650
800,000 5.500%,  1/15/2030
a
773,896
1,650,000 3.625%,  1/15/2032
a,e
1,366,613
2,600,000 3.000%,  5/15/2032
a
2,039,434
Kenvue, Inc.
1,250,000 5.050%,  3/22/2053
a
1,256,655
1,150,000 5.000%,  3/22/2030
a
1,160,479
Kraft Foods Group, Inc.
120,000 5.000%,  6/4/2042 112,291
Kraft Heinz Foods Company
1,100,000 5.500%,  6/1/2050 1,090,616
666,000 3.000%,  6/1/2026 629,841
250,000 3.750%,  4/1/2030 231,737
1,230,000 4.375%,  6/1/2046 1,042,510
Principal
Amount Long-Term Fixed Income (94.8%) Value
Consumer Non-Cyclical (11.9%) - continued
$ 1,150,000 4.875%,  10/1/2049 $ 1,047,413
Mattel, Inc.
2,000,000 5.450%,  11/1/2041 1,724,367
Medtronic, Inc.
2,800,000 4.375%,  3/15/2035 2,713,382
Nestle Holdings, Inc.
3,000,000 4.950%,  3/14/2030
a
3,034,389
2,100,000 4.850%,  3/14/2033
a
2,134,973
Newell Brands, Inc.
1,400,000 4.700%,  4/1/2026 1,328,879
Pfizer Investment Enterprises Pte,
Ltd.
4,175,000 5.300%,  5/19/2053 4,289,963
3,450,000 4.650%,  5/19/2030 3,414,997
833,000 4.750%,  5/19/2033 827,492
Philip Morris International, Inc.
1,250,000 5.125%,  11/17/2027 1,252,817
1,500,000 4.875%,  2/15/2028 1,485,089
3,200,000 5.125%,  2/15/2030 3,179,645
2,065,000 5.750%,  11/17/2032 2,110,879
Reynolds American, Inc.
940,000 5.850%,  8/15/2045 841,743
Roche Holdings, Inc.
2,700,000 2.607%,  12/13/2051
a
1,801,183
Royalty Pharma plc
1,450,000 1.750%,  9/2/2027 1,260,415
Smithfield Foods, Inc.
800,000 3.000%,  10/15/2030
a
637,977
Sysco Corporation
600,000 6.600%,  4/1/2050 679,862
1,000,000 6.600%,  4/1/2040 1,077,525
Takeda Pharmaceutical Company,
Ltd.
2,200,000 3.175%,  7/9/2050 1,535,352
Total 110,971,525
Energy (6.5%)
BP Capital Markets America, Inc.
3,750,000 3.001%,  3/17/2052 2,561,983
Canadian Natural Resources, Ltd.
800,000 2.950%,  7/15/2030 687,895
Cheniere Energy Partners, LP
5,190,000 4.500%,  10/1/2029 4,825,086
1,500,000 4.000%,  3/1/2031 1,334,805
1,350,000 5.950%,  6/30/2033
a
1,366,052
Continental Resources, Inc.
800,000 2.268%,  11/15/2026
a
715,885
1,900,000 4.375%,  1/15/2028 1,798,952
Energy Transfer, LP
1,000,000 6.500%,  11/15/2026
b,d
905,807
2,520,000 4.200%,  4/15/2027 2,415,852
2,500,000 4.000%,  10/1/2027 2,356,334
2,350,000 3.750%,  5/15/2030 2,128,567
2,650,000 6.000%,  6/15/2048 2,518,354
Enterprise Products Operating,
LLC
900,000
8.304%,  (LIBOR 3M +
2.986%), 8/16/2077
b
899,112
EQT Corporation
1,328,000 6.125%,  2/1/2025 1,328,704
Equinor ASA
1,425,000 3.125%,  4/6/2030 1,300,028

Income Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.8%) Value
Energy (6.5%) - continued
Halliburton Company
$ 2,200,000 4.850%,  11/15/2035 $ 2,077,835
MPLX, LP
1,050,000 4.875%,  6/1/2025 1,036,098
1,750,000 4.800%,  2/15/2029 1,698,327
1,400,000 4.950%,  9/1/2032 1,338,181
622,000 5.000%,  3/1/2033 597,695
National Fuel Gas Company
3,025,000 5.500%,  1/15/2026 2,986,325
Occidental Petroleum Corporation
2,500,000 6.625%,  9/1/2030 2,621,925
Ovintiv Exploration, Inc.
2,911,000 5.375%,  1/1/2026 2,890,428
Ovintiv, Inc.
1,150,000 5.650%,  5/15/2028 1,142,679
Petroleos Mexicanos
1,450,000 6.500%,  3/13/2027 1,289,483
Pioneer Natural Resources
Company
1,250,000 5.100%,  3/29/2026 1,245,762
1,200,000 2.150%,  1/15/2031 982,513
Plains All American Pipeline, LP/
PAA Finance Corporation
1,800,000 3.800%,  9/15/2030 1,612,221
Schlumberger Holdings
Corporation
1,750,000 3.900%,  5/17/2028
a
1,664,599
Targa Resources Corporation
1,400,000 6.125%,  3/15/2033 1,436,527
Western Gas Partners, LP
3,300,000 4.650%,  7/1/2026 3,201,823
Western Midstream Operating, LP
850,000 6.150%,  4/1/2033 862,096
Williams Companies, Inc.
1,300,000 5.300%,  8/15/2052 1,202,269
1,800,000 7.500%,  1/15/2031 1,977,337
Williams Partners, LP
1,730,000 4.850%,  3/1/2048 1,513,756
Total 60,521,295
Financials (34.8%)
AerCap Holdings NV
1,800,000 5.875%,  10/10/2079
b,e
1,740,035
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,350,000 6.500%,  7/15/2025 1,359,444
1,500,000 4.625%,  10/15/2027 1,432,336
2,200,000 3.875%,  1/23/2028 2,039,355
1,600,000 3.400%,  10/29/2033 1,279,630
Air Lease Corporation
2,900,000 4.650%,  6/15/2026
b,d
2,571,758
1,200,000 3.625%,  4/1/2027 1,119,192
1,850,000 2.100%,  9/1/2028 1,556,662
1,500,000 3.000%,  2/1/2030 1,267,306
Aircastle, Ltd.
1,200,000 2.850%,  1/26/2028
a
1,039,801
Allianz SE
1,800,000 3.200%,  10/30/2027
a,b,d
1,379,209
Ally Financial, Inc.
2,420,000 5.750%,  11/20/2025
e
2,346,704
2,500,000 8.000%,  11/1/2031 2,652,496
American Homes 4 Rent, LP
950,000 2.375%,  7/15/2031 758,499
Principal
Amount Long-Term Fixed Income (94.8%) Value
Financials (34.8%) - continued
ANZ Bank New Zealand, Ltd.
$ 1,300,000 5.548%,  8/11/2032
a,b
$ 1,286,450
Aon Corporation/Aon Global
Holdings plc
1,500,000 5.350%,  2/28/2033 1,514,057
Ares Capital Corporation
2,400,000 3.875%,  1/15/2026 2,241,575
2,050,000 2.150%,  7/15/2026 1,795,900
1,200,000 2.875%,  6/15/2027
e
1,051,871
Associated Banc-Corp
1,850,000 4.250%,  1/15/2025 1,757,701
Australia & New Zealand Banking
Group, Ltd.
1,800,000 2.950%,  7/22/2030
a,b
1,662,776
1,500,000 2.570%,  11/25/2035
a,b
1,147,094
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
a
690,773
1,200,000 5.500%,  1/15/2026
a
1,169,446
1,000,000 4.250%,  4/15/2026
a
939,848
3,600,000 4.375%,  5/1/2026
a
3,383,730
Banco Santander SA
1,800,000 2.746%,  5/28/2025 1,702,962
3,000,000 5.294%,  8/18/2027 2,946,167
1,200,000 4.379%,  4/12/2028 1,135,462
Bank of America Corporation
3,100,000 5.080%,  1/20/2027
b
3,066,785
2,800,000 3.705%,  4/24/2028
b
2,626,717
1,500,000 5.202%,  4/25/2029
b
1,489,856
1,450,000 4.271%,  7/23/2029
b
1,377,612
1,175,000 3.974%,  2/7/2030
b
1,092,965
2,030,000 3.194%,  7/23/2030
b
1,797,985
3,800,000 1.922%,  10/24/2031
b
3,010,415
2,750,000 2.572%,  10/20/2032
b
2,231,856
1,200,000 2.972%,  2/4/2033
b
1,002,447
3,200,000 4.571%,  4/27/2033
b
3,008,320
1,200,000 4.244%,  4/24/2038
b
1,062,097
1,140,000 2.831%,  10/24/2051
b
755,197
Bank of New York Mellon
Corporation
1,075,000 4.700%,  9/20/2025
b,d
1,049,499
2,075,000 5.802%,  10/25/2028
b
2,118,081
Barclays plc
1,900,000 6.125%,  12/15/2025
b,d
1,735,677
2,200,000 5.829%,  5/9/2027
b
2,187,646
720,000 4.836%,  5/9/2028 671,037
1,900,000 2.645%,  6/24/2031
b
1,537,755
2,100,000 7.119%,  6/27/2034
b
2,128,232
Berkshire Hathaway Finance
Corporation
4,500,000 2.850%,  10/15/2050 3,090,817
1,050,000 4.250%,  1/15/2049 960,080
Blackstone Private Credit Fund
1,400,000 7.050%,  9/29/2025 1,406,307
1,250,000 4.000%,  1/15/2029 1,074,913
Blue Owl Capital Corporation
1,550,000 3.400%,  7/15/2026 1,398,782
Blue Owl Credit Income
Corporation
2,000,000 4.700%,  2/8/2027 1,819,442
Blue Owl Technology Finance
Corporation
1,000,000 3.750%,  6/17/2026
a
885,855
BNP Paribas SA
1,800,000 6.625%,  3/25/2024
a,b,d
1,748,250

Income Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.8%) Value
Financials (34.8%) - continued
BPCE SA
$ 2,060,000 5.150%,  7/21/2024
a
$ 2,026,774
Brandywine Operating
Partnership, LP
1,467,000 3.950%,  11/15/2027 1,194,871
Brixmor Operating Partnership, LP
1,000,000 2.250%,  4/1/2028 847,952
Capital One Financial Corporation
1,810,000 4.200%,  10/29/2025 1,742,573
Centene Corporation
90,000 4.250%,  12/15/2027 84,775
270,000 4.625%,  12/15/2029 251,027
3,145,000 3.375%,  2/15/2030 2,705,980
2,000,000 2.500%,  3/1/2031 1,600,300
1,800,000 2.625%,  8/1/2031 1,439,298
Charles Schwab Corporation
1,450,000 5.375%,  6/1/2025
b,d
1,414,057
2,900,000 4.000%,  12/1/2030
b,d
2,271,392
Citigroup, Inc.
1,695,000 5.500%,  9/13/2025 1,685,920
1,510,000 4.450%,  9/29/2027 1,452,459
1,500,000 3.668%,  7/24/2028
b
1,400,117
2,000,000 4.075%,  4/23/2029
b
1,887,715
2,250,000 2.520%,  11/3/2032
b
1,810,884
4,100,000 3.057%,  1/25/2033
b
3,423,269
Comerica, Inc.
1,150,000 5.625%,  7/1/2025
b,d,e
1,021,174
Commerzbank AG
2,800,000 8.125%,  9/19/2023
a
2,796,645
Corebridge Financial, Inc.
950,000 3.650%,  4/5/2027 894,457
1,350,000 3.850%,  4/5/2029 1,237,552
CoreStates Capital III
1,360,000
5.891%,  (LIBOR 3M +
0.570%), 2/15/2027
a,b
1,265,306
Corporate Office Properties, LP
1,325,000 2.250%,  3/15/2026 1,179,555
Credit Agricole SA
1,400,000 6.875%,  9/23/2024
a,b,d
1,369,690
Credit Suisse Group AG
2,350,000 7.250%,  9/12/2025
a,b,d,f
117,500
2,300,000 5.250%,  8/11/2027
a,b,d,f
115,000
1,300,000 7.500%,  7/17/2028
*,b,d,f
65,000
Danske Bank AS
1,900,000 3.773%,  3/28/2025
a,b
1,866,332
Deutsche Bank AG
3,000,000 6.000%,  10/30/2025
b,d
2,496,578
Deutsche Bank AG/New York, NY
1,400,000 3.961%,  11/26/2025
b
1,348,124
1,800,000 2.311%,  11/16/2027
b
1,581,285
Discover Bank
2,510,000 4.682%,  8/9/2028
b
2,283,347
Discover Financial Services
950,000 6.700%,  11/29/2032 974,675
Drawbridge Special Opportunities
Fund, LP
270,000 3.875%,  2/15/2026
a
241,087
Elevance Health, Inc.
1,250,000 5.125%,  2/15/2053 1,203,339
1,250,000 6.100%,  10/15/2052 1,360,650
1,500,000 4.750%,  2/15/2033 1,459,234
EPR Properties
1,318,000 4.950%,  4/15/2028 1,184,427
Principal
Amount Long-Term Fixed Income (94.8%) Value
Financials (34.8%) - continued
$ 2,800,000 3.750%,  8/15/2029 $ 2,299,338
Extra Space Storage, LP
1,500,000 5.500%,  7/1/2030 1,498,169
First Horizon Bank
1,250,000 5.750%,  5/1/2030
e
1,114,524
First Horizon National Corporation
2,100,000 4.000%,  5/26/2025 1,973,777
First-Citizens Bank & Trust
Company
3,650,000 6.125%,  3/9/2028 3,651,012
FS KKR Capital Corporation
3,150,000 4.250%,  2/14/2025
a
2,979,367
2,050,000 3.400%,  1/15/2026 1,886,756
Goldman Sachs Group, Inc.
1,800,000 4.950%,  2/10/2025
b,d
1,697,598
1,900,000 3.691%,  6/5/2028
b
1,789,162
2,750,000 3.814%,  4/23/2029
b
2,559,522
1,900,000 4.223%,  5/1/2029
b
1,801,811
5,200,000 3.102%,  2/24/2033
b
4,381,742
HSBC Holdings plc
2,100,000 8.000%,  3/7/2028
b,d,e
2,112,740
2,530,000 4.041%,  3/13/2028
b
2,386,058
Intercontinental Exchange, Inc.
800,000 4.950%,  6/15/2052 765,278
900,000 4.350%,  6/15/2029 872,664
Invitation Homes Operating
Partnership, LP
1,000,000 2.300%,  11/15/2028 851,275
1,250,000 5.450%,  8/15/2030 1,235,825
1,000,000 2.000%,  8/15/2031 772,091
J.P. Morgan Chase & Company
1,150,000
8.549%,  (TSFR3M +
3.512%), 11/1/2023
b,d,e
1,153,951
1,800,000 2.956%,  5/13/2031
b
1,546,417
800,000 2.580%,  4/22/2032
b
663,576
2,100,000 2.545%,  11/8/2032
b
1,725,453
1,800,000 2.963%,  1/25/2033
b
1,518,874
3,200,000 4.586%,  4/26/2033
b
3,053,290
2,800,000 4.912%,  7/25/2033
b
2,735,960
2,000,000 5.717%,  9/14/2033
b
2,030,785
KeyBank NA/Cleveland, OH
2,200,000 4.150%,  8/8/2025 2,105,395
KeyCorp
2,100,000 2.250%,  4/6/2027 1,822,040
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,238,011
Lloyds Banking Group plc
1,500,000 5.985%,  8/7/2027
b
1,500,000
1,100,000 2.438%,  2/5/2026
b
1,039,742
1,090,000 4.650%,  3/24/2026 1,050,750
M&T Bank Corporation
1,300,000 3.500%,  9/1/2026
b,d
970,606
Massachusetts Mutual Life
Insurance Company
3,400,000 3.200%,  12/1/2061
*
2,165,083
Metropolitan Life Global Funding I
3,050,000 4.300%,  8/25/2029
a
2,900,862
Mitsubishi UFJ Financial Group,
Inc.
1,900,000 5.719%,  2/20/2026
b
1,893,886
835,000 5.541%,  4/17/2026
b
831,450
2,250,000 5.133%,  7/20/2033
b
2,205,963
Mizuho Financial Group, Inc.
1,400,000 1.979%,  9/8/2031
b
1,097,640

Income Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.8%) Value
Financials (34.8%) - continued
Morgan Stanley
$ 1,140,000
8.712%,  (LIBOR 3M +
3.160%), 12/15/2025
b,d
$ 1,145,708
1,490,000 4.350%,  9/8/2026 1,439,804
1,150,000 5.123%,  2/1/2029
b
1,138,286
950,000 5.449%,  7/20/2029
b
952,002
2,400,000 3.622%,  4/1/2031
b
2,157,009
1,900,000 1.794%,  2/13/2032
b
1,477,585
2,000,000 2.943%,  1/21/2033
b
1,664,512
950,000 4.889%,  7/20/2033
b
914,377
2,900,000 6.342%,  10/18/2033
b
3,083,500
1,400,000 5.297%,  4/20/2037
b
1,328,586
Nationwide Building Society
1,510,000 3.900%,  7/21/2025
a
1,454,907
763,000 4.000%,  9/14/2026
a
705,340
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
a
1,339,954
NatWest Group plc
1,500,000 4.269%,  3/22/2025
b
1,481,577
600,000 3.754%,  11/1/2029
b
569,751
1,150,000 4.600%,  6/28/2031
b,d,e
816,943
2,900,000 3.032%,  11/28/2035
b
2,273,920
New York Life Global Funding
2,350,000 4.550%,  1/28/2033
a
2,254,914
Nomura Holdings, Inc.
2,500,000 5.709%,  1/9/2026 2,483,376
Omega Healthcare Investors, Inc.
975,000 3.625%,  10/1/2029 815,312
3,400,000 3.375%,  2/1/2031 2,731,481
Peachtree Corners Funding Trust
1,700,000 3.976%,  2/15/2025
a
1,640,193
PNC Financial Services Group,
Inc.
2,500,000 6.250%,  3/15/2030
b,d
2,286,055
3,000,000 5.068%,  1/24/2034
b
2,894,355
Prologis, LP
1,250,000 1.750%,  2/1/2031 997,887
Prudential Financial, Inc.
880,000 5.125%,  3/1/2052
b
801,612
1,025,000 5.200%,  3/15/2044
b
1,014,760
1,750,000 3.700%,  10/1/2050
b
1,494,271
Public Storage
1,250,000 5.125%,  1/15/2029 1,256,793
Realty Income Corporation
1,900,000 3.400%,  1/15/2028 1,759,628
2,050,000 4.850%,  3/15/2030 1,991,796
Regency Centers, LP
1,440,000 3.600%,  2/1/2027 1,359,650
Simon Property Group, LP
1,900,000 3.250%,  9/13/2049 1,274,031
Spirit Realty, LP
1,100,000 2.100%,  3/15/2028 937,587
2,250,000 3.400%,  1/15/2030 1,934,454
1,150,000 3.200%,  2/15/2031
e
940,489
Standard Chartered plc
2,100,000 0.991%,  1/12/2025
a,b
2,044,980
Synchrony Financial
1,050,000 4.250%,  8/15/2024 1,025,773
Synovus Bank
2,100,000 5.625%,  2/15/2028 1,958,914
Toronto-Dominion Bank
1,250,000 5.532%,  7/17/2026 1,255,645
Principal
Amount Long-Term Fixed Income (94.8%) Value
Financials (34.8%) - continued
Truist Financial Corporation
$ 1,100,000 6.047%,  6/8/2027
b
$ 1,102,047
1,250,000 5.125%,  12/15/2027
b,d
999,687
U.S. Bancorp
1,850,000 5.727%,  10/21/2026
b
1,855,806
2,150,000 5.775%,  6/12/2029
b
2,157,823
UBS Group AG
2,150,000 2.193%,  6/5/2026
a,b
1,993,978
1,050,000 4.875%,  2/12/2027
a,b,d
872,812
1,400,000 4.703%,  8/5/2027
a,b
1,355,969
1,900,000 4.282%,  1/9/2028
a
1,786,471
4,900,000 3.869%,  1/12/2029
a,b
4,478,015
250,000 3.091%,  5/14/2032
a,b
206,511
4,250,000 6.537%,  8/12/2033
a,b
4,437,142
UnitedHealth Group, Inc.
1,300,000 5.875%,  2/15/2053 1,430,862
2,400,000 4.950%,  5/15/2062 2,294,418
760,000 4.750%,  7/15/2045 724,007
1,775,000 4.450%,  12/15/2048 1,598,396
Wells Fargo & Company
3,050,000 3.526%,  3/24/2028
b
2,851,178
1,800,000 2.393%,  6/2/2028
b
1,610,140
2,500,000 7.625%,  9/15/2028
b,d
2,570,350
2,750,000 4.478%,  4/4/2031
b
2,606,865
2,700,000 4.897%,  7/25/2033
b
2,588,011
Welltower OP, LLC
1,500,000 2.050%,  1/15/2029 1,255,165
Westpac Banking Corporation
1,600,000 2.894%,  2/4/2030
b
1,502,946
1,850,000 2.963%,  11/16/2040 1,229,175
Willis North America, Inc.
2,400,000 4.650%,  6/15/2027 2,327,734
Total 325,414,852
Foreign Government (0.4%)
Dominican Republic Government
International Bond
550,000 6.000%,  7/19/2028
a
537,767
3,200,000 6.000%,  2/22/2033
a
3,004,803
Total 3,542,570
Technology (4.6%)
Apple, Inc.
1,850,000 2.700%,  8/5/2051 1,278,558
1,750,000 3.950%,  8/8/2052 1,533,783
1,080,000 3.750%,  9/12/2047 922,847
Broadcom, Inc.
1,743,000 3.469%,  4/15/2034
a
1,429,625
2,400,000 3.137%,  11/15/2035
a
1,841,221
1,800,000 3.187%,  11/15/2036
a
1,361,060
1,800,000 4.926%,  5/15/2037
a
1,635,538
Dell International, LLC/EMC
Corporation
1,577,000 6.020%,  6/15/2026 1,598,760
700,000 6.100%,  7/15/2027 721,245
641,000 8.350%,  7/15/2046 804,059
Equinix, Inc.
1,800,000 2.000%,  5/15/2028 1,540,932
Fiserv, Inc.
2,000,000 2.650%,  6/1/2030 1,706,376
2,500,000 5.600%,  3/2/2033 2,545,175
Global Payments, Inc.
900,000 5.300%,  8/15/2029 883,016

Income Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.8%) Value
Technology (4.6%) - continued
$ 1,300,000 5.400%,  8/15/2032
e
$ 1,275,702
Intel Corporation
1,350,000 4.875%,  2/10/2028 1,345,514
Marvell Technology, Inc.
1,100,000 4.875%,  6/22/2028 1,068,046
1,400,000 2.950%,  4/15/2031 1,179,215
Mastercard, Inc.
1,250,000 4.850%,  3/9/2033 1,272,058
NXP BV/NXP Funding, LLC
1,200,000 5.550%,  12/1/2028 1,213,889
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,100,000 3.150%,  5/1/2027 1,017,259
1,100,000 4.300%,  6/18/2029 1,038,470
1,850,000 3.250%,  5/11/2041 1,349,109
Oracle Corporation
2,400,000 3.950%,  3/25/2051 1,801,942
3,300,000 6.150%,  11/9/2029 3,460,399
1,800,000 4.300%,  7/8/2034 1,631,430
2,350,000 4.000%,  7/15/2046 1,806,897
Texas Instruments, Inc.
2,100,000 5.000%,  3/14/2053 2,095,609
VeriSign, Inc.
360,000 4.750%,  7/15/2027 355,754
VMware, Inc.
1,900,000 2.200%,  8/15/2031 1,489,305
Total 43,202,793
Transportation (3.1%)
American Airlines, Inc.
1,850,000 11.750%,  7/15/2025
a
2,038,967
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
1,173,333 5.500%,  4/20/2026
a
1,155,748
1,900,000 5.750%,  4/20/2029
a
1,839,425
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 1,385,278
1,800,000 4.050%,  6/15/2048 1,523,426
Canadian Pacific Railway
Company
1,480,000 4.700%,  5/1/2048 1,332,287
CSX Corporation
1,100,000 2.400%,  2/15/2030 948,678
Delta Air Lines, Inc.
2,000,000 7.375%,  1/15/2026 2,076,248
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
3,150,000 4.750%,  10/20/2028
a
3,048,737
ERAC USA Finance, LLC
2,440,000 4.200%,  11/1/2046
a
2,034,967
FedEx Corporation
1,500,000 3.250%,  5/15/2041 1,123,080
Mileage Plus Holdings, LLC
2,800,000 6.500%,  6/20/2027
a
2,799,844
Norfolk Southern Corporation
4,000,000 4.450%,  3/1/2033 3,825,790
Southwest Airlines Company
1,525,000 5.250%,  5/4/2025 1,515,976
1,600,000 2.625%,  2/10/2030 1,368,832
United Airlines Pass Through Trust
528,337 3.750%,  9/3/2026 496,390
United Airlines, Inc.
250,000 4.375%,  4/15/2026
a
236,709
Principal
Amount Long-Term Fixed Income (94.8%) Value
Transportation (3.1%) - continued
$ 225,000 4.625%,  4/15/2029
a
$ 203,550
Total 28,953,932
U.S. Government & Agencies (4.5%)
U.S. Treasury Bonds
14,200,000 3.625%,  5/15/2053 13,265,906
15,170,000 3.500%,  2/15/2033 14,620,087
3,000,000 2.250%,  5/15/2041 2,263,477
1,150,000 4.000%,  11/15/2042 1,119,992
7,750,000 3.875%,  2/15/2043 7,403,672
U.S. Treasury Notes
3,250,000 3.750%,  5/31/2030 3,185,000
Total 41,858,134
Utilities (7.9%)
AEP Transmission Company, LLC
1,000,000 5.400%,  3/15/2053 1,030,796
American Electric Power
Company, Inc.
2,300,000 3.875%,  2/15/2062
b
1,855,824
1,250,000 5.625%,  3/1/2033 1,272,609
American Water Capital
Corporation
1,800,000 3.450%,  5/1/2050 1,336,530
Arizona Public Service Company
1,950,000 5.550%,  8/1/2033 1,954,381
Berkshire Hathaway Energy
Company
1,425,000 4.450%,  1/15/2049 1,208,518
CenterPoint Energy Resources
Corporation
1,700,000 1.750%,  10/1/2030 1,361,416
CenterPoint Energy, Inc.
1,750,000 2.950%,  3/1/2030 1,527,314
1,850,000 2.650%,  6/1/2031 1,538,385
Consolidated Edison Company of
New York, Inc.
1,583,000 3.850%,  6/15/2046 1,223,644
2,250,000 4.125%,  5/15/2049 1,817,711
Constellation Energy Generation,
LLC
1,900,000 5.800%,  3/1/2033 1,947,456
Dominion Energy, Inc.
1,250,000 4.650%,  12/15/2024
b,d
1,138,129
2,350,000 4.350%,  1/15/2027
b,d
2,017,240
Duke Energy Corporation
2,950,000 3.250%,  1/15/2082
b
2,180,252
1,500,000 3.500%,  6/15/2051 1,072,770
3,000,000 5.000%,  8/15/2052 2,725,454
2,160,000 3.150%,  8/15/2027 2,002,488
1,800,000 3.750%,  9/1/2046 1,373,894
Edison International
3,700,000 5.750%,  6/15/2027 3,724,097
Enel Finance America, LLC
2,100,000 7.100%,  10/14/2027
a
2,205,309
2,250,000 2.875%,  7/12/2041
a
1,478,078
Entergy Corporation
2,000,000 2.400%,  6/15/2031 1,616,269
Eversource Energy
1,600,000 5.450%,  3/1/2028 1,622,794
Exelon Corporation
1,200,000 4.100%,  3/15/2052
e
959,188

Income Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.8%) Value
Utilities (7.9%) - continued
FirstEnergy Corporation
$ 2,520,000 4.150%,  7/15/2027 $ 2,386,278
2,200,000 5.100%,  7/15/2047 1,994,960
FirstEnergy Transmission, LLC
2,700,000 2.866%,  9/15/2028
a
2,377,201
1,850,000 5.450%,  7/15/2044
a
1,722,157
Georgia Power Company
2,000,000 3.250%,  3/15/2051 1,412,180
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053 1,036,202
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,182,771
NiSource Finance Corporation
1,080,000 4.375%,  5/15/2047 907,881
NiSource, Inc.
1,400,000 3.600%,  5/1/2030 1,264,808
NRG Energy, Inc.
1,300,000 4.450%,  6/15/2029
a
1,156,119
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,217,201
Pacific Gas and Electric Company
1,100,000 3.300%,  12/1/2027 979,000
3,200,000 4.550%,  7/1/2030 2,906,611
Public Service Company of
Colorado
1,200,000 4.500%,  6/1/2052 1,033,204
San Diego Gas & Electric
Company
1,800,000 4.150%,  5/15/2048 1,495,335
Sempra
1,800,000 3.250%,  6/15/2027 1,667,504
Southern Company
600,000 4.475%,  8/1/2024 591,062
2,000,000 5.700%,  10/15/2032 2,062,999
1,300,000 4.000%,  1/15/2051
b
1,215,823
1,350,000 3.750%,  9/15/2051
b
1,164,526
Vistra Operations Company, LLC
1,200,000 4.875%,  5/13/2024
a
1,181,790
1,200,000 5.125%,  5/13/2025
a
1,171,398
Total 74,317,556
Total Long-Term Fixed Income
(cost $980,010,048) 886,358,354
Shares
Collateral Held for Securities
Loaned ( 1 .7% ) Value
15,639,850 Thrivent Cash Management Trust 15,639,850
Total Collateral Held for
Securities Loaned
(cost $15,639,850) 15,639,850
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
265 Windstream Services, LLC
g
2,518
Total 2,518
Total Common Stock
(cost $3,180) 2,518
Shares or
Principal
Amount Short-Term Investments ( 4 .2% ) Value
Federal Home Loan Bank Discount
Notes
700,000 5.270%, 10/25/2023
h,i
$ 691,602
Federal National Mortgage
Association Discount Notes
100,000 4.860%, 9/18/2023
h,i
99,323
Thrivent Core Short-Term Reserve
Fund
3,757,031 5.550% 37,570,311
U.S. Treasury Bills
1,400,000 5.050%, 9/14/2023
h,j
1,390,988
Total Short-Term Investments
(cost $39,728,818) 39,752,224
Total Investments (cost
$1,035,381,896) 100.7% $ 941,752,946
Other Assets and Liabilities, Net
(0.7%) (6,840,105)
Total Net Assets 100.0% $ 934,912,841
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2023, the value of these investments was $169,509,060 or 18.1%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
July 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
e All or a portion of the security is on loan.
f Defaulted security.  Interest is not being accrued.
g Non-income producing security.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
j All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Fund as of July 31, 2023 was $2,230,083 or 0.24% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
July 31, 2023.

Income Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 7/9/2018 $ 1,300,000
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 3,373,378
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of July
31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 15,105,643
Total lending $15,105,643
Gross amount payable upon return of
collateral for securities loaned $15,639,850
Net amounts due to counterparty $534,207
Definitions:
CLO - Collateralized Loan Obligation
Ser. - Series
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Income Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 22,619,210 – 22,619,210 –
Basic Materials 7,033,114 – 7,033,114 –
Capital Goods 49,687,818 – 49,687,818 –
Collateralized Mortgage Obligations 33,368 – 33,368 –
Communications Services 66,512,785 – 66,512,785 –
Consumer Cyclical 51,689,402 – 51,689,402 –
Consumer Non-Cyclical 110,971,525 – 110,971,525 –
Energy 60,521,295 – 60,521,295 –
Financials 325,414,852 – 325,414,852 –
Foreign Government 3,542,570 – 3,542,570 –
Technology 43,202,793 – 43,202,793 –
Transportation 28,953,932 – 28,953,932 –
U.S. Government & Agencies 41,858,134 – 41,858,134 –
Utilities 74,317,556 – 74,317,556 –
Common Stock
Communications Services 2,518 – 2,518 –
Short-Term Investments 2,181,913 – 2,181,913 –
Subtotal Investments in Securities $ 888,542,785 $ – $ 888,542,785 $ –
Other Investments  * Total
Affiliated Short-Term Investments 37,570,311
Collateral Held for Securities Loaned 15,639,850
Subtotal Other Investments $ 53,210,161
Total Investments at Value $ 941,752,946
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Income Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 545,705 545,705 – –
Credit Default Swaps 263,712 – 263,712 –
Total Liability Derivatives $ 809,417 $ 545,705 $ 263,712 $ –
The following table presents Income Fund's futures contracts held as of July 31, 2023. Investments and/or cash totaling $790,924 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 120 September 2023 $ 15,260,028 ( $ 327,528 )
Ultra 10-Yr. U.S. Treasury Note 75 September 2023 8,992,005 (218,177)
Total Futures Long Contracts $ 24,252,033 ( $ 545,705 )
Total Futures Contracts $ 24,252,033 ( $ 545,705 )

Income Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Income Fund's swaps contracts held as of July 31, 2023. Investments totaling $1,390,988 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 40, 5 Year, at 5.00%, Quarterly Buy 6/20/2028 $ 19,000,000 $ – ( $ 263,712 ) ( $ 263,712 )
Total Credit Default Swaps $ – ( $ 263,712 ) ( $ 263,712 )
1 As the buyer of protection, Income Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Income Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $ 31,600 $ 201,707 $ 195,737 $ 37,570 3,757 4.0%
Total Affiliated Short-Term Investments 31,600 37,570 4.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,268 72,058 61,686 15,640 15,640 1.7
Total Collateral Held for Securities Loaned 5,268 15,640 1.7
Total Value $ 36,868 $ 53,210
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $0 $0 $ – $1,259
Total Income/Non Income Cash from Affiliated Investments $1,259
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 58
Total Affiliated Income from Securities Loaned, Net $58
Total $0 $0 $ –

International Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 95.0% ) Value
Australia (6.4%)
35,944 29Metals, Ltd. $ 17,485
25,127 ALS, Ltd. 198,737
7,102 Altium, Ltd. 182,751
4,729 Ampol, Ltd. 104,732
6,759 Ansell, Ltd. 109,764
61,543 APA Group 414,008
184,593 Aristocrat Leisure, Ltd. 4,888,987
21,538 ASX, Ltd. 899,829
420,713 Aurizon Holdings, Ltd. 1,078,209
143,236 Australia and New Zealand
Banking Group, Ltd. 2,485,027
18,429 Australian Ethical Investment, Ltd. 51,325
230,777 BHP Group, Ltd. 7,182,211
162,910 BlueScope Steel, Ltd. 2,402,444
73,497 Brambles, Ltd. 695,339
23,523 Brickworks, Ltd. 410,335
36,854 Capricorn Metals, Ltd.
a
111,187
33,588 Carsales.com, Ltd. 561,450
55,944 Charter Hall Group 431,204
161,153 Charter Hall Retail REIT 406,917
141,905 Coles Group, Ltd. 1,735,300
42,457 Collins Foods, Ltd. 286,573
134,127 Computershare, Ltd. 2,262,087
40,700 CSL, Ltd. 7,330,734
20,574 Data#3, Ltd. 103,976
36,700 Deterra Royalties, Ltd. 116,307
35,274 DEXUS Property Group 195,234
4,101 Event Hospitality and
Entertainment, Ltd. 33,745
106,347 Fortescue Metals Group, Ltd. 1,563,378
130,943 GrainCorp, Ltd. 712,760
133,689 Growthpoint Properties Australia,
Ltd. 258,507
286,876 GWA Group, Ltd. 378,645
19,970 Helia Group, Ltd. 52,140
6,741 HUB24, Ltd. 127,889
271,938 Humm Group, Ltd. 82,197
1,856 Iluka Resources, Ltd. 12,819
33,912 Incitec Pivot, Ltd. 68,984
68,198 Insurance Australia Group, Ltd. 272,247
34,713 IRESS, Ltd. 242,669
29,640 JB Hi-Fi, Ltd. 911,601
7,208 Johns Lyng Group, Ltd. 25,689
55,777 Karoon Gas Australia, Ltd.
a
84,044
707,498 Lottery Corporation, Ltd. 2,462,019
44,049 NRW Holdings, Ltd. 81,657
31,304 Nufarm, Ltd. 113,330
275,043 Orora, Ltd. 664,369
5,058 Perpetual, Ltd. 83,965
246,218 Perseus Mining, Ltd. 289,500
38,644 Premier Investments, Ltd. 576,178
409 REA Group, Ltd. 43,360
25,164 Region RE, Ltd. 40,993
62,375 Rio Tinto, Ltd. 4,939,152
36,114 Sandfire Resources, Ltd.
a
165,085
64,489 SEEK, Ltd. 1,081,489
11,004 Seven Group Holdings, Ltd. 194,265
11,292 Sims, Ltd. 115,187
2,963 Sonic Healthcare, Ltd. 70,009
12,545 Super Retail Group, Ltd. 104,119
400,086 Tabcorp Holdings, Ltd. 283,815
67,866 Technology One, Ltd. 719,051
35,895 Ventia Services Group Pty, Ltd. 69,985
6,600 Viva Energy Group, Ltd.
b
14,002
57,725 Waypoint REIT, Ltd. 101,785
Shares Common Stock (95.0%) Value
Australia (6.4%) - continued
74,575 Westpac Banking Corporation $ 1,120,927
Total 52,823,708
Austria (0.4%)
6,001 BAWAG Group AG
b
292,355
34,230 OMV AG 1,542,209
1,389 Palfinger AG 40,705
30,510 Raiffeisen Bank International AG 493,331
1,472 Verbund AG 121,966
14,871 Wienerberger AG 488,378
Total 2,978,944
Belgium (0.5%)
1,341 Bekaert SA 64,007
21,643 Groupe Bruxelles Lambert SA 1,751,194
1,700 Melexis NV 183,269
1,641 Proximus SADP 12,581
12,215 Solvay SA 1,467,008
475 Titan Cement International SA 9,986
9,115 UCB SA 807,112
Total 4,295,157
Bermuda (0.2%)
110,000 Cafe de Coral Holdings, Ltd. 144,562
65,500 CK Infrastructure Holdings, Ltd. 347,107
114 Flow Traders, Ltd. 2,480
15,700 Hongkong Land Holdings, Ltd. 55,950
13,000 Jardine Matheson Holdings, Ltd. 641,940
183,000 Road King Infrastructure, Ltd.
a
69,165
111,800 Shanghai Industrial Urban
Development Group, Ltd. 6,469
46,000 Shangri-La Asia, Ltd.
a
38,385
18,811 Skyworth Group, Ltd. 8,597
1,859 Stolt-Nielsen, Ltd. 45,965
Total 1,360,620
Brazil (0.5%)
12,000 Ambev SA 37,583
39,600 B3 SA - Brasil Bolsa Balcao 124,945
26,478 Banco Bradesco SA ADR 93,467
1,800 Banco BTG Pactual SA 12,919
29,000 Banco do Brasil SA 295,780
16,900 BB Seguridade Participacoes SA 111,291
8,233 Centrais Eletricas Brasileiras SA
ADR 66,852
27,899 Companhia Energetica de Minas
Gerais ADR 73,374
36,362 Companhia Siderurgica Nacional
SA ADR 107,268
46,600 EDP - Energias do Brasil SA 235,427
10,400 ENGIE Brasil Energia SA 96,924
30,267 Gerdau SA ADR 186,142
9,400 Guararapes Confeccoes SA 14,511
26,100 Hypera SA 238,274
34,445 Itau Unibanco Holding SA ADR 207,015
49,300 Itausa SA 102,379
6,500 Jalles Machado SA
a
12,193
29,600 JBS S/A 117,492
2,200 Localiza Rent a Car SA 31,250
27,700 Metalurgica Gerdau SA 80,369
69,190 Petroleo Brasileiro SA 455,341
30,859 Petroleo Brasileiro SA ADR 453,010
27,000 Telefonica Brasil SA 241,465
5,821 Telefonica Brasil SA ADR 52,273
24,400 TIM SA/Brazil 73,735

International Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.0%) Value
Brazil (0.5%) - continued
46,178 Vale SA ADR $ 675,584
90,600 Via SA
a
41,001
2,800 WEG SA 23,643
Total 4,261,507
Canada (8.0%)
22,356 ATCO, Ltd. 638,137
20,449 Bank of Montreal 1,900,292
51,288 Bank of Nova Scotia 2,582,583
313,262 Barrick Gold Corporation 5,411,677
62,360 Bausch Health Companies, Inc.
a
605,516
9,401 Boralex, Inc. 243,250
5,236 BRP, Inc. 481,689
42,712 Canadian Imperial Bank of
Commerce 1,881,252
63,269 Canadian National Railway
Company 7,669,144
38,880 Canadian Utilities, Ltd. 968,278
26,925 Canadian Western Bank 538,030
6,711 Capital Power Corporation 209,374
36,616 CGI, Inc.
a
3,720,884
8,716 Cogeco Communications, Inc. 441,600
22,238 Crescent Point Energy Corporation 180,278
19,592 Dream Industrial REIT 210,830
25,331 Enbridge, Inc. 931,291
22,374 Finning International, Inc. 770,657
38,401 Fortis, Inc. 1,636,917
11,766 Gibson Energy, Inc. 191,572
18,373 Imperial Oil, Ltd. 989,814
7,210 Intact Financial Corporation 1,065,165
12,317 InterRent REIT 119,653
14,468 Loblaw Companies, Ltd. 1,283,704
110,685 Manulife Financial Corporation 2,212,609
18,650 MEG Energy Corporation
a
332,508
17,626 Metro, Inc./CN 948,635
5,901 National Bank of Canada 462,181
12,456 Northland Power, Inc. 240,968
3,231 Nutrien, Ltd. 222,584
3,700 Onex Corporation 227,250
19,647 Rogers Communications, Inc. 860,287
44,942 Royal Bank of Canada 4,455,517
18,361 Russel Metals, Inc. 540,394
37,098 Shopify, Inc.
a
2,507,083
102,610 Sun Life Financial, Inc. 5,400,322
23,876 Superior Plus Corporation 178,891
118,783 TC Energy Corporation 4,257,145
6,281 Thomson Reuters Corporation 847,851
18,360 Toromont Industries, Ltd. 1,564,286
58,132 Toronto-Dominion Bank 3,833,587
43,798 Tourmaline Oil Corporation 2,269,863
10,228 TransAlta Corporation 104,324
7,750 TransAlta Renewables, Inc. 78,872
Total 66,216,744
Cayman Islands (1.4%)
160,488 Alibaba Group Holding, Ltd.
a
2,050,938
9,800 ANTA Sports Products, Ltd. 116,139
27,100 ASMPT, Ltd. 264,336
4,157 Baidu.com, Inc. ADR
a
648,451
20,000 China Overseas Property Holdings,
Ltd. 23,497
24,000 China Resources Land, Ltd. 111,990
7,441 China Resources Microelectronics,
Ltd. 59,815
Shares Common Stock (95.0%) Value
Cayman Islands (1.4%) - continued
81,800 Chow Tai Fook Jewellery Group,
Ltd. $ 142,815
92,000 Consun Pharmaceutical Group,
Ltd. 67,406
38,000 Geely Automobile Holdings, Ltd. 55,451
71,000 Haidilao International Holding, Ltd.
b
200,537
16,625 Hello Group, Inc. ADR 177,056
8,019 Huazhu Group, Ltd. ADR
a
385,233
24,899 JD.com, Inc. 515,499
513 JOYY, Inc. ADR 17,832
2,303 Kanzhun, Ltd. ADR
a
43,020
9,588 KE Holdings, Inc. ADR
a
167,023
29,500 Kuaishou Technology
a,b
258,911
400 Li Auto, Inc
a
8,587
52,729 Meituan
a,b
1,006,603
2,333 MINISO Group Holding, Ltd. ADR 49,016
13,000 NetDragon Websoft Holdings, Ltd. 25,814
4,385 NetEase, Inc. ADR 476,825
48,000 Pacific Textiles Holdings, Ltd. 11,968
5,984 PDD Holdings, Inc. ADR
a
537,483
56,000 Seazen Group, Ltd.
a
12,611
673,000 Shui On Land, Ltd. 75,296
116,000 Sino Biopharmaceutical, Ltd. 52,610
69,990 Tencent Holdings, Ltd. 3,216,821
41,059 Tencent Music Entertainment Group
ADR
a
287,002
36,500 Texhong International Group, Ltd. 26,930
31,200 Tongcheng Travel Holdings, Ltd.
a
75,710
52,000 Topsports International Holdings,
Ltd.
b
48,067
7,362 Trip.com Group, Ltd. ADR
a
302,136
124,000 VSTECS Holdings, Ltd. 62,927
14,000 Want Want China Holdings, Ltd. 9,763
386 Weibo Corporation ADR 6,080
87,800 Xiaomi Corporation
a,b
139,679
8,000 Zhongsheng Group Holdings, Ltd. 28,108
Total 11,765,985
Chile (0.1%)
60,760 Cencosud SA 130,581
617,851 Colbun SA 97,544
18,082 Embotelladora Andina SA 49,685
9,397 Empresas CMPC SA 18,549
6,017 Empresas Copec SA 46,153
23,854 S.A.C.I. Falabella 65,965
290 Sociedad Quimica y Minera de
Chile SA ADR 21,370
Total 429,847
China (1.1%)
472,800 Agricultural Bank of China, Ltd. 239,589
1,196,700 Bank of China, Ltd., Class A 655,106
437,100 Bank of Communications
Company, Ltd. 356,266
401,400 Baoshan Iron & Steel Company,
Ltd. 360,975
18,000 Beijing North Star Company, Ltd.
a
2,085
6,700 Beijing Tongrentang Company, Ltd. 47,870
399,700 BOE Technology Group Company,
Ltd. 236,837
1,500 BYD Company, Ltd., Class H 53,427
754,000 CGN Power Company, Ltd.
b
185,062
352,000 China Cinda Asset Management
Company, Ltd. 37,149

International Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.0%) Value
China (1.1%) - continued
77,100 China Merchants Securities
Company, Ltd. $ 161,668
69,600 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 139,012
50,400 China Petroleum & Chemical
Corporation, Class A 43,793
572,800 China Petroleum & Chemical
Corporation, Class H 320,789
312,000 China Railway Group, Ltd. 205,128
7,600 China Resources Sanjiu Medical &
Pharmaceutical Company, Ltd. 53,288
45,500 China State Construction
Engineering Corporation, Ltd. 38,975
800 China Tourism Group Duty Free
Corporation, Ltd.
b
12,851
102,900 China Vanke Company, Ltd., Class
A 219,948
17,100 China Vanke Company, Ltd., Class
H 24,237
57,200 CITIC Securities Company, Ltd.,
Class A 193,330
489,000 CMOC Group, Ltd. 327,233
538,000 CRRC Corporation, Ltd. 296,927
122,700 Daqin Railway Company, Ltd. 122,947
87,100 Focus Media Information
Technology Company, Ltd. 90,927
160,000 Foxconn Industrial Internet
Company, Ltd. 501,100
22,000 Fuyao Glass Industry Group
Company, Ltd., Class H
b
98,037
52,600 GF Securities Company, Ltd., Class
H 84,162
11,500 Gree Electric Appliances, Inc. of
Zhuhai 62,452
790,390 Greenland Holdings Corporation,
Ltd.
a
358,714
46,891 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 209,259
118,100 Guotai Junan Securities Company,
Ltd. 257,863
42,200 Haier Smart Home Company, Ltd.,
Class H 138,774
7,800 Hundsun Technologies, Inc. 44,965
42,800 Jiangxi Copper Company, Ltd.,
Class A 119,994
231,000 Jiangxi Copper Company, Ltd.,
Class H 388,071
9,880 LONGi Green Energy Technology
Company, Ltd. 41,401
632,000 People's Insurance Company
(Group) of China, Ltd. 243,313
16,700 Perfect World Company, Ltd./China 35,115
400,000 PetroChina Company, Ltd. 293,295
114,500 PetroChina Company, Ltd. 127,172
55,668 Ping An Insurance (Group)
Company of China, Ltd. 405,638
27,600 Shanghai Baosight Software
Company, Ltd. 185,720
2,600 Shanghai Pharmaceuticals Holding
Company, Ltd. 7,321
26,100 Shanghai Pharmaceuticals Holding
Company, Ltd. 47,373
288,200 Shenwan Hongyuan Group
Company, Ltd. 203,413
171,000 Shenzhen Overseas Chinese Town
Company, Ltd.
a
117,665
Shares Common Stock (95.0%) Value
China (1.1%) - continued
10,500 Shenzhou International Group
Holdings, Ltd. $ 111,456
5,600 Sichuan Kelun Pharmaceutical
Company, Ltd. 21,658
87,000 Tong Ren Tang Technologies
Company, Ltd. 78,530
14,000 Tsingtao Brewery Company, Ltd. 125,893
14,775 Vipshop Holdings, Ltd. ADR
a
278,213
77,000 Wanda Film Holding Company,
Ltd.
a
156,141
12,500 Wanhua Chemical Group
Company, Ltd. 171,363
2,200 Zhejiang NHU Company, Ltd. 5,086
7,400 Zhongjin Gold Corporation, Ltd. 11,035
32,000 Zijin Mining Group Company, Ltd. 55,268
Total 9,410,879
Colombia (<0.1%)
1,198 Bancolombia SA 10,266
Total 10,266
Cyprus (<0.1%)
9,845 Ros Agro plc GDR
a,c
0
Total 0
Czech Republic (<0.1%)
6,376 Komercni Banka AS 208,816
39 Philip Morris CR 30,407
Total 239,223
Denmark (3.2%)
22,712 ALK-Abello AS
a
247,299
6,081 Carlsberg AS 912,042
6,166 Dampskibsselskabet Norden AS 308,880
48,611 Danske Bank AS 1,154,271
3,646 DFDS AS 130,710
24,471 DSV AS 4,897,626
4,848 H Lundbeck A/S 21,742
9,915 Jyske Bank AS
a
750,017
102,265 Novo Nordisk AS 16,490,461
8,390 Pandora AS 839,268
554 Per Aarsleff Holding A/S 26,296
748 Ringkjoebing Landbobank AS 106,454
3,034 Scandinavian Tobacco Group AS
b
52,775
11,482 Sydbank AS 550,657
Total 26,488,498
Egypt (<0.1%)
59,542 Commercial International Bank
Egypt SAE GDR 71,689
Total 71,689
Finland (0.2%)
7,703 Cargotec Oyj 367,900
3,045 Kemira Oyj 47,763
19,301 Kesko Oyj 386,190
7,730 Kojamo Oyj 75,524
5,556 Konecranes Oyj 201,943
5,960 Musti Group Oyj 116,906
5,357 Orion Oyj 205,876
40,367 Outokumpu Oyj 208,846
1,292 Stora Enso Oyj 15,839

International Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.0%) Value
Finland (0.2%) - continued
17,693 Tokmanni Group Corporation $ 273,238
Total 1,900,025
France (6.2%)
28,157 Air Liquide SA 5,062,482
1,758 BioMerieux 188,721
34,904 CGG SA
a
24,557
65,333 Compagnie de Saint-Gobain 4,418,579
168,018 Credit Agricole SA 2,086,016
54,298 Dassault Systemes SE 2,320,635
3,535 Edenred 229,601
17,247 Eiffage SA 1,794,344
133,079 Engie SA 2,183,215
1,884 Eurazeo SE 115,037
2,623 Hermes International 5,805,420
12,362 Ipsos SA 617,979
2,143 La Francaise des Jeux SAEM
b
81,814
45,497 Legrand SA 4,558,204
2,767 LNA Sante 89,140
6,334 LVMH Moet Hennessy Louis Vuitton
SE 5,882,844
26,343 Publicis Groupe SA 2,123,926
41,709 Rexel SA 1,006,120
61,413 Sanofi 6,551,850
5,414 Schneider Electric SE 965,711
3,561 SCOR SE 106,423
975 SOITEC
a
191,617
3,362 Sopra Group SA 731,020
1,977 Teleperformance SA 286,743
19,579 Thales SA 2,928,834
12,949 TotalEnergies SE 786,740
2,790 Verallia SA
b
123,668
907 Wendel SA 89,534
4,459 Worldline SA
a,b
176,753
Total 51,527,527
Germany (5.3%)
7,077 Aixtron SE 280,765
9,075 Allianz SE 2,168,929
3,226 AURELIUS Equity Opportunities SE
& Company KGaA 41,926
3,225 Aurubis AG 303,578
8,776 BASF SE 470,493
54,964 Bayer AG 3,214,499
5,930 Bayerische Motoren Werke AG 723,167
56 Bilfinger SE 2,027
2,350 Brenntag AG 182,325
121,802 Commerzbank AG 1,456,939
7,190 CTS Eventim AG & Company
KGAA 490,691
2,656 Dermapharm Holding SE 129,741
154,435 Deutsche Bank AG 1,711,941
13,456 Deutsche Boerse AG 2,578,202
123,400 Deutsche Lufthansa AG
a
1,244,650
60,688 Deutsche Telekom AG 1,323,079
14,787 Deutz AG 81,363
29,649 DHL Group 1,524,654
3,154 Duerr AG 98,407
172,453 E.ON SE 2,181,597
173 Elmos Semiconductor SE 15,409
5,857 Encavis AG
a
98,210
3,353 Fielmann Group AG 172,268
2,332 Freenet AG 57,725
43,592 Fresenius SE & Company KGaA 1,368,017
2,459 Gerresheimer AG 291,255
Shares Common Stock (95.0%) Value
Germany (5.3%) - continued
10,179 Heidelberg Materials AG $ 824,990
3,415 Hugo Boss AG 275,758
75,945 Infineon Technologies AG 3,336,696
5,416 Jenoptik AG 175,179
4,018 KION Group AG 168,367
16,735 Klockner & Company SE 156,444
1,351 Krones AG 162,800
6,685 LEG Immobilien AG
a
472,649
15,480 Mercedes-Benz Group AG 1,236,284
11,798 Merck KGaA 2,073,213
1,814 Muenchener Rueckversicherungs-
Gesellschaft AG 682,876
1,030 Nemetschek SE 74,952
21,003 Porsche Automobil Holding SE 1,239,306
3,302 PVA TePla AG
a
77,778
11,207 RWE AG 482,336
28,032 SAP SE 3,823,909
8,121 Scout24 SE
b
536,847
20,109 Siemens AG 3,427,439
3,634 Stroeer SE & Company KGaA 175,746
3,338 SUESS MicroTec SE 83,280
16,030 TAG Immobilien AG
a
180,187
11,440 TeamViewer SE
a,b
194,466
1,318 VIB Vermoegen AG 22,970
684 Volkswagen AG 109,314
79,728 Vonovia SE 1,857,671
Total 44,063,314
Greece (<0.1%)
3,204 Mytilineos SA 133,338
39,299 National Bank of Greece SA
a
270,642
Total 403,980
Guernsey (<0.1%)
134,451 UK Commercial Property REIT, Ltd. 90,368
Total 90,368
Hong Kong (1.9%)
30,600 Bank of East Asia, Ltd. 46,981
386,500 BOC Hong Kong (Holdings), Ltd. 1,179,615
64,000 China Resources Beer (Holdings)
Company, Ltd. 412,344
53,000 CITIC, Ltd. 59,828
304,500 CK Hutchison Holdings, Ltd. 1,877,952
130,960 CSPC Pharmaceutical Group, Ltd. 109,388
4,000 Dah Sing Financial Holdings, Ltd. 9,883
35,000 Hang Lung Group, Ltd. 54,733
258,000 Hang Lung Properties, Ltd. 402,621
34,900 Hang Seng Bank, Ltd. 533,466
60,000 Henderson Land Development
Company, Ltd. 185,470
216,000 Hong Kong Exchanges & Clearing,
Ltd. 9,106,998
36,000 Hysan Development Company, Ltd. 85,066
10,500 Kerry Properties, Ltd. 22,701
43,000 Luk Fook Holdings International,
Ltd. 113,533
38,000 Sun Hung Kai Properties, Ltd. 477,152
63,500 Swire Pacific, Ltd. 530,811
502,000 United Laboratories International
Holdings, Ltd. 402,648
12,500 VTech Holdings, Ltd. 77,955
14,000 Yuexiu Property Company, Ltd. 18,476
Total 15,707,621

International Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.0%) Value
Hungary (<0.1%)
4,438 MOL Hungarian Oil & Gas plc $ 35,036
5,631 OTP Bank Nyrt 204,778
Total 239,814
India (1.3%)
953 ABB India, Ltd. 52,820
2,797 Amara Raja Batteries, Ltd. 21,599
12,046 Asian Paints, Ltd. 494,826
4,268 Bajaj Auto, Ltd. 256,195
691 Bajaj Finance, Ltd. 61,430
12,590 Bajaj Finserv, Ltd. 245,015
5,285 Britannia Industries, Ltd. 308,067
35,972 Cipla, Ltd. 514,481
20,642 Coal India, Ltd. 57,613
5,963 Coromandel International, Ltd. 74,675
1,043 CRISIL, Ltd. 49,694
7,712 Cummins India, Ltd. 184,749
2,818 Dr. Reddy's Laboratories, Ltd. ADR 193,540
37,459 HCL Technologies, Ltd. 509,142
37,701 HDFC Life Insurance Company,
Ltd.
b
296,641
5,208 Hindustan Unilever, Ltd. 162,232
172,401 Indian Oil Corporation, Ltd. 196,637
40,748 Infosys, Ltd. ADR 678,862
39,672 ITC, Ltd. 224,798
38,375 Jio Financial Services, Ltd., Bonus
Shares
a,c
116,063
24,891 Kotak Mahindra Bank, Ltd. 562,515
8,499 Larsen & Toubro, Ltd.
a
277,312
1,739 LTIMindtree, Ltd.
b
103,626
974 Mphasis, Ltd. 27,217
62 MRF, Ltd. 77,673
300 Nestle India, Ltd. 82,270
23,222 NTPC, Ltd. 61,729
2,463 Persistent Systems, Ltd. 142,315
9,733 PI Industries, Ltd. 428,178
8,760 Pidilite Industries, Ltd. 278,727
478 Polycab India, Ltd. 28,020
40,491 REC, Ltd. 99,985
38,375 Reliance Industries, Ltd. 1,191,274
10,135 SBI Cards and Payment Services,
Ltd. 105,506
21,681 SBI Life Insurance Company, Ltd.
b
338,443
4,018 Schaeffler India, Ltd. 152,660
5,293 Siemens, Ltd. 256,496
1,540 Solar Industries India, Ltd. 71,244
3,964 Sun Pharmaceutical Industries, Ltd. 55,138
1,140 Supreme Industries, Ltd. 49,245
25,180 Tata Consultancy Services, Ltd. 1,048,974
978 Tata Elxsi, Ltd. 85,268
8,045 Tech Mahindra, Ltd. 109,277
586 Thermax, Ltd. 18,534
3,544 Trent, Ltd. 75,806
2,614 UltraTech Cement, Ltd. 264,567
Total 10,691,078
Indonesia (0.2%)
497,100 Astra International Tbk PT 225,904
1,626,300 Bank Central Asia Tbk PT 984,939
596,400 Bank Mandiri Persero Tbk PT 226,719
799,400 Bank Rakyat Indonesia Persero
Tbk PT 299,298
Total 1,736,860
Shares Common Stock (95.0%) Value
Ireland (0.1%)
2,525 Flutter Entertainment plc
a
$ 502,224
Total 502,224
Israel (0.9%)
2,193 Airport City, Ltd.
a
33,067
5,627 AudioCodes, Ltd. 57,473
16,160 Azrieli Group, Ltd. 919,584
94,153 Bank Hapoalim BM 836,346
109,726 Bank Leumi Le-Israel BM 875,901
5,880 Doral Group Renewable Energy
Resources, Ltd.
a
12,803
4,285 First International Bank of Israel,
Ltd. 181,137
3,517 Harel Insurance Investments &
Financial Services, Ltd. 27,739
2,748 Israel Corporation, Ltd. 856,848
5,615 Magic Software Enterprises, Ltd. 71,069
28,422 Mivne Real Estate (KD), Ltd. 74,932
17,743 Mizrahi Tefahot Bank, Ltd. 640,610
4,138 NICE, Ltd.
a
900,721
4,221 Nova, Ltd.
a
524,688
49,773 Plus500, Ltd. 961,976
14,002 Radware, Ltd.
a
263,097
18,912 Shufersal, Ltd.
a
100,290
3,306 Wix.com, Ltd.
a
311,822
Total 7,650,103
Italy (3.1%)
342,357 A2A SPA 653,206
13,286 Arnoldo Mondadori Editore SPA 31,303
9,988 Azimut Holding SPA 235,843
49,818 Banca Farmafactoring SPA
b
562,318
7,555 Banca IFIS SPA 133,428
121,955 Banca Mediolanum SPA 1,185,033
161,865 Banca Monte dei Paschi di Siena
SPA
a
467,452
77,596 Banca Popolare di Sondrio SPA 374,848
6,312 BPER Banca 21,842
3,529 Brunello Cucinelli SPA 298,380
4,741 Buzzi SPA 134,730
1,434 Credito Emiliano SPA 12,259
890,913 Enel SPA 6,143,051
1,365,451 Intesa Sanpaolo SPA 3,948,449
63,792 Iren SPA 129,275
161,014 Italgas SPA 948,674
21,075 Mediobanca SPA 280,859
36,643 Moncler SPA 2,644,671
119,356 OVS SPA
b
327,982
5,074 Prysmian SPA 202,327
102,690 Recordati SPA 5,302,943
4,719 Reply SPA 511,246
7,642 Technogym SPA
b
70,498
21,362 UniCredit SPA 540,894
25,542 Unipol Gruppo SPA 142,211
Total 25,303,722
Japan (18.5%)
16,200 Advantest Corporation 2,240,620
13,600 AGC, Inc. 491,418
13,900 Aica Kogyo Company, Ltd. 330,278
9,300 Ain Holdings, Inc. 330,669
18,200 Air Water, Inc. 256,323
3,700 Amano Corporation 84,079
3,100 Amvis Holdings, Inc. 62,932
14,900 Aozora Bank, Ltd. 306,429

International Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.0%) Value
Japan (18.5%) - continued
17,900 Arcs Company, Ltd. $ 312,329
16,300 ARE Holdings, Inc. 218,817
57,600 Astellas Pharma, Inc. 842,247
800 BayCurrent Consulting, Inc. 25,836
6,100 BellSystem24 Holdings, Inc. 59,648
51,800 Benesse Holdings, Inc. 676,790
3,100 Canon Marketing Japan, Inc. 81,357
25,500 Chiyoda Company, Ltd. 179,963
12,300 Chudenko Corporation 201,631
7,700 Chugai Pharmaceutical Company,
Ltd. 229,162
18,200 Chugin Financial Group, Inc. 122,224
17,500 Chugoku Electric Power Company,
Inc.
a
121,441
44,200 Citizen Watch Company, Ltd. 288,881
37,900 Coca-Cola Bottlers Japan, Inc. 436,467
29,000 COMSYS Holdings Corporation 579,671
17,100 Dai Nippon Printing Company, Ltd. 486,084
1,800 Daido Steel Company, Ltd. 77,171
1,300 Daifuku Company, Ltd. 27,803
32,500 Daiichi Sankyo Company, Ltd. 1,000,988
9,400 Daikin Industries, Ltd. 1,900,668
9,400 Daito Trust Construction Company,
Ltd. 1,011,144
100,200 Daiwa House Industry Company,
Ltd. 2,723,329
31,500 Demae-Can Company, Ltd.
a
108,300
1,700 Denso Corporation 118,367
1,900 Descente, Ltd. 55,148
25,100 Doutor Nichires Holdings
Company, Ltd. 394,174
12,500 DTS Corporation 295,496
7,400 Electric Power Development
Company, Ltd. 117,072
380,600 Eneos Holdings, Inc. 1,380,870
10,700 FANUC Corporation 327,339
3,000 Fast Retailing Company, Ltd. 751,539
6,400 Ferrotec Holdings Corporation 154,856
13,800 Food & Life Companies, Ltd. 271,542
13,200 Fuji Media Holdings, Inc. 146,159
17,800 Fuji Soft, Inc. 593,068
24,100 FUJIFILM Holdings NPV 1,399,383
3,000 Fujimi, Inc. 72,749
15,400 Fujitsu, Ltd. 1,994,143
9,100 Fukuyama Transporting Company,
Ltd. 257,198
8,400 Future Corporation 91,637
2,300 Fuyo General Lease Company, Ltd. 189,794
21,200 Gree, Inc. 93,707
1,900 Hamamatsu Photonics KK 91,545
4,900 Hanwa Company, Ltd. 167,613
1,900 Haseko Corporation 24,736
22,400 Heiwa Corporation 379,428
800 Hioki EE Corporation 45,729
1,700 HIS Company, Ltd.
a
24,367
17,600 Hitachi, Ltd. 1,152,176
66,900 Honda Motor Company, Ltd. 2,132,866
10,900 Hoya Corporation 1,269,408
17,500 Hyakugo Bank, Ltd. 58,498
29,000 Ichigo, Inc. 55,163
7,500 Iida Group Holdings Company, Ltd. 131,569
57,100 Inaba Denki Sangyo Company, Ltd. 1,268,405
259 Industrial & Infrastructure Fund
Investment Corporation 271,079
11,200 ITOCHU Corporation 452,987
Shares Common Stock (95.0%) Value
Japan (18.5%) - continued
50,000 ITOCHU Techno-Solutions
Corporation $ 1,267,208
6,500 Japan Material Company, Ltd. 114,942
161,000 Japan Post Holdings Company,
Ltd. 1,175,717
149,000 Japan Tobacco, Inc. 3,306,251
6,500 JEOL, Ltd. 222,950
21,000 JGC Corporation 294,432
800 JMDC, Inc. 30,578
4,500 Juroku Financial Group, Inc. 111,303
1,200 Kaga Electronics Company, Ltd. 53,755
54,900 Kajima Corporation 867,555
2,400 Kakaku.com, Inc. 35,875
18,700 Kamigumi Company, Ltd. 433,771
21,600 Kanematsu Corporation 316,862
52,200 Kawasaki Kisen Kaisha, Ltd. 1,574,072
130,100 KDDI Corporation 3,829,064
14,100 Keiyo Bank, Ltd. 59,192
76 Kenedix Retail REIT Corporation 148,737
8,400 Keyence Corporation 3,769,435
58,900 Kinden Corporation 812,327
34,500 Kobe Steel, Ltd. 377,338
19,400 Komatsu, Ltd. 543,480
40,700 K's Holdings Corporation 373,556
9,000 Kumagai Gumi Company, Ltd. 203,835
1,100 Kureha Corporation 65,766
1,200 KYB Corporation 42,523
56,200 Kyoei Steel, Ltd. 845,876
17,000 Kyowa Hakko Kirin Company, Ltd. 324,627
48 LaSalle Logiport REIT 51,351
5,200 Lintec Corporation 85,820
19,100 Lion Corporation 182,502
4,200 M&A Research Institute Holdings,
Inc.
a
116,998
5,800 Management Solutions Company,
Ltd. 166,281
5,900 Mandom Corporation 59,235
5,900 Marubeni Corporation 104,460
5,900 Maruichi Steel Tube, Ltd. 139,837
107,300 Mazda Motor Corporation 1,064,469
9,800 McDonald's Holdings Company
(Japan), Ltd. 385,759
6,300 MegaChips Corporation 188,555
29,100 MEITEC Corporation 530,502
11,200 Menicon Company, Ltd. 200,887
2,300 Micronics Japan Company, Ltd. 36,688
3,900 Mimasu Semiconductor Industry
Company, Ltd. 81,608
9,800 Ministop Company, Ltd. 101,522
7,900 MISUMI Group, Inc. 144,524
2,100 Mitsubishi Chemical Group
Corporation 12,562
30,500 Mitsubishi Corporation 1,560,577
476,400 Mitsubishi HC Capital, Inc. 3,151,563
13,700 Mitsubishi Logistics Corporation 344,131
2,100 Mitsubishi Research Institute, Inc. 79,510
333,300 Mitsubishi UFJ Financial Group,
Inc. 2,683,816
17,700 Mitsui & Company, Ltd. 690,833
1,300 Mitsui-Soko Holdings Company,
Ltd. 33,154
13,800 Mixi, Inc. 260,659
59,800 Mizuho Financial Group, Inc. 1,014,529
30,400 Murata Manufacturing Company,
Ltd. 1,805,812

International Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.0%) Value
Japan (18.5%) - continued
18,600 NEC Networks & System Integration
Corporation $ 245,262
18,600 NGK Insulators, Ltd. 228,115
7,400 NHK Spring Company, Ltd. 59,294
26,100 Nidec Corporation 1,558,822
3,000 Nihon M&A Center Holdings, Inc. 17,181
14,200 Nikkon Holdings Company, Ltd. 298,476
76,900 Nintendo Company, Ltd. 3,478,553
122 Nippon REIT Investment
Corporation 290,475
86,100 Nippon Steel Corporation 1,967,934
110,400 Nippon Television Holdings, Inc. 1,048,401
43,100 Nippon Yusen Kabushiki Kaisha 1,048,458
1,500 Nishimatsu Construction Company,
Ltd. 39,075
310,000 Nissan Motor Company, Ltd. 1,365,596
4,200 Nisshin Oillio Group, Ltd. 112,737
78,700 Nissui Corporation 374,793
7,000 Niterra Company, Ltd. 148,015
17,700 Nitori Holdings Company, Ltd. 2,167,411
2,400 Nitto Boseki Company, Ltd. 46,865
26,400 Nitto Kogyo Corporation 675,493
14,100 NOK Corporation 212,310
36,200 Nomura Research Institute, Ltd. 1,028,620
7,400 NS United Kaiun Kaisha, Ltd. 199,202
15,200 NSD Company, Ltd. 297,719
155,700 NTT Data Group Corporation 2,165,974
138 NTT UD REIT Investment
Corporation 130,890
3,800 OBIC Business Consultants
Company, Ltd. 159,600
3,200 Ohsho Food Service Corporation 152,360
6,800 Oisix ra daichi, Inc.
a
111,791
4,800 Okamura Corporation 68,874
29,500 Okinawa Electric Power Company,
Inc.
a
239,324
6,500 Okumura Corporation 194,404
99,700 Olympus Corporation 1,626,798
5,700 Ono Pharmaceutical Company, Ltd. 104,454
4,900 Oracle Corporation Japan 343,483
15,420 Orient Corporation 120,657
100,300 Oriental Land Company, Ltd. 3,846,859
49,300 ORIX Corporation 948,361
17 ORIX JREIT, Inc. 21,628
14,800 Otsuka Holdings Company, Ltd. 544,156
5,400 Pacific Metals Company, Ltd.
a
63,188
46,100 Pan Pacific International Holdings
Company 911,471
4,700 PeptiDream, Inc.
a
59,832
1,800 PHC Holdings Corporation 19,089
1,500 Pigeon Corporation 20,260
3,300 Plus Alpha Consulting Company,
Ltd. 64,985
14,600 Rakus Company, Ltd. 247,842
70,616 Recruit Holdings Company, Ltd. 2,445,833
31,800 Renesas Electronics Corporation
a
613,544
32,400 Resona Holdings, Inc. 176,388
18,800 Resorttrust, Inc. 297,259
700 Rohm Company, Ltd. 65,596
1,600 Rohto Pharmaceutical Company,
Ltd. 34,103
700 Roland Corporation 19,957
2,600 Ryoyo Electro Corporation 64,576
4,600 Saizeriya Company, Ltd. 146,269
40,200 Sangetsu Company, Ltd. 737,981
7,300 Sankyo Company, Ltd. 308,802
Shares Common Stock (95.0%) Value
Japan (18.5%) - continued
8,700 Sankyu, Inc. $ 301,692
47,600 Santen Pharmaceutical Company,
Ltd. 415,945
2,100 Sanyo Chemical Industries, Ltd. 63,919
1,900 Sanyo Special Steel Company, Ltd. 38,169
1,000 Sato Holdings Corporation 14,004
4,400 Sawai Group Holdings Company,
Ltd. 109,592
2,500 SCREEN Holdings Company, Ltd. 270,123
39,000 Secom Company, Ltd. 2,617,091
4,500 Sega Sammy Holdings, Inc. 98,391
53,100 Seino Holdings Company, Ltd. 835,716
1,100 SHIFT, Inc.
a
260,213
21,100 Shikoku Electric Power Company
a
148,647
50,400 Shin-Etsu Chemical Company, Ltd. 1,660,421
4,400 Shionogi & Company, Ltd. 184,396
75,300 SKY Perfect JSAT Holdings, Inc. 314,440
3,400 SMC Corporation 1,776,714
1,000 Socionext, Inc. 118,325
75,900 SoftBank Group Corporation 3,860,459
16,100 Sohgo Security Services Company,
Ltd. 98,435
900 Sojitz Corporation 21,368
35,300 Sony Group Corporation 3,306,418
5,200 Starts Corporation, Inc. 107,829
11,200 Sumco Corporation 163,205
16,800 Sumitomo Corporation 360,409
33,900 Sumitomo Dainippon Pharma
Company, Ltd. 140,515
11,300 Sumitomo Heavy Industries, Ltd. 278,136
400 Sumitomo Metal Mining Company,
Ltd. 13,814
60,300 Sumitomo Mitsui Financial Group,
Inc. 2,825,157
64,700 Sumitomo Mitsui Trust Holdings,
Inc. 2,516,941
1,600 Sumitomo Osaka Cement
Company, Ltd. 44,922
900 Sysmex Corporation 60,944
4,400 Taikisha, Ltd. 131,010
9,500 Taisho Pharmaceutical Holdings
Company, Ltd. 366,294
21,100 Taiyo Holdings Company, Ltd. 394,876
5,500 Takara Standard Company, Ltd. 72,058
95,700 Takeda Pharmaceutical Company,
Ltd. 2,926,013
9,000 Takuma Company, Ltd. 98,481
25,800 Terumo Corporation 844,927
27,600 TIS, Inc. 700,041
48,300 Toagosei Company, Ltd. 458,102
4,500 TOCALO Company, Ltd. 45,735
3,600 TOKAI Corporation/Gifu 48,537
12,300 Tokio Marine Holdings, Inc. 282,838
6,400 Tokyo Century Corporation 250,672
24,200 Tokyo Electron, Ltd. 3,632,107
200 Tokyo Seimitsu Company, Ltd. 11,078
7,200 Tokyotokeiba Company, Ltd. 195,072
62,400 Tokyu Fudosan Holdings
Corporation 370,964
39,600 Toppan, Inc. 932,125
4,600 Torii Pharmaceutical Company, Ltd. 116,824
10,300 Totetsu Kogyo Company, Ltd. 197,218
3,100 Towa Pharmaceutical Company,
Ltd. 39,221
11,200 Toyo Suisan Kaisha, Ltd. 463,256
511,000 Toyota Motor Corporation 8,591,832

International Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.0%) Value
Japan (18.5%) - continued
6,500 Transcosmos, Inc. $ 159,347
15,900 TRE Holdings Corporation 138,120
4,500 Tri Chemical Laboratories, Inc. 83,563
22,900 Tsubakimoto Chain Company 610,559
78,800 TV Asahi Holdings Corporation 994,323
1,700 United Arrows, Ltd. 28,692
17,000 Universal Entertainment
Corporation 307,521
3,400 UT Group Company, Ltd.
a
68,723
12,400 Valor Holdings Company, Ltd. 186,232
12,100 ValueCommerce Company, Ltd. 115,753
11,500 Wacom Company, Ltd. 48,994
2,700 WDB Holdings Company, Ltd. 39,942
10,600 Yakult Honsha Company, Ltd. 588,150
6,600 Yellow Hat, Ltd. 86,718
1,200 Yodogawa Steel Works, Ltd. 28,778
12,500 Yuasa Trading Company, Ltd. 400,390
19,000 Zensho Holdings Company, Ltd. 1,012,439
52,700 ZOZO, Inc. 1,028,811
Total 152,631,761
Jersey (0.5%)
214,027 Glencore plc 1,301,593
730,462 Man Group plc 2,239,302
27,569 TP ICAP Group plc 56,255
53,866 WPP plc 588,149
Total 4,185,299
Kuwait (0.1%)
34,916 Boubyan Bank KSCP 70,465
14,670 HumanSoft Holding Company
KSCC 171,938
6,946 Kuwait Finance House KSCP 17,844
44,499 Mobile Telecommunications
Company KSCP 75,469
107,169 National Bank of Kuwait KSC 335,610
45,100 National Industries Group Holding 34,078
Total 705,404
Luxembourg (0.9%)
7,501 Allegro.eu SA
a,b
66,133
10,040 Aperam SA 316,854
39,223 ArcelorMittal SA 1,134,405
290,189 Aroundtown SA
a
450,844
167,830 B&M European Value Retail SA 1,192,083
6,400 Reinet Investments SCA 155,046
27,206 Subsea 7 SA 365,625
109,335 Tenaris SA ADR 3,661,629
Total 7,342,619
Malaysia (0.1%)
4,000 AEON Credit Service (M) Berhad 10,681
103,400 Hong Leong Bank Berhad 449,233
82,600 Mah Sing Group Berhad 12,278
3,400 Malayan Banking Berhad 6,802
35,800 MISC Berhad 57,078
2,800 Petronas Dagangan BHD 14,258
31,600 Public Bank Berhad 29,230
14,000 QL Resources Berhad 17,015
5,254 RHB Bank BHD 6,633
52,066 Sports Toto BHD 16,859
12,800 Ta Ann Holdings Berhad 10,560
Total 630,627
Shares Common Stock (95.0%) Value
Mexico (0.2%)
7,450 America Movil SAB de CV ADR $ 155,854
36,300 Arca Continental SAB de CV 364,214
44,349 Cemex SAB de CV ADR
a
337,940
4,660 Coca-Cola FEMSA SAB de CV ADR 392,931
368 Fomento Economico Mexicano SAB
de CV ADR 41,676
14,730 Grupo Financiero Banorte SAB de
CV ADR 139,673
55,900 Grupo Mexico SAB de CV 290,800
4,900 Kimberly-Clark de Mexico, SA de
CV 11,556
82,400 Megacable Holdings SAB de CV 208,940
7,900 Wal-Mart de Mexico SAB de CV 32,907
Total 1,976,491
Netherlands (5.7%)
8,703 Aalberts NV 392,720
36,372 ABN AMRO Group NV
b
618,444
3,798 ASM International NV 1,804,363
17,930 ASML Holding NV 12,842,761
95 BE Semiconductor Industries NV 11,343
1,472 Cementir Holding NV 13,886
26,437 Euronext NV
b
2,012,227
17,492 Ferrari NV 5,607,727
37,239 ForFarmers NV 116,882
818 Heineken Holding NV 67,056
15,557 Heineken NV 1,522,749
1,627 IMCD NV 246,540
180,667 Koninklijke Ahold Delhaize NV 6,227,373
16,004 Koninklijke Vopak NV 603,383
1,278,746 MFE-MediaForEurope NV 676,843
20,303 NEPI Rockcastle NV 121,645
36,923 QIAGEN NV
a
1,732,492
13,390 Signify NV
b
421,003
208,700 Stellantis NV 4,282,102
82,976 STMicroelectronics NV 4,438,105
2,647 Technip Energies NV 60,331
55,054 Unilever plc 2,963,452
8,745 Van Lanschot Kempen NV 286,550
Total 47,069,977
New Zealand (0.1%)
29,781 Air New Zealand, Ltd.
a
14,622
81,831 Contact Energy, Ltd. 422,537
9,124 Genesis Energy, Ltd. 15,367
3,621 Xero, Ltd.
a
297,652
Total 750,178
Norway (1.3%)
94,560 Aker Solutions ASA 420,339
1,325 Atea ASA 17,989
162,320 DNB Bank ASA 3,345,008
59,790 Elkem ASA
b
141,833
95,249 Equinor ASA 2,913,522
47,191 Europris ASA
b
286,288
28,485 Hoegh Autoliners ASA 164,838
12,859 Leroy Seafood Group ASA 53,499
19,507 Norsk Hydro ASA 127,760
138,960 Norwegian Air Shuttle ASA
a
138,706
3,966 SpareBank 1 Nord Norge 37,773
775 Sparebank 1 Oestlandet 9,742
16,218 TGS Nopec Geophysical Company
ASA 216,467
10,715 Veidekke ASA 120,946

International Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.0%) Value
Norway (1.3%) - continued
77,377 Yara International ASA $ 3,160,232
Total 11,154,942
Philippines (0.1%)
10,300 Aboitiz Equity Ventures, Inc. 10,082
10,940 Jollibee Foods Corporation 50,813
21,470 SM Investments Corporation 356,741
Total 417,636
Poland (0.1%)
12,504 Asseco Poland SA 249,111
21,386 Orlen SA
a
381,175
9,808 Powszechna Kasa Oszczednosci
Bank Polski SA 99,512
12,843 Powszechny Zaklad Ubezpieczen
SA 129,881
530 Santander Bank Polska SA
a
52,582
Total 912,261
Portugal (<0.1%)
27,406 CTT-Correios de Portugal SA 108,180
14,375 REN - Redes Energeticas
Nacionais SGPS SA 39,253
Total 147,433
Qatar (<0.1%)
11,283 Commercial Bank PSQC 19,381
18,110 Gulf International Services QSC 10,304
95,629 Masraf Al Rayan QSC 65,950
10,329 Ooredoo QPSC 32,434
2,847 Qatar Electricity & Water Company
QSC 14,184
20,949 Qatar Gas Transport Company, Ltd. 24,258
Total 166,511
Russian Federation (<0.1%)
89,225 Gazprom PJSC ADR
a,c
9
3,228 LUKOIL PJSC
c,d
0
3,189 Mechel PJSC ADR
a,c
0
7,840 MMC Norilsk Nickel PJSC ADR
a,c
1
234 Novatek PJSC GDR
a,c
0
361 Polyus PJSC
a,c
0
1 Polyus PJSC GDR
a,c
0
174,130 Sberbank of Russia PJSC
c,d
0
9,280 Sovcomflot OAO
c
0
404,300 Surgutneftegas PJSC
c,d
0
35,587 Surgutneftegas PJSC ADR
a,c
4
Total 14
Saudi Arabia (0.4%)
33,947 Al Rajhi Bank 674,784
34,947 Alinma Bank 344,562
2,624 Arab National Bank 18,630
3,623 Dr. Sulaiman Al Habib Medical
Services Group Company 279,105
1,818 Eastern Province Cement Company 21,923
44,234 Jarir Marketing Company 182,783
55,841 National Commercial Bank 573,812
33,200 Riyad Bank 281,455
668 SABIC Agri-Nutrients Company 25,674
5,460 Saudi Arabian Oil Company
b
47,184
2,405 Saudi Basic Industries Corporation 54,965
11,244 Saudi Electricity Company 67,265
28,862 Saudi Telecom Company 326,362
Shares Common Stock (95.0%) Value
Saudi Arabia (0.4%) - continued
3,860 Savola Group $ 43,509
Total 2,942,013
Singapore (0.9%)
1,425 China Yuchai International, Ltd. 15,119
64,100 ComfortDelGro Corporation, Ltd. 60,795
197,500 DBS Group Holdings, Ltd. 5,094,916
122,500 First Resources, Ltd. 139,181
2,023 Kenon Holdings, Ltd. 53,187
88,800 SembCorp Industries, Ltd. 364,025
11,800 Sheng Siong Group, Ltd. 14,556
53,500 Singapore Exchange, Ltd. 391,074
66,900 Wing Tai Holdings, Ltd. 71,936
580,500 Yangzijiang Shipbuilding Holdings,
Ltd. 672,489
293,700 Yanlord Land Group, Ltd.
a
179,056
Total 7,056,334
South Africa (0.2%)
19,620 Absa Group, Ltd. 207,942
24,904 AECI, Ltd. 131,317
17,054 Aspen Pharmacare Holdings, Ltd. 182,892
3,048 Barloworld, Ltd. 14,265
4,336 Coronation Fund Managers, Ltd. 7,955
30,373 DataTec, Ltd. 59,612
28,736 FirstRand, Ltd. 116,894
10,065 Gold Fields, Ltd. ADR 155,706
7,512 Kumba Iron Ore, Ltd. 206,062
25,771 Momentum Metropolitan Holdings 27,322
3,724 MTN Group, Ltd. 29,163
1,482 Naspers, Ltd. 291,194
9,771 Sasol, Ltd. 136,424
9,824 Standard Bank Group 104,921
4,762 Super Group, Ltd. 9,141
10,974 Vukile Property Fund, Ltd. 8,020
Total 1,688,830
South Korea (1.0%)
637 Celltrion, Inc. 73,285
188 Chong Kun Dang Pharmaceutical
Corporation 11,376
255 Chongkundang Holdings
Corporation 9,835
911 CJ Corporation 46,313
2,316 Doosan Bobcat, Inc. 106,238
3,063 Green Cross Holdings Corporation 32,933
11,288 GS Holdings Corporation 333,554
724 Hanmi Pharm Company, Ltd. 151,380
4,057 Hanwha Corporation 98,199
1,229 Huons Global Company, Ltd. 19,290
926 HYBE Company, Ltd.
a
190,698
499 Hyundai Motor Company 76,723
1,993 JYP Entertainment Corporation 213,376
6,371 Kakao Corporation 256,477
6,281 Kia Corporation 407,633
483 Korea Zinc Company, Ltd. 187,106
185 LG Chem, Ltd. 94,111
502 LG Electronics, Inc. 42,731
4,861 Lotte Shopping Company, Ltd. 266,950
900 Meritz Financial Group, Inc. 34,749
1,486 NAVER Corporation 264,757
336 NCSoft Corporation 72,894
11,498 NH Investment & Securities
Company, Ltd. 89,293
26 NongShim Company, Ltd. 8,089

International Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.0%) Value
South Korea (1.0%) - continued
2,606 PharmaResearch Company, Ltd. $ 272,226
1,123 POSCO Holdings, Inc. 565,859
682 Samsung Biologics Company,
Ltd.
a,b
409,520
3,323 Samsung C&T Corporation 269,232
46,385 Samsung Electronics Company,
Ltd. 2,539,703
215 Samsung SDI Company, Ltd. 112,231
9,600 Samsung Securities Corporation,
Ltd. 270,343
347 SGC Energy Company, Ltd. 6,768
4,257 SK Hynix, Inc. 412,269
9 Taekwang Industrial Corporation,
Ltd. 4,214
Total 7,950,355
Spain (2.9%)
166,340 Acerinox SA 1,751,138
4,167 Aena SME SA
b
665,440
18,082 Amadeus IT Holding SA 1,297,139
9,193 Atresmedia Corporacion de Medios
de Comunicacion SA 38,107
502,499 Banco Bilbao Vizcaya Argentaria
SA 3,983,015
774,376 Banco Santander SA 3,138,005
289,083 CaixaBank SA 1,169,404
64,087 Cia de Distribucion Integral Logista
Holdings SA 1,783,234
4,185 Endesa SA 89,697
2,417 Global Dominion Access SA
b
10,165
1,091 Grenergy Renovables SA
a
32,933
144,183 Iberdrola SA 1,799,633
137,002 Industria de Diseno Textil SA 5,244,163
4,443 Let's GOWEX SA
a,c,e
1
18,734 Melia Hotels International SA
a
137,533
51,654 Merlin Properties Socimi SA 481,365
2,373 Pharma Mar SA 89,219
2,871 Redeia Corporacion SA 48,020
141,238 Repsol SA 2,156,350
24,142 Sacyr SA 82,535
1,222 Vidrala SA 124,414
Total 24,121,510
Sweden (2.4%)
42,927 AB Industrivarden, Class A 1,218,996
51,673 AB Industrivarden, Class C 1,463,937
20,239 AcadeMedia AB
b
97,576
11,665 AddLife AB 94,997
19,936 Addtech AB 371,404
15,838 Alleima AB 68,798
51,649 Arjo AB 220,980
165,796 Assa Abloy AB 3,986,215
16,738 Atlas Copco AB, Class A 237,778
13,884 Atlas Copco AB, Class B 171,452
4,118 Atrium Ljungberg AB 80,767
27,811 Attendo AB
a,b
84,545
38,965 Betsson AB 471,474
12,108 BioGaia AB 120,086
21,267 Biotage AB 262,513
17,569 Bravida Holding AB
b
141,204
2,689 Bufab AB 78,710
240,199 Corem Property Group AB 162,017
6,171 Dios Fastigheter AB 42,079
13,168 Dustin Group AB
a,b
34,349
3,443 Epiroc AB, Class A 68,742
Shares Common Stock (95.0%) Value
Sweden (2.4%) - continued
12,100 Epiroc AB, Class B $ 205,568
49,461 Fastighets AB Balder
a
230,808
138,901 Granges AB 1,418,721
18,552 Hexagon AB 179,877
72,914 Hexpol AB 791,008
8,232 Indutrade AB 172,760
23,739 Inwido AB 261,959
3,135 L E Lundbergforetagen AB 138,158
17,218 Lifco AB 347,147
17,257 Lindab International AB 267,547
4,050 Mycronic AB 87,155
33,723 NCC AB 363,159
48,972 Nobia AB
a
52,942
28,899 Nyfosa AB 183,331
10,255 Pandox AB 120,922
1,090 Paradox Interactive AB 31,293
20,438 Peab AB 90,411
9,180 Platzer Fastigheter Holding AB 69,767
341,916 SSAB AB, Class A 2,169,610
204,579 SSAB AB, Class B 1,251,605
8,950 Svolder AB 50,683
26,231 Sweco AB 270,125
9,551 Swedbank AB 175,181
36,137 Telefonaktiebolaget LM Ericsson 181,786
23,676 Trelleborg AB 630,318
11,632 Vitrolife AB 172,602
21,222 Volvo AB, Class B 468,128
Total 19,861,190
Switzerland (6.2%)
4,784 Baloise Holding AG 740,510
60 Belimo Holding AG 32,337
485 Bucher Industries AG 216,122
631 Burckhardt Compression Holding
AG 371,874
3,560 Cembra Money Bank AG 270,212
7,595 Coca-Cola HBC AG 223,468
23,573 Compagnie Financiere Richemont
SA 3,796,029
919 DKSH Holding AG 74,157
6,613 EFG International AG 82,499
8,958 Galenica AG
b
720,941
25,564 Holcim, Ltd. 1,781,732
1,765 Huber+Suhner AG 152,449
3,298 Implenia AG 160,639
569 Julius Baer Group, Ltd. 40,301
28 LEM Holding SA 67,427
1,967 Medmix AG
b
54,900
80,434 Nestle SA 9,854,710
149,174 Novartis AG 15,618,103
1,537 Partners Group Holding AG 1,725,489
19,176 PSP Swiss Property AG 2,259,702
133 Roche Holding AG, Bearer Shares 44,099
9,637 Roche Holding AG, Participation
Certificates 2,987,966
949 Schindler Holding AG 220,037
10,747 Schindler Holding AG, Participation
Certificates 2,609,553
10,516 Sika AG 3,272,976
5,677 Swiss Prime Site AG 549,587
4,792 Tecan Group AG 1,906,887
10,536 Temenos AG 906,126
1,539 u-blox Holding AG 172,354
925 Vontobel Holding AG 62,315

International Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.0%) Value
Switzerland (6.2%) - continued
1,847 Zehnder Group AG $ 135,276
Total 51,110,777
Taiwan (1.4%)
5,000 Advantech Company, Ltd. 62,439
400 Advantech Company, Ltd., Bonus
Shares
a,c
4,939
11,222 ASE Technology Holding Company,
Ltd. ADR 90,113
67,000 Asia Cement Corporation 85,957
215,000 Capital Securities Corporation 109,295
214,000 Cheng Shin Rubber Industry
Company, Ltd. 262,306
3,000 Chicony Power Technology
Company, Ltd. 9,940
11,000 China Steel Chemical Corporation 38,030
139,000 China Steel Corporation 123,664
104,000 Chipbond Technology Corporation 229,910
23,000 Delta Electronics, Inc. 268,495
25,000 Everlight Electronics Company, Ltd. 41,351
42,000 Far Eastern New Century
Corporation 39,723
67,000 Feng Hsin Steel Company, Ltd. 147,264
37,000 Formosa Plastics Corporation 97,965
14,000 Getac Holdings Corporation 30,256
16,000 Gigabyte Technology Company,
Ltd. 160,384
3,000 Hotai Motor Company, Ltd.
a
72,436
121,000 Hua Nan Financial Holdings
Company, Ltd. 85,718
5,000 Makalot Industrial Company, Ltd. 49,674
17,000 MediaTek, Inc. 374,084
34,000 Micro-Star International Company,
Ltd. 210,886
274,000 Nan Ya Plastics Corporation 610,587
47,000 Novatek Microelectronics
Corporation 635,606
141,000 Pou Chen Corporation 140,306
74,000 Quanta Computer, Inc. 562,982
24,000 Radiant Opto-Electronics
Corporation 92,166
42,000 Realtek Semiconductor Corporation 576,833
22,000 Sigurd Microelectronics
Corporation 37,100
5,000 SinoPac Financial Holdings
Company, Ltd. 2,969
21,000 Systex Corporation 78,731
64,534 Taichung Commercial Bank
Company, Ltd. 30,635
2,710 Taichung Commercial Bank
Company, Ltd., Bonus Shares
a,c
1,222
388,000 Taiwan Cooperative Financial
Holding Company, Ltd. 363,204
268,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 4,850,634
62,762 Topco Scientific Company, Ltd. 359,554
9,000 TTY Biopharm Company, Ltd. 21,926
35,000 United Microelectronics
Corporation 52,594
31,000 USI Corporation 23,013
11,000 Vanguard International
Semiconductor Corporation 27,121
1,000 Voltronic Power Technology
Corporation 55,800
10,000 YFY, Inc. 11,738
Shares Common Stock (95.0%) Value
Taiwan (1.4%) - continued
266,600 Yuanta Financial Holding Company,
Ltd. $ 207,316
Total 11,336,866
Thailand (0.1%)
35,200 Bangchak Corporation PCL NVDR 39,390
152,000 Bangkok Dusit Medical Services
Public Company, Ltd. NVDR 127,875
13,600 Bumrungrad Hospital Public
Company, Ltd.
c
85,907
49,900 Central Pattana pcl NVDR 99,239
73,000 Home Product Center pcl NVDR 30,307
357,400 Krung Thai Bank Public Company,
Ltd. NVDR 214,223
1,740,700 Land and Houses Public Company,
Ltd. NVDR 432,372
33,300 Tipco Asphalt pcl NVDR 17,317
Total 1,046,630
Turkey (0.1%)
39,712 BIM Birlesik Magazalar AS 318,896
38,276 KOC Holding AS 191,866
9,802 TOFAS Turk Otomobil Fabrikasi AS 109,874
32,362 Turk Hava Yollari Anonim Ortakligi
a
281,429
Total 902,065
United Arab Emirates (0.1%)
11,827 Abu Dhabi Islamic Bank PJSC 36,193
35,066 Aldar Properties PJSC 49,348
83,789 Deyaar Development PJSC
a
16,650
40,849 Dubai Islamic Bank PJSC 63,972
174,813 Emaar Properties PJSC 321,665
37,134 Emirates Central Cooling Systems
Corporation 19,412
28,767 Emirates NBD Bank PJSC 133,108
Total 640,348
United Kingdom (10.6%)
15,670 3i Group plc 397,567
65,019 AstraZeneca plc 9,341,696
453,600 Auto Trader Group plc
b
3,761,970
45,525 Babcock International Group plc
a
219,165
28,964 BAE Systems plc 346,382
119,579 Balfour Beatty plc 536,196
431,450 Barclays plc 856,133
9,590 Bellway plc 272,707
2,498 Big Yellow Group plc 34,378
4,481 Bodycote plc 39,795
812,602 BP plc 5,041,755
28,194 Breedon Group plc 131,705
2,403 British American Tobacco plc 80,808
23,957 Britvic plc 265,920
19,013 Bunzl plc 704,774
5,717 Bytes Technology Group plc 37,859
22,829 Central Asia Metals plc 53,790
15,698 Coca-Cola European Partners plc 995,096
75,469 Compass Group plc 1,963,528
11,605 Computacenter plc 327,399
124,916 Diageo plc 5,451,625
48,449 Drax Group plc 376,047
68,067 DS Smith plc 270,625
3,296 easyJet plc
a
19,144
52,744 Evraz plc
a,c
7
48,443 FirstGroup plc 90,728
482 Games Workshop Group plc 72,062

International Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.0%) Value
United Kingdom (10.6%) - continued
5,226 Genus plc $ 165,308
6,959 Greggs plc 246,793
144,041 GSK plc 2,564,101
145,648 Halma plc 4,182,710
31,920 Harbour Energy plc 109,277
29,797 Hays plc 40,997
14,837 Hikma Pharmaceuticals plc 398,446
894,982 HSBC Holdings plc 7,434,101
76,697 IG Group Holdings plc 696,915
5,280 IMI plc 110,391
101,254 Imperial Brands plc 2,392,173
44,505 Inchcape plc 468,060
51,446 InterContinental Hotels Group plc 3,802,234
3,253 Intermediate Capital Group plc 58,710
13,683 J D Wetherspoon plc
a
118,706
14,362 Jet2 plc 207,018
9,664 Lancashire Holdings, Ltd. 73,968
2,916 Liontrust Asset Management plc 24,188
151,182 Marks & Spencer Group plc
a
400,468
166,007 Moneysupermarket.com Group plc 584,596
7,196 Morgan Sindall Group plc 176,500
14,538 Next plc 1,314,831
24,678 PageGroup plc 141,311
44,861 Paragon Banking Group plc 303,982
39,276 Pets at Home Group plc 197,370
24,783 Playtech plc
a
178,428
2,805 Polar Capital Holdings plc 17,459
1,115 QinetiQ Group plc 4,617
56,374 Redde Northgate plc 248,876
9,815 Redrow plc 65,249
167,806 RELX plc 5,647,809
146,626 Rightmove plc 1,074,328
91,033 Rio Tinto plc 6,017,086
82,089 Rotork plc 325,157
5,939 RS Group plc 59,823
24,032 Safestore Holdings plc 273,193
81,313 Sage Group plc 978,081
245,881 Serco Group plc 490,052
329,515 Shell plc 9,986,875
12,644 Spectris plc 570,594
7,365 Spirax-Sarco Engineering plc 1,051,869
83,105 SSP Group plc
a
268,339
36,595 Standard Chartered plc 351,516
195,729 Tesco plc 648,270
19,773 TORM plc 486,682
3,726 Tritax Big Box REIT plc 6,607
2,746 Unite Group plc 34,285
25,983 Virgin Money UK plc 60,266
19,558 Watches of Switzerland Group plc
a,b
189,127
7,212 Whitbread plc 323,971
68,943 Wickes Group plc 120,861
16,082 YouGov plc 200,197
3,187 Young & Company's Brewery plc 48,467
Total 87,630,099
United States (0.1%)
10,314 Yum China Holding, Inc. 629,360
Total 629,360
Shares Common Stock (95.0%) Value
Virgin Islands, British (<0.1%)
2,348 VK Company, Ltd. GDR
a,c
$ 0
Total 0
Total Common Stock
(cost $686,254,360) 785,177,233
Shares Preferred Stock ( 0.2% )
Germany (0.1%)
2,455 Bayerische Motoren Werke AG 275,823
4,426 Volkswagen AG 586,340
Total 862,163
Russian Federation (<0.1%)
90 Transneft PJSC
c,d
0
Total 0
South Korea (0.1%)
11,920 Samsung Electronics Company,
Ltd. 536,886
Total 536,886
Total Preferred Stock
(cost $1,491,695) 1,399,049
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (0.1%)
Petroleos de Venezuela SA
$ 5,360,000 6.000%,  10/28/2022
f
147,400
3,250,000 6.000%,  5/16/2024
f
113,750
637,000 6.000%,  11/15/2026
f
22,295
680,000 5.375%,  4/12/2027
f
23,800
70,000 5.500%,  4/12/2037
f
2,450
Total 309,695
Total Long-Term Fixed Income
(cost $3,822,422) 309,695
Shares or
Principal
Amount Short-Term Investments ( 4.4% )
Federal Home Loan Bank Discount
Notes
100,000 5.100%,  8/16/2023
g,h
99,789
800,000 5.090%,  9/13/2023
g,h
795,144
100,000 5.160%,  9/19/2023
g,h
99,308
100,000 5.220%,  10/11/2023
g,h
98,997
100,000 5.270%,  10/25/2023
g,h
98,800
Federal National Mortgage
Association Discount Notes
500,000 4.860%,  9/18/2023
g,h
496,613
Thrivent Core Short-Term Reserve
Fund
3,488,025 5.550% 34,880,249
Total Short-Term Investments
(cost $36,501,981) 36,568,900
Total Investments (cost
$728,070,458) 99.7% $823,454,877
Other Assets and Liabilities,
Net 0.3% 2,794,683
Total Net Assets 100.0% $826,249,560
a Non-income producing security.

International Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2023, the value of these investments was $14,884,784 or 1.8% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
f Defaulted security.  Interest is not being accrued.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing International Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 37,158,577 1,864,393 35,294,183 1
Consumer Discretionary 104,884,505 2,181,441 102,703,064 –
Consumer Staples^ 47,113,940 1,429,703 45,684,237 0
Energy^ 42,848,555 4,114,639 38,733,903 13
Financials^ 136,848,008 300,482 136,430,241 117,285
Health Care 97,250,509 799,056 96,365,546 85,907
Industrials 111,672,424 36,489 111,635,935 –
Information Technology 90,535,277 3,850,977 86,679,361 4,939
Materials^ 73,932,038 1,685,224 72,246,806 8
Real Estate 20,127,217 167,023 19,960,194 –
Utilities 22,806,183 140,226 22,665,957 –
Preferred Stock
Consumer Discretionary 862,163 – 862,163 –
Energy^ – – – 0
Information Technology 536,886 – 536,886 –
Long-Term Fixed Income
Energy 309,695 – 309,695 –
Short-Term Investments 1,688,651 – 1,688,651 –
Subtotal Investments in Securities $788,574,628 $16,569,653 $771,796,822 $208,153
Other Investments  * Total
Affiliated Short-Term Investments 34,880,249
Subtotal Other Investments $34,880,249
Total Investments at Value $823,454,877
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of July 31, 2023, in valuing International Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,392,662 1,392,662 – –
Total Asset Derivatives $1,392,662 $1,392,662 $– $–

International Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Allocation Fund's futures contracts held as of July 31, 2023. Investments and/or cash totaling
$1,688,651 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 351 September 2023 $ 37,392,870 $ 1,318,920
ICE US mini MSCI Emerging Markets Index 34 September 2023 1,718,568 73,742
Total Futures Long Contracts $ 39,111,438 $ 1,392,662
Total Futures Contracts $ 39,111,438 $1,392,662
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $54,447 $163,390 $182,957 $34,880 3,488 4.2%
Total Affiliated Short-Term Investments 54,447 34,880 4.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,936 48,972 53,908 – – –
Total Collateral Held for Securities Loaned 4,936 – –
Total Value $59,383 $34,880
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $0 $0 $– $1,583
Total Income/Non Income Cash from Affiliated Investments $1,583
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 114
Total Affiliated Income from Securities Loaned, Net $114
Total $0 $0 $–

Large Cap Growth Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.0% ) Value
Communications Services (11.7%)
1,138,327 Alphabet, Inc., Class C
a
$ 151,522,707
220,241 Meta Platforms, Inc.
a
70,168,783
100,421 Netflix, Inc.
a
44,081,806
Total 265,773,296
Consumer Discretionary (13.6%)
1,030,206 Amazon.com, Inc.
a
137,717,938
66,807 Domino's Pizza, Inc. 26,505,009
152,563 Home Depot, Inc. 50,931,632
32,587 O'Reilly Automotive, Inc.
a
30,168,719
238,327 Tesla, Inc.
a
63,735,790
Total 309,059,088
Consumer Staples (4.0%)
242,555 BJ's Wholesale Club Holdings,
Inc.
a
16,083,822
270,009 Philip Morris International, Inc. 26,925,298
417,519 US Foods Holding Corporation
a
17,840,587
187,562 Walmart, Inc. 29,983,661
Total 90,833,368
Energy (2.4%)
685,871 Halliburton Company 26,803,839
120,608 Pioneer Natural Resources
Company 27,217,607
Total 54,021,446
Financials (11.4%)
156,472 American Express Company 26,424,991
69,160 Ameriprise Financial, Inc. 24,098,802
68,137 FactSet Research Systems, Inc. 29,642,320
207,997 Intercontinental Exchange, Inc. 23,878,056
177,363 J.P. Morgan Chase & Company 28,016,259
169,321 Mastercard, Inc. 66,759,884
526,341 PayPal Holdings, Inc.
a
39,907,175
186,483 Raymond James Financial, Inc. 20,526,184
Total 259,253,671
Health Care (13.1%)
104,428 Amgen, Inc. 24,451,816
162,048 Danaher Corporation 41,331,963
196,120 Dexcom, Inc.
a
24,428,707
101,592 Intuitive Surgical, Inc.
a
32,956,445
105,947 Laboratory Corporation of America
Holdings 22,665,242
244,437 Medtronic plc 21,451,791
80,450 Molina Healthcare, Inc.
a
24,496,220
78,985 Novo Nordisk AS ADR 12,724,484
111,941 UnitedHealth Group, Inc. 56,683,564
185,893 Zoetis, Inc. 34,964,614
Total 296,154,846
Industrials (5.6%)
474,766 Fastenal Company 27,826,035
61,931 Northrop Grumman Corporation 27,559,295
68,244 Parker-Hannifin Corporation 27,980,723
882,098 Uber Technologies, Inc.
a
43,628,567
Total 126,994,620
Information Technology (33.9%)
79,159 Adobe, Inc.
a
43,234,271
280,519 Advanced Micro Devices, Inc.
a
32,091,374
515,284 Apple, Inc. 101,227,542
156,912 Applied Materials, Inc. 23,786,290
Shares Common Stock (98.0%) Value
Information Technology (33.9%) - continued
562,639 Cisco Systems, Inc. $ 29,279,734
278,207 Fortinet, Inc.
a
21,622,248
648,940 Microsoft Corporation 217,991,925
279,149 NVIDIA Corporation 130,443,536
330,464 QUALCOMM, Inc. 43,677,427
199,149 Salesforce, Inc.
a
44,810,516
95,770 ServiceNow, Inc.
a
55,833,910
61,321 Tyler Technologies, Inc.
a
24,321,748
Total 768,320,521
Materials (1.2%)
160,236 Nucor Corporation 27,575,013
Total 27,575,013
Real Estate (1.1%)
114,401 SBA Communications Corporation 25,048,099
Total 25,048,099
Total Common Stock
(cost $1,503,652,878) 2,223,033,968
Shares Short-Term Investments ( 2.0% ) Value
Thrivent Core Short-Term Reserve
Fund
4,522,843 5.550% 45,228,434
Total Short-Term Investments
(cost $45,209,146) 45,228,434
Total Investments (cost
$1,548,862,024) 100.0% $2,268,262,402
Other Assets and Liabilities, Net
<0.1% 202,845
Total Net Assets 100.0% $2,268,465,247
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Large Cap Growth Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 265,773,296 265,773,296 – –
Consumer Discretionary 309,059,088 309,059,088 – –
Consumer Staples 90,833,368 90,833,368 – –
Energy 54,021,446 54,021,446 – –
Financials 259,253,671 259,253,671 – –
Health Care 296,154,846 296,154,846 – –
Industrials 126,994,620 126,994,620 – –
Information Technology 768,320,521 768,320,521 – –
Materials 27,575,013 27,575,013 – –
Real Estate 25,048,099 25,048,099 – –
Subtotal Investments in Securities $2,223,033,968 $2,223,033,968 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 45,228,434
Subtotal Other Investments $45,228,434
Total Investments at Value $2,268,262,402
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $41,567 $240,297 $236,636 $45,228 4,523 2.0%
Total Affiliated Short-Term Investments 41,567 45,228 2.0
Total Value $41,567 $45,228
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $– $– $– $1,798
Total Income/Non Income Cash from Affiliated Investments $1,798
Total $– $– $–

Large Cap Value Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.1% ) Value
Communications Services (7.9%)
393,094 Alphabet, Inc., Class C
a
$ 52,324,742
720,592 Comcast Corporation 32,613,994
110,678 Meta Platforms, Inc.
a
35,262,011
794,986 Verizon Communications, Inc. 27,093,123
1,237,410 Warner Brothers Discovery, Inc.
a
16,172,949
Total 163,466,819
Consumer Discretionary (6.7%)
189,484 Aptiv plc
a
20,746,603
10,080 Booking Holdings, Inc.
a
29,945,664
167,308 D.R. Horton, Inc. 21,251,462
182,027 Lowe's Companies, Inc. 42,643,465
263,519 Sony Group Corporation ADR 24,665,379
Total 139,252,573
Consumer Staples (7.6%)
1,715,731 Coty, Inc.
a
20,657,401
173,037 Lamb Weston Holdings, Inc. 17,931,825
434,074 Philip Morris International, Inc. 43,285,859
332,584 Sysco Corporation 25,379,485
317,759 Walmart, Inc. 50,796,954
Total 158,051,524
Energy (9.0%)
747,937 BP plc ADR 27,898,050
346,968 ConocoPhillips 40,845,073
284,789 Devon Energy Corporation 15,378,606
1,029,117 Enterprise Products Partners, LP 27,281,892
224,404 Exxon Mobil Corporation 24,065,085
296,726 Halliburton Company 11,596,052
158,243 Marathon Petroleum Corporation 21,049,484
79,023 Pioneer Natural Resources
Company 17,833,120
Total 185,947,362
Financials (19.7%)
97,120 Allstate Corporation 10,943,482
381,174 American International Group, Inc. 22,977,169
1,172,094 Bank of America Corporation 37,507,008
561,490 Bank of New York Mellon
Corporation 25,469,186
146,575 Capital One Financial Corporation 17,152,207
258,811 Charles Schwab Corporation 17,107,407
108,374 Chubb, Ltd. 22,152,729
360,301 Comerica, Inc. 19,441,842
133,440 Discover Financial Services 14,084,592
173,296 Intercontinental Exchange, Inc. 19,894,381
304,534 J.P. Morgan Chase & Company 48,104,191
150,533 M&T Bank Corporation 21,053,545
318,769 MetLife, Inc. 20,072,884
177,716 Morgan Stanley 16,271,677
297,509 PayPal Holdings, Inc.
a
22,557,132
203,163 Raymond James Financial, Inc. 22,362,151
1,120,949 Wells Fargo & Company 51,743,006
Total 408,894,589
Health Care (14.7%)
173,748 AstraZeneca plc ADR 12,457,731
827,945 Avantor, Inc.
a
17,030,829
71,006 Biogen, Inc.
a
19,185,111
100,397 Cigna Group 29,627,155
185,145 CVS Health Corporation 13,828,480
68,808 Elevance Health, Inc. 32,451,917
372,871 Gilead Sciences, Inc. 28,390,398
Shares Common Stock (98.1%) Value
Health Care (14.7%) - continued
75,014 HCA Healthcare, Inc. $ 20,464,569
186,797 Johnson & Johnson 31,294,101
95,458 Laboratory Corporation of America
Holdings 20,421,330
344,145 Merck & Company, Inc. 36,703,064
602,327 Pfizer, Inc. 21,719,912
162,145 Zimmer Biomet Holdings, Inc. 22,400,332
Total 305,974,929
Industrials (11.6%)
50,614 Carlisle Companies, Inc. 14,030,201
1,390,860 CNH Industrial NV 19,972,750
108,647 Crane Company 10,179,137
549,181 CSX Corporation 18,298,711
601,559 Delta Air Lines, Inc. 27,828,119
20,848 Flowserve Corporation 787,220
120,117 General Dynamics Corporation 26,855,759
76,730 Honeywell International, Inc. 14,895,595
249,850 Johnson Controls International plc 17,377,068
114,159 L3Harris Technologies, Inc. 21,631,989
52,649 Parker-Hannifin Corporation 21,586,617
188,049 United Parcel Service, Inc. 35,189,609
26,112 United Rentals, Inc. 12,133,724
Total 240,766,499
Information Technology (9.5%)
1,058,427 Cisco Systems, Inc. 55,080,541
115,585 Crane NXT Company 6,836,853
126,644 Microsoft Corporation 42,542,252
267,611 QUALCOMM, Inc. 35,370,146
645,523 Samsung Electronics Company,
Ltd. 35,344,106
119,226 Texas Instruments, Inc. 21,460,680
Total 196,634,578
Materials (4.2%)
699,948 Axalta Coating Systems, Ltd.
a
22,398,336
300,561 CF Industries Holdings, Inc. 24,670,047
199,142 Eastman Chemical Company 17,042,572
136,154 Nucor Corporation 23,430,742
Total 87,541,697
Real Estate (3.0%)
51,259 AvalonBay Communities, Inc. 9,670,010
131,924 CBRE Group, Inc.
a
10,990,588
1,085,050 Healthcare Realty Trust, Inc. 21,191,027
1,127,832 Host Hotels & Resorts, Inc. 20,752,109
Total 62,603,734
Utilities (4.2%)
310,277 Constellation Energy Corporation 29,988,272
199,650 Duke Energy Corporation 18,691,233
208,127 Entergy Corporation 21,374,643
275,722 Public Service Enterprise Group,
Inc. 17,403,572
Total 87,457,720
Total Common Stock
(cost $1,463,007,645) 2,036,592,024

Large Cap Value Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Short-Term Investments ( 1.8% ) Value
Thrivent Core Short-Term Reserve
Fund
3,757,628 5.550% $ 37,576,285
Total Short-Term Investments
(cost $37,553,456) 37,576,285
Total Investments (cost
$1,500,561,101) 99.9% $2,074,168,309
Other Assets and Liabilities, Net
0.1% 2,239,342
Total Net Assets 100.0% $2,076,407,651
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 163,466,819 163,466,819 – –
Consumer Discretionary 139,252,573 139,252,573 – –
Consumer Staples 158,051,524 158,051,524 – –
Energy 185,947,362 185,947,362 – –
Financials 408,894,589 408,894,589 – –
Health Care 305,974,929 305,974,929 – –
Industrials 240,766,499 240,766,499 – –
Information Technology 196,634,578 161,290,472 35,344,106 –
Materials 87,541,697 87,541,697 – –
Real Estate 62,603,734 62,603,734 – –
Utilities 87,457,720 87,457,720 – –
Subtotal Investments in Securities $2,036,592,024 $2,001,247,918 $35,344,106 $–
Other Investments  * Total
Affiliated Short-Term Investments 37,576,285
Subtotal Other Investments $37,576,285
Total Investments at Value $2,074,168,309
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $23,279 $159,126 $144,829 $37,576 3,758 1.8%
Total Affiliated Short-Term Investments 23,279 37,576 1.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 32,174 32,174 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $23,279 $37,576
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $– $– $– $1,469
Total Income/Non Income Cash from Affiliated Investments $1,469
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total $– $– $–

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.4% ) Value
Asset-Backed Securities (17.4%)
510 Asset Backed Trust
$ 4,107,243
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
$ 3,728,301
3,117,499
2.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b
2,886,482
ACHV ABS Trust
1,256,251
6.420%,  3/18/2030, Ser.
2023-1PL, Class A
a
1,256,065
2,139,152
6.420%,  5/20/2030, Ser.
2023-2PL, Class A
a
2,139,008
1,250,000
6.600%,  8/19/2030, Ser.
2023-3PL, Class A
a,c,d
1,250,391
Affirm Asset Securitization Trust
9,000,000
1.030%,  8/15/2026, Ser.
2021-B, Class A
a
8,845,451
512,563
1.750%,  2/15/2027, Ser.
2022-X1, Class A
a
501,426
4,000,000
4.300%,  5/17/2027, Ser.
2022-A, Class A
a
3,900,538
Americredit Automobile
Receivables Trust
5,500,000
5.840%,  10/19/2026, Ser.
2023-1, Class A2A 5,497,417
AMSR Trust
6,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
5,305,513
Ares XL CLO, Ltd.
9,000,000
6.970%,  (TSFR3M +
1.662%), 1/15/2029, Ser.
2016-40A, Class A3RR
a,e
8,886,321
Avant Credit Card Master Trust
10,500,000
1.370%,  4/15/2027, Ser.
2021-1A, Class A
a
9,615,166
Bankers Healthcare Group
Securitization Trust
2,227,387
5.280%,  10/17/2035, Ser.
2022-C, Class A
a
2,203,853
BHG Securitization Trust
2,755,901
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
2,640,030
BRAVO Residential Funding Trust
3,956,436
5.819%,  (SOFR30A +
0.750%), 8/25/2023, Ser.
2021-HE2, Class A1
a,e
3,873,504
Business Jet Securities, LLC
798,921
2.981%,  11/15/2035, Ser.
2020-1A, Class A
a
746,999
CarVal CLO VII-C, Ltd.
3,250,000
7.526%,  (TSFR3M +
2.200%), 1/20/2035, Ser.
2023-1A, Class A1
a,e
3,265,629
Cascade Funding Mortgage Trust
3,209,832
0.898%,  6/25/2036, Ser.
2021-HB6, Class A
a,e
3,034,979
1,558,409
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
1,446,306
Cascade Funding Mortgage Trust,
LLC
1,181,775
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,e
1,147,386
1,551,353
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,e
1,482,854
Principal
Amount Long-Term Fixed Income (98.4%) Value
Asset-Backed Securities (17.4%) - continued
Commonbond Student Loan Trust
$ 201,410
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
$ 186,207
553,757
5.913%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,e
539,018
Dext ABS, LLC
2,481,414
5.680%,  4/15/2024, Ser.
2023-1, Class A1
a
2,478,679
DT Auto Owner Trust
2,289,264
5.880%,  4/15/2027, Ser.
2023-2A, Class A
a
2,282,178
Education Funding Trust
1,497,600
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
1,361,314
Elmwood CLO 18, Ltd.
3,500,000
7.019%,  (TSFR3M +
1.650%), 7/17/2033, Ser.
2022-5A, Class AR
a,c,e
3,500,000
FirstKey Homes Trust
1,000,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
899,252
Flatiron CLO, Ltd.
4,000,000
6.771%,  (LIBOR 3M +
1.450%), 5/15/2030, Ser.
2017-1A, Class BR
a,e
3,952,128
Foundation Finance Trust
1,566,228
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
1,394,868
Freedom ABS Trust
416,331
6.490%,  12/18/2029, Ser.
2022-4FP, Class A
a
416,280
Galaxy XXIII CLO, Ltd.
6,000,000
6.957%,  (TSFR3M +
1.612%), 4/24/2029, Ser.
2017-23A, Class B1R
a,e
5,900,574
Genesis Sales Finance Master
Trust
10,000,000
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
9,449,254
GMAC Mortgage Corporation
Loan Trust
16,983
5.913%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
e,f
9,411
GSAA Home Equity Trust
494,668
7.363%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
e
530,144
920,881
4.469%,  8/25/2034, Ser.
2004-10, Class M2
b,e
832,982
Longfellow Place CLO, Ltd.
5,369,715
7.320%,  (TSFR3M +
2.012%), 4/15/2029, Ser.
2013-1A, Class BR3
a,e
5,362,299
Marlette Funding Trust
1,618,939
5.180%,  11/15/2032, Ser.
2022-3A, Class A
a
1,609,617
5,131,464
6.070%,  4/15/2033, Ser.
2023-1A, Class A
a
5,118,249
Mercury Financial Credit Card
Master Trust
4,000,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
a
3,810,668

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Asset-Backed Securities (17.4%) - continued
National Collegiate Trust
$ 631,509
5.708%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,e
$ 609,359
Navient Student Loan Trust
2,141,722
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
2,015,416
Oak Street Investment
2,479,089
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
2,210,571
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,145,362
OZLM VIII, Ltd.
4,000,000
7.220%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,e
3,964,280
Pagaya AI Debt Trust
1,448,994
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
1,450,682
Pagaya AI Technology in Housing
Trust
4,000,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
3,761,770
Palmer Square Loan Funding, Ltd.
6,250,000
6.955%,  (TSFR3M +
1.700%), 7/20/2031, Ser.
2023-1A, Class A1
a,e
6,254,325
Park Blue CLO 2022-II, Ltd.
4,000,000
7.876%,  (TSFR3M +
2.550%), 1/20/2035, Ser.
2022-2A, Class A1
a,e
4,034,440
PPM CLO 6, Ltd.
5,993,522
7.776%,  (TSFR3M +
2.450%), 1/20/2031, Ser.
2022-6A, Class A
a,e
6,007,043
Pretium Mortgage Credit Partners,
LLC
2,105,558
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
a,b
1,994,682
3,988,619
1.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,b
3,647,351
1,362,431
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
1,286,797
Progress Residential Trust
2,996,299
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
2,792,675
Santander Drive Auto Receivables
Trust
2,000,000
5.870%,  3/16/2026, Ser.
2023-2, Class A2 1,998,573
3,773,086
5.360%,  5/15/2026, Ser.
2023-1, Class A2 3,764,131
SFS Auto Receivables
Securitization Trust
1,590,000
5.890%,  3/22/2027, Ser.
2023-1A, Class A2A
a
1,589,132
Sound Point CLO XIV, Ltd.
5,500,000
7.107%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2016-3A, Class B1R
a,e
5,489,874
9,250,000
7.657%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
a,e
9,250,213
Principal
Amount Long-Term Fixed Income (98.4%) Value
Asset-Backed Securities (17.4%) - continued
Sound Point CLO XV, Ltd.
$ 9,000,000
7.107%,  (TSFR3M +
1.762%), 1/23/2029, Ser.
2017-1A, Class BR
a,e
$ 8,974,449
Terwin Mortgage Trust
1,145,161
6.913%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,e
1,117,765
Tesla Auto Lease Trust
2,750,000
0.910%,  9/22/2025, Ser.
2021-B, Class B
a
2,618,856
Towd Point Asset Trust
2,663,851
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
2,406,869
Tricon Residential Trust
4,750,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
4,242,089
Upstart Securitization Trust
610,668
0.830%,  7/20/2031, Ser.
2021-3, Class A
*,a
606,042
3,651,398
6.590%,  2/20/2033, Ser.
2023-1, Class A
a
3,639,909
3,000,000
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
2,996,287
VCAT Asset Securitization, LLC
1,475,140
2.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,b
1,417,748
Vericrest Opportunity Loan
Transferee
2,706,516
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,b
2,457,685
2,855,164
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
2,641,850
2,310,237
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
2,106,314
4,114,663
1.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,b
3,753,932
Veridian Auto Receivables Trust
3,000,000
5.970%,  8/17/2026, Ser.
2023-1A, Class A2
a
2,991,769
Wind River CLO, Ltd.
5,000,000
7.188%,  (TSFR3M +
1.862%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,e
4,975,035
Total 235,500,016
Basic Materials (1.3%)
Anglo American Capital plc
1,860,000 4.875%,  5/14/2025
a
1,831,618
EIDP, Inc.
1,543,000 4.500%,  5/15/2026 1,514,948
FMC Corporation
1,575,000 5.150%,  5/18/2026 1,556,714
Freeport-McMoRan, Inc.
3,700,000 4.550%,  11/14/2024 3,635,158
Glencore Funding, LLC
2,000,000 4.625%,  4/29/2024
a
1,981,545
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 997,053
LYB International Finance III, LLC
1,374,000 1.250%,  10/1/2025 1,251,066
Nucor Corporation
950,000 2.000%,  6/1/2025 891,938

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Basic Materials (1.3%) - continued
Steel Dynamics, Inc.
$ 925,000 2.400%,  6/15/2025 $ 866,442
Syngenta Finance NV
3,352,000 4.892%,  4/24/2025
a
3,260,957
Total 17,787,439
Capital Goods (1.6%)
Amphenol Corporation
2,000,000 4.750%,  3/30/2026 1,983,028
Boeing Company
4,500,000 4.875%,  5/1/2025 4,442,963
2,500,000 2.196%,  2/4/2026 2,307,170
Howmet Aerospace, Inc.
1,700,000 6.875%,  5/1/2025 1,725,899
Huntington Ingalls Industries, Inc.
800,000 3.844%,  5/1/2025 773,527
John Deere Capital Corporation
1,900,000 4.950%,  7/14/2028 1,913,982
Otis Worldwide Corporation
2,375,000 2.056%,  4/5/2025 2,245,027
Regal Rexnord Corporation
1,650,000 6.050%,  2/15/2026
a
1,649,474
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,210,390
1,750,000 0.875%,  11/15/2025 1,583,253
Textron, Inc.
2,000,000 3.875%,  3/1/2025 1,942,105
Total 21,776,818
Collateralized Mortgage Obligations (10.0%)
A&D Mortgage Trust
4,000,000
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,b
3,994,978
Angel Oak Mortgage Trust
5,884,317
3.085%,  12/25/2066, Ser.
2022-1, Class A2
a,e
5,018,911
Banc of America Funding Trust
278,892
4.115%,  1/25/2035, Ser.
2004-D, Class 4A1
e
275,792
563,592
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 532,961
Bear Stearns Adjustable Rate
Mortgage Trust
81,143
5.230%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
e
77,305
Bellemeade Re, Ltd.
403,013
6.819%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
a,e
403,253
CAFL Issuer, LLC
4,650,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
4,303,172
Cascade Funding Mortgage Trust
991,575
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,e
959,016
Chase Mortgage Finance Trust
Series
1,306,773
4.730%,  7/25/2037, Ser.
2007-A2, Class 1M
e
1,219,818
CHNGE Mortgage Trust
2,678,097
6.000%,  1/25/2058, Ser.
2022-5, Class A1
a,e
2,600,926
Principal
Amount Long-Term Fixed Income (98.4%) Value
Collateralized Mortgage Obligations (10.0%) -
continued
$ 4,415,159
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,e
$ 3,934,605
5,759,944
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,b
5,690,612
5,754,062
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,e
5,330,076
4,357,906
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,b
4,318,967
4,904,336
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,b
4,884,632
CIM Trust
2,655,170
2.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,b
2,536,490
Citigroup Mortgage Loan Trust,
Inc.
648,782
4.099%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
e
607,675
COLT Mortgage Loan Trust
5,782,083
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,e
4,807,579
Countrywide Alternative Loan Trust
101,151
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 69,750
102,144
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 80,311
Credit Suisse Mortgage Capital
Certificates
5,098,194
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,e
4,127,482
Deephaven Residential Mortgage
Trust
5,873,673
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,e
5,149,612
5,513,459
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,e
4,593,711
Federal National Mortgage
Association - REMIC
3,420,119
4.500%,  1/25/2046, Ser.
2022-68, Class BA 3,323,066
Flagstar Mortgage Trust
2,592,164
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,e
2,220,735
GCAT Trust
4,570,375
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,e
3,869,807
GS Mortgage-Backed Securities
Trust
387,585
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,e
356,246
Homeward Opportunities Fund
Trust
727,858
3.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a,b
726,585
J.P. Morgan Alternative Loan Trust
292,485
4.107%,  3/25/2036, Ser.
2006-A1, Class 2A1
e
226,319
J.P. Morgan Mortgage Trust
160,209
4.141%,  2/25/2036, Ser.
2006-A1, Class 2A2
e
124,970
LHOME Mortgage Trust
1,741,073
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
a,e
1,721,520

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Collateralized Mortgage Obligations (10.0%) -
continued
$ 4,100,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
a,b
$ 4,024,268
6,000,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a,b
5,762,900
1,900,000
8.000%,  6/25/2028, Ser.
2023-RTL2
a
1,888,902
MFRA Trust
5,020,181
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,b
4,686,574
Mortgage Equity Conversion Asset
Trust
497,539
5.840%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,e
492,644
505,863
5.850%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,e
500,551
New York Mortgage Trust
4,422,332
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
a,b
4,353,404
Palisades Mortgage Loan Trust
5,700,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
a,b
5,465,564
Preston Ridge Partners Mortgage
Trust, LLC
2,236,398
2.363%,  11/25/2025, Ser.
2020-6, Class A1
a,b
2,145,917
2,372,430
2.115%,  1/25/2026, Ser.
2021-1, Class A1
a,e
2,217,015
Radnor RE, Ltd.
1,100,000
7.767%,  (SOFR30A +
2.700%), 7/25/2033, Ser.
2023-1, Class M1A
a,c,e
1,102,750
ROC Securities Trust Series
4,200,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,e
4,042,257
Starwood Mortgage Residential
Trust
3,000,000
2.731%,  11/25/2066, Ser.
2021-6, Class A2
a,e
2,058,444
Toorak Mortgage Corporation, Ltd.
5,931,528
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,e
5,180,105
4,085,547
2.240%,  6/25/2024, Ser.
2021-1, Class A1
a,b
3,966,124
TRK Trust
5,682,494
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,e
4,675,862
Vericrest Opportunity Loan
Transferee
2,145,143
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
2,015,295
Verus Securitization Trust
1,944,866
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,e
1,601,960
Visio 2020-1R Trust
577,948
1.567%,  11/25/2055, Ser.
2020-1R, Class A2
a
511,957
Principal
Amount Long-Term Fixed Income (98.4%) Value
Collateralized Mortgage Obligations (10.0%) -
continued
Wachovia Mortgage Loan Trust,
LLC
$ 13,244
4.624%,  5/20/2036, Ser.
2006-A, Class 2A1
e
$ 12,711
Total 134,792,086
Commercial Mortgage-Backed Securities (0.9%)
GCT Commercial Mortgage Trust
2,500,000
6.587%,  (TSFR1M +
1.364%), 2/15/2038, Ser.
2021-GCT, Class B
a,e
1,802,095
GS Mortgage Securities Trust
8,490,000
6.937%,  (TSFR1M +
1.714%), 5/15/2026, Ser.
2021-ROSS, Class B
a,e
7,191,456
Silver Hill Trust
3,042,214
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,e
2,865,208
Total 11,858,759
Communications Services (3.4%)
American Tower Corporation
1,500,000 3.375%,  5/15/2024 1,471,287
1,500,000 4.400%,  2/15/2026 1,458,605
1,000,000 1.450%,  9/15/2026 886,567
2,050,000 5.500%,  3/15/2028 2,059,484
Bell Canada
3,750,000 0.750%,  3/17/2024 3,629,969
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
2,125,000 4.500%,  2/1/2024 2,107,545
3,380,000 4.908%,  7/23/2025 3,320,215
Cox Communications, Inc.
517,000 3.150%,  8/15/2024
a
501,895
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 971,282
Crown Castle, Inc.
1,260,000 4.800%,  9/1/2028 1,227,777
Fox Corporation
1,060,000 3.050%,  4/7/2025 1,020,954
Meta Platforms, Inc.
1,900,000 4.600%,  5/15/2028 1,894,117
Netflix, Inc.
2,000,000 5.875%,  2/15/2025 2,005,988
NTT Finance Corporation
1,400,000 4.142%,  7/26/2024
a
1,378,474
Paramount Global
710,000 4.750%,  5/15/2025 696,775
Sprint Capital Corporation
4,730,000 6.875%,  11/15/2028 5,014,033
Sprint Corporation
3,550,000 7.125%,  6/15/2024 3,583,409
1,500,000 7.625%,  2/15/2025 1,533,947
Take-Two Interactive Software, Inc.
750,000 5.000%,  3/28/2026 744,310
T-Mobile USA, Inc.
2,500,000 3.500%,  4/15/2025 2,415,523
Warnermedia Holdings, Inc.
1,300,000 3.428%,  3/15/2024 1,279,746

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Communications Services (3.4%) - continued
$ 3,600,000 3.638%,  3/15/2025 $ 3,479,241
3,200,000 3.755%,  3/15/2027 2,995,296
Total 45,676,439
Consumer Cyclical (5.1%)
American Honda Finance
Corporation
1,070,000 1.200%,  7/8/2025 989,955
D.R. Horton, Inc.
950,000 2.600%,  10/15/2025 895,681
Daimler Trucks Finance North
America, LLC
4,000,000 1.625%,  12/13/2024
a
3,784,199
Expedia Group, Inc.
4,850,000 6.250%,  5/1/2025
a
4,882,542
Ford Motor Credit Company, LLC
2,160,000 3.370%,  11/17/2023 2,138,357
2,750,000 3.810%,  1/9/2024 2,714,435
1,000,000 2.300%,  2/10/2025 937,675
1,400,000 3.375%,  11/13/2025 1,308,969
General Motors Company
1,500,000 6.125%,  10/1/2025 1,516,313
General Motors Financial
Company, Inc.
1,500,000 1.050%,  3/8/2024 1,457,073
2,100,000 3.950%,  4/13/2024 2,070,472
1,580,000 2.900%,  2/26/2025 1,510,724
1,075,000 2.750%,  6/20/2025 1,019,097
Hyatt Hotels Corporation
2,850,000 5.750%,  1/30/2027 2,862,068
Hyundai Capital America
1,600,000 0.800%,  1/8/2024
a
1,564,520
1,000,000 1.000%,  9/17/2024
a
945,331
1,360,000 1.800%,  10/15/2025
a
1,247,395
1,250,000 1.650%,  9/17/2026
a
1,108,573
Hyundai Capital Services, Inc.
1,250,000 1.250%,  2/8/2026
a
1,122,178
Kohl's Corporation
3,164,000 10.750%,  5/15/2025 3,249,428
Lennar Corporation
1,400,000 4.750%,  5/30/2025 1,374,222
Lowe's Companies, Inc.
3,250,000 4.000%,  4/15/2025 3,180,670
3,000,000 4.400%,  9/8/2025 2,944,111
Marriott International, Inc./MD
1,350,000 3.600%,  4/15/2024 1,331,330
2,500,000 5.750%,  5/1/2025 2,512,893
Mercedes-Benz Finance North
America, LLC
1,575,000 5.200%,  8/3/2026
a
1,573,189
1,250,000 5.100%,  8/3/2028
a
1,248,525
Meritage Homes Corporation
3,000,000 6.000%,  6/1/2025 2,996,250
Nissan Motor Company, Ltd.
3,650,000 3.043%,  9/15/2023
a
3,636,271
PulteGroup, Inc.
2,250,000 5.500%,  3/1/2026 2,241,098
Starbucks Corporation
1,600,000 4.750%,  2/15/2026 1,588,322
Toyota Motor Credit Corporation
1,125,000 0.800%,  10/16/2025 1,023,381
1,900,000 4.450%,  5/18/2026 1,878,191
Principal
Amount Long-Term Fixed Income (98.4%) Value
Consumer Cyclical (5.1%) - continued
VICI Properties, LP/VICI Note
Company, Inc.
$ 4,500,000 4.625%,  6/15/2025
a
$ 4,369,185
Total 69,222,623
Consumer Non-Cyclical (5.3%)
AbbVie, Inc.
3,330,000 3.600%,  5/14/2025 3,226,146
Altria Group, Inc.
1,575,000 4.400%,  2/14/2026 1,546,309
Amgen, Inc.
1,680,000 1.900%,  2/21/2025
g
1,590,681
2,000,000 5.250%,  3/2/2025 1,994,432
1,425,000 5.150%,  3/2/2028 1,425,939
BAT International Finance plc
3,000,000 1.668%,  3/25/2026 2,718,895
1,900,000 5.931%,  2/2/2029 1,900,000
Becton, Dickinson and Company
2,250,000 4.693%,  2/13/2028 2,225,357
Coca-Cola Europacific Partners
plc
2,250,000 0.800%,  5/3/2024
a
2,164,758
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,730,223
CVS Health Corporation
1,600,000 5.000%,  2/20/2026 1,594,519
GSK Consumer Healthcare Capital
US, LLC
1,900,000 3.375%,  3/24/2027 1,788,140
HCA, Inc.
2,750,000 5.875%,  2/15/2026 2,757,660
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,698,230
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
3,600,000 2.500%,  1/15/2027
a
3,234,600
Kenvue, Inc.
1,585,000 5.050%,  3/22/2028
a
1,598,820
Kraft Heinz Foods Company
3,500,000 3.000%,  6/1/2026 3,309,977
Mattel, Inc.
3,500,000 3.375%,  4/1/2026
a
3,254,022
McKesson Corporation
2,000,000 0.900%,  12/3/2025 1,805,564
Mondelez International Holdings
Netherlands BV
2,000,000 0.750%,  9/24/2024
a,g
1,888,064
Nestle Holdings, Inc.
2,525,000 5.000%,  3/14/2028
a
2,549,641
Newell Brands, Inc.
4,000,000 4.875%,  6/1/2025 3,870,196
Pfizer Investment Enterprises Pte,
Ltd.
1,125,000 4.650%,  5/19/2025 1,115,371
3,310,000 4.450%,  5/19/2026 3,269,722
Philip Morris International, Inc.
2,750,000 5.000%,  11/17/2025 2,743,030
1,650,000 0.875%,  5/1/2026 1,476,704
1,600,000 4.875%,  2/15/2028 1,584,095
Royalty Pharma plc
3,825,000 1.200%,  9/2/2025 3,477,249

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Consumer Non-Cyclical (5.3%) - continued
Stryker Corporation
$ 4,000,000 3.500%,  3/15/2026 $ 3,842,015
Universal Health Services, Inc.
2,600,000 1.650%,  9/1/2026 2,298,670
Zoetis, Inc.
2,350,000 5.400%,  11/14/2025 2,361,803
Total 72,040,832
Energy (4.2%)
Canadian Natural Resources, Ltd.
1,600,000 2.050%,  7/15/2025 1,497,678
Cheniere Corpus Christi Holdings,
LLC
2,675,000 5.875%,  3/31/2025 2,674,466
Cheniere Energy Partners, LP
4,000,000 4.500%,  10/1/2029 3,718,756
Continental Resources, Inc.
4,850,000 2.268%,  11/15/2026
a
4,340,050
Devon Energy Corporation
3,150,000 5.250%,  9/15/2024 3,136,252
1,350,000 5.850%,  12/15/2025 1,358,788
Energy Transfer, LP
3,285,000 4.200%,  9/15/2023 3,277,572
1,050,000 2.900%,  5/15/2025 1,000,492
EQT Corporation
554,000 6.125%,  2/1/2025 554,294
Hess Corporation
2,301,000 3.500%,  7/15/2024 2,250,874
Marathon Petroleum Corporation
3,000,000 4.700%,  5/1/2025 2,960,705
MPLX, LP
1,500,000 4.875%,  6/1/2025 1,480,140
1,300,000 1.750%,  3/1/2026 1,186,116
National Fuel Gas Company
1,297,000 5.200%,  7/15/2025 1,272,406
1,630,000 5.500%,  1/15/2026 1,609,160
Occidental Petroleum Corporation
3,500,000 5.875%,  9/1/2025 3,505,931
ONEOK Partners, LP
2,250,000 4.900%,  3/15/2025 2,214,092
Ovintiv Exploration, Inc.
2,550,000 5.375%,  1/1/2026 2,531,979
Ovintiv, Inc.
900,000 5.650%,  5/15/2025 898,103
Phillips 66 Company
1,200,000 4.950%,  12/1/2027 1,194,599
Pioneer Natural Resources
Company
2,550,000 1.125%,  1/15/2026 2,310,875
Plains All American Pipeline, LP/
PAA Finance Corporation
2,000,000 3.850%,  10/15/2023 1,990,767
1,625,000 4.650%,  10/15/2025 1,586,485
Sabine Pass Liquefaction, LLC
1,231,000 5.625%,  3/1/2025 1,227,614
Targa Resources Partners, LP/
Targa Resources Partners
Finance Corporation
3,250,000 6.875%,  1/15/2029 3,306,743
Transcontinental Gas Pipe Line
Company, LLC
650,000 7.850%,  2/1/2026 681,467
Principal
Amount Long-Term Fixed Income (98.4%) Value
Energy (4.2%) - continued
Western Midstream Operating, LP
$ 2,500,000 3.350%,  2/1/2025 $ 2,389,638
Total 56,156,042
Financials (31.8%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,625,000 3.150%,  2/15/2024 1,599,294
2,500,000 1.650%,  10/29/2024 2,362,267
2,000,000 6.500%,  7/15/2025 2,013,991
1,800,000 1.750%,  1/30/2026 1,626,179
750,000 2.450%,  10/29/2026 674,464
Air Lease Corporation
1,500,000 4.250%,  2/1/2024 1,487,030
1,000,000 0.700%,  2/15/2024 971,843
2,500,000 0.800%,  8/18/2024 2,369,700
Aircastle, Ltd.
1,500,000 4.400%,  9/25/2023 1,495,537
3,400,000 5.250%,  8/11/2025
a
3,308,256
Allstate Corporation
1,000,000 0.750%,  12/15/2025 899,762
Ally Financial, Inc.
4,750,000 5.750%,  11/20/2025
g
4,606,134
American Express Company
2,750,000 3.950%,  8/1/2025 2,671,986
1,125,000 4.900%,  2/13/2026 1,116,245
American International Group, Inc.
800,000 2.500%,  6/30/2025 759,835
Anthem, Inc.
1,225,000 2.375%,  1/15/2025 1,171,163
Ares Capital Corporation
1,386,000 4.250%,  3/1/2025 1,329,012
2,000,000 3.875%,  1/15/2026 1,867,979
1,200,000 2.150%,  7/15/2026 1,051,259
Athene Global Funding
1,400,000 1.200%,  10/13/2023
a
1,384,562
Australia & New Zealand Banking
Group, Ltd.
2,110,000 2.950%,  7/22/2030
a,e
1,949,143
Aviation Capital Group, LLC
2,500,000 4.875%,  10/1/2025
a
2,403,283
Avolon Holdings Funding, Ltd.
3,000,000 3.950%,  7/1/2024
a
2,918,654
2,150,000 5.500%,  1/15/2026
a
2,095,257
1,500,000 2.125%,  2/21/2026
a
1,345,267
650,000 4.250%,  4/15/2026
a
610,901
Banco Bilbao Vizcaya Argentaria
SA
1,600,000 0.875%,  9/18/2023 1,589,522
Banco Santander Mexico SA
380,000 5.375%,  4/17/2025
a
376,377
Banco Santander SA
2,000,000 5.588%,  8/8/2028 2,000,000
2,000,000
5.742%,  (CMT 1Y + 0.450%),
6/30/2024
e
1,994,010
2,400,000 5.147%,  8/18/2025 2,368,089
2,000,000 1.849%,  3/25/2026 1,803,209
1,000,000 4.175%,  3/24/2028
e
942,045
Bank of America Corporation
2,150,000 4.200%,  8/26/2024 2,115,719
2,450,000 0.810%,  10/24/2024
e
2,417,856
1,000,000 3.458%,  3/15/2025
e
983,980
2,750,000 0.976%,  4/22/2025
e
2,645,252

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Financials (31.8%) - continued
$ 2,500,000 3.841%,  4/25/2025
e
$ 2,462,879
1,375,000 0.981%,  9/25/2025
e
1,299,082
2,100,000 2.456%,  10/22/2025
e
2,017,876
3,000,000 1.530%,  12/6/2025
e
2,821,191
1,650,000 3.384%,  4/2/2026
e
1,587,058
1,475,000 1.319%,  6/19/2026
e
1,355,035
2,000,000 4.827%,  7/22/2026
e
1,973,629
3,500,000 1.734%,  7/22/2027
e
3,135,930
Bank of Montreal
2,000,000 1.500%,  1/10/2025 1,886,112
Bank of New York Mellon
Corporation
800,000 4.700%,  9/20/2025
e,h
781,022
2,000,000 4.414%,  7/24/2026
e
1,962,208
Bank of New Zealand
1,125,000 2.000%,  2/21/2025
a
1,060,258
3,200,000 4.846%,  2/7/2028
a
3,131,899
Bank of Nova Scotia
2,000,000 5.250%,  12/6/2024 1,990,731
1,065,000 4.900%,  6/4/2025
e,h
1,008,676
Barclays plc
2,000,000 4.375%,  9/11/2024 1,955,914
2,400,000 1.007%,  12/10/2024
e
2,354,544
2,000,000 2.279%,  11/24/2027
e
1,779,549
Blackstone Private Credit Fund
3,250,000 2.700%,  1/15/2025 3,060,071
1,650,000 4.700%,  3/24/2025 1,596,459
Blue Owl Capital Corporation
1,250,000 4.250%,  1/15/2026 1,171,597
1,500,000 3.400%,  7/15/2026 1,353,660
Blue Owl Credit Income
Corporation
1,100,000 4.700%,  2/8/2027 1,000,693
Blue Owl Technology Finance
Corporation
2,000,000 4.750%,  12/15/2025
a
1,845,227
1,250,000 3.750%,  6/17/2026
a
1,107,319
BNP Paribas SA
3,100,000 6.625%,  3/25/2024
a,e,h
3,010,875
1,930,000 2.819%,  11/19/2025
a,e
1,847,702
2,200,000 1.323%,  1/13/2027
a,e
1,969,359
BPCE SA
1,050,000 2.375%,  1/14/2025
a
990,388
1,750,000 5.975%,  1/18/2027
a,e
1,743,227
Canadian Imperial Bank of
Commerce
2,125,000 2.250%,  1/28/2025 2,023,912
2,200,000 5.144%,  4/28/2025 2,186,752
2,000,000 3.945%,  8/4/2025 1,942,964
Capital One Financial Corporation
2,500,000 1.343%,  12/6/2024
e
2,450,881
1,250,000 2.636%,  3/3/2026
e
1,175,363
1,500,000 4.985%,  7/24/2026
e
1,467,946
Centene Corporation
3,000,000 4.250%,  12/15/2027 2,825,844
1,800,000 4.625%,  12/15/2029 1,673,514
Charles Schwab Corporation
600,000 5.375%,  6/1/2025
e,h
585,127
1,750,000 4.000%,  6/1/2026
e,h
1,562,295
Citigroup, Inc.
3,500,000 0.776%,  10/30/2024
e
3,453,294
4,000,000 0.981%,  5/1/2025
e
3,848,933
1,000,000 4.000%,  12/10/2025
e,h
897,440
2,000,000 3.290%,  3/17/2026
e
1,919,063
Principal
Amount Long-Term Fixed Income (98.4%) Value
Financials (31.8%) - continued
$ 1,075,000 3.106%,  4/8/2026
e
$ 1,028,923
1,850,000 1.122%,  1/28/2027
e
1,652,389
Comerica, Inc.
665,000 5.625%,  7/1/2025
e,h
590,505
Commerzbank AG
4,700,000 8.125%,  9/19/2023
a
4,694,369
Cooperatieve Rabobank UA
1,875,000 1.339%,  6/24/2026
a,e
1,722,553
Corebridge Financial, Inc.
2,000,000 3.650%,  4/5/2027 1,883,067
Corporate Office Properties, LP
550,000 2.250%,  3/15/2026 489,626
Credit Agricole SA
2,500,000 6.875%,  9/23/2024
a,e,g,h
2,445,875
1,250,000 1.247%,  1/26/2027
a,e
1,116,538
Credit Agricole SA/London
1,065,000 1.907%,  6/16/2026
a,e
989,031
Credit Suisse Group AG
2,500,000 6.500%,  8/8/2023
a
2,489,425
810,000 7.500%,  12/11/2023
*,e,h,i
40,500
Danske Bank AS
1,500,000 5.375%,  1/12/2024
a
1,492,139
2,000,000 0.976%,  9/10/2025
a,e
1,890,700
1,000,000 6.466%,  1/9/2026
a,e
1,004,234
Deutsche Bank AG
4,300,000 4.500%,  4/1/2025 4,142,536
3,000,000 6.000%,  10/30/2025
e,h
2,496,578
Deutsche Bank AG/New York, NY
1,800,000 3.700%,  5/30/2024 1,762,763
1,090,000 2.222%,  9/18/2024
e
1,082,473
1,450,000 2.129%,  11/24/2026
e
1,313,825
Discover Bank
1,250,000 2.450%,  9/12/2024 1,193,147
Elevance Health, Inc.
2,000,000 5.350%,  10/15/2025 2,003,066
Equitable Financial Life Global
Funding
1,800,000 0.500%,  11/17/2023
a
1,771,167
2,500,000 0.800%,  8/12/2024
a
2,370,470
Fifth Third Bancorp
2,100,000 2.375%,  1/28/2025 1,991,252
Fifth Third Bank NA
1,400,000 3.850%,  3/15/2026 1,314,510
First-Citizens Bank & Trust
Company
2,685,000 6.125%,  3/9/2028 2,685,744
FS KKR Capital Corporation
1,900,000 4.250%,  2/14/2025
a
1,797,078
3,000,000 3.400%,  1/15/2026 2,761,107
GA Global Funding Trust
1,800,000 1.625%,  1/15/2026
a
1,608,858
Goldman Sachs Group, Inc.
2,500,000 0.925%,  10/21/2024
e
2,469,360
2,250,000 5.700%,  11/1/2024 2,247,239
1,060,000 3.500%,  4/1/2025 1,022,370
2,085,000 3.272%,  9/29/2025
e
2,022,183
325,000 4.250%,  10/21/2025 314,980
2,550,000 0.855%,  2/12/2026
e
2,363,997
2,000,000 3.800%,  5/10/2026
e,h
1,652,358
2,500,000 3.615%,  3/15/2028
e
2,346,896
1,900,000 4.482%,  8/23/2028
e
1,838,707
HSBC Holdings plc
1,645,000 4.250%,  3/14/2024 1,625,287

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Financials (31.8%) - continued
$ 2,500,000 1.162%,  11/22/2024
e
$ 2,457,372
500,000 0.976%,  5/24/2025
e
477,960
1,750,000 2.999%,  3/10/2026
e
1,669,182
1,575,000 1.645%,  4/18/2026
e
1,461,149
1,400,000 1.589%,  5/24/2027
e
1,246,536
Huntington National Bank
2,000,000 5.699%,  11/18/2025
e
1,958,147
ING Groep NV
500,000 4.625%,  1/6/2026
a
488,606
2,000,000 1.726%,  4/1/2027
e
1,794,059
2,000,000 4.017%,  3/28/2028
e
1,890,298
J.P. Morgan Chase & Company
1,900,000 3.875%,  9/10/2024 1,864,066
1,500,000
6.393%,  (TSFR3M +
1.112%), 1/10/2025
e,g
1,504,021
1,300,000 0.563%,  2/16/2025
e
1,262,173
3,500,000 0.969%,  6/23/2025
e
3,342,136
1,850,000 1.561%,  12/10/2025
e
1,744,951
2,000,000 5.546%,  12/15/2025
e
1,994,537
1,200,000 2.005%,  3/13/2026
e
1,132,083
1,100,000 2.083%,  4/22/2026
e
1,034,461
2,000,000 3.650%,  6/1/2026
e,g,h
1,795,800
3,500,000 1.045%,  11/19/2026
e
3,160,832
1,275,000 1.040%,  2/4/2027
e
1,137,657
1,000,000 1.578%,  4/22/2027
e
900,321
1,700,000 4.851%,  7/25/2028
e
1,676,475
KeyBank NA/Cleveland, OH
1,500,000 4.700%,  1/26/2026 1,430,923
KeyCorp
950,000 3.878%,  5/23/2025
e,g
894,422
Kilroy Realty, LP
880,000 3.450%,  12/15/2024 837,774
2,881,000 4.375%,  10/1/2025 2,708,304
Lloyds Banking Group plc
950,000 5.985%,  8/7/2027
e
950,000
1,075,000 7.500%,  6/27/2024
e,h
1,047,588
350,000 4.582%,  12/10/2025 337,414
2,000,000 3.750%,  3/18/2028
e
1,860,439
M&T Bank Corporation
1,750,000 3.500%,  9/1/2026
e,h
1,306,585
Macquarie Group, Ltd.
2,750,000 1.201%,  10/14/2025
a,e
2,590,244
Manufacturers & Traders Trust
Company
2,000,000 5.400%,  11/21/2025 1,961,236
2,000,000 4.650%,  1/27/2026 1,926,779
Met Tower Global Funding
1,900,000 5.400%,  6/20/2026
a
1,903,830
Mitsubishi UFJ Financial Group,
Inc.
1,125,000 2.193%,  2/25/2025 1,064,786
4,000,000 0.953%,  7/19/2025
e
3,804,194
1,800,000 5.063%,  9/12/2025
e
1,780,873
Mizuho Financial Group Cayman
3, Ltd.
675,000 4.600%,  3/27/2024
a
666,282
Mizuho Financial Group, Inc.
1,500,000 2.555%,  9/13/2025
e
1,438,486
Morgan Stanley
1,500,000 0.791%,  1/22/2025
e
1,462,207
750,000 2.720%,  7/22/2025
e
726,255
1,700,000 0.864%,  10/21/2025
e
1,595,106
2,500,000 1.164%,  10/21/2025
e
2,349,634
2,075,000 5.000%,  11/24/2025 2,049,842
Principal
Amount Long-Term Fixed Income (98.4%) Value
Financials (31.8%) - continued
$ 1,500,000 4.679%,  7/17/2026
e
$ 1,470,421
2,250,000 6.138%,  10/16/2026
e
2,277,625
1,500,000 0.985%,  12/10/2026
e
1,342,079
1,000,000 1.593%,  5/4/2027
e
897,165
3,000,000 5.164%,  4/20/2029
e
2,968,400
785,000 5.449%,  7/20/2029
e
786,654
National Bank of Canada
2,500,000 0.750%,  8/6/2024 2,374,955
NatWest Group plc
2,500,000 4.269%,  3/22/2025
e
2,469,295
1,250,000 5.847%,  3/2/2027
e
1,242,706
649,000 3.754%,  11/1/2029
e
616,281
New York Life Global Funding
1,050,000 2.000%,  1/22/2025
a
997,826
1,900,000 4.900%,  6/13/2028
a
1,877,385
Nomura Holdings, Inc.
2,110,000 2.648%,  1/16/2025 2,006,640
1,500,000 2.329%,  1/22/2027 1,331,474
Nordea Bank ABP
3,300,000 1.500%,  9/30/2026
a
2,905,314
Northwestern Mutual Global
Funding
1,900,000 4.900%,  6/12/2028
a
1,881,871
Omega Healthcare Investors, Inc.
650,000 4.950%,  4/1/2024 642,915
1,115,000 4.500%,  1/15/2025 1,080,457
1,630,000 5.250%,  1/15/2026 1,591,074
Peachtree Corners Funding Trust
1,125,000 3.976%,  2/15/2025
a
1,085,422
PNC Financial Services Group,
Inc.
1,750,000 5.671%,  10/28/2025
e
1,741,324
2,500,000 3.400%,  9/15/2026
e,h
1,937,500
2,000,000 4.758%,  1/26/2027
e
1,965,037
1,575,000 5.582%,  6/12/2029
e
1,578,208
Principal Life Global Funding II
2,000,000 1.375%,  1/10/2025
a
1,874,489
1,600,000 0.875%,  1/12/2026
a
1,430,496
Realty Income Corporation
4,000,000 4.625%,  11/1/2025 3,938,524
546,000 4.875%,  6/1/2026 540,218
Regency Centers, LP
2,955,000 3.750%,  6/15/2024 2,875,258
Regions Financial Corporation
2,215,000 2.250%,  5/18/2025 2,082,751
Royal Bank of Canada
2,525,000 4.950%,  4/25/2025 2,497,694
3,175,000 4.875%,  1/12/2026 3,151,282
1,900,000 5.200%,  8/1/2028 1,897,072
Santander Holdings USA, Inc.
400,000 3.450%,  6/2/2025 380,283
1,750,000 2.490%,  1/6/2028
e
1,520,785
Santander UK Group Holdings plc
1,075,000 1.532%,  8/21/2026
e
966,910
Simon Property Group, LP
1,750,000 3.300%,  1/15/2026 1,670,197
Societe Generale SA
2,200,000 2.625%,  10/16/2024
a
2,109,475
2,000,000 2.226%,  1/21/2026
a,e
1,871,274
2,000,000 1.488%,  12/14/2026
a,e
1,786,826
Standard Chartered plc
1,500,000 0.991%,  1/12/2025
a,e
1,460,700
1,000,000 1.214%,  3/23/2025
a,e
962,828

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Financials (31.8%) - continued
$ 2,000,000 1.822%,  11/23/2025
a,e
$ 1,882,599
2,100,000 2.608%,  1/12/2028
a,e
1,873,215
State Street Corporation
1,900,000 5.104%,  5/18/2026
e
1,885,410
2,000,000 5.751%,  11/4/2026
e
2,013,783
Sumitomo Mitsui Financial Group,
Inc.
2,300,000 2.448%,  9/27/2024 2,210,586
1,750,000 0.948%,  1/12/2026 1,564,063
2,400,000 2.174%,  1/14/2027 2,148,992
Sumitomo Mitsui Trust Bank, Ltd.
2,000,000 0.850%,  3/25/2024
a
1,936,168
Synchrony Financial
1,780,000 4.250%,  8/15/2024 1,738,930
3,500,000 4.500%,  7/23/2025 3,330,384
Synovus Bank
3,155,000 5.625%,  2/15/2028 2,943,035
Toronto-Dominion Bank
1,625,000 0.750%,  9/11/2025 1,476,296
2,000,000 5.103%,  1/9/2026 1,994,072
Truist Financial Corporation
825,000 4.950%,  9/1/2025
e,h
778,136
1,350,000 4.260%,  7/28/2026
e
1,306,571
1,900,000 1.267%,  3/2/2027
e
1,693,612
U.S. Bancorp
2,000,000 5.727%,  10/21/2026
e
2,006,276
1,750,000 4.548%,  7/22/2028
e
1,682,834
UBS AG
4,350,000 5.125%,  5/15/2024 4,283,837
UBS Group AG
2,200,000 4.490%,  8/5/2025
a,e
2,158,665
5,650,000 1.305%,  2/2/2027
a,e
5,003,471
Wells Fargo & Company
5,735,000 2.406%,  10/30/2025
e
5,488,032
2,000,000 3.908%,  4/25/2026
e
1,935,666
1,500,000 4.540%,  8/15/2026
e
1,467,078
1,650,000 3.526%,  3/24/2028
e
1,542,441
1,900,000 5.574%,  7/25/2029
e
1,910,070
Welltower OP, LLC
3,000,000 3.625%,  3/15/2024 2,955,828
Westpac Banking Corporation
1,060,000 2.894%,  2/4/2030
e
995,702
Westpac New Zealand, Ltd.
1,900,000 4.902%,  2/15/2028
a
1,866,046
Total 429,169,298
Foreign Government (0.3%)
NBN Company, Ltd.
2,500,000 0.875%,  10/8/2024
a
2,359,043
2,000,000 1.450%,  5/5/2026
a
1,800,980
Total 4,160,023
Mortgage-Backed Securities (<0.1%)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
45,194
3.764%,  (LIBOR 12M +
1.514%), 1/1/2043
e
43,962
Total 43,962
Principal
Amount Long-Term Fixed Income (98.4%) Value
Technology (3.3%)
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
$ 2,250,000 3.125%,  1/15/2025 $ 2,167,053
Dell International, LLC/EMC
Corporation
3,000,000 5.850%,  7/15/2025 3,014,040
Fidelity National Information
Services, Inc.
1,800,000 0.600%,  3/1/2024 1,744,345
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 1,943,748
1,900,000 5.450%,  3/2/2028 1,920,108
Global Payments, Inc.
2,000,000 1.500%,  11/15/2024 1,889,421
875,000 2.650%,  2/15/2025 834,072
Hewlett Packard Enterprise
Company
2,525,000 5.900%,  10/1/2024 2,527,165
Intel Corporation
1,275,000 4.875%,  2/10/2026 1,270,250
Jabil, Inc.
1,500,000 4.250%,  5/15/2027 1,435,838
Microchip Technology, Inc.
2,000,000 0.983%,  9/1/2024 1,898,240
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,605,000 2.700%,  5/1/2025 1,526,989
Oracle Corporation
1,195,000 2.500%,  4/1/2025
g
1,139,789
3,250,000 2.950%,  5/15/2025 3,113,172
2,000,000 5.800%,  11/10/2025 2,025,298
1,900,000 4.500%,  5/6/2028 1,855,729
Panasonic Corporation
1,000,000 2.679%,  7/19/2024
a
969,534
Qorvo, Inc.
3,700,000 4.375%,  10/15/2029 3,394,075
Roper Technologies, Inc.
750,000 2.350%,  9/15/2024 721,589
825,000 1.000%,  9/15/2025 752,914
Seagate HDD Cayman
1,475,000 4.750%,  1/1/2025 1,449,676
SK Hynix, Inc.
1,000,000 1.000%,  1/19/2024
a
976,074
VeriSign, Inc.
2,350,000 5.250%,  4/1/2025 2,330,947
VMware, Inc.
650,000 1.400%,  8/15/2026 575,888
Western Digital Corporation
3,000,000 4.750%,  2/15/2026 2,864,038
Total 44,339,992
Transportation (1.1%)
British Airways plc
453,379 4.625%,  6/20/2024
a
447,331
Canadian Pacific Railway
Company
2,000,000 1.350%,  12/2/2024 1,889,470
Continental Airlines, Inc.
1,193,360 4.150%,  4/11/2024 1,176,817
Delta Air Lines, Inc.
2,000,000 7.000%,  5/1/2025
a
2,046,299

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Transportation (1.1%) - continued
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
$ 2,137,517 4.500%,  10/20/2025
a
$ 2,095,076
Mileage Plus Holdings, LLC
2,480,000 6.500%,  6/20/2027
a
2,479,862
Penske Truck Leasing Company,
LP/PTL Finance Corporation
1,000,000 2.700%,  11/1/2024
a
958,366
1,000,000 3.950%,  3/10/2025
a
964,992
1,200,000 1.200%,  11/15/2025
a
1,076,492
Southwest Airlines Company
1,650,000 5.250%,  5/4/2025 1,640,236
Total 14,774,941
U.S. Government & Agencies (8.7%)
U.S. Treasury Bonds
9,250,000 4.125%,  6/15/2026 9,150,996
7,000,000 3.500%,  2/15/2033 6,746,250
U.S. Treasury Notes
19,600,000 4.250%,  5/31/2025 19,353,469
71,000,000 3.500%,  1/31/2028 68,867,227
13,000,000 4.000%,  10/31/2029 12,904,531
Total 117,022,473
Utilities (4.0%)
AES Corporation
2,750,000 3.300%,  7/15/2025
a
2,611,370
Alexander Funding Trust
3,500,000 1.841%,  11/15/2023
a
3,446,965
Ameren Corporation
750,000 2.500%,  9/15/2024 722,112
American Electric Power
Company, Inc.
1,250,000 2.031%,  3/15/2024 1,220,054
3,000,000 5.699%,  8/15/2025 3,003,538
1,425,000 1.000%,  11/1/2025 1,292,647
Berkshire Hathaway Energy
Company
1,925,000 4.050%,  4/15/2025 1,883,205
CenterPoint Energy, Inc.
1,250,000 1.450%,  6/1/2026 1,121,048
Constellation Energy Generation,
LLC
1,900,000 5.600%,  3/1/2028 1,920,920
Dominion Energy, Inc.
2,350,000 1.450%,  4/15/2026 2,127,090
DTE Energy Company
1,500,000 2.529%,  10/1/2024 1,443,852
1,750,000 4.220%,  11/1/2024 1,716,294
Duke Energy Corporation
1,000,000 3.250%,  1/15/2082
e
739,069
1,085,000 0.900%,  9/15/2025 989,547
2,650,000 5.000%,  12/8/2025 2,631,331
Enel Finance International NV
2,000,000 6.800%,  10/14/2025
a
2,042,406
Entergy Corporation
1,130,000 0.900%,  9/15/2025 1,023,430
Eversource Energy
1,575,000 4.750%,  5/15/2026 1,552,039
1,900,000 5.450%,  3/1/2028 1,927,068
Exelon Corporation
1,275,000 5.150%,  3/15/2028 1,276,522
Principal
Amount Long-Term Fixed Income (98.4%) Value
Utilities (4.0%) - continued
Georgia Power Company
$ 1,900,000 4.650%,  5/16/2028 $ 1,867,306
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,451,637
National Rural Utilities Cooperative
Finance Corporation
1,900,000 4.800%,  3/15/2028 1,882,841
637,000
8.541%,  (TSFR3M +
3.172%), 4/30/2043
e
617,088
NiSource, Inc.
1,080,000 0.950%,  8/15/2025 989,414
Public Service Enterprise Group,
Inc.
2,000,000 2.875%,  6/15/2024 1,949,359
Sempra
3,250,000 3.300%,  4/1/2025 3,131,043
Southern California Edison
Company
2,000,000 1.100%,  4/1/2024 1,936,657
Southern Company
1,100,000 4.000%,  1/15/2051
e
1,028,773
1,250,000 3.750%,  9/15/2051
e
1,078,265
Vistra Operations Company, LLC
3,000,000 5.125%,  5/13/2025
a
2,928,495
Total 53,551,385
Total Long-Term Fixed Income
(cost $1,392,066,841) 1,327,873,128
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
6,651,480 Thrivent Cash Management Trust 6,651,480
Total Collateral Held for
Securities Loaned
(cost $6,651,480) 6,651,480
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
54,000 Citigroup Capital XIII, 12.001%
e
1,565,460
Total 1,565,460
Total Preferred Stock
(cost $1,490,400) 1,565,460
Shares or
Principal
Amount Short-Term Investments ( 1.5% ) Value
Federal Home Loan Bank Discount
Notes
5,000,000 5.200%, 8/1/2023
j
5,000,000
15,700,000 5.180%, 8/2/2023
j
15,697,790
Total Short-Term Investments
(cost $20,697,741) 20,697,790
Total Investments (cost
$1,420,906,462) 100.5% $1,356,787,858
Other Assets and Liabilities, Net
(0.5%) (7,101,144)
Total Net Assets 100.0% $1,349,686,714

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2023, the value of these investments was $547,539,926 or 40.6%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2023.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Denotes variable rate securities. The rate shown is as of
July 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
f All or a portion of the security is insured or guaranteed.
g All or a portion of the security is on loan.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited
Maturity Bond Fund as of July 31, 2023 was $646,542 or
0.05% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of July 31, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 12/4/2013 $ 810,000
Upstart Securitization Trust,
7/20/2031 7/22/2021 610,626
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Fund as of July 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 6,454,739
Total lending $6,454,739
Gross amount payable upon return of
collateral for securities loaned $6,651,480
Net amounts due to counterparty $196,741
Definitions:
CLO - Collateralized Loan Obligation
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Limited Maturity Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 235,500,016 – 234,249,625 1,250,391
Basic Materials 17,787,439 – 17,787,439 –
Capital Goods 21,776,818 – 21,776,818 –
Collateralized Mortgage Obligations 134,792,086 – 134,792,086 –
Commercial Mortgage-Backed Securities 11,858,759 – 11,858,759 –
Communications Services 45,676,439 – 45,676,439 –
Consumer Cyclical 69,222,623 – 69,222,623 –
Consumer Non-Cyclical 72,040,832 – 72,040,832 –
Energy 56,156,042 – 56,156,042 –
Financials 429,169,298 – 429,169,298 –
Foreign Government 4,160,023 – 4,160,023 –
Mortgage-Backed Securities 43,962 – 43,962 –
Technology 44,339,992 – 44,339,992 –
Transportation 14,774,941 – 14,774,941 –
U.S. Government & Agencies 117,022,473 – 117,022,473 –
Utilities 53,551,385 – 53,551,385 –
Preferred Stock
Financials 1,565,460 1,565,460 – –
Short-Term Investments 20,697,790 – 20,697,790 –
Subtotal Investments in Securities $1,350,136,378 $1,565,460 $1,347,320,527 $1,250,391
Other Investments  * Total
Collateral Held for Securities Loaned 6,651,480
Subtotal Other Investments $6,651,480
Total Investments at Value $1,356,787,858
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership
or control with the Fund.   The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Fund.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $4,500 $40,618 $38,467 $6,651 6,651 0.5%
Total Collateral Held for Securities Loaned 4,500 6,651 0.5
Total Value $4,500 $6,651
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 7/31/2023
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $– $52
Total Affiliated Income from Securities Loaned, Net $52
Total $– $– $–

Low Volatility Equity Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.2% ) Value
Communications Services (11.0%)
157 Alphabet, Inc., Class C
a
$ 20,898
13,817 AT&T, Inc. 200,623
4,838 BCE, Inc. 208,981
143 Charter Communications, Inc.
a
57,942
126,000 CITIC Telecom International
Holdings, Ltd. 50,608
5,544 Comcast Corporation 250,921
11,853 Deutsche Telekom AG 258,411
3,000 KDDI Corporation 88,295
5,737 Koninklijke (Royal) KPN NV 20,758
8,900 Nintendo Company, Ltd. 402,589
18,200 Nippon Television Holdings, Inc. 172,834
14,179 Orange SA 160,278
357 Paradox Interactive AB 10,249
2,430 Publicis Groupe SA 195,921
175 Rogers Communications, Inc. 7,663
4,200 SKY Perfect JSAT Holdings, Inc. 17,538
21,200 SoftBank Corporation 235,416
494 Swisscom AG 317,670
27,972 Telefonica Deutschland Holding
AG 75,368
25,863 Telefonica SA 110,197
13,712 Verizon Communications, Inc. 467,305
Total 3,330,465
Consumer Discretionary (5.5%)
887 Compass Group plc 23,078
16,467 Europris ASA
b
99,898
308 Ferrari NV 98,741
9,500 Heiwa Corporation 160,918
1,284 McDonald's Corporation 376,469
5,300 McDonald's Holdings Company
(Japan), Ltd. 208,625
333 O'Reilly Automotive, Inc.
a
308,288
7,200 Sekisui House, Ltd. 146,892
138 Ulta Beauty, Inc.
a
61,382
60,300 Yamada Holdings Company, Ltd. 182,175
Total 1,666,466
Consumer Staples (13.8%)
671 Church & Dwight Company, Inc. 64,195
540 Clorox Company 81,799
5,472 Coca-Cola Company 338,881
894 Coles Group, Ltd. 10,933
5,554 Colgate-Palmolive Company 423,548
1,372 Conagra Brands, Inc. 45,015
11,062 Hormel Foods Corporation 452,215
1,663 J.M. Smucker Company 250,531
7,800 Japan Tobacco, Inc. 173,079
3,252 Kimberly-Clark Corporation 419,833
6,221 Koninklijke Ahold Delhaize NV 214,430
5,459 Kroger Company 265,526
241 Loblaw Companies, Ltd. 21,383
3,816 Metro, Inc./CN 205,378
5,841 Mondelez International, Inc. 432,993
2,372 PepsiCo, Inc. 444,655
1,392 Procter & Gamble Company 217,570
111,500 Sheng Siong Group, Ltd. 137,536
Total 4,199,500
Energy (0.8%)
8,429 Equinor ASA 257,830
Total 257,830
Shares Common Stock (97.2%) Value
Financials (11.4%)
330 Aon plc $ 105,105
307 Bank Leumi Le-Israel BM 2,451
708 Berkshire Hathaway, Inc.
a
249,188
134,500 BOC Hong Kong (Holdings), Ltd. 410,500
2,185 Cboe Global Markets, Inc. 305,201
1,769 Central Pacific Financial
Corporation 32,266
2,083 CME Group, Inc. 414,434
456 Deutsche Boerse AG 87,371
411 Erie Indemnity Company 91,226
267 FactSet Research Systems, Inc. 116,156
3,455 First Horizon Corporation 47,092
3,429 Hartford Financial Services Group,
Inc. 246,476
1,575 Heritage Financial Corporation 29,547
1,513 Jack Henry & Associates, Inc. 253,533
922 Marsh & McLennan Companies,
Inc. 173,723
512 Mastercard, Inc. 201,871
11,100 Matsui Securities Company, Ltd. 62,720
65,500 Mitsubishi HC Capital, Inc. 433,307
107 Sun Life Financial, Inc. 5,631
934 Toronto-Dominion Bank 61,594
539 Visa, Inc. 128,136
Total 3,457,528
Health Care (19.6%)
2,287 AbbVie, Inc. 342,089
763 Agilent Technologies, Inc. 92,910
572 Amgen, Inc. 133,934
2,434 Baxter International, Inc. 110,090
58 Biogen, Inc.
a
15,671
228 BioMarin Pharmaceutical, Inc.
a
20,048
1,570 Boston Scientific Corporation
a
81,404
247 Bristol-Myers Squibb Company 15,361
3,304 Centene Corporation
a
224,969
466 CSL, Ltd. 83,934
100 Danaher Corporation 25,506
4,744 Galenica AG
b
381,798
7,848 Gilead Sciences, Inc. 597,547
3,815 GSK plc 67,912
571 Incyte Corporation
a
36,384
4,874 Johnson & Johnson 816,541
1,500 Kaken Pharmaceutical Company,
Ltd. 37,348
721 Medtronic plc 63,275
5,102 Merck & Company, Inc. 544,128
24 Molina Healthcare, Inc.
a
7,308
836 Novartis AG 87,527
3,019 Novo Nordisk AS 486,820
1,017 Pfizer, Inc. 36,673
533 Quest Diagnostics, Inc. 72,067
17,700 Raffles Medical Group, Ltd. 18,651
193 Regeneron Pharmaceuticals, Inc.
a
143,189
1,497 Roche Holding AG, Participation
Certificates 464,147
966 Royalty Pharma PLC 30,313
3,696 Sanofi 394,308
284 UnitedHealth Group, Inc. 143,809
1,002 Vertex Pharmaceuticals, Inc.
a
353,045
Total 5,928,706
Industrials (10.8%)
1,467 AMETEK, Inc. 232,666
595 Automatic Data Processing, Inc. 147,120

Low Volatility Equity Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.2%) Value
Industrials (10.8%) - continued
3,700 BellSystem24 Holdings, Inc. $ 36,180
6,666 Brambles, Ltd. 63,066
13,694 Cia de Distribucion Integral
Logista Holdings SA 381,038
3,135 Computershare, Ltd. 52,873
1,800 COMSYS Holdings Corporation 35,980
5,867 CSX Corporation 195,488
13 Cummins, Inc. 3,390
631 Eiffage SA 65,648
2,078 Expeditors International of
Washington, Inc. 264,529
674 Fastenal Company 39,503
560 Honeywell International, Inc. 108,713
14,700 Kandenko Company, Ltd. 128,944
6,600 Nikkon Holdings Company, Ltd. 138,728
317 Norfolk Southern Corporation 74,048
266 Paychex, Inc. 33,375
889 Republic Services, Inc. 134,337
72 Schindler Holding AG,
Participation Certificates 17,483
813 Thales SA 121,617
3,994 Thomson Reuters Corporation 539,136
187 Union Pacific Corporation 43,388
2,475 Waste Management, Inc. 405,380
Total 3,262,630
Information Technology (14.1%)
337 Accenture plc 106,610
233 Adobe, Inc.
a
127,258
3,665 Akamai Technologies, Inc.
a
346,343
2,600 Amano Corporation 59,083
343 Apple, Inc. 67,382
282 Arista Networks, Inc.
a
43,735
729 Cadence Design Systems, Inc.
a
170,593
1,200 Canon, Inc. 31,015
1,199 Check Point Software
Technologies, Ltd.
a
158,520
14,818 Cisco Systems, Inc. 771,129
492 F5, Inc.
a
77,854
3,772 Hewlett Packard Enterprise
Company 65,557
2,422 Juniper Networks, Inc. 67,332
2,316 Keysight Technologies, Inc.
a
373,061
4,500 Kyocera Corporation 242,154
1,280 Microsoft Corporation 429,978
559 Motorola Solutions, Inc. 160,226
11,200 NEC Networks & System
Integration Corporation 147,684
98 NetScout Systems, Inc.
a
2,739
110 NICE, Ltd.
a
23,944
387 QUALCOMM, Inc. 51,150
25 Roper Industries, Inc. 12,326
1,933 Texas Instruments, Inc. 347,940
10,800 Venture Corporation, Ltd. 121,758
1,300 VeriSign, Inc.
a
274,235
Total 4,279,606
Materials (2.7%)
102 BHP Group, Ltd. 3,175
1,817 Franco-Nevada Corporation 264,991
636 Heidelberg Materials AG 51,547
1,603 Holcim, Ltd. 111,724
8,101 Newmont Corporation 347,695
Shares Common Stock (97.2%) Value
Materials (2.7%) - continued
308 Vidrala SA $ 31,358
Total 810,490
Real Estate (0.9%)
5,900 Daiwa House Industry Company,
Ltd. 160,356
91 Public Storage 25,639
8,000 Swire Pacific, Ltd. 66,874
217 Swiss Prime Site AG 21,007
Total 273,876
Utilities (6.6%)
4,277 ATCO, Ltd. 122,084
500 CLP Holdings, Ltd. 4,076
50 Consolidated Edison, Inc. 4,743
620 Dominion Energy, Inc. 33,201
5,475 Duke Energy Corporation 512,570
482 E.ON SE 6,097
3,209 Edison International 230,920
2,300 Electric Power Development
Company, Ltd. 36,387
439 Enel SPA 3,027
1,567 Entergy Corporation 160,931
4,648 Evergy, Inc. 278,741
1,867 Fortis, Inc. 79,584
32,000 Hong Kong and China Gas
Company, Ltd. 27,451
9,190 NiSource, Inc. 255,850
91 Pinnacle West Capital Corporation 7,537
7,500 Power Assets Holdings, Ltd. 39,309
1,320 Sempra 196,706
Total 1,999,214
Total Common Stock
(cost $26,756,625) 29,466,311
Shares Short-Term Investments ( 2.3% ) Value
Thrivent Core Short-Term Reserve
Fund
71,777 5.550% 717,770
Total Short-Term Investments
(cost $717,770) 717,770
Total Investments (cost
$27,474,395) 99.5% $30,184,081
Other Assets and Liabilities, Net
0.5% 141,127
Total Net Assets 100.0% $30,325,208
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2023, the value of these investments was $481,696 or 1.6% of total net assets.

Low Volatility Equity Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,330,465 997,689 2,332,776 –
Consumer Discretionary 1,666,466 746,139 920,327 –
Consumer Staples 4,199,500 3,436,761 762,739 –
Energy 257,830 – 257,830 –
Financials 3,457,528 2,393,954 1,063,574 –
Health Care 5,928,706 3,906,261 2,022,445 –
Industrials 3,262,630 1,681,937 1,580,693 –
Information Technology 4,279,606 3,653,968 625,638 –
Materials 810,490 612,686 197,804 –
Real Estate 273,876 25,639 248,237 –
Utilities 1,999,214 1,681,199 318,015 –
Subtotal Investments in Securities $29,466,311 $19,136,233 $10,330,078 $–
Other Investments  * Total
Affiliated Short-Term Investments 717,770
Subtotal Other Investments $717,770
Total Investments at Value $30,184,081
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Low Volatility Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 21,360 21,360 – –
Total Asset Derivatives $21,360 $21,360 $– $–
The following table presents Low Volatility Equity Fund's futures contracts held as of July 31, 2023. Investments and/or cash totaling $117,971 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
Eurex MSCI World Index 6 September 2023 $ 552,840 $ 21,360
Total Futures Long Contracts $ 552,840 $ 21,360
Total Futures Contracts $ 552,840 $21,360

Low Volatility Equity Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $674 $6,234 $6,190 $718 72 2.3%
Total Affiliated Short-Term Investments 674 718 2.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 344 344 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $674 $718
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $– $– $– $26
Total Income/Non Income Cash from Affiliated Investments $26
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $–

Mid Cap Growth Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.5% ) Value
Communications Services (3.0%)
2,258 Trade Desk, Inc.
a
$ 206,065
3,565 Ziff Davis, Inc.
a
258,534
14,963 ZoomInfo Technologies, Inc.
a
382,604
Total 847,203
Consumer Discretionary (10.5%)
3,693 Aptiv plc
a
404,347
266 Chipotle Mexican Grill, Inc.
a
521,967
660 Deckers Outdoor Corporation
a
358,835
2,454 Five Below, Inc.
a
511,266
2,619 Fox Factory Holding Corporation
a
293,066
58 NVR, Inc.
a
365,774
4,817 Planet Fitness, Inc.
a
325,340
3,157 Wyndham Hotels & Resorts, Inc. 245,993
Total 3,026,588
Consumer Staples (3.3%)
1,399 Casey's General Stores, Inc. 353,471
2,273 Celsius Holdings, Inc.
a
328,903
1,422 Lancaster Colony Corporation 273,920
Total 956,294
Energy (2.4%)
3,286 Matador Resources Company 182,800
28,208 TechnipFMC plc
a
517,335
Total 700,135
Financials (8.6%)
2,172 Arthur J. Gallagher & Company 466,546
1,758 Columbia Banking System, Inc. 39,291
1,765 Kinsale Capital Group, Inc. 657,692
954 MSCI, Inc. 522,868
3,951 PayPal Holdings, Inc.
a
299,565
3,654 Tradeweb Markets, Inc. 298,861
3,631 Western Alliance Bancorp 188,630
Total 2,473,453
Health Care (18.9%)
1,412 Apellis Pharmaceuticals, Inc.
a
36,359
747 Argenx SE ADR
a
376,847
1,217 Ascendis Pharma AS ADR
a
109,713
11,404 Avantor, Inc.
a
234,580
5,797 Bio-Techne Corporation 483,470
962 Cooper Companies, Inc. 376,392
3,658 Dexcom, Inc.
a
455,640
4,146 Edwards Lifesciences Corporation
a
340,262
2,249 Immunocore Holdings plc ADR
a
148,389
953 Inspire Medical Systems, Inc.
a
274,283
1,458 Insulet Corporation
a
403,502
18,662 Maravai LifeSciences Holdings,
Inc.
a
211,067
8,662 Progyny, Inc.
a
361,725
16,432 R1 RCM, Inc.
a
283,945
1,436 Repligen Corporation
a
246,360
713 Sarepta Therapeutics, Inc.
a
77,282
1,322 ShockWave Medical, Inc.
a
344,513
1,799 Veeva Systems, Inc.
a
367,392
1,644 Zoetis, Inc. 309,220
Total 5,440,941
Industrials (17.7%)
3,253 Advanced Drainage Systems, Inc. 396,833
3,244 ASGN, Inc.
a
247,582
1,205 Carlisle Companies, Inc. 334,026
Shares Common Stock (96.5%) Value
Industrials (17.7%) - continued
2,271 Chart Industries, Inc.
a
$ 413,685
14,588 Driven Brands Holdings, Inc.
a
377,392
1,652 ExlService Holdings, Inc.
a
232,849
15,741 Howmet Aerospace, Inc. 804,995
2,143 Middleby Corporation
a
325,415
917 Old Dominion Freight Line, Inc. 384,672
4,061 RB Global, Inc. 261,853
2,468 Regal Rexnord Corporation 385,452
386 Saia, Inc.
a
163,332
5,272 TransUnion 420,126
6,763 WillScot Mobile Mini Holdings
Corporation
a
324,286
Total 5,072,498
Information Technology (26.0%)
4,092 Amphenol Corporation 361,364
1,977 Arista Networks, Inc.
a
306,613
2,265 BILL Holdings, Inc.
a
283,895
7,544 Calix, Inc.
a
340,310
6,344 Cognex Corporation 346,509
3,058 Entegris, Inc. 335,493
944 EPAM Systems, Inc.
a
223,549
4,813 Five9, Inc.
a
422,341
3,679 Guidewire Software, Inc.
a
312,053
559 HubSpot, Inc.
a
324,527
462 Lam Research Corporation 331,942
3,682 Lattice Semiconductor
Corporation
a
334,841
757 Monolithic Power Systems, Inc. 423,534
2,758 Palo Alto Networks, Inc.
a
689,390
3,175 PTC, Inc.
a
462,947
7,918 Sprout Social, Inc.
a
452,435
1,362 Synopsys, Inc.
a
615,352
1,257 Tyler Technologies, Inc.
a
498,564
971 Universal Display Corporation 141,649
4,050 Wolfspeed, Inc.
a
266,895
Total 7,474,203
Materials (3.5%)
1,791 AptarGroup, Inc. 217,535
697 Martin Marietta Materials, Inc. 311,183
4,527 RPM International, Inc. 467,684
Total 996,402
Real Estate (2.6%)
2,756 CBRE Group, Inc.
a
229,602
3,015 Regency Centers Corporation 197,573
1,036 SBA Communications Corporation 226,832
1,616 Zillow Group, Inc.
a
86,004
Total 740,011
Total Common Stock
(cost $23,761,417) 27,727,728
Shares
Registered Investment
Companies ( 1.9% ) Value
U.S. Unaffiliated  (1.9%)
3,396 Communication Services Select
Sector SPDR Fund 233,611
2,704 SPDR S&P Biotech ETF
b
227,920

Mid Cap Growth Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (1.9%) Value
U.S. Unaffiliated  (1.9%)- continued
528 SPDR S&P Oil & Gas Exploration
ETF $ 75,520
Total 537,051
Total Registered Investment
Companies (cost $459,246) 537,051
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
213,750 Thrivent Cash Management Trust 213,750
Total Collateral Held for
Securities Loaned
(cost $213,750) 213,750
Shares Short-Term Investments ( 1.9% ) Value
Thrivent Core Short-Term Reserve
Fund
54,110 5.550% 541,097
Total Short-Term Investments
(cost $541,096) 541,097
Total Investments (cost
$24,975,509) 101.0% $29,019,626
Other Assets and Liabilities, Net
(1.0%) (283,422)
Total Net Assets 100.0% $28,736,204
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Fund as of July 31, 2023:
Securities Lending Transactions
Common Stock $ 210,725
Total lending $210,725
Gross amount payable upon return of
collateral for securities loaned $213,750
Net amounts due to counterparty $3,025
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 847,203 847,203 – –
Consumer Discretionary 3,026,588 3,026,588 – –
Consumer Staples 956,294 956,294 – –
Energy 700,135 700,135 – –
Financials 2,473,453 2,473,453 – –
Health Care 5,440,941 5,440,941 – –
Industrials 5,072,498 5,072,498 – –
Information Technology 7,474,203 7,474,203 – –
Materials 996,402 996,402 – –
Real Estate 740,011 740,011 – –
Registered Investment Companies
U.S. Unaffiliated 537,051 537,051 – –
Subtotal Investments in Securities $28,264,779 $28,264,779 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 541,097
Collateral Held for Securities Loaned 213,750
Subtotal Other Investments $754,847
Total Investments at Value $29,019,626
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $831 $5,968 $6,258 $ 541 54 1.9%
Total Affiliated Short-Term Investments 831 541 1.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   43 5,551 5,380 214 214 0.7
Total Collateral Held for Securities Loaned 43 214 0.7
Total Value $874 $755
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $– $– $– $22
Total Income/Non Income Cash from Affiliated Investments $22
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total $– $– $–

Mid Cap Stock Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 95 .8% ) Value
Communications Services (1.0%)
5,383,063 DISH Network Corporation
a
$ 42,687,690
Total 42,687,690
Consumer Discretionary (12.9%)
414,772 Aptiv plc
a
45,413,386
48,549 Chipotle Mexican Grill, Inc.
a
95,266,732
441,986 Crocs, Inc.
a
47,889,183
125,713 Domino's Pizza, Inc. 49,875,375
142,154 Lululemon Athletica, Inc.
a
53,809,554
21,429 NVR, Inc.
a
135,140,703
850,315 Skyline Champion Corporation
a
59,232,943
2,458,463 Sonos, Inc.
a
42,138,056
Total 528,765,932
Consumer Staples (3.9%)
666,678 BJ's Wholesale Club Holdings,
Inc.
a
44,207,418
271,083 Casey's General Stores, Inc. 68,491,831
863,709 Tyson Foods, Inc. 48,125,865
Total 160,825,114
Energy (4.4%)
721,811 Chesapeake Energy Corporation 60,877,540
1,300,584 Devon Energy Corporation 70,231,536
2,493,191 NOV, Inc. 50,063,275
Total 181,172,351
Financials (15.4%)
1,805,622 Ally Financial, Inc. 55,143,696
172,674 Ameriprise Financial, Inc. 60,168,255
1,548,615 Arch Capital Group, Ltd.
a
120,311,899
388,262 Kinsale Capital Group, Inc. 144,678,069
2,169,663 Radian Group, Inc. 58,429,025
897,055 Voya Financial, Inc. 66,615,304
1,169,644 Western Alliance Bancorp 60,763,006
1,672,708 Zions Bancorp NA 63,981,081
Total 630,090,335
Health Care (10.3%)
320,261 Align Technology, Inc.
a
121,023,429
594,902 Bio-Techne Corporation 49,614,827
927,797 Centene Corporation
a
63,173,698
849,472 Edwards Lifesciences Corporation
a
69,716,167
213,457 Insulet Corporation
a
59,074,225
2,655,201 Maravai LifeSciences Holdings,
Inc.
a
30,030,323
1,163,720 Revance Therapeutics, Inc.
a
27,498,704
Total 420,131,373
Industrials (19.9%)
842,375 Advanced Drainage Systems, Inc. 102,761,326
228,877 Axon Enterprise, Inc.
a
42,555,100
1,115,534 Fastenal Company 65,381,448
431,507 Forward Air Corporation 51,280,292
1,769,849 Howmet Aerospace, Inc. 90,510,078
263,891 Lincoln Electric Holdings, Inc. 52,965,563
283,209 Old Dominion Freight Line, Inc. 118,803,343
367,079 Quanta Services, Inc. 74,010,468
1,006,130 Timken Company 93,429,232
266,384 United Rentals, Inc. 123,783,317
Total 815,480,167
Information Technology (11.2%)
184,880 ANSYS, Inc.
a
63,247,448
Shares Common Stock (95.8%) Value
Information Technology (11.2%) - continued
1,112,900 Ciena Corporation
a
$ 46,964,380
2,696,195 Dropbox, Inc.
a
72,662,455
325,358 NICE, Ltd. ADR
a,b
70,879,240
818,291 ON Semiconductor Corporation
a
88,170,855
918,334 Trimble, Inc.
a
49,406,369
1,004,076 Wolfspeed, Inc.
a
66,168,609
Total 457,499,356
Materials (7.7%)
1,579,130 Ball Corporation 92,679,140
802,182 PPG Industries, Inc. 115,433,990
1,011,019 Steel Dynamics, Inc. 107,754,405
Total 315,867,535
Real Estate (4.6%)
405,827 Alexandria Real Estate Equities,
Inc. 51,004,337
337,498 Camden Property Trust 36,817,657
409,811 Digital Realty Trust, Inc. 51,070,647
230,152 SBA Communications Corporation 50,391,780
Total 189,284,421
Utilities (4.5%)
1,177,870 Alliant Energy Corporation 63,298,734
2,009,235 CenterPoint Energy, Inc. 60,457,881
574,770 Entergy Corporation 59,028,879
Total 182,785,494
Total Common Stock
(cost $3,018,172,497) 3,924,589,768
Shares
Collateral Held for Securities
Loaned ( 0 .2% ) Value
7,452,900 Thrivent Cash Management Trust 7,452,900
Total Collateral Held for
Securities Loaned
(cost $7,452,900) 7,452,900
Shares Short-Term Investments ( 3 .5% ) Value
Thrivent Core Short-Term Reserve
Fund
14,384,237 5.550% 143,842,371
Total Short-Term Investments
(cost $143,814,233) 143,842,371
Total Investments (cost
$3,169,439,630) 99.5% $ 4,075,885,039
Other Assets and Liabilities, Net
0.5% 20,149,361
Total Net Assets 100.0% $ 4,096,034,400
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Fund as of July 31, 2023:
Securities Lending Transactions
Common Stock $ 7,363,330
Total lending $7,363,330
Gross amount payable upon return of
collateral for securities loaned $7,452,900
Net amounts due to counterparty $89,570
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 42,687,690 42,687,690 – –
Consumer Discretionary 528,765,932 528,765,932 – –
Consumer Staples 160,825,114 160,825,114 – –
Energy 181,172,351 181,172,351 – –
Financials 630,090,335 630,090,335 – –
Health Care 420,131,373 420,131,373 – –
Industrials 815,480,167 815,480,167 – –
Information Technology 457,499,356 457,499,356 – –
Materials 315,867,535 315,867,535 – –
Real Estate 189,284,421 189,284,421 – –
Utilities 182,785,494 182,785,494 – –
Subtotal Investments in Securities $ 3,924,589,768 $ 3,924,589,768 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 143,842,371
Collateral Held for Securities Loaned 7,452,900
Subtotal Other Investments $ 151,295,271
Total Investments at Value $ 4,075,885,039
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $ 174,339 $ 427,508 $ 458,005 $ 143,842 14,384 3.5%
Total Affiliated Short-Term Investments 174,339 143,842 3.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 355,693 348,240 7,453 7,453 0.2
Total Collateral Held for Securities Loaned – 7,453 0.2
Total Value $ 174,339 $ 151,295
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $– $– $ – $6,218
Total Income/Non Income Cash from Affiliated Investments $6,218
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 147
Total Affiliated Income from Securities Loaned, Net $147
Total $– $– $ –

Mid Cap Value Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.2% ) Value
Communications Services (2.3%)
27,078 Imax Corporation
a
$ 498,506
27,480 Warner Brothers Discovery, Inc.
a
359,163
Total 857,669
Consumer Discretionary (10.9%)
2,931 Aptiv plc
a
320,915
11,640 Cedar Fair, LP 453,378
13,038 Cheesecake Factory, Inc. 479,538
4,287 D.R. Horton, Inc. 544,535
13,389 eBay, Inc. 595,944
4,337 Lear Corporation 671,194
8,739 PUMA SE 590,596
10,541 Tapestry, Inc. 454,844
Total 4,110,944
Consumer Staples (5.9%)
3,957 Dollar Tree, Inc.
a
610,684
3,858 Lamb Weston Holdings, Inc. 399,804
6,515 Sysco Corporation 497,160
16,303 US Foods Holding Corporation
a
696,627
Total 2,204,275
Energy (7.1%)
23,520 Enterprise Products Partners, LP 623,515
5,220 Helmerich & Payne, Inc. 233,700
2,862 Marathon Petroleum Corporation 380,703
12,970 Noble Corporation plc
a
677,942
3,400 Pioneer Natural Resources
Company 767,278
Total 2,683,138
Financials (18.6%)
5,220 Allstate Corporation 588,190
2,743 Capital One Financial Corporation 320,986
23,342 Carlyle Group, Inc. 832,142
2,647 Cboe Global Markets, Inc. 369,733
6,291 Comerica, Inc. 339,462
29,163 Eastern Bankshares, Inc. 411,782
18,882 Equitable Holdings, Inc. 541,725
7,001 Fidelity National Information
Services, Inc. 422,720
4,307 M&T Bank Corporation 602,377
2,385 Raymond James Financial, Inc. 262,517
2,879 Selective Insurance Group, Inc. 297,084
10,924 Synovus Financial Corporation 370,324
7,258 Texas Capital Bancshares, Inc.
a
463,423
8,302 Voya Financial, Inc. 616,506
6,833 Wintrust Financial Corporation 576,432
Total 7,015,403
Health Care (7.1%)
22,759 Avantor, Inc.
a
468,153
14,244 Baxter International, Inc. 644,256
4,520 Cardinal Health, Inc. 413,444
3,422 Laboratory Corporation of America
Holdings 732,069
3,091 Universal Health Services, Inc. 429,525
Total 2,687,447
Industrials (16.4%)
3,687 AGCO Corporation 490,740
18,752 Barnes Group, Inc. 736,954
4,734 Booz Allen Hamilton Holding
Corporation 573,193
Shares Common Stock (97.2%) Value
Industrials (16.4%) - continued
1,634 Carlisle Companies, Inc. $ 452,945
19,158 Flowserve Corporation 723,406
4,071 General Dynamics Corporation 910,194
4,432 JB Hunt Transport Services, Inc. 903,862
19,010 Sensata Technologies Holding plc 803,172
17,041 Southwest Airlines Company 582,120
Total 6,176,586
Information Technology (8.7%)
6,655 CommVault Systems, Inc.
a
518,624
3,219 Jabil, Inc. 356,247
11,625 Juniper Networks, Inc. 323,175
17,097 Knowles Corporation
a
312,362
5,927 MKS Instruments, Inc. 647,050
2,597 ON Semiconductor Corporation
a
279,827
3,527 PTC, Inc.
a
514,272
7,269 Western Digital Corporation
a
309,369
Total 3,260,926
Materials (8.2%)
13,174 Alcoa Corporation 476,767
12,733 Axalta Coating Systems, Ltd.
a
407,456
11,865 Berry Plastics Group, Inc. 777,988
6,473 Celanese Corporation 811,650
7,590 CF Industries Holdings, Inc. 622,987
Total 3,096,848
Real Estate (6.8%)
1,971 AvalonBay Communities, Inc. 371,829
5,558 CBRE Group, Inc.
a
463,037
28,459 Healthcare Realty Trust, Inc. 555,805
35,798 Host Hotels & Resorts, Inc. 658,683
24,551 Kimco Realty Corporation 497,403
Total 2,546,757
Utilities (5.2%)
5,821 Alliant Energy Corporation 312,820
6,292 Constellation Energy Corporation 608,122
3,561 DTE Energy Company 407,022
22,271 NiSource, Inc. 620,025
Total 1,947,989
Total Common Stock
(cost $32,904,252) 36,587,982
Shares Short-Term Investments ( 2.8% ) Value
Thrivent Core Short-Term Reserve
Fund
106,362 5.550% 1,063,622
Total Short-Term Investments
(cost $1,063,622) 1,063,622
Total Investments (cost
$33,967,874) 100.0% $ 37,651,604
Other Assets and Liabilities, Net
(<0.1%) (5,249)
Total Net Assets 100.0% $37,646,355
a Non-income producing security.

Mid Cap Value Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 857,669 857,669 – –
Consumer Discretionary 4,110,944 3,520,348 590,596 –
Consumer Staples 2,204,275 2,204,275 – –
Energy 2,683,138 2,683,138 – –
Financials 7,015,403 7,015,403 – –
Health Care 2,687,447 2,687,447 – –
Industrials 6,176,586 6,176,586 – –
Information Technology 3,260,926 3,260,926 – –
Materials 3,096,848 3,096,848 – –
Real Estate 2,546,757 2,546,757 – –
Utilities 1,947,989 1,947,989 – –
Subtotal Investments in Securities $36,587,982 $35,997,386 $590,596 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,063,622
Subtotal Other Investments $1,063,622
Total Investments at Value $37,651,604
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $462 $17,159 $16,557 $1,064 106 2.8%
Total Affiliated Short-Term Investments 462 1,064 2.8
Total Value $462 $1,064
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $– $– $– $32
Total Income/Non Income Cash from Affiliated Investments $32
Total $– $– $–

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.2% )
a
Value
Basic Materials (<0.1%)
Arsenal AIC Parent, LLC, Term
Loan
$ 131,902
0.000%,  (TSFR1M +
4.500%), 7/27/2030
b,c,d
$ 131,765
Asplundh Tree Expert, LLC, Term
Loan
271,903
7.169%,  (LIBOR 1M +
1.750%), 9/4/2027
d
271,585
Grinding Media, Inc., Term Loan
156,307
9.530%,  (LIBOR 1M +
4.000%), 10/12/2028
d
152,790
Hyperion Materials &
Technologies, Inc., Term Loan
138,445
9.704%,  (LIBOR 3M +
4.250%), 8/30/2028
d
137,753
INEOS US Petrochem, LLC, Term
Loan
396,900
8.183%,  (LIBOR 1M +
2.750%), 1/29/2026
d
393,054
Lummus Technology Holdings V,
LLC, Term Loan
142,848
8.933%,  (LIBOR 1M +
3.500%), 6/30/2027
d
141,963
Nouryon USA, LLC, Term Loan
269,488
8.068%,  (LIBOR 3M +
2.750%), 10/1/2025
d
268,477
Spectrum Group Buyer, Inc., Term
Loan
141,300
11.953%,  (TSFR1M +
6.500%), 5/19/2028
d
135,059
Total 1,632,446
Capital Goods (0.1%)
Ali Group North America
Corporation, Term Loan
210,432
7.433%,  (TSFR1M +
2.000%), 7/22/2029
d
210,367
Berry Global, Inc., Term Loan
254,089
7.280%,  (LIBOR 1M +
1.750%), 7/1/2026
d
253,812
Brookfield WEC Holdings, Inc.,
Term Loan
339,389
8.183%,  (LIBOR 1M +
2.750%), 8/1/2025
d
338,724
BW Holding, Inc., Term Loan
147,379
9.414%,  (LIBOR 1M +
4.000%), 12/14/2028
d
134,010
Charter Next Generation, Inc.,
Term Loan
263,433
9.183%,  (LIBOR 1M +
3.750%), 12/1/2027
d
262,079
Clydesdale Acquisition Holdings,
Inc., Term Loan
393,023
9.594%,  (TSFR1M +
4.175%), 4/13/2029
d
389,128
Cornerstone Building Brands, Inc.,
Term Loan
376,475
8.572%,  (LIBOR 1M +
3.250%), 4/12/2028
d
363,159
Emerald Debt Merger Sub, LLC,
Term Loan
296,720
8.264%,  (TSFR1M +
3.000%), 5/31/2030
d
296,685
Principal
Amount Bank Loans (1.2%)
a
Value
Capital Goods (0.1%) - continued
Foley Products Company, LLC,
Term Loan
$ 138,780
10.142%,  (SOFRRATE +
4.750%), 2/16/2029
d
$ 137,219
Ingersoll-Rand Services Company,
Term Loan
227,238
7.169%,  (LIBOR 1M +
1.750%), 2/28/2027
d
227,041
Quikrete Holdings, Inc., Term Loan
129,990
8.058%,  (LIBOR 1M +
2.625%), 1/31/2027
d
129,760
320,938
8.433%,  (LIBOR 1M +
3.000%), 3/18/2029
d
321,037
Smyrna Ready Mix Concrete, LLC,
Term Loan
276,326
9.669%,  (TSFR1M +
4.250%), 4/1/2029
d
276,154
TK Elevator U.S. Newco, Inc., Term
Loan
232,249
8.160%,  (LIBOR 6M +
3.500%), 7/31/2027
d
231,234
TransDigm, Inc., Term Loan
608,712
8.492%,  (TSFR1M +
3.250%), 8/24/2028
b,c,d
608,901
Vertiv Group Corporation, Term
Loan
228,244
7.977%,  (LIBOR 1M +
2.750%), 3/2/2027
d
228,164
Total 4,407,474
Communications Services (0.2%)
Altice France SA/France, Term
Loan
474,568
10.808%,  (TSFR1M +
5.500%), 8/31/2028
d
390,333
CCI Buyer, Inc., Term Loan
183,591
9.242%,  (LIBOR 3M +
4.000%), 12/17/2027
d
179,499
Cengage Learning, Inc., Term
Loan
151,841
10.323%,  (LIBOR 3M +
4.750%), 7/14/2026
d
150,081
Charter Communications
Operating, LLC, Term Loan
571,546
7.115%,  (LIBOR 1M +
1.750%), 2/1/2027
d
567,191
Clear Channel Outdoor Holdings,
Inc., Term Loan
413,042
9.131%,  (LIBOR 3M +
3.500%), 8/23/2026
d
399,424
Crown Subsea Communications
Holding, Inc., Term Loan
139,500
10.227%,  (LIBOR 1M +
5.000%), 4/27/2027
d
139,588
191,868
10.477%,  (TSFR1M +
5.250%), 4/27/2027
d
191,949
CSC Holdings, LLC, Term Loan
215,043
7.836%,  (LIBOR 1M +
2.500%), 4/15/2027
d
187,010
DIRECTV Financing, LLC, Term
Loan
518,138
10.433%,  (LIBOR 1M +
5.000%), 8/2/2027
d
514,334

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.2%)
a
Value
Communications Services (0.2%) - continued
Intelsat Jackson Holdings SA,
Term Loan
$ 279,086
9.443%,  (TSFR6M +
4.250%), 2/1/2029
d
$ 278,350
Level 3 Financing, Inc., Term Loan
238,000
7.183%,  (LIBOR 1M +
1.750%), 3/1/2027
d
223,299
Lumen Technologies, Inc., Term
Loan
293,617
7.683%,  (LIBOR 3M +
2.250%), 3/15/2027
d
204,175
McGraw-Hill Education, Inc., Term
Loan
184,900
0.000%,  (LIBOR 1M +
4.750%), 7/30/2028
b,c,d
179,399
MH Sub I, LLC, Term Loan
354,267
9.569%,  (TSFR1M +
4.250%), 5/3/2028
d
341,092
NEP Group, Inc., Term Loan
151,808
8.683%,  (LIBOR 1M +
3.250%), 10/20/2025
d
139,701
Playtika Holding Corporation, Term
Loan
182,599
8.183%,  (LIBOR 1M +
2.750%), 3/11/2028
d
181,790
Radiate Holdco, LLC, Term Loan
297,306
8.683%,  (LIBOR 1M +
3.250%), 9/25/2026
d
249,686
RLG Holdings, LLC, Term Loan
147,378
9.683%,  (LIBOR 1M +
4.250%), 7/8/2028
d
141,325
SBA Senior Finance II, LLC, Term
Loan
450,444
7.169%,  (LIBOR 1M +
1.750%), 4/11/2025
d
449,858
UPC Financing Partnership, Term
Loan
139,000
8.261%,  (LIBOR 1M +
2.925%), 1/31/2029
d
135,247
Virgin Media Bristol, LLC, Term
Loan
347,000
7.836%,  (LIBOR 1M +
2.500%), 1/31/2028
d
337,544
Zayo Group Holdings, Inc., Term
Loan
293,000
8.433%,  (LIBOR 1M +
3.000%), 3/9/2027
d
222,557
Ziggo Financing Partnership, Term
Loan
234,000
7.836%,  (LIBOR 1M +
2.500%), 4/30/2028
d
227,371
Total 6,030,803
Consumer Cyclical (0.2%)
1011778 B.C., ULC, Term Loan
567,589
7.183%,  (LIBOR 1M +
1.750%), 11/19/2026
d
563,423
AlixPartners, LLP, Term Loan
160,767
8.183%,  (LIBOR 1M +
2.750%), 2/4/2028
d
160,466
Allied Universal Holdco, LLC, Term
Loan
567,667
9.169%,  (LIBOR 1M +
3.750%), 5/14/2028
d
546,283
Principal
Amount Bank Loans (1.2%)
a
Value
Consumer Cyclical (0.2%) - continued
Alterra Mountain Company, Term
Loan
$ 178,636
8.933%,  (LIBOR 1M +
3.500%), 8/17/2028
d
$ 178,265
Arches Buyer, Inc., Term Loan
97,990
8.669%,  (LIBOR 1M +
3.250%), 12/6/2027
d
94,867
Caesars Entertainment, Inc., Term
Loan
349,125
8.669%,  (TSFR1M +
3.250%), 2/6/2030
d
348,888
Carnival Corporation, Term Loan
263,879
8.433%,  (LIBOR 1M +
3.000%), 6/30/2025
d
263,483
187,572
8.683%,  (LIBOR 1M +
3.250%), 10/18/2028
d
186,752
Cinemark USA, Inc., Term Loan
152,371
9.045%,  (TSFR1M +
3.750%), 5/24/2030
d
151,673
Clarios Global, LP, Term Loan
318,841
9.069%,  (TSFR1M +
3.750%), 5/4/2030
d
318,522
Crocs, Inc., Term Loan
139,808
8.896%,  (TSFR1M +
3.500%), 2/19/2029
d
139,939
Delta 2 Lux SARL, Term Loan
338,000
8.319%,  (TSFR1M +
3.000%), 1/15/2030
d
338,000
Ensemble RCM, LLC, Term Loan
128,666
9.219%,  (TSFR1M +
3.750%), 8/1/2026
b,c,d
128,465
Fertitta Entertainment, LLC/NV,
Term Loan
138,945
9.319%,  (TSFR1M +
4.000%), 1/27/2029
d
137,320
First Brands Group, LLC, Term
Loan
184,059
10.881%,  (TSFR6M +
5.000%), 3/30/2027
d
181,719
Go Daddy Operating Company,
LLC, Term Loan
223,875
7.819%,  (TSFR1M +
2.500%), 11/10/2029
d
224,070
Great Outdoors Group, LLC, Term
Loan
316,583
9.183%,  (LIBOR 1M +
3.750%), 3/5/2028
d
315,345
Harbor Freight Tools USA, Inc.,
Term Loan
280,834
8.183%,  (LIBOR 1M +
2.750%), 10/19/2027
d
278,054
Hilton Worldwide Finance, LLC,
Term Loan
342,000
7.148%,  (LIBOR 1M +
1.750%), 6/21/2026
d
341,487
IRB Holding Corporation, Term
Loan
326,347
8.419%,  (TSFR1M +
3.000%), 12/15/2027
d
324,389
Petco Health & Wellness
Company, Inc., Term Loan
148,468
8.754%,  (LIBOR 3M +
3.250%), 3/4/2028
d
147,868

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.2%)
a
Value
Consumer Cyclical (0.2%) - continued
PetSmart, LLC, Term Loan
$ 446,582
9.169%,  (LIBOR 1M +
3.750%), 2/12/2028
d
$ 445,863
Pilot Travel Centers, LLC, Term
Loan
382,114
7.419%,  (TSFR1M +
2.000%), 8/6/2028
d
381,365
Prime Security Services Borrower,
LLC, Term Loan
456,497
7.978%,  (LIBOR 1M +
2.750%), 9/23/2026
d
455,735
Scientific Games Holdings, LP,
Term Loan
232,245
8.768%,  (TSFR1M +
3.500%), 4/4/2029
d
229,163
Scientific Games International,
Inc., Term Loan
344,391
8.302%,  (TSFR1M +
3.000%), 4/14/2029
d
343,368
Staples, Inc., Term Loan
126,400
9.799%,  (LIBOR 3M +
4.500%), 9/12/2024
d
124,481
222,257
10.299%,  (LIBOR 3M +
5.000%), 4/12/2026
d
190,437
Stars Group Holdings BV, Term
Loan
133,977
7.754%,  (LIBOR 3M +
2.250%), 7/21/2026
d
133,810
Uber Technologies, Inc., Term
Loan
166,148
8.018%,  (TSFR1M +
2.750%), 3/3/2030
d
166,113
UFC Holdings, LLC, Term Loan
223,046
8.369%,  (LIBOR 3M +
2.750%), 4/29/2026
d
222,643
Total 8,062,256
Consumer Non-Cyclical (0.2%)
AI Aqua Merger Sub, Inc., Term
Loan
328,556
8.944%,  (TSFR1M +
3.750%), 7/30/2028
d
323,956
Alltech, Inc., Term Loan
138,445
9.433%,  (LIBOR 1M +
4.000%), 10/15/2028
d
133,427
Amneal Pharmaceuticals, LLC,
Term Loan
223,600
8.933%,  (LIBOR 1M +
3.500%), 5/4/2025
b,c,d
212,140
Bausch + Lomb Corporation, Term
Loan
357,293
8.592%,  (TSFR1M +
3.250%), 5/10/2027
d
348,675
Chobani, LLC, Term Loan
142,898
8.933%,  (LIBOR 1M +
3.500%), 10/23/2027
d
142,675
DaVita, Inc., Term Loan
114,673
7.183%,  (LIBOR 1M +
1.750%), 8/12/2026
d
113,230
Elanco Animal Health, Inc., Term
Loan
180,169
6.963%,  (LIBOR 1M +
1.750%), 8/1/2027
d
177,294
Principal
Amount Bank Loans (1.2%)
a
Value
Consumer Non-Cyclical (0.2%) - continued
Froneri U.S., Inc., Term Loan
$ 348,307
7.669%,  (LIBOR 3M +
2.250%), 1/31/2027
d
$ 346,527
Gainwell Acquisition Corporation,
Term Loan
499,041
9.342%,  (LIBOR 3M +
4.000%), 10/1/2027
d
490,183
ICON Luxembourg SARL, Term
Loan
392,018
7.754%,  (LIBOR 3M +
2.250%), 7/1/2028
d
392,151
Jazz Financing Lux SARL, Term
Loan
450,177
8.933%,  (LIBOR 1M +
3.500%), 5/5/2028
d
449,615
LifePoint Health, Inc., Term Loan
352,600
9.377%,  (LIBOR 3M +
3.750%), 11/16/2025
b,c,d
347,420
Medline Borrower, LP, Term Loan
826,721
8.683%,  (LIBOR 1M +
3.250%), 10/21/2028
d
817,702
Organon & Company, Term Loan
413,355
8.257%,  (LIBOR 1M +
3.000%), 6/2/2028
d
411,599
Packaging Coordinators Midco,
Inc., Term Loan
135,308
9.004%,  (LIBOR 3M +
3.500%), 11/30/2027
d
134,060
Phoenix Newco, Inc., Term Loan
317,069
8.683%,  (LIBOR 1M +
3.250%), 11/15/2028
b,c,d
315,550
PRA Health Sciences, Inc., Term
Loan
97,672
7.754%,  (LIBOR 3M +
2.250%), 7/1/2028
d
97,705
Reynolds Consumer Products,
LLC, Term Loan
271,593
7.169%,  (LIBOR 1M +
1.750%), 2/4/2027
d
270,963
Select Medical Corporation, Term
Loan
229,000
8.319%,  (TSFR1M +
3.100%), 3/6/2027
d
228,428
Sotera Health Holdings, LLC, Term
Loan
288,100
8.183%,  (LIBOR 3M +
2.750%), 12/11/2026
d
284,859
Total 6,038,159
Energy (<0.1%)
Buckeye Partners, LP, Term Loan
227,252
7.669%,  (LIBOR 1M +
2.250%), 11/1/2026
d
226,602
CQP Holdco, LP, Term Loan
456,506
8.919%,  (LIBOR 1M +
3.500%), 6/4/2028
d
456,032
GIP II Blue Holding, LP, Term Loan
108,294
9.933%,  (LIBOR 3M +
4.500%), 9/29/2028
d
108,480
GIP III Stetson I, LP, Term Loan
125,032
9.669%,  (LIBOR 1M +
4.250%), 7/18/2025
d
124,969

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.2%)
a
Value
Energy (<0.1%) - continued
Oryx Midstream Services Permian
Basin, LLC, Term Loan
$ 104,460
8.505%,  (LIBOR 3M +
3.250%), 10/5/2028
d
$ 104,395
Total 1,020,478
Financials (0.1%)
Acrisure, LLC, Term Loan
214,338
8.933%,  (LIBOR 1M +
3.500%), 2/15/2027
d
208,579
Alliant Holdings Intermediate, LLC,
Term Loan
89,316
8.722%,  (TSFR1M +
3.500%), 11/6/2027
d
89,093
AmWINS Group, Inc., Term Loan
344,353
7.683%,  (LIBOR 1M +
2.250%), 2/19/2028
d
342,848
Asurion, LLC, Term Loan
456,489
8.788%,  (LIBOR 3M +
3.250%), 12/23/2026
d
443,994
44,658
0.000%,  (TSFR1M +
4.350%), 8/19/2028
b,c,d
42,760
Edelman Financial Engines Center,
LLC, Term Loan
94,279
9.183%,  (LIBOR 1M +
3.750%), 4/7/2028
d
92,811
First Eagle Holdings, Inc., Term
Loan
93,255
8.038%,  (LIBOR 3M +
2.500%), 2/2/2027
d
91,915
FleetCor Technologies Operating
Company, LLC, Term  Loan
182,604
7.169%,  (LIBOR 1M +
1.750%), 4/30/2028
d
181,338
Focus Financial Partners, LLC,
Term Loan
157,208
8.569%,  (TSFR1M +
3.250%), 6/30/2028
d
156,733
Howden Group Holdings, Ltd.,
Term Loan
93,282
8.688%,  (LIBOR 1M +
3.250%), 11/12/2027
d
92,424
HUB International, Ltd., Term Loan
408,500
9.584%,  (TSFR1M +
4.250%), 6/20/2030
b,c,d
410,032
Hudson River Trading, LLC, Term
Loan
98,246
8.631%,  (TSFR1M +
3.000%), 3/18/2028
d
96,205
Jane Street Group, LLC, Term
Loan
183,588
8.183%,  (LIBOR 1M +
2.750%), 1/26/2028
d
182,956
Sedgwick Claims Management
Services, Inc., Term Loan
153,615
9.069%,  (TSFR1M +
3.750%), 2/24/2028
d
152,916
Trans Union, LLC, Term Loan
294,311
7.683%,  (LIBOR 1M +
2.250%), 12/1/2028
d
293,699
USI, Inc./NY, Term Loan
339,435
8.992%,  (TSFR1M +
3.750%), 11/22/2029
d
339,140
Principal
Amount Bank Loans (1.2%)
a
Value
Financials (0.1%) - continued
VFH Parent, LLC, Term Loan
$ 137,610
8.405%,  (TSFR1M +
3.000%), 1/13/2029
d
$ 136,647
Total 3,354,090
Technology (0.3%)
Amentum Government Services
Holdings, LLC, Term  Loan
227,278
9.222%,  (TSFR1M +
4.000%), 2/15/2029
d
219,323
AthenaHealth Group, Inc., Delayed
Draw
75,973
0.000%,  (TSFR1M +
3.500%), 2/15/2029
b,c,d
73,628
AthenaHealth Group, Inc., Term
Loan
616,879
8.805%,  (PRIME + 3.500%),
2/15/2029
b,c,d
597,836
Boxer Parent Company, Inc., Term
Loan
347,926
9.183%,  (LIBOR 1M +
3.750%), 10/2/2025
d
346,928
Central Parent, Inc., Term Loan
406,955
9.492%,  (TSFR3M +
4.250%), 7/6/2029
d
406,939
Cloud Software Group, Inc., Term
Loan
348,300
9.842%,  (TSFR3M +
4.500%), 3/30/2029
b,c,d
333,100
Coherent Corporation, Term Loan
209,913
8.183%,  (LIBOR 3M +
2.750%), 7/1/2029
d
209,441
CommScope, Inc., Term Loan
140,435
8.683%,  (LIBOR 1M +
3.250%), 4/4/2026
d
130,535
CoreLogic, Inc., Term Loan
179,089
8.933%,  (LIBOR 1M +
3.500%), 6/2/2028
d
164,230
Cornerstone OnDemand, Inc.,
Term Loan
250,100
9.254%,  (LIBOR 1M +
3.750%), 10/15/2028
d
230,640
Dcert Buyer, Inc., Term Loan
276,854
9.264%,  (LIBOR 6M +
4.000%), 10/16/2026
d
275,514
Dun & Bradstreet Corporation,
Term Loan
271,850
8.666%,  (TSFR1M +
3.250%), 2/8/2026
d
271,510
Entegris, Inc., Term Loan
199,882
8.014%,  (TSFR1M +
2.750%), 7/6/2029
d
200,076
Gen Digital, Inc., Term Loan
263,320
7.419%,  (TSFR1M +
2.000%), 9/12/2029
d
262,285
Genesys Cloud Services Holdings
II, LLC, Term Loan
227,252
9.433%,  (LIBOR 1M +
4.000%), 12/1/2027
d
226,827
Hyland Software, Inc., Term Loan
227,211
8.933%,  (LIBOR 1M +
3.500%), 7/1/2024
d
226,241

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.2%)
a
Value
Technology (0.3%) - continued
Informatica, LLC, Term Loan
$ 228,266
8.183%,  (LIBOR 1M +
2.750%), 10/29/2028
d
$ 226,698
Ingram Micro, Inc., Term Loan
169,286
9.038%,  (LIBOR 3M +
3.500%), 7/2/2028
d
168,609
Magenta Buyer, LLC, Term Loan
246,121
10.631%,  (LIBOR 3M +
5.000%), 7/27/2028
d
185,479
McAfee Corporation, Term Loan
469,444
8.963%,  (TSFR1M +
3.750%), 3/1/2029
d
453,346
Mitchell International, Inc., Term
Loan
285,829
9.183%,  (LIBOR 1M +
3.750%), 10/15/2028
d
281,064
MKS Instruments, Inc., Term Loan
410,895
8.155%,  (TSFR1M +
2.750%), 8/17/2029
d
409,740
Open Text Corporation, Term Loan
353,225
8.919%,  (TSFR1M +
3.500%), 1/31/2030
d
353,578
Peraton Corporation, Term Loan
710,007
9.169%,  (LIBOR 1M +
3.750%), 2/1/2028
d
703,354
Polaris Newco, LLC, Term Loan
410,864
9.538%,  (LIBOR 3M +
4.000%), 6/4/2028
d
387,305
Proofpoint, Inc., Term Loan
303,688
8.683%,  (LIBOR 1M +
3.250%), 8/31/2028
d
298,920
RealPage, Inc., Term Loan
232,227
8.433%,  (LIBOR 1M +
3.000%), 4/22/2028
d
227,945
SS&C Technologies, Inc., Term
Loan
30,459
7.183%,  (LIBOR 1M +
1.750%), 4/16/2025
d
30,431
24,964
7.183%,  (LIBOR 1M +
1.750%), 4/16/2025
d
24,941
158,508
7.183%,  (LIBOR 1M +
1.750%), 4/16/2025
d
158,331
Tempo Acquisition, LLC, Term
Loan
223,300
8.319%,  (TSFR1M +
3.000%), 8/31/2028
d
223,528
UKG, Inc., Term Loan
487,290
8.618%,  (LIBOR 2M +
3.250%), 5/3/2026
d
484,307
Verscend Holding Corporation,
Term Loan
335,357
9.433%,  (LIBOR 1M +
4.000%), 8/27/2025
d
334,797
Total 9,127,426
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
525,825
10.338%,  (LIBOR 3M +
4.750%), 4/20/2028
d
544,008
Air Canada, Term Loan
433,245
8.839%,  (LIBOR 3M +
3.500%), 8/11/2028
d
432,704
Principal
Amount Bank Loans (1.2%)
a
Value
Transportation (0.1%) - continued
Apple Bidco, LLC, Term Loan
$ 144,833
8.183%,  (TSFR1M +
2.750%), 9/23/2028
d
$ 143,617
Brown Group Holding, LLC, Term
Loan
183,499
7.919%,  (LIBOR 1M +
2.500%), 6/7/2028
d
181,816
Genesee & Wyoming, Inc., Term
Loan
228,231
7.342%,  (LIBOR 3M +
2.000%), 12/30/2026
d
227,946
Mileage Plus Holdings, LLC, Term
Loan
196,000
10.764%,  (LIBOR 3M +
5.250%), 6/20/2027
d
204,187
SkyMiles IP, Ltd., Term Loan
413,100
9.076%,  (LIBOR 3M +
3.750%), 10/20/2027
d
429,153
United Airlines, Inc., Term Loan
334,801
9.292%,  (LIBOR 3M +
3.750%), 4/21/2028
d
334,878
Total 2,498,309
Utilities (<0.1%)
PG&E Corporation, Term Loan
334,752
8.433%,  (LIBOR 1M +
3.000%), 6/23/2025
d
333,591
Total 333,591
Total Bank Loans
(cost $42,499,065) 42,505,032
Shares
Registered Investment
Companies ( 45.7% ) Value
U.S. Affiliated  (45.2%)
7,791,037 Thrivent Core Emerging Markets
Debt Fund 60,770,085
2,114,247 Thrivent Core Emerging Markets
Equity Fund 19,112,795
1,132,108 Thrivent Core International Equity
Fund 11,445,607
8,107,451 Thrivent Core Low Volatility Equity
Fund 95,262,548
4,570,038 Thrivent Core Mid Cap Value Fund 48,076,804
5,988,623 Thrivent Core Small Cap Value
Fund 58,269,300
2,787,922 Thrivent Global Stock Fund, Class
S 74,326,000
10,129,348 Thrivent High Yield Fund, Class S 41,429,032
15,271,519 Thrivent Income Fund, Class S 121,408,577
13,013,039 Thrivent International Allocation
Fund, Class S 132,863,129
17,688,709 Thrivent Large Cap Growth Fund,
Class S 299,292,952
10,940,628 Thrivent Large Cap Value Fund,
Class S 304,368,274
5,749,650 Thrivent Limited Maturity Bond
Fund, Class S 68,650,822
5,014,977 Thrivent Mid Cap Stock Fund,
Class S 174,320,609

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (45.7%) Value
U.S. Affiliated  (45.2%)- continued
1,596,231 Thrivent Small Cap Stock Fund,
Class S $ 46,514,169
Total 1,556,110,703
U.S. Unaffiliated  (0.5%)
11,150 Communication Services Select
Sector SPDR Fund 767,009
3,971 Invesco QQQ Trust Series 1
e
1,523,593
1,775 iShares Russell 2000 Growth ETF 450,921
11,429 SPDR Bloomberg High Yield Bond
ETF 1,060,040
23,547 SPDR S&P 500 ETF Trust 10,779,581
21,975 SPDR S&P Biotech ETF 1,852,273
1,712 SPDR S&P Oil & Gas Exploration
ETF 244,867
Total 16,678,284
Total Registered Investment
Companies (cost $1,194,057,393) 1,572,788,987
Shares Common Stock ( 21.7% ) Value
Communications Services (1.3%)
29,721 Alphabet, Inc., Class A
f
3,944,571
90,861 Alphabet, Inc., Class C
f
12,094,508
11,713 AMC Networks, Inc.
f
147,818
4,672 Bumble, Inc.
f
86,525
34 Cable One, Inc. 24,614
37,667 Cargurus, Inc.
f
853,534
111,419 Comcast Corporation 5,042,824
14,406 DISH Network Corporation
f
114,240
6,436 EchoStar Corporation
f
125,052
343 Electronic Arts, Inc. 46,768
10,776 Emerald Holding, Inc.
f
53,341
4,522 Entravision Communications
Corporation 21,615
11,716 Frontier Communications Parent,
Inc.
f
213,348
28,511 iHeartMedia, Inc.
f
134,857
7,548 Imax Corporation
f
138,959
3,135 Interpublic Group of Companies,
Inc. 107,311
547 Liberty Broadband Corporation,
Class C
f
48,754
17,980 Liberty Global plc, Class A
f
333,889
43,733 Liberty Global plc, Class C
f
864,164
12,473 Liberty Latin America, Ltd., Class
A
f
104,773
1,088 Liberty Latin America, Ltd., Class
C
f
9,052
2,383 Live Nation Entertainment, Inc.
f
209,108
152,945 Lumen Technologies, Inc. 273,772
1,780 Match Group, Inc.
f
82,788
23,535 Meta Platforms, Inc.
f
7,498,251
3,255 Netflix, Inc.
f
1,428,847
4,274 New York Times Company 174,208
577 Omnicom Group, Inc. 48,826
104,243 QuinStreet, Inc.
f
925,678
3,194 Shutterstock, Inc. 164,331
2,153 TechTarget, Inc.
f
69,929
9,012 Telephone and Data Systems, Inc. 72,276
7,911 Trade Desk, Inc.
f
721,958
2,157 Tripadvisor, Inc.
f
40,228
57,307 Verizon Communications, Inc. 1,953,023
22,676 Walt Disney Company
f
2,015,670
Shares Common Stock (21.7%) Value
Communications Services (1.3%) - continued
94,899 Warner Brothers Discovery, Inc.
f
$ 1,240,330
618 Windstream Services, LLC
f
5,871
313 Yelp, Inc.
f
14,101
29,816 Ziff Davis, Inc.
f
2,162,256
3,170 ZipRecruiter, Inc.
f
58,708
49,016 ZoomInfo Technologies, Inc.
f
1,253,339
Total 44,924,015
Consumer Discretionary (2.2%)
9,127 2U, Inc.
f
43,627
69,229 Amazon.com, Inc.
f
9,254,533
1,738 American Axle & Manufacturing
Holdings, Inc.
f
16,424
29,812 Aptiv plc
f
3,264,116
9,996 Autoliv, Inc. 1,008,896
68 AutoNation, Inc.
f
10,947
2,640 Beazer Homes USA, Inc.
f
88,783
1,233 Best Buy Company, Inc. 102,401
5,651 Bloomin' Brands, Inc. 151,842
1,302 Booking Holdings, Inc.
f
3,867,982
12,928 Boot Barn Holdings, Inc.
f
1,213,939
986 Boyd Gaming Corporation 67,364
2,006 Brunswick Corporation 173,138
5,672 Buckle, Inc. 207,368
6,774 Cedar Fair, LP 263,847
5,830 Cheesecake Factory, Inc. 214,427
1,165 Chegg, Inc.
f
11,801
1,060 Chipotle Mexican Grill, Inc.
f
2,080,017
99,739 Clarus Corporation 887,677
8,001 Container Store Group, Inc.
f
29,284
48,650 Cooper-Standard Holdings, Inc.
f
896,133
1,182 Crocs, Inc.
f
128,070
3,066 Culp, Inc.
f
17,476
12,062 D.R. Horton, Inc. 1,532,115
23,244 Dana, Inc. 441,171
10,753 Darden Restaurants, Inc. 1,816,397
2,144 Deckers Outdoor Corporation
f
1,165,671
10,449 Designer Brands, Inc.
e
103,968
2,481 Domino's Pizza, Inc. 984,312
760 Dorman Products, Inc.
f
64,364
3,436 eBay, Inc. 152,936
118,794 Everi Holdings, Inc.
f
1,762,903
13,933 Five Below, Inc.
f
2,902,801
60,962 Ford Motor Company 805,308
8,564 Fox Factory Holding Corporation
f
958,312
20,845 Gap, Inc. 214,703
30,046 General Motors Company 1,152,865
12,626 Gentex Corporation 423,981
35,209 Goodyear Tire & Rubber Company
f
566,161
1,504 Grand Canyon Education, Inc.
f
163,259
4,234 Green Brick Partners, Inc.
f
239,306
14,565 Harley-Davidson, Inc. 562,355
2,190 Hilton Grand Vacations, Inc.
f
101,835
11,689 Hilton Worldwide Holdings, Inc. 1,817,523
13,640 Home Depot, Inc. 4,553,578
4,694 Hyatt Hotels Corporation 593,087
1,536 KB Home 82,898
23,800 Laureate Education, Inc. 305,116
3,335 La-Z-Boy, Inc. 104,619
5,083 Lear Corporation 786,645
1,004 Lennar Corporation 127,337
13,046 Lowe's Companies, Inc. 3,056,286
381 Lululemon Athletica, Inc.
f
144,220
2,191 M/I Homes, Inc.
f
219,100
4,334 Macy's, Inc. 71,901

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (21.7%) Value
Consumer Discretionary (2.2%) - continued
234 Malibu Boats, Inc.
f
$ 14,028
2,871 MarineMax, Inc.
f
115,787
1,039 Marriott International, Inc./MD 209,681
151 Marriott Vacations Worldwide
Corporation 19,405
6,944 McDonald's Corporation 2,035,981
5,520 Meritage Homes Corporation 822,204
4,367 MGM Resorts International 221,713
692 Modine Manufacturing Company
f
25,992
8,293 Mohawk Industries, Inc.
f
881,878
18,129 Nordstrom, Inc.
e
418,961
253 NVR, Inc.
f
1,595,529
2,689 ODP Corporation
f
134,127
1,045 O'Reilly Automotive, Inc.
f
967,451
17,458 Papa John's International, Inc. 1,443,777
2,356 PENN Entertainment, Inc.
f
61,939
15,590 Planet Fitness, Inc.
f
1,052,949
5,914 Playa Hotels and Resorts NV
f
48,258
4,938 Polaris, Inc. 670,778
125 Pool Corporation 48,092
1,322 PulteGroup, Inc. 111,564
3,033 Ross Stores, Inc. 347,703
829 Royal Caribbean Cruises, Ltd.
f
90,452
8,081 SeaWorld Entertainment, Inc.
f
447,445
1,982 Six Flags Entertainment
Corporation
f
47,370
13,607 Skyline Champion Corporation
f
947,864
15,986 Sonos, Inc.
f
274,000
19,299 Sony Group Corporation ADR 1,806,386
58,669 Stoneridge, Inc.
f
1,199,194
808 Taylor Morrison Home Corporation
f
39,123
17,924 Tesla, Inc.
f
4,793,415
2,475 Texas Roadhouse, Inc. 276,086
95,195 ThredUp, Inc.
f
335,086
572 TopBuild Corporation
f
156,688
14,846 Travel + Leisure Company 604,678
556 Ulta Beauty, Inc.
f
247,309
7,427 Upbound Group, Inc. 257,197
99 Vail Resorts, Inc. 23,313
451 Visteon Corporation
f
69,495
8,748 Wendy's Company 187,995
4,462 Wingstop, Inc. 752,204
11,683 Wyndham Hotels & Resorts, Inc. 910,339
Total 76,690,561
Consumer Staples (1.1%)
29,839 Altria Group, Inc. 1,355,287
9,595 BJ's Wholesale Club Holdings,
Inc.
f
636,244
936 Boston Beer Company, Inc.
f
347,668
1,648 Cal-Maine Foods, Inc. 76,121
5,359 Casey's General Stores, Inc. 1,354,005
19,299 Celsius Holdings, Inc.
f
2,792,565
47,097 Coca-Cola Company 2,916,717
20,483 Colgate-Palmolive Company 1,562,034
123,869 Coty, Inc.
f
1,491,383
868 Darling Ingredients, Inc.
f
60,109
14,870 e.l.f. Beauty, Inc.
f
1,735,626
10,119 Flowers Foods, Inc. 250,041
1,280 Hain Celestial Group, Inc.
f
16,218
163 Hershey Company 37,704
18,212 Hormel Foods Corporation 744,507
678 Ingredion, Inc. 75,434
5,322 J & J Snack Foods Corporation 853,223
3,082 John B. Sanfilippo & Son, Inc. 335,661
Shares Common Stock (21.7%) Value
Consumer Staples (1.1%) - continued
11,737 Kimberly-Clark Corporation $ 1,515,247
7,635 Kroger Company 371,366
20,369 Lamb Weston Holdings, Inc. 2,110,839
9,111 Lancaster Colony Corporation 1,755,052
22,319 Mondelez International, Inc. 1,654,507
580 PepsiCo, Inc. 108,727
39,919 Philip Morris International, Inc. 3,980,723
7,531 Pilgrim's Pride Corporation
f
186,543
4,851 Post Holdings, Inc.
f
413,790
21,649 Primo Water Corporation 306,766
10,151 Procter & Gamble Company 1,586,601
104 Seneca Foods Corporation
f
4,011
23,735 Sysco Corporation 1,811,218
44,535 Turning Point Brands, Inc. 1,062,160
9,839 Tyson Foods, Inc. 548,229
13,364 US Foods Holding Corporation
f
571,044
29,185 Walmart, Inc. 4,665,514
Total 39,292,884
Energy (1.1%)
14,742 Antero Midstream Corporation 176,019
6,178 APA Corporation 250,147
54,442 BP plc ADR 2,030,687
4,096 Cactus, Inc. 207,995
2,719 California Resources Corporation 145,059
3,750 Cheniere Energy, Inc. 606,975
1,911 Chesapeake Energy Corporation 161,174
2,968 Chevron Corporation 485,743
1,407 Chord Energy Corporation 220,674
267 Civitas Resources, Inc. 19,988
11,234 Clean Energy Fuels Corporation
f
55,384
1,295 Comstock Resources, Inc. 16,511
24,830 ConocoPhillips 2,922,988
2,391 CVR Energy, Inc. 87,845
24,762 Devon Energy Corporation 1,337,148
74,585 Enterprise Products Partners, LP 1,977,248
1,689 Evolution Petroleum Corporation 15,775
33,036 Exxon Mobil Corporation 3,542,781
99 Gulfport Energy Corporation
f
10,143
81,230 Halliburton Company 3,174,468
1,267 Helmerich & Payne, Inc. 56,724
2,812 HF Sinclair Corporation 146,477
20,227 International Seaways, Inc. 867,536
37,515 Liberty Energy, Inc. 617,872
4,958 Magnolia Oil & Gas Corporation 109,820
5,156 Marathon Oil Corporation 135,448
24,411 Marathon Petroleum Corporation 3,247,151
25,586 Matador Resources Company 1,423,349
47,543 NOV, Inc. 954,663
628 ONEOK, Inc. 42,101
4,200 Ovintiv, Inc. 193,578
13,315 Par Pacific Holdings, Inc.
f
419,156
3,587 Patterson-UTI Energy, Inc. 56,818
9,022 PBF Energy, Inc. 428,004
5,146 Phillips 66 574,036
9,567 Pioneer Natural Resources
Company 2,158,985
48,333 ProPetro Holding Corporation
f
504,597
625 Range Resources Corporation 19,644
25,237 RPC, Inc. 209,972
9,421 SM Energy Company 341,888
2,338 Solaris Oilfield Infrastructure, Inc. 25,554
3,346 Southwestern Energy Company
f
21,682
32,301 Talos Energy, Inc.
f
516,816
190,235 TechnipFMC plc
f
3,488,910

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (21.7%) Value
Energy (1.1%) - continued
12,940 U.S. Silica Holdings, Inc.
f
$ 168,349
8,906 Valero Energy Corporation 1,148,072
20,567 Viper Energy Partners, LP 557,777
3,872 Williams Companies, Inc. 133,390
Total 36,013,121
Financials (3.2%)
31,957 AGNC Investment Corporation 325,642
9,955 Allstate Corporation 1,121,729
20,916 Ally Financial, Inc. 638,775
6,764 Amalgamated Financial
Corporation 135,009
2,084 Amerant Bancorp, Inc. 41,305
5,081 American Express Company 858,079
2,275 American Financial Group, Inc. 276,663
27,486 American International Group, Inc. 1,656,856
2,687 Ameriprise Financial, Inc. 936,285
1,119 Ameris Bancorp 48,844
5,033 Annaly Capital Management, Inc. 101,113
52 Apollo Global Management, Inc. 4,249
4,159 Arch Capital Group, Ltd.
f
323,113
7,213 Arthur J. Gallagher & Company 1,549,352
4,013 Artisan Partners Asset
Management, Inc. 166,499
11,797 Associated Banc-Corp 223,553
1,114 Assurant, Inc. 149,844
4,327 Assured Guaranty, Ltd. 258,668
320 Atlantic Union Bankshares
Corporation 10,234
433 Axos Financial, Inc.
f
20,351
6,668 Banc of California, Inc. 94,752
109,904 Bank of America Corporation 3,516,928
3,335 Bank of Hawaii Corporation 190,529
6,068 Bank of Marin Bancorp 127,307
7,089 Bank of N.T. Butterfield & Son, Ltd. 227,770
49,037 Bank of New York Mellon
Corporation 2,224,318
2,739 Bank OZK 119,776
2,978 BankFinancial Corporation 26,713
6,686 BankUnited, Inc. 199,510
4,310 Banner Corporation 205,199
958 BayCom Corporation 19,313
5,598 BCB Bancorp, Inc. 71,934
9,123 Berkshire Hathaway, Inc.
f
3,210,931
2,350 Berkshire Hills Bancorp, Inc. 53,603
1,251 BlackRock, Inc. 924,301
359 BOK Financial Corporation 31,980
16,584 Bridgewater Bancshares, Inc.
f
177,615
5,618 Brighthouse Financial, Inc.
f
292,866
3,656 Brookline Bancorp, Inc. 39,046
3,774 Business First Bancshares, Inc. 77,178
8,607 Byline Bancorp, Inc. 188,924
4,078 Cadence Bank 102,154
11,184 Capital One Financial Corporation 1,308,752
34,096 Carlyle Group, Inc. 1,215,522
545 Cathay General Bancorp 20,732
4,471 Cboe Global Markets, Inc. 624,509
17,664 Central Pacific Financial
Corporation 322,191
513 Central Valley Community Bancorp 8,772
18,503 Charles Schwab Corporation 1,223,048
7,847 Chubb, Ltd. 1,604,005
12,099 Citigroup, Inc. 576,638
10,348 Citizens Financial Group, Inc. 333,826
4,751 CNB Financial Corporation 92,454
Shares Common Stock (21.7%) Value
Financials (3.2%) - continued
24,752 Columbia Banking System, Inc. $ 553,207
34,706 Comerica, Inc. 1,872,736
3,570 Commerce Bancshares, Inc. 189,853
893 Community Bank System, Inc. 48,070
7,213 Community Trust Bancorp, Inc. 276,835
6,455 ConnectOne Bancorp, Inc. 132,134
1,850 CrossFirst Bankshares, Inc.
f
21,590
1,888 Cullen/Frost Bankers, Inc. 204,999
3,884 Customers Bancorp, Inc.
f
163,050
10,368 CVB Financial Corporation 195,644
10,436 Dime Community Bancshares, Inc. 233,766
10,220 Discover Financial Services 1,078,721
4,813 Eagle Bancorp, Inc. 133,320
6,345 East West Bancorp, Inc. 394,722
13,443 Eastern Bankshares, Inc. 189,815
7,046 Ellington Residential Mortgage
REIT 51,295
2,317 Employers Holdings, Inc. 89,506
4,338 Enova International, Inc.
f
238,980
2,119 Enterprise Financial Services
Corporation 86,879
2,286 Equity Bancshares, Inc. 62,088
189 Erie Indemnity Company 41,950
2,271 Euronet Worldwide, Inc.
f
199,553
9,295 F.N.B. Corporation 118,883
2,198 FactSet Research Systems, Inc. 956,218
32,208 Federated Hermes, Inc. 1,089,597
2,845 Fidelity National Information
Services, Inc. 171,781
2,145 Fifth Third Bancorp 62,420
6,278 Financial Institutions, Inc. 120,412
3,322 First Bancorp/Puerto Rico 49,332
58 First Citizens BancShares, Inc./NC 83,015
1,548 First Commonwealth Financial
Corporation 22,353
416 First Financial Bancorp 9,605
3,178 First Financial Bankshares, Inc. 103,571
2,999 First Financial Corporation 114,592
22,224 First Foundation, Inc. 162,457
1,287 First Hawaiian, Inc. 26,628
809 First Horizon Corporation 11,027
2,879 First Internet Bancorp 64,893
1,229 First Interstate BancSystem, Inc. 35,309
2,198 First Merchants Corporation 70,600
892 First Mid-Illinois Bancshares, Inc. 27,304
6,914 First of Long Island Corporation 96,381
6,161 Fiserv, Inc.
f
777,580
424 Five Star Bancorp 10,464
835 FleetCor Technologies, Inc.
f
207,840
7,818 Flushing Financial Corporation 123,368
1,581 Flywire Corporation
f
53,975
16,949 Fulton Financial Corporation 242,371
15,490 Genworth Financial, Inc.
f
90,771
8,944 Glacier Bancorp, Inc. 292,469
966 Global Life, Inc. 108,356
2,735 Global Payments, Inc. 301,534
4,761 Great Southern Bancorp, Inc. 263,426
3,553 Green Dot Corporation
f
69,461
12,185 Hamilton Lane, Inc. 1,077,520
2,285 Hancock Whitney Corporation 100,563
19,199 Hanmi Financial Corporation 364,781
3,269 Hanover Insurance Group, Inc. 370,966
3,084 Hartford Financial Services Group,
Inc. 221,678
18,109 Heartland Financial USA, Inc. 621,863

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (21.7%) Value
Financials (3.2%) - continued
16,456 Heritage Commerce Corporation $ 157,978
11,224 Heritage Financial Corporation 210,562
4,872 Home BancShares, Inc. 118,438
11,713 HomeStreet, Inc. 107,760
6,664 Hometrust Bancshares, Inc. 162,002
34,479 Hope Bancorp, Inc. 374,442
10,095 Horizon Bancorp, Inc. 125,077
17,562 Houlihan Lokey, Inc. 1,753,566
3,976 Huntington Bancshares, Inc. 48,666
3,014 Independent Bank Corporation 181,594
7,536 Independent Bank Corporation/MI 155,694
19,294 Intercontinental Exchange, Inc. 2,214,951
656 International Bancshares
Corporation 32,564
13,873 Invesco Mortgage Capital, Inc. 166,615
10,852 Invesco, Ltd. 182,314
39,532 J.P. Morgan Chase & Company 6,244,475
659 Jack Henry & Associates, Inc. 110,429
28,833 Janus Henderson Group plc 846,249
15,825 KeyCorp 194,806
12,009 Kinsale Capital Group, Inc. 4,474,914
14,535 Loews Corporation 910,618
11,310 M&T Bank Corporation 1,581,817
1,520 Marsh & McLennan Companies,
Inc. 286,398
12,509 Mastercard, Inc. 4,932,049
1,363 Mercantile Bank Corporation 47,869
22,838 MetLife, Inc. 1,438,109
4,800 Metropolitan Bank Holding
Corporation
f
217,392
20,842 MFA Financial, Inc. 234,681
58,916 MGIC Investment Corporation 986,254
652 Mid Penn Bancorp, Inc. 15,322
6,388 Midland States Bancorp, Inc. 149,671
10,915 MidWestOne Financial Group, Inc. 267,745
12,838 Morgan Stanley 1,175,447
14,547 Mr. Cooper Group, Inc.
f
843,290
3,622 MSCI, Inc. 1,985,146
902 MVB Financial Corporation 23,082
26,690 Nasdaq, Inc. 1,347,578
12,118 Navient Corporation 230,727
23,861 New York Community Bancorp,
Inc. 330,952
32,634 NMI Holdings, Inc.
f
871,654
353 Northrim BanCorp, Inc. 16,873
23,955 NU Holdings, Ltd./Cayman Islands
f
190,682
7,970 OceanFirst Financial Corporation 148,481
3,960 OFG Bancorp 132,620
7,543 Old National Bancorp 128,457
6,236 Old Republic International
Corporation 171,927
2,534 Old Second Bancorp, Inc. 40,519
17,132 OneMain Holdings, Inc. 779,163
947 Pacific Premier Bancorp, Inc. 24,186
15,632 PacWest Bancorp 145,378
68,757 PayPal Holdings, Inc.
f
5,213,156
1,862 PCB Bancorp 30,388
1,490 PennyMac Financial Services, Inc. 112,093
2,115 Pinnacle Financial Partners, Inc. 160,529
480 PNC Financial Services Group,
Inc. 65,707
8,132 Popular, Inc. 589,977
6,369 Premier Financial Corporation 137,953
565 PROG Holdings, Inc.
f
22,928
2,620 Prosperity Bancshares, Inc. 165,898
1,705 Prudential Financial, Inc. 164,515
Shares Common Stock (21.7%) Value
Financials (3.2%) - continued
20,573 Radian Group, Inc. $ 554,031
20,554 Raymond James Financial, Inc. 2,262,379
2,811 Regions Financial Corporation 57,260
39 Reinsurance Group of America,
Inc. 5,474
81,523 Rithm Capital Corporation 821,752
13,690 RLI Corporation 1,826,383
1,237 S&T Bancorp, Inc. 39,064
5,946 Sandy Spring Bancorp, Inc. 145,499
5,402 Seacoast Banking Corporation of
Florida 133,483
8,409 SEI Investments Company 529,683
3,942 Shore Bancshares, Inc. 46,910
1,155 Simmons First National
Corporation 23,319
864 SmartFinancial, Inc. 21,704
832 South Plains Financial, Inc. 22,339
491 Southern First Bancshares, Inc.
f
14,818
2,242 SouthState Corporation 174,136
2,971 Synchrony Financial 102,618
9,672 Synovus Financial Corporation 327,881
1,320 T. Rowe Price Group, Inc. 162,703
2,938 Territorial Bancorp, Inc. 34,771
13,173 TPG, Inc. 387,681
12,122 Tradeweb Markets, Inc. 991,458
28,581 Triumph Financial, Inc.
f
2,026,679
1,172 Truist Financial Corporation 38,934
5,288 TrustCo Bank Corporation NY 160,702
4,679 Trustmark Corporation 122,871
15,284 Two Harbors Investment
Corporation 204,958
1,483 U.S. Bancorp 58,845
1,557 UMB Financial Corporation 110,547
3,293 United Bankshares, Inc. 110,118
1,917 United Community Banks, Inc. 55,727
6,129 Univest Financial Corporation 119,516
26,232 Unum Group 1,275,138
9,833 Valley National Bancorp 100,887
7,953 Veritex Holdings, Inc. 171,069
23,029 Virtu Financial, Inc. 427,418
1,523 Visa, Inc. 362,063
4,035 Voya Financial, Inc. 299,639
1,681 W.R. Berkley Corporation 103,701
1,139 Walker & Dunlop, Inc. 103,626
6,307 Washington Federal, Inc. 195,769
80 Webster Financial Corporation 3,786
92,825 Wells Fargo & Company 4,284,802
1,941 Westamerica Bancorporation 95,478
44,933 Western Alliance Bancorp 2,334,269
89,824 Western Union Company 1,094,056
646 WEX, Inc.
f
122,320
100 Willis Towers Watson plc 21,133
1,609 Wintrust Financial Corporation 135,735
600 WSFS Financial Corporation 26,250
20,952 Zions Bancorp NA 801,414
Total 111,286,459
Health Care (3.1%)
3,144 10X Genomics, Inc.
f
198,009
19,748 Abbott Laboratories 2,198,545
5,702 ACADIA Pharmaceuticals, Inc.
f
166,726
4,287 Adaptive Biotechnologies
Corporation
f
36,182
11,578 Agilent Technologies, Inc. 1,409,853
70,682 Agiliti, Inc.
f
1,213,610

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (21.7%) Value
Health Care (3.1%) - continued
4,521 Agios Pharmaceuticals, Inc.
f
$ 119,897
9,968 Aldeyra Therapeutics, Inc.
f
80,890
860 Align Technology, Inc.
f
324,985
31,719 Alkermes plc
f
928,732
125 Alnylam Pharmaceuticals, Inc.
f
24,425
424 AmerisourceBergen Corporation 79,246
3,411 Amgen, Inc. 798,686
6,874 Amicus Therapeutics, Inc.
f
93,624
551 AMN Healthcare Services, Inc.
f
59,040
5,271 Amphastar Pharmaceuticals, Inc.
f
319,897
3,003 Anika Therapeutics, Inc.
f
70,060
4,596 Apellis Pharmaceuticals, Inc.
f
118,347
4,589 Argenx SE ADR
f
2,315,059
6,885 Arrowhead Research Corporation
f
237,670
7,648 Ascendis Pharma AS ADR
f
689,467
12,554 AstraZeneca plc ADR 900,122
3,224 Avanos Medical, Inc.
f
78,891
96,523 Avantor, Inc.
f
1,985,478
15,164 Azenta, Inc.
f
712,405
37,101 Baxter International, Inc. 1,678,078
6,100 Biogen, Inc.
f
1,648,159
25,411 BioLife Solutions, Inc.
f
505,171
155 BioMarin Pharmaceutical, Inc.
f
13,629
888 Bio-Rad Laboratories, Inc.
f
359,960
20,552 Bio-Techne Corporation 1,714,037
867 Blueprint Medicines Corporation
f
57,222
1,159 Bristol-Myers Squibb Company 72,078
1,277 Cardinal Health, Inc. 116,807
3,179 Centene Corporation
f
216,458
3,080 Charles River Laboratories
International, Inc.
f
645,383
7,294 Cigna Group 2,152,459
5,346 Codexis, Inc.
f
19,246
7,958 Community Health Systems, Inc.
f
34,936
3,357 Cooper Companies, Inc. 1,313,460
1,165 CRISPR Therapeutics AG
f
66,789
13,422 CVS Health Corporation 1,002,489
7,717 Danaher Corporation 1,968,298
10,883 Deciphera Pharmaceuticals, Inc.
f
147,138
5,121 Dentsply Sirona, Inc. 212,624
18,289 Dexcom, Inc.
f
2,278,078
18,328 Dynavax Technologies
Corporation
f
256,409
15,949 Edwards Lifesciences Corporation
f
1,308,934
88,607 Elanco Animal Health, Inc.
f
1,069,487
4,950 Elevance Health, Inc. 2,334,569
611 Eli Lilly & Company 277,730
1,729 Enanta Pharmaceuticals, Inc.
f
32,799
32,320 Enovis Corporation
f
2,065,248
2,002 Exact Sciences Corporation
f
195,275
26,825 Gilead Sciences, Inc. 2,042,456
2,672 Globus Medical, Inc.
f
161,041
39,396 Halozyme Therapeutics, Inc.
f
1,692,452
5,362 HCA Healthcare, Inc. 1,462,807
7,994 Hologic, Inc.
f
634,883
100 IDEXX Laboratories, Inc.
f
55,473
14,324 Immunocore Holdings plc ADR
f
945,098
21,940 InMode, Ltd.
f
941,445
8,755 Inspire Medical Systems, Inc.
f
2,519,777
5,332 Insulet Corporation
f
1,475,631
3,351 Intuitive Surgical, Inc.
f
1,087,064
1,404 Jazz Pharmaceuticals, Inc.
f
183,110
33,728 Johnson & Johnson 5,650,452
1,735 Kiniksa Pharmaceuticals, Ltd.
f
32,687
5,734 Kura Oncology, Inc.
f
59,863
Shares Common Stock (21.7%) Value
Health Care (3.1%) - continued
10,458 Laboratory Corporation of America
Holdings $ 2,237,280
19,623 Lantheus Holdings, Inc.
f
1,697,193
129 Ligand Pharmaceuticals, Inc.
f
8,634
2,955 LivaNova plc
f
172,720
161,674 Maravai LifeSciences Holdings,
Inc.
f
1,828,533
599 Masimo Corporation
f
73,258
2,732 Medpace Holdings, Inc.
f
691,660
38,151 Medtronic plc 3,348,132
47,850 Merck & Company, Inc. 5,103,203
820 Moderna, Inc.
f
96,481
2,572 Molina Healthcare, Inc.
f
783,148
4,191 Myriad Genetics, Inc.
f
93,669
16,883 Natera, Inc.
f
763,449
4,120 National HealthCare Corporation 243,162
2,628 Novo Nordisk AS ADR 423,371
4,022 OraSure Technologies, Inc.
f
18,984
4,976 Pacira Pharmaceuticals, Inc.
f
180,878
5,364 Pediatrix Medical Group, Inc.
f
73,648
50,997 Pfizer, Inc. 1,838,952
30,310 Phreesia, Inc.
f
961,433
47,789 POINT Biopharma Global, Inc.
e,f
427,234
75,166 Progyny, Inc.
f
3,138,932
5,678 Qiagen NV
f
265,844
1,312 QuidelOrtho Corporation
f
114,616
60,505 R1 RCM, Inc.
f
1,045,526
11,810 Repligen Corporation
f
2,026,124
35,880 Revance Therapeutics, Inc.
f
847,844
1,472 Royalty Pharma PLC 46,191
3,959 Sarepta Therapeutics, Inc.
f
429,116
52,985 scPharmaceuticals, Inc.
f
446,664
3,777 Sensus Healthcare, Inc.
f
11,331
4,259 ShockWave Medical, Inc.
f
1,109,895
6,331 Stevanato Group SPA 197,717
1,279 Teleflex, Inc. 321,246
4,945 Thermo Fisher Scientific, Inc. 2,713,124
3,831 Ultragenyx Pharmaceutical, Inc.
f
165,193
4,384 uniQure NV
f
45,462
6,805 UnitedHealth Group, Inc. 3,445,848
3,184 Vanda Pharmaceuticals, Inc.
f
18,404
6,268 Veeva Systems, Inc.
f
1,280,051
11,742 Veracyte, Inc.
f
322,318
18,894 Vericel Corporation
f
678,672
1,725 Vertex Pharmaceuticals, Inc.
f
607,787
21,453 Viatris, Inc. 225,900
20,719 Viemed Healthcare, Inc.
f
175,076
19,602 Vor BioPharma, Inc.
e,f
59,198
4,685 Waters Corporation
f
1,294,044
865 West Pharmaceutical Services,
Inc. 318,355
3,048 Zentalis Pharmaceuticals, Inc.
f
81,412
13,021 Zimmer Biomet Holdings, Inc. 1,798,851
23,205 Zoetis, Inc. 4,364,628
Total 106,527,426
Industrials (3.0%)
5,777 3M Company 644,135
120 A.O. Smith Corporation 8,716
5,452 Acuity Brands, Inc. 900,888
12,786 Advanced Drainage Systems, Inc. 1,559,764
5,251 AGCO Corporation 698,908
23,482 Air Lease Corporation 994,228
18,655 Alaska Air Group, Inc.
f
907,193
29,344 American Airlines Group, Inc.
f
491,512

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (21.7%) Value
Industrials (3.0%) - continued
1,026 American Woodmark Corporation
f
$ 78,633
13,586 AMETEK, Inc. 2,154,740
829 Apogee Enterprises, Inc. 41,060
4,946 Armstrong World Industries, Inc. 382,623
30,475 ASGN, Inc.
f
2,325,852
977 Atkore International Group, Inc.
f
155,021
607 Axon Enterprise, Inc.
f
112,859
4,310 AZZ, Inc. 191,062
53,260 Badger Infrastructure Solutions,
Ltd. 1,296,512
8,419 Barnes Group, Inc. 330,867
1,739 Beacon Roofing Supply, Inc.
f
148,980
5,552 Builders FirstSource, Inc.
f
801,875
7,527 Carlisle Companies, Inc. 2,086,484
818 Caterpillar, Inc. 216,909
15,726 Chart Industries, Inc.
f
2,864,648
4,645 Cimpress plc
f
322,827
3,716 Cintas Corporation 1,865,581
100,127 CNH Industrial NV 1,437,824
294 Columbus McKinnon Corporation 12,448
20,276 Conduent Incorporated
f
70,155
8,226 Crane Company 770,694
2,239 CSW Industrials, Inc. 404,251
95,437 CSX Corporation 3,179,961
4,908 Curtiss-Wright Corporation 939,195
2,202 Daseke, Inc.
f
17,132
3,068 Deere & Company 1,318,013
42,992 Delta Air Lines, Inc. 1,988,810
4,298 Donaldson Company, Inc. 270,043
24 Dover Corporation 3,503
86,488 Driven Brands Holdings, Inc.
f
2,237,445
3,108 Eaton Corporation plc 638,135
5,040 EMCOR Group, Inc. 1,083,802
181 Equifax, Inc. 36,938
12,300 ExlService Holdings, Inc.
f
1,733,685
9,506 Expeditors International of
Washington, Inc. 1,210,114
23,268 Fastenal Company 1,363,737
11,486 Ferguson plc 1,856,367
62,365 First Advantage Corporation
f
935,475
1,503 Flowserve Corporation 56,753
8,545 Fluor Corporation
f
264,724
1,548 Forrester Research, Inc.
f
49,335
7,308 Fortune Brands Innovations, Inc. 519,380
15,501 Forward Air Corporation 1,842,139
707 Gates Industrial Corporation plc
f
9,629
1,668 Genco Shipping & Trading, Ltd. 24,186
8,664 General Dynamics Corporation 1,937,097
4,513 Gibraltar Industries, Inc.
f
291,856
127 GMS, Inc.
f
9,359
520 Gorman-Rupp Company 16,484
6,422 Greenbrier Companies, Inc. 296,632
1,488 Heidrick & Struggles International,
Inc. 40,578
20,164 Helios Technologies, Inc. 1,274,365
2,567 Herc Holdings, Inc. 343,542
8,195 Hillman Solutions Corporation
f
80,639
5,772 Honeywell International, Inc. 1,120,518
55,841 Howmet Aerospace, Inc. 2,855,709
1,531 Hubbell, Inc. 477,672
1,285 IDEX Corporation 290,166
3,815 Interface, Inc. 37,273
82,513 Janus International Group, Inc.
f
942,298
84 JB Hunt Transport Services, Inc. 17,131
20,175 JetBlue Airways Corporation
f
156,760
Shares Common Stock (21.7%) Value
Industrials (3.0%) - continued
18,016 Johnson Controls International plc $ 1,253,013
6,595 Kennametal, Inc. 201,016
142 Knight-Swift Transportation
Holdings, Inc. 8,626
8,324 L3Harris Technologies, Inc. 1,577,315
15,602 Lincoln Electric Holdings, Inc. 3,131,477
4,933 ManpowerGroup, Inc. 389,115
7,308 Masterbrand, Inc.
f
90,254
2,565 Matson, Inc. 239,725
4,708 Maximus, Inc. 394,342
15,882 Middleby Corporation
f
2,411,682
6,555 Miller Industries, Inc. 248,697
1,864 Moog, Inc. 196,540
3,764 MSC Industrial Direct Company,
Inc. 379,863
1,640 MYR Group, Inc.
f
233,798
288 National Presto Industries, Inc. 22,553
1,978 Northrop Grumman Corporation 880,210
8,806 nVent Electric plc 465,661
3,818 Old Dominion Freight Line, Inc. 1,601,613
19,072 Oshkosh Corporation 1,755,959
12,410 Owens Corning, Inc. 1,737,276
6,212 PACCAR, Inc. 535,040
5,974 Parker-Hannifin Corporation 2,449,400
516 Paycom Software, Inc. 190,280
574 Paylocity Holding Corporation
f
130,212
32,747 Pentair plc 2,275,916
974 Quanta Services, Inc. 196,378
30,972 RB Global, Inc. 1,997,075
10,270 Regal Rexnord Corporation 1,603,969
1,854 Republic Services, Inc. 280,158
3,917 Resideo Technologies, Inc.
f
73,326
4,589 Saia, Inc.
f
1,941,789
10,288 Schneider National, Inc. 316,973
6,405 Simpson Manufacturing Company,
Inc. 1,011,990
9,007 SkyWest, Inc.
f
396,218
384 Snap-On, Inc. 104,617
8,752 Southwest Airlines Company 298,968
6,626 Standex International Corporation 984,425
1,101 Sterling Construction Company,
Inc.
f
66,049
4,035 Tennant Company 323,768
5,827 Terex Corporation 341,637
3,402 Textron, Inc. 264,574
16,136 Timken Company 1,498,389
3,251 Titan International, Inc.
f
40,605
3,028 Titan Machinery, Inc.
f
96,654
1,736 Trane Technologies plc 346,228
17,360 TransUnion 1,383,418
5,117 Trex Company, Inc.
f
353,789
656 TriNet Group, Inc.
f
69,031
28,623 Uber Technologies, Inc.
f
1,415,694
66 UniFirst Corporation/MA 10,712
6,558 Union Pacific Corporation 1,521,587
13,581 United Parcel Service, Inc. 2,541,412
5,212 United Rentals, Inc. 2,421,912
776 Valmont Industries, Inc. 205,446
6,461 Wabash National Corporation 152,996
40,742 WillScot Mobile Mini Holdings
Corporation
f
1,953,579
Total 103,056,778
Information Technology (4.4%)
16,442 8x8, Inc.
f
77,935

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (21.7%) Value
Information Technology (4.4%) - continued
6,515 Adobe, Inc.
f
$ 3,558,298
9,020 Advanced Micro Devices, Inc.
f
1,031,888
1,072 Alarm.com Holdings, Inc.
f
59,185
2,091 Alpha and Omega Semiconductor,
Ltd.
f
68,752
7,171 Alteryx, Inc.
f
297,310
1,017 American Software, Inc. 11,726
6,482 Amkor Technology, Inc. 188,561
28,624 Amphenol Corporation 2,527,785
518 ANSYS, Inc.
f
177,208
84,738 Apple, Inc. 16,646,780
14,357 Applied Materials, Inc. 2,176,378
6,443 Arista Networks, Inc.
f
999,245
8,088 Arrow Electronics, Inc.
f
1,152,864
5,632 Autodesk, Inc.
f
1,193,928
7,406 BILL Holdings, Inc.
f
928,268
332 Broadcom, Inc. 298,352
2,003 Cadence Design Systems, Inc.
f
468,722
57,382 Calix, Inc.
f
2,588,502
418 CDW Corporation 78,195
8,616 Ciena Corporation
f
363,595
151,209 Cisco Systems, Inc. 7,868,916
41,161 Cognex Corporation 2,248,214
135 Cognizant Technology Solutions
Corporation 8,914
7,729 Cohu, Inc.
f
337,371
20,030 CommScope Holding Company,
Inc.
f
90,135
874 Corning, Inc. 29,664
12,137 Crane NXT Company 717,904
1,697 Datadog, Inc.
f
198,074
16,368 Descartes Systems Group, Inc.
f
1,274,576
18,335 DocuSign, Inc.
f
986,790
9,660 Dolby Laboratories, Inc. 855,973
62,145 Dropbox, Inc.
f
1,674,808
928 Elastic NV
f
61,666
9,965 Entegris, Inc. 1,093,260
3,493 EPAM Systems, Inc.
f
827,177
30 Fair Isaac Corporation
f
25,139
30,557 Five9, Inc.
f
2,681,377
43,784 Flex, Ltd.
f
1,197,930
1,743 FormFactor, Inc.
f
64,770
8,869 Fortinet, Inc.
f
689,299
21,823 Gen Digital, Inc. 424,457
17,133 Gilat Satellite Networks, Ltd.
f
106,739
57 GoDaddy, Inc.
f
4,394
73,338 Grid Dynamics Holdings, Inc.
f
764,182
32,147 Guidewire Software, Inc.
f
2,726,709
42,548 Hackett Group, Inc. 989,241
12,608 Hewlett Packard Enterprise
Company 219,127
117 HP, Inc. 3,841
1,971 HubSpot, Inc.
f
1,144,264
909 Insight Enterprises, Inc.
f
133,341
2,878 IPG Photonics Corporation
f
378,313
55,332 Juniper Networks, Inc. 1,538,230
2,439 Keysight Technologies, Inc.
f
392,874
2,321 KLA Corporation 1,192,878
18,313 Knowles Corporation
f
334,578
2,391 Lam Research Corporation 1,717,910
32,689 Lattice Semiconductor
Corporation
f
2,972,738
3,286 Littelfuse, Inc. 1,000,916
8,504 LiveRamp Holding, Inc.
f
242,704
1,253 Marvell Technology, Inc. 81,608
Shares Common Stock (21.7%) Value
Information Technology (4.4%) - continued
573 MaxLinear, Inc.
f
$ 14,136
14,871 Microchip Technology, Inc. 1,396,982
64,497 Microsoft Corporation 21,665,832
3,441 Monolithic Power Systems, Inc. 1,925,205
205 Motorola Solutions, Inc. 58,759
4,938 NCR Corporation
f
132,733
870 NICE, Ltd. ADR
f
189,529
12,161 Nova, Ltd.
f
1,507,234
19,081 NVIDIA Corporation 8,916,360
2,220 ON Semiconductor Corporation
f
239,205
325 OSI Systems, Inc.
f
38,750
6,243 PagerDuty, Inc.
f
161,819
9,066 Palo Alto Networks, Inc.
f
2,266,137
4,040 Plexus Corporation
f
397,900
10,339 PTC, Inc.
f
1,507,530
7,345 Q2 Holdings, Inc.
f
260,527
1,173 Qorvo, Inc.
f
129,053
38,194 QUALCOMM, Inc. 5,048,101
427 Qualys, Inc.
f
59,268
7,864 Rackspace Technology, Inc.
f
18,244
4,329 RingCentral, Inc.
f
179,047
1,274 Roper Industries, Inc. 628,146
15,897 Salesforce, Inc.
f
3,576,984
46,549 Samsung Electronics Company,
Ltd. 2,548,682
1,095 Sanmina Corporation
f
67,299
3,116 ServiceNow, Inc.
f
1,816,628
2,710 Skyworks Solutions, Inc. 309,943
9,022 Splunk, Inc.
f
977,353
3,287 Sprinklr, Inc.
f
46,149
62,823 Sprout Social, Inc.
f
3,589,706
4,445 Synopsys, Inc.
f
2,008,251
295 Teledyne Technologies, Inc.
f
113,436
6,388 Teradata Corporation
f
363,158
79 Teradyne, Inc. 8,922
20,963 Texas Instruments, Inc. 3,773,340
2,572 Trimble, Inc.
f
138,374
126,744 TTM Technologies, Inc.
f
1,820,044
6,096 Tyler Technologies, Inc.
f
2,417,856
12,373 Unisys Corporation
f
67,309
4,538 Universal Display Corporation 662,003
8,397 Upland Software, Inc.
f
33,168
33,553 Varonis Systems, Inc.
f
962,971
4,055 Verint Systems, Inc.
f
151,535
5,235 VeriSign, Inc.
f
1,104,323
14,063 Viavi Solutions, Inc.
f
152,865
15,058 Vishay Intertechnology, Inc. 423,883
16,353 Vontier Corporation 505,798
987 Western Digital Corporation
f
42,007
15,844 Wolfspeed, Inc.
f
1,044,120
20,622 Workiva, Inc.
f
2,171,290
2,875 Xerox Holdings Corporation 45,942
12,200 Yext, Inc.
f
118,584
91 Zebra Technologies Corporation
f
28,024
2,766 Zoom Video Communications, Inc.
f
202,886
Total 152,227,808
Materials (0.8%)
632 Albemarle Corporation 134,161
336 Alcoa Corporation 12,160
6,709 AptarGroup, Inc. 814,875
1,880 Avery Dennison Corporation 345,939
50,534 Axalta Coating Systems, Ltd.
f
1,617,088
4,247 Ball Corporation 249,256
1,964 Berry Plastics Group, Inc. 128,780

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (21.7%) Value
Materials (0.8%) - continued
3,884 Carpenter Technology Corporation $ 232,496
5,673 Celanese Corporation 711,337
28,275 CF Industries Holdings, Inc. 2,320,812
23,372 Cleveland-Cliffs, Inc.
f
412,516
5,944 Commercial Metals Company 340,116
3,735 Eagle Materials, Inc. 688,622
14,939 Eastman Chemical Company 1,278,480
237 Hawkins, Inc. 11,080
12,010 Huntsman Corporation 357,538
8,350 Ingevity Corporation
f
534,567
4,199 Innospec, Inc. 449,881
22,487 Ivanhoe Mines, Ltd.
f
238,402
2,095 Kaiser Aluminum Corporation 170,114
3,874 Linde plc 1,513,456
7,146 LSB Industries, Inc.
f
79,821
11,387 LyondellBasell Industries NV 1,125,719
2,492 Martin Marietta Materials, Inc. 1,112,578
4,052 Mercer International, Inc. 36,063
1,329 Myers Industries, Inc. 26,062
4,632 Newmont Corporation 198,805
15,270 Nucor Corporation 2,627,814
8,043 O-I Glass, Inc.
f
184,667
4,484 Orion SA 98,289
2,794 PPG Industries, Inc. 402,057
146,646 Ranpak Holdings Corporation
f
940,001
363 Reliance Steel & Aluminum
Company 106,308
14,870 RPM International, Inc. 1,536,220
3,103 Ryerson Holding Corporation 131,846
4,264 Schnitzer Steel Industries, Inc. 154,399
9,913 SSR Mining, Inc. 144,333
5,068 Steel Dynamics, Inc. 540,147
23,786 Summit Materials, Inc.
f
860,578
10,548 SunCoke Energy, Inc. 93,666
3,929 TimkenSteel Corporation
f
91,546
1,449 TriMas Corporation 37,326
2,099 Trinseo plc 36,984
80,724 Tronox Holdings plc 1,072,822
2,190 United States Lime & Minerals, Inc. 450,286
23,624 United States Steel Corporation 602,412
6,734 Vulcan Materials Company 1,484,847
5,545 WestRock Company 184,593
Total 26,921,865
Real Estate (0.9%)
43,813 Agree Realty Corporation 2,838,206
1,105 Alexandria Real Estate Equities,
Inc. 138,876
17,030 Apartment Income REIT
Corporation 588,216
10,872 AvalonBay Communities, Inc. 2,051,003
5,086 Camden Property Trust 554,832
3,701 CareTrust REIT, Inc. 76,944
18,766 CBRE Group, Inc.
f
1,563,395
2,710 Centerspace 168,372
6,917 Chatham Lodging Trust 66,403
30,000 CubeSmart 1,300,800
38,475 Cushman and Wakefield plc
f
378,209
1,088 Digital Realty Trust, Inc. 135,587
7,095 DigitalBridge Group, Inc. 113,662
1,280 EastGroup Properties, Inc. 226,790
9,391 Elme Communities 152,604
16,684 EPR Properties 744,774
54,446 Equity Commonwealth 1,066,597
11,174 Equity Residential 736,814
Shares Common Stock (21.7%) Value
Real Estate (0.9%) - continued
9,766 Essential Properties Realty Trust,
Inc. $ 239,755
710 Essex Property Trust, Inc. 172,921
4,555 Extra Space Storage, Inc. 635,741
13,414 First Industrial Realty Trust, Inc. 693,504
6,471 FirstService Corporation 1,013,553
19,539 Four Corners Property Trust, Inc. 513,876
4,274 Getty Realty Corporation 138,136
86,054 Healthcare Realty Trust, Inc. 1,680,635
82,959 Host Hotels & Resorts, Inc. 1,526,446
2,914 Howard Hughes Corporation
f
246,029
13,886 Independence Realty Trust, Inc. 236,617
4,660 Kennedy-Wilson Holdings, Inc. 76,890
1,758 LTC Properties, Inc. 58,998
36,263 LXP Industrial Trust 365,168
7,750 Mid-America Apartment
Communities, Inc. 1,159,865
30,736 National Storage Affiliates Trust 1,038,569
18,969 NetSTREIT Corporation 339,355
10,888 NNN REIT, Inc. 464,700
17,689 Pebblebrook Hotel Trust 273,295
6,134 Public Storage 1,728,255
2,933 Realty Income Corporation 178,825
9,971 Regency Centers Corporation 653,400
23,190 Rexford Industrial Realty, Inc. 1,277,537
1,641 RMR Group, Inc. 38,695
23,242 Sabra Health Care REIT, Inc. 301,914
7,668 SBA Communications Corporation 1,678,909
42,437 Service Properties Trust 360,290
3,371 Terreno Realty Corporation 200,035
24,247 UDR, Inc. 991,217
1,796 Welltower, Inc. 147,541
5,282 Zillow Group, Inc.
f
281,108
Total 31,613,863
Utilities (0.6%)
1,738 AES Corporation 37,593
3,180 Alliant Energy Corporation 170,893
3,524 Artesian Resources Corporation 160,554
1,852 Avista Corporation 71,561
10,475 Black Hills Corporation 631,957
5,443 CenterPoint Energy, Inc. 163,780
210 Clearway Energy, Inc. 5,181
4,904 Consolidated Water Company,
Ltd.
e
95,922
22,288 Constellation Energy Corporation 2,154,135
14,776 Duke Energy Corporation 1,383,329
5,746 Edison International 413,482
20,247 Entergy Corporation 2,079,367
21,094 Evergy, Inc. 1,265,007
960 NextEra Energy Partners, LP
e
52,272
113,598 NiSource, Inc. 3,162,568
19,837 NorthWestern Corporation 1,120,195
41,868 OGE Energy Corporation 1,513,528
3,931 PG&E Corporation
f
69,225
12,326 Pinnacle West Capital Corporation 1,020,839
14,771 Portland General Electric
Company 704,134
20,038 Public Service Enterprise Group,
Inc. 1,264,799
10,608 Sempra 1,580,804
2,956 Spire, Inc. 187,913
6,551 UGI Corporation 176,812

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (21.7%) Value
Utilities (0.6%) - continued
634 Vistra Energy Corporation $ 17,790
Total 19,503,640
Total Common Stock
(cost $600,145,744) 748,058,420
Principal
Amount Long-Term Fixed Income ( 19.8% ) Value
Asset-Backed Securities (0.8%)
510 Asset Backed Trust
$ 850,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
g,h
727,345
720 East CLO I, Ltd.
900,000
8.576%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
d,g
905,754
300,000
9.576%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
d,g
302,401
Access Group, Inc.
28,719
5.684%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
d,g
27,983
Affirm Asset Securitization Trust
350,000
6.610%,  1/18/2028, Ser.
2023-A, Class 1A
g
347,192
AMSR Trust
1,000,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
g
841,866
1,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
g
1,307,024
600,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
g
525,220
Ares XL CLO, Ltd.
875,000
8.370%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
d,g
849,569
Bankers Healthcare Group
Securitization Trust
350,018
5.280%,  10/17/2035, Ser.
2022-C, Class A
g
346,320
Business Jet Securities, LLC
217,888
2.981%,  11/15/2035, Ser.
2020-1A, Class A
g
203,727
CarVal CLO II, Ltd.
500,000
7.588%,  (TSFR3M +
2.262%), 4/20/2032, Ser.
2019-1A, Class CR
d,g
485,520
CarVal CLO VII-C, Ltd.
700,000
8.076%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
d,g
701,558
CarVal CLO VIII-C, Ltd.
550,000
7.646%,  (TSFR3M +
2.300%), 10/22/2035, Ser.
2022-2A, Class A
d,g
553,634
375,000
8.346%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
d,g
377,463
CMFT Net Lease Master Issuer,
LLC
550,680
2.090%,  7/20/2051, Ser.
2021-1, Class A1
g
446,054
Principal
Amount Long-Term Fixed Income (19.8%) Value
Asset-Backed Securities (0.8%) - continued
Commonbond Student Loan Trust
$ 29,666
5.913%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
d,g
$ 28,876
Dryden 36 Senior Loan Fund
700,000
7.620%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
d,g
673,129
FirstKey Homes Trust
2,000,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
g
1,884,937
Foundation Finance Trust
361,437
1.270%,  5/15/2041, Ser.
2021-1A, Class A
g
321,893
FRTKL Trust
1,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
g
908,488
GSAA Home Equity Trust
1,534,801
4.469%,  8/25/2034, Ser.
2004-10, Class M2
d,h
1,388,303
Harley Marine Financing, LLC
1,951,774
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,950,332
Home Partners of America Trust
1,060,163
2.302%,  12/17/2026, Ser.
2021-2, Class B
g
938,477
862,461
2.078%,  9/17/2041, Ser.
2021-1, Class C
g
708,441
Laurel Road Prime Student Loan
Trust
371,285
5.259%,  11/25/2043, Ser.
2018-D, Class A
d,g
344,589
Longfellow Place CLO, Ltd.
425,000
7.870%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
d,g
423,150
Marlette Funding Trust
254,405
5.180%,  11/15/2032, Ser.
2022-3A, Class A
g
252,940
Mercury Financial Credit Card
Master Trust
1,100,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
g
1,047,934
National Collegiate Trust
210,503
5.708%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
d,g
203,120
Oak Street Investment
667,447
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
g
595,154
Pretium Mortgage Credit Partners,
LLC
507,590
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
g,h
480,861
302,762
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
g,h
285,955
Progress Residential Trust
500,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
g
444,553
1,500,000
1.855%,  7/17/2038, Ser.
2021-SFR6, Class C
g
1,310,136
Tricon Residential Trust
725,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
g
647,477

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.8%) Value
Asset-Backed Securities (0.8%) - continued
Upstart Securitization Trust
$ 438,168
6.590%,  2/20/2033, Ser.
2023-1, Class A
g
$ 436,789
VCAT Asset Securitization, LLC
425,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
g,h
386,712
Vericrest Opportunity Loan
Transferee
456,826
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
g,h
422,696
700,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
g,h
568,004
775,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
g,h
631,573
650,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
g,h
483,622
550,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
g,h
422,668
317,657
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
g,h
289,618
375,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
g,h
307,411
375,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
g,h
306,143
Wind River CLO, Ltd.
625,000
7.188%,  (TSFR3M +
1.862%), 7/20/2030, Ser.
2013-1A, Class A2RR
d,g
621,879
525,000
7.588%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
d,g
512,919
Total 29,177,409
Basic Materials (0.1%)
Alcoa Nederland Holding BV
165,000 5.500%,  12/15/2027
g
160,026
Anglo American Capital plc
300,000 3.875%,  3/16/2029
g
273,699
Cascades, Inc./Cascades USA,
Inc.
180,000 5.125%,  1/15/2026
g
172,805
Chemours Company
140,000 5.750%,  11/15/2028
g
128,452
Cleveland-Cliffs, Inc.
180,000 5.875%,  6/1/2027
e
176,731
80,000 4.625%,  3/1/2029
g
73,253
Consolidated Energy Finance SA
253,000 5.625%,  10/15/2028
g
218,397
EIDP, Inc.
227,000 4.500%,  5/15/2026 222,873
First Quantum Minerals, Ltd.
303,000 6.875%,  10/15/2027
g
297,916
FMC Corporation
230,000 5.150%,  5/18/2026 227,330
Glencore Funding, LLC
228,000 3.375%,  9/23/2051
g
151,210
325,000 4.000%,  3/27/2027
g
311,000
Hecla Mining Company
110,000 7.250%,  2/15/2028 108,905
Hudbay Minerals, Inc.
130,000 4.500%,  4/1/2026
g
123,276
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
128,000 9.000%,  7/1/2028
g
116,991
Principal
Amount Long-Term Fixed Income (19.8%) Value
Basic Materials (0.1%) - continued
International Flavors & Fragrances,
Inc.
$ 272,000 1.230%,  10/1/2025
g
$ 244,901
Methanex Corporation
162,000 4.250%,  12/1/2024 158,008
Mosaic Company
285,000 4.050%,  11/15/2027 273,691
Novelis Corporation
90,000 3.250%,  11/15/2026
g
81,781
70,000 4.750%,  1/30/2030
g
62,913
90,000 3.875%,  8/15/2031
g
74,943
Nutrien, Ltd.
113,000 4.900%,  3/27/2028 111,289
OCI NV
101,000 4.625%,  10/15/2025
g
97,300
Olin Corporation
291,000 5.125%,  9/15/2027 278,167
15,000 5.625%,  8/1/2029 14,522
SCIL IV, LLC/SCIL USA Holdings,
LLC
178,000 5.375%,  11/1/2026
g
163,610
SPCM SA
147,000 3.375%,  3/15/2030
g
121,771
SunCoke Energy, Inc.
164,000 4.875%,  6/30/2029
g
141,222
Taseko Mines, Ltd.
125,000 7.000%,  2/15/2026
e,g
115,631
Unifrax Escrow Issuer Corporation
138,000 5.250%,  9/30/2028
g
102,810
United States Steel Corporation
184,000 6.875%,  3/1/2029 181,745
Total 4,987,168
Capital Goods (0.4%)
Advanced Drainage Systems, Inc.
178,000 6.375%,  6/15/2030
g
176,203
AECOM
265,000 5.125%,  3/15/2027 255,819
Amsted Industries, Inc.
240,000 5.625%,  7/1/2027
g
232,800
15,000 4.625%,  5/15/2030
g
13,311
ARD Finance SA
55,000 6.500%,  6/30/2027
g
44,687
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
210,000 5.250%,  8/15/2027
g
180,234
34,000 5.250%,  8/15/2027
g
29,181
Boeing Company
460,000 5.930%,  5/1/2060 459,450
327,000 5.040%,  5/1/2027 324,326
544,000 5.705%,  5/1/2040 543,748
Bombardier, Inc.
75,000 7.125%,  6/15/2026
g
74,408
186,000 7.875%,  4/15/2027
g
185,408
120,000 6.000%,  2/15/2028
g
112,823
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
g
130,883
Canpack SA/Canpack US, LLC
220,000 3.125%,  11/1/2025
g
203,871
Carrier Global Corporation
256,000 3.577%,  4/5/2050 189,910
320,000 2.700%,  2/15/2031 270,574

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.8%) Value
Capital Goods (0.4%) - continued
Chart Industries, Inc.
$ 173,000 7.500%,  1/1/2030
g
$ 177,299
Clean Harbors, Inc.
229,000 6.375%,  2/1/2031
g
230,095
Clydesdale Acquisition Holdings,
Inc.
23,000 6.625%,  4/15/2029
g
22,004
46,000 8.750%,  4/15/2030
g
41,700
CNH Industrial NV
210,000 3.850%,  11/15/2027 198,623
Cornerstone Building Brands, Inc.
119,000 6.125%,  1/15/2029
g
98,472
Covanta Holding Corporation
90,000 4.875%,  12/1/2029
g
79,480
CP Atlas Buyer, Inc.
120,000 7.000%,  12/1/2028
e,g
99,026
Crown Cork & Seal Company, Inc.
148,000 7.375%,  12/15/2026 154,660
Emerald Debt Merger Sub, LLC
174,000 6.625%,  12/15/2030
g
172,912
GFL Environmental, Inc.
116,000 4.000%,  8/1/2028
g
103,813
250,000 3.500%,  9/1/2028
g
222,477
H&E Equipment Services, Inc.
258,000 3.875%,  12/15/2028
g
226,699
Herc Holdings, Inc.
110,000 5.500%,  7/15/2027
g
105,704
Howmet Aerospace, Inc.
378,000 3.000%,  1/15/2029 329,972
343,000 5.950%,  2/1/2037 348,724
Ingersoll-Rand Luxembourg
Finance SA
232,000 3.500%,  3/21/2026 221,944
JELD-WEN, Inc.
23,000 6.250%,  5/15/2025
g
23,292
60,000 4.625%,  12/15/2025
g
58,583
John Deere Capital Corporation
186,000 4.950%,  7/14/2028 187,369
228,000 4.350%,  9/15/2032 222,077
Lockheed Martin Corporation
304,000 4.500%,  5/15/2036 291,217
78,000 6.150%,  9/1/2036 86,189
Mauser Packaging Solutions
Holding Company
140,000 9.250%,  4/15/2027
g
130,067
MIWD Holdco II, LLC
93,000 5.500%,  2/1/2030
g
78,585
Mueller Water Products, Inc.
97,000 4.000%,  6/15/2029
g
86,430
Nesco Holdings II, Inc.
170,000 5.500%,  4/15/2029
g
154,615
New Enterprise Stone and Lime
Company, Inc.
196,000 5.250%,  7/15/2028
g
182,280
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 446,970
OI European Group BV
243,000 4.750%,  2/15/2030
g
219,467
Owens-Brockway Glass Container,
Inc.
93,000 6.625%,  5/13/2027
g
92,472
Pactiv Evergreen Group
120,000 4.375%,  10/15/2028
g
106,079
Principal
Amount Long-Term Fixed Income (19.8%) Value
Capital Goods (0.4%) - continued
Parker-Hannifin Corporation
$ 570,000 4.500%,  9/15/2029 $ 554,428
PGT Innovations, Inc.
156,000 4.375%,  10/1/2029
g
144,712
Regal Rexnord Corporation
284,000 6.050%,  2/15/2026
g
283,909
Republic Services, Inc.
235,000 2.900%,  7/1/2026 221,118
Roller Bearing Company of
America, Inc.
131,000 4.375%,  10/15/2029
g
116,754
RTX Corporation
331,000 4.125%,  11/16/2028 317,817
375,000 4.450%,  11/16/2038 341,546
300,000 3.750%,  11/1/2046 234,860
Sealed Air Corporation
144,000 6.125%,  2/1/2028
g
143,353
Silgan Holdings, Inc.
69,000 4.125%,  2/1/2028 62,692
SRM Escrow Issuer, LLC
240,000 6.000%,  11/1/2028
g
228,771
Textron, Inc.
338,000 3.375%,  3/1/2028 308,972
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
115,000 7.750%,  4/15/2026
g
106,816
TransDigm, Inc.
138,000 6.250%,  3/15/2026
g
137,257
584,000 5.500%,  11/15/2027 553,524
Triumph Group, Inc.
148,000 9.000%,  3/15/2028
g
152,016
United Rentals North America, Inc.
180,000 4.875%,  1/15/2028 171,738
170,000 4.000%,  7/15/2030 150,347
Waste Management, Inc.
239,000 4.875%,  2/15/2034
c
236,198
Waste Pro USA, Inc.
105,000 5.500%,  2/15/2026
g
99,487
WESCO Distribution, Inc.
200,000 7.250%,  6/15/2028
g
203,956
Total 13,397,203
Collateralized Mortgage Obligations (1.0%)
Alternative Loan Trust
112,732
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 63,684
Arroyo Mortgage Trust
1,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
g,h
868,705
BINOM Securitization Trust
490,832
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
d,g
418,089
CHL Mortgage Pass-Through Trust
1,299,065
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 717,581
CHNGE Mortgage Trust
882,781
7.100%,  7/25/2058, Ser.
2023-3, Class A1
g,h
879,234
1,023,549
6.000%,  10/25/2057, Ser.
2022-4, Class A1
g,h
995,324
Citicorp Mortgage Securities, Inc.
404,632
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 355,186

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.8%) Value
Collateralized Mortgage Obligations (1.0%) -
continued
COLT Mortgage Loan Trust
$ 949,914
1.726%,  11/25/2066, Ser.
2021-5, Class A1
d,g
$ 789,817
Countrywide Alternative Loan Trust
132,502
3.167%,  10/25/2035, Ser.
2005-43, Class 4A1
d
109,824
597,712
7.000%,  10/25/2037, Ser.
2007-24, Class A10 219,750
Countrywide Home Loans, Inc.
150,097
5.750%,  4/25/2037, Ser.
2007-3, Class A27 71,751
Credit Suisse Mortgage Trust
550,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
d,g
480,291
850,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
d,g
754,198
517,384
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
d,g
506,225
488,228
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
d,g
399,105
1,606,263
3.496%,  2/25/2060, Ser.
2020-RPL2, Class A12
d,g
1,619,371
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
63,724
6.000%,  8/25/2023, Ser.
2006-AR5, Class 23A 33,788
Federal Home Loan Mortgage
Corporation - REMIC
1,629,496
4.000%,  1/25/2051, Ser.
5249, Class LA 1,555,044
7,670
4.000%,  7/15/2031, Ser.
4104, Class KI
i
12
223,995
3.000%,  2/15/2033, Ser.
4170, Class IG
i
19,189
614,080
3.000%,  3/15/2033, Ser.
4180, Class PI
i
62,758
1,368,081
4.500%,  10/15/2033, Ser.
2695, Class BH 1,329,175
1,100,000
2.500%,  12/15/2048, Ser.
5094, Class BC 865,626
Federal National Mortgage
Association - REMIC
1,602,867
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,545,035
915,528
4.000%,  7/25/2052, Ser.
2022-37, Class PE 869,887
660,781
3.000%,  12/25/2027, Ser.
2012-137, Class AI
i
25,428
2,364,539
5.250%,  7/25/2039, Ser.
2022-72, Class CB 2,344,042
1,368,048
4.500%,  1/25/2046, Ser.
2022-68, Class BA 1,329,226
Flagstar Mortgage Trust
530,215
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
d,g
454,241
GCAT Trust
740,272
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
d,g
626,800
GS Mortgage-Backed Securities
Trust
1,093,134
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
d,g
912,639
Principal
Amount Long-Term Fixed Income (19.8%) Value
Collateralized Mortgage Obligations (1.0%) -
continued
GSR Mortgage Loan Trust
$ 684,008
4.151%,  9/25/2034, Ser.
2004-11, Class 2A2
d
$ 654,382
J.P. Morgan Mortgage Trust
924,113
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
d,g
741,492
715,671
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
d,g
563,023
LHOME Mortgage Trust
391,742
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
d,g
387,342
350,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
g,h
343,535
Mello Mortgage Capital
Acceptance
985,818
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
d,g
791,004
Merrill Lynch Alternative Note
Asset Trust
146,329
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 57,840
New Residential Mortgage Loan
Trust
1,949,783
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
d,g
1,564,473
New York Mortgage Trust
982,741
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
g,h
967,423
Onslow Bay Financial, LLC
575,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
d,g
490,263
Palisades Mortgage Loan Trust
1,450,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
g,h
1,390,363
Preston Ridge Partners Mortgage
Trust, LLC
561,891
2.115%,  1/25/2026, Ser.
2021-1, Class A1
d,g
525,082
Residential Accredit Loans, Inc.
Trust
181,334
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 152,868
ROC Securities Trust Series
900,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
d,g
866,198
Toorak Mortgage Corporation, Ltd.
907,899
2.240%,  6/25/2024, Ser.
2021-1, Class A1
g,h
881,361
TRK Trust
730,606
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
d,g
601,182
Vericrest Opportunity Loan
Transferee
455,843
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
g,h
428,250
Verus Securitization Trust
388,973
2.286%,  11/25/2066, Ser.
2021-8, Class A2
d,g
320,392
Total 32,947,498

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.8%) Value
Commercial Mortgage-Backed Securities (0.9%)
BANK 2022-BNK39
$ 3,988,131
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,i
$ 110,909
BANK5 2023-5YR2
833,000
7.379%,  6/15/2028, Ser.
2023-5YR2, Class AS
d
858,924
BBCMS Mortgage Trust
2,265,933
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
d,i
93,304
900,000
5.451%,  4/15/2056, Ser.
2023-C19, Class A5 910,661
6,987,483
1.151%,  9/15/2055, Ser.
2022-C17, Class XA
d,i
546,416
5,589,134
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
d,i
498,323
Benchmark Mortgage Trust
1,080,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 886,279
BFLD Trust
325,000
7.037%,  (TSFR1M +
1.814%), 10/15/2035, Ser.
2020-EYP, Class B
d,g
195,000
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
3,000,000
3.000%,  6/25/2032, Ser.
K147, Class A2
d,j
2,642,098
2,000,000
3.500%,  7/25/2032, Ser.
K148, Class A2
d,j
1,832,351
3,000,000
3.530%,  8/25/2032, Ser.
K149, Class A2
j
2,760,176
2,000,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
d,j
1,861,517
3,000,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
d,j
2,809,246
3,800,000
3.780%,  11/25/2032, Ser.
K-152, Class A2
d,j
3,552,617
3,500,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
d,j
3,281,922
1,175,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
d,j
1,148,572
2,500,000
4.200%,  5/25/2033, Ser.
K-157, Class A2
j
2,415,641
MIRA Trust
1,000,000
6.755%,  6/10/2038, Ser.
2023-MILE, Class A
g
994,571
Morgan Stanley Capital I Trust
5,940,274
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
d,i
560,534
MSWF Commercial Mortgage Trust
620,000
5.752%,  5/15/2033, Ser.
2023-1, Class A5 637,822
SCOTT Trust
1,000,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
g
985,921
Total 29,582,804
Communications Services (0.6%)
Activision Blizzard, Inc.
456,000 2.500%,  9/15/2050 296,818
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
137,000 10.500%,  2/15/2028
g
77,748
Principal
Amount Long-Term Fixed Income (19.8%) Value
Communications Services (0.6%) - continued
Altice Financing SA
$ 100,000 5.750%,  8/15/2029
g
$ 74,992
Altice France SA/France
110,000 8.125%,  2/1/2027
g
89,978
81,000 5.125%,  7/15/2029
g
56,726
175,000 5.500%,  10/15/2029
g
124,251
AMC Networks, Inc.
70,000 5.000%,  4/1/2024 68,906
223,000 4.250%,  2/15/2029 123,854
American Tower Corporation
100,000 3.375%,  10/15/2026 94,065
165,000 5.500%,  3/15/2028 165,763
275,000 2.900%,  1/15/2030 236,717
205,000 5.650%,  3/15/2033 206,952
AT&T, Inc.
342,000 3.650%,  6/1/2051 241,687
502,000 3.500%,  9/15/2053 340,467
215,000 2.300%,  6/1/2027 192,576
442,000 4.350%,  3/1/2029 420,848
230,000 5.400%,  2/15/2034 226,274
300,000 4.900%,  8/15/2037 275,526
CCO Holdings, LLC/CCO Holdings
Capital Corporation
138,000 5.500%,  5/1/2026
g
134,730
220,000 5.125%,  5/1/2027
g
206,404
100,000 5.000%,  2/1/2028
g
92,413
18,000 6.375%,  9/1/2029
g
17,211
185,000 4.750%,  3/1/2030
g
160,352
40,000 4.500%,  8/15/2030
g
33,892
99,000 4.250%,  2/1/2031
g
81,387
362,000 4.750%,  2/1/2032
g
298,871
150,000 4.250%,  1/15/2034
g
115,293
Cengage Learning, Inc.
7,000 9.500%,  6/15/2024
g
7,020
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
341,000 4.200%,  3/15/2028 319,429
650,000 3.500%,  6/1/2041 438,627
Clear Channel Worldwide
Holdings, Inc.
274,000 5.125%,  8/15/2027
g
251,601
Comcast Corporation
341,000 5.350%,  5/15/2053 342,446
285,000 2.887%,  11/1/2051 189,585
284,000 4.250%,  10/15/2030 272,753
130,000 4.400%,  8/15/2035 122,157
546,000 4.750%,  3/1/2044 500,565
Connect Finco SARL/Connect US
Finco, LLC
89,000 6.750%,  10/1/2026
g
85,326
CSC Holdings, LLC
60,000 5.375%,  2/1/2028
g
50,104
237,000 6.500%,  2/1/2029
g
201,240
354,000 4.125%,  12/1/2030
g
255,951
Deutsche Telekom International
Finance BV
569,000 8.750%,  6/15/2030 673,365
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
208,000 5.875%,  8/15/2027
g
187,767
Discovery Communications, LLC
390,000 4.900%,  3/11/2026 383,974

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.8%) Value
Communications Services (0.6%) - continued
DISH DBS Corporation
$ 60,000 5.875%,  11/15/2024 $ 54,777
60,000 5.250%,  12/1/2026
g
49,140
60,000 7.375%,  7/1/2028 33,750
95,000 5.750%,  12/1/2028
g
73,104
91,000 5.125%,  6/1/2029 45,728
DISH Network Corporation
111,000 11.750%,  11/15/2027
g
111,730
Frontier Communications
Holdings, LLC
164,000 5.875%,  10/15/2027
g
150,212
70,000 6.750%,  5/1/2029
g
54,117
43,000 8.750%,  5/15/2030
g
41,486
GCI, LLC
150,000 4.750%,  10/15/2028
g
130,384
Gray Escrow II, Inc.
196,000 5.375%,  11/15/2031
g
136,768
Gray Television, Inc.
235,000 4.750%,  10/15/2030
g
165,337
Hughes Satellite Systems
Corporation
200,000 6.625%,  8/1/2026 180,574
Iliad Holding SASU
214,000 6.500%,  10/15/2026
g
205,089
Lamar Media Corporation
94,000 3.625%,  1/15/2031 78,691
LCPR Senior Secured Financing
DAC
130,000 6.750%,  10/15/2027
g
121,588
Level 3 Financing, Inc.
108,000 4.625%,  9/15/2027
g
82,043
300,000 4.250%,  7/1/2028
g
212,324
83,000 10.500%,  5/15/2030
g
85,977
McGraw-Hill Education, Inc.
128,000 5.750%,  8/1/2028
g
112,384
Meta Platforms, Inc.
170,000 5.600%,  5/15/2053 175,047
227,000 4.800%,  5/15/2030 227,743
456,000 3.850%,  8/15/2032 424,356
Netflix, Inc.
150,000 5.875%,  11/15/2028 154,535
272,000 5.375%,  11/15/2029
g
272,390
300,000 4.875%,  6/15/2030
e,g
293,036
News Corporation
166,000 3.875%,  5/15/2029
g
146,591
NTT Finance Corporation
398,000 4.372%,  7/27/2027
g
387,841
Omnicom Group, Inc.
156,000 3.600%,  4/15/2026 149,757
210,000 4.200%,  6/1/2030 195,989
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
98,000 6.250%,  6/15/2025
g
96,758
70,000 4.625%,  3/15/2030
g
58,562
Playtika Holding Corporation
146,000 4.250%,  3/15/2029
g
128,850
Radiate Holdco, LLC/Radiate
Finance, Inc.
145,000 6.500%,  9/15/2028
g
86,920
Scripps Escrow II, Inc.
65,000 3.875%,  1/15/2029
g
54,042
Principal
Amount Long-Term Fixed Income (19.8%) Value
Communications Services (0.6%) - continued
Sirius XM Radio, Inc.
$ 215,000 5.000%,  8/1/2027
g
$ 199,754
105,000 4.000%,  7/15/2028
g
91,359
125,000 4.125%,  7/1/2030
g
102,946
Sprint Capital Corporation
783,000 8.750%,  3/15/2032 943,422
Take-Two Interactive Software, Inc.
224,000 4.950%,  3/28/2028 221,803
TEGNA, Inc.
246,000 4.625%,  3/15/2028 220,170
Telecom Italia Capital SA
53,000 6.000%,  9/30/2034 42,871
Telecom Italia SPA/Milano
72,000 5.303%,  5/30/2024
g
70,587
Telesat Canada/Telesat, LLC
80,000 4.875%,  6/1/2027
g
46,914
45,000 6.500%,  10/15/2027
g
18,000
T-Mobile USA, Inc.
569,000 3.600%,  11/15/2060 392,801
300,000 4.375%,  4/15/2040 264,711
United States Cellular Corporation
140,000 6.700%,  12/15/2033 121,450
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
224,000 4.750%,  4/15/2028
g
186,864
Univision Communications, Inc.
179,000 6.625%,  6/1/2027
g
174,161
Verizon Communications, Inc.
342,000 3.000%,  11/20/2060 207,240
994,000 2.650%,  11/20/2040 679,206
500,000 3.400%,  3/22/2041 379,905
VTR Finance NV
190,000 6.375%,  7/15/2028
g
80,543
VZ Secured Financing BV
235,000 5.000%,  1/15/2032
g
190,966
Walt Disney Company
457,000 3.600%,  1/13/2051 353,125
Warnermedia Holdings, Inc.
399,000 5.141%,  3/15/2052 324,320
343,000 4.054%,  3/15/2029 314,765
343,000 5.050%,  3/15/2042 285,157
WMG Acquisition Corporation
34,000 3.750%,  12/1/2029
g
29,690
116,000 3.000%,  2/15/2031
g
94,831
YPSO Finance BIS SA
74,000 10.500%,  5/15/2027
g
31,313
Total 19,783,105
Consumer Cyclical (0.6%)
1011778 B.C., ULC/New Red
Finance, Inc.
210,000 4.375%,  1/15/2028
g
194,037
Adient Global Holdings, Ltd.
93,000 4.875%,  8/15/2026
g
89,289
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
75,000 6.625%,  7/15/2026
g
71,619
100,000 6.000%,  6/1/2029
g
76,282
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
255,000 4.625%,  6/1/2028
g
216,750

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.8%) Value
Consumer Cyclical (0.6%) - continued
Allison Transmission, Inc.
$ 94,000 3.750%,  1/30/2031
g
$ 79,466
Amazon.com, Inc.
324,000 3.875%,  8/22/2037 293,671
American Axle & Manufacturing,
Inc.
325,000 6.500%,  4/1/2027
e
316,376
Arko Corporation
97,000 5.125%,  11/15/2029
g
80,636
Ashton Woods USA, LLC/Ashton
Woods Finance Company
140,000 4.625%,  8/1/2029
g
121,145
40,000 4.625%,  4/1/2030
g
34,200
Boyd Gaming Corporation
150,000 4.750%,  6/15/2031
g
134,216
Boyne USA, Inc.
63,000 4.750%,  5/15/2029
g
57,523
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
150,000 6.250%,  9/15/2027
g
138,675
Caesars Entertainment, Inc.
263,000 6.250%,  7/1/2025
g
261,568
75,000 8.125%,  7/1/2027
g
76,925
156,000 4.625%,  10/15/2029
g
137,330
Carnival Corporation
209,000 10.500%,  2/1/2026
g
220,310
41,000 7.625%,  3/1/2026
g
40,447
233,000 5.750%,  3/1/2027
g
215,527
68,000 4.000%,  8/1/2028
g
60,459
Cedar Fair, LP
163,000 5.250%,  7/15/2029
e
146,191
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
g
129,413
69,000 6.750%,  5/1/2031
g
67,441
Cinemark USA, Inc.
195,000 5.875%,  3/15/2026
e,g
184,577
Clarios Global, LP/Clarios US
Finance Company, Inc.
105,000 8.500%,  5/15/2027
e,g
106,311
172,000 6.750%,  5/15/2028
g
172,768
D.R. Horton, Inc.
117,000 2.600%,  10/15/2025 110,310
Daimler Trucks Finance North
America, LLC
392,000 2.000%,  12/14/2026
g
352,703
Dana, Inc.
160,000 5.625%,  6/15/2028 151,862
Expedia Group, Inc.
595,000 3.250%,  2/15/2030 523,399
Ford Motor Company
259,000 3.250%,  2/12/2032 204,774
151,000 6.100%,  8/19/2032 146,089
Ford Motor Credit Company, LLC
525,000 2.300%,  2/10/2025 492,279
370,000 4.134%,  8/4/2025 352,905
270,000 2.700%,  8/10/2026 242,032
200,000 7.350%,  3/6/2030 207,043
Forestar Group, Inc.
140,000 3.850%,  5/15/2026
g
129,956
General Motors Company
450,000 6.125%,  10/1/2025 454,894
400,000 6.800%,  10/1/2027 417,501
Principal
Amount Long-Term Fixed Income (19.8%) Value
Consumer Cyclical (0.6%) - continued
General Motors Financial
Company, Inc.
$ 300,000 1.500%,  6/10/2026 $ 267,350
GLP Capital, LP
469,000 5.750%,  6/1/2028 459,542
Goodyear Tire & Rubber Company
105,000 5.000%,  7/15/2029 96,821
65,000 5.250%,  7/15/2031 57,851
Guitar Center Escrow Issuer II, Inc.
71,000 8.500%,  1/15/2026
g
65,320
Hanesbrands, Inc.
135,000 4.875%,  5/15/2026
g
126,570
Hilton Domestic Operating
Company, Inc.
304,000 4.875%,  1/15/2030 285,000
68,000 3.625%,  2/15/2032
g
57,062
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
111,000 5.000%,  6/1/2029
g
99,211
Home Depot, Inc.
375,000 5.400%,  9/15/2040 384,377
228,000 4.250%,  4/1/2046 201,624
340,000 3.900%,  6/15/2047 286,521
Hyundai Capital America
375,000 1.800%,  1/10/2028
g
318,388
Hyundai Capital Services, Inc.
225,000 2.125%,  4/24/2025
g
210,926
International Game Technology plc
206,000 5.250%,  1/15/2029
g
195,701
Jacobs Entertainment, Inc.
94,000 6.750%,  2/15/2029
g
85,618
Jaguar Land Rover Automotive plc
181,000 5.500%,  7/15/2029
g
160,164
KB Home
215,000 4.800%,  11/15/2029 198,338
Kia Corporation
200,000 2.375%,  2/14/2025
g
190,040
Kohl's Corporation
182,000 4.625%,  5/1/2031 134,345
425,000 5.550%,  7/17/2045 272,574
L Brands, Inc.
240,000 6.625%,  10/1/2030
g
231,932
70,000 6.875%,  11/1/2035 64,966
Lennar Corporation
392,000 4.750%,  5/30/2025 384,782
Lowe's Companies, Inc.
228,000 5.625%,  4/15/2053 226,560
558,000 2.625%,  4/1/2031 471,515
Macy's Retail Holdings, LLC
140,000 5.875%,  4/1/2029
e,g
130,053
Marriott International, Inc./MD
426,000 4.625%,  6/15/2030 407,183
Mattamy Group Corporation
129,000 5.250%,  12/15/2027
g
121,981
McDonald's Corporation
470,000 4.450%,  3/1/2047 419,283
Michaels Companies, Inc.
112,000 5.250%,  5/1/2028
g
95,204
NCL Corporation, Ltd.
63,000 3.625%,  12/15/2024
g
60,503
47,000 5.875%,  3/15/2026
g
44,474
180,000 5.875%,  2/15/2027
g
175,289

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.8%) Value
Consumer Cyclical (0.6%) - continued
Nissan Motor Acceptance
Company, LLC
$ 640,000 1.125%,  9/16/2024
g
$ 602,650
Nissan Motor Company, Ltd.
60,000 3.522%,  9/17/2025
g
56,642
62,000 4.345%,  9/17/2027
g
57,699
78,000 4.810%,  9/17/2030
g
70,416
Nordstrom, Inc.
55,000 4.375%,  4/1/2030 46,393
78,000 4.250%,  8/1/2031 61,511
PENN Entertainment, Inc.
150,000 4.125%,  7/1/2029
e,g
123,896
PetSmart, Inc./PetSmart Finance
Corporation
180,000 4.750%,  2/15/2028
g
165,056
190,000 7.750%,  2/15/2029
g
185,337
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
289,000 5.750%,  4/15/2026
g
283,340
128,000 6.250%,  1/15/2028
g
120,503
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
160,000 5.750%,  1/15/2029
g
118,393
Royal Caribbean Cruises, Ltd.
36,000 11.500%,  6/1/2025
g
38,139
240,000 4.250%,  7/1/2026
g
223,075
171,000 9.250%,  1/15/2029
g
182,052
55,000 7.250%,  1/15/2030
g
55,595
Scientific Games International, Inc.
160,000 7.250%,  11/15/2029
g
159,600
72,000 6.625%,  3/1/2030
g
63,796
SeaWorld Parks and
Entertainment, Inc.
104,000 5.250%,  8/15/2029
g
93,600
Six Flags Theme Parks, Inc.
73,000 7.000%,  7/1/2025
g
73,178
Staples, Inc.
132,000 7.500%,  4/15/2026
g
109,051
83,000 10.750%,  4/15/2027
g
47,460
Starbucks Corporation
284,000 4.750%,  2/15/2026 281,927
Station Casinos, LLC
111,000 4.625%,  12/1/2031
g
93,795
Target Corporation
342,000 2.950%,  1/15/2052 236,365
Toyota Motor Credit Corporation
259,000 4.700%,  1/12/2033 255,941
Travel + Leisure Company
72,000 6.625%,  7/31/2026
g
71,672
Tripadvisor, Inc.
35,000 7.000%,  7/15/2025
g
35,063
Uber Technologies, Inc.
100,000 6.250%,  1/15/2028
g
99,226
VICI Properties, LP/VICI Note
Company, Inc.
684,000 4.625%,  6/15/2025
g
664,116
256,000 5.750%,  2/1/2027
g
252,578
115,000 3.750%,  2/15/2027
g
106,168
Viking Cruises, Ltd.
224,000 5.875%,  9/15/2027
g
209,460
Volkswagen Group of America
Finance, LLC
292,000 4.350%,  6/8/2027
g
282,914
Principal
Amount Long-Term Fixed Income (19.8%) Value
Consumer Cyclical (0.6%) - continued
Wabash National Corporation
$ 157,000 4.500%,  10/15/2028
g
$ 132,273
Walmart, Inc.
342,000 4.500%,  9/9/2052 329,588
170,000 3.900%,  4/15/2028 166,037
Wyndham Hotels & Resorts, Inc.
95,000 4.375%,  8/15/2028
g
86,944
Yum! Brands, Inc.
170,000 4.750%,  1/15/2030
g
158,561
ZF North America Capital, Inc.
93,000 7.125%,  4/14/2030
g
95,798
Total 20,991,775
Consumer Non-Cyclical (0.7%)
1375209 B.C., Ltd.
116,000 9.000%,  1/30/2028
e,g
116,290
Abbott Laboratories
598,000 4.750%,  11/30/2036 599,447
AbbVie, Inc.
125,000 2.950%,  11/21/2026 117,261
200,000 4.500%,  5/14/2035 189,505
600,000 4.300%,  5/14/2036 551,664
325,000 4.850%,  6/15/2044 301,581
450,000 4.875%,  11/14/2048 422,176
AdaptHealth, LLC
93,000 4.625%,  8/1/2029
g
76,236
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
219,000 4.625%,  1/15/2027
g
207,535
205,000 3.500%,  3/15/2029
g
178,463
Amgen, Inc.
375,000 4.200%,  2/22/2052 306,757
340,000 5.250%,  3/2/2030 342,226
340,000 5.600%,  3/2/2043 338,118
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
522,000 4.700%,  2/1/2036 506,103
Anheuser-Busch InBev Worldwide,
Inc.
643,000 4.375%,  4/15/2038 596,156
341,000 5.550%,  1/23/2049 353,868
Aramark Services, Inc.
220,000 5.000%,  2/1/2028
g
206,801
Archer-Daniels-Midland Company
560,000 2.700%,  9/15/2051 373,569
AstraZeneca plc
600,000 3.000%,  5/28/2051 438,225
B&G Foods, Inc.
73,000 5.250%,  4/1/2025 69,547
70,000 5.250%,  9/15/2027 60,365
BAT Capital Corporation
244,000 7.079%,  8/2/2043 244,000
114,000 7.750%,  10/19/2032 126,513
Bausch Health Companies, Inc.
64,000 5.500%,  11/1/2025
e,g
57,600
237,000 4.875%,  6/1/2028
g
143,693
158,000 11.000%,  9/30/2028
g
116,486
Becton, Dickinson and Company
132,000 3.794%,  5/20/2050 105,213
325,000 3.700%,  6/6/2027 310,113

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.8%) Value
Consumer Non-Cyclical (0.7%) - continued
BellRing Brands, Inc.
$ 97,000 7.000%,  3/15/2030
g
$ 97,367
Bristol-Myers Squibb Company
568,000 3.550%,  3/15/2042 463,832
Cargill, Inc.
336,000 3.125%,  5/25/2051
g
239,065
Catalent Pharma Solutions, Inc.
46,000 3.125%,  2/15/2029
g
38,384
Central Garden & Pet Company
205,000 4.125%,  10/15/2030 174,284
Cheplapharm Arzneimittel GmbH
20,000 5.500%,  1/15/2028
g
18,211
Chobani, LLC/Chobani Finance
Corporation, Inc.
168,000 4.625%,  11/15/2028
g
152,878
CHS/Community Health Systems,
Inc.
45,000 5.625%,  3/15/2027
g
40,041
40,000 8.000%,  12/15/2027
g
39,112
140,000 6.000%,  1/15/2029
g
119,700
75,000 4.750%,  2/15/2031
g
56,818
Colgate-Palmolive Company
284,000 4.600%,  3/1/2033 287,296
Constellation Brands, Inc.
339,000 3.600%,  2/15/2028 318,205
275,000 2.875%,  5/1/2030 238,662
Coty, Inc.
115,000 5.000%,  4/15/2026
g
110,969
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
207,000 4.750%,  1/15/2029
g
191,977
116,000 6.625%,  7/15/2030
g
117,015
CVS Health Corporation
511,000 5.625%,  2/21/2053 501,961
256,000 5.125%,  2/21/2030 254,722
435,000 4.875%,  7/20/2035 413,251
Edgewell Personal Care Company
125,000 5.500%,  6/1/2028
g
118,437
Eli Lilly & Company
169,000 4.950%,  2/27/2063 169,526
Embecta Corporation
54,000 6.750%,  2/15/2030
g
47,479
Encompass Health Corporation
240,000 4.500%,  2/1/2028
e
222,934
Energizer Holdings, Inc.
160,000 4.750%,  6/15/2028
g
143,717
Fortrea Holdings, Inc.
47,000 7.500%,  7/1/2030
g
48,034
General Mills, Inc.
91,000 4.950%,  3/29/2033 89,936
HCA, Inc.
396,000 3.500%,  9/1/2030 348,083
HLF Financing SARL, LLC/
Herbalife International, Inc.
262,000 4.875%,  6/1/2029
g
199,120
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
g
356,580
Jazz Securities DAC
94,000 4.375%,  1/15/2029
g
83,577
Principal
Amount Long-Term Fixed Income (19.8%) Value
Consumer Non-Cyclical (0.7%) - continued
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
$ 342,000 4.375%,  2/2/2052
g
$ 246,197
227,000 5.500%,  1/15/2030
g
219,593
392,000 3.000%,  5/15/2032
g
307,484
Kenvue, Inc.
454,000 5.350%,  3/22/2026
g
457,374
Kimberly-Clark Corporation
390,000 3.900%,  5/4/2047 330,858
Kraft Heinz Foods Company
325,000 3.875%,  5/15/2027 311,603
70,000 5.200%,  7/15/2045 66,195
300,000 4.375%,  6/1/2046 254,271
Lamb Weston Holdings, Inc.
100,000 4.125%,  1/31/2030
g
88,255
Legacy LifePoint Health, LLC
70,000 4.375%,  2/15/2027
g
60,375
Mattel, Inc.
175,000 3.375%,  4/1/2026
g
162,701
286,000 5.450%,  11/1/2041 246,584
Medtronic, Inc.
343,000 4.375%,  3/15/2035 332,389
Mozart Debt Merger Sub, Inc.
129,000 3.875%,  4/1/2029
g
112,962
113,000 5.250%,  10/1/2029
e,g
100,251
Nestle Holdings, Inc.
511,000 5.250%,  3/13/2026
g
515,249
Newell Brands, Inc.
362,000 4.700%,  4/1/2026 343,610
Organon & Company/Organon
Foreign Debt Co-Issuer BV
161,000 4.125%,  4/30/2028
g
144,279
Owens & Minor, Inc.
157,000 6.625%,  4/1/2030
e,g
143,730
PepsiCo, Inc.
225,000 4.200%,  7/18/2052 208,099
Performance Food Group, Inc.
102,000 4.250%,  8/1/2029
g
90,608
Perrigo Finance Unlimited
Company
169,000 4.375%,  3/15/2026 160,266
Pfizer Investment Enterprises Pte,
Ltd.
511,000 5.300%,  5/19/2053 525,071
171,000 4.750%,  5/19/2033 169,869
Philip Morris International, Inc.
341,000 4.875%,  2/13/2026 338,733
228,000 5.125%,  11/17/2027 228,514
228,000 5.625%,  11/17/2029 233,249
341,000 5.375%,  2/15/2033 339,995
Post Holdings, Inc.
66,000 5.625%,  1/15/2028
g
63,778
63,000 5.500%,  12/15/2029
g
58,507
135,000 4.500%,  9/15/2031
g
114,937
Primo Water Holdings, Inc.
140,000 4.375%,  4/30/2029
g
122,926
Reynolds American, Inc.
481,000 5.700%,  8/15/2035 453,607
Roche Holdings, Inc.
228,000 4.000%,  11/28/2044
g
195,461
Scotts Miracle-Gro Company
104,000 4.500%,  10/15/2029 91,260

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.8%) Value
Consumer Non-Cyclical (0.7%) - continued
SEG Holding, LLC
$ 185,000 5.625%,  10/15/2028
g
$ 174,749
Simmons Foods, Inc.
217,000 4.625%,  3/1/2029
g
181,195
Spectrum Brands, Inc.
125,000 5.000%,  10/1/2029
g
112,500
100,000 5.500%,  7/15/2030
g
91,328
Syneos Health, Inc.
150,000 3.625%,  1/15/2029
g
148,504
Sysco Corporation
325,000 6.600%,  4/1/2040 350,195
Takeda Pharmaceutical Company,
Ltd.
340,000 3.175%,  7/9/2050 237,282
Teleflex, Inc.
320,000 4.625%,  11/15/2027 302,000
Tenet Healthcare Corporation
465,000 5.125%,  11/1/2027 441,561
105,000 6.125%,  10/1/2028 100,022
139,000 6.750%,  5/15/2031
g
138,071
Teva Pharmaceutical Finance
Netherlands III BV
340,000 3.150%,  10/1/2026 307,586
TreeHouse Foods, Inc.
184,000 4.000%,  9/1/2028 160,678
United Natural Foods, Inc.
81,000 6.750%,  10/15/2028
g
67,476
Wyeth, LLC
229,000 6.500%,  2/1/2034 256,864
Zoetis, Inc.
509,000 4.700%,  2/1/2043 470,167
Total 24,535,702
Energy (0.5%)
Antero Resources Corporation
62,000 5.375%,  3/1/2030
g
57,790
Archrock Partners, LP/Archrock
Partners Finance Corporation
170,000 6.250%,  4/1/2028
g
160,225
Baytex Energy Corporation
115,000 8.500%,  4/30/2030
g
116,533
BP Capital Markets America, Inc.
736,000 2.939%,  6/4/2051 499,327
150,000 3.543%,  4/6/2027 143,395
Buckeye Partners, LP
175,000 3.950%,  12/1/2026 160,563
Callon Petroleum Company
133,000 8.250%,  7/15/2025 133,000
74,000 7.500%,  6/15/2030
e,g
71,841
Canadian Natural Resources, Ltd.
325,000 2.950%,  7/15/2030 279,457
Cheniere Energy Partners, LP
911,000 4.500%,  10/1/2029 846,947
88,000 3.250%,  1/31/2032 73,228
Cheniere Energy, Inc.
128,000 4.625%,  10/15/2028 120,122
Chesapeake Energy Corporation
88,000 6.750%,  4/15/2029
g
87,608
Chord Energy Corporation
87,000 6.375%,  6/1/2026
g
86,340
Civitas Resources, Inc.
52,000 8.375%,  7/1/2028
g
53,485
52,000 8.750%,  7/1/2031
g
53,820
Principal
Amount Long-Term Fixed Income (19.8%) Value
Energy (0.5%) - continued
CNX Resources Corporation
$ 67,000 6.000%,  1/15/2029
g
$ 62,667
Comstock Resources, Inc.
115,000 5.875%,  1/15/2030
g
101,796
Continental Resources, Inc.
398,000 2.268%,  11/15/2026
g
356,153
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
129,000 5.500%,  6/15/2031
g
117,328
Crescent Energy Finance, LLC
128,000 9.250%,  2/15/2028
g
130,202
CrownRock, LP/CrownRock
Finance, Inc.
105,000 5.625%,  10/15/2025
g
103,425
Devon Energy Corporation
641,000 4.500%,  1/15/2030 606,664
DT Midstream, Inc.
155,000 4.125%,  6/15/2029
g
137,427
70,000 4.375%,  6/15/2031
g
60,770
Enbridge, Inc.
321,000 2.500%,  2/14/2025 306,208
Enerflex, Ltd.
94,000 9.000%,  10/15/2027
g
94,582
Energy Transfer, LP
250,000 4.000%,  10/1/2027 235,633
215,000 4.900%,  3/15/2035 198,164
175,000 5.150%,  2/1/2043 150,190
445,000 6.000%,  6/15/2048 422,893
EnLink Midstream Partners, LP
175,000 4.850%,  7/15/2026 170,065
EnLink Midstream, LLC
69,000 6.500%,  9/1/2030
g
69,451
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 211,949
EQM Midstream Partners, LP
318,000 4.750%,  1/15/2031
g
283,911
EQT Corporation
190,000 6.125%,  2/1/2025 190,101
342,000 3.900%,  10/1/2027 320,610
Exxon Mobil Corporation
450,000 3.452%,  4/15/2051 345,769
Ferrellgas, LP/Ferrellgas Finance
Corporation
115,000 5.375%,  4/1/2026
g
108,289
Genesis Energy LP/Genesis
Energy Finance Corporation
93,000 8.875%,  4/15/2030 92,761
Halliburton Company
297,000 4.850%,  11/15/2035 280,508
228,000 5.000%,  11/15/2045 208,707
Harvest Midstream, LP
268,000 7.500%,  9/1/2028
g
263,387
Hess Midstream Operations, LP
170,000 5.625%,  2/15/2026
g
167,450
81,000 5.500%,  10/15/2030
g
76,140
Hilcorp Energy I, LP/Hilcorp
Finance Company
255,000 5.750%,  2/1/2029
g
235,875
70,000 6.250%,  4/15/2032
g
63,625
Holly Energy Partners, LP/Holly
Energy Finance Corporation
99,000 6.375%,  4/15/2027
g
98,609

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.8%) Value
Energy (0.5%) - continued
Howard Midstream Energy
Partners, LLC
$ 172,000 6.750%,  1/15/2027
g
$ 165,917
ITT Holdings, LLC
135,000 6.500%,  8/1/2029
g
115,458
Laredo Petroleum, Inc.
199,000 7.750%,  7/31/2029
g
170,145
Magellan Midstream Partners, LP
215,000 5.000%,  3/1/2026 213,266
MEG Energy Corporation
151,000 5.875%,  2/1/2029
g
144,754
MPLX, LP
290,000 4.875%,  6/1/2025 286,160
455,000 4.950%,  9/1/2032 434,909
84,000 5.000%,  3/1/2033 80,718
Murphy Oil Corporation
110,000 5.875%,  12/1/2027 108,803
Nabors Industries, Ltd.
175,000 7.250%,  1/15/2026
g
168,483
National Fuel Gas Company
415,000 5.500%,  1/15/2026 409,694
New Fortress Energy, Inc.
70,000 6.750%,  9/15/2025
g
66,662
Noble Finance II, LLC
115,000 8.000%,  4/15/2030
g
118,306
Northern Oil and Gas, Inc.
116,000 8.750%,  6/15/2031
g
116,875
Northriver Midstream Finance, LP
56,000 5.625%,  2/15/2026
g
53,519
NuStar Logistics, LP
140,000 5.750%,  10/1/2025 137,550
Ovintiv Exploration, Inc.
397,000 5.375%,  1/1/2026 394,194
Ovintiv, Inc.
114,000 5.650%,  5/15/2025 113,760
Phillips 66 Company
254,000 4.950%,  12/1/2027 252,857
Precision Drilling Corporation
115,000 6.875%,  1/15/2029
g
108,442
Range Resources Corporation
94,000 4.750%,  2/15/2030
g
86,395
Rockcliff Energy II, LLC
123,000 5.500%,  10/15/2029
g
112,637
SM Energy Company
108,000 6.625%,  1/15/2027 106,221
105,000 6.500%,  7/15/2028 102,635
Southwestern Energy Company
90,000 5.375%,  3/15/2030 84,207
80,000 4.750%,  2/1/2032 71,083
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
72,000 5.875%,  3/1/2027 70,473
85,000 5.000%,  6/1/2031
g
72,543
Suncor Energy, Inc.
411,000 7.150%,  2/1/2032 442,094
Sunoco, LP/Sunoco Finance
Corporation
200,000 5.875%,  3/15/2028 194,522
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
191,000 5.500%,  1/15/2028
g
175,720
Principal
Amount Long-Term Fixed Income (19.8%) Value
Energy (0.5%) - continued
Targa Resources Corporation
$ 400,000 4.200%,  2/1/2033 $ 357,259
Teine Energy, Ltd.
140,000 6.875%,  4/15/2029
e,g
128,800
Transocean, Inc.
140,000 11.500%,  1/30/2027
g
146,806
29,000 8.750%,  2/15/2030
g
30,109
USA Compression Partners, LP/
USA Compression Finance
Corporation
156,000 6.875%,  4/1/2026 154,596
Venture Global Calcasieu Pass,
LLC
147,000 3.875%,  8/15/2029
g
127,288
146,000 6.250%,  1/15/2030
g
142,762
85,000 4.125%,  8/15/2031
g
72,100
Venture Global LNG, Inc.
236,000 8.375%,  6/1/2031
g
239,473
Weatherford International, Ltd.
155,000 8.625%,  4/30/2030
g
158,856
Western Midstream Operating, LP
200,000 3.950%,  6/1/2025 192,859
114,000 6.150%,  4/1/2033 115,622
Williams Companies, Inc.
228,000 5.300%,  8/15/2052 210,860
420,000 7.500%,  1/15/2031 461,379
Total 16,932,761
Financials (1.7%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
425,000 3.500%,  1/15/2025 410,156
425,000 3.875%,  1/23/2028 393,966
265,000 3.400%,  10/29/2033 211,939
Air Lease Corporation
569,000 3.000%,  2/1/2030 480,731
Aircastle, Ltd.
375,000 5.250%,  8/11/2025
g
364,881
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
77,000 6.750%,  10/15/2027
g
72,935
Ally Financial, Inc.
400,000 5.750%,  11/20/2025 387,885
400,000 8.000%,  11/1/2031 424,399
30,000 6.700%,  2/14/2033 27,928
American Express Company
333,000 2.250%,  3/4/2025 316,279
American Homes 4 Rent, LP
640,000 2.375%,  7/15/2031 510,989
American International Group, Inc.
469,000 5.125%,  3/27/2033 461,128
AmWINS Group, Inc.
140,000 4.875%,  6/30/2029
g
128,441
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
d,g
222,655
Aon Corporation/Aon Global
Holdings plc
114,000 5.350%,  2/28/2033 115,068
Ares Capital Corporation
170,000 3.250%,  7/15/2025 158,594
575,000 3.875%,  1/15/2026 537,044
300,000 2.150%,  7/15/2026 262,815

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.8%) Value
Financials (1.7%) - continued
Associated Banc-Corp
$ 325,000 4.250%,  1/15/2025 $ 308,785
Australia & New Zealand Banking
Group, Ltd.
300,000 2.950%,  7/22/2030
d,g
277,129
Avolon Holdings Funding, Ltd.
199,000 5.250%,  5/15/2024
g
196,377
130,000 4.250%,  4/15/2026
g
122,180
Banco Santander Mexico SA
225,000 5.375%,  4/17/2025
g
222,855
Banco Santander SA
400,000 4.175%,  3/24/2028
d
376,818
Bank of America Corporation
408,000 5.080%,  1/20/2027
d
403,628
325,000 1.734%,  7/22/2027
d
291,194
425,000 3.824%,  1/20/2028
d
401,548
199,000 5.202%,  4/25/2029
d
197,654
300,000 2.087%,  6/14/2029
d
257,393
150,000 3.974%,  2/7/2030
d
139,527
350,000 2.496%,  2/13/2031
d
293,231
600,000 1.922%,  10/24/2031
d
475,329
343,000 2.972%,  2/4/2033
d
286,533
685,000 4.571%,  4/27/2033
d
643,968
455,000 3.846%,  3/8/2037
d
392,219
Bank of Nova Scotia
112,000 4.850%,  2/1/2030 108,642
Barclays plc
550,000 4.972%,  5/16/2029
d
527,464
340,000 5.746%,  8/9/2033
d
332,903
Berkshire Hathaway Finance
Corporation
456,000 2.850%,  10/15/2050 313,203
Blackstone Private Credit Fund
341,000 2.700%,  1/15/2025 321,072
Blue Owl Capital Corporation
150,000 4.250%,  1/15/2026 140,592
Blue Owl Credit Income
Corporation
286,000 4.700%,  2/8/2027 260,180
Blue Owl Technology Finance
Corporation
150,000 4.750%,  12/15/2025
g
138,392
BNP Paribas SA
572,000 3.132%,  1/20/2033
d,g
475,123
BPCE SA
588,000 3.500%,  10/23/2027
g
537,949
Camden Property Trust
400,000 3.150%,  7/1/2029 359,151
Canadian Imperial Bank of
Commerce
341,000 5.001%,  4/28/2028 336,242
Capital One Financial Corporation
425,000 4.200%,  10/29/2025 409,168
350,000 2.636%,  3/3/2026
d
329,102
Centene Corporation
260,000 3.000%,  10/15/2030 217,537
600,000 2.625%,  8/1/2031 479,766
Charles Schwab Corporation
600,000 2.450%,  3/3/2027 541,914
Chubb INA Holdings, Inc.
225,000 4.350%,  11/3/2045 201,121
Citigroup, Inc.
408,000 0.981%,  5/1/2025
d
392,591
Principal
Amount Long-Term Fixed Income (19.8%) Value
Financials (1.7%) - continued
$ 455,000 4.400%,  6/10/2025 $ 443,554
163,000 1.281%,  11/3/2025
d
153,477
304,000 3.200%,  10/21/2026 285,019
468,000 3.668%,  7/24/2028
d
436,837
228,000 4.125%,  7/25/2028 214,602
99,000 3.520%,  10/27/2028
d
91,866
484,000 4.910%,  5/24/2033
d
468,041
287,000 6.174%,  5/25/2034
d
291,540
Commerzbank AG
390,000 8.125%,  9/19/2023
g
389,533
Cooperatieve Rabobank UA
455,000 5.564%,  2/28/2029
d,g
451,960
Corebridge Financial, Inc.
227,000 4.400%,  4/5/2052 182,066
171,000 4.350%,  4/5/2042 138,972
Credit Acceptance Corporation
245,000 5.125%,  12/31/2024
g
240,060
Credit Agricole SA
400,000 6.875%,  9/23/2024
d,g,k
391,340
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
d,g,k,l
17,500
Danske Bank AS
350,000 0.976%,  9/10/2025
d,g
330,872
Deutsche Bank AG/New York, NY
525,000 3.729%,  1/14/2032
d
409,469
Discover Bank
480,000 4.682%,  8/9/2028
d
436,656
Drawbridge Special Opportunities
Fund, LP
235,000 3.875%,  2/15/2026
g
209,835
Elevance Health, Inc.
460,000 3.125%,  5/15/2050 319,741
306,000 4.625%,  5/15/2042 276,835
Enact Holdings, Inc.
88,000 6.500%,  8/15/2025
g
87,123
EPR Properties
210,000 4.950%,  4/15/2028 188,718
ERP Operating, LP
75,000 3.375%,  6/1/2025 72,330
Fifth Third Bancorp
179,000 6.339%,  7/27/2029
d
182,257
First Horizon Bank
150,000 5.750%,  5/1/2030
e
133,743
First Horizon National Corporation
510,000 4.000%,  5/26/2025 479,346
First-Citizens Bank & Trust
Company
480,000 6.125%,  3/9/2028 480,133
Five Corners Funding Trust IV
227,000 5.997%,  2/15/2053
g
231,804
Fortress Transportation and
Infrastructure Investors, LLC
102,000 6.500%,  10/1/2025
g
101,032
58,000 9.750%,  8/1/2027
g
60,388
49,000 5.500%,  5/1/2028
g
45,305
FS KKR Capital Corporation
296,000 4.250%,  2/14/2025
g
279,966
325,000 3.400%,  1/15/2026 299,120
GGAM Finance, Ltd.
115,000 7.750%,  5/15/2026
g
115,903

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.8%) Value
Financials (1.7%) - continued
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
$ 335,000 3.750%,  12/15/2027
g
$ 267,329
Goldman Sachs Group, Inc.
320,000 1.948%,  10/21/2027
d
285,415
145,000 1.992%,  1/27/2032
d
114,210
1,029,000 3.102%,  2/24/2033
d
867,079
195,000 4.750%,  10/21/2045 178,217
Healthpeak OP, LLC
87,000 3.400%,  2/1/2025 83,873
HSBC Holdings plc
210,000 1.162%,  11/22/2024
d
206,419
725,000 3.803%,  3/11/2025
d
713,858
450,000 2.999%,  3/10/2026
d
429,218
275,000 3.900%,  5/25/2026 262,972
350,000 5.402%,  8/11/2033
d
341,600
HUB International, Ltd.
210,000 5.625%,  12/1/2029
g
187,431
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
86,000 4.750%,  9/15/2024 83,197
220,000 6.375%,  12/15/2025 210,546
43,000 5.250%,  5/15/2027 37,905
Intercontinental Exchange, Inc.
200,000 4.950%,  6/15/2052 191,319
Invitation Homes Operating
Partnership, LP
286,000 2.000%,  8/15/2031 220,818
J.P. Morgan Chase & Company
300,000 0.824%,  6/1/2025
d
286,957
362,000 1.561%,  12/10/2025
d
341,445
375,000 1.040%,  2/4/2027
d
334,605
456,000 1.578%,  4/22/2027
d
410,547
460,000 2.947%,  2/24/2028
d
423,709
575,000 4.203%,  7/23/2029
d
548,033
425,000 2.522%,  4/22/2031
d
359,516
450,000 1.953%,  2/4/2032
d
358,263
457,000 4.586%,  4/26/2033
d
436,048
342,000 4.912%,  7/25/2033
d
334,178
470,000 3.882%,  7/24/2038
d
405,840
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
47,000 5.000%,  8/15/2028
g
40,163
KeyBank NA/Cleveland, OH
203,000 5.000%,  1/26/2033 183,434
KeyCorp
168,000 3.878%,  5/23/2025
d
158,171
Kimco Realty Corporation
424,000 3.300%,  2/1/2025 406,978
Lloyds Banking Group plc
340,000 5.871%,  3/6/2029
d
339,230
LPL Holdings, Inc.
205,000 4.000%,  3/15/2029
g
183,755
Macquarie Airfinance Holdings,
Ltd.
57,000 8.375%,  5/1/2028
g
58,037
Macquarie Group, Ltd.
344,000 1.201%,  10/14/2025
d,g
324,016
Manufacturers & Traders Trust
Company
341,000 4.700%,  1/27/2028 325,766
Principal
Amount Long-Term Fixed Income (19.8%) Value
Financials (1.7%) - continued
Marsh & McLennan Companies,
Inc.
$ 84,000 5.450%,  3/15/2053 $ 85,190
Massachusetts Mutual Life
Insurance Company
525,000 3.200%,  12/1/2061
*
334,314
Mitsubishi UFJ Financial Group,
Inc.
400,000 0.962%,  10/11/2025
d
375,402
339,000 5.422%,  2/22/2029
d
338,129
350,000 2.048%,  7/17/2030 283,331
Molina Healthcare, Inc.
122,000 4.375%,  6/15/2028
g
111,865
Morgan Stanley
350,000 2.630%,  2/18/2026
d
333,281
275,000 2.188%,  4/28/2026
d
258,739
450,000 4.350%,  9/8/2026 434,840
469,000 5.050%,  1/28/2027
d
464,301
468,000 3.591%,  7/22/2028
d
435,744
227,000 5.164%,  4/20/2029
d
224,609
440,000 3.622%,  4/1/2031
d
395,452
227,000 5.250%,  4/21/2034
d
224,081
400,000 5.297%,  4/20/2037
d
379,596
445,000 2.802%,  1/25/2052
d
291,758
MPT Operating Partnership, LP/
MPT Finance Corporation
138,000 4.625%,  8/1/2029 109,615
Nasdaq, Inc.
325,000 3.250%,  4/28/2050 220,776
Nationstar Mortgage Holdings,
Inc.
116,000 6.000%,  1/15/2027
g
110,852
NatWest Group plc
225,000 4.445%,  5/8/2030
d
208,662
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
174,000 4.500%,  9/30/2028
g
134,850
New York Life Global Funding
337,000 4.550%,  1/28/2033
g
323,364
NFP Corporation
70,000 6.875%,  8/15/2028
g
61,958
Office Properties Income Trust
51,000 2.650%,  6/15/2026 37,909
Omega Healthcare Investors, Inc.
432,000 3.625%,  10/1/2029 361,246
375,000 3.375%,  2/1/2031 301,266
OneMain Finance Corporation
190,000 6.875%,  3/15/2025 189,369
187,000 3.875%,  9/15/2028 153,574
Park Intermediate Holdings, LLC
186,000 4.875%,  5/15/2029
g
162,518
PennyMac Financial Services, Inc.
93,000 4.250%,  2/15/2029
g
76,775
Pine Street Trust I
342,000 4.572%,  2/15/2029
g
315,013
PNC Financial Services Group,
Inc.
351,000 5.812%,  6/12/2026
d
351,171
456,000 4.626%,  6/6/2033
d
417,559
PRA Group, Inc.
140,000 7.375%,  9/1/2025
g
134,799
58,000 8.375%,  2/1/2028
g
52,925

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.8%) Value
Financials (1.7%) - continued
Principal Life Global Funding II
$ 500,000 1.250%,  8/16/2026
g
$ 439,502
Prologis, LP
227,000 2.875%,  11/15/2029 199,473
Prudential Financial, Inc.
434,000 5.125%,  3/1/2052
d
395,340
Radian Group, Inc.
140,000 4.875%,  3/15/2027 133,631
Realty Income Corporation
120,000 4.125%,  10/15/2026 115,942
396,000 5.625%,  10/13/2032 402,139
385,000 2.850%,  12/15/2032 314,146
Regency Centers, LP
350,000 4.125%,  3/15/2028 328,522
RHP Hotel Properties, LP/RHP
Finance Corporation
69,000 7.250%,  7/15/2028
g
70,037
RLJ Lodging Trust, LP
59,000 3.750%,  7/1/2026
g
54,354
124,000 4.000%,  9/15/2029
g
103,937
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
215,000 3.625%,  3/1/2029
g
183,283
Royal Bank of Canada
352,000 5.200%,  7/20/2026 352,145
284,000 5.000%,  5/2/2033 277,868
Santander Holdings USA, Inc.
113,000 6.499%,  3/9/2029
d
113,494
Santander UK Group Holdings plc
600,000 1.673%,  6/14/2027
d
525,553
Service Properties Trust
66,000 4.650%,  3/15/2024 64,849
38,000 4.350%,  10/1/2024 36,485
121,000 7.500%,  9/15/2025 119,590
130,000 5.500%,  12/15/2027 114,076
Simon Property Group, LP
400,000 3.800%,  7/15/2050 297,591
SLM Corporation
60,000 4.200%,  10/29/2025 56,350
Societe Generale SA
234,000 4.750%,  11/24/2025
g
224,109
Spirit Realty, LP
525,000 2.100%,  3/15/2028 447,484
Standard Chartered plc
399,000 1.822%,  11/23/2025
d,g
375,578
Sumitomo Mitsui Financial Group,
Inc.
228,000 3.010%,  10/19/2026 211,629
338,000 5.710%,  1/13/2030 342,253
200,000 1.710%,  1/12/2031 155,038
Synchrony Financial
29,000 7.250%,  2/2/2033 27,193
Synovus Bank
250,000 5.625%,  2/15/2028 233,204
Toronto-Dominion Bank
341,000 5.156%,  1/10/2028 339,594
296,000 5.523%,  7/17/2028 299,057
Truist Financial Corporation
230,000 6.047%,  6/8/2027
d
230,428
162,000 5.125%,  12/15/2027
d,k
129,560
270,000 5.122%,  1/26/2034
d,e
258,038
U.S. Bancorp
228,000 5.727%,  10/21/2026
d
228,716
Principal
Amount Long-Term Fixed Income (19.8%) Value
Financials (1.7%) - continued
$ 352,000 5.775%,  6/12/2029
d
$ 353,281
89,000 5.836%,  6/12/2034
d
90,244
UBS Group AG
220,000 2.593%,  9/11/2025
d,g
211,090
600,000 2.193%,  6/5/2026
d,g
556,459
282,000 3.091%,  5/14/2032
d,g
232,944
UDR, Inc.
425,000 2.100%,  8/1/2032 321,613
United Wholesale Mortgage, LLC
37,000 5.500%,  11/15/2025
g
35,571
92,000 5.500%,  4/15/2029
g
80,880
UnitedHealth Group, Inc.
228,000 5.875%,  2/15/2053 250,951
342,000 4.750%,  5/15/2052 322,117
472,000 4.625%,  7/15/2035 462,264
USI, Inc./NY
47,000 6.875%,  5/1/2025
g
46,810
Wells Fargo & Company
203,000 3.000%,  4/22/2026 191,045
304,000 3.000%,  10/23/2026 283,364
342,000 3.526%,  3/24/2028
d
319,706
481,000 2.393%,  6/2/2028
d
430,265
236,000 5.574%,  7/25/2029
d
237,251
187,000 5.389%,  4/24/2034
d
185,529
550,000 4.900%,  11/17/2045 483,499
Welltower OP, LLC
450,000 2.050%,  1/15/2029 376,549
Willis North America, Inc.
456,000 4.650%,  6/15/2027 442,269
XHR, LP
59,000 6.375%,  8/15/2025
g
58,006
64,000 4.875%,  6/1/2029
g
55,674
Total 59,995,755
Foreign Government (<0.1%)
NBN Company, Ltd.
375,000 2.625%,  5/5/2031
g
312,293
Total 312,293
Mortgage-Backed Securities (4.5%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
7,127,240 2.500%,  5/1/2051 6,030,373
2,953,956 3.500%,  5/1/2052 2,678,189
3,384,867 4.000%,  5/1/2052 3,187,920
7,780,751 3.500%,  6/1/2052 7,060,304
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
2,402,896 2.500%,  7/1/2030 2,225,459
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
700,000 2.000%,  8/1/2038
c
618,543
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
2,533,543 3.000%,  12/1/2036 2,328,931
2,213,020 3.000%,  8/1/2038 2,031,412
3,092,003 3.500%,  5/1/2040 2,885,622
1,942,960 2.500%,  4/1/2042 1,686,647

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.8%) Value
Mortgage-Backed Securities (4.5%) - continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 7,674,855 3.000%,  1/1/2052 $ 6,744,439
798,801 2.000%,  2/1/2051 649,574
1,247,042 2.000%,  2/1/2051 1,015,541
2,103,183 2.500%,  2/1/2051 1,787,503
3,600,277 2.500%,  2/1/2051 3,050,845
14,017,725 2.000%,  3/1/2051 11,383,091
7,961,568 3.000%,  3/1/2052 6,983,221
9,313,450 2.000%,  4/1/2051 7,566,742
4,656,621 3.000%,  4/1/2051 4,087,527
4,863,139 3.000%,  5/1/2050 4,297,313
1,500,293 2.000%,  5/1/2051 1,216,730
3,711,964 3.000%,  5/1/2051 3,295,514
2,604,088 3.000%,  6/1/2050 2,323,639
1,398,400 5.000%,  6/1/2053 1,374,577
5,535,174 2.500%,  7/1/2051 4,683,799
2,097,767 3.500%,  7/1/2051 1,923,701
3,945,503 3.500%,  8/1/2050 3,629,311
3,071,386 3.500%,  9/1/2052 2,795,029
5,692,203 4.000%,  10/1/2052 5,329,750
1,515,756 2.000%,  11/1/2051 1,229,511
6,128,895 2.000%,  12/1/2050 4,985,702
9,465,715 2.500%,  12/1/2051 8,030,072
4,242,468 4.500%,  12/1/2052 4,090,381
1,800,000 5.500%,  8/1/2042
c
1,787,484
6,700,000 4.000%,  8/1/2048
c
6,254,293
7,700,000 4.500%,  8/1/2048
c
7,371,848
2,950,000 5.000%,  8/1/2048 2,881,666
2,500,000 3.500%,  8/1/2049
c
2,264,990
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
6,248,782 2.500%,  3/1/2062 5,098,403
1,993,733 3.500%,  7/1/2061 1,793,830
2,931,462 4.000%,  12/1/2061 2,736,296
Total 153,395,722
Technology (0.4%)
Advanced Micro Devices, Inc.
228,000 4.393%,  6/1/2052 205,258
Analog Devices, Inc.
700,000 2.950%,  10/1/2051 487,032
Apple, Inc.
400,000 2.650%,  2/8/2051 273,674
795,000 3.750%,  9/12/2047 679,318
AthenaHealth Group, Inc.
164,000 6.500%,  2/15/2030
g
138,959
Black Knight InfoServ, LLC
175,000 3.625%,  9/1/2028
g
160,125
Broadcom, Inc.
75,000 3.469%,  4/15/2034
g
61,516
457,000 3.137%,  11/15/2035
g
350,599
380,000 3.187%,  11/15/2036
g
287,335
275,000 4.926%,  5/15/2037
g
249,874
Cloud Software Group, Inc.
131,000 6.500%,  3/31/2029
g
117,905
46,000 9.000%,  9/30/2029
g
41,200
CommScope Technologies, LLC
267,000 6.000%,  6/15/2025
e,g
242,124
CommScope, Inc.
125,000 7.125%,  7/1/2028
e,g
82,500
Principal
Amount Long-Term Fixed Income (19.8%) Value
Technology (0.4%) - continued
Dell International, LLC/EMC
Corporation
$ 342,000 6.020%,  6/15/2026 $ 346,719
Fiserv, Inc.
250,000 2.250%,  6/1/2027 224,849
370,000 2.650%,  6/1/2030 315,680
198,000 5.600%,  3/2/2033 201,578
Gartner, Inc.
200,000 3.625%,  6/15/2029
g
176,248
230,000 3.750%,  10/1/2030
g
200,491
Global Payments, Inc.
342,000 5.300%,  8/15/2029 335,546
Intel Corporation
226,000 4.875%,  2/10/2026 225,158
226,000 4.875%,  2/10/2028 225,249
Iron Mountain, Inc.
140,000 5.000%,  7/15/2028
g
129,642
190,000 4.875%,  9/15/2029
g
171,384
140,000 5.250%,  7/15/2030
g
126,560
164,000 4.500%,  2/15/2031
g
141,387
KLA Corporation
343,000 3.300%,  3/1/2050 254,253
Mastercard, Inc.
275,000 3.950%,  2/26/2048 238,565
Microchip Technology, Inc.
300,000 0.983%,  9/1/2024 284,736
Microsoft Corporation
208,000 3.041%,  3/17/2062 148,762
410,000 3.700%,  8/8/2046 356,245
NCR Corporation
176,000 5.125%,  4/15/2029
g
157,388
175,000 6.125%,  9/1/2029
g
177,868
NXP BV/NXP Funding, LLC
115,000 5.550%,  12/1/2028 116,331
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
154,000 4.300%,  6/18/2029 145,386
305,000 3.250%,  5/11/2041 222,421
Open Text Corporation
134,000 3.875%,  12/1/2029
g
113,349
175,000 4.125%,  2/15/2030
g
150,019
Oracle Corporation
228,000 6.900%,  11/9/2052 255,440
568,000 6.150%,  11/9/2029 595,608
420,000 3.850%,  7/15/2036 352,615
663,000 4.000%,  7/15/2046 509,776
PTC, Inc.
100,000 3.625%,  2/15/2025
g
96,613
60,000 4.000%,  2/15/2028
g
55,064
Rackspace Technology Global,
Inc.
140,000 5.375%,  12/1/2028
g
38,765
Roper Technologies, Inc.
335,000 1.750%,  2/15/2031 265,400
Seagate HDD Cayman
68,000 8.500%,  7/15/2031
g
70,993
180,475 9.625%,  12/1/2032
g
199,810
Sensata Technologies, Inc.
134,000 3.750%,  2/15/2031
g
113,174
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
50,000 4.625%,  11/1/2026
g
47,242

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.8%) Value
Technology (0.4%) - continued
SS&C Technologies, Inc.
$ 377,000 5.500%,  9/30/2027
g
$ 364,212
Texas Instruments, Inc.
227,000 5.050%,  5/18/2063 224,746
Viavi Solutions, Inc.
118,000 3.750%,  10/1/2029
g
101,261
Visa, Inc.
457,000 2.000%,  8/15/2050 276,853
470,000 2.700%,  4/15/2040 357,655
VMware, Inc.
208,000 4.650%,  5/15/2027 202,729
335,000 2.200%,  8/15/2031 262,588
Total 12,953,777
Transportation (0.2%)
Allegiant Travel Company
106,000 7.250%,  8/15/2027
g
104,574
American Airlines Group, Inc.
40,000 3.750%,  3/1/2025
g
38,044
American Airlines, Inc.
305,000 11.750%,  7/15/2025
g
336,154
84,000 7.250%,  2/15/2028
g
83,395
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
297,917 5.500%,  4/20/2026
g
293,451
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
145,000 5.375%,  3/1/2029
e,g
134,911
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 208,916
235,000 5.750%,  5/1/2040 248,564
230,000 4.450%,  3/15/2043 207,100
Canadian Pacific Railway
Company
228,000 4.700%,  5/1/2048 205,244
CSX Corporation
270,000 3.800%,  4/15/2050 214,751
Delta Air Lines, Inc.
69,000 7.000%,  5/1/2025
g
70,597
29,000 7.375%,  1/15/2026 30,106
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
479,000 4.750%,  10/20/2028
g
463,601
ERAC USA Finance, LLC
227,000 5.400%,  5/1/2053
g
227,423
Hawaiian Brand Intellectual
Property, Ltd.
162,000 5.750%,  1/20/2026
g
152,916
Hertz Corporation
145,000 4.625%,  12/1/2026
g
131,000
174,000 5.000%,  12/1/2029
g
143,740
Mileage Plus Holdings, LLC
456,800 6.500%,  6/20/2027
g
456,775
Norfolk Southern Corporation
795,000 4.450%,  3/1/2033 760,376
Penske Truck Leasing Company,
LP/PTL Finance Corporation
343,000 5.750%,  5/24/2026
g
341,289
Rand Parent, LLC
121,000 8.500%,  2/15/2030
e,g
113,778
Southwest Airlines Company
353,000 2.625%,  2/10/2030 301,999
Principal
Amount Long-Term Fixed Income (19.8%) Value
Transportation (0.2%) - continued
Union Pacific Corporation
$ 455,000 2.973%,  9/16/2062 $ 295,693
United Airlines, Inc.
129,000 4.375%,  4/15/2026
g
122,142
108,000 4.625%,  4/15/2029
g
97,704
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
153,000 6.375%,  2/1/2030
g
129,510
XPO Escrow Sub, LLC
141,000 7.500%,  11/15/2027
g
145,757
Total 6,059,510
U.S. Government & Agencies (7.1%)
U.S. Treasury Bonds
581,000 3.625%,  5/15/2053 542,781
6,200,000 1.625%,  11/15/2050 3,734,773
2,055,000 2.250%,  11/15/2027 1,892,848
9,775,000 3.875%,  12/31/2027 9,626,084
21,400,000 2.875%,  5/15/2028 20,166,992
5,090,000 5.250%,  11/15/2028 5,335,155
10,000,000 1.625%,  8/15/2029 8,695,312
12,370,000 1.500%,  2/15/2030 10,550,740
750,000 0.875%,  11/15/2030 604,189
9,780,000 1.375%,  11/15/2031 8,002,027
10,800,000 4.125%,  11/15/2032 10,924,875
1,175,000 4.375%,  5/15/2040 1,219,567
10,800,000 1.375%,  11/15/2040 7,067,672
560,000 3.000%,  5/15/2042 471,822
700,000 3.875%,  2/15/2043 668,719
15,871,000 2.500%,  5/15/2046 11,895,191
13,950,000 2.875%,  5/15/2049 11,212,857
U.S. Treasury Notes
4,150,000 2.500%,  1/31/2024 4,090,830
18,590,000 3.000%,  6/30/2024 18,189,879
5,990,000 2.125%,  7/31/2024 5,802,345
10,000,000 1.250%,  8/31/2024 9,568,750
5,740,000 2.250%,  11/15/2024 5,524,750
6,340,000 2.125%,  11/30/2024 6,086,152
700,000 1.375%,  1/31/2025 661,992
16,300,000 3.875%,  3/31/2025 15,986,734
4,625,000 0.250%,  8/31/2025 4,208,027
9,100,000 2.625%,  1/31/2026 8,666,684
9,100,000 0.500%,  2/28/2026 8,193,555
23,740,000 2.500%,  2/28/2026 22,519,616
7,450,000 0.500%,  4/30/2027 6,468,113
1,700,000 0.750%,  1/31/2028 1,458,746
10,200,000 3.500%,  1/31/2028 9,893,602
5,400,000 3.625%,  3/31/2028 5,266,688
Total 245,198,067
Utilities (0.3%)
AES Corporation
456,000 3.950%,  7/15/2030
g
413,161
Ameren Illinois Company
257,000 4.500%,  3/15/2049 230,412
American Electric Power
Company, Inc.
198,000 5.625%,  3/1/2033 201,581
Appalachian Power Company
155,000 3.300%,  6/1/2027 144,108
Berkshire Hathaway Energy
Company
265,000 4.500%,  2/1/2045 227,756

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.8%) Value
Utilities (0.3%) - continued
Calpine Corporation
$ 131,000 4.500%,  2/15/2028
g
$ 120,244
CenterPoint Energy Resources
Corporation
400,000 1.750%,  10/1/2030 320,333
CenterPoint Energy, Inc.
107,000 4.250%,  11/1/2028 100,059
Commonwealth Edison Company
290,000 3.700%,  3/1/2045 229,185
Consolidated Edison Company of
New York, Inc.
114,000 4.500%,  12/1/2045 98,325
425,000 4.125%,  5/15/2049 343,345
Consumers Energy Company
380,000 4.350%,  4/15/2049 330,824
DTE Electric Company
215,000 3.700%,  3/15/2045 169,257
245,000 3.700%,  6/1/2046 188,616
Duke Energy Carolinas, LLC
435,000 3.700%,  12/1/2047 336,824
Duke Energy Florida, LLC
210,000 3.200%,  1/15/2027 198,799
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 236,351
Edison International
325,000 5.750%,  6/15/2027 327,117
Eversource Energy
284,000 4.750%,  5/15/2026 279,860
Exelon Corporation
265,000 4.700%,  4/15/2050 233,698
459,000 4.450%,  4/15/2046 392,789
FirstEnergy Corporation
285,000 5.100%,  7/15/2047 258,438
Georgia Power Company
193,000 4.950%,  5/17/2033 190,162
ITC Holdings Corporation
152,000 5.300%,  7/1/2043 141,921
Jersey Central Power & Light
Company
275,000 2.750%,  3/1/2032
g
226,829
National Rural Utilities Cooperative
Finance Corporation
153,000 3.700%,  3/15/2029 142,302
NextEra Energy Capital Holdings,
Inc.
285,000 6.051%,  3/1/2025 287,067
NextEra Energy Operating
Partners, LP
225,000 3.875%,  10/15/2026
g
209,197
NiSource Finance Corporation
435,000 5.650%,  2/1/2045 431,323
NRG Energy, Inc.
49,000 3.375%,  2/15/2029
g
40,453
342,000 4.450%,  6/15/2029
g
304,148
65,000 5.250%,  6/15/2029
g
58,661
Pacific Gas and Electric Company
265,000 3.300%,  12/1/2027 235,850
195,000 4.550%,  7/1/2030 177,122
PacifiCorp
230,000 5.500%,  5/15/2054 209,278
PG&E Corporation
151,000 5.000%,  7/1/2028 139,696
Principal
Amount Long-Term Fixed Income (19.8%) Value
Utilities (0.3%) - continued
PPL Electric Utilities Corporation
$ 234,000 3.950%,  6/1/2047 $ 192,986
Public Service Company of
Colorado
342,000 4.500%,  6/1/2052 294,463
San Diego Gas & Electric
Company
540,000 4.150%,  5/15/2048 448,600
Southern California Edison
Company
320,000 4.000%,  4/1/2047 256,578
Southern Company
456,000 5.113%,  8/1/2027 451,712
Southern Company Gas Capital
Corporation
190,000 4.400%,  5/30/2047 156,856
Southwestern Electric Power
Company
190,000 3.900%,  4/1/2045 144,067
Talen Energy Supply, LLC
112,000 8.625%,  6/1/2030
g
116,243
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
g
218,086
Virginia Electric and Power
Company
375,000 4.600%,  12/1/2048 332,607
Vistra Operations Company, LLC
325,000 5.125%,  5/13/2025
g
317,254
269,000 5.000%,  7/31/2027
g
253,420
Xcel Energy, Inc.
256,000 4.600%,  6/1/2032 242,177
Total 11,600,140
Total Long-Term Fixed Income
(cost $744,937,533) 681,850,689
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
5,680,827 Thrivent Cash Management Trust 5,680,827
Total Collateral Held for
Securities Loaned
(cost $5,680,827) 5,680,827
Shares or
Principal
Amount Short-Term Investments ( 12.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.250%, 8/9/2023
m,n
99,887
500,000 5.150%, 8/15/2023
m,n
499,015
1,200,000 5.087%, 8/16/2023
m,n
1,197,468
2,500,000 4.870%, 8/18/2023
m,n
2,494,023
300,000 5.070%, 9/6/2023
m,n
298,475
5,600,000 5.090%, 9/13/2023
m,n
5,566,005
2,500,000 5.120%, 9/19/2023
m,n
2,482,713
400,000 5.200%, 9/22/2023
m,n
397,065
3,700,000 5.270%, 10/25/2023
m,n
3,655,609
Federal National Mortgage
Association Discount Notes
7,700,000 4.860%, 9/18/2023
m,n
7,647,840

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (12.1%) Value
Thrivent Core Short-Term Reserve
Fund
39,045,958 5.550% $ 390,459,584
Total Short-Term Investments
(cost $414,667,015) 414,797,684
Total Investments (cost
$3,001,987,577) 100.7% $3,465,681,639
Other Assets and Liabilities, Net
(0.7%) (24,332,369)
Total Net Assets 100.0% $3,441,349,270
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b All or a portion of the loan is unfunded.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes variable rate securities. The rate shown is as of
July 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e All or a portion of the security is on loan.
f Non-income producing security.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2023, the value of these investments was $112,496,864 or 3.3% of
total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2023.
i Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
j All or a portion of the security is insured or guaranteed.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Defaulted security.  Interest is not being accrued.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Fund as of July 31, 2023 was $334,314 or
0.01% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of July 31, 2023.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 520,889
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of July 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 3,065,492
Common Stock 2,439,568
Total lending $5,505,060
Gross amount payable upon return of
collateral for securities loaned $5,680,827
Net amounts due to counterparty $175,767
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,632,446 – 1,632,446 –
Capital Goods 4,407,474 – 4,407,474 –
Communications Services 6,030,803 – 6,030,803 –
Consumer Cyclical 8,062,256 – 8,062,256 –
Consumer Non-Cyclical 6,038,159 – 6,038,159 –
Energy 1,020,478 – 1,020,478 –
Financials 3,354,090 – 3,354,090 –
Technology 9,127,426 – 9,127,426 –
Transportation 2,498,309 – 2,498,309 –
Utilities 333,591 – 333,591 –
Registered Investment Companies
U.S. Affiliated 1,263,173,564 1,263,173,564 – –
U.S. Unaffiliated 16,678,284 16,678,284 – –
Common Stock
Communications Services 44,924,015 44,918,144 5,871 –
Consumer Discretionary 76,690,561 76,690,561 – –
Consumer Staples 39,292,884 39,292,884 – –
Energy 36,013,121 36,013,121 – –
Financials 111,286,459 111,286,459 – –
Health Care 106,527,426 106,527,426 – –
Industrials 103,056,778 101,760,266 1,296,512 –
Information Technology 152,227,808 149,679,126 2,548,682 –
Materials 26,921,865 26,683,463 238,402 –
Real Estate 31,613,863 31,613,863 – –
Utilities 19,503,640 19,503,640 – –
Long-Term Fixed Income
Asset-Backed Securities 29,177,409 – 29,177,409 –
Basic Materials 4,987,168 – 4,987,168 –
Capital Goods 13,397,203 – 13,397,203 –
Collateralized Mortgage Obligations 32,947,498 – 32,947,498 –
Commercial Mortgage-Backed Securities 29,582,804 – 29,582,804 –
Communications Services 19,783,105 – 19,783,105 –
Consumer Cyclical 20,991,775 – 20,991,775 –
Consumer Non-Cyclical 24,535,702 – 24,535,702 –
Energy 16,932,761 – 16,932,761 –
Financials 59,995,755 – 59,995,755 –
Foreign Government 312,293 – 312,293 –
Mortgage-Backed Securities 153,395,722 – 153,395,722 –
Technology 12,953,777 – 12,953,777 –
Transportation 6,059,510 – 6,059,510 –
U.S. Government & Agencies 245,198,067 – 245,198,067 –
Utilities 11,600,140 – 11,600,140 –
Short-Term Investments 24,338,100 – 24,338,100 –
Subtotal Investments in Securities $2,776,604,089 $2,023,820,801 $752,783,288 $–
Other Investments  * Total
Affiliated Short-Term Investments 390,459,584
U.S. Affiliated Registered Investment Cos. 292,937,139
Collateral Held for Securities Loaned 5,680,827
Subtotal Other Investments $689,077,550
Total Investments at Value $3,465,681,639
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
at
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Moderate Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 30,805,653 30,805,653 – –
Total Asset Derivatives $30,805,653 $30,805,653 $– $–
Liability Derivatives
Futures Contracts 23,521,850 23,521,850 – –
Total Liability Derivatives $23,521,850 $23,521,850 $– $–
The following table presents Moderate Allocation Fund's futures contracts held as of July 31, 2023. Investments and/or cash totaling $24,338,100 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 167 September 2023 $ 19,106,306 ( $ 501,463)
CBOT 2-Yr. U.S. Treasury Note 403 September 2023 82,823,837 (1,002,243)
CBOT 5-Yr. U.S. Treasury Note 360 September 2023 39,345,005 (889,693)
CBOT U.S. Long Bond 278 September 2023 35,352,398 (758,773)
CME E-mini S&P 500 Index 2,249 September 2023 488,297,192 30,603,333
CME Ultra Long Term U.S. Treasury Bond 219 September 2023 29,557,085 (601,179)
ICE mini MSCI EAFE Index 39 September 2023 4,168,673 132,637
Ultra 10-Yr. U.S. Treasury Note 84 September 2023 10,071,046 (244,358)
Total Futures Long Contracts $ 708,721,542 $ 26,738,261
CME E-mini Russell 2000 Index (1,097) September 2023 ( $ 104,298,629) ( $ 6,147,331)
CME E-mini S&P Mid-Cap 400 Index (641) September 2023 (165,428,354) (10,423,586)
CME Euro Foreign Exchange Currency (240) September 2023 (32,497,474) (576,026)
Eurex Euro STOXX 50 Index (693) September 2023 (32,911,983) (1,345,609)
ICE US mini MSCI Emerging Markets Index (447) September 2023 (22,532,016) (1,031,589)
Ultra 10-Yr. U.S. Treasury Note (24) September 2023 (2,877,308) 69,683
Total Futures Short Contracts ( $ 360,545,764) ($19,454,458)
Total Futures Contracts $ 348,175,778 $7,283,803

Moderate Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $52,770 $2,580 $– $60,770 7,791 1.8%
Core Emerging Markets Equity 15,143 624 – 19,113 2,114 0.6
Core International Equity 9,129 249 – 11,446 1,132 0.3
Core Low Volatility Equity 88,716 8,876 – 95,262 8,107 2.8
Core Mid Cap Value — 43,020 – 48,077 4,570 1.4
Core Small Cap Value 55,375 664 – 58,269 5,989 1.7
Global Stock, Class S 61,951 2,176 – 74,326 2,788 2.2
High Yield, Class S 38,588 1,758 – 41,429 10,129 1.2
Income, Class S 111,668 3,512 – 121,409 15,272 3.5
International Allocation, Class S 122,829 2,811 19,000 132,863 13,013 3.9
Large Cap Growth, Class S 228,266 16,301 – 299,293 17,689 8.7
Large Cap Value, Class S 275,378 16,909 – 304,368 10,941 8.8
Limited Maturity Bond, Class S 65,534 1,481 – 68,651 5,750 2.0
Mid Cap Stock, Class S 154,663 4,260 – 174,321 5,015 5.0
Small Cap Stock, Class S 42,529 3,693 – 46,514 1,596 1.3
Total U.S. Affiliated Registered Investment
Companies 1,322,539 1,556,111 45.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% 313,197 562,094 484,831 390,460 39,046 11.3
Total Affiliated Short-Term Investments 313,197 390,460 11.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   23,624 233,103 251,046 5,681 5,681 0.2
Total Collateral Held for Securities Loaned 23,624 5,681 0.2
Total Value $1,659,360 $1,952,252
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 7/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $5,420 $– $2,580
Core Emerging Markets Equity – 3,346 – 624
Core International Equity – 2,068 – 248
Core Low Volatility Equity Fund – (2,330) 7,086 1,791
Core Mid Cap Value – 5,057 – –
Core Small Cap Value – 2,230 – 665
Global Stock, Class S – 10,199 1,353 823
High Yield, Class S – 1,083 – 1,758
Income, Class S – 6,229 – 3,514
International Allocation, Class S (3,278) 29,501 – 2,812
Large Cap Growth, Class S – 54,726 16,301 –
Large Cap Value, Class S – 12,081 11,880 5,029
Limited Maturity Bond, Class S – 1,636 – 1,480
Mid Cap Stock, Class S – 15,398 3,691 569
Small Cap Stock, Class S – 292 3,515 178
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% – – – 13,540
Total Income/Non Income Cash from Affiliated Investments $35,611
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 59
Total Affiliated Income from Securities Loaned, Net $59
Total ($3,278) $146,936 $43,826

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.6% )
a
Value
Basic Materials (<0.1%)
Arsenal AIC Parent, LLC, Term
Loan
$ 76,687
0.000%,  (TSFR1M +
4.500%), 7/27/2030
b,c,d
$ 76,607
Asplundh Tree Expert, LLC, Term
Loan
157,783
7.169%,  (LIBOR 1M +
1.750%), 9/4/2027
d
157,598
Grinding Media, Inc., Term Loan
90,311
9.530%,  (LIBOR 1M +
4.000%), 10/12/2028
d
88,279
Hyperion Materials &
Technologies, Inc., Term Loan
79,991
9.704%,  (LIBOR 3M +
4.250%), 8/30/2028
d
79,591
INEOS US Petrochem, LLC, Term
Loan
235,200
8.183%,  (LIBOR 1M +
2.750%), 1/29/2026
d
232,921
Nouryon USA, LLC, Term Loan
164,758
8.068%,  (LIBOR 3M +
2.750%), 10/1/2025
d
164,140
Spectrum Group Buyer, Inc., Term
Loan
81,640
11.953%,  (TSFR1M +
6.500%), 5/19/2028
d
78,034
Total 877,170
Capital Goods (0.1%)
Ali Group North America
Corporation, Term Loan
122,216
7.433%,  (TSFR1M +
2.000%), 7/22/2029
d
122,178
Berry Global, Inc., Term Loan
147,446
7.280%,  (LIBOR 1M +
1.750%), 7/1/2026
d
147,285
Brookfield WEC Holdings, Inc.,
Term Loan
196,489
8.183%,  (LIBOR 1M +
2.750%), 8/1/2025
d
196,103
BW Holding, Inc., Term Loan
85,153
9.414%,  (LIBOR 1M +
4.000%), 12/14/2028
d
77,428
Charter Next Generation, Inc.,
Term Loan
149,678
9.183%,  (LIBOR 1M +
3.750%), 12/1/2027
d
148,909
Clydesdale Acquisition Holdings,
Inc., Term Loan
227,278
9.594%,  (TSFR1M +
4.175%), 4/13/2029
d
225,026
Cornerstone Building Brands, Inc.,
Term Loan
213,906
8.572%,  (LIBOR 1M +
3.250%), 4/12/2028
d
206,340
Emerald Debt Merger Sub, LLC,
Term Loan
168,591
8.264%,  (TSFR1M +
3.000%), 5/31/2030
d
168,571
Foley Products Company, LLC,
Term Loan
80,184
10.142%,  (SOFRRATE +
4.750%), 2/16/2029
d
79,282
Principal
Amount Bank Loans (0.6%)
a
Value
Capital Goods (0.1%) - continued
Ingersoll-Rand Services Company,
Term Loan
$ 131,977
7.169%,  (LIBOR 1M +
1.750%), 2/28/2027
d
$ 131,862
Quikrete Holdings, Inc., Term Loan
58,545
8.058%,  (LIBOR 1M +
2.625%), 1/31/2027
d
58,441
202,438
8.433%,  (LIBOR 1M +
3.000%), 3/18/2029
d
202,500
Smyrna Ready Mix Concrete, LLC,
Term Loan
160,654
9.669%,  (TSFR1M +
4.250%), 4/1/2029
d
160,555
TK Elevator U.S. Newco, Inc., Term
Loan
133,990
8.160%,  (LIBOR 6M +
3.500%), 7/31/2027
d
133,405
TransDigm, Inc., Term Loan
353,898
8.492%,  (TSFR1M +
3.250%), 8/24/2028
b,c,d
354,008
Vertiv Group Corporation, Term
Loan
133,969
7.977%,  (LIBOR 1M +
2.750%), 3/2/2027
d
133,923
Total 2,545,816
Communications Services (0.1%)
Altice France SA/France, Term
Loan
274,593
10.808%,  (TSFR1M +
5.500%), 8/31/2028
d
225,853
CCI Buyer, Inc., Term Loan
106,185
9.242%,  (LIBOR 3M +
4.000%), 12/17/2027
d
103,818
Cengage Learning, Inc., Term
Loan
87,730
10.323%,  (LIBOR 3M +
4.750%), 7/14/2026
d
86,714
Charter Communications
Operating, LLC, Term Loan
330,425
7.115%,  (LIBOR 1M +
1.750%), 2/1/2027
d
327,907
Clear Channel Outdoor Holdings,
Inc., Term Loan
244,680
9.131%,  (LIBOR 3M +
3.500%), 8/23/2026
d
236,613
Crown Subsea Communications
Holding, Inc., Term Loan
80,600
10.227%,  (LIBOR 1M +
5.000%), 4/27/2027
d
80,651
112,056
10.477%,  (TSFR1M +
5.250%), 4/27/2027
d
112,103
CSC Holdings, LLC, Term Loan
122,183
7.836%,  (LIBOR 1M +
2.500%), 4/15/2027
d
106,255
DIRECTV Financing, LLC, Term
Loan
305,707
10.433%,  (LIBOR 1M +
5.000%), 8/2/2027
d
303,463
Intelsat Jackson Holdings SA,
Term Loan
158,655
9.443%,  (TSFR6M +
4.250%), 2/1/2029
d
158,236

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.6%)
a
Value
Communications Services (0.1%) - continued
Level 3 Financing, Inc., Term Loan
$ 138,000
7.183%,  (LIBOR 1M +
1.750%), 3/1/2027
d
$ 129,476
Lumen Technologies, Inc., Term
Loan
170,042
7.683%,  (LIBOR 3M +
2.250%), 3/15/2027
d
118,243
McGraw-Hill Education, Inc., Term
Loan
107,500
0.000%,  (LIBOR 1M +
4.750%), 7/30/2028
b,c,d
104,302
MH Sub I, LLC, Term Loan
201,288
9.569%,  (TSFR1M +
4.250%), 5/3/2028
d
193,802
NEP Group, Inc., Term Loan
87,711
8.683%,  (LIBOR 1M +
3.250%), 10/20/2025
d
80,716
Playtika Holding Corporation, Term
Loan
106,185
8.183%,  (LIBOR 1M +
2.750%), 3/11/2028
d
105,715
Radiate Holdco, LLC, Term Loan
175,687
8.683%,  (LIBOR 1M +
3.250%), 9/25/2026
d
147,547
RLG Holdings, LLC, Term Loan
85,151
9.683%,  (LIBOR 1M +
4.250%), 7/8/2028
d
81,654
SBA Senior Finance II, LLC, Term
Loan
260,940
7.169%,  (LIBOR 1M +
1.750%), 4/11/2025
d
260,601
UPC Financing Partnership, Term
Loan
81,000
8.261%,  (LIBOR 1M +
2.925%), 1/31/2029
d
78,813
Virgin Media Bristol, LLC, Term
Loan
200,000
7.836%,  (LIBOR 1M +
2.500%), 1/31/2028
d
194,550
Zayo Group Holdings, Inc., Term
Loan
169,000
8.433%,  (LIBOR 1M +
3.000%), 3/9/2027
d
128,369
Ziggo Financing Partnership, Term
Loan
135,000
7.836%,  (LIBOR 1M +
2.500%), 4/30/2028
d
131,175
Total 3,496,576
Consumer Cyclical (0.1%)
1011778 B.C., ULC, Term Loan
327,455
7.183%,  (LIBOR 1M +
1.750%), 11/19/2026
d
325,051
AlixPartners, LLP, Term Loan
93,284
8.183%,  (LIBOR 1M +
2.750%), 2/4/2028
d
93,110
Allied Universal Holdco, LLC, Term
Loan
327,500
9.169%,  (LIBOR 1M +
3.750%), 5/14/2028
d
315,163
Alterra Mountain Company, Term
Loan
103,212
8.933%,  (LIBOR 1M +
3.500%), 8/17/2028
d
102,997
Principal
Amount Bank Loans (0.6%)
a
Value
Consumer Cyclical (0.1%) - continued
Arches Buyer, Inc., Term Loan
$ 56,418
8.669%,  (LIBOR 1M +
3.250%), 12/6/2027
d
$ 54,620
Caesars Entertainment, Inc., Term
Loan
206,483
8.669%,  (TSFR1M +
3.250%), 2/6/2030
d
206,342
Carnival Corporation, Term Loan
166,146
8.433%,  (LIBOR 1M +
3.000%), 6/30/2025
d
165,897
94,282
8.683%,  (LIBOR 1M +
3.250%), 10/18/2028
d
93,870
Clarios Global, LP, Term Loan
181,159
9.069%,  (TSFR1M +
3.750%), 5/4/2030
d
180,978
Delta 2 Lux SARL, Term Loan
195,000
8.319%,  (TSFR1M +
3.000%), 1/15/2030
d
195,000
Ensemble RCM, LLC, Term Loan
74,806
9.219%,  (TSFR1M +
3.750%), 8/1/2026
b,c,d
74,689
Fertitta Entertainment, LLC/NV,
Term Loan
80,389
9.319%,  (TSFR1M +
4.000%), 1/27/2029
d
79,450
First Brands Group, LLC, Term
Loan
104,466
10.881%,  (TSFR6M +
5.000%), 3/30/2027
d
103,138
Go Daddy Operating Company,
LLC, Term Loan
129,350
7.819%,  (TSFR1M +
2.500%), 11/10/2029
d
129,463
Great Outdoors Group, LLC, Term
Loan
183,598
9.183%,  (LIBOR 1M +
3.750%), 3/5/2028
d
182,881
Harbor Freight Tools USA, Inc.,
Term Loan
162,745
8.183%,  (LIBOR 1M +
2.750%), 10/19/2027
d
161,134
Hilton Worldwide Finance, LLC,
Term Loan
198,000
7.148%,  (LIBOR 1M +
1.750%), 6/21/2026
d
197,703
IRB Holding Corporation, Term
Loan
189,043
8.419%,  (TSFR1M +
3.000%), 12/15/2027
d
187,908
PetSmart, LLC, Term Loan
258,025
9.169%,  (LIBOR 1M +
3.750%), 2/12/2028
d
257,609
Pilot Travel Centers, LLC, Term
Loan
221,172
7.419%,  (TSFR1M +
2.000%), 8/6/2028
d
220,738
Prime Security Services Borrower,
LLC, Term Loan
267,944
7.978%,  (LIBOR 1M +
2.750%), 9/23/2026
d
267,497
Scientific Games Holdings, LP,
Term Loan
133,988
8.768%,  (TSFR1M +
3.500%), 4/4/2029
d
132,209

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.6%)
a
Value
Consumer Cyclical (0.1%) - continued
Scientific Games International,
Inc., Term Loan
$ 198,496
8.302%,  (TSFR1M +
3.000%), 4/14/2029
d
$ 197,907
Staples, Inc., Term Loan
84,267
9.799%,  (LIBOR 3M +
4.500%), 9/12/2024
d
82,988
127,095
10.299%,  (LIBOR 3M +
5.000%), 4/12/2026
d
108,899
Stars Group Holdings BV, Term
Loan
77,409
7.754%,  (LIBOR 3M +
2.250%), 7/21/2026
d
77,312
UFC Holdings, LLC, Term Loan
129,542
8.369%,  (LIBOR 3M +
2.750%), 4/29/2026
d
129,308
Total 4,323,861
Consumer Non-Cyclical (0.1%)
AI Aqua Merger Sub, Inc., Term
Loan
211,613
8.944%,  (TSFR1M +
3.750%), 7/30/2028
d
208,650
Alltech, Inc., Term Loan
79,990
9.433%,  (LIBOR 1M +
4.000%), 10/15/2028
d
77,091
Amneal Pharmaceuticals, LLC,
Term Loan
130,000
8.933%,  (LIBOR 1M +
3.500%), 5/4/2025
b,c,d
123,337
Aramark Services, Inc., Term Loan
88,653
7.933%,  (TSFR1M +
2.500%), 6/22/2030
d
88,321
Bausch + Lomb Corporation, Term
Loan
206,436
8.592%,  (TSFR1M +
3.250%), 5/10/2027
d
201,457
DaVita, Inc., Term Loan
66,647
7.183%,  (LIBOR 1M +
1.750%), 8/12/2026
d
65,809
Elanco Animal Health, Inc., Term
Loan
104,772
6.963%,  (LIBOR 1M +
1.750%), 8/1/2027
d
103,100
Froneri U.S., Inc., Term Loan
201,443
7.669%,  (LIBOR 3M +
2.250%), 1/31/2027
d
200,413
Gainwell Acquisition Corporation,
Term Loan
283,546
9.342%,  (LIBOR 3M +
4.000%), 10/1/2027
d
278,513
ICON Luxembourg SARL, Term
Loan
226,499
7.754%,  (LIBOR 3M +
2.250%), 7/1/2028
d
226,576
Jazz Financing Lux SARL, Term
Loan
260,786
8.933%,  (LIBOR 1M +
3.500%), 5/5/2028
d
260,459
LifePoint Health, Inc., Term Loan
205,000
9.377%,  (LIBOR 3M +
3.750%), 11/16/2025
b,c,d
201,989
Principal
Amount Bank Loans (0.6%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
Medline Borrower, LP, Term Loan
$ 477,374
8.683%,  (LIBOR 1M +
3.250%), 10/21/2028
d
$ 472,166
Organon & Company, Term Loan
239,455
8.257%,  (LIBOR 1M +
3.000%), 6/2/2028
d
238,437
Packaging Coordinators Midco,
Inc., Term Loan
80,588
9.004%,  (LIBOR 3M +
3.500%), 11/30/2027
d
79,845
Phoenix Newco, Inc., Term Loan
184,340
8.683%,  (LIBOR 1M +
3.250%), 11/15/2028
b,c,d
183,457
PRA Health Sciences, Inc., Term
Loan
56,433
7.754%,  (LIBOR 3M +
2.250%), 7/1/2028
d
56,452
Reynolds Consumer Products,
LLC, Term Loan
157,603
7.169%,  (LIBOR 1M +
1.750%), 2/4/2027
d
157,238
Select Medical Corporation, Term
Loan
133,000
8.319%,  (TSFR1M +
3.100%), 3/6/2027
d
132,667
Sotera Health Holdings, LLC, Term
Loan
167,500
8.183%,  (LIBOR 3M +
2.750%), 12/11/2026
d
165,616
Total 3,521,593
Energy (<0.1%)
Buckeye Partners, LP, Term Loan
131,985
7.669%,  (LIBOR 1M +
2.250%), 11/1/2026
d
131,607
CQP Holdco, LP, Term Loan
267,950
8.919%,  (LIBOR 1M +
3.500%), 6/4/2028
d
267,671
GIP II Blue Holding, LP, Term Loan
62,570
9.933%,  (LIBOR 3M +
4.500%), 9/29/2028
d
62,678
GIP III Stetson I, LP, Term Loan
73,882
9.669%,  (LIBOR 1M +
4.250%), 7/18/2025
d
73,845
Oryx Midstream Services Permian
Basin, LLC, Term Loan
61,681
8.505%,  (LIBOR 3M +
3.250%), 10/5/2028
d
61,643
Total 597,444
Financials (0.1%)
Acrisure, LLC, Term Loan
124,039
8.933%,  (LIBOR 1M +
3.500%), 2/15/2027
d
120,706
Alliant Holdings Intermediate, LLC,
Term Loan
51,605
8.722%,  (TSFR1M +
3.500%), 11/6/2027
d
51,476
AmWINS Group, Inc., Term Loan
198,474
7.683%,  (LIBOR 1M +
2.250%), 2/19/2028
d
197,607
Asurion, LLC, Term Loan
160,416
8.788%,  (LIBOR 3M +
3.250%), 12/23/2026
d
156,026

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.6%)
a
Value
Financials (0.1%) - continued
$ 107,525
8.788%,  (LIBOR 3M +
3.250%), 7/31/2027
d
$ 102,653
23,423
0.000%,  (TSFR1M +
4.350%), 8/19/2028
b,c,d
22,428
Edelman Financial Engines Center,
LLC, Term Loan
54,582
9.183%,  (LIBOR 1M +
3.750%), 4/7/2028
d
53,732
First Eagle Holdings, Inc., Term
Loan
54,564
8.038%,  (LIBOR 3M +
2.500%), 2/2/2027
d
53,780
FleetCor Technologies Operating
Company, LLC, Term  Loan
106,188
7.169%,  (LIBOR 1M +
1.750%), 4/30/2028
d
105,452
Focus Financial Partners, LLC,
Term Loan
89,549
8.569%,  (TSFR1M +
3.250%), 6/30/2028
d
89,278
Howden Group Holdings, Ltd.,
Term Loan
54,580
8.688%,  (LIBOR 1M +
3.250%), 11/12/2027
d
54,078
HUB International, Ltd., Term Loan
237,500
9.584%,  (TSFR1M +
4.250%), 6/20/2030
b,c,d
238,390
Hudson River Trading, LLC, Term
Loan
56,566
8.631%,  (TSFR1M +
3.000%), 3/18/2028
d
55,391
Jane Street Group, LLC, Term
Loan
106,183
8.183%,  (LIBOR 1M +
2.750%), 1/26/2028
d
105,818
Sedgwick Claims Management
Services, Inc., Term Loan
87,281
9.069%,  (TSFR1M +
3.750%), 2/24/2028
d
86,884
Trans Union, LLC, Term Loan
170,391
7.683%,  (LIBOR 1M +
2.250%), 12/1/2028
d
170,036
USI, Inc./NY, Term Loan
196,515
8.992%,  (TSFR1M +
3.750%), 11/22/2029
d
196,344
VFH Parent, LLC, Term Loan
80,190
8.405%,  (TSFR1M +
3.000%), 1/13/2029
d
79,629
Total 1,939,708
Technology (0.1%)
Amentum Government Services
Holdings, LLC, Term  Loan
132,000
9.222%,  (TSFR1M +
4.000%), 2/15/2029
d
127,380
AthenaHealth Group, Inc., Delayed
Draw
43,975
0.000%,  (TSFR1M +
3.500%), 2/15/2029
b,c,d
42,617
AthenaHealth Group, Inc., Term
Loan
357,058
8.805%,  (PRIME + 3.500%),
2/15/2029
b,c,d
346,036
Principal
Amount Bank Loans (0.6%)
a
Value
Technology (0.1%) - continued
Boxer Parent Company, Inc., Term
Loan
$ 201,222
9.183%,  (LIBOR 1M +
3.750%), 10/2/2025
d
$ 200,645
Central Parent, Inc., Term Loan
235,815
9.492%,  (TSFR3M +
4.250%), 7/6/2029
d
235,805
Cloud Software Group, Inc., Term
Loan
202,501
9.842%,  (TSFR3M +
4.500%), 3/30/2029
b,c,d
193,663
Coherent Corporation, Term Loan
121,915
8.183%,  (LIBOR 3M +
2.750%), 7/1/2029
d
121,640
CommScope, Inc., Term Loan
79,793
8.683%,  (LIBOR 1M +
3.250%), 4/4/2026
d
74,168
CoreLogic, Inc., Term Loan
106,458
8.933%,  (LIBOR 1M +
3.500%), 6/2/2028
d
97,625
Cornerstone OnDemand, Inc.,
Term Loan
144,900
9.254%,  (LIBOR 1M +
3.750%), 10/15/2028
d
133,625
Dcert Buyer, Inc., Term Loan
159,762
9.264%,  (LIBOR 6M +
4.000%), 10/16/2026
d
158,988
Dun & Bradstreet Corporation,
Term Loan
157,752
8.666%,  (TSFR1M +
3.250%), 2/8/2026
d
157,555
Entegris, Inc., Term Loan
115,487
8.014%,  (TSFR1M +
2.750%), 7/6/2029
d
115,599
Gen Digital, Inc., Term Loan
152,495
7.419%,  (TSFR1M +
2.000%), 9/12/2029
d
151,896
Genesys Cloud Services Holdings
II, LLC, Term Loan
131,985
9.433%,  (LIBOR 1M +
4.000%), 12/1/2027
d
131,738
Hyland Software, Inc., Term Loan
131,961
8.933%,  (LIBOR 1M +
3.500%), 7/1/2024
d
131,397
Informatica, LLC, Term Loan
131,997
8.183%,  (LIBOR 1M +
2.750%), 10/29/2028
d
131,091
Ingram Micro, Inc., Term Loan
98,319
9.038%,  (LIBOR 3M +
3.500%), 7/2/2028
d
97,926
Magenta Buyer, LLC, Term Loan
141,917
10.631%,  (LIBOR 3M +
5.000%), 7/27/2028
d
106,950
McAfee Corporation, Term Loan
270,947
8.963%,  (TSFR1M +
3.750%), 3/1/2029
d
261,657
Mitchell International, Inc., Term
Loan
164,749
9.183%,  (LIBOR 1M +
3.750%), 10/15/2028
d
162,002
MKS Instruments, Inc., Term Loan
237,208
8.155%,  (TSFR1M +
2.750%), 8/17/2029
d
236,541

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.6%)
a
Value
Technology (0.1%) - continued
Open Text Corporation, Term Loan
$ 203,975
8.919%,  (TSFR1M +
3.500%), 1/31/2030
d
$ 204,179
Peraton Corporation, Term Loan
410,256
9.169%,  (LIBOR 1M +
3.750%), 2/1/2028
d
406,412
Polaris Newco, LLC, Term Loan
237,189
9.538%,  (LIBOR 3M +
4.000%), 6/4/2028
d
223,589
Proofpoint, Inc., Term Loan
175,662
8.683%,  (LIBOR 1M +
3.250%), 8/31/2028
d
172,905
RealPage, Inc., Term Loan
133,977
8.433%,  (LIBOR 1M +
3.000%), 4/22/2028
d
131,507
SS&C Technologies, Inc., Term
Loan
21,365
7.183%,  (LIBOR 1M +
1.750%), 4/16/2025
d
21,345
22,524
7.183%,  (LIBOR 1M +
1.750%), 4/16/2025
d
22,503
79,254
7.183%,  (LIBOR 1M +
1.750%), 4/16/2025
d
79,165
Tempo Acquisition, LLC, Term
Loan
129,018
8.319%,  (TSFR1M +
3.000%), 8/31/2028
d
129,149
UKG, Inc., Term Loan
280,861
8.618%,  (LIBOR 2M +
3.250%), 5/3/2026
d
279,143
Verscend Holding Corporation,
Term Loan
193,262
9.433%,  (LIBOR 1M +
4.000%), 8/27/2025
d
192,940
Total 5,279,381
Transportation (<0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
303,810
10.338%,  (LIBOR 3M +
4.750%), 4/20/2028
d
314,316
Air Canada, Term Loan
249,810
8.839%,  (LIBOR 3M +
3.500%), 8/11/2028
d
249,498
Brown Group Holding, LLC, Term
Loan
106,132
7.919%,  (LIBOR 1M +
2.500%), 6/7/2028
d
105,158
Genesee & Wyoming, Inc., Term
Loan
133,961
7.342%,  (LIBOR 3M +
2.000%), 12/30/2026
d
133,794
Mileage Plus Holdings, LLC, Term
Loan
132,000
10.764%,  (LIBOR 3M +
5.250%), 6/20/2027
d
137,514
SkyMiles IP, Ltd., Term Loan
238,850
9.076%,  (LIBOR 3M +
3.750%), 10/20/2027
d
248,132
United Airlines, Inc., Term Loan
175,645
9.292%,  (LIBOR 3M +
3.750%), 4/21/2028
d
175,685
Total 1,364,097
Principal
Amount Bank Loans (0.6%)
a
Value
Utilities (<0.1%)
Calpine Construction Finance
Company, LP, Term Loan
$ 99,291
0.000%,  (TSFR1M +
2.250%), 7/20/2030
b,c,d
$ 98,522
PG&E Corporation, Term Loan
193,107
8.433%,  (LIBOR 1M +
3.000%), 6/23/2025
d
192,437
Total 290,959
Total Bank Loans
(cost $24,238,772) 24,236,605
Shares
Registered Investment
Companies ( 54.0% ) Value
U.S. Affiliated  (53.5%)
4,512,156 Thrivent Core Emerging Markets
Debt Fund 35,194,815
7,214,053 Thrivent Core Emerging Markets
Equity Fund 65,215,040
7,553,235 Thrivent Core International Equity
Fund 76,363,209
11,745,784 Thrivent Core Low Volatility Equity
Fund 138,012, 965
5,949,930 Thrivent Core Mid Cap Value Fund 62,593,268
7,135,078 Thrivent Core Small Cap Value
Fund 69,424,313
7,127,937 Thrivent Global Stock Fund, Class
S 190,030,790
5,789,886 Thrivent High Yield Fund, Class S 23,680,632
8,448,965 Thrivent Income Fund, Class S 67,169,274
26,101,033 Thrivent International Allocation
Fund, Class S 266,491,545
22,471,359 Thrivent Large Cap Growth Fund,
Class S 380,215,391
12,850,841 Thrivent Large Cap Value Fund,
Class S 357,510,383
3,203,307 Thrivent Limited Maturity Bond
Fund, Class S 38,247,483
7,696,981 Thrivent Mid Cap Stock Fund,
Class S 267,547,068
2,458,729 Thrivent Small Cap Stock Fund,
Class S 71,647,350
Total 2,109,343,526
U.S. Unaffiliated  (0.5%)
15,411 Communication Services Select
Sector SPDR Fund 1,060,123
3,933 Invesco QQQ Trust Series 1
e
1,509,013
2,995 iShares Russell 2000 Growth ETF 760,850
6,749 SPDR Bloomberg High Yield Bond
ETF 625,970
28,794 SPDR S&P 500 ETF Trust 13,181,605
39,482 SPDR S&P Biotech ETF 3,327,938
2,366 SPDR S&P Oil & Gas Exploration
ETF 338,409
Total 20,803,908
Total Registered Investment
Companies (cost $1,641,855,883) 2,130,147,434
Shares Common Stock ( 24.7% ) Value
Communications Services (1.3%)
37,369 Alphabet, Inc., Class A
f
4,959,614
81,408 Alphabet, Inc., Class C
f
10,836,219

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (24.7%) Value
Communications Services (1.3%) - continued
15,024 AMC Networks, Inc.
f
$ 189,603
5,983 Bumble, Inc.
f
110,805
47 Cable One, Inc. 34,025
63,560 Cargurus, Inc.
f
1,440,270
123,991 Comcast Corporation 5,611,833
44,081 DISH Network Corporation
f
349,562
8,320 EchoStar Corporation
f
161,658
469 Electronic Arts, Inc. 63,948
13,709 Emerald Holding, Inc.
f
67,860
5,794 Entravision Communications
Corporation 27,695
15,232 Frontier Communications Parent,
Inc.
f
277,375
36,513 iHeartMedia, Inc.
f
172,706
9,670 Imax Corporation
f
178,025
4,180 Interpublic Group of Companies,
Inc. 143,081
679 Liberty Broadband Corporation,
Class C
f
60,519
23,063 Liberty Global plc, Class A
f
428,280
56,819 Liberty Global plc, Class C
f
1,122,743
15,940 Liberty Latin America, Ltd., Class
A
f
133,896
1,392 Liberty Latin America, Ltd., Class
C
f
11,581
3,178 Live Nation Entertainment, Inc.
f
278,870
196,417 Lumen Technologies, Inc. 351,586
2,374 Match Group, Inc.
f
110,415
22,373 Meta Platforms, Inc.
f
7,128,038
1,935 Netflix, Inc.
f
849,407
5,471 New York Times Company 222,998
777 Omnicom Group, Inc. 65,750
219,005 QuinStreet, Inc.
f
1,944,764
4,068 Shutterstock, Inc. 209,299
2,755 TechTarget, Inc.
f
89,482
11,534 Telephone and Data Systems, Inc. 92,503
10,911 Trade Desk, Inc.
f
995,738
2,766 Tripadvisor, Inc.
f
51,586
54,613 Verizon Communications, Inc. 1,861,211
28,514 Walt Disney Company
f
2,534,609
93,056 Warner Brothers Discovery, Inc.
f
1,216,242
379 Windstream Services, LLC
f
3,601
402 Yelp, Inc.
f
18,110
55,881 Ziff Davis, Inc.
f
4,052,490
4,056 ZipRecruiter, Inc.
f
75,117
67,748 ZoomInfo Technologies, Inc.
f
1,732,316
Total 50,265,430
Consumer Discretionary (2.5%)
11,671 2U, Inc.
f
55,787
65,295 Amazon.com, Inc.
f
8,728,636
2,229 American Axle & Manufacturing
Holdings, Inc.
f
21,064
37,185 Aptiv plc
f
4,071,386
12,793 Autoliv, Inc. 1,291,198
85 AutoNation, Inc.
f
13,683
3,386 Beazer Homes USA, Inc.
f
113,871
1,660 Best Buy Company, Inc. 137,863
7,219 Bloomin' Brands, Inc. 193,975
1,411 Booking Holdings, Inc.
f
4,191,799
24,840 Boot Barn Holdings, Inc.
f
2,332,476
1,237 Boyd Gaming Corporation 84,512
2,588 Brunswick Corporation 223,370
7,249 Buckle, Inc. 265,023
22,965 Cedar Fair, LP 894,487
Shares Common Stock (24.7%) Value
Consumer Discretionary (2.5%) - continued
7,476 Cheesecake Factory, Inc. $ 274,967
1,490 Chegg, Inc.
f
15,094
1,691 Chipotle Mexican Grill, Inc.
f
3,318,215
189,896 Clarus Corporation 1,690,074
10,240 Container Store Group, Inc.
f
37,478
110,917 Cooper-Standard Holdings, Inc.
f
2,043,091
3,617 Crocs, Inc.
f
391,902
3,932 Culp, Inc.
f
22,412
11,495 D.R. Horton, Inc. 1,460,095
29,810 Dana, Inc. 565,794
13,670 Darden Restaurants, Inc. 2,309,136
2,964 Deckers Outdoor Corporation
f
1,611,497
12,273 Designer Brands, Inc.
e
122,116
2,311 Domino's Pizza, Inc. 916,866
974 Dorman Products, Inc.
f
82,488
4,582 eBay, Inc. 203,945
220,888 Everi Holdings, Inc.
f
3,277,978
21,024 Five Below, Inc.
f
4,380,140
76,639 Ford Motor Company 1,012,401
11,837 Fox Factory Holding Corporation
f
1,324,560
26,733 Gap, Inc. 275,350
37,782 General Motors Company 1,449,695
16,160 Gentex Corporation 542,653
45,160 Goodyear Tire & Rubber Company
f
726,173
5,097 Grand Canyon Education, Inc.
f
553,279
5,427 Green Brick Partners, Inc.
f
306,734
18,800 Harley-Davidson, Inc. 725,868
2,928 Hilton Grand Vacations, Inc.
f
136,152
14,898 Hilton Worldwide Holdings, Inc. 2,316,490
13,900 Home Depot, Inc. 4,640,376
6,108 Hyatt Hotels Corporation 771,746
1,973 KB Home 106,483
30,524 Laureate Education, Inc. 391,318
4,269 La-Z-Boy, Inc. 133,919
6,596 Lear Corporation 1,020,797
1,371 Lennar Corporation 173,884
12,436 Lowe's Companies, Inc. 2,913,382
1,164 Lululemon Athletica, Inc.
f
440,609
2,807 M/I Homes, Inc.
f
280,700
5,845 Macy's, Inc. 96,969
301 Malibu Boats, Inc.
f
18,045
3,682 MarineMax, Inc.
f
148,495
1,305 Marriott International, Inc./MD 263,362
200 Marriott Vacations Worldwide
Corporation 25,702
8,702 McDonald's Corporation 2,551,426
10,978 Meritage Homes Corporation 1,635,173
5,878 MGM Resorts International 298,426
889 Modine Manufacturing Company
f
33,391
10,723 Mohawk Industries, Inc.
f
1,140,284
23,226 Nordstrom, Inc.
e
536,753
445 NVR, Inc.
f
2,806,366
3,465 ODP Corporation
f
172,834
619 O'Reilly Automotive, Inc.
f
573,064
34,612 Papa John's International, Inc. 2,862,412
3,196 PENN Entertainment, Inc.
f
84,023
21,547 Planet Fitness, Inc.
f
1,455,284
7,562 Playa Hotels and Resorts NV
f
61,706
6,351 Polaris, Inc. 862,720
169 Pool Corporation 65,021
1,792 PulteGroup, Inc. 151,227
4,053 Ross Stores, Inc. 464,636
1,132 Royal Caribbean Cruises, Ltd.
f
123,513
10,363 SeaWorld Entertainment, Inc.
f
573,799

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (24.7%) Value
Consumer Discretionary (2.5%) - continued
2,526 Six Flags Entertainment
Corporation
f
$ 60,371
29,055 Skyline Champion Corporation
f
2,023,971
52,004 Sonos, Inc.
f
891,349
18,395 Sony Group Corporation ADR 1,721,772
122,681 Stoneridge, Inc.
f
2,507,600
1,034 Taylor Morrison Home Corporation
f
50,066
17,554 Tesla, Inc.
f
4,694,466
3,203 Texas Roadhouse, Inc. 357,295
224,861 ThredUp, Inc.
f
791,511
734 TopBuild Corporation
f
201,065
19,053 Travel + Leisure Company 776,029
698 Ulta Beauty, Inc.
f
310,470
9,520 Upbound Group, Inc. 329,678
134 Vail Resorts, Inc. 31,556
615 Visteon Corporation
f
94,765
11,817 Wendy's Company 253,947
7,529 Wingstop, Inc. 1,269,239
16,010 Wyndham Hotels & Resorts, Inc. 1,247,499
Total 100,202,267
Consumer Staples (1.3%)
37,613 Altria Group, Inc. 1,708,382
10,087 BJ's Wholesale Club Holdings,
Inc.
f
668,869
1,211 Boston Beer Company, Inc.
f
449,814
2,110 Cal-Maine Foods, Inc. 97,461
8,645 Casey's General Stores, Inc. 2,184,246
30,291 Celsius Holdings, Inc.
f
4,383,108
59,223 Coca-Cola Company 3,667,680
25,756 Colgate-Palmolive Company 1,964,153
117,083 Coty, Inc.
f
1,409,679
1,174 Darling Ingredients, Inc.
f
81,299
25,091 e.l.f. Beauty, Inc.
f
2,928,622
13,337 Flowers Foods, Inc. 329,557
1,638 Hain Celestial Group, Inc.
f
20,753
203 Hershey Company 46,956
23,214 Hormel Foods Corporation 948,988
904 Ingredion, Inc. 100,579
8,980 J & J Snack Foods Corporation 1,439,674
10,449 John B. Sanfilippo & Son, Inc. 1,138,001
14,758 Kimberly-Clark Corporation 1,905,258
10,305 Kroger Company 501,235
21,944 Lamb Weston Holdings, Inc. 2,274,057
13,955 Lancaster Colony Corporation 2,688,152
28,043 Mondelez International, Inc. 2,078,828
729 PepsiCo, Inc. 136,658
34,935 Philip Morris International, Inc. 3,483,718
25,534 Pilgrim's Pride Corporation
f
632,477
6,265 Post Holdings, Inc.
f
534,405
73,391 Primo Water Corporation 1,039,950
12,730 Procter & Gamble Company 1,989,699
133 Seneca Foods Corporation
f
5,129
22,624 Sysco Corporation 1,726,437
88,690 Turning Point Brands, Inc. 2,115,257
16,621 Tyson Foods, Inc. 926,122
7,940 US Foods Holding Corporation
f
339,276
25,621 Walmart, Inc. 4,095,773
Total 50,040,252
Energy (1.1%)
18,907 Antero Midstream Corporation 225,750
8,289 APA Corporation 335,622
51,892 BP plc ADR 1,935,572
5,247 Cactus, Inc. 266,443
Shares Common Stock (24.7%) Value
Energy (1.1%) - continued
3,488 California Resources Corporation $ 186,085
4,752 Cheniere Energy, Inc. 769,159
5,849 Chesapeake Energy Corporation 493,305
3,738 Chevron Corporation 611,761
1,801 Chord Energy Corporation 282,469
342 Civitas Resources, Inc. 25,602
14,387 Clean Energy Fuels Corporation
f
70,928
1,658 Comstock Resources, Inc. 21,139
23,668 ConocoPhillips 2,786,197
3,060 CVR Energy, Inc. 112,424
31,025 Devon Energy Corporation 1,675,350
71,092 Enterprise Products Partners, LP 1,884,649
2,162 Evolution Petroleum Corporation 20,193
36,609 Exxon Mobil Corporation 3,925,949
128 Gulfport Energy Corporation
f
13,114
81,464 Halliburton Company 3,183,613
1,705 Helmerich & Payne, Inc. 76,333
3,841 HF Sinclair Corporation 200,078
25,899 International Seaways, Inc. 1,110,808
48,005 Liberty Energy, Inc. 790,642
6,406 Magnolia Oil & Gas Corporation 141,893
6,762 Marathon Oil Corporation 177,638
27,175 Marathon Petroleum Corporation 3,614,818
39,917 Matador Resources Company 2,220,583
109,321 NOV, Inc. 2,195,166
847 ONEOK, Inc. 56,783
5,669 Ovintiv, Inc. 261,284
16,996 Par Pacific Holdings, Inc.
f
535,034
4,592 Patterson-UTI Energy, Inc. 72,737
11,570 PBF Energy, Inc. 548,881
6,916 Phillips 66 771,480
7,730 Pioneer Natural Resources
Company 1,744,429
61,850 ProPetro Holding Corporation
f
645,714
843 Range Resources Corporation 26,495
32,692 RPC, Inc. 271,997
12,046 SM Energy Company 437,149
2,993 Solaris Oilfield Infrastructure, Inc. 32,713
4,160 Southwestern Energy Company
f
26,957
41,356 Talos Energy, Inc.
f
661,696
307,378 TechnipFMC plc
f
5,637,313
16,517 U.S. Silica Holdings, Inc.
f
214,886
11,195 Valero Energy Corporation 1,443,147
26,400 Viper Energy Partners, LP 715,968
5,162 Williams Companies, Inc. 177,831
Total 43,635,777
Financials (3.6%)
40,984 AGNC Investment Corporation 417,627
10,664 Allstate Corporation 1,201,620
69,240 Ally Financial, Inc. 2,114,590
8,756 Amalgamated Financial
Corporation 174,770
2,673 Amerant Bancorp, Inc. 52,979
3,002 American Express Company 506,978
2,918 American Financial Group, Inc. 354,858
26,194 American International Group, Inc. 1,578,974
2,752 Ameriprise Financial, Inc. 958,934
1,436 Ameris Bancorp 62,681
6,720 Annaly Capital Management, Inc. 135,005
71 Apollo Global Management, Inc. 5,801
12,726 Arch Capital Group, Ltd.
f
988,683
9,970 Arthur J. Gallagher & Company 2,141,556
5,144 Artisan Partners Asset
Management, Inc. 213,425

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (24.7%) Value
Financials (3.6%) - continued
15,109 Associated Banc-Corp $ 286,316
1,425 Assurant, Inc. 191,677
5,558 Assured Guaranty, Ltd. 332,257
410 Atlantic Union Bankshares
Corporation 13,112
555 Axos Financial, Inc.
f
26,085
8,571 Banc of California, Inc. 121,794
112,352 Bank of America Corporation 3,595,264
4,277 Bank of Hawaii Corporation 244,345
7,773 Bank of Marin Bancorp 163,078
24,036 Bank of N.T. Butterfield & Son, Ltd. 772,277
50,102 Bank of New York Mellon
Corporation 2,272,627
3,513 Bank OZK 153,623
3,819 BankFinancial Corporation 34,256
8,575 BankUnited, Inc. 255,878
5,586 Banner Corporation 265,949
1,226 BayCom Corporation 24,716
7,175 BCB Bancorp, Inc. 92,199
11,471 Berkshire Hathaway, Inc.
f
4,037,333
3,014 Berkshire Hills Bancorp, Inc. 68,749
1,573 BlackRock, Inc. 1,162,211
461 BOK Financial Corporation 41,066
56,226 Bridgewater Bancshares, Inc.
f
602,180
7,205 Brighthouse Financial, Inc.
f
375,597
4,689 Brookline Bancorp, Inc. 50,079
4,840 Business First Bancshares, Inc. 98,978
26,496 Byline Bancorp, Inc. 581,587
5,230 Cadence Bank 131,011
10,882 Capital One Financial Corporation 1,273,412
43,544 Carlyle Group, Inc. 1,552,344
699 Cathay General Bancorp 26,590
5,658 Cboe Global Markets, Inc. 790,309
22,539 Central Pacific Financial
Corporation 411,111
658 Central Valley Community Bancorp 11,252
17,637 Charles Schwab Corporation 1,165,806
7,481 Chubb, Ltd. 1,529,191
15,210 Citigroup, Inc. 724,909
13,237 Citizens Financial Group, Inc. 427,026
6,091 CNB Financial Corporation 118,531
40,536 Columbia Banking System, Inc. 905,980
36,086 Comerica, Inc. 1,947,201
4,573 Commerce Bancshares, Inc. 243,192
1,145 Community Bank System, Inc. 61,635
9,159 Community Trust Bancorp, Inc. 351,522
8,385 ConnectOne Bancorp, Inc. 171,641
2,373 CrossFirst Bankshares, Inc.
f
27,693
2,524 Cullen/Frost Bankers, Inc. 274,056
4,685 Customers Bancorp, Inc.
f
196,676
13,298 CVB Financial Corporation 250,933
13,490 Dime Community Bancshares, Inc. 302,176
9,959 Discover Financial Services 1,051,172
6,173 Eagle Bancorp, Inc. 170,992
8,112 East West Bancorp, Inc. 504,648
17,216 Eastern Bankshares, Inc. 243,090
8,833 Ellington Residential Mortgage
REIT 64,304
2,970 Employers Holdings, Inc. 114,731
5,556 Enova International, Inc.
f
306,080
2,718 Enterprise Financial Services
Corporation 111,438
2,932 Equity Bancshares, Inc. 79,633
254 Erie Indemnity Company 56,378
2,913 Euronet Worldwide, Inc.
f
255,965
Shares Common Stock (24.7%) Value
Financials (3.6%) - continued
11,503 F.N.B. Corporation $ 147,123
1,300 FactSet Research Systems, Inc. 565,552
53,651 Federated Hermes, Inc. 1,815,013
3,880 Fidelity National Information
Services, Inc. 234,274
2,887 Fifth Third Bancorp 84,012
8,036 Financial Institutions, Inc. 154,130
4,261 First Bancorp/Puerto Rico 63,276
78 First Citizens BancShares, Inc./NC 111,641
1,983 First Commonwealth Financial
Corporation 28,635
534 First Financial Bancorp 12,330
4,076 First Financial Bankshares, Inc. 132,837
3,842 First Financial Corporation 146,803
28,456 First Foundation, Inc. 208,013
1,650 First Hawaiian, Inc. 34,138
1,037 First Horizon Corporation 14,134
3,690 First Internet Bancorp 83,173
1,577 First Interstate BancSystem, Inc. 45,307
2,820 First Merchants Corporation 90,578
1,117 First Mid-Illinois Bancshares, Inc. 34,191
8,858 First of Long Island Corporation 123,481
7,748 Fiserv, Inc.
f
977,875
544 Five Star Bancorp 13,426
1,132 FleetCor Technologies, Inc.
f
281,766
10,027 Flushing Financial Corporation 158,226
2,028 Flywire Corporation
f
69,236
21,538 Fulton Financial Corporation 307,993
19,898 Genworth Financial, Inc.
f
116,602
19,973 Glacier Bancorp, Inc. 653,117
1,286 Global Life, Inc. 144,251
3,689 Global Payments, Inc. 406,712
6,025 Great Southern Bancorp, Inc. 333,363
4,563 Green Dot Corporation
f
89,207
20,560 Hamilton Lane, Inc. 1,818,121
2,927 Hancock Whitney Corporation 128,817
24,549 Hanmi Financial Corporation 466,431
4,190 Hanover Insurance Group, Inc. 475,481
4,166 Hartford Financial Services Group,
Inc. 299,452
41,681 Heartland Financial USA, Inc. 1,431,326
21,313 Heritage Commerce Corporation 204,605
14,555 Heritage Financial Corporation 273,052
6,248 Home BancShares, Inc. 151,889
15,022 HomeStreet, Inc. 138,202
8,453 Hometrust Bancshares, Inc. 205,492
44,030 Hope Bancorp, Inc. 478,166
12,928 Horizon Bancorp, Inc. 160,178
36,050 Houlihan Lokey, Inc. 3,599,593
5,350 Huntington Bancshares, Inc. 65,484
3,871 Independent Bank Corporation 233,228
9,626 Independent Bank Corporation/MI 198,873
16,004 Intercontinental Exchange, Inc. 1,837,259
842 International Bancshares
Corporation 41,797
17,755 Invesco Mortgage Capital, Inc. 213,238
14,636 Invesco, Ltd. 245,885
39,195 J.P. Morgan Chase & Company 6,191,242
868 Jack Henry & Associates, Inc. 145,451
37,002 Janus Henderson Group plc 1,086,009
21,198 KeyCorp 260,947
20,914 Kinsale Capital Group, Inc. 7,793,184
18,273 Loews Corporation 1,144,803
10,998 M&T Bank Corporation 1,538,180

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (24.7%) Value
Financials (3.6%) - continued
1,910 Marsh & McLennan Companies,
Inc. $ 359,882
12,128 Mastercard, Inc. 4,781,828
1,750 Mercantile Bank Corporation 61,460
21,721 MetLife, Inc. 1,367,771
6,177 Metropolitan Bank Holding
Corporation
f
279,756
26,554 MFA Financial, Inc. 298,998
75,366 MGIC Investment Corporation 1,261,627
836 Mid Penn Bancorp, Inc. 19,646
8,258 Midland States Bancorp, Inc. 193,485
13,829 MidWestOne Financial Group, Inc. 339,225
12,262 Morgan Stanley 1,122,709
18,609 Mr. Cooper Group, Inc.
f
1,078,764
4,991 MSCI, Inc. 2,735,467
1,158 MVB Financial Corporation 29,633
33,842 Nasdaq, Inc. 1,708,683
15,543 Navient Corporation 295,939
30,640 New York Community Bancorp,
Inc. 424,977
41,700 NMI Holdings, Inc.
f
1,113,807
453 Northrim BanCorp, Inc. 21,653
30,122 NU Holdings, Ltd./Cayman Islands
f
239,771
10,207 OceanFirst Financial Corporation 190,156
5,071 OFG Bancorp 169,828
9,351 Old National Bancorp 159,248
8,009 Old Republic International
Corporation 220,808
3,250 Old Second Bancorp, Inc. 51,968
21,925 OneMain Holdings, Inc. 997,149
1,215 Pacific Premier Bancorp, Inc. 31,031
20,020 PacWest Bancorp 186,186
70,093 PayPal Holdings, Inc.
f
5,314,451
2,388 PCB Bancorp 38,972
1,911 PennyMac Financial Services, Inc. 143,765
2,713 Pinnacle Financial Partners, Inc. 205,917
604 PNC Financial Services Group,
Inc. 82,682
10,472 Popular, Inc. 759,744
8,168 Premier Financial Corporation 176,919
724 PROG Holdings, Inc.
f
29,380
3,145 Prosperity Bancshares, Inc. 199,141
2,329 Prudential Financial, Inc. 224,725
37,191 Radian Group, Inc. 1,001,554
17,430 Raymond James Financial, Inc. 1,918,520
3,783 Regions Financial Corporation 77,060
53 Reinsurance Group of America,
Inc. 7,439
105,300 Rithm Capital Corporation 1,061,424
29,307 RLI Corporation 3,909,847
1,587 S&T Bancorp, Inc. 50,117
7,626 Sandy Spring Bancorp, Inc. 186,608
17,545 Seacoast Banking Corporation of
Florida 433,537
10,991 SEI Investments Company 692,323
5,050 Shore Bancshares, Inc. 60,095
1,481 Simmons First National
Corporation 29,901
1,108 SmartFinancial, Inc. 27,833
1,068 South Plains Financial, Inc. 28,676
630 Southern First Bancshares, Inc.
f
19,013
2,767 SouthState Corporation 214,913
3,999 Synchrony Financial 138,125
12,416 Synovus Financial Corporation 420,902
1,802 T. Rowe Price Group, Inc. 222,115
3,768 Territorial Bancorp, Inc. 44,594
Shares Common Stock (24.7%) Value
Financials (3.6%) - continued
16,868 TPG, Inc. $ 496,425
16,752 Tradeweb Markets, Inc. 1,370,146
56,954 Triumph Financial, Inc.
f
4,038,608
1,473 Truist Financial Corporation 48,933
6,750 TrustCo Bank Corporation NY 205,133
6,001 Trustmark Corporation 157,586
19,583 Two Harbors Investment
Corporation 262,608
1,865 U.S. Bancorp 74,003
1,997 UMB Financial Corporation 141,787
4,221 United Bankshares, Inc. 141,150
2,458 United Community Banks, Inc. 71,454
7,860 Univest Financial Corporation 153,270
33,829 Unum Group 1,644,428
12,611 Valley National Bancorp 129,389
9,649 Veritex Holdings, Inc. 207,550
29,503 Virtu Financial, Inc. 547,576
1,915 Visa, Inc. 455,253
12,883 Voya Financial, Inc. 956,692
2,241 W.R. Berkley Corporation 138,247
1,459 Walker & Dunlop, Inc. 132,740
7,686 Washington Federal, Inc. 238,573
107 Webster Financial Corporation 5,063
92,350 Wells Fargo & Company 4,262,876
2,487 Westamerica Bancorporation 122,336
88,086 Western Alliance Bancorp 4,576,068
115,681 Western Union Company 1,408,995
873 WEX, Inc.
f
165,303
137 Willis Towers Watson plc 28,952
2,064 Wintrust Financial Corporation 174,119
769 WSFS Financial Corporation 33,644
34,830 Zions Bancorp NA 1,332,248
Total 142,314,044
Health Care (3.5%)
4,072 10X Genomics, Inc.
f
256,455
24,823 Abbott Laboratories 2,763,545
7,322 ACADIA Pharmaceuticals, Inc.
f
214,095
5,486 Adaptive Biotechnologies
Corporation
f
46,302
14,748 Agilent Technologies, Inc. 1,795,864
136,260 Agiliti, Inc.
f
2,339,584
5,798 Agios Pharmaceuticals, Inc.
f
153,763
12,784 Aldeyra Therapeutics, Inc.
f
103,742
2,631 Align Technology, Inc.
f
994,229
40,741 Alkermes plc
f
1,192,896
155 Alnylam Pharmaceuticals, Inc.
f
30,287
572 AmerisourceBergen Corporation 106,907
2,023 Amgen, Inc. 473,685
8,830 Amicus Therapeutics, Inc.
f
120,265
752 AMN Healthcare Services, Inc.
f
80,577
6,758 Amphastar Pharmaceuticals, Inc.
f
410,143
3,847 Anika Therapeutics, Inc.
f
89,750
6,352 Apellis Pharmaceuticals, Inc.
f
163,564
6,997 Argenx SE ADR
f
3,529,847
8,818 Arrowhead Research Corporation
f
304,397
11,688 Ascendis Pharma AS ADR
f
1,053,673
11,964 AstraZeneca plc ADR 857,819
4,125 Avanos Medical, Inc.
f
100,939
107,983 Avantor, Inc.
f
2,221,210
19,519 Azenta, Inc.
f
917,003
46,811 Baxter International, Inc. 2,117,262
6,197 Biogen, Inc.
f
1,674,367
42,879 BioLife Solutions, Inc.
f
852,435
212 BioMarin Pharmaceutical, Inc.
f
18,641

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (24.7%) Value
Health Care (3.5%) - continued
1,134 Bio-Rad Laboratories, Inc.
f
$ 459,678
31,110 Bio-Techne Corporation 2,594,574
1,109 Blueprint Medicines Corporation
f
73,194
1,453 Bristol-Myers Squibb Company 90,362
1,703 Cardinal Health, Inc. 155,773
8,514 Centene Corporation
f
579,718
3,966 Charles River Laboratories
International, Inc.
f
831,036
6,953 Cigna Group 2,051,830
6,841 Codexis, Inc.
f
24,628
10,206 Community Health Systems, Inc.
f
44,804
4,637 Cooper Companies, Inc. 1,814,273
1,494 CRISPR Therapeutics AG
f
85,651
12,794 CVS Health Corporation 955,584
6,220 Danaher Corporation 1,586,473
13,958 Deciphera Pharmaceuticals, Inc.
f
188,712
6,691 Dentsply Sirona, Inc. 277,810
20,298 Dexcom, Inc.
f
2,528,319
23,393 Dynavax Technologies
Corporation
f
327,268
25,896 Edwards Lifesciences Corporation
f
2,125,285
114,900 Elanco Animal Health, Inc.
f
1,386,843
4,718 Elevance Health, Inc. 2,225,150
769 Eli Lilly & Company 349,549
2,215 Enanta Pharmaceuticals, Inc.
f
42,019
67,869 Enovis Corporation
f
4,336,829
2,623 Exact Sciences Corporation
f
255,847
25,570 Gilead Sciences, Inc. 1,946,900
3,621 Globus Medical, Inc.
f
218,238
78,753 Halozyme Therapeutics, Inc.
f
3,383,229
5,111 HCA Healthcare, Inc. 1,394,332
10,152 Hologic, Inc.
f
806,272
124 IDEXX Laboratories, Inc.
f
68,787
21,886 Immunocore Holdings plc ADR
f
1,444,038
37,022 InMode, Ltd.
f
1,588,614
13,807 Inspire Medical Systems, Inc.
f
3,973,793
8,329 Insulet Corporation
f
2,305,051
1,998 Intuitive Surgical, Inc.
f
648,151
1,891 Jazz Pharmaceuticals, Inc.
f
246,624
38,249 Johnson & Johnson 6,407,855
2,218 Kiniksa Pharmaceuticals, Ltd.
f
41,787
7,354 Kura Oncology, Inc.
f
76,776
8,830 Laboratory Corporation of America
Holdings 1,889,002
36,205 Lantheus Holdings, Inc.
f
3,131,370
165 Ligand Pharmaceuticals, Inc.
f
11,043
3,860 LivaNova plc
f
225,617
298,278 Maravai LifeSciences Holdings,
Inc.
f
3,373,524
765 Masimo Corporation
f
93,559
3,430 Medpace Holdings, Inc.
f
868,373
42,715 Medtronic plc 3,748,668
52,540 Merck & Company, Inc. 5,603,391
1,030 Moderna, Inc.
f
121,190
1,528 Molina Healthcare, Inc.
f
465,261
5,356 Myriad Genetics, Inc.
f
119,707
26,636 Natera, Inc.
f
1,204,480
5,284 National HealthCare Corporation 311,862
1,563 Novo Nordisk AS ADR 251,799
5,135 OraSure Technologies, Inc.
f
24,237
6,391 Pacira Pharmaceuticals, Inc.
f
232,313
6,855 Pediatrix Medical Group, Inc.
f
94,119
50,976 Pfizer, Inc. 1,838,195
51,146 Phreesia, Inc.
f
1,622,351
80,640 POINT Biopharma Global, Inc.
e,f
720,922
Shares Common Stock (24.7%) Value
Health Care (3.5%) - continued
128,713 Progyny, Inc.
f
$ 5,375,055
7,291 Qiagen NV
f
341,365
4,449 QuidelOrtho Corporation
f
388,665
97,529 R1 RCM, Inc.
f
1,685,301
18,230 Repligen Corporation
f
3,127,539
71,675 Revance Therapeutics, Inc.
f
1,693,680
1,985 Royalty Pharma PLC 62,289
5,971 Sarepta Therapeutics, Inc.
f
647,197
89,408 scPharmaceuticals, Inc.
f
753,709
4,821 Sensus Healthcare, Inc.
f
14,463
5,887 ShockWave Medical, Inc.
f
1,534,152
21,463 Stevanato Group SPA 670,289
1,645 Teleflex, Inc. 413,175
6,216 Thermo Fisher Scientific, Inc. 3,410,471
4,909 Ultragenyx Pharmaceutical, Inc.
f
211,676
5,614 uniQure NV
f
58,217
6,176 UnitedHealth Group, Inc. 3,127,341
4,071 Vanda Pharmaceuticals, Inc.
f
23,530
8,652 Veeva Systems, Inc.
f
1,766,911
15,029 Veracyte, Inc.
f
412,546
31,882 Vericel Corporation
f
1,145,201
2,169 Vertex Pharmaceuticals, Inc.
f
764,225
26,977 Viatris, Inc. 284,068
70,246 Viemed Healthcare, Inc.
f
593,579
33,077 Vor BioPharma, Inc.
e,f
99,893
5,863 Waters Corporation
f
1,619,419
1,165 West Pharmaceutical Services,
Inc. 428,767
3,909 Zentalis Pharmaceuticals, Inc.
f
104,409
12,848 Zimmer Biomet Holdings, Inc. 1,774,951
25,753 Zoetis, Inc. 4,843,882
Total 138,251,850
Industrials (3.8%)
7,245 3M Company 807,818
154 A.O. Smith Corporation 11,185
6,971 Acuity Brands, Inc. 1,151,888
21,462 Advanced Drainage Systems, Inc. 2,618,149
6,840 AGCO Corporation 910,404
54,546 Air Lease Corporation 2,309,478
24,035 Alaska Air Group, Inc.
f
1,168,822
37,693 American Airlines Group, Inc.
f
631,358
1,324 American Woodmark Corporation
f
101,471
17,332 AMETEK, Inc. 2,748,855
1,061 Apogee Enterprises, Inc. 52,551
6,281 Armstrong World Industries, Inc. 485,898
56,906 ASGN, Inc.
f
4,343,066
1,250 Atkore International Group, Inc.
f
198,338
1,857 Axon Enterprise, Inc.
f
345,272
5,518 AZZ, Inc. 244,613
120,403 Badger Infrastructure Solutions,
Ltd. 2,930,980
28,544 Barnes Group, Inc. 1,121,779
2,234 Beacon Roofing Supply, Inc.
f
191,387
7,179 Builders FirstSource, Inc.
f
1,036,863
8,828 Carlisle Companies, Inc. 2,447,122
1,026 Caterpillar, Inc. 272,064
24,288 Chart Industries, Inc.
f
4,424,302
15,746 Cimpress plc
f
1,094,347
4,673 Cintas Corporation 2,346,033
95,438 CNH Industrial NV 1,370,490
376 Columbus McKinnon Corporation 15,920
25,927 Conduent Incorporated
f
89,707
7,843 Crane Company 734,811
2,866 CSW Industrials, Inc. 517,456

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (24.7%) Value
Industrials (3.8%) - continued
107,798 CSX Corporation $ 3,591,829
9,944 Curtiss-Wright Corporation 1,902,884
2,818 Daseke, Inc.
f
21,924
3,858 Deere & Company 1,657,397
40,979 Delta Air Lines, Inc. 1,895,689
5,506 Donaldson Company, Inc. 345,942
33 Dover Corporation 4,817
131,533 Driven Brands Holdings, Inc.
f
3,402,759
3,905 Eaton Corporation plc 801,775
6,482 EMCOR Group, Inc. 1,393,889
247 Equifax, Inc. 50,408
19,112 ExlService Holdings, Inc.
f
2,693,836
12,052 Expeditors International of
Washington, Inc. 1,534,220
25,003 Fastenal Company 1,465,426
14,599 Ferguson plc 2,359,490
105,234 First Advantage Corporation
f
1,578,510
1,433 Flowserve Corporation 54,110
28,969 Fluor Corporation
f
897,460
1,986 Forrester Research, Inc.
f
63,294
9,329 Fortune Brands Innovations, Inc. 663,012
34,836 Forward Air Corporation 4,139,910
907 Gates Industrial Corporation plc
f
12,353
2,133 Genco Shipping & Trading, Ltd. 30,929
8,257 General Dynamics Corporation 1,846,100
5,765 Gibraltar Industries, Inc.
f
372,823
163 GMS, Inc.
f
12,012
655 Gorman-Rupp Company 20,764
21,773 Greenbrier Companies, Inc. 1,005,695
1,907 Heidrick & Struggles International,
Inc. 52,004
45,655 Helios Technologies, Inc. 2,885,396
3,291 Herc Holdings, Inc. 440,435
10,487 Hillman Solutions Corporation
f
103,192
5,592 Honeywell International, Inc. 1,085,575
85,495 Howmet Aerospace, Inc. 4,372,214
1,969 Hubbell, Inc. 614,328
1,726 IDEX Corporation 389,748
4,894 Interface, Inc. 47,814
181,360 Janus International Group, Inc.
f
2,071,131
114 JB Hunt Transport Services, Inc. 23,249
25,798 JetBlue Airways Corporation
f
200,450
17,169 Johnson Controls International plc 1,194,104
8,458 Kennametal, Inc. 257,800
176 Knight-Swift Transportation
Holdings, Inc. 10,692
7,972 L3Harris Technologies, Inc. 1,510,614
27,170 Lincoln Electric Holdings, Inc. 5,453,291
16,727 ManpowerGroup, Inc. 1,319,426
9,329 Masterbrand, Inc.
f
115,213
3,283 Matson, Inc. 306,829
15,963 Maximus, Inc. 1,337,061
24,638 Middleby Corporation
f
3,741,280
22,227 Miller Industries, Inc. 843,292
6,321 Moog, Inc. 666,486
4,825 MSC Industrial Direct Company,
Inc. 486,939
2,102 MYR Group, Inc.
f
299,661
368 National Presto Industries, Inc. 28,818
1,176 Northrop Grumman Corporation 523,320
11,282 nVent Electric plc 596,592
6,628 Old Dominion Freight Line, Inc. 2,780,380
24,429 Oshkosh Corporation 2,249,178
15,960 Owens Corning, Inc. 2,234,240
8,378 PACCAR, Inc. 721,597
Shares Common Stock (24.7%) Value
Industrials (3.8%) - continued
4,918 Parker-Hannifin Corporation $ 2,016,429
695 Paycom Software, Inc. 256,288
774 Paylocity Holding Corporation
f
175,582
41,844 Pentair plc 2,908,158
2,980 Quanta Services, Inc. 600,828
56,710 RB Global, Inc. 3,656,661
13,971 Regal Rexnord Corporation 2,181,991
2,490 Republic Services, Inc. 376,264
5,013 Resideo Technologies, Inc.
f
93,843
7,357 Saia, Inc.
f
3,113,041
34,883 Schneider National, Inc. 1,074,745
11,704 Simpson Manufacturing Company,
Inc. 1,849,232
11,552 SkyWest, Inc.
f
508,173
493 Snap-On, Inc. 134,313
11,781 Southwest Airlines Company 402,439
8,486 Standex International Corporation 1,260,765
1,408 Sterling Construction Company,
Inc.
f
84,466
13,681 Tennant Company 1,097,763
7,470 Terex Corporation 437,966
4,596 Textron, Inc. 357,431
29,141 Timken Company 2,706,033
4,160 Titan International, Inc.
f
51,958
3,882 Titan Machinery, Inc.
f
123,913
2,343 Trane Technologies plc 467,288
23,994 TransUnion 1,912,082
6,553 Trex Company, Inc.
f
453,074
825 TriNet Group, Inc.
f
86,815
16,995 Uber Technologies, Inc.
f
840,573
84 UniFirst Corporation/MA 13,633
8,222 Union Pacific Corporation 1,907,668
12,945 United Parcel Service, Inc. 2,422,398
7,340 United Rentals, Inc. 3,410,751
995 Valmont Industries, Inc. 263,426
8,258 Wabash National Corporation 195,549
62,030 WillScot Mobile Mini Holdings
Corporation
f
2,974,339
Total 149,919,911
Information Technology (4.9%)
21,016 8x8, Inc.
f
99,616
6,506 Adobe, Inc.
f
3,553,382
5,356 Advanced Micro Devices, Inc.
f
612,726
1,444 Alarm.com Holdings, Inc.
f
79,723
2,676 Alpha and Omega Semiconductor,
Ltd.
f
87,987
8,906 Alteryx, Inc.
f
369,243
1,302 American Software, Inc. 15,012
8,289 Amkor Technology, Inc. 241,127
37,965 Amphenol Corporation 3,352,689
1,585 ANSYS, Inc.
f
542,228
94,958 Apple, Inc. 18,654,499
14,711 Applied Materials, Inc. 2,230,040
8,904 Arista Networks, Inc.
f
1,380,921
10,504 Arrow Electronics, Inc.
f
1,497,240
7,083 Autodesk, Inc.
f
1,501,525
10,235 BILL Holdings, Inc.
f
1,282,855
417 Broadcom, Inc. 374,737
2,517 Cadence Design Systems, Inc.
f
589,003
93,526 Calix, Inc.
f
4,218,958
565 CDW Corporation 105,695
25,358 Ciena Corporation
f
1,070,108
155,026 Cisco Systems, Inc. 8,067,553
63,105 Cognex Corporation 3,446,795

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (24.7%) Value
Information Technology (4.9%) - continued
168 Cognizant Technology Solutions
Corporation $ 11,093
26,204 Cohu, Inc.
f
1,143,805
25,689 CommScope Holding Company,
Inc.
f
115,600
1,194 Corning, Inc. 40,524
12,846 Crane NXT Company 759,841
2,285 Datadog, Inc.
f
266,705
27,619 Descartes Systems Group, Inc.
f
2,150,691
23,224 DocuSign, Inc.
f
1,249,916
12,362 Dolby Laboratories, Inc. 1,095,397
92,348 Dropbox, Inc.
f
2,488,779
1,214 Elastic NV
f
80,670
13,771 Entegris, Inc. 1,510,816
4,826 EPAM Systems, Inc.
f
1,142,845
38 Fair Isaac Corporation
f
31,843
46,776 Five9, Inc.
f
4,104,594
56,272 Flex, Ltd.
f
1,539,602
5,910 FormFactor, Inc.
f
219,616
5,282 Fortinet, Inc.
f
410,517
27,400 Gen Digital, Inc. 532,930
58,088 Gilat Satellite Networks, Ltd.
f
361,888
77 GoDaddy, Inc.
f
5,936
123,749 Grid Dynamics Holdings, Inc.
f
1,289,465
56,717 Guidewire Software, Inc.
f
4,810,736
71,795 Hackett Group, Inc. 1,669,234
16,972 Hewlett Packard Enterprise
Company 294,973
160 HP, Inc. 5,253
2,712 HubSpot, Inc.
f
1,574,452
3,085 Insight Enterprises, Inc.
f
452,539
3,719 IPG Photonics Corporation
f
488,863
70,172 Juniper Networks, Inc. 1,950,782
3,281 Keysight Technologies, Inc.
f
528,503
2,919 KLA Corporation 1,500,220
62,083 Knowles Corporation
f
1,134,256
3,194 Lam Research Corporation 2,294,857
51,487 Lattice Semiconductor
Corporation
f
4,682,228
7,349 Littelfuse, Inc. 2,238,505
10,921 LiveRamp Holding, Inc.
f
311,685
1,691 Marvell Technology, Inc. 110,135
735 MaxLinear, Inc.
f
18,132
18,695 Microchip Technology, Inc. 1,756,208
64,043 Microsoft Corporation 21,513,325
5,020 Monolithic Power Systems, Inc. 2,808,640
274 Motorola Solutions, Inc. 78,537
6,319 NCR Corporation
f
169,855
2,664 NICE, Ltd. ADR
e,f
580,352
20,520 Nova, Ltd.
f
2,543,249
17,887 NVIDIA Corporation 8,358,416
6,795 ON Semiconductor Corporation
f
732,161
417 OSI Systems, Inc.
f
49,719
7,989 PagerDuty, Inc.
f
207,075
12,530 Palo Alto Networks, Inc.
f
3,131,999
13,696 Plexus Corporation
f
1,348,919
14,290 PTC, Inc.
f
2,083,625
9,517 Q2 Holdings, Inc.
f
337,568
1,578 Qorvo, Inc.
f
173,612
35,022 QUALCOMM, Inc. 4,628,858
579 Qualys, Inc.
f
80,365
10,065 Rackspace Technology, Inc.
f
23,351
5,552 RingCentral, Inc.
f
229,631
1,601 Roper Industries, Inc. 789,373
15,624 Salesforce, Inc.
f
3,515,556
Shares Common Stock (24.7%) Value
Information Technology (4.9%) - continued
44,361 Samsung Electronics Company,
Ltd. $ 2,428,883
1,404 Sanmina Corporation
f
86,290
1,846 ServiceNow, Inc.
f
1,076,218
3,650 Skyworks Solutions, Inc. 417,450
11,441 Splunk, Inc.
f
1,239,404
4,223 Sprinklr, Inc.
f
59,291
105,548 Sprout Social, Inc.
f
6,031,013
6,144 Synopsys, Inc.
f
2,775,859
400 Teledyne Technologies, Inc.
f
153,812
8,183 Teradata Corporation
f
465,204
98 Teradyne, Inc. 11,068
23,731 Texas Instruments, Inc. 4,271,580
7,872 Trimble, Inc.
f
423,514
292,542 TTM Technologies, Inc.
f
4,200,903
6,873 Tyler Technologies, Inc.
f
2,726,038
15,851 Unisys Corporation
f
86,229
7,784 Universal Display Corporation 1,135,530
10,770 Upland Software, Inc.
f
42,541
56,618 Varonis Systems, Inc.
f
1,624,937
5,194 Verint Systems, Inc.
f
194,100
6,730 VeriSign, Inc.
f
1,419,693
18,015 Viavi Solutions, Inc.
f
195,823
19,344 Vishay Intertechnology, Inc. 544,534
20,903 Vontier Corporation 646,530
1,332 Western Digital Corporation
f
56,690
26,376 Wolfspeed, Inc.
f
1,738,178
40,432 Workiva, Inc.
f
4,257,085
3,679 Xerox Holdings Corporation 58,790
15,544 Yext, Inc.
f
151,088
124 Zebra Technologies Corporation
f
38,187
3,617 Zoom Video Communications, Inc.
f
265,307
Total 191,954,251
Materials (1.0%)
830 Albemarle Corporation 176,192
452 Alcoa Corporation 16,358
9,183 AptarGroup, Inc. 1,115,367
2,435 Avery Dennison Corporation 448,064
47,766 Axalta Coating Systems, Ltd.
f
1,528,512
12,998 Ball Corporation 762,853
6,661 Berry Plastics Group, Inc. 436,762
13,169 Carpenter Technology Corporation 788,296
7,423 Celanese Corporation 930,770
29,090 CF Industries Holdings, Inc. 2,387,707
30,125 Cleveland-Cliffs, Inc.
f
531,706
7,787 Commercial Metals Company 445,572
4,865 Eagle Materials, Inc. 896,960
14,377 Eastman Chemical Company 1,230,384
304 Hawkins, Inc. 14,212
15,402 Huntsman Corporation 458,518
24,482 Ingevity Corporation
f
1,567,338
5,442 Innospec, Inc. 583,056
76,233 Ivanhoe Mines, Ltd.
f
808,203
2,678 Kaiser Aluminum Corporation 217,454
4,853 Linde plc 1,895,922
9,122 LSB Industries, Inc.
f
101,893
14,321 LyondellBasell Industries NV 1,415,774
3,442 Martin Marietta Materials, Inc. 1,536,715
5,187 Mercer International, Inc. 46,164
1,702 Myers Industries, Inc. 33,376
6,239 Newmont Corporation 267,778
12,786 Nucor Corporation 2,200,343
10,293 O-I Glass, Inc.
f
236,327
5,789 Orion SA 126,895

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (24.7%) Value
Materials (1.0%) - continued
7,478 PPG Industries, Inc. $ 1,076,084
247,445 Ranpak Holdings Corporation
f
1,586,122
495 Reliance Steel & Aluminum
Company 144,966
20,551 RPM International, Inc. 2,123,124
3,966 Ryerson Holding Corporation 168,515
5,469 Schnitzer Steel Industries, Inc. 198,033
12,464 SSR Mining, Inc. 181,476
11,487 Steel Dynamics, Inc. 1,224,284
40,136 Summit Materials, Inc.
f
1,452,121
13,547 SunCoke Energy, Inc. 120,297
5,028 TimkenSteel Corporation
f
117,152
1,861 TriMas Corporation 47,939
2,693 Trinseo plc 47,451
169,966 Tronox Holdings plc 2,258,848
7,426 United States Lime & Minerals, Inc. 1,526,860
30,774 United States Steel Corporation 784,737
8,602 Vulcan Materials Company 1,896,741
7,562 WestRock Company 251,739
Total 38,411,960
Real Estate (1.1%)
72,563 Agree Realty Corporation 4,700,631
3,380 Alexandria Real Estate Equities,
Inc. 424,798
21,834 Apartment Income REIT
Corporation 754,146
12,626 AvalonBay Communities, Inc. 2,381,895
8,217 Camden Property Trust 896,393
4,736 CareTrust REIT, Inc. 98,461
21,746 CBRE Group, Inc.
f
1,811,659
3,476 Centerspace 215,964
8,883 Chatham Lodging Trust 85,277
38,825 CubeSmart 1,683,452
130,439 Cushman and Wakefield plc
f
1,282,215
3,329 Digital Realty Trust, Inc. 414,860
9,181 DigitalBridge Group, Inc. 147,080
1,641 EastGroup Properties, Inc. 290,752
12,040 Elme Communities 195,650
21,352 EPR Properties 953,153
70,004 Equity Commonwealth 1,371,378
14,609 Equity Residential 963,317
12,500 Essential Properties Realty Trust,
Inc. 306,875
970 Essex Property Trust, Inc. 236,243
5,980 Extra Space Storage, Inc. 834,629
17,167 First Industrial Realty Trust, Inc. 887,534
10,920 FirstService Corporation 1,710,400
25,050 Four Corners Property Trust, Inc. 658,815
5,480 Getty Realty Corporation 177,114
100,884 Healthcare Realty Trust, Inc. 1,970,265
79,072 Host Hotels & Resorts, Inc. 1,454,925
3,737 Howard Hughes Corporation
f
315,515
47,075 Independence Realty Trust, Inc. 802,158
5,986 Kennedy-Wilson Holdings, Inc. 98,769
2,244 LTC Properties, Inc. 75,309
46,582 LXP Industrial Trust 469,081
9,967 Mid-America Apartment
Communities, Inc. 1,491,661
53,130 National Storage Affiliates Trust 1,795,263
24,319 NetSTREIT Corporation 435,067
14,370 NNN REIT, Inc. 613,312
22,654 Pebblebrook Hotel Trust 350,004
7,713 Public Storage 2,173,138
4,005 Realty Income Corporation 244,185
Shares Common Stock (24.7%) Value
Real Estate (1.1%) - continued
13,781 Regency Centers Corporation $ 903,069
30,022 Rexford Industrial Realty, Inc. 1,653,912
2,104 RMR Group, Inc. 49,612
29,807 Sabra Health Care REIT, Inc. 387,193
8,730 SBA Communications Corporation 1,911,433
54,067 Service Properties Trust 459,029
4,304 Terreno Realty Corporation 255,399
31,468 UDR, Inc. 1,286,412
2,453 Welltower, Inc. 201,514
7,300 Zillow Group, Inc.
f
388,506
Total 43,267,422
Utilities (0.6%)
2,373 AES Corporation 51,328
9,729 Alliant Energy Corporation 522,836
4,520 Artesian Resources Corporation 205,931
2,375 Avista Corporation 91,770
20,784 Black Hills Corporation 1,253,899
16,655 CenterPoint Energy, Inc. 501,149
283 Clearway Energy, Inc. 6,982
6,260 Consolidated Water Company,
Ltd.
e
122,446
21,245 Constellation Energy Corporation 2,053,329
14,084 Duke Energy Corporation 1,318,544
7,751 Edison International 557,762
23,996 Entergy Corporation 2,464,389
27,068 Evergy, Inc. 1,623,268
1,228 NextEra Energy Partners, LP
e
66,864
144,837 NiSource, Inc. 4,032,262
30,072 NorthWestern Corporation 1,698,166
54,098 OGE Energy Corporation 1,955,643
5,369 PG&E Corporation
f
94,548
15,902 Pinnacle West Capital Corporation 1,317,004
28,453 Portland General Electric
Company 1,356,354
19,099 Public Service Enterprise Group,
Inc. 1,205,529
13,339 Sempra 1,987,778
10,026 Spire, Inc. 637,353
8,723 UGI Corporation 235,434
855 Vistra Energy Corporation 23,991
Total 25,384,559
Total Common Stock
(cost $801,490,608) 973,647,723
Principal
Amount Long-Term Fixed Income ( 9.8% ) Value
Asset-Backed Securities (0.4%)
510 Asset Backed Trust
$ 525,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
g,h
449,243
720 East CLO I, Ltd.
550,000
8.576%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
d,g
553,516
175,000
9.576%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
d,g
176,400
Access Group, Inc.
34,463
5.684%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
d,g
33,580

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.8%) Value
Asset-Backed Securities (0.4%) - continued
Affirm Asset Securitization Trust
$ 200,000
6.610%,  1/18/2028, Ser.
2023-A, Class 1A
g
$ 198,396
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
g
420,933
350,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
g
306,378
Ares XL CLO, Ltd.
525,000
8.370%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
d,g
509,741
Bankers Healthcare Group
Securitization Trust
190,919
5.280%,  10/17/2035, Ser.
2022-C, Class A
g
188,902
Business Jet Securities, LLC
133,153
2.981%,  11/15/2035, Ser.
2020-1A, Class A
g
124,500
CarVal CLO II, Ltd.
300,000
7.588%,  (TSFR3M +
2.262%), 4/20/2032, Ser.
2019-1A, Class CR
d,g
291,312
CarVal CLO VII-C, Ltd.
400,000
8.076%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
d,g
400,890
CarVal CLO VIII-C, Ltd.
350,000
7.646%,  (TSFR3M +
2.300%), 10/22/2035, Ser.
2022-2A, Class A
d,g
352,312
250,000
8.346%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
d,g
251,642
CMFT Net Lease Master Issuer,
LLC
335,197
2.090%,  7/20/2051, Ser.
2021-1, Class A1
g
271,511
Commonbond Student Loan Trust
29,666
5.913%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
d,g
28,876
Dryden 36 Senior Loan Fund
450,000
7.620%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
d,g
432,726
FirstKey Homes Trust
1,100,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
g
1,036,715
Foundation Finance Trust
220,878
1.270%,  5/15/2041, Ser.
2021-1A, Class A
g
196,712
FRTKL Trust
625,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
g
540,767
GSAA Home Equity Trust
959,251
4.469%,  8/25/2034, Ser.
2004-10, Class M2
d,h
867,689
Harley Marine Financing, LLC
1,259,209
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,258,279
Home Partners of America Trust
626,460
2.302%,  12/17/2026, Ser.
2021-2, Class B
g
554,555
Principal
Amount Long-Term Fixed Income (9.8%) Value
Asset-Backed Securities (0.4%) - continued
$ 488,153
2.078%,  9/17/2041, Ser.
2021-1, Class C
g
$ 400,978
Laurel Road Prime Student Loan
Trust
129,950
5.259%,  11/25/2043, Ser.
2018-D, Class A
d,g
120,606
Longfellow Place CLO, Ltd.
250,000
7.870%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
d,g
248,912
Marlette Funding Trust
138,766
5.180%,  11/15/2032, Ser.
2022-3A, Class A
g
137,967
Mercury Financial Credit Card
Master Trust
625,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
g
595,417
National Collegiate Trust
140,335
5.708%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
d,g
135,413
Pretium Mortgage Credit Partners,
LLC
300,794
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
g,h
284,955
201,842
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
g,h
190,637
Progress Residential Trust
300,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
g
266,732
Tricon Residential Trust
425,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
g
379,555
VCAT Asset Securitization, LLC
250,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
g,h
227,478
Vericrest Opportunity Loan
Transferee
285,516
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
g,h
264,185
450,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
g,h
365,145
525,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
g,h
427,840
325,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
g,h
241,811
300,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
g,h
230,546
187,707
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
g,h
171,138
250,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
g,h
204,941
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
g,h
204,095
Wind River CLO, Ltd.
375,000
7.188%,  (TSFR3M +
1.862%), 7/20/2030, Ser.
2013-1A, Class A2RR
d,g
373,128
325,000
7.588%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
d,g
317,521
Total 15,234,575

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.8%) Value
Basic Materials (0.1%)
Alcoa Nederland Holding BV
$ 94,000 5.500%,  12/15/2027
g
$ 91,166
Anglo American Capital plc
200,000 3.875%,  3/16/2029
g
182,466
Cascades, Inc./Cascades USA,
Inc.
120,000 5.125%,  1/15/2026
g
115,203
Chemours Company
85,000 5.750%,  11/15/2028
g
77,989
Cleveland-Cliffs, Inc.
110,000 5.875%,  6/1/2027
e
108,002
40,000 4.625%,  3/1/2029
g
36,627
Consolidated Energy Finance SA
138,000 5.625%,  10/15/2028
g
119,126
EIDP, Inc.
132,000 4.500%,  5/15/2026 129,600
First Quantum Minerals, Ltd.
172,000 6.875%,  10/15/2027
g
169,114
FMC Corporation
134,000 5.150%,  5/18/2026 132,444
Glencore Funding, LLC
133,000 3.375%,  9/23/2051
g
88,206
189,000 4.000%,  3/27/2027
g
180,858
Hecla Mining Company
60,000 7.250%,  2/15/2028 59,403
Hudbay Minerals, Inc.
80,000 4.500%,  4/1/2026
g
75,862
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
73,000 9.000%,  7/1/2028
g
66,721
International Flavors & Fragrances,
Inc.
158,000 1.230%,  10/1/2025
g
142,259
Methanex Corporation
92,000 4.250%,  12/1/2024 89,733
Mosaic Company
175,000 4.050%,  11/15/2027 168,056
Novelis Corporation
55,000 3.250%,  11/15/2026
g
49,977
40,000 4.750%,  1/30/2030
g
35,950
55,000 3.875%,  8/15/2031
g
45,799
Nutrien, Ltd.
66,000 4.900%,  3/27/2028 65,001
OCI NV
64,000 4.625%,  10/15/2025
g
61,655
Olin Corporation
130,000 5.125%,  9/15/2027 124,267
10,000 5.625%,  8/1/2029 9,681
SCIL IV, LLC/SCIL USA Holdings,
LLC
101,000 5.375%,  11/1/2026
g
92,835
SPCM SA
89,000 3.375%,  3/15/2030
g
73,726
SunCoke Energy, Inc.
86,000 4.875%,  6/30/2029
g
74,056
Taseko Mines, Ltd.
71,000 7.000%,  2/15/2026
g
65,679
Unifrax Escrow Issuer Corporation
74,000 5.250%,  9/30/2028
g
55,130
United States Steel Corporation
105,000 6.875%,  3/1/2029 103,713
Total 2,890,304
Principal
Amount Long-Term Fixed Income (9.8%) Value
Capital Goods (0.2%)
Advanced Drainage Systems, Inc.
$ 97,000 6.375%,  6/15/2030
g
$ 96,021
AECOM
185,000 5.125%,  3/15/2027 178,590
Amsted Industries, Inc.
150,000 5.625%,  7/1/2027
g
145,500
10,000 4.625%,  5/15/2030
g
8,874
ARD Finance SA
31,000 6.500%,  6/30/2027
g
25,187
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
138,000 5.250%,  8/15/2027
g
118,439
Boeing Company
290,000 5.930%,  5/1/2060 289,653
191,000 5.040%,  5/1/2027 189,438
318,000 5.705%,  5/1/2040 317,853
Bombardier, Inc.
53,000 7.125%,  6/15/2026
g
52,582
89,000 7.875%,  4/15/2027
g
88,717
75,000 6.000%,  2/15/2028
g
70,514
Builders FirstSource, Inc.
85,000 5.000%,  3/1/2030
g
79,465
Canpack SA/Canpack US, LLC
120,000 3.125%,  11/1/2025
g
111,202
Carrier Global Corporation
148,000 3.577%,  4/5/2050 109,792
125,000 2.700%,  2/15/2031 105,693
Chart Industries, Inc.
98,000 7.500%,  1/1/2030
g
100,435
Clean Harbors, Inc.
130,000 6.375%,  2/1/2031
g
130,622
Clydesdale Acquisition Holdings,
Inc.
13,000 6.625%,  4/15/2029
g
12,437
26,000 8.750%,  4/15/2030
g
23,569
CNH Industrial NV
125,000 3.850%,  11/15/2027 118,228
Cornerstone Building Brands, Inc.
68,000 6.125%,  1/15/2029
g
56,270
Covanta Holding Corporation
54,000 4.875%,  12/1/2029
g
47,688
CP Atlas Buyer, Inc.
70,000 7.000%,  12/1/2028
g
57,765
Crown Cork & Seal Company, Inc.
84,000 7.375%,  12/15/2026 87,780
Emerald Debt Merger Sub, LLC
99,000 6.625%,  12/15/2030
g
98,381
GFL Environmental, Inc.
63,000 4.000%,  8/1/2028
g
56,381
145,000 3.500%,  9/1/2028
g
129,037
H&E Equipment Services, Inc.
142,000 3.875%,  12/15/2028
g
124,772
Herc Holdings, Inc.
70,000 5.500%,  7/15/2027
g
67,266
Howmet Aerospace, Inc.
215,000 3.000%,  1/15/2029 187,683
199,000 5.950%,  2/1/2037 202,321
Ingersoll-Rand Luxembourg
Finance SA
135,000 3.500%,  3/21/2026 129,148
JELD-WEN, Inc.
38,000 6.250%,  5/15/2025
g
38,482
30,000 4.625%,  12/15/2025
g
29,292

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.8%) Value
Capital Goods (0.2%) - continued
John Deere Capital Corporation
$ 108,000 4.950%,  7/14/2028 $ 108,795
132,000 4.350%,  9/15/2032 128,571
Lockheed Martin Corporation
168,000 4.500%,  5/15/2036 160,936
46,000 6.150%,  9/1/2036 50,830
Mauser Packaging Solutions
Holding Company
80,000 9.250%,  4/15/2027
g
74,324
MIWD Holdco II, LLC
100,000 5.500%,  2/1/2030
g
84,500
Mueller Water Products, Inc.
55,000 4.000%,  6/15/2029
g
49,007
Nesco Holdings II, Inc.
100,000 5.500%,  4/15/2029
g
90,950
New Enterprise Stone and Lime
Company, Inc.
107,000 5.250%,  7/15/2028
g
99,510
Northrop Grumman Corporation
320,000 3.850%,  4/15/2045 260,055
OI European Group BV
87,000 4.750%,  2/15/2030
g
78,575
Owens-Brockway Glass Container,
Inc.
53,000 6.625%,  5/13/2027
g
52,699
Pactiv Evergreen Group
65,000 4.375%,  10/15/2028
g
57,460
Parker-Hannifin Corporation
331,000 4.500%,  9/15/2029 321,957
PGT Innovations, Inc.
91,000 4.375%,  10/1/2029
g
84,415
Regal Rexnord Corporation
165,000 6.050%,  2/15/2026
g
164,947
Republic Services, Inc.
130,000 2.900%,  7/1/2026 122,320
Roller Bearing Company of
America, Inc.
75,000 4.375%,  10/15/2029
g
66,844
RTX Corporation
101,000 4.125%,  11/16/2028 96,977
225,000 4.450%,  11/16/2038 204,928
200,000 3.750%,  11/1/2046 156,573
Sealed Air Corporation
82,000 6.125%,  2/1/2028
g
81,632
Silgan Holdings, Inc.
39,000 4.125%,  2/1/2028 35,434
SRM Escrow Issuer, LLC
125,000 6.000%,  11/1/2028
g
119,151
Textron, Inc.
200,000 3.375%,  3/1/2028 182,824
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
60,000 7.750%,  4/15/2026
g
55,730
TransDigm, Inc.
127,000 6.250%,  3/15/2026
g
126,316
278,000 5.500%,  11/15/2027 263,493
Triumph Group, Inc.
84,000 9.000%,  3/15/2028
g
86,279
United Rentals North America, Inc.
110,000 4.875%,  1/15/2028 104,951
110,000 4.000%,  7/15/2030 97,283
Waste Management, Inc.
139,000 4.875%,  2/15/2034
c
137,371
Principal
Amount Long-Term Fixed Income (9.8%) Value
Capital Goods (0.2%) - continued
Waste Pro USA, Inc.
$ 65,000 5.500%,  2/15/2026
g
$ 61,588
WESCO Distribution, Inc.
110,000 7.250%,  6/15/2028
g
112,176
Total 7,664,478
Collateralized Mortgage Obligations (0.5%)
Banc of America Alternative Loan
Trust
13,019
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 11,229
BINOM Securitization Trust
280,475
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
d,g
238,908
CHL Mortgage Pass-Through Trust
826,678
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 456,642
CHNGE Mortgage Trust
490,434
7.100%,  7/25/2058, Ser.
2023-3, Class A1
g,h
488,463
597,070
6.000%,  10/25/2057, Ser.
2022-4, Class A1
g,h
580,606
Citicorp Mortgage Securities, Inc.
262,476
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 230,401
Citigroup Mortgage Loan Trust,
Inc.
1,949
4.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
d
1,935
COLT Mortgage Loan Trust
578,208
1.726%,  11/25/2066, Ser.
2021-5, Class A1
d,g
480,758
Countrywide Alternative Loan Trust
55,790
3.167%,  10/25/2035, Ser.
2005-43, Class 4A1
d
46,242
287,949
7.000%,  10/25/2037, Ser.
2007-24, Class A10 105,865
Countrywide Home Loan
Mortgage Pass Through Trust
31,772
3.502%,  11/25/2035, Ser.
2005-22, Class 2A1
d
25,528
Countrywide Home Loans, Inc.
75,049
5.750%,  4/25/2037, Ser.
2007-3, Class A27 35,876
Credit Suisse Mortgage Trust
325,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
d,g
283,808
500,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
d,g
443,646
301,807
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
d,g
295,298
288,499
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
d,g
235,835
1,037,378
3.496%,  2/25/2060, Ser.
2020-RPL2, Class A12
d,g
1,045,843
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
31,862
6.000%,  8/25/2023, Ser.
2006-AR5, Class 23A 16,894
Federal Home Loan Mortgage
Corporation - REMIC
814,748
4.000%,  1/25/2051, Ser.
5249, Class LA 777,522

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.8%) Value
Collateralized Mortgage Obligations (0.5%) -
continued
$ 4,366
4.000%,  7/15/2031, Ser.
4104, Class KI
i
$ 7
99,553
3.000%,  2/15/2033, Ser.
4170, Class IG
i
8,529
318,611
3.000%,  3/15/2033, Ser.
4180, Class PI
i
32,562
790,644
4.500%,  10/15/2033, Ser.
2695, Class BH 768,159
600,000
2.500%,  12/15/2048, Ser.
5094, Class BC 472,160
Federal National Mortgage
Association - REMIC
890,482
4.500%,  6/25/2052, Ser.
2022-43, Class MA 858,353
549,317
4.000%,  7/25/2052, Ser.
2022-37, Class PE 521,932
396,469
3.000%,  12/25/2027, Ser.
2012-137, Class AI
i
15,257
1,427,646
5.250%,  7/25/2039, Ser.
2022-72, Class CB 1,415,271
769,527
4.500%,  1/25/2046, Ser.
2022-68, Class BA 747,690
Flagstar Mortgage Trust
314,202
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
d,g
269,180
GCAT Trust
450,600
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
d,g
381,530
GS Mortgage-Backed Securities
Trust
637,662
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
d,g
532,373
J.P. Morgan Mortgage Trust
572,070
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
d,g
459,019
420,983
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
d,g
331,190
LHOME Mortgage Trust
228,516
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
d,g
225,949
250,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
g,h
245,382
Mello Mortgage Capital
Acceptance
578,632
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
d,g
464,285
Merrill Lynch Alternative Note
Asset Trust
78,042
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 30,848
New Residential Mortgage Loan
Trust
1,144,438
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
d,g
918,277
New York Mortgage Trust
589,644
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
g,h
580,454
Onslow Bay Financial, LLC
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
d,g
298,421
Palisades Mortgage Loan Trust
875,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
g,h
839,012
Principal
Amount Long-Term Fixed Income (9.8%) Value
Collateralized Mortgage Obligations (0.5%) -
continued
Preston Ridge Partners Mortgage
Trust, LLC
$ 343,378
2.115%,  1/25/2026, Ser.
2021-1, Class A1
d,g
$ 320,884
Residential Accredit Loans, Inc.
Trust
118,447
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 99,853
Residential Funding Mortgage
Security I Trust
18,655
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 14,385
ROC Securities Trust Series
550,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
d,g
529,343
Sequoia Mortgage Trust
91,088
3.483%,  9/20/2046, Ser.
2007-1, Class 4A1
d
62,431
Toorak Mortgage Corporation, Ltd.
453,950
2.240%,  6/25/2024, Ser.
2021-1, Class A1
g,h
440,680
TRK Trust
426,187
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
d,g
350,690
Vericrest Opportunity Loan
Transferee
268,143
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
g,h
251,912
Verus Securitization Trust
233,384
2.286%,  11/25/2066, Ser.
2021-8, Class A2
d,g
192,235
Total 18,479,552
Commercial Mortgage-Backed Securities (0.3%)
BANK 2022-BNK39
2,741,840
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,i
76,250
BANK5 2023-5YR2
475,000
7.379%,  6/15/2028, Ser.
2023-5YR2, Class AS
d
489,783
BBCMS Mortgage Trust
1,330,004
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
d,i
54,765
500,000
5.451%,  4/15/2056, Ser.
2023-C19, Class A5 505,923
3,992,848
1.151%,  9/15/2055, Ser.
2022-C17, Class XA
d,i
312,237
3,529,979
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
d,i
314,730
Benchmark Mortgage Trust
635,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 521,099
BFLD Trust
200,000
7.037%,  (TSFR1M +
1.814%), 10/15/2035, Ser.
2020-EYP, Class B
d,g
120,000
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,750,000
3.000%,  6/25/2032, Ser.
K147, Class A2
d,j
1,541,224

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.8%) Value
Commercial Mortgage-Backed Securities (0.3%)
- continued
$ 1,150,000
3.500%,  7/25/2032, Ser.
K148, Class A2
d,j
$ 1,053,602
1,750,000
3.530%,  8/25/2032, Ser.
K149, Class A2
j
1,610,103
1,075,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
d,j
1,000,565
1,800,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
d,j
1,685,548
600,000
3.780%,  11/25/2032, Ser.
K-152, Class A2
d,j
560,939
550,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
d,j
515,731
725,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
d,j
708,693
1,500,000
4.200%,  5/25/2033, Ser.
K-157, Class A2
j
1,449,385
MIRA Trust
500,000
6.755%,  6/10/2038, Ser.
2023-MILE, Class A
g
497,285
Morgan Stanley Capital I Trust
3,712,671
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
d,i
350,334
MSWF Commercial Mortgage Trust
365,000
5.752%,  5/15/2033, Ser.
2023-1, Class A5 375,492
SCOTT Trust
625,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
g
616,201
Total 14,359,889
Communications Services (0.3%)
Activision Blizzard, Inc.
265,000 2.500%,  9/15/2050 172,493
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
73,000 10.500%,  2/15/2028
g
41,427
Altice Financing SA
60,000 5.750%,  8/15/2029
g
44,995
Altice France SA/France
168,000 5.125%,  7/15/2029
g
117,653
50,000 5.500%,  10/15/2029
g
35,500
AMC Networks, Inc.
40,000 5.000%,  4/1/2024 39,375
126,000 4.250%,  2/15/2029 69,980
American Tower Corporation
80,000 3.375%,  10/15/2026 75,252
171,000 2.900%,  1/15/2030 147,195
88,000 5.650%,  3/15/2033 88,838
AT&T, Inc.
198,000 3.650%,  6/1/2051 139,924
283,000 3.500%,  9/15/2053 191,936
250,000 2.300%,  6/1/2027 223,925
260,000 4.350%,  3/1/2029 247,558
134,000 5.400%,  2/15/2034 131,829
180,000 4.900%,  8/15/2037 165,316
CCO Holdings, LLC/CCO Holdings
Capital Corporation
138,000 5.500%,  5/1/2026
g
134,730
120,000 5.125%,  5/1/2027
g
112,584
60,000 5.000%,  2/1/2028
g
55,448
6,000 6.375%,  9/1/2029
g
5,737
125,000 4.750%,  3/1/2030
g
108,346
40,000 4.500%,  8/15/2030
g
33,892
Principal
Amount Long-Term Fixed Income (9.8%) Value
Communications Services (0.3%) - continued
$ 52,000 4.250%,  2/1/2031
g
$ 42,749
110,000 4.750%,  2/1/2032
g
90,817
86,000 4.250%,  1/15/2034
g
66,101
Cengage Learning, Inc.
4,000 9.500%,  6/15/2024
g
4,011
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
198,000 4.200%,  3/15/2028 185,475
400,000 3.500%,  6/1/2041 269,924
Clear Channel Worldwide
Holdings, Inc.
156,000 5.125%,  8/15/2027
g
143,247
Comcast Corporation
198,000 5.350%,  5/15/2053 198,840
152,000 2.887%,  11/1/2051 101,112
165,000 4.250%,  10/15/2030 158,466
180,000 4.400%,  8/15/2035 169,141
243,000 4.750%,  3/1/2044 222,779
Connect Finco SARL/Connect US
Finco, LLC
50,000 6.750%,  10/1/2026
g
47,936
CSC Holdings, LLC
30,000 5.375%,  2/1/2028
g
25,052
145,000 6.500%,  2/1/2029
g
123,122
191,000 4.125%,  12/1/2030
g
138,098
Deutsche Telekom International
Finance BV
330,000 8.750%,  6/15/2030 390,528
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
118,000 5.875%,  8/15/2027
g
106,521
Discovery Communications, LLC
230,000 4.900%,  3/11/2026 226,446
DISH DBS Corporation
34,000 5.875%,  11/15/2024 31,040
29,000 5.250%,  12/1/2026
g
23,751
34,000 7.375%,  7/1/2028 19,125
57,000 5.750%,  12/1/2028
g
43,863
52,000 5.125%,  6/1/2029 26,130
DISH Network Corporation
66,000 11.750%,  11/15/2027
g
66,434
Frontier Communications
Holdings, LLC
91,000 5.875%,  10/15/2027
g
83,349
39,000 6.750%,  5/1/2029
g
30,151
25,000 8.750%,  5/15/2030
g
24,120
GCI, LLC
85,000 4.750%,  10/15/2028
g
73,884
Gray Escrow II, Inc.
111,000 5.375%,  11/15/2031
g
77,455
Gray Television, Inc.
135,000 4.750%,  10/15/2030
g
94,981
Hughes Satellite Systems
Corporation
70,000 6.625%,  8/1/2026 63,201
Iliad Holding SASU
122,000 6.500%,  10/15/2026
g
116,920
Lamar Media Corporation
53,000 3.625%,  1/15/2031 44,368
LCPR Senior Secured Financing
DAC
63,000 6.750%,  10/15/2027
g
58,923

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.8%) Value
Communications Services (0.3%) - continued
Level 3 Financing, Inc.
$ 144,000 4.625%,  9/15/2027
g
$ 109,390
85,000 4.250%,  7/1/2028
g
60,158
47,000 10.500%,  5/15/2030
g
48,686
McGraw-Hill Education, Inc.
73,000 5.750%,  8/1/2028
g
64,094
Meta Platforms, Inc.
99,000 5.600%,  5/15/2053 101,939
132,000 4.800%,  5/15/2030 132,432
265,000 3.850%,  8/15/2032 246,611
Netflix, Inc.
105,000 5.875%,  11/15/2028 108,175
169,000 5.375%,  11/15/2029
g
169,242
180,000 4.875%,  6/15/2030
g
175,822
News Corporation
94,000 3.875%,  5/15/2029
g
83,009
NTT Finance Corporation
231,000 4.372%,  7/27/2027
g
225,103
Omnicom Group, Inc.
85,000 3.600%,  4/15/2026 81,599
135,000 4.200%,  6/1/2030 125,993
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
55,000 6.250%,  6/15/2025
g
54,303
40,000 4.625%,  3/15/2030
g
33,464
Playtika Holding Corporation
83,000 4.250%,  3/15/2029
g
73,251
Radiate Holdco, LLC/Radiate
Finance, Inc.
80,000 6.500%,  9/15/2028
g
47,956
Scripps Escrow II, Inc.
37,000 3.875%,  1/15/2029
g
30,763
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
g
102,200
55,000 4.000%,  7/15/2028
g
47,854
95,000 4.125%,  7/1/2030
g
78,239
Sprint Capital Corporation
469,000 8.750%,  3/15/2032 565,089
Take-Two Interactive Software, Inc.
133,000 4.950%,  3/28/2028 131,696
TEGNA, Inc.
157,000 4.625%,  3/15/2028 140,515
Telecom Italia Capital SA
30,000 6.000%,  9/30/2034 24,267
Telecom Italia SPA/Milano
41,000 5.303%,  5/30/2024
g
40,195
Telesat Canada/Telesat, LLC
40,000 4.875%,  6/1/2027
g
23,457
25,000 6.500%,  10/15/2027
g
10,000
T-Mobile USA, Inc.
331,000 3.600%,  11/15/2060 228,501
200,000 4.375%,  4/15/2040 176,474
United States Cellular Corporation
80,000 6.700%,  12/15/2033 69,400
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
125,000 4.750%,  4/15/2028
g
104,277
Univision Communications, Inc.
102,000 6.625%,  6/1/2027
g
99,242
Verizon Communications, Inc.
198,000 3.000%,  11/20/2060 119,981
425,000 2.650%,  11/20/2040 290,405
Principal
Amount Long-Term Fixed Income (9.8%) Value
Communications Services (0.3%) - continued
$ 290,000 3.400%,  3/22/2041 $ 220,345
VTR Finance NV
95,000 6.375%,  7/15/2028
g
40,272
VZ Secured Financing BV
134,000 5.000%,  1/15/2032
g
108,891
Walt Disney Company
266,000 3.600%,  1/13/2051 205,539
Warnermedia Holdings, Inc.
233,000 5.141%,  3/15/2052 189,390
199,000 4.054%,  3/15/2029 182,619
199,000 5.050%,  3/15/2042 165,441
WMG Acquisition Corporation
19,000 3.750%,  12/1/2029
g
16,592
66,000 3.000%,  2/15/2031
g
53,956
YPSO Finance BIS SA
42,000 10.500%,  5/15/2027
g
17,772
Total 11,396,592
Consumer Cyclical (0.3%)
1011778 B.C., ULC/New Red
Finance, Inc.
120,000 4.375%,  1/15/2028
g
110,878
Adient Global Holdings, Ltd.
53,000 4.875%,  8/15/2026
g
50,885
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
40,000 6.625%,  7/15/2026
g
38,197
65,000 6.000%,  6/1/2029
g
49,584
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
130,000 4.625%,  6/1/2028
g
110,500
Allison Transmission, Inc.
54,000 3.750%,  1/30/2031
g
45,651
Amazon.com, Inc.
169,000 3.875%,  8/22/2037 153,180
American Axle & Manufacturing,
Inc.
200,000 6.500%,  4/1/2027
e
194,693
Arko Corporation
58,000 5.125%,  11/15/2029
g
48,215
Ashton Woods USA, LLC/Ashton
Woods Finance Company
80,000 4.625%,  8/1/2029
g
69,226
20,000 4.625%,  4/1/2030
g
17,100
Boyd Gaming Corporation
85,000 4.750%,  6/15/2031
g
76,056
Boyne USA, Inc.
36,000 4.750%,  5/15/2029
g
32,870
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
85,000 6.250%,  9/15/2027
g
78,583
Caesars Entertainment, Inc.
151,000 6.250%,  7/1/2025
g
150,178
40,000 8.125%,  7/1/2027
g
41,027
91,000 4.625%,  10/15/2029
g
80,109
Carnival Corporation
121,000 10.500%,  2/1/2026
g
127,548
22,000 7.625%,  3/1/2026
g
21,703
131,000 5.750%,  3/1/2027
g
121,176
38,000 4.000%,  8/1/2028
g
33,786

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.8%) Value
Consumer Cyclical (0.3%) - continued
Cedar Fair, LP
$ 92,000 5.250%,  7/15/2029 $ 82,513
Churchill Downs, Inc.
85,000 4.750%,  1/15/2028
g
78,572
39,000 6.750%,  5/1/2031
g
38,119
Cinemark USA, Inc.
111,000 5.875%,  3/15/2026
g
105,067
Clarios Global, LP/Clarios US
Finance Company, Inc.
65,000 8.500%,  5/15/2027
e,g
65,812
98,000 6.750%,  5/15/2028
g
98,437
D.R. Horton, Inc.
69,000 2.600%,  10/15/2025 65,055
Daimler Trucks Finance North
America, LLC
249,000 2.000%,  12/14/2026
g
224,038
Dana, Inc.
80,000 5.625%,  6/15/2028 75,931
Expedia Group, Inc.
348,000 3.250%,  2/15/2030 306,122
Ford Motor Company
143,000 3.250%,  2/12/2032 113,061
86,000 6.100%,  8/19/2032 83,203
Ford Motor Credit Company, LLC
347,000 2.300%,  2/10/2025 325,373
210,000 4.134%,  8/4/2025 200,297
171,000 2.700%,  8/10/2026 153,287
Forestar Group, Inc.
85,000 3.850%,  5/15/2026
g
78,902
General Motors Company
150,000 6.125%,  10/1/2025 151,631
250,000 6.800%,  10/1/2027 260,938
General Motors Financial
Company, Inc.
180,000 1.500%,  6/10/2026 160,410
GLP Capital, LP
298,000 5.750%,  6/1/2028 291,991
Goodyear Tire & Rubber Company
50,000 5.000%,  7/15/2029 46,105
35,000 5.250%,  7/15/2031 31,150
Guitar Center Escrow Issuer II, Inc.
42,000 8.500%,  1/15/2026
g
38,640
Hanesbrands, Inc.
72,000 4.875%,  5/15/2026
g
67,504
Hilton Domestic Operating
Company, Inc.
172,000 4.875%,  1/15/2030 161,250
39,000 3.625%,  2/15/2032
g
32,727
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
63,000 5.000%,  6/1/2029
g
56,309
Home Depot, Inc.
215,000 5.400%,  9/15/2040 220,376
126,000 4.250%,  4/1/2046 111,424
205,000 3.900%,  6/15/2047 172,756
Hyundai Capital America
300,000 1.800%,  1/10/2028
g
254,710
International Game Technology plc
90,000 5.250%,  1/15/2029
g
85,500
Jacobs Entertainment, Inc.
53,000 6.750%,  2/15/2029
g
48,274
Principal
Amount Long-Term Fixed Income (9.8%) Value
Consumer Cyclical (0.3%) - continued
Jaguar Land Rover Automotive plc
$ 103,000 5.500%,  7/15/2029
g
$ 91,143
KB Home
120,000 4.800%,  11/15/2029 110,700
Kohl's Corporation
128,000 4.625%,  5/1/2031 94,485
225,000 5.550%,  7/17/2045 144,304
L Brands, Inc.
120,000 6.625%,  10/1/2030
g
115,966
40,000 6.875%,  11/1/2035 37,123
Lennar Corporation
258,000 4.750%,  5/30/2025 253,250
Lowe's Companies, Inc.
132,000 5.625%,  4/15/2053 131,166
324,000 2.625%,  4/1/2031 273,783
Macy's Retail Holdings, LLC
75,000 5.875%,  4/1/2029
g
69,671
Marriott International, Inc./MD
248,000 4.625%,  6/15/2030 237,046
Mattamy Group Corporation
74,000 5.250%,  12/15/2027
g
69,973
McDonald's Corporation
225,000 4.450%,  3/1/2047 200,721
Michaels Companies, Inc.
64,000 5.250%,  5/1/2028
g
54,403
NCL Corporation, Ltd.
36,000 3.625%,  12/15/2024
g
34,573
27,000 5.875%,  3/15/2026
g
25,549
102,000 5.875%,  2/15/2027
g
99,330
Nissan Motor Acceptance
Company, LLC
380,000 1.125%,  9/16/2024
g
357,824
Nissan Motor Company, Ltd.
34,000 3.522%,  9/17/2025
g
32,097
35,000 4.345%,  9/17/2027
g
32,572
44,000 4.810%,  9/17/2030
g
39,722
Nordstrom, Inc.
32,000 4.375%,  4/1/2030 26,992
44,000 4.250%,  8/1/2031 34,698
PENN Entertainment, Inc.
100,000 4.125%,  7/1/2029
e,g
82,598
PetSmart, Inc./PetSmart Finance
Corporation
105,000 4.750%,  2/15/2028
g
96,283
50,000 7.750%,  2/15/2029
g
48,773
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
165,000 5.750%,  4/15/2026
g
161,768
73,000 6.250%,  1/15/2028
g
68,725
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
90,000 5.750%,  1/15/2029
g
66,596
Royal Caribbean Cruises, Ltd.
20,000 11.500%,  6/1/2025
g
21,188
146,000 4.250%,  7/1/2026
g
135,704
91,000 9.250%,  1/15/2029
g
96,881
32,000 7.250%,  1/15/2030
g
32,346
Scientific Games International, Inc.
90,000 7.250%,  11/15/2029
g
89,775
41,000 6.625%,  3/1/2030
g
36,329
SeaWorld Parks and
Entertainment, Inc.
59,000 5.250%,  8/15/2029
g
53,100

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.8%) Value
Consumer Cyclical (0.3%) - continued
Six Flags Theme Parks, Inc.
$ 30,000 7.000%,  7/1/2025
g
$ 30,073
Staples, Inc.
75,000 7.500%,  4/15/2026
g
61,961
47,000 10.750%,  4/15/2027
g
26,875
Starbucks Corporation
157,000 4.750%,  2/15/2026 155,854
Station Casinos, LLC
62,000 4.625%,  12/1/2031
g
52,390
Target Corporation
198,000 2.950%,  1/15/2052 136,843
Toyota Motor Credit Corporation
151,000 4.700%,  1/12/2033 149,216
Travel + Leisure Company
41,000 6.625%,  7/31/2026
g
40,813
Tripadvisor, Inc.
20,000 7.000%,  7/15/2025
g
20,036
Uber Technologies, Inc.
50,000 6.250%,  1/15/2028
g
49,613
VICI Properties, LP/VICI Note
Company, Inc.
367,000 4.625%,  6/15/2025
g
356,331
165,000 5.750%,  2/1/2027
g
162,794
90,000 3.750%,  2/15/2027
g
83,088
Viking Cruises, Ltd.
127,000 5.875%,  9/15/2027
g
118,756
Volkswagen Group of America
Finance, LLC
170,000 4.350%,  6/8/2027
g
164,710
Wabash National Corporation
92,000 4.500%,  10/15/2028
g
77,510
Walmart, Inc.
198,000 4.500%,  9/9/2052 190,814
99,000 3.900%,  4/15/2028 96,692
Wyndham Hotels & Resorts, Inc.
45,000 4.375%,  8/15/2028
g
41,184
Yum! Brands, Inc.
100,000 4.750%,  1/15/2030
g
93,271
ZF North America Capital, Inc.
53,000 7.125%,  4/14/2030
g
54,594
Total 11,657,204
Consumer Non-Cyclical (0.3%)
1375209 B.C., Ltd.
66,000 9.000%,  1/30/2028
g
66,165
Abbott Laboratories
348,000 4.750%,  11/30/2036 348,842
AbbVie, Inc.
100,000 2.950%,  11/21/2026 93,809
100,000 4.500%,  5/14/2035 94,752
400,000 4.300%,  5/14/2036 367,776
140,000 4.850%,  6/15/2044 129,912
275,000 4.875%,  11/14/2048 257,997
AdaptHealth, LLC
53,000 4.625%,  8/1/2029
g
43,446
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
124,000 4.625%,  1/15/2027
g
117,508
118,000 3.500%,  3/15/2029
g
102,725
Amgen, Inc.
150,000 4.200%,  2/22/2052 122,703
198,000 5.250%,  3/2/2030 199,296
Principal
Amount Long-Term Fixed Income (9.8%) Value
Consumer Non-Cyclical (0.3%) - continued
$ 198,000 5.600%,  3/2/2043 $ 196,904
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
304,000 4.700%,  2/1/2036 294,742
Anheuser-Busch InBev Worldwide,
Inc.
375,000 4.375%,  4/15/2038 347,680
198,000 5.550%,  1/23/2049 205,472
Aramark Services, Inc.
143,000 5.000%,  2/1/2028
g
134,421
Archer-Daniels-Midland Company
340,000 2.700%,  9/15/2051 226,810
AstraZeneca plc
360,000 3.000%,  5/28/2051 262,935
B&G Foods, Inc.
41,000 5.250%,  4/1/2025 39,061
40,000 5.250%,  9/15/2027 34,494
BAT Capital Corporation
142,000 7.079%,  8/2/2043 142,000
66,000 7.750%,  10/19/2032 73,244
Bausch Health Companies, Inc.
36,000 5.500%,  11/1/2025
e,g
32,400
134,000 4.875%,  6/1/2028
g
81,244
90,000 11.000%,  9/30/2028
g
66,353
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 80,504
225,000 3.700%,  6/6/2027 214,694
BellRing Brands, Inc.
55,000 7.000%,  3/15/2030
g
55,208
Bristol-Myers Squibb Company
327,000 3.550%,  3/15/2042 267,030
Cargill, Inc.
196,000 3.125%,  5/25/2051
g
139,455
Catalent Pharma Solutions, Inc.
26,000 3.125%,  2/15/2029
g
21,695
Central Garden & Pet Company
100,000 4.125%,  10/15/2030 85,017
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
g
9,106
Chobani, LLC/Chobani Finance
Corporation, Inc.
96,000 4.625%,  11/15/2028
g
87,359
CHS/Community Health Systems,
Inc.
18,000 5.625%,  3/15/2027
g
16,016
23,000 8.000%,  12/15/2027
g
22,489
90,000 6.000%,  1/15/2029
g
76,950
42,000 4.750%,  2/15/2031
g
31,818
Colgate-Palmolive Company
165,000 4.600%,  3/1/2033
e
166,915
Constellation Brands, Inc.
198,000 3.600%,  2/15/2028 185,854
180,000 2.875%,  5/1/2030 156,215
Coty, Inc.
64,000 5.000%,  4/15/2026
g
61,757
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
118,000 4.750%,  1/15/2029
g
109,436
66,000 6.625%,  7/15/2030
g
66,578
CVS Health Corporation
298,000 5.625%,  2/21/2053 292,728

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.8%) Value
Consumer Non-Cyclical (0.3%) - continued
$ 149,000 5.125%,  2/21/2030 $ 148,257
250,000 4.875%,  7/20/2035 237,500
Edgewell Personal Care Company
60,000 5.500%,  6/1/2028
g
56,850
Eli Lilly & Company
98,000 4.950%,  2/27/2063 98,305
Embecta Corporation
31,000 6.750%,  2/15/2030
g
27,256
Encompass Health Corporation
135,000 4.500%,  2/1/2028 125,400
Energizer Holdings, Inc.
85,000 4.750%,  6/15/2028
g
76,350
Fortrea Holdings, Inc.
26,000 7.500%,  7/1/2030
g
26,572
General Mills, Inc.
53,000 4.950%,  3/29/2033 52,380
HCA, Inc.
265,000 3.500%,  9/1/2030 232,935
HLF Financing SARL, LLC/
Herbalife International, Inc.
150,000 4.875%,  6/1/2029
g
114,000
Imperial Brands Finance plc
275,000 3.875%,  7/26/2029
g
245,148
Jazz Securities DAC
53,000 4.375%,  1/15/2029
g
47,123
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
200,000 4.375%,  2/2/2052
g
143,975
142,000 5.500%,  1/15/2030
g
137,367
243,000 3.000%,  5/15/2032
g
190,609
Kenvue, Inc.
240,000 5.350%,  3/22/2026
g
241,784
Kimberly-Clark Corporation
230,000 3.900%,  5/4/2047 195,121
Kraft Heinz Foods Company
150,000 3.875%,  5/15/2027 143,817
40,000 5.200%,  7/15/2045 37,826
90,000 4.375%,  6/1/2046 76,281
Lamb Weston Holdings, Inc.
59,000 4.125%,  1/31/2030
g
52,070
Legacy LifePoint Health, LLC
40,000 4.375%,  2/15/2027
g
34,500
Mattel, Inc.
105,000 3.375%,  4/1/2026
g
97,621
166,000 5.450%,  11/1/2041 143,122
Medtronic, Inc.
200,000 4.375%,  3/15/2035 193,813
Mozart Debt Merger Sub, Inc.
74,000 3.875%,  4/1/2029
g
64,800
63,000 5.250%,  10/1/2029
e,g
55,892
Nestle Holdings, Inc.
289,000 5.250%,  3/13/2026
g
291,403
Newell Brands, Inc.
230,000 4.700%,  4/1/2026 218,316
Organon & Company/Organon
Foreign Debt Co-Issuer BV
128,000 4.125%,  4/30/2028
g
114,706
Owens & Minor, Inc.
89,000 6.625%,  4/1/2030
g
81,477
PepsiCo, Inc.
125,000 4.200%,  7/18/2052 115,610
Principal
Amount Long-Term Fixed Income (9.8%) Value
Consumer Non-Cyclical (0.3%) - continued
Performance Food Group, Inc.
$ 77,000 4.250%,  8/1/2029
g
$ 68,400
Perrigo Finance Unlimited
Company
96,000 4.375%,  3/15/2026 91,039
Pfizer Investment Enterprises Pte,
Ltd.
297,000 5.300%,  5/19/2053 305,178
99,000 4.750%,  5/19/2033 98,345
Philip Morris International, Inc.
198,000 4.875%,  2/13/2026 196,684
126,000 5.125%,  11/17/2027 126,284
126,000 5.625%,  11/17/2029 128,901
198,000 5.375%,  2/15/2033 197,416
Post Holdings, Inc.
44,000 5.625%,  1/15/2028
g
42,519
36,000 5.500%,  12/15/2029
g
33,432
77,000 4.500%,  9/15/2031
g
65,557
Primo Water Holdings, Inc.
99,000 4.375%,  4/30/2029
g
86,926
Reynolds American, Inc.
257,000 5.700%,  8/15/2035 242,364
Roche Holdings, Inc.
130,000 4.000%,  11/28/2044
g
111,447
Scotts Miracle-Gro Company
60,000 4.500%,  10/15/2029 52,650
SEG Holding, LLC
110,000 5.625%,  10/15/2028
g
103,905
Simmons Foods, Inc.
127,000 4.625%,  3/1/2029
g
106,045
Spectrum Brands, Inc.
70,000 5.000%,  10/1/2029
g
63,000
70,000 5.500%,  7/15/2030
g
63,930
Syneos Health, Inc.
90,000 3.625%,  1/15/2029
g
89,103
Sysco Corporation
200,000 6.600%,  4/1/2040 215,505
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 139,577
Teleflex, Inc.
230,000 4.625%,  11/15/2027 217,063
Tenet Healthcare Corporation
245,000 5.125%,  11/1/2027 232,650
65,000 6.125%,  10/1/2028 61,918
79,000 6.750%,  5/15/2031
g
78,472
Teva Pharmaceutical Finance
Netherlands III BV
193,000 3.150%,  10/1/2026 174,601
TreeHouse Foods, Inc.
125,000 4.000%,  9/1/2028 109,156
United Natural Foods, Inc.
46,000 6.750%,  10/15/2028
g
38,320
Wyeth, LLC
134,000 6.500%,  2/1/2034 150,305
Zoetis, Inc.
288,000 4.700%,  2/1/2043 266,028
Total 14,304,421
Energy (0.2%)
Antero Resources Corporation
35,000 5.375%,  3/1/2030
g
32,623

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.8%) Value
Energy (0.2%) - continued
Archrock Partners, LP/Archrock
Partners Finance Corporation
$ 85,000 6.250%,  4/1/2028
g
$ 80,112
Baytex Energy Corporation
65,000 8.500%,  4/30/2030
g
65,867
BP Capital Markets America, Inc.
436,000 2.939%,  6/4/2051 295,797
84,000 3.543%,  4/6/2027 80,301
Buckeye Partners, LP
105,000 3.950%,  12/1/2026 96,337
Callon Petroleum Company
75,000 8.250%,  7/15/2025 75,000
61,000 7.500%,  6/15/2030
e,g
59,220
Canadian Natural Resources, Ltd.
215,000 2.950%,  7/15/2030 184,872
Cheniere Energy Partners, LP
528,000 4.500%,  10/1/2029 490,876
52,000 3.250%,  1/31/2032 43,271
Cheniere Energy, Inc.
83,000 4.625%,  10/15/2028 77,892
Chesapeake Energy Corporation
50,000 6.750%,  4/15/2029
g
49,777
Chord Energy Corporation
50,000 6.375%,  6/1/2026
g
49,620
Civitas Resources, Inc.
30,000 8.375%,  7/1/2028
g
30,857
30,000 8.750%,  7/1/2031
g
31,050
CNX Resources Corporation
38,000 6.000%,  1/15/2029
g
35,542
Comstock Resources, Inc.
65,000 5.875%,  1/15/2030
g
57,537
Continental Resources, Inc.
232,000 2.268%,  11/15/2026
g
207,607
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
73,000 5.500%,  6/15/2031
g
66,395
Crescent Energy Finance, LLC
72,000 9.250%,  2/15/2028
g
73,238
CrownRock, LP/CrownRock
Finance, Inc.
60,000 5.625%,  10/15/2025
g
59,100
Devon Energy Corporation
374,000 4.500%,  1/15/2030 353,966
DT Midstream, Inc.
85,000 4.125%,  6/15/2029
g
75,363
40,000 4.375%,  6/15/2031
g
34,726
Enbridge, Inc.
86,000 2.500%,  2/14/2025 82,037
Enerflex, Ltd.
54,000 9.000%,  10/15/2027
g
54,335
Energy Transfer, LP
177,000 4.000%,  10/1/2027 166,828
90,000 4.900%,  3/15/2035 82,953
125,000 5.150%,  2/1/2043 107,279
255,000 6.000%,  6/15/2048 242,332
EnLink Midstream Partners, LP
100,000 4.850%,  7/15/2026 97,180
EnLink Midstream, LLC
39,000 6.500%,  9/1/2030
g
39,255
Enterprise Products Operating,
LLC
200,000 3.300%,  2/15/2053 141,299
Principal
Amount Long-Term Fixed Income (9.8%) Value
Energy (0.2%) - continued
EQM Midstream Partners, LP
$ 181,000 4.750%,  1/15/2031
g
$ 161,597
EQT Corporation
111,000 6.125%,  2/1/2025 111,059
199,000 3.900%,  10/1/2027 186,554
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 230,513
Ferrellgas, LP/Ferrellgas Finance
Corporation
65,000 5.375%,  4/1/2026
g
61,207
Genesis Energy LP/Genesis
Energy Finance Corporation
53,000 8.875%,  4/15/2030 52,864
Halliburton Company
175,000 4.850%,  11/15/2035 165,282
133,000 5.000%,  11/15/2045 121,746
Harvest Midstream, LP
152,000 7.500%,  9/1/2028
g
149,384
Hess Midstream Operations, LP
110,000 5.625%,  2/15/2026
g
108,350
46,000 5.500%,  10/15/2030
g
43,240
Hilcorp Energy I, LP/Hilcorp
Finance Company
140,000 5.750%,  2/1/2029
g
129,500
39,000 6.250%,  4/15/2032
g
35,448
Holly Energy Partners, LP/Holly
Energy Finance Corporation
90,000 6.375%,  4/15/2027
g
89,644
Howard Midstream Energy
Partners, LLC
97,000 6.750%,  1/15/2027
g
93,569
ITT Holdings, LLC
70,000 6.500%,  8/1/2029
g
59,867
Laredo Petroleum, Inc.
113,000 7.750%,  7/31/2029
g
96,615
Magellan Midstream Partners, LP
120,000 5.000%,  3/1/2026 119,032
MEG Energy Corporation
86,000 5.875%,  2/1/2029
g
82,443
MPLX, LP
170,000 4.875%,  6/1/2025 167,749
265,000 4.950%,  9/1/2032 253,299
49,000 5.000%,  3/1/2033 47,085
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 49,456
Nabors Industries, Ltd.
100,000 7.250%,  1/15/2026
g
96,276
National Fuel Gas Company
242,000 5.500%,  1/15/2026 238,906
New Fortress Energy, Inc.
40,000 6.750%,  9/15/2025
g
38,092
Noble Finance II, LLC
65,000 8.000%,  4/15/2030
g
66,869
Northern Oil and Gas, Inc.
66,000 8.750%,  6/15/2031
g
66,498
Northriver Midstream Finance, LP
32,000 5.625%,  2/15/2026
g
30,582
NuStar Logistics, LP
80,000 5.750%,  10/1/2025 78,600
Ovintiv Exploration, Inc.
230,000 5.375%,  1/1/2026 228,375
Ovintiv, Inc.
66,000 5.650%,  5/15/2025 65,861

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.8%) Value
Energy (0.2%) - continued
Phillips 66 Company
$ 150,000 4.950%,  12/1/2027 $ 149,325
Precision Drilling Corporation
65,000 6.875%,  1/15/2029
g
61,293
Range Resources Corporation
53,000 4.750%,  2/15/2030
g
48,712
Rockcliff Energy II, LLC
70,000 5.500%,  10/15/2029
g
64,102
SM Energy Company
58,000 6.625%,  1/15/2027 57,044
65,000 6.500%,  7/15/2028 63,536
Southwestern Energy Company
48,000 5.375%,  3/15/2030 44,911
46,000 4.750%,  2/1/2032 40,873
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
57,000 5.875%,  3/1/2027 55,791
30,000 5.000%,  6/1/2031
g
25,604
Suncor Energy, Inc.
239,000 7.150%,  2/1/2032 257,082
Sunoco, LP/Sunoco Finance
Corporation
140,000 5.875%,  3/15/2028 136,166
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
108,000 5.500%,  1/15/2028
g
99,360
Targa Resources Corporation
232,000 4.200%,  2/1/2033 207,210
Teine Energy, Ltd.
85,000 6.875%,  4/15/2029
g
78,200
Transocean, Inc.
85,000 11.500%,  1/30/2027
g
89,132
6,000 8.750%,  2/15/2030
g
6,229
USA Compression Partners, LP/
USA Compression Finance
Corporation
88,000 6.875%,  4/1/2026 87,208
Venture Global Calcasieu Pass,
LLC
79,000 3.875%,  8/15/2029
g
68,407
90,000 6.250%,  1/15/2030
g
88,004
45,000 4.125%,  8/15/2031
g
38,171
Venture Global LNG, Inc.
134,000 8.375%,  6/1/2031
g
135,972
Weatherford International, Ltd.
90,000 8.625%,  4/30/2030
g
92,239
Western Midstream Operating, LP
140,000 3.950%,  6/1/2025 135,001
66,000 6.150%,  4/1/2033 66,939
Williams Companies, Inc.
132,000 5.300%,  8/15/2052 122,077
250,000 7.500%,  1/15/2031 274,630
Total 9,839,224
Financials (0.9%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
265,000 3.500%,  1/15/2025 255,745
200,000 3.875%,  1/23/2028 185,396
160,000 3.400%,  10/29/2033 127,963
Principal
Amount Long-Term Fixed Income (9.8%) Value
Financials (0.9%) - continued
Air Lease Corporation
$ 334,000 3.000%,  2/1/2030 $ 282,187
Aircastle, Ltd.
200,000 5.250%,  8/11/2025
g
194,603
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
40,000 6.750%,  10/15/2027
g
37,888
Ally Financial, Inc.
260,000 5.750%,  11/20/2025 252,125
260,000 8.000%,  11/1/2031 275,860
17,000 6.700%,  2/14/2033 15,826
American Express Company
200,000 2.250%,  3/4/2025 189,957
American Homes 4 Rent, LP
380,000 2.375%,  7/15/2031 303,400
American International Group, Inc.
273,000 5.125%,  3/27/2033 268,418
AmWINS Group, Inc.
80,000 4.875%,  6/30/2029
g
73,395
Aon Corporation/Aon Global
Holdings plc
66,000 5.350%,  2/28/2033 66,619
Ares Capital Corporation
114,000 3.250%,  7/15/2025 106,351
275,000 3.875%,  1/15/2026 256,847
150,000 2.150%,  7/15/2026 131,407
Associated Banc-Corp
75,000 4.250%,  1/15/2025 71,258
Australia & New Zealand Banking
Group, Ltd.
250,000 2.950%,  7/22/2030
d,g
230,941
Avolon Holdings Funding, Ltd.
116,000 5.250%,  5/15/2024
g
114,471
25,000 4.250%,  4/15/2026
g
23,496
Banco Santander Mexico SA
125,000 5.375%,  4/17/2025
g
123,808
Banco Santander SA
200,000 4.175%,  3/24/2028
d
188,409
Bank of America Corporation
238,000 5.080%,  1/20/2027
d
235,450
180,000 1.734%,  7/22/2027
d
161,276
285,000 3.824%,  1/20/2028
d
269,273
116,000 5.202%,  4/25/2029
d
115,216
180,000 2.087%,  6/14/2029
d
154,436
125,000 3.974%,  2/7/2030
d
116,273
300,000 2.496%,  2/13/2031
d
251,341
400,000 1.922%,  10/24/2031
d
316,886
200,000 2.972%,  2/4/2033
d
167,074
398,000 4.571%,  4/27/2033
d
374,160
265,000 3.846%,  3/8/2037
d
228,435
Bank of Nova Scotia
65,000 4.850%,  2/1/2030 63,051
Barclays plc
280,000 4.972%,  5/16/2029
d
268,527
200,000 5.746%,  8/9/2033
d
195,825
Berkshire Hathaway Finance
Corporation
265,000 2.850%,  10/15/2050 182,015
Blackstone Private Credit Fund
213,000 2.700%,  1/15/2025 200,552
Blue Owl Capital Corporation
90,000 4.250%,  1/15/2026 84,355

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.8%) Value
Financials (0.9%) - continued
Blue Owl Credit Income
Corporation
$ 166,000 4.700%,  2/8/2027 $ 151,014
Blue Owl Technology Finance
Corporation
90,000 4.750%,  12/15/2025
g
83,035
BNP Paribas SA
333,000 3.132%,  1/20/2033
d,g
276,602
BPCE SA
350,000 3.500%,  10/23/2027
g
320,208
Camden Property Trust
275,000 3.150%,  7/1/2029 246,917
Canadian Imperial Bank of
Commerce
199,000 5.001%,  4/28/2028 196,223
Capital One Financial Corporation
275,000 4.200%,  10/29/2025 264,756
175,000 2.636%,  3/3/2026
d
164,551
Centene Corporation
139,000 3.000%,  10/15/2030 116,299
340,000 2.625%,  8/1/2031 271,867
Charles Schwab Corporation
325,000 2.450%,  3/3/2027 293,537
Chubb INA Holdings, Inc.
125,000 4.350%,  11/3/2045 111,734
Citigroup, Inc.
254,000 0.981%,  5/1/2025
d
244,407
335,000 4.400%,  6/10/2025 326,573
102,000 1.281%,  11/3/2025
d
96,041
168,000 3.200%,  10/21/2026 157,511
326,000 3.668%,  7/24/2028
d
304,292
126,000 4.125%,  7/25/2028 118,596
50,000 3.520%,  10/27/2028
d
46,397
281,000 4.910%,  5/24/2033
d
271,734
169,000 6.174%,  5/25/2034
d
171,674
Commerzbank AG
230,000 8.125%,  9/19/2023
g
229,724
Cooperatieve Rabobank UA
265,000 5.564%,  2/28/2029
d,g
263,229
Corebridge Financial, Inc.
132,000 4.400%,  4/5/2052 105,871
100,000 4.350%,  4/5/2042 81,270
Credit Acceptance Corporation
150,000 5.125%,  12/31/2024
g
146,976
Credit Agricole SA
238,000 6.875%,  9/23/2024
d,g,k
232,847
Credit Suisse Group AG
225,000 7.250%,  9/12/2025
d,g,k,l
11,250
Danske Bank AS
200,000 0.976%,  9/10/2025
d,g
189,070
Deutsche Bank AG/New York, NY
300,000 3.729%,  1/14/2032
d
233,983
Discover Bank
290,000 4.682%,  8/9/2028
d
263,813
Drawbridge Special Opportunities
Fund, LP
120,000 3.875%,  2/15/2026
g
107,150
Elevance Health, Inc.
110,000 3.125%,  5/15/2050 76,460
179,000 4.625%,  5/15/2042 161,940
Enact Holdings, Inc.
50,000 6.500%,  8/15/2025
g
49,502
Principal
Amount Long-Term Fixed Income (9.8%) Value
Financials (0.9%) - continued
EPR Properties
$ 130,000 4.950%,  4/15/2028 $ 116,825
ERP Operating, LP
32,000 3.375%,  6/1/2025 30,861
Fifth Third Bancorp
104,000 6.339%,  7/27/2029
d
105,892
First Horizon Bank
90,000 5.750%,  5/1/2030 80,246
First Horizon National Corporation
255,000 4.000%,  5/26/2025 239,673
First-Citizens Bank & Trust
Company
285,000 6.125%,  3/9/2028 285,079
Five Corners Funding Trust IV
132,000 5.997%,  2/15/2053
g
134,793
Fortress Transportation and
Infrastructure Investors, LLC
73,000 6.500%,  10/1/2025
g
72,307
33,000 9.750%,  8/1/2027
g
34,358
8,000 5.500%,  5/1/2028
g
7,397
FS KKR Capital Corporation
154,000 4.250%,  2/14/2025
g
145,658
250,000 3.400%,  1/15/2026 230,092
GGAM Finance, Ltd.
66,000 7.750%,  5/15/2026
g
66,518
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
190,000 3.750%,  12/15/2027
g
151,620
Goldman Sachs Group, Inc.
203,000 1.948%,  10/21/2027
d
181,060
80,000 1.992%,  1/27/2032
d
63,012
598,000 3.102%,  2/24/2033
d
503,900
165,000 4.750%,  10/21/2045 150,799
Healthpeak OP, LLC
53,000 3.400%,  2/1/2025 51,095
HSBC Holdings plc
116,000 1.162%,  11/22/2024
d
114,022
525,000 3.803%,  3/11/2025
d
516,932
225,000 2.999%,  3/10/2026
d
214,609
200,000 3.900%,  5/25/2026 191,252
200,000 5.402%,  8/11/2033
d
195,200
HUB International, Ltd.
124,000 5.625%,  12/1/2029
g
110,673
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
42,000 4.750%,  9/15/2024 40,631
125,000 6.375%,  12/15/2025 119,629
33,000 5.250%,  5/15/2027 29,090
Intercontinental Exchange, Inc.
100,000 4.950%,  6/15/2052 95,660
Invitation Homes Operating
Partnership, LP
167,000 2.000%,  8/15/2031 128,939
J.P. Morgan Chase & Company
230,000 1.040%,  2/4/2027
d
205,224
276,000 1.578%,  4/22/2027
d
248,489
210,000 2.947%,  2/24/2028
d
193,432
375,000 4.203%,  7/23/2029
d
357,413
250,000 2.522%,  4/22/2031
d
211,480
300,000 1.953%,  2/4/2032
d
238,842
265,000 4.586%,  4/26/2033
d
252,851
198,000 4.912%,  7/25/2033
d
193,471
195,000 3.882%,  7/24/2038
d
168,380

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.8%) Value
Financials (0.9%) - continued
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
$ 27,000 5.000%,  8/15/2028
g
$ 23,072
KeyBank NA/Cleveland, OH
119,000 5.000%,  1/26/2033 107,530
KeyCorp
95,000 3.878%,  5/23/2025
d
89,442
Kimco Realty Corporation
268,000 3.300%,  2/1/2025 257,241
Lloyds Banking Group plc
200,000 5.871%,  3/6/2029
d
199,547
LPL Holdings, Inc.
120,000 4.000%,  3/15/2029
g
107,564
Macquarie Airfinance Holdings,
Ltd.
33,000 8.375%,  5/1/2028
g
33,600
Macquarie Group, Ltd.
214,000 1.201%,  10/14/2025
d,g
201,568
Manufacturers & Traders Trust
Company
198,000 4.700%,  1/27/2028 189,155
Marsh & McLennan Companies,
Inc.
50,000 5.450%,  3/15/2053 50,708
Massachusetts Mutual Life
Insurance Company
325,000 3.200%,  12/1/2061
*
206,956
Mitsubishi UFJ Financial Group,
Inc.
250,000 0.962%,  10/11/2025
d
234,626
200,000 5.422%,  2/22/2029
d
199,486
250,000 2.048%,  7/17/2030 202,379
Molina Healthcare, Inc.
69,000 4.375%,  6/15/2028
g
63,268
Morgan Stanley
50,000 2.630%,  2/18/2026
d
47,612
180,000 2.188%,  4/28/2026
d
169,357
210,000 4.350%,  9/8/2026 202,925
273,000 5.050%,  1/28/2027
d
270,265
276,000 3.591%,  7/22/2028
d
256,977
132,000 5.164%,  4/20/2029
d
130,610
290,000 3.622%,  4/1/2031
d
260,639
132,000 5.250%,  4/21/2034
d
130,302
232,000 5.297%,  4/20/2037
d
220,166
230,000 2.802%,  1/25/2052
d
150,796
MPT Operating Partnership, LP/
MPT Finance Corporation
80,000 4.625%,  8/1/2029 63,545
Nasdaq, Inc.
225,000 3.250%,  4/28/2050 152,845
Nationstar Mortgage Holdings,
Inc.
66,000 6.000%,  1/15/2027
g
63,071
NatWest Group plc
200,000 4.445%,  5/8/2030
d
185,478
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
96,000 4.500%,  9/30/2028
g
74,400
New York Life Global Funding
196,000 4.550%,  1/28/2033
g
188,069
NFP Corporation
40,000 6.875%,  8/15/2028
g
35,405
Principal
Amount Long-Term Fixed Income (9.8%) Value
Financials (0.9%) - continued
Office Properties Income Trust
$ 29,000 2.650%,  6/15/2026 $ 21,556
Omega Healthcare Investors, Inc.
299,000 3.625%,  10/1/2029 250,029
225,000 3.375%,  2/1/2031 180,760
OneMain Finance Corporation
100,000 6.875%,  3/15/2025 99,668
118,000 3.875%,  9/15/2028 96,907
Park Intermediate Holdings, LLC
106,000 4.875%,  5/15/2029
g
92,617
PennyMac Financial Services, Inc.
53,000 4.250%,  2/15/2029
g
43,754
Pine Street Trust I
198,000 4.572%,  2/15/2029
g
182,376
PNC Financial Services Group,
Inc.
204,000 5.812%,  6/12/2026
d
204,099
265,000 4.626%,  6/6/2033
d
242,660
PRA Group, Inc.
79,000 7.375%,  9/1/2025
g
76,065
33,000 8.375%,  2/1/2028
g
30,112
Principal Life Global Funding II
270,000 1.250%,  8/16/2026
g
237,331
Prologis, LP
132,000 2.875%,  11/15/2029 115,993
Prudential Financial, Inc.
252,000 5.125%,  3/1/2052
d
229,552
Radian Group, Inc.
85,000 4.875%,  3/15/2027 81,133
Realty Income Corporation
85,000 4.125%,  10/15/2026 82,125
228,000 5.625%,  10/13/2032 231,534
100,000 2.850%,  12/15/2032 81,596
Regency Centers, LP
220,000 4.125%,  3/15/2028 206,500
RHP Hotel Properties, LP/RHP
Finance Corporation
39,000 7.250%,  7/15/2028
g
39,586
RLJ Lodging Trust, LP
33,000 3.750%,  7/1/2026
g
30,401
71,000 4.000%,  9/15/2029
g
59,512
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
120,000 3.625%,  3/1/2029
g
102,298
Royal Bank of Canada
204,000 5.200%,  7/20/2026 204,084
166,000 5.000%,  5/2/2033 162,416
Santander Holdings USA, Inc.
66,000 6.499%,  3/9/2029
d
66,288
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
d
315,332
Service Properties Trust
38,000 4.650%,  3/15/2024 37,337
21,000 4.350%,  10/1/2024 20,163
55,000 7.500%,  9/15/2025 54,359
90,000 5.500%,  12/15/2027 78,976
Simon Property Group, LP
250,000 3.800%,  7/15/2050 185,994
SLM Corporation
40,000 4.200%,  10/29/2025 37,567
Societe Generale SA
138,000 4.750%,  11/24/2025
g
132,167

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.8%) Value
Financials (0.9%) - continued
Spirit Realty, LP
$ 325,000 2.100%,  3/15/2028 $ 277,014
Standard Chartered plc
327,000 1.822%,  11/23/2025
d,g
307,805
Sumitomo Mitsui Financial Group,
Inc.
126,000 3.010%,  10/19/2026 116,953
200,000 5.710%,  1/13/2030 202,517
125,000 1.710%,  1/12/2031 96,899
Synchrony Financial
16,000 7.250%,  2/2/2033 15,003
Synovus Bank
250,000 5.625%,  2/15/2028 233,204
Toronto-Dominion Bank
198,000 5.156%,  1/10/2028 197,184
172,000 5.523%,  7/17/2028 173,776
Truist Financial Corporation
134,000 6.047%,  6/8/2027
d
134,249
94,000 5.125%,  12/15/2027
d,k
75,176
157,000 5.122%,  1/26/2034
d,e
150,044
U.S. Bancorp
132,000 5.727%,  10/21/2026
d
132,414
204,000 5.775%,  6/12/2029
d
204,742
52,000 5.836%,  6/12/2034
d
52,727
UBS Group AG
125,000 2.593%,  9/11/2025
d,g
119,937
350,000 2.193%,  6/5/2026
d,g
324,601
164,000 3.091%,  5/14/2032
d,g
135,471
UDR, Inc.
275,000 2.100%,  8/1/2032 208,103
United Wholesale Mortgage, LLC
21,000 5.500%,  11/15/2025
g
20,189
53,000 5.500%,  4/15/2029
g
46,594
UnitedHealth Group, Inc.
132,000 5.875%,  2/15/2053 145,288
198,000 4.750%,  5/15/2052 186,489
275,000 4.625%,  7/15/2035 269,328
USI, Inc./NY
27,000 6.875%,  5/1/2025
g
26,891
Wells Fargo & Company
121,000 3.000%,  4/22/2026 113,874
168,000 3.000%,  10/23/2026 156,596
199,000 3.526%,  3/24/2028
d
186,028
294,000 2.393%,  6/2/2028
d
262,990
139,000 5.574%,  7/25/2029
d
139,737
109,000 5.389%,  4/24/2034
d
108,143
323,000 4.900%,  11/17/2045 283,945
Welltower OP, LLC
270,000 2.050%,  1/15/2029 225,930
Willis North America, Inc.
265,000 4.650%,  6/15/2027 257,021
XHR, LP
33,000 6.375%,  8/15/2025
g
32,444
36,000 4.875%,  6/1/2029
g
31,316
Total 34,757,045
Foreign Government (<0.1%)
NBN Company, Ltd.
200,000 2.625%,  5/5/2031
g
166,556
Total 166,556
Principal
Amount Long-Term Fixed Income (9.8%) Value
Mortgage-Backed Securities (2.3%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 3,583,868 2.500%,  5/1/2051 $ 3,032,318
1,633,627 3.500%,  5/1/2052 1,481,120
2,427,766 4.000%,  5/1/2052 2,286,508
3,653,157 3.500%,  6/1/2052 3,314,899
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,291,880 2.500%,  7/1/2030 1,196,483
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
500,000 2.000%,  8/1/2038
c
441,816
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,449,422 3.000%,  12/1/2036 1,332,365
1,239,291 3.000%,  8/1/2038 1,137,590
1,823,934 3.500%,  5/1/2040 1,702,193
2,148,685 2.500%,  4/1/2042 1,865,234
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,243,743 3.000%,  1/1/2052 3,729,278
483,485 2.000%,  2/1/2051 393,163
724,089 2.000%,  2/1/2051 589,669
2,317,066 2.500%,  2/1/2051 1,969,283
2,632,461 2.500%,  2/1/2051 2,230,726
8,056,164 2.000%,  3/1/2051 6,542,007
4,392,589 3.000%,  3/1/2052 3,852,812
5,269,339 2.000%,  4/1/2051 4,281,091
2,591,511 3.000%,  4/1/2051 2,274,798
2,719,518 3.000%,  5/1/2050 2,403,103
887,130 2.000%,  5/1/2051 719,458
2,584,165 3.000%,  5/1/2051 2,294,244
1,675,241 3.000%,  6/1/2050 1,494,825
799,086 5.000%,  6/1/2053 785,473
4,048,112 2.500%,  7/1/2051 3,425,465
1,117,289 3.500%,  7/1/2051 1,024,580
1,410,683 3.500%,  8/1/2050 1,297,631
1,421,089 3.500%,  9/1/2052 1,293,222
4,075,899 4.000%,  10/1/2052 3,816,364
878,699 2.000%,  11/1/2051 712,760
3,605,232 2.000%,  12/1/2050 2,932,766
5,634,354 2.500%,  12/1/2051 4,779,805
2,521,238 4.500%,  12/1/2052 2,430,855
500,000 5.500%,  8/1/2042
c
496,523
3,350,000 4.000%,  8/1/2048
c
3,127,146
5,050,000 4.500%,  8/1/2048
c
4,834,783
1,600,000 5.000%,  8/1/2048 1,562,937
1,500,000 3.500%,  8/1/2049
c
1,358,994
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
4,518,351 2.500%,  3/1/2062 3,686,537
1,005,848 3.500%,  7/1/2061 904,995
2,103,492 4.000%,  12/1/2061 1,963,449
Total 90,999,268
Technology (0.2%)
Advanced Micro Devices, Inc.
132,000 4.393%,  6/1/2052 118,834

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.8%) Value
Technology (0.2%) - continued
Analog Devices, Inc.
$ 425,000 2.950%,  10/1/2051 $ 295,698
Apple, Inc.
232,000 2.650%,  2/8/2051 158,731
485,000 3.750%,  9/12/2047 414,427
AthenaHealth Group, Inc.
93,000 6.500%,  2/15/2030
g
78,800
Black Knight InfoServ, LLC
98,000 3.625%,  9/1/2028
g
89,670
Broadcom, Inc.
76,000 3.469%,  4/15/2034
g
62,336
266,000 3.137%,  11/15/2035
g
204,069
220,000 3.187%,  11/15/2036
g
166,352
180,000 4.926%,  5/15/2037
g
163,554
Cloud Software Group, Inc.
74,000 6.500%,  3/31/2029
g
66,603
26,000 9.000%,  9/30/2029
g
23,287
CommScope Technologies, LLC
159,000 6.000%,  6/15/2025
e,g
144,186
CommScope, Inc.
60,000 7.125%,  7/1/2028
g
39,600
Dell International, LLC/EMC
Corporation
201,000 6.020%,  6/15/2026 203,773
Fiserv, Inc.
250,000 2.250%,  6/1/2027 224,849
180,000 2.650%,  6/1/2030 153,574
116,000 5.600%,  3/2/2033 118,096
Gartner, Inc.
85,000 3.625%,  6/15/2029
g
74,906
165,000 3.750%,  10/1/2030
g
143,831
Global Payments, Inc.
198,000 5.300%,  8/15/2029 194,263
Intel Corporation
129,000 4.875%,  2/10/2026 128,519
129,000 4.875%,  2/10/2028 128,571
Iron Mountain, Inc.
75,000 4.875%,  9/15/2027
g
70,347
101,000 4.875%,  9/15/2029
g
91,104
90,000 5.250%,  7/15/2030
g
81,360
96,000 4.500%,  2/15/2031
g
82,763
KLA Corporation
199,000 3.300%,  3/1/2050 147,512
Mastercard, Inc.
160,000 3.950%,  2/26/2048 138,801
Microchip Technology, Inc.
180,000 0.983%,  9/1/2024 170,842
Microsoft Corporation
95,000 3.041%,  3/17/2062 67,944
200,000 3.700%,  8/8/2046 173,778
NCR Corporation
100,000 5.125%,  4/15/2029
g
89,425
100,000 6.125%,  9/1/2029
g
101,639
NXP BV/NXP Funding, LLC
75,000 5.550%,  12/1/2028 75,868
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
84,000 4.300%,  6/18/2029 79,301
180,000 3.250%,  5/11/2041 131,265
Open Text Corporation
72,000 3.875%,  12/1/2029
g
60,904
105,000 4.125%,  2/15/2030
g
90,011
Principal
Amount Long-Term Fixed Income (9.8%) Value
Technology (0.2%) - continued
Oracle Corporation
$ 132,000 6.900%,  11/9/2052 $ 147,886
330,000 6.150%,  11/9/2029 346,040
250,000 3.850%,  7/15/2036 209,890
380,000 4.000%,  7/15/2046 292,179
PTC, Inc.
70,000 3.625%,  2/15/2025
g
67,629
40,000 4.000%,  2/15/2028
g
36,709
Rackspace Technology Global,
Inc.
90,000 5.375%,  12/1/2028
g
24,921
Roper Technologies, Inc.
225,000 1.750%,  2/15/2031 178,254
Seagate HDD Cayman
39,000 8.500%,  7/15/2031
g
40,717
101,185 9.625%,  12/1/2032
g
112,025
Sensata Technologies, Inc.
77,000 3.750%,  2/15/2031
g
65,033
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
30,000 4.625%,  11/1/2026
g
28,345
SS&C Technologies, Inc.
180,000 5.500%,  9/30/2027
g
173,894
Texas Instruments, Inc.
133,000 5.050%,  5/18/2063 131,679
Viavi Solutions, Inc.
66,000 3.750%,  10/1/2029
g
56,637
Visa, Inc.
266,000 2.000%,  8/15/2050 161,144
225,000 2.700%,  4/15/2040 171,218
VMware, Inc.
121,000 4.650%,  5/15/2027 117,934
180,000 2.200%,  8/15/2031 141,092
Total 7,552,619
Transportation (0.1%)
Allegiant Travel Company
60,000 7.250%,  8/15/2027
g
59,193
American Airlines Group, Inc.
23,000 3.750%,  3/1/2025
g
21,875
American Airlines, Inc.
175,000 11.750%,  7/15/2025
g
192,875
48,000 7.250%,  2/15/2028
g
47,654
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
167,750 5.500%,  4/20/2026
g
165,236
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
70,000 5.375%,  3/1/2029
g
65,129
Burlington Northern Santa Fe, LLC
199,000 2.875%,  6/15/2052 134,545
140,000 5.750%,  5/1/2040 148,081
100,000 4.450%,  3/15/2043 90,043
Canadian Pacific Railway
Company
132,000 4.700%,  5/1/2048 118,826
CSX Corporation
170,000 3.800%,  4/15/2050 135,214
Delta Air Lines, Inc.
40,000 7.000%,  5/1/2025
g
40,926
16,000 7.375%,  1/15/2026 16,610

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.8%) Value
Transportation (0.1%) - continued
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
$ 284,000 4.750%,  10/20/2028
g
$ 274,870
ERAC USA Finance, LLC
132,000 5.400%,  5/1/2053
g
132,246
Hawaiian Brand Intellectual
Property, Ltd.
92,000 5.750%,  1/20/2026
g
86,841
Hertz Corporation
87,000 4.625%,  12/1/2026
g
78,600
104,000 5.000%,  12/1/2029
g
85,913
Mileage Plus Holdings, LLC
265,600 6.500%,  6/20/2027
g
265,585
Norfolk Southern Corporation
463,000 4.450%,  3/1/2033 442,835
Penske Truck Leasing Company,
LP/PTL Finance Corporation
201,000 5.750%,  5/24/2026
g
199,998
Rand Parent, LLC
69,000 8.500%,  2/15/2030
e,g
64,882
Southwest Airlines Company
206,000 2.625%,  2/10/2030 176,237
Union Pacific Corporation
265,000 2.973%,  9/16/2062 172,217
United Airlines, Inc.
74,000 4.375%,  4/15/2026
g
70,066
62,000 4.625%,  4/15/2029
g
56,089
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
87,000 6.375%,  2/1/2030
g
73,643
XPO Escrow Sub, LLC
80,000 7.500%,  11/15/2027
g
82,699
Total 3,498,928
U.S. Government & Agencies (3.5%)
U.S. Treasury Bonds
373,000 3.625%,  5/15/2053 348,464
400,000 1.625%,  11/15/2050 240,953
4,485,000 2.250%,  11/15/2027 4,131,105
5,600,000 3.875%,  12/31/2027 5,514,687
7,300,000 2.875%,  5/15/2028 6,879,394
1,510,000 5.250%,  11/15/2028 1,582,728
4,600,000 1.625%,  8/15/2029 3,999,844
4,100,000 1.500%,  2/15/2030 3,497,012
250,000 0.875%,  11/15/2030 201,396
4,680,000 1.375%,  11/15/2031 3,829,191
4,675,000 4.125%,  11/15/2032 4,729,055
1,175,000 4.375%,  5/15/2040 1,219,567
6,780,000 3.000%,  5/15/2042 5,712,415
434,000 3.875%,  2/15/2043 414,606
12,618,000 2.500%,  5/15/2046 9,457,092
10,050,000 2.875%,  5/15/2049 8,078,080
U.S. Treasury Notes
2,610,000 3.000%,  6/30/2024 2,553,824
1,585,000 2.125%,  7/31/2024 1,535,345
2,490,000 2.250%,  11/15/2024 2,396,625
4,360,000 2.125%,  11/30/2024 4,185,430
700,000 1.375%,  1/31/2025 661,992
9,100,000 3.875%,  3/31/2025 8,925,109
17,550,000 2.875%,  5/31/2025 16,904,900
250,000 0.250%,  8/31/2025 227,461
5,715,000 2.625%,  1/31/2026 5,442,868
3,990,000 0.500%,  2/28/2026 3,592,559
20,870,000 2.500%,  2/28/2026 19,797,152
Principal
Amount Long-Term Fixed Income (9.8%) Value
U.S. Government & Agencies (3.5%) -
continued
$ 5,000,000 0.500%,  4/30/2027 $ 4,341,016
5,100,000 3.500%,  1/31/2028 4,946,801
3,000,000 3.625%,  3/31/2028 2,925,937
Total 138,272,608
Utilities (0.2%)
AES Corporation
265,000 3.950%,  7/15/2030
g
240,105
Ameren Illinois Company
150,000 4.500%,  3/15/2049 134,482
American Electric Power
Company, Inc.
116,000 5.625%,  3/1/2033 118,098
Appalachian Power Company
92,000 3.300%,  6/1/2027 85,535
Berkshire Hathaway Energy
Company
155,000 4.500%,  2/1/2045 133,216
Calpine Corporation
75,000 4.500%,  2/15/2028
g
68,842
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 200,208
CenterPoint Energy, Inc.
73,000 4.250%,  11/1/2028 68,264
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 98,787
Consolidated Edison Company of
New York, Inc.
63,000 4.500%,  12/1/2045 54,338
175,000 4.125%,  5/15/2049 141,377
Consumers Energy Company
221,000 4.350%,  4/15/2049 192,401
DTE Electric Company
95,000 3.700%,  3/15/2045 74,788
135,000 3.700%,  6/1/2046 103,931
Duke Energy Carolinas, LLC
250,000 3.700%,  12/1/2047 193,577
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 113,599
Duke Energy Indiana, LLC
170,000 3.750%,  5/15/2046 129,612
Edison International
187,000 5.750%,  6/15/2027 188,218
Eversource Energy
166,000 4.750%,  5/15/2026 163,580
Exelon Corporation
190,000 4.700%,  4/15/2050 167,557
376,000 4.450%,  4/15/2046 321,762
FirstEnergy Corporation
165,000 5.100%,  7/15/2047 149,622
Georgia Power Company
113,000 4.950%,  5/17/2033 111,338
ITC Holdings Corporation
84,000 5.300%,  7/1/2043 78,430
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
g
123,725
National Rural Utilities Cooperative
Finance Corporation
83,000 3.700%,  3/15/2029 77,196

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.8%) Value
Utilities (0.2%) - continued
NextEra Energy Capital Holdings,
Inc.
$ 166,000 6.051%,  3/1/2025 $ 167,204
NextEra Energy Operating
Partners, LP
120,000 3.875%,  10/15/2026
g
111,572
NiSource Finance Corporation
245,000 5.650%,  2/1/2045 242,929
NRG Energy, Inc.
28,000 3.375%,  2/15/2029
g
23,116
198,000 4.450%,  6/15/2029
g
176,086
35,000 5.250%,  6/15/2029
g
31,587
Pacific Gas and Electric Company
135,000 3.300%,  12/1/2027 120,150
114,000 4.550%,  7/1/2030 103,548
PacifiCorp
134,000 5.500%,  5/15/2054 121,927
PG&E Corporation
86,000 5.000%,  7/1/2028 79,562
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 113,812
Public Service Company of
Colorado
199,000 4.500%,  6/1/2052 171,340
San Diego Gas & Electric
Company
330,000 4.150%,  5/15/2048 274,145
Southern California Edison
Company
185,000 4.000%,  4/1/2047 148,334
Southern Company
265,000 5.113%,  8/1/2027 262,508
Southern Company Gas Capital
Corporation
155,000 4.400%,  5/30/2047 127,961
Southwestern Electric Power
Company
105,000 3.900%,  4/1/2045 79,616
Talen Energy Supply, LLC
64,000 8.625%,  6/1/2030
g
66,424
TerraForm Power Operating, LLC
125,000 5.000%,  1/31/2028
g
116,003
Virginia Electric and Power
Company
275,000 4.600%,  12/1/2048 243,912
Vistra Operations Company, LLC
185,000 5.125%,  5/13/2025
g
180,591
153,000 5.000%,  7/31/2027
g
144,138
Xcel Energy, Inc.
149,000 4.600%,  6/1/2032 140,955
Total 6,780,008
Total Long-Term Fixed Income
(cost $421,615,734) 387,853,271
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
3,984,159 Thrivent Cash Management Trust 3,984,159
Total Collateral Held for
Securities Loaned
(cost $3,984,159) 3,984,159
Shares or
Principal
Amount Short-Term Investments ( 11.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.250%, 8/9/2023
m,n
$ 99,887
400,000 5.150%, 8/15/2023
m,n
399,212
2,900,000 5.102%, 8/16/2023
m,n
2,893,881
1,200,000 5.070%, 9/6/2023
m,n
1,193,898
4,100,000 5.090%, 9/13/2023
m,n
4,075,111
2,500,000 5.120%, 9/19/2023
m,n
2,482,713
300,000 5.200%, 9/22/2023
m,n
297,799
2,700,000 5.200%, 10/20/2023
m,n
2,669,501
4,000,000 5.270%, 10/25/2023
m,n
3,952,010
Federal National Mortgage
Association Discount Notes
15,000,000 4.860%, 9/18/2023
m,n
14,898,389
Thrivent Core Short-Term Reserve
Fund
40,314,258 5.550% 403,142,582
Total Short-Term Investments
(cost $435,972,203) 436,104,983
Total Investments (cost
$3,329,157,359) 100.3% $3,955,974,175
Other Assets and Liabilities, Net
(0.3%) (13,677,393)
Total Net Assets 100.0% $3,942,296,782
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b All or a portion of the loan is unfunded.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes variable rate securities. The rate shown is as of
July 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e All or a portion of the security is on loan.
f Non-income producing security.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2023, the value of these investments was $62,788,757 or 1.6% of
total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2023.
i Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
j All or a portion of the security is insured or guaranteed.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Defaulted security.  Interest is not being accrued.
m The interest rate shown reflects the yield.

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Fund as of July 31, 2023
was $206,956 or 0.01% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of July 31, 2023.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 322,455
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of July 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 898,326
Common Stock 2,984,585
Total lending $3,882,911
Gross amount payable upon return of
collateral for securities loaned $3,984,159
Net amounts due to counterparty $101,248
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 877,170 – 877,170 –
Capital Goods 2,545,816 – 2,545,816 –
Communications Services 3,496,576 – 3,496,576 –
Consumer Cyclical 4,323,861 – 4,323,861 –
Consumer Non-Cyclical 3,521,593 – 3,521,593 –
Energy 597,444 – 597,444 –
Financials 1,939,708 – 1,939,708 –
Technology 5,279,381 – 5,279,381 –
Transportation 1,364,097 – 1,364,097 –
Utilities 290,959 – 290,959 –
Registered Investment Companies
U.S. Affiliated 1,662,539,916 1,662,539,916 – –
U.S. Unaffiliated 20,803,908 20,803,908 – –
Common Stock
Communications Services 50,265,430 50,261,829 3,601 –
Consumer Discretionary 100,202,267 100,202,267 – –
Consumer Staples 50,040,252 50,040,252 – –
Energy 43,635,777 43,635,777 – –
Financials 142,314,044 142,314,044 – –
Health Care 138,251,850 138,251,850 – –
Industrials 149,919,911 146,988,931 2,930,980 –
Information Technology 191,954,251 189,525,368 2,428,883 –
Materials 38,411,960 37,603,757 808,203 –
Real Estate 43,267,422 43,267,422 – –
Utilities 25,384,559 25,384,559 – –
Long-Term Fixed Income
Asset-Backed Securities 15,234,575 – 15,234,575 –
Basic Materials 2,890,304 – 2,890,304 –
Capital Goods 7,664,478 – 7,664,478 –
Collateralized Mortgage Obligations 18,479,552 – 18,479,552 –
Commercial Mortgage-Backed Securities 14,359,889 – 14,359,889 –
Communications Services 11,396,592 – 11,396,592 –
Consumer Cyclical 11,657,204 – 11,657,204 –
Consumer Non-Cyclical 14,304,421 – 14,304,421 –
Energy 9,839,224 – 9,839,224 –
Financials 34,757,045 – 34,757,045 –
Foreign Government 166,556 – 166,556 –
Mortgage-Backed Securities 90,999,268 – 90,999,268 –
Technology 7,552,619 – 7,552,619 –
Transportation 3,498,928 – 3,498,928 –
U.S. Government & Agencies 138,272,608 – 138,272,608 –
Utilities 6,780,008 – 6,780,008 –
Short-Term Investments 32,962,401 – 32,962,401 –
Subtotal Investments in Securities $3,102,043,824 $2,650,819,880 $451,223,944 $–
Other Investments  * Total
Affiliated Short-Term Investments 403,142,582
U.S. Affiliated Registered Investment Cos. 446,803,610
Collateral Held for Securities Loaned 3,984,159
Subtotal Other Investments $853,930,351
Total Investments at Value $3,955,974,175
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Moderately Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 37,151,046 37,151,046 – –
Total Asset Derivatives $37,151,046 $37,151,046 $– $–
Liability Derivatives
Futures Contracts 29,845,490 29,845,490 – –
Total Liability Derivatives $29,845,490 $29,845,490 $– $–
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of July 31, 2023. Investments and/or cash totaling
$32,962,401 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 193 September 2023 $ 22,080,941 ( $ 579,535)
CBOT 2-Yr. U.S. Treasury Note 253 September 2023 52,060,275 (693,369)
CBOT 5-Yr. U.S. Treasury Note 316 September 2023 34,536,171 (780,953)
CBOT U.S. Long Bond 110 September 2023 13,988,359 (300,234)
CME E-mini S&P 500 Index 2,568 September 2023 557,557,666 34,944,134
CME Ultra Long Term U.S. Treasury Bond 167 September 2023 22,538,965 (458,433)
ICE mini MSCI EAFE Index 470 September 2023 50,237,858 1,598,442
ICE US mini MSCI Emerging Markets Index 266 September 2023 13,413,720 608,470
Ultra 10-Yr. U.S. Treasury Note 75 September 2023 8,992,005 (218,176)
Total Futures Long Contracts $ 775,405,960 $ 34,120,346
CME E-mini Russell 2000 Index (1,287) September 2023 ( $ 122,363,114) ( $ 7,212,046)
CME E-mini S&P Mid-Cap 400 Index (1,073) September 2023 (276,918,419) (17,448,402)
CME Euro Foreign Exchange Currency (269) September 2023 (36,424,253) (645,629)
Eurex Euro STOXX 50 Index (777) September 2023 (36,901,314) (1,508,713)
Total Futures Short Contracts ( $ 472,607,100) ($26,814,790)
Total Futures Contracts $ 302,798,860 $7,305,556

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 30,562 $1,494 $– $35,195 4,512 0.9%
Core Emerging Markets Equity 51,668 2,130 – 65,215 7,214 1.7
Core International Equity 60,909 1,656 – 76,363 7,553 1.9
Core Low Volatility Equity 128,528 12,860 – 138,013 11,746 3.5
Core Mid Cap Value — 56,010 – 62,593 5,950 1.6
Core Small Cap Value 65,976 792 – 69,424 7,135 1.8
Global Stock, Class S 158,393 5,563 – 190,031 7,128 4.8
High Yield, Class S 22,057 1,005 – 23,681 5,790 0.6
Income, Class S 61,780 1,942 – 67,169 8,449 1.7
International Allocation, Class S 229,106 5,245 18,000 266,492 26,101 6.8
Large Cap Growth, Class S 289,984 20,709 – 380,216 22,471 9.5
Large Cap Value, Class S 323,459 19,862 – 357,511 12,851 9.1
Limited Maturity Bond, Class S 36,511 824 – 38,247 3,203 1.0
Mid Cap Stock, Class S 237,376 6,538 – 267,547 7,697 6.8
Small Cap Stock, Class S 65,509 5,688 – 71,647 2,459 1.8
Total U.S. Affiliated Registered Investment
Companies 1,761,818 2,109,344 53.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% 343,488 511,257 451,602 403,143 40,314 10.2
Total Affiliated Short-Term Investments 343,488 403,143 10.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   10,871 304,557 311,444 3,984 3,984 0.1
Total Collateral Held for Securities Loaned 10,871 3,984 0.1
Total Value $2,116,177 $2,516,471
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 7/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $3,139 $– $1,494
Core Emerging Markets Equity – 11,417 – 2,130
Core International Equity – 13,798 – 1,655
Core Low Volatility Equity Fund – (3,375) 10,265 2,595
Core Mid Cap Value – 6,583 – –
Core Small Cap Value – 2,656 – 792
Global Stock, Class S – 26,075 3,459 2,104
High Yield, Class S – 619 – 1,005
Income, Class S – 3,447 – 1,944
International Allocation, Class S (6,391) 56,532 – 5,244
Large Cap Growth, Class S – 69,523 20,708 –
Large Cap Value, Class S – 14,190 13,955 5,907
Limited Maturity Bond, Class S – 912 – 825
Mid Cap Stock, Class S – 23,633 5,665 873
Small Cap Stock, Class S – 450 5,415 274
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% 2 (2) – 14,856
Total Income/Non Income Cash from Affiliated Investments $41,698
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 39
Total Affiliated Income from Securities Loaned, Net $39
Total ($6,389) $229,597 $59,467

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 2.2% )
a
Value
Basic Materials (0.1%)
Arsenal AIC Parent, LLC, Term
Loan
$ 76,687
0.000%,  (TSFR1M +
4.500%), 7/27/2030
b,c,d
$ 76,607
Asplundh Tree Expert, LLC, Term
Loan
157,783
7.169%,  (LIBOR 1M +
1.750%), 9/4/2027
d
157,599
Grinding Media, Inc., Term Loan
90,311
9.530%,  (LIBOR 1M +
4.000%), 10/12/2028
d
88,279
Hyperion Materials &
Technologies, Inc., Term Loan
79,990
9.704%,  (LIBOR 3M +
4.250%), 8/30/2028
d
79,590
INEOS US Petrochem, LLC, Term
Loan
229,618
8.183%,  (LIBOR 1M +
2.750%), 1/29/2026
d
227,393
Lummus Technology Holdings V,
LLC, Term Loan
82,534
8.933%,  (LIBOR 1M +
3.500%), 6/30/2027
d
82,023
Nouryon USA, LLC, Term Loan
155,628
8.068%,  (LIBOR 3M +
2.750%), 10/1/2025
d
155,044
Spectrum Group Buyer, Inc., Term
Loan
81,640
11.953%,  (TSFR1M +
6.500%), 5/19/2028
d
78,034
Total 944,569
Capital Goods (0.2%)
Ali Group North America
Corporation, Term Loan
122,216
7.433%,  (TSFR1M +
2.000%), 7/22/2029
d
122,178
Berry Global, Inc., Term Loan
147,446
7.280%,  (LIBOR 1M +
1.750%), 7/1/2026
d
147,285
Brookfield WEC Holdings, Inc.,
Term Loan
196,489
8.183%,  (LIBOR 1M +
2.750%), 8/1/2025
d
196,103
BW Holding, Inc., Term Loan
85,152
9.414%,  (LIBOR 1M +
4.000%), 12/14/2028
d
77,428
Charter Next Generation, Inc.,
Term Loan
149,678
9.183%,  (LIBOR 1M +
3.750%), 12/1/2027
d
148,909
Clydesdale Acquisition Holdings,
Inc., Term Loan
227,278
9.594%,  (TSFR1M +
4.175%), 4/13/2029
d
225,026
Cornerstone Building Brands, Inc.,
Term Loan
213,906
8.572%,  (LIBOR 1M +
3.250%), 4/12/2028
d
206,340
Emerald Debt Merger Sub, LLC,
Term Loan
168,591
8.264%,  (TSFR1M +
3.000%), 5/31/2030
d
168,571
Principal
Amount Bank Loans (2.2%)
a
Value
Capital Goods (0.2%) - continued
Foley Products Company, LLC,
Term Loan
$ 80,184
10.142%,  (SOFRRATE +
4.750%), 2/16/2029
d
$ 79,282
Ingersoll-Rand Services Company,
Term Loan
131,977
7.169%,  (LIBOR 1M +
1.750%), 2/28/2027
d
131,862
Quikrete Holdings, Inc., Term Loan
92,283
8.058%,  (LIBOR 1M +
2.625%), 1/31/2027
d
92,120
167,875
8.433%,  (LIBOR 1M +
3.000%), 3/18/2029
d
167,927
Smyrna Ready Mix Concrete, LLC,
Term Loan
160,655
9.669%,  (TSFR1M +
4.250%), 4/1/2029
d
160,555
TK Elevator U.S. Newco, Inc., Term
Loan
133,990
8.160%,  (LIBOR 6M +
3.500%), 7/31/2027
d
133,405
TransDigm, Inc., Term Loan
353,898
8.492%,  (TSFR1M +
3.250%), 8/24/2028
b,c,d
354,008
Vertiv Group Corporation, Term
Loan
131,984
7.977%,  (LIBOR 1M +
2.750%), 3/2/2027
d
131,938
Total 2,542,937
Communications Services (0.3%)
Altice France SA/France, Term
Loan
274,593
10.808%,  (TSFR1M +
5.500%), 8/31/2028
d
225,853
CCI Buyer, Inc., Term Loan
106,185
9.242%,  (LIBOR 3M +
4.000%), 12/17/2027
d
103,818
Cengage Learning, Inc., Term
Loan
87,730
10.323%,  (LIBOR 3M +
4.750%), 7/14/2026
d
86,714
Charter Communications
Operating, LLC, Term Loan
330,425
7.115%,  (LIBOR 1M +
1.750%), 2/1/2027
d
327,907
Clear Channel Outdoor Holdings,
Inc., Term Loan
211,334
9.131%,  (LIBOR 3M +
3.500%), 8/23/2026
d
204,366
Crown Subsea Communications
Holding, Inc., Term Loan
80,600
10.227%,  (LIBOR 1M +
5.000%), 4/27/2027
d
80,650
112,056
10.477%,  (TSFR1M +
5.250%), 4/27/2027
d
112,103
CSC Holdings, LLC, Term Loan
122,183
7.836%,  (LIBOR 1M +
2.500%), 4/15/2027
d
106,255
DIRECTV Financing, LLC, Term
Loan
273,813
10.433%,  (LIBOR 1M +
5.000%), 8/2/2027
d
271,803

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Communications Services (0.3%) - continued
Intelsat Jackson Holdings SA,
Term Loan
$ 158,655
9.443%,  (TSFR6M +
4.250%), 2/1/2029
d
$ 158,236
Level 3 Financing, Inc., Term Loan
138,000
7.183%,  (LIBOR 1M +
1.750%), 3/1/2027
d
129,476
Lumen Technologies, Inc., Term
Loan
170,042
7.683%,  (LIBOR 3M +
2.250%), 3/15/2027
d
118,244
McGraw-Hill Education, Inc., Term
Loan
107,500
0.000%,  (LIBOR 1M +
4.750%), 7/30/2028
b,c,d
104,302
MH Sub I, LLC, Term Loan
201,288
9.569%,  (TSFR1M +
4.250%), 5/3/2028
d
193,802
NEP Group, Inc., Term Loan
87,711
8.683%,  (LIBOR 1M +
3.250%), 10/20/2025
d
80,716
Playtika Holding Corporation, Term
Loan
106,185
8.183%,  (LIBOR 1M +
2.750%), 3/11/2028
d
105,715
Radiate Holdco, LLC, Term Loan
168,921
8.683%,  (LIBOR 1M +
3.250%), 9/25/2026
d
141,865
RLG Holdings, LLC, Term Loan
85,151
9.683%,  (LIBOR 1M +
4.250%), 7/8/2028
d
81,654
SBA Senior Finance II, LLC, Term
Loan
260,940
7.169%,  (LIBOR 1M +
1.750%), 4/11/2025
d
260,601
UPC Financing Partnership, Term
Loan
81,000
8.261%,  (LIBOR 1M +
2.925%), 1/31/2029
d
78,813
Virgin Media Bristol, LLC, Term
Loan
200,000
7.836%,  (LIBOR 1M +
2.500%), 1/31/2028
d
194,550
Zayo Group Holdings, Inc., Term
Loan
169,000
8.433%,  (LIBOR 1M +
3.000%), 3/9/2027
d
128,369
Ziggo Financing Partnership, Term
Loan
135,000
7.836%,  (LIBOR 1M +
2.500%), 4/30/2028
d
131,175
Total 3,426,987
Consumer Cyclical (0.4%)
1011778 B.C., ULC, Term Loan
327,455
7.183%,  (LIBOR 1M +
1.750%), 11/19/2026
d
325,052
AlixPartners, LLP, Term Loan
93,284
8.183%,  (LIBOR 1M +
2.750%), 2/4/2028
d
93,110
Allied Universal Holdco, LLC, Term
Loan
327,500
9.169%,  (LIBOR 1M +
3.750%), 5/14/2028
d
315,163
Principal
Amount Bank Loans (2.2%)
a
Value
Consumer Cyclical (0.4%) - continued
Alterra Mountain Company, Term
Loan
$ 103,212
8.933%,  (LIBOR 1M +
3.500%), 8/17/2028
d
$ 102,997
Arches Buyer, Inc., Term Loan
56,418
8.669%,  (LIBOR 1M +
3.250%), 12/6/2027
d
54,620
Caesars Entertainment, Inc., Term
Loan
198,503
8.669%,  (TSFR1M +
3.250%), 2/6/2030
d
198,368
Carnival Corporation, Term Loan
136,826
8.433%,  (LIBOR 1M +
3.000%), 6/30/2025
d
136,621
124,055
8.683%,  (LIBOR 1M +
3.250%), 10/18/2028
d
123,513
Cinemark USA, Inc., Term Loan
88,588
9.045%,  (TSFR1M +
3.750%), 5/24/2030
d
88,182
Clarios Global, LP, Term Loan
181,159
9.069%,  (TSFR1M +
3.750%), 5/4/2030
d
180,978
Crocs, Inc., Term Loan
80,658
8.896%,  (TSFR1M +
3.500%), 2/19/2029
d
80,734
Delta 2 Lux SARL, Term Loan
195,000
8.319%,  (TSFR1M +
3.000%), 1/15/2030
d
195,000
Ensemble RCM, LLC, Term Loan
74,806
9.219%,  (TSFR1M +
3.750%), 8/1/2026
b,c,d
74,689
Fertitta Entertainment, LLC/NV,
Term Loan
80,389
9.319%,  (TSFR1M +
4.000%), 1/27/2029
d
79,450
First Brands Group, LLC, Term
Loan
104,466
10.881%,  (TSFR6M +
5.000%), 3/30/2027
d
103,138
Go Daddy Operating Company,
LLC, Term Loan
129,350
7.819%,  (TSFR1M +
2.500%), 11/10/2029
d
129,463
Great Outdoors Group, LLC, Term
Loan
183,598
9.183%,  (LIBOR 1M +
3.750%), 3/5/2028
d
182,881
Harbor Freight Tools USA, Inc.,
Term Loan
162,745
8.183%,  (LIBOR 1M +
2.750%), 10/19/2027
d
161,134
Hilton Worldwide Finance, LLC,
Term Loan
198,000
7.148%,  (LIBOR 1M +
1.750%), 6/21/2026
d
197,703
IRB Holding Corporation, Term
Loan
189,043
8.419%,  (TSFR1M +
3.000%), 12/15/2027
d
187,908
Petco Health & Wellness
Company, Inc., Term Loan
83,875
8.754%,  (LIBOR 3M +
3.250%), 3/4/2028
d
83,536

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Consumer Cyclical (0.4%) - continued
PetSmart, LLC, Term Loan
$ 258,025
9.169%,  (LIBOR 1M +
3.750%), 2/12/2028
d
$ 257,610
Pilot Travel Centers, LLC, Term
Loan
221,172
7.419%,  (TSFR1M +
2.000%), 8/6/2028
d
220,738
Prime Security Services Borrower,
LLC, Term Loan
262,982
7.978%,  (LIBOR 1M +
2.750%), 9/23/2026
d
262,543
Scientific Games Holdings, LP,
Term Loan
133,988
8.768%,  (TSFR1M +
3.500%), 4/4/2029
d
132,209
Scientific Games International,
Inc., Term Loan
198,496
8.302%,  (TSFR1M +
3.000%), 4/14/2029
d
197,907
Staples, Inc., Term Loan
34,473
9.799%,  (LIBOR 3M +
4.500%), 9/12/2024
d
33,949
138,039
10.299%,  (LIBOR 3M +
5.000%), 4/12/2026
d
118,276
Stars Group Holdings BV, Term
Loan
77,409
7.754%,  (LIBOR 3M +
2.250%), 7/21/2026
d
77,312
Uber Technologies, Inc., Term
Loan
94,403
8.018%,  (TSFR1M +
2.750%), 3/3/2030
d
94,383
UFC Holdings, LLC, Term Loan
129,542
8.369%,  (LIBOR 3M +
2.750%), 4/29/2026
d
129,308
Total 4,618,475
Consumer Non-Cyclical (0.3%)
AI Aqua Merger Sub, Inc., Term
Loan
172,631
8.944%,  (TSFR1M +
3.750%), 7/30/2028
d
170,214
Alltech, Inc., Term Loan
79,991
9.433%,  (LIBOR 1M +
4.000%), 10/15/2028
d
77,091
Amneal Pharmaceuticals, LLC,
Term Loan
130,000
8.933%,  (LIBOR 1M +
3.500%), 5/4/2025
b,c,d
123,337
Bausch + Lomb Corporation, Term
Loan
206,436
8.592%,  (TSFR1M +
3.250%), 5/10/2027
d
201,457
Chobani, LLC, Term Loan
82,563
8.933%,  (LIBOR 1M +
3.500%), 10/23/2027
d
82,434
DaVita, Inc., Term Loan
66,647
7.183%,  (LIBOR 1M +
1.750%), 8/12/2026
d
65,809
Elanco Animal Health, Inc., Term
Loan
104,772
6.963%,  (LIBOR 1M +
1.750%), 8/1/2027
d
103,100
Principal
Amount Bank Loans (2.2%)
a
Value
Consumer Non-Cyclical (0.3%) - continued
Froneri U.S., Inc., Term Loan
$ 201,443
7.669%,  (LIBOR 3M +
2.250%), 1/31/2027
d
$ 200,413
Gainwell Acquisition Corporation,
Term Loan
283,546
9.342%,  (LIBOR 3M +
4.000%), 10/1/2027
d
278,513
ICON Luxembourg SARL, Term
Loan
226,499
7.754%,  (LIBOR 3M +
2.250%), 7/1/2028
d
226,576
Jazz Financing Lux SARL, Term
Loan
260,786
8.933%,  (LIBOR 1M +
3.500%), 5/5/2028
d
260,460
LifePoint Health, Inc., Term Loan
205,000
9.377%,  (LIBOR 3M +
3.750%), 11/16/2025
b,c,d
201,989
Medline Borrower, LP, Term Loan
477,374
8.683%,  (LIBOR 1M +
3.250%), 10/21/2028
d
472,166
Organon & Company, Term Loan
239,455
8.257%,  (LIBOR 1M +
3.000%), 6/2/2028
d
238,437
Packaging Coordinators Midco,
Inc., Term Loan
77,603
9.004%,  (LIBOR 3M +
3.500%), 11/30/2027
d
76,888
Phoenix Newco, Inc., Term Loan
184,340
8.683%,  (LIBOR 1M +
3.250%), 11/15/2028
b,c,d
183,457
PRA Health Sciences, Inc., Term
Loan
56,433
7.754%,  (LIBOR 3M +
2.250%), 7/1/2028
d
56,452
Reynolds Consumer Products,
LLC, Term Loan
157,603
7.169%,  (LIBOR 1M +
1.750%), 2/4/2027
d
157,238
Select Medical Corporation, Term
Loan
133,000
8.319%,  (TSFR1M +
3.100%), 3/6/2027
d
132,667
Sotera Health Holdings, LLC, Term
Loan
167,500
8.183%,  (LIBOR 3M +
2.750%), 12/11/2026
d
165,616
Total 3,474,314
Energy (0.1%)
Buckeye Partners, LP, Term Loan
131,985
7.669%,  (LIBOR 1M +
2.250%), 11/1/2026
d
131,607
CQP Holdco, LP, Term Loan
262,987
8.919%,  (LIBOR 1M +
3.500%), 6/4/2028
d
262,714
GIP II Blue Holding, LP, Term Loan
62,570
9.933%,  (LIBOR 3M +
4.500%), 9/29/2028
d
62,678
GIP III Stetson I, LP, Term Loan
71,041
9.669%,  (LIBOR 1M +
4.250%), 7/18/2025
d
71,005

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Energy (0.1%) - continued
Oryx Midstream Services Permian
Basin, LLC, Term Loan
$ 59,691
8.505%,  (LIBOR 3M +
3.250%), 10/5/2028
d
$ 59,654
Total 587,658
Financials (0.2%)
Acrisure, LLC, Term Loan
124,038
8.933%,  (LIBOR 1M +
3.500%), 2/15/2027
d
120,706
Alliant Holdings Intermediate, LLC,
Term Loan
51,605
8.722%,  (TSFR1M +
3.500%), 11/6/2027
d
51,476
AmWINS Group, Inc., Term Loan
198,474
7.683%,  (LIBOR 1M +
2.250%), 2/19/2028
d
197,607
Asurion, LLC, Term Loan
165,155
8.788%,  (LIBOR 3M +
3.250%), 12/23/2026
d
160,634
92,863
8.788%,  (LIBOR 3M +
3.250%), 7/31/2027
d
88,655
33,347
0.000%,  (TSFR1M +
4.350%), 8/19/2028
b,c,d
31,930
Edelman Financial Engines Center,
LLC, Term Loan
54,582
9.183%,  (LIBOR 1M +
3.750%), 4/7/2028
d
53,732
First Eagle Holdings, Inc., Term
Loan
54,564
8.038%,  (LIBOR 3M +
2.500%), 2/2/2027
d
53,780
FleetCor Technologies Operating
Company, LLC, Term  Loan
106,188
7.169%,  (LIBOR 1M +
1.750%), 4/30/2028
d
105,452
Focus Financial Partners, LLC,
Term Loan
89,549
8.569%,  (TSFR1M +
3.250%), 6/30/2028
d
89,278
Howden Group Holdings, Ltd.,
Term Loan
54,580
8.688%,  (LIBOR 1M +
3.250%), 11/12/2027
d
54,078
HUB International, Ltd., Term Loan
237,500
9.584%,  (TSFR1M +
4.250%), 6/20/2030
b,c,d
238,390
Hudson River Trading, LLC, Term
Loan
56,566
8.631%,  (TSFR1M +
3.000%), 3/18/2028
d
55,391
Jane Street Group, LLC, Term
Loan
106,183
8.183%,  (LIBOR 1M +
2.750%), 1/26/2028
d
105,818
Sedgwick Claims Management
Services, Inc., Term Loan
87,281
9.069%,  (TSFR1M +
3.750%), 2/24/2028
d
86,884
Trans Union, LLC, Term Loan
170,391
7.683%,  (LIBOR 1M +
2.250%), 12/1/2028
d
170,036
Principal
Amount Bank Loans (2.2%)
a
Value
Financials (0.2%) - continued
USI, Inc./NY, Term Loan
$ 196,515
8.992%,  (TSFR1M +
3.750%), 11/22/2029
d
$ 196,344
VFH Parent, LLC, Term Loan
80,190
8.405%,  (TSFR1M +
3.000%), 1/13/2029
d
79,629
Total 1,939,820
Technology (0.5%)
Amentum Government Services
Holdings, LLC, Term  Loan
132,000
9.222%,  (TSFR1M +
4.000%), 2/15/2029
d
127,380
AthenaHealth Group, Inc., Delayed
Draw
43,975
0.000%,  (TSFR1M +
3.500%), 2/15/2029
b,c,d
42,617
AthenaHealth Group, Inc., Term
Loan
357,058
8.805%,  (PRIME + 3.500%),
2/15/2029
b,c,d
346,036
Boxer Parent Company, Inc., Term
Loan
201,222
9.183%,  (LIBOR 1M +
3.750%), 10/2/2025
d
200,645
Central Parent, Inc., Term Loan
235,815
9.492%,  (TSFR3M +
4.250%), 7/6/2029
d
235,805
Cloud Software Group, Inc., Term
Loan
202,501
9.842%,  (TSFR3M +
4.500%), 3/30/2029
b,c,d
193,663
Coherent Corporation, Term Loan
121,915
8.183%,  (LIBOR 3M +
2.750%), 7/1/2029
d
121,640
CommScope, Inc., Term Loan
79,793
8.683%,  (LIBOR 1M +
3.250%), 4/4/2026
d
74,168
CoreLogic, Inc., Term Loan
101,484
8.933%,  (LIBOR 1M +
3.500%), 6/2/2028
d
93,063
Cornerstone OnDemand, Inc.,
Term Loan
144,900
9.254%,  (LIBOR 1M +
3.750%), 10/15/2028
d
133,625
Dcert Buyer, Inc., Term Loan
159,762
9.264%,  (LIBOR 6M +
4.000%), 10/16/2026
d
158,988
Dun & Bradstreet Corporation,
Term Loan
157,752
8.666%,  (TSFR1M +
3.250%), 2/8/2026
d
157,555
Entegris, Inc., Term Loan
115,487
8.014%,  (TSFR1M +
2.750%), 7/6/2029
d
115,599
Gen Digital, Inc., Term Loan
152,495
7.419%,  (TSFR1M +
2.000%), 9/12/2029
d
151,896
Genesys Cloud Services Holdings
II, LLC, Term Loan
131,985
9.433%,  (LIBOR 1M +
4.000%), 12/1/2027
d
131,738

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Technology (0.5%) - continued
Hyland Software, Inc., Term Loan
$ 131,961
8.933%,  (LIBOR 1M +
3.500%), 7/1/2024
d
$ 131,397
Informatica, LLC, Term Loan
131,997
8.183%,  (LIBOR 1M +
2.750%), 10/29/2028
d
131,091
Ingram Micro, Inc., Term Loan
98,319
9.038%,  (LIBOR 3M +
3.500%), 7/2/2028
d
97,926
Magenta Buyer, LLC, Term Loan
141,917
10.631%,  (LIBOR 3M +
5.000%), 7/27/2028
d
106,950
McAfee Corporation, Term Loan
270,947
8.963%,  (TSFR1M +
3.750%), 3/1/2029
d
261,657
Mitchell International, Inc., Term
Loan
164,749
9.183%,  (LIBOR 1M +
3.750%), 10/15/2028
d
162,002
MKS Instruments, Inc., Term Loan
237,207
8.155%,  (TSFR1M +
2.750%), 8/17/2029
d
236,541
Open Text Corporation, Term Loan
203,975
8.919%,  (TSFR1M +
3.500%), 1/31/2030
d
204,179
Peraton Corporation, Term Loan
409,917
9.169%,  (LIBOR 1M +
3.750%), 2/1/2028
d
406,076
Polaris Newco, LLC, Term Loan
237,189
9.538%,  (LIBOR 3M +
4.000%), 6/4/2028
d
223,589
Proofpoint, Inc., Term Loan
175,662
8.683%,  (LIBOR 1M +
3.250%), 8/31/2028
d
172,905
RealPage, Inc., Term Loan
133,977
8.433%,  (LIBOR 1M +
3.000%), 4/22/2028
d
131,507
SS&C Technologies, Inc., Term
Loan
16,837
7.183%,  (LIBOR 1M +
1.750%), 4/16/2025
d
16,822
19,234
7.183%,  (LIBOR 1M +
1.750%), 4/16/2025
d
19,216
87,848
7.183%,  (LIBOR 1M +
1.750%), 4/16/2025
d
87,749
Tempo Acquisition, LLC, Term
Loan
129,018
8.319%,  (TSFR1M +
3.000%), 8/31/2028
d
129,149
UKG, Inc., Term Loan
280,861
8.618%,  (LIBOR 2M +
3.250%), 5/3/2026
d
279,143
Verscend Holding Corporation,
Term Loan
193,387
9.433%,  (LIBOR 1M +
4.000%), 8/27/2025
d
193,064
Total 5,275,381
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
303,810
10.338%,  (LIBOR 3M +
4.750%), 4/20/2028
d
314,316
Principal
Amount Bank Loans (2.2%)
a
Value
Transportation (0.1%) - continued
Air Canada, Term Loan
$ 249,862
8.839%,  (LIBOR 3M +
3.500%), 8/11/2028
d
$ 249,550
Apple Bidco, LLC, Term Loan
82,291
8.183%,  (TSFR1M +
2.750%), 9/23/2028
d
81,601
Brown Group Holding, LLC, Term
Loan
106,132
7.919%,  (LIBOR 1M +
2.500%), 6/7/2028
d
105,158
Genesee & Wyoming, Inc., Term
Loan
131,977
7.342%,  (LIBOR 3M +
2.000%), 12/30/2026
d
131,812
Mileage Plus Holdings, LLC, Term
Loan
100,000
10.764%,  (LIBOR 3M +
5.250%), 6/20/2027
d
104,177
SkyMiles IP, Ltd., Term Loan
238,850
9.076%,  (LIBOR 3M +
3.750%), 10/20/2027
d
248,132
United Airlines, Inc., Term Loan
206,015
9.292%,  (LIBOR 3M +
3.750%), 4/21/2028
d
206,062
Total 1,440,808
Utilities (<0.1%)
PG&E Corporation, Term Loan
193,041
8.433%,  (LIBOR 1M +
3.000%), 6/23/2025
d
192,371
Total 192,371
Total Bank Loans
(cost $24,440,610) 24,443,320
Shares
Registered Investment
Companies ( 42.3% ) Value
U.S. Affiliated  (41.8%)
4,589,653 Thrivent Core Emerging Markets
Debt Fund 35,799,291
875,992 Thrivent Core Emerging Markets
Equity Fund 7,918,964
1,437,296 Thrivent Core International Equity
Fund 14,531,066
2,141,483 Thrivent Core Low Volatility Equity
Fund 25,162,425
1,168,531 Thrivent Core Mid Cap Value Fund 12,292,948
1,076,999 Thrivent Core Small Cap Value
Fund 10,479,202
72,373 Thrivent Global Stock Fund, Class
S 1,929,469
6,012,063 Thrivent High Yield Fund, Class S 24,589,338
9,220,175 Thrivent Income Fund, Class S 73,300,394
2,702,938 Thrivent International Allocation
Fund, Class S 27,596,997
3,540,701 Thrivent Large Cap Growth Fund,
Class S 59,908,668
3,695,806 Thrivent Large Cap Value Fund,
Class S 102,817,329
3,428,960 Thrivent Limited Maturity Bond
Fund, Class S 40,941,787
816,743 Thrivent Mid Cap Stock Fund,
Class S 28,389,991

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (42.3%) Value
U.S. Affiliated  (41.8%)- continued
264,226 Thrivent Small Cap Stock Fund,
Class S $ 7,699,551
Total 473,357,420
U.S. Unaffiliated  (0.5%)
2,822 Communication Services Select
Sector SPDR Fund 194,125
1,057 Invesco QQQ Trust Series 1 405,550
326 iShares Russell 2000 Growth ETF 82,817
6,134 SPDR Bloomberg High Yield Bond
ETF 568,928
8,419 SPDR S&P 500 ETF Trust 3,854,134
5,486 SPDR S&P Biotech ETF 462,415
434 SPDR S&P Oil & Gas Exploration
ETF 62,075
Total 5,630,044
Total Registered Investment
Companies (cost $395,159,211) 478,987,464
Principal
Amount Long-Term Fixed Income ( 35.4% ) Value
Asset-Backed Securities (1.3%)
510 Asset Backed Trust
$ 450,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
e,f
385,065
720 East CLO I, Ltd.
600,000
8.576%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
d,e
603,836
175,000
9.576%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
d,e
176,400
Access Group, Inc.
51,695
5.684%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
d,e
50,369
Affirm Asset Securitization Trust
225,000
6.610%,  1/18/2028, Ser.
2023-A, Class 1A
e
223,195
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
e
420,933
325,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
e
284,494
Ares XL CLO, Ltd.
450,000
8.370%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
d,e
436,921
Bankers Healthcare Group
Securitization Trust
222,739
5.280%,  10/17/2035, Ser.
2022-C, Class A
e
220,385
CarVal CLO II, Ltd.
275,000
7.588%,  (TSFR3M +
2.262%), 4/20/2032, Ser.
2019-1A, Class CR
d,e
267,036
CarVal CLO VII-C, Ltd.
400,000
8.076%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
d,e
400,890
Principal
Amount Long-Term Fixed Income (35.4%) Value
Asset-Backed Securities (1.3%) - continued
CarVal CLO VIII-C, Ltd.
$ 325,000
7.646%,  (TSFR3M +
2.300%), 10/22/2035, Ser.
2022-2A, Class A
d,e
$ 327,147
300,000
8.346%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
d,e
301,971
CMFT Net Lease Master Issuer,
LLC
311,254
2.090%,  7/20/2051, Ser.
2021-1, Class A1
e
252,118
Commonbond Student Loan Trust
34,610
5.913%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
d,e
33,689
Dryden 36 Senior Loan Fund
375,000
7.620%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
d,e
360,605
FirstKey Homes Trust
1,100,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
e
1,036,715
Foundation Finance Trust
180,719
1.270%,  5/15/2041, Ser.
2021-1A, Class A
e
160,946
FRTKL Trust
575,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
e
497,505
GSAA Home Equity Trust
886,347
4.469%,  8/25/2034, Ser.
2004-10, Class M2
d,f
801,745
Harley Marine Financing, LLC
1,091,314
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
e
1,090,508
Home Partners of America Trust
578,271
2.302%,  12/17/2026, Ser.
2021-2, Class B
e
511,897
474,354
2.078%,  9/17/2041, Ser.
2021-1, Class C
e
389,643
Laurel Road Prime Student Loan
Trust
185,642
5.259%,  11/25/2043, Ser.
2018-D, Class A
d,e
172,294
Longfellow Place CLO, Ltd.
250,000
7.870%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
d,e
248,912
Marlette Funding Trust
161,894
5.180%,  11/15/2032, Ser.
2022-3A, Class A
e
160,962
Mercury Financial Credit Card
Master Trust
650,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
e
619,234
National Collegiate Trust
105,251
5.708%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
d,e
101,560
Oak Street Investment
381,398
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
e
340,088

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.4%) Value
Asset-Backed Securities (1.3%) - continued
Pretium Mortgage Credit Partners,
LLC
$ 300,794
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
e,f
$ 284,955
151,381
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
e,f
142,978
Progress Residential Trust
300,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
e
266,732
Tricon Residential Trust
400,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
e
357,229
VCAT Asset Securitization, LLC
225,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
e,f
204,730
Vericrest Opportunity Loan
Transferee
228,413
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
e,f
211,348
500,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
e,f
407,466
300,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
e,f
223,210
300,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
e,f
230,546
173,268
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
e,f
157,974
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
e,f
163,952
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
e,f
204,095
Wind River CLO, Ltd.
350,000
7.188%,  (TSFR3M +
1.862%), 7/20/2030, Ser.
2013-1A, Class A2RR
d,e
348,252
275,000
7.588%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
d,e
268,672
Total 14,349,202
Basic Materials (0.3%)
Alcoa Nederland Holding BV
98,000 5.500%,  12/15/2027
e
95,046
Anglo American Capital plc
200,000 3.875%,  3/16/2029
e
182,466
Cascades, Inc./Cascades USA,
Inc.
90,000 5.125%,  1/15/2026
e
86,402
Chemours Company
95,000 5.750%,  11/15/2028
e
87,164
Cleveland-Cliffs, Inc.
80,000 5.875%,  6/1/2027
g
78,547
50,000 4.625%,  3/1/2029
e
45,783
Consolidated Energy Finance SA
169,000 5.625%,  10/15/2028
e
145,886
EIDP, Inc.
136,000 4.500%,  5/15/2026 133,527
First Quantum Minerals, Ltd.
180,000 6.875%,  10/15/2027
e
176,980
FMC Corporation
135,000 5.150%,  5/18/2026 133,433
Glencore Funding, LLC
136,000 3.375%,  9/23/2051
e
90,195
193,000 4.000%,  3/27/2027
e
184,686
Principal
Amount Long-Term Fixed Income (35.4%) Value
Basic Materials (0.3%) - continued
Hecla Mining Company
$ 55,000 7.250%,  2/15/2028 $ 54,453
Hudbay Minerals, Inc.
90,000 4.500%,  4/1/2026
e
85,345
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
76,000 9.000%,  7/1/2028
e
69,463
International Flavors & Fragrances,
Inc.
143,000 1.230%,  10/1/2025
e
128,753
Methanex Corporation
96,000 4.250%,  12/1/2024 93,634
Mosaic Company
166,000 4.050%,  11/15/2027 159,413
Novelis Corporation
45,000 3.250%,  11/15/2026
e
40,890
50,000 4.750%,  1/30/2030
e
44,938
45,000 3.875%,  8/15/2031
e
37,472
Nutrien, Ltd.
68,000 4.900%,  3/27/2028 66,970
OCI NV
76,000 4.625%,  10/15/2025
e
73,216
Olin Corporation
170,000 5.125%,  9/15/2027 162,503
10,000 5.625%,  8/1/2029 9,681
SCIL IV, LLC/SCIL USA Holdings,
LLC
106,000 5.375%,  11/1/2026
e
97,431
SPCM SA
105,000 3.375%,  3/15/2030
e
86,980
SunCoke Energy, Inc.
100,000 4.875%,  6/30/2029
e
86,111
Taseko Mines, Ltd.
74,000 7.000%,  2/15/2026
e
68,454
Unifrax Escrow Issuer Corporation
92,000 5.250%,  9/30/2028
e
68,540
United States Steel Corporation
110,000 6.875%,  3/1/2029 108,652
Total 2,983,014
Capital Goods (0.7%)
Advanced Drainage Systems, Inc.
90,000 6.375%,  6/15/2030
e
89,091
AECOM
165,000 5.125%,  3/15/2027 159,283
Amsted Industries, Inc.
115,000 5.625%,  7/1/2027
e
111,550
15,000 4.625%,  5/15/2030
e
13,311
ARD Finance SA
32,000 6.500%,  6/30/2027
e
26,000
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
144,000 5.250%,  8/15/2027
e
123,589
Boeing Company
303,000 5.930%,  5/1/2060 302,638
185,000 5.040%,  5/1/2027 183,487
325,000 5.705%,  5/1/2040 324,850
Bombardier, Inc.
25,000 7.125%,  6/15/2026
e
24,803
117,000 7.875%,  4/15/2027
e
116,627
85,000 6.000%,  2/15/2028
e
79,916
Builders FirstSource, Inc.
70,000 5.000%,  3/1/2030
e
65,442

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.4%) Value
Capital Goods (0.7%) - continued
Canpack SA/Canpack US, LLC
$ 150,000 3.125%,  11/1/2025
e
$ 139,003
Carrier Global Corporation
170,000 3.577%,  4/5/2050 126,112
188,000 2.700%,  2/15/2031 158,962
Chart Industries, Inc.
103,000 7.500%,  1/1/2030
e
105,559
Clean Harbors, Inc.
136,000 6.375%,  2/1/2031
e
136,650
Clydesdale Acquisition Holdings,
Inc.
14,000 6.625%,  4/15/2029
e
13,393
27,000 8.750%,  4/15/2030
e
24,476
CNH Industrial NV
110,000 3.850%,  11/15/2027 104,041
Cornerstone Building Brands, Inc.
71,000 6.125%,  1/15/2029
e
58,752
Covanta Holding Corporation
44,000 4.875%,  12/1/2029
e
38,857
CP Atlas Buyer, Inc.
80,000 7.000%,  12/1/2028
e
66,018
Crown Cork & Seal Company, Inc.
88,000 7.375%,  12/15/2026 91,960
Emerald Debt Merger Sub, LLC
103,000 6.625%,  12/15/2030
e
102,356
GFL Environmental, Inc.
72,000 4.000%,  8/1/2028
e
64,436
145,000 3.500%,  9/1/2028
e
129,037
H&E Equipment Services, Inc.
172,000 3.875%,  12/15/2028
e
151,133
Herc Holdings, Inc.
90,000 5.500%,  7/15/2027
e
86,485
Howmet Aerospace, Inc.
224,000 3.000%,  1/15/2029 195,539
204,000 5.950%,  2/1/2037 207,404
Ingersoll-Rand Luxembourg
Finance SA
129,000 3.500%,  3/21/2026 123,408
JELD-WEN, Inc.
18,000 6.250%,  5/15/2025
e
18,228
30,000 4.625%,  12/15/2025
e
29,292
John Deere Capital Corporation
88,000 4.950%,  7/14/2028 88,648
136,000 4.350%,  9/15/2032 132,467
Lockheed Martin Corporation
184,000 4.500%,  5/15/2036 176,263
40,000 6.150%,  9/1/2036 44,200
Mauser Packaging Solutions
Holding Company
100,000 9.250%,  4/15/2027
e
92,905
MIWD Holdco II, LLC
55,000 5.500%,  2/1/2030
e
46,475
Mueller Water Products, Inc.
58,000 4.000%,  6/15/2029
e
51,680
Nesco Holdings II, Inc.
110,000 5.500%,  4/15/2029
e
100,045
New Enterprise Stone and Lime
Company, Inc.
126,000 5.250%,  7/15/2028
e
117,180
Northrop Grumman Corporation
300,000 3.850%,  4/15/2045 243,802
OI European Group BV
136,000 4.750%,  2/15/2030
e
122,829
Principal
Amount Long-Term Fixed Income (35.4%) Value
Capital Goods (0.7%) - continued
Owens-Brockway Glass Container,
Inc.
$ 55,000 6.625%,  5/13/2027
e
$ 54,688
Pactiv Evergreen Group
80,000 4.375%,  10/15/2028
e
70,719
Parker-Hannifin Corporation
340,000 4.500%,  9/15/2029 330,712
PGT Innovations, Inc.
107,000 4.375%,  10/1/2029
e
99,257
Regal Rexnord Corporation
170,000 6.050%,  2/15/2026
e
169,946
Republic Services, Inc.
125,000 2.900%,  7/1/2026 117,616
Roller Bearing Company of
America, Inc.
78,000 4.375%,  10/15/2029
e
69,517
RTX Corporation
170,000 4.125%,  11/16/2028 163,229
200,000 4.450%,  11/16/2038 182,158
175,000 3.750%,  11/1/2046 137,002
Sealed Air Corporation
86,000 6.125%,  2/1/2028
e
85,614
Silgan Holdings, Inc.
41,000 4.125%,  2/1/2028 37,252
SRM Escrow Issuer, LLC
160,000 6.000%,  11/1/2028
e
152,514
Textron, Inc.
197,000 3.375%,  3/1/2028 180,081
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
55,000 7.750%,  4/15/2026
e
51,086
TransDigm, Inc.
82,000 6.250%,  3/15/2026
e
81,559
345,000 5.500%,  11/15/2027 326,996
Triumph Group, Inc.
88,000 9.000%,  3/15/2028
e
90,388
United Rentals North America, Inc.
120,000 4.875%,  1/15/2028 114,492
90,000 4.000%,  7/15/2030 79,595
Waste Management, Inc.
135,000 4.875%,  2/15/2034
c
133,417
Waste Pro USA, Inc.
50,000 5.500%,  2/15/2026
e
47,375
WESCO Distribution, Inc.
135,000 7.250%,  6/15/2028
e
137,670
Total 7,921,065
Collateralized Mortgage Obligations (1.6%)
Alternative Loan Trust
122,126
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 68,991
BINOM Securitization Trust
262,945
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
d,e
223,976
CHL Mortgage Pass-Through Trust
649,533
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 358,791
CHNGE Mortgage Trust
490,434
7.100%,  7/25/2058, Ser.
2023-3, Class A1
e,f
488,463
597,070
6.000%,  10/25/2057, Ser.
2022-4, Class A1
e,f
580,606

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.4%) Value
Collateralized Mortgage Obligations (1.6%) -
continued
Citicorp Mortgage Securities, Inc.
$ 199,481
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 $ 175,105
COLT Mortgage Loan Trust
536,908
1.726%,  11/25/2066, Ser.
2021-5, Class A1
d,e
446,418
Countrywide Alternative Loan Trust
129,014
3.167%,  10/25/2035, Ser.
2005-43, Class 4A1
d
106,934
397,020
7.000%,  10/25/2037, Ser.
2007-24, Class A10 145,965
Countrywide Home Loans, Inc.
75,049
5.750%,  4/25/2037, Ser.
2007-3, Class A27 35,876
Credit Suisse Mortgage Trust
325,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
d,e
283,808
450,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
d,e
399,281
301,807
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
d,e
295,298
288,499
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
d,e
235,835
803,132
3.496%,  2/25/2060, Ser.
2020-RPL2, Class A12
d,e
809,685
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
34,759
6.000%,  8/25/2023, Ser.
2006-AR5, Class 23A 18,430
Federal Home Loan Mortgage
Corporation - REMIC
1,070,812
4.000%,  1/25/2051, Ser.
5249, Class LA 1,021,886
232,291
3.000%,  2/15/2033, Ser.
4170, Class IG
h
19,900
247,175
3.000%,  3/15/2033, Ser.
4180, Class PI
h
25,261
879,481
4.500%,  10/15/2033, Ser.
2695, Class BH 854,469
650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 511,506
Federal National Mortgage
Association - REMIC
845,957
4.500%,  6/25/2052, Ser.
2022-43, Class MA 815,435
480,652
4.000%,  7/25/2052, Ser.
2022-37, Class PE 456,690
330,391
3.000%,  12/25/2027, Ser.
2012-137, Class AI
h
12,714
1,472,260
5.250%,  7/25/2039, Ser.
2022-72, Class CB 1,459,498
855,030
4.500%,  1/25/2046, Ser.
2022-68, Class BA 830,766
Flagstar Mortgage Trust
274,926
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
d,e
235,533
GCAT Trust
418,415
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
d,e
354,278
GS Mortgage-Backed Securities
Trust
660,435
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
d,e
551,386
Principal
Amount Long-Term Fixed Income (35.4%) Value
Collateralized Mortgage Obligations (1.6%) -
continued
GSR Mortgage Loan Trust
$ 363,268
4.151%,  9/25/2034, Ser.
2004-11, Class 2A2
d
$ 347,535
J.P. Morgan Mortgage Trust
484,059
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
d,e
388,401
378,885
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
d,e
298,071
LHOME Mortgage Trust
206,752
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
d,e
204,431
200,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
e,f
196,306
Mello Mortgage Capital
Acceptance
535,771
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
d,e
429,893
Merrill Lynch Alternative Note
Asset Trust
78,042
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 30,848
New Residential Mortgage Loan
Trust
1,059,665
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
d,e
850,257
New York Mortgage Trust
491,370
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
e,f
483,712
Onslow Bay Financial, LLC
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
d,e
298,421
Palisades Mortgage Loan Trust
800,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
e,f
767,097
Preston Ridge Partners Mortgage
Trust, LLC
312,162
2.115%,  1/25/2026, Ser.
2021-1, Class A1
d,e
291,712
Residential Accredit Loans, Inc.
Trust
87,040
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 73,377
Residential Asset Securitization
Trust
429,600
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 270,407
ROC Securities Trust Series
500,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
d,e
481,221
Sequoia Mortgage Trust
220,471
3.483%,  9/20/2046, Ser.
2007-1, Class 4A1
d
151,109
Toorak Mortgage Corporation, Ltd.
453,950
2.240%,  6/25/2024, Ser.
2021-1, Class A1
e,f
440,680
TRK Trust
385,598
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
d,e
317,291
Vericrest Opportunity Loan
Transferee
268,143
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
e,f
251,912

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.4%) Value
Collateralized Mortgage Obligations (1.6%) -
continued
Verus Securitization Trust
$ 233,384
2.286%,  11/25/2066, Ser.
2021-8, Class A2
d,e
$ 192,235
Total 18,587,700
Commercial Mortgage-Backed Securities (1.5%)
BANK 2022-BNK39
2,741,840
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,h
76,250
BANK5 2023-5YR2
500,000
7.379%,  6/15/2028, Ser.
2023-5YR2, Class AS
d
515,561
BBCMS Mortgage Trust
1,256,115
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
d,h
51,723
550,000
5.451%,  4/15/2056, Ser.
2023-C19, Class A5 556,515
3,992,848
1.151%,  9/15/2055, Ser.
2022-C17, Class XA
d,h
312,237
2,941,649
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
d,h
262,275
Benchmark Mortgage Trust
600,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 492,377
BFLD Trust
150,000
7.037%,  (TSFR1M +
1.814%), 10/15/2035, Ser.
2020-EYP, Class B
d,e
90,000
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,750,000
3.000%,  6/25/2032, Ser.
K147, Class A2
d,i
1,541,224
1,250,000
3.500%,  7/25/2032, Ser.
K148, Class A2
d,i
1,145,219
1,750,000
3.530%,  8/25/2032, Ser.
K149, Class A2
i
1,610,103
775,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
d,i
721,338
1,800,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
d,i
1,685,548
2,450,000
3.780%,  11/25/2032, Ser.
K-152, Class A2
d,i
2,290,503
2,250,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
d,i
2,109,807
650,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
d,i
635,380
1,500,000
4.200%,  5/25/2033, Ser.
K-157, Class A2
i
1,449,385
MIRA Trust
500,000
6.755%,  6/10/2038, Ser.
2023-MILE, Class A
e
497,285
Morgan Stanley Capital I Trust
2,920,635
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
d,h
275,596
MSWF Commercial Mortgage Trust
350,000
5.752%,  5/15/2033, Ser.
2023-1, Class A5 360,061
Principal
Amount Long-Term Fixed Income (35.4%) Value
Commercial Mortgage-Backed Securities (1.5%)
- continued
SCOTT Trust
$ 575,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
e
$ 566,905
Total 17,245,292
Communications Services (1.0%)
Activision Blizzard, Inc.
272,000 2.500%,  9/15/2050 177,050
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
92,000 10.500%,  2/15/2028
e
52,210
Altice Financing SA
50,000 5.750%,  8/15/2029
e
37,496
Altice France SA/France
184,000 5.125%,  7/15/2029
e
128,858
57,000 5.500%,  10/15/2029
e
40,470
AMC Networks, Inc.
40,000 5.000%,  4/1/2024 39,375
131,000 4.250%,  2/15/2029 72,757
American Tower Corporation
180,000 3.375%,  10/15/2026 169,317
135,000 2.900%,  1/15/2030 116,206
157,000 5.650%,  3/15/2033 158,495
AT&T, Inc.
204,000 3.650%,  6/1/2051 144,164
301,000 3.500%,  9/15/2053 204,144
130,000 2.300%,  6/1/2027 116,441
275,000 4.350%,  3/1/2029 261,840
135,000 5.400%,  2/15/2034 132,813
200,000 4.900%,  8/15/2037 183,684
CCO Holdings, LLC/CCO Holdings
Capital Corporation
62,000 5.500%,  5/1/2026
e
60,531
160,000 5.125%,  5/1/2027
e
150,112
78,000 5.000%,  2/1/2028
e
72,082
10,000 6.375%,  9/1/2029
e
9,562
115,000 4.750%,  3/1/2030
e
99,678
100,000 4.500%,  8/15/2030
e
84,730
54,000 4.250%,  2/1/2031
e
44,393
107,000 4.750%,  2/1/2032
e
88,340
89,000 4.250%,  1/15/2034
e
68,407
Cengage Learning, Inc.
4,000 9.500%,  6/15/2024
e
4,011
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
203,000 4.200%,  3/15/2028 190,158
360,000 3.500%,  6/1/2041 242,932
Clear Channel Worldwide
Holdings, Inc.
162,000 5.125%,  8/15/2027
e
148,757
Comcast Corporation
204,000 5.350%,  5/15/2053 204,865
176,000 2.887%,  11/1/2051 117,077
168,000 4.250%,  10/15/2030 161,347
145,000 4.400%,  8/15/2035 136,252
317,000 4.750%,  3/1/2044 290,621
Connect Finco SARL/Connect US
Finco, LLC
53,000 6.750%,  10/1/2026
e
50,812
CSC Holdings, LLC
140,000 5.375%,  2/1/2028
e
116,910

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.4%) Value
Communications Services (1.0%) - continued
$ 110,000 6.500%,  2/1/2029
e
$ 93,403
123,000 4.125%,  12/1/2030
e
88,932
Deutsche Telekom International
Finance BV
339,000 8.750%,  6/15/2030 401,179
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
123,000 5.875%,  8/15/2027
e
111,035
Discovery Communications, LLC
220,000 4.900%,  3/11/2026 216,601
DISH DBS Corporation
35,000 5.875%,  11/15/2024 31,953
48,000 5.250%,  12/1/2026
e
39,312
36,000 7.375%,  7/1/2028 20,250
62,000 5.750%,  12/1/2028
e
47,710
54,000 5.125%,  6/1/2029 27,135
DISH Network Corporation
52,000 11.750%,  11/15/2027
e
52,342
Frontier Communications
Holdings, LLC
105,000 5.875%,  10/15/2027
e
96,172
41,000 6.750%,  5/1/2029
e
31,697
26,000 8.750%,  5/15/2030
e
25,084
GCI, LLC
100,000 4.750%,  10/15/2028
e
86,923
Gray Escrow II, Inc.
134,000 5.375%,  11/15/2031
e
93,505
Gray Television, Inc.
115,000 4.750%,  10/15/2030
e
80,909
Hughes Satellite Systems
Corporation
80,000 6.625%,  8/1/2026 72,230
Iliad Holding SASU
127,000 6.500%,  10/15/2026
e
121,712
Lamar Media Corporation
56,000 3.625%,  1/15/2031 46,880
LCPR Senior Secured Financing
DAC
85,000 6.750%,  10/15/2027
e
79,500
Level 3 Financing, Inc.
103,000 4.625%,  9/15/2027
e
78,245
135,000 4.250%,  7/1/2028
e
95,546
49,000 10.500%,  5/15/2030
e
50,757
McGraw-Hill Education, Inc.
76,000 5.750%,  8/1/2028
e
66,728
Meta Platforms, Inc.
102,000 5.600%,  5/15/2053 105,028
136,000 4.800%,  5/15/2030 136,445
272,000 3.850%,  8/15/2032 253,125
Netflix, Inc.
55,000 5.875%,  11/15/2028 56,663
138,000 5.375%,  11/15/2029
e
138,198
180,000 4.875%,  6/15/2030
e,g
175,822
News Corporation
98,000 3.875%,  5/15/2029
e
86,542
NTT Finance Corporation
238,000 4.372%,  7/27/2027
e
231,925
Omnicom Group, Inc.
95,000 3.600%,  4/15/2026 91,198
90,000 4.200%,  6/1/2030 83,995
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
55,000 6.250%,  6/15/2025
e
54,303
Principal
Amount Long-Term Fixed Income (35.4%) Value
Communications Services (1.0%) - continued
$ 41,000 4.625%,  3/15/2030
e
$ 34,301
Playtika Holding Corporation
87,000 4.250%,  3/15/2029
e
76,781
Radiate Holdco, LLC/Radiate
Finance, Inc.
70,000 6.500%,  9/15/2028
e
41,961
Scripps Escrow II, Inc.
39,000 3.875%,  1/15/2029
e
32,425
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
e
102,200
65,000 4.000%,  7/15/2028
e
56,555
55,000 4.125%,  7/1/2030
e
45,296
Sprint Capital Corporation
430,000 8.750%,  3/15/2032 518,099
Take-Two Interactive Software, Inc.
137,000 4.950%,  3/28/2028 135,657
TEGNA, Inc.
146,000 4.625%,  3/15/2028 130,670
Telecom Italia Capital SA
31,000 6.000%,  9/30/2034 25,076
Telecom Italia SPA/Milano
43,000 5.303%,  5/30/2024
e
42,156
Telesat Canada/Telesat, LLC
50,000 4.875%,  6/1/2027
e
29,321
20,000 6.500%,  10/15/2027
e
8,000
T-Mobile USA, Inc.
340,000 3.600%,  11/15/2060 234,714
210,000 4.375%,  4/15/2040 185,298
United States Cellular Corporation
90,000 6.700%,  12/15/2033 78,075
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
134,000 4.750%,  4/15/2028
e
111,785
Univision Communications, Inc.
106,000 6.625%,  6/1/2027
e
103,134
Verizon Communications, Inc.
204,000 3.000%,  11/20/2060 123,617
475,000 2.650%,  11/20/2040 324,570
310,000 3.400%,  3/22/2041 235,541
VTR Finance NV
85,000 6.375%,  7/15/2028
e
36,033
VZ Secured Financing BV
140,000 5.000%,  1/15/2032
e
113,767
Walt Disney Company
272,000 3.600%,  1/13/2051 210,175
Warnermedia Holdings, Inc.
238,000 5.141%,  3/15/2052 193,454
204,000 4.054%,  3/15/2029 187,207
204,000 5.050%,  3/15/2042 169,598
WMG Acquisition Corporation
20,000 3.750%,  12/1/2029
e
17,465
69,000 3.000%,  2/15/2031
e
56,408
YPSO Finance BIS SA
44,000 10.500%,  5/15/2027
e
18,618
Total 11,623,838
Consumer Cyclical (1.1%)
1011778 B.C., ULC/New Red
Finance, Inc.
140,000 4.375%,  1/15/2028
e
129,358
Adient Global Holdings, Ltd.
55,000 4.875%,  8/15/2026
e
52,805

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.4%) Value
Consumer Cyclical (1.1%) - continued
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
$ 45,000 6.625%,  7/15/2026
e
$ 42,971
50,000 6.000%,  6/1/2029
e
38,141
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
170,000 4.625%,  6/1/2028
e
144,500
Allison Transmission, Inc.
56,000 3.750%,  1/30/2031
e
47,341
Amazon.com, Inc.
200,000 3.875%,  8/22/2037 181,278
American Axle & Manufacturing,
Inc.
165,000 6.500%,  4/1/2027
g
160,622
Arko Corporation
63,000 5.125%,  11/15/2029
e
52,372
Ashton Woods USA, LLC/Ashton
Woods Finance Company
70,000 4.625%,  8/1/2029
e
60,572
40,000 4.625%,  4/1/2030
e
34,200
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
e
93,951
Boyne USA, Inc.
38,000 4.750%,  5/15/2029
e
34,697
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
100,000 6.250%,  9/15/2027
e
92,450
Caesars Entertainment, Inc.
147,000 6.250%,  7/1/2025
e
146,200
50,000 8.125%,  7/1/2027
e
51,284
107,000 4.625%,  10/15/2029
e
94,195
Carnival Corporation
86,000 10.500%,  2/1/2026
e
90,654
43,000 7.625%,  3/1/2026
e
42,420
171,000 5.750%,  3/1/2027
e
158,177
40,000 4.000%,  8/1/2028
e
35,564
Cedar Fair, LP
97,000 5.250%,  7/15/2029 86,997
Churchill Downs, Inc.
70,000 4.750%,  1/15/2028
e
64,706
41,000 6.750%,  5/1/2031
e
40,073
Cinemark USA, Inc.
116,000 5.875%,  3/15/2026
e,g
109,800
Clarios Global, LP/Clarios US
Finance Company, Inc.
50,000 8.500%,  5/15/2027
e,g
50,624
102,000 6.750%,  5/15/2028
e
102,455
D.R. Horton, Inc.
68,000 2.600%,  10/15/2025 64,112
Daimler Trucks Finance North
America, LLC
213,000 2.000%,  12/14/2026
e
191,647
Dana, Inc.
95,000 5.625%,  6/15/2028 90,168
Expedia Group, Inc.
352,000 3.250%,  2/15/2030 309,641
Ford Motor Company
154,000 3.250%,  2/12/2032 121,758
89,000 6.100%,  8/19/2032 86,105
Ford Motor Credit Company, LLC
375,000 2.300%,  2/10/2025 351,628
240,000 4.134%,  8/4/2025 228,911
Principal
Amount Long-Term Fixed Income (35.4%) Value
Consumer Cyclical (1.1%) - continued
$ 195,000 2.700%,  8/10/2026 $ 174,801
Forestar Group, Inc.
70,000 3.850%,  5/15/2026
e
64,978
General Motors Company
165,000 6.125%,  10/1/2025 166,794
300,000 6.800%,  10/1/2027 313,126
General Motors Financial
Company, Inc.
180,000 1.500%,  6/10/2026 160,410
GLP Capital, LP
255,000 5.750%,  6/1/2028 249,858
Goodyear Tire & Rubber Company
75,000 5.000%,  7/15/2029 69,158
40,000 5.250%,  7/15/2031 35,600
Guitar Center Escrow Issuer II, Inc.
35,000 8.500%,  1/15/2026
e
32,200
Hanesbrands, Inc.
91,000 4.875%,  5/15/2026
e
85,318
Hilton Domestic Operating
Company, Inc.
183,000 4.875%,  1/15/2030 171,563
40,000 3.625%,  2/15/2032
e
33,566
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
66,000 5.000%,  6/1/2029
e
58,990
Home Depot, Inc.
205,000 5.400%,  9/15/2040 210,126
120,000 4.250%,  4/1/2046 106,118
345,000 3.900%,  6/15/2047 290,735
Hyundai Capital America
225,000 1.800%,  1/10/2028
e
191,033
Hyundai Capital Services, Inc.
200,000 2.125%,  4/24/2025
e
187,490
International Game Technology plc
121,000 5.250%,  1/15/2029
e
114,950
Jacobs Entertainment, Inc.
56,000 6.750%,  2/15/2029
e
51,007
Jaguar Land Rover Automotive plc
107,000 5.500%,  7/15/2029
e
94,683
KB Home
105,000 4.800%,  11/15/2029 96,862
Kia Corporation
100,000 2.375%,  2/14/2025
e
95,020
Kohl's Corporation
114,000 4.625%,  5/1/2031 84,150
275,000 5.550%,  7/17/2045 176,371
L Brands, Inc.
150,000 6.625%,  10/1/2030
e
144,958
30,000 6.875%,  11/1/2035 27,842
Lennar Corporation
234,000 4.750%,  5/30/2025 229,691
Lowe's Companies, Inc.
136,000 5.625%,  4/15/2053 135,141
340,000 2.625%,  4/1/2031 287,303
Macy's Retail Holdings, LLC
95,000 5.875%,  4/1/2029
e
88,250
Marriott International, Inc./MD
255,000 4.625%,  6/15/2030 243,736
Mattamy Group Corporation
77,000 5.250%,  12/15/2027
e
72,810
McDonald's Corporation
282,000 4.450%,  3/1/2047 251,570

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.4%) Value
Consumer Cyclical (1.1%) - continued
Michaels Companies, Inc.
$ 66,000 5.250%,  5/1/2028
e
$ 56,103
NCL Corporation, Ltd.
38,000 3.625%,  12/15/2024
e
36,494
28,000 5.875%,  3/15/2026
e
26,495
107,000 5.875%,  2/15/2027
e
104,200
Nissan Motor Acceptance
Company, LLC
300,000 1.125%,  9/16/2024
e
282,492
Nissan Motor Company, Ltd.
36,000 3.522%,  9/17/2025
e
33,985
37,000 4.345%,  9/17/2027
e
34,433
46,000 4.810%,  9/17/2030
e
41,527
Nordstrom, Inc.
33,000 4.375%,  4/1/2030 27,836
46,000 4.250%,  8/1/2031 36,276
PENN Entertainment, Inc.
95,000 4.125%,  7/1/2029
e,g
78,468
PetSmart, Inc./PetSmart Finance
Corporation
125,000 4.750%,  2/15/2028
e
114,622
94,000 7.750%,  2/15/2029
e
91,693
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
172,000 5.750%,  4/15/2026
e
168,631
76,000 6.250%,  1/15/2028
e
71,549
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
100,000 5.750%,  1/15/2029
e
73,996
Royal Caribbean Cruises, Ltd.
21,000 11.500%,  6/1/2025
e
22,248
160,000 4.250%,  7/1/2026
e
148,716
88,000 9.250%,  1/15/2029
e
93,687
33,000 7.250%,  1/15/2030
e
33,357
Scientific Games International, Inc.
100,000 7.250%,  11/15/2029
e
99,750
39,000 6.625%,  3/1/2030
e
34,556
SeaWorld Parks and
Entertainment, Inc.
62,000 5.250%,  8/15/2029
e
55,800
Six Flags Theme Parks, Inc.
45,000 7.000%,  7/1/2025
e
45,110
Staples, Inc.
79,000 7.500%,  4/15/2026
e
65,265
49,000 10.750%,  4/15/2027
e
28,019
Starbucks Corporation
162,000 4.750%,  2/15/2026 160,818
Station Casinos, LLC
74,000 4.625%,  12/1/2031
e
62,530
Target Corporation
204,000 2.950%,  1/15/2052 140,990
Toyota Motor Credit Corporation
184,000 4.700%,  1/12/2033 181,827
Travel + Leisure Company
43,000 6.625%,  7/31/2026
e
42,804
Tripadvisor, Inc.
21,000 7.000%,  7/15/2025
e
21,038
Uber Technologies, Inc.
60,000 6.250%,  1/15/2028
e
59,536
VICI Properties, LP/VICI Note
Company, Inc.
384,000 4.625%,  6/15/2025
e
372,837
129,000 5.750%,  2/1/2027
e
127,276
80,000 3.750%,  2/15/2027
e
73,856
Principal
Amount Long-Term Fixed Income (35.4%) Value
Consumer Cyclical (1.1%) - continued
Viking Cruises, Ltd.
$ 132,000 5.875%,  9/15/2027
e
$ 123,432
Volkswagen Group of America
Finance, LLC
165,000 4.350%,  6/8/2027
e
159,866
Wabash National Corporation
97,000 4.500%,  10/15/2028
e
81,722
Walmart, Inc.
204,000 4.500%,  9/9/2052 196,596
102,000 3.900%,  4/15/2028 99,622
Wyndham Hotels & Resorts, Inc.
60,000 4.375%,  8/15/2028
e
54,912
Yum! Brands, Inc.
110,000 4.750%,  1/15/2030
e
102,598
ZF North America Capital, Inc.
55,000 7.125%,  4/14/2030
e
56,655
Total 12,502,808
Consumer Non-Cyclical (1.3%)
1375209 B.C., Ltd.
69,000 9.000%,  1/30/2028
e
69,172
Abbott Laboratories
360,000 4.750%,  11/30/2036 360,871
AbbVie, Inc.
75,000 2.950%,  11/21/2026 70,356
100,000 4.500%,  5/14/2035 94,752
325,000 4.300%,  5/14/2036 298,818
200,000 4.850%,  6/15/2044 185,588
225,000 4.875%,  11/14/2048 211,088
AdaptHealth, LLC
55,000 4.625%,  8/1/2029
e
45,086
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
130,000 4.625%,  1/15/2027
e
123,194
136,000 3.500%,  3/15/2029
e
118,395
Amgen, Inc.
200,000 4.200%,  2/22/2052 163,603
206,000 5.250%,  3/2/2030 207,349
206,000 5.600%,  3/2/2043 204,860
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
316,000 4.700%,  2/1/2036 306,377
Anheuser-Busch InBev Worldwide,
Inc.
383,000 4.375%,  4/15/2038 355,097
204,000 5.550%,  1/23/2049 211,698
Aramark Services, Inc.
130,000 5.000%,  2/1/2028
e
122,200
Archer-Daniels-Midland Company
329,000 2.700%,  9/15/2051 219,472
AstraZeneca plc
360,000 3.000%,  5/28/2051 262,935
B&G Foods, Inc.
43,000 5.250%,  4/1/2025 40,966
42,000 5.250%,  9/15/2027 36,219
BAT Capital Corporation
137,000 7.079%,  8/2/2043 137,000
68,000 7.750%,  10/19/2032 75,464
Bausch Health Companies, Inc.
38,000 5.500%,  11/1/2025
e,g
34,200
140,000 4.875%,  6/1/2028
e
84,882

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.4%) Value
Consumer Non-Cyclical (1.3%) - continued
$ 93,000 11.000%,  9/30/2028
e
$ 68,564
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 80,504
160,000 3.700%,  6/6/2027 152,671
BellRing Brands, Inc.
58,000 7.000%,  3/15/2030
e
58,219
Bristol-Myers Squibb Company
342,000 3.550%,  3/15/2042 279,279
Cargill, Inc.
206,000 3.125%,  5/25/2051
e
146,570
Catalent Pharma Solutions, Inc.
28,000 3.125%,  2/15/2029
e
23,364
Central Garden & Pet Company
130,000 4.125%,  10/15/2030 110,521
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
e
9,106
Chobani, LLC/Chobani Finance
Corporation, Inc.
100,000 4.625%,  11/15/2028
e
90,999
CHS/Community Health Systems,
Inc.
42,000 5.625%,  3/15/2027
e
37,371
24,000 8.000%,  12/15/2027
e
23,467
70,000 6.000%,  1/15/2029
e
59,850
44,000 4.750%,  2/15/2031
e
33,334
Colgate-Palmolive Company
170,000 4.600%,  3/1/2033
g
171,973
Constellation Brands, Inc.
190,000 3.600%,  2/15/2028 178,345
110,000 2.875%,  5/1/2030 95,465
Coty, Inc.
76,000 5.000%,  4/15/2026
e
73,336
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
123,000 4.750%,  1/15/2029
e
114,074
69,000 6.625%,  7/15/2030
e
69,604
CVS Health Corporation
306,000 5.625%,  2/21/2053 300,587
153,000 5.125%,  2/21/2030 152,237
245,000 4.875%,  7/20/2035 232,750
Edgewell Personal Care Company
85,000 5.500%,  6/1/2028
e
80,537
Eli Lilly & Company
102,000 4.950%,  2/27/2063 102,317
Embecta Corporation
32,000 6.750%,  2/15/2030
e
28,136
Encompass Health Corporation
160,000 4.500%,  2/1/2028
g
148,622
Energizer Holdings, Inc.
100,000 4.750%,  6/15/2028
e
89,823
Fortrea Holdings, Inc.
28,000 7.500%,  7/1/2030
e
28,616
General Mills, Inc.
54,000 4.950%,  3/29/2033 53,369
HCA, Inc.
234,000 3.500%,  9/1/2030 205,686
HLF Financing SARL, LLC/
Herbalife International, Inc.
169,000 4.875%,  6/1/2029
e
128,440
Imperial Brands Finance plc
200,000 3.875%,  7/26/2029
e
178,290
Principal
Amount Long-Term Fixed Income (35.4%) Value
Consumer Non-Cyclical (1.3%) - continued
Jazz Securities DAC
$ 55,000 4.375%,  1/15/2029
e
$ 48,901
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
204,000 4.375%,  2/2/2052
e
146,855
135,000 5.500%,  1/15/2030
e
130,595
204,000 3.000%,  5/15/2032
e
160,017
Kenvue, Inc.
265,000 5.350%,  3/22/2026
e
266,970
Kimberly-Clark Corporation
220,000 3.900%,  5/4/2047 186,638
Kraft Heinz Foods Company
200,000 3.875%,  5/15/2027 191,756
30,000 5.200%,  7/15/2045 28,369
180,000 4.375%,  6/1/2046 152,563
Lamb Weston Holdings, Inc.
60,000 4.125%,  1/31/2030
e
52,953
Legacy LifePoint Health, LLC
41,000 4.375%,  2/15/2027
e
35,363
Mattel, Inc.
105,000 3.375%,  4/1/2026
e
97,621
170,000 5.450%,  11/1/2041 146,571
Medtronic, Inc.
204,000 4.375%,  3/15/2035 197,689
Mozart Debt Merger Sub, Inc.
91,000 3.875%,  4/1/2029
e
79,686
68,000 5.250%,  10/1/2029
e,g
60,328
Nestle Holdings, Inc.
298,000 5.250%,  3/13/2026
e
300,478
Newell Brands, Inc.
197,000 4.700%,  4/1/2026 186,992
Organon & Company/Organon
Foreign Debt Co-Issuer BV
96,000 4.125%,  4/30/2028
e
86,030
Owens & Minor, Inc.
93,000 6.625%,  4/1/2030
e
85,139
PepsiCo, Inc.
175,000 4.200%,  7/18/2052 161,854
Performance Food Group, Inc.
60,000 4.250%,  8/1/2029
e
53,299
Perrigo Finance Unlimited
Company
100,000 4.375%,  3/15/2026 94,832
Pfizer Investment Enterprises Pte,
Ltd.
306,000 5.300%,  5/19/2053 314,426
102,000 4.750%,  5/19/2033 101,326
Philip Morris International, Inc.
204,000 4.875%,  2/13/2026 202,644
139,000 5.125%,  11/17/2027 139,313
139,000 5.625%,  11/17/2029 142,200
204,000 5.375%,  2/15/2033 203,399
Post Holdings, Inc.
39,000 5.625%,  1/15/2028
e
37,687
37,000 5.500%,  12/15/2029
e
34,361
80,000 4.500%,  9/15/2031
e
68,111
Primo Water Holdings, Inc.
83,000 4.375%,  4/30/2029
e
72,877
Reynolds American, Inc.
299,000 5.700%,  8/15/2035 281,972
Roche Holdings, Inc.
138,000 4.000%,  11/28/2044
e
118,305

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.4%) Value
Consumer Non-Cyclical (1.3%) - continued
Scotts Miracle-Gro Company
$ 62,000 4.500%,  10/15/2029 $ 54,405
SEG Holding, LLC
130,000 5.625%,  10/15/2028
e
122,797
Simmons Foods, Inc.
134,000 4.625%,  3/1/2029
e
111,890
Spectrum Brands, Inc.
85,000 5.000%,  10/1/2029
e
76,500
40,000 5.500%,  7/15/2030
e
36,531
Syneos Health, Inc.
95,000 3.625%,  1/15/2029
e
94,053
Sysco Corporation
205,000 6.600%,  4/1/2040 220,893
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 139,577
Teleflex, Inc.
140,000 4.250%,  6/1/2028
e
128,723
Tenet Healthcare Corporation
285,000 5.125%,  11/1/2027 270,634
50,000 6.125%,  10/1/2028 47,630
82,000 6.750%,  5/15/2031
e
81,452
Teva Pharmaceutical Finance
Netherlands III BV
202,000 3.150%,  10/1/2026 182,743
TreeHouse Foods, Inc.
109,000 4.000%,  9/1/2028 95,184
United Natural Foods, Inc.
65,000 6.750%,  10/15/2028
e
54,148
Wyeth, LLC
135,000 6.500%,  2/1/2034 151,426
Zoetis, Inc.
318,000 4.700%,  2/1/2043 293,739
Total 14,476,113
Energy (0.9%)
Antero Resources Corporation
37,000 5.375%,  3/1/2030
e
34,487
Archrock Partners, LP/Archrock
Partners Finance Corporation
105,000 6.250%,  4/1/2028
e
98,962
Baytex Energy Corporation
68,000 8.500%,  4/30/2030
e
68,906
BP Capital Markets America, Inc.
440,000 2.939%,  6/4/2051 298,510
91,000 3.543%,  4/6/2027 86,993
Buckeye Partners, LP
120,000 3.950%,  12/1/2026 110,100
Callon Petroleum Company
79,000 8.250%,  7/15/2025 79,000
44,000 7.500%,  6/15/2030
e,g
42,716
Canadian Natural Resources, Ltd.
140,000 2.950%,  7/15/2030 120,382
Cheniere Energy Partners, LP
544,000 4.500%,  10/1/2029 505,751
43,000 3.250%,  1/31/2032 35,782
Cheniere Energy, Inc.
82,000 4.625%,  10/15/2028 76,953
Chesapeake Energy Corporation
52,000 6.750%,  4/15/2029
e
51,768
Chord Energy Corporation
52,000 6.375%,  6/1/2026
e
51,605
Principal
Amount Long-Term Fixed Income (35.4%) Value
Energy (0.9%) - continued
Civitas Resources, Inc.
$ 31,000 8.375%,  7/1/2028
e
$ 31,885
31,000 8.750%,  7/1/2031
e
32,085
CNX Resources Corporation
40,000 6.000%,  1/15/2029
e
37,413
Comstock Resources, Inc.
75,000 5.875%,  1/15/2030
e
66,389
Continental Resources, Inc.
237,000 2.268%,  11/15/2026
e
212,081
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
76,000 5.500%,  6/15/2031
e
69,123
Crescent Energy Finance, LLC
75,000 9.250%,  2/15/2028
e
76,290
CrownRock, LP/CrownRock
Finance, Inc.
62,000 5.625%,  10/15/2025
e
61,070
Devon Energy Corporation
384,000 4.500%,  1/15/2030 363,430
DT Midstream, Inc.
100,000 4.125%,  6/15/2029
e
88,662
35,000 4.375%,  6/15/2031
e
30,385
Enbridge, Inc.
86,000 2.500%,  2/14/2025 82,037
Enerflex, Ltd.
56,000 9.000%,  10/15/2027
e
56,347
Energy Transfer, LP
150,000 4.000%,  10/1/2027 141,380
155,000 4.900%,  3/15/2035 142,863
50,000 5.150%,  2/1/2043 42,912
275,000 6.000%,  6/15/2048 261,339
EnLink Midstream Partners, LP
115,000 4.850%,  7/15/2026 111,757
EnLink Midstream, LLC
41,000 6.500%,  9/1/2030
e
41,268
Enterprise Products Operating,
LLC
175,000 3.300%,  2/15/2053 123,637
EQM Midstream Partners, LP
188,000 4.750%,  1/15/2031
e
167,847
EQT Corporation
113,000 6.125%,  2/1/2025 113,060
204,000 3.900%,  10/1/2027 191,241
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 230,513
Ferrellgas, LP/Ferrellgas Finance
Corporation
68,000 5.375%,  4/1/2026
e
64,032
Genesis Energy LP/Genesis
Energy Finance Corporation
55,000 8.875%,  4/15/2030 54,859
Halliburton Company
172,000 4.850%,  11/15/2035 162,449
136,000 5.000%,  11/15/2045 124,492
Harvest Midstream, LP
159,000 7.500%,  9/1/2028
e
156,263
Hess Midstream Operations, LP
80,000 5.625%,  2/15/2026
e
78,800
48,000 5.500%,  10/15/2030
e
45,120
Hilcorp Energy I, LP/Hilcorp
Finance Company
125,000 5.750%,  2/1/2029
e
115,625
37,000 6.250%,  4/15/2032
e
33,630

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.4%) Value
Energy (0.9%) - continued
Holly Energy Partners, LP/Holly
Energy Finance Corporation
$ 58,000 6.375%,  4/15/2027
e
$ 57,771
Howard Midstream Energy
Partners, LLC
102,000 6.750%,  1/15/2027
e
98,393
ITT Holdings, LLC
90,000 6.500%,  8/1/2029
e
76,972
Laredo Petroleum, Inc.
118,000 7.750%,  7/31/2029
e
100,890
Magellan Midstream Partners, LP
130,000 5.000%,  3/1/2026 128,952
MEG Energy Corporation
89,000 5.875%,  2/1/2029
e
85,319
MPLX, LP
177,000 4.875%,  6/1/2025 174,657
272,000 4.950%,  9/1/2032 259,989
52,000 5.000%,  3/1/2033 49,968
Murphy Oil Corporation
70,000 5.875%,  12/1/2027 69,238
Nabors Industries, Ltd.
110,000 7.250%,  1/15/2026
e
105,904
National Fuel Gas Company
244,000 5.500%,  1/15/2026 240,880
New Fortress Energy, Inc.
40,000 6.750%,  9/15/2025
e
38,092
Noble Finance II, LLC
68,000 8.000%,  4/15/2030
e
69,955
Northern Oil and Gas, Inc.
69,000 8.750%,  6/15/2031
e
69,521
Northriver Midstream Finance, LP
33,000 5.625%,  2/15/2026
e
31,538
NuStar Logistics, LP
90,000 5.750%,  10/1/2025 88,425
Ovintiv Exploration, Inc.
237,000 5.375%,  1/1/2026 235,325
Ovintiv, Inc.
68,000 5.650%,  5/15/2025 67,857
Phillips 66 Company
152,000 4.950%,  12/1/2027 151,316
Precision Drilling Corporation
75,000 6.875%,  1/15/2029
e
70,723
Range Resources Corporation
56,000 4.750%,  2/15/2030
e
51,470
Rockcliff Energy II, LLC
73,000 5.500%,  10/15/2029
e
66,850
SM Energy Company
75,000 6.625%,  1/15/2027 73,764
50,000 6.500%,  7/15/2028 48,874
Southwestern Energy Company
68,000 5.375%,  3/15/2030 63,623
48,000 4.750%,  2/1/2032 42,650
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
75,000 5.875%,  3/1/2027 73,409
15,000 5.000%,  6/1/2031
e
12,802
Suncor Energy, Inc.
248,000 7.150%,  2/1/2032 266,762
Sunoco, LP/Sunoco Finance
Corporation
90,000 5.875%,  3/15/2028 87,535
Principal
Amount Long-Term Fixed Income (35.4%) Value
Energy (0.9%) - continued
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
$ 115,000 5.500%,  1/15/2028
e
$ 105,800
Targa Resources Corporation
238,000 4.200%,  2/1/2033 212,569
Teine Energy, Ltd.
65,000 6.875%,  4/15/2029
e
59,800
Transocean, Inc.
70,000 11.500%,  1/30/2027
e
73,403
34,000 8.750%,  2/15/2030
e
35,300
USA Compression Partners, LP/
USA Compression Finance
Corporation
92,000 6.875%,  4/1/2026 91,172
Venture Global Calcasieu Pass,
LLC
97,000 3.875%,  8/15/2029
e
83,993
73,000 6.250%,  1/15/2030
e
71,381
55,000 4.125%,  8/15/2031
e
46,653
Venture Global LNG, Inc.
140,000 8.375%,  6/1/2031
e
142,060
Weatherford International, Ltd.
106,000 8.625%,  4/30/2030
e
108,637
Western Midstream Operating, LP
147,000 3.950%,  6/1/2025 141,751
68,000 6.150%,  4/1/2033 68,968
Williams Companies, Inc.
136,000 5.300%,  8/15/2052 125,776
225,000 7.500%,  1/15/2031 247,167
Total 9,946,053
Financials (3.2%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
230,000 3.500%,  1/15/2025 221,967
175,000 3.875%,  1/23/2028 162,221
150,000 3.400%,  10/29/2033 119,965
Air Lease Corporation
337,000 3.000%,  2/1/2030 284,721
Aircastle, Ltd.
225,000 5.250%,  8/11/2025
e
218,929
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
48,000 6.750%,  10/15/2027
e
45,466
Ally Financial, Inc.
160,000 5.750%,  11/20/2025 155,154
270,000 8.000%,  11/1/2031 286,469
18,000 6.700%,  2/14/2033 16,756
American Express Company
195,000 2.250%,  3/4/2025 185,208
American Homes 4 Rent, LP
300,000 2.375%,  7/15/2031 239,526
American International Group, Inc.
266,000 5.125%,  3/27/2033 261,535
AmWINS Group, Inc.
70,000 4.875%,  6/30/2029
e
64,220
ANZ Bank New Zealand, Ltd.
200,000 5.548%,  8/11/2032
d,e
197,915
Aon Corporation/Aon Global
Holdings plc
70,000 5.350%,  2/28/2033 70,656

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.4%) Value
Financials (3.2%) - continued
Ares Capital Corporation
$ 101,000 3.250%,  7/15/2025 $ 94,223
400,000 3.875%,  1/15/2026 373,596
200,000 2.150%,  7/15/2026 175,210
Associated Banc-Corp
275,000 4.250%,  1/15/2025 261,280
Australia & New Zealand Banking
Group, Ltd.
250,000 2.950%,  7/22/2030
d,e
230,941
Avolon Holdings Funding, Ltd.
112,000 5.250%,  5/15/2024
e
110,524
135,000 4.250%,  4/15/2026
e
126,879
Banco Santander Mexico SA
200,000 5.375%,  4/17/2025
e
198,093
Banco Santander SA
200,000 4.175%,  3/24/2028
d
188,409
Bank of America Corporation
234,000 5.080%,  1/20/2027
d
231,493
225,000 1.734%,  7/22/2027
d
201,595
205,000 3.824%,  1/20/2028
d
193,688
119,000 5.202%,  4/25/2029
d
118,195
180,000 2.087%,  6/14/2029
d
154,436
125,000 2.496%,  2/13/2031
d
104,725
325,000 1.922%,  10/24/2031
d
257,470
204,000 2.972%,  2/4/2033
d
170,416
409,000 4.571%,  4/27/2033
d
384,501
275,000 3.846%,  3/8/2037
d
237,055
Bank of Nova Scotia
70,000 4.850%,  2/1/2030 67,901
Barclays plc
410,000 4.972%,  5/16/2029
d
393,201
200,000 5.746%,  8/9/2033
d
195,825
Berkshire Hathaway Finance
Corporation
272,000 2.850%,  10/15/2050 186,823
Blackstone Private Credit Fund
203,000 2.700%,  1/15/2025 191,137
Blue Owl Capital Corporation
90,000 4.250%,  1/15/2026 84,355
Blue Owl Credit Income
Corporation
170,000 4.700%,  2/8/2027 154,652
Blue Owl Technology Finance
Corporation
90,000 4.750%,  12/15/2025
e
83,035
BNP Paribas SA
340,000 3.132%,  1/20/2033
d,e
282,416
BPCE SA
315,000 3.500%,  10/23/2027
e
288,187
Camden Property Trust
150,000 3.150%,  7/1/2029 134,682
Canadian Imperial Bank of
Commerce
204,000 5.001%,  4/28/2028 201,154
Capital One Financial Corporation
200,000 4.200%,  10/29/2025 192,550
225,000 2.636%,  3/3/2026
d
211,565
Centene Corporation
170,000 3.000%,  10/15/2030 142,236
370,000 2.625%,  8/1/2031 295,856
Charles Schwab Corporation
350,000 2.450%,  3/3/2027 316,117
Principal
Amount Long-Term Fixed Income (35.4%) Value
Financials (3.2%) - continued
Chubb INA Holdings, Inc.
$ 138,000 4.350%,  11/3/2045 $ 123,354
Citigroup, Inc.
207,000 0.981%,  5/1/2025
d
199,182
370,000 4.400%,  6/10/2025 360,692
83,000 1.281%,  11/3/2025
d
78,151
160,000 3.200%,  10/21/2026 150,010
240,000 3.668%,  7/24/2028
d
224,019
120,000 4.125%,  7/25/2028 112,949
225,000 3.520%,  10/27/2028
d
208,787
289,000 4.910%,  5/24/2033
d
279,470
167,000 6.174%,  5/25/2034
d
169,642
Commerzbank AG
200,000 8.125%,  9/19/2023
e
199,760
Cooperatieve Rabobank UA
273,000 5.564%,  2/28/2029
d,e
271,176
Corebridge Financial, Inc.
136,000 4.400%,  4/5/2052 109,079
102,000 4.350%,  4/5/2042 82,895
Credit Acceptance Corporation
120,000 5.125%,  12/31/2024
e
117,581
Credit Agricole SA
187,000 6.875%,  9/23/2024
d,e,j
182,951
Credit Suisse Group AG
200,000 7.250%,  9/12/2025
d,e,j,k
10,000
Danske Bank AS
200,000 0.976%,  9/10/2025
d,e
189,070
Deutsche Bank AG/New York, NY
300,000 3.729%,  1/14/2032
d
233,982
Discover Bank
260,000 4.682%,  8/9/2028
d
236,522
Drawbridge Special Opportunities
Fund, LP
155,000 3.875%,  2/15/2026
e
138,402
Elevance Health, Inc.
250,000 3.125%,  5/15/2050 173,772
220,000 4.625%,  5/15/2042 199,032
Enact Holdings, Inc.
52,000 6.500%,  8/15/2025
e
51,482
EPR Properties
105,000 4.950%,  4/15/2028 94,359
ERP Operating, LP
54,000 3.375%,  6/1/2025 52,078
Fifth Third Bancorp
95,000 6.339%,  7/27/2029
d
96,728
First Horizon Bank
90,000 5.750%,  5/1/2030 80,246
First Horizon National Corporation
350,000 4.000%,  5/26/2025 328,963
First-Citizens Bank & Trust
Company
225,000 6.125%,  3/9/2028 225,062
Five Corners Funding Trust IV
136,000 5.997%,  2/15/2053
e
138,878
Fortress Transportation and
Infrastructure Investors, LLC
66,000 6.500%,  10/1/2025
e
65,374
35,000 9.750%,  8/1/2027
e
36,441
22,000 5.500%,  5/1/2028
e
20,341
FS KKR Capital Corporation
180,000 4.250%,  2/14/2025
e
170,249
225,000 3.400%,  1/15/2026 207,083

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.4%) Value
Financials (3.2%) - continued
GGAM Finance, Ltd.
$ 68,000 7.750%,  5/15/2026
e
$ 68,534
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
199,000 3.750%,  12/15/2027
e
158,802
Goldman Sachs Group, Inc.
174,000 1.948%,  10/21/2027
d
155,194
85,000 1.992%,  1/27/2032
d
66,951
612,000 3.102%,  2/24/2033
d
515,697
210,000 4.750%,  10/21/2045 191,925
Healthpeak OP, LLC
47,000 3.400%,  2/1/2025 45,311
HSBC Holdings plc
275,000 3.803%,  3/11/2025
d
270,774
300,000 2.999%,  3/10/2026
d
286,145
350,000 3.900%,  5/25/2026 334,691
225,000 5.402%,  8/11/2033
d
219,600
HUB International, Ltd.
111,000 5.625%,  12/1/2029
e
99,071
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
67,000 4.750%,  9/15/2024 64,816
105,000 6.375%,  12/15/2025 100,488
35,000 5.250%,  5/15/2027 30,852
Intercontinental Exchange, Inc.
100,000 4.950%,  6/15/2052 95,660
Invitation Homes Operating
Partnership, LP
170,000 2.000%,  8/15/2031 131,255
J.P. Morgan Chase & Company
180,000 0.824%,  6/1/2025
d
172,174
197,000 1.561%,  12/10/2025
d
185,814
250,000 1.040%,  2/4/2027
d
223,070
270,000 1.578%,  4/22/2027
d
243,087
300,000 2.947%,  2/24/2028
d
276,332
275,000 4.203%,  7/23/2029
d
262,103
175,000 2.522%,  4/22/2031
d
148,036
265,000 1.953%,  2/4/2032
d
210,977
273,000 4.586%,  4/26/2033
d
260,484
204,000 4.912%,  7/25/2033
d
199,334
280,000 3.882%,  7/24/2038
d
241,777
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
28,000 5.000%,  8/15/2028
e
23,927
KeyBank NA/Cleveland, OH
125,000 5.000%,  1/26/2033 112,952
KeyCorp
100,000 3.878%,  5/23/2025
d
94,150
Kimco Realty Corporation
270,000 3.300%,  2/1/2025 259,160
Lloyds Banking Group plc
203,000 5.871%,  3/6/2029
d
202,540
LPL Holdings, Inc.
100,000 4.000%,  3/15/2029
e
89,637
Macquarie Airfinance Holdings,
Ltd.
34,000 8.375%,  5/1/2028
e
34,618
Macquarie Group, Ltd.
276,000 1.201%,  10/14/2025
d,e
259,966
Manufacturers & Traders Trust
Company
203,000 4.700%,  1/27/2028 193,931
Principal
Amount Long-Term Fixed Income (35.4%) Value
Financials (3.2%) - continued
Marsh & McLennan Companies,
Inc.
$ 51,000 5.450%,  3/15/2053 $ 51,723
Massachusetts Mutual Life
Insurance Company
275,000 3.200%,  12/1/2061
*
175,117
Mitsubishi UFJ Financial Group,
Inc.
200,000 0.962%,  10/11/2025
d
187,701
202,000 5.422%,  2/22/2029
d
201,481
250,000 2.048%,  7/17/2030 202,379
Molina Healthcare, Inc.
73,000 4.375%,  6/15/2028
e
66,936
Morgan Stanley
300,000 2.630%,  2/18/2026
d
285,669
110,000 2.188%,  4/28/2026
d
103,496
275,000 4.350%,  9/8/2026 265,736
267,000 5.050%,  1/28/2027
d
264,325
240,000 3.591%,  7/22/2028
d
223,458
136,000 5.164%,  4/20/2029
d
134,567
350,000 3.622%,  4/1/2031
d
314,564
136,000 5.250%,  4/21/2034
d
134,251
238,000 5.297%,  4/20/2037
d
225,860
260,000 2.802%,  1/25/2052
d
170,465
MPT Operating Partnership, LP/
MPT Finance Corporation
97,000 4.625%,  8/1/2029 77,048
Nasdaq, Inc.
150,000 3.250%,  4/28/2050 101,897
Nationstar Mortgage Holdings,
Inc.
69,000 6.000%,  1/15/2027
e
65,938
NatWest Group plc
100,000 4.445%,  5/8/2030
d
92,739
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
101,000 4.500%,  9/30/2028
e
78,275
New York Life Global Funding
206,000 4.550%,  1/28/2033
e
197,665
NFP Corporation
41,000 6.875%,  8/15/2028
e
36,290
Office Properties Income Trust
30,000 2.650%,  6/15/2026 22,300
Omega Healthcare Investors, Inc.
292,000 3.625%,  10/1/2029 244,176
225,000 3.375%,  2/1/2031 180,760
OneMain Finance Corporation
83,000 6.875%,  3/15/2025 82,724
148,000 3.875%,  9/15/2028 121,545
Park Intermediate Holdings, LLC
110,000 4.875%,  5/15/2029
e
96,112
PennyMac Financial Services, Inc.
55,000 4.250%,  2/15/2029
e
45,405
Pine Street Trust I
204,000 4.572%,  2/15/2029
e
187,902
PNC Financial Services Group,
Inc.
194,000 5.812%,  6/12/2026
d
194,094
272,000 4.626%,  6/6/2033
d
249,070
PRA Group, Inc.
83,000 7.375%,  9/1/2025
e
79,916
34,000 8.375%,  2/1/2028
e
31,025

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.4%) Value
Financials (3.2%) - continued
Principal Life Global Funding II
$ 300,000 1.250%,  8/16/2026
e
$ 263,701
Prologis, LP
136,000 2.875%,  11/15/2029 119,508
Prudential Financial, Inc.
258,000 5.125%,  3/1/2052
d
235,018
Radian Group, Inc.
70,000 4.875%,  3/15/2027 66,816
Realty Income Corporation
75,000 4.125%,  10/15/2026 72,463
240,000 5.625%,  10/13/2032 243,720
225,000 2.850%,  12/15/2032 183,592
Regency Centers, LP
215,000 4.125%,  3/15/2028 201,807
RHP Hotel Properties, LP/RHP
Finance Corporation
41,000 7.250%,  7/15/2028
e
41,616
RLJ Lodging Trust, LP
35,000 3.750%,  7/1/2026
e
32,244
73,000 4.000%,  9/15/2029
e
61,189
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
105,000 3.625%,  3/1/2029
e
89,510
Royal Bank of Canada
194,000 5.200%,  7/20/2026 194,080
170,000 5.000%,  5/2/2033 166,330
Santander Holdings USA, Inc.
67,000 6.499%,  3/9/2029
d
67,293
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
d
315,332
Service Properties Trust
39,000 4.650%,  3/15/2024 38,320
22,000 4.350%,  10/1/2024 21,123
79,000 7.500%,  9/15/2025 78,080
70,000 5.500%,  12/15/2027 61,426
Simon Property Group, LP
250,000 3.800%,  7/15/2050 185,994
SLM Corporation
40,000 4.200%,  10/29/2025 37,567
Societe Generale SA
132,000 4.750%,  11/24/2025
e
126,421
Spirit Realty, LP
375,000 2.100%,  3/15/2028 319,632
Standard Chartered plc
441,000 1.822%,  11/23/2025
d,e
415,113
Sumitomo Mitsui Financial Group,
Inc.
120,000 3.010%,  10/19/2026 111,384
207,000 5.710%,  1/13/2030 209,605
250,000 1.710%,  1/12/2031 193,797
Synchrony Financial
70,000 4.250%,  8/15/2024 68,385
17,000 7.250%,  2/2/2033 15,941
Synovus Bank
250,000 5.625%,  2/15/2028 233,204
Toronto-Dominion Bank
204,000 5.156%,  1/10/2028 203,159
156,000 5.523%,  7/17/2028 157,611
Truist Financial Corporation
133,000 6.047%,  6/8/2027
d
133,247
97,000 5.125%,  12/15/2027
d,j
77,576
170,000 5.122%,  1/26/2034
d,g
162,468
Principal
Amount Long-Term Fixed Income (35.4%) Value
Financials (3.2%) - continued
U.S. Bancorp
$ 136,000 5.727%,  10/21/2026
d
$ 136,427
196,000 5.775%,  6/12/2029
d
196,713
47,000 5.836%,  6/12/2034
d
47,657
UBS Group AG
140,000 2.593%,  9/11/2025
d,e
134,330
350,000 2.193%,  6/5/2026
d,e
324,601
170,000 3.091%,  5/14/2032
d,e
140,427
UDR, Inc.
175,000 2.100%,  8/1/2032 132,429
United Wholesale Mortgage, LLC
22,000 5.500%,  11/15/2025
e
21,151
55,000 5.500%,  4/15/2029
e
48,352
UnitedHealth Group, Inc.
136,000 5.875%,  2/15/2053 149,690
204,000 4.750%,  5/15/2052 192,140
275,000 4.625%,  7/15/2035 269,328
USI, Inc./NY
28,000 6.875%,  5/1/2025
e
27,887
Wells Fargo & Company
114,000 3.000%,  4/22/2026 107,286
163,000 3.000%,  10/23/2026 151,935
204,000 3.526%,  3/24/2028
d
190,702
300,000 2.393%,  6/2/2028
d
268,357
128,000 5.574%,  7/25/2029
d
128,678
112,000 5.389%,  4/24/2034
d
111,119
307,000 4.900%,  11/17/2045 269,880
Welltower OP, LLC
270,000 2.050%,  1/15/2029 225,930
Willis North America, Inc.
272,000 4.650%,  6/15/2027 263,810
XHR, LP
35,000 6.375%,  8/15/2025
e
34,411
38,000 4.875%,  6/1/2029
e
33,056
Total 35,915,903
Foreign Government (<0.1%)
NBN Company, Ltd.
225,000 2.625%,  5/5/2031
e
187,376
Total 187,376
Mortgage-Backed Securities (8.3%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,685,107 2.500%,  5/1/2051 3,117,977
1,790,276 3.500%,  5/1/2052 1,623,145
2,194,327 4.000%,  5/1/2052 2,066,652
4,981,578 3.500%,  6/1/2052 4,520,316
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,455,518 2.500%,  7/1/2030 1,348,038
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
500,000 2.000%,  8/1/2038
c
441,816
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,637,965 3.000%,  12/1/2036 1,505,681
1,327,812 3.000%,  8/1/2038 1,218,847
2,023,698 3.500%,  5/1/2040 1,888,624

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.4%) Value
Mortgage-Backed Securities (8.3%) - continued
$ 2,331,552 2.500%,  4/1/2042 $ 2,023,977
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,808,071 3.000%,  1/1/2052 4,225,193
724,089 2.000%,  2/1/2051 589,669
462,464 2.000%,  2/1/2051 376,069
2,787,311 2.500%,  2/1/2051 2,361,945
2,513,126 2.500%,  2/1/2051 2,135,914
7,854,760 2.000%,  3/1/2051 6,378,456
4,987,419 3.000%,  3/1/2052 4,374,547
5,140,819 2.000%,  4/1/2051 4,176,674
2,895,203 3.000%,  4/1/2051 2,541,376
3,039,462 3.000%,  5/1/2050 2,685,821
869,735 2.000%,  5/1/2051 705,351
2,422,654 3.000%,  5/1/2051 2,150,853
1,957,212 3.000%,  6/1/2050 1,746,430
524,400 5.000%,  6/1/2053 515,466
4,295,956 2.500%,  7/1/2051 3,635,187
1,254,100 3.500%,  7/1/2051 1,150,039
957,692 2.500%,  8/1/2050 820,455
2,600,946 3.500%,  8/1/2050 2,392,506
1,971,188 3.500%,  9/1/2052 1,793,825
2,717,266 4.000%,  10/1/2052 2,544,243
878,699 2.000%,  11/1/2051 712,760
3,505,087 2.000%,  12/1/2050 2,851,300
4,958,232 2.500%,  12/1/2051 4,206,228
2,278,811 4.500%,  12/1/2052 2,197,119
450,000 5.500%,  8/1/2042
c
446,871
4,250,000 4.000%,  8/1/2048
c
3,967,275
4,200,000 4.500%,  8/1/2048
c
4,021,008
1,125,000 5.000%,  8/1/2048 1,098,940
1,250,000 3.500%,  8/1/2049
c
1,132,495
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
4,902,891 2.500%,  3/1/2062 4,000,285
1,347,117 3.500%,  7/1/2061 1,212,047
1,387,410 4.000%,  12/1/2061 1,295,041
Total 94,196,461
Technology (0.7%)
Advanced Micro Devices, Inc.
136,000 4.393%,  6/1/2052 122,435
Analog Devices, Inc.
350,000 2.950%,  10/1/2051 243,516
Apple, Inc.
238,000 2.650%,  2/8/2051 162,836
490,000 3.750%,  9/12/2047 418,699
AthenaHealth Group, Inc.
97,000 6.500%,  2/15/2030
e
82,189
Black Knight InfoServ, LLC
111,000 3.625%,  9/1/2028
e
101,565
Broadcom, Inc.
86,000 3.469%,  4/15/2034
e
70,538
272,000 3.137%,  11/15/2035
e
208,672
200,000 3.187%,  11/15/2036
e
151,229
125,000 4.926%,  5/15/2037
e
113,579
Cloud Software Group, Inc.
77,000 6.500%,  3/31/2029
e
69,303
27,000 9.000%,  9/30/2029
e
24,182
CommScope Technologies, LLC
160,000 6.000%,  6/15/2025
e,g
145,093
Principal
Amount Long-Term Fixed Income (35.4%) Value
Technology (0.7%) - continued
CommScope, Inc.
$ 70,000 7.125%,  7/1/2028
e
$ 46,200
Dell International, LLC/EMC
Corporation
187,000 6.020%,  6/15/2026 189,580
Fiserv, Inc.
200,000 2.250%,  6/1/2027 179,879
250,000 2.650%,  6/1/2030 213,297
119,000 5.600%,  3/2/2033 121,150
Gartner, Inc.
120,000 3.625%,  6/15/2029
e
105,749
95,000 3.750%,  10/1/2030
e
82,812
Global Payments, Inc.
204,000 5.300%,  8/15/2029 200,150
Intel Corporation
132,000 4.875%,  2/10/2026 131,508
132,000 4.875%,  2/10/2028 131,561
Iron Mountain, Inc.
150,000 4.875%,  9/15/2027
e
140,694
55,000 5.000%,  7/15/2028
e
50,931
10,000 4.875%,  9/15/2029
e
9,020
80,000 5.250%,  7/15/2030
e
72,320
106,000 4.500%,  2/15/2031
e
91,384
KLA Corporation
204,000 3.300%,  3/1/2050 151,218
Mastercard, Inc.
140,000 3.950%,  2/26/2048 121,451
Microchip Technology, Inc.
180,000 0.983%,  9/1/2024 170,842
Microsoft Corporation
124,000 3.041%,  3/17/2062 88,685
250,000 3.700%,  8/8/2046 217,223
NCR Corporation
105,000 5.125%,  4/15/2029
e
93,896
104,000 6.125%,  9/1/2029
e
105,705
NXP BV/NXP Funding, LLC
110,000 5.550%,  12/1/2028 111,273
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
80,000 4.300%,  6/18/2029 75,525
180,000 3.250%,  5/11/2041 131,265
Open Text Corporation
71,000 3.875%,  12/1/2029
e
60,058
115,000 4.125%,  2/15/2030
e
98,584
Oracle Corporation
136,000 6.900%,  11/9/2052 152,368
340,000 6.150%,  11/9/2029 356,526
225,000 3.850%,  7/15/2036 188,901
408,000 4.000%,  7/15/2046 313,708
PTC, Inc.
40,000 3.625%,  2/15/2025
e
38,645
70,000 4.000%,  2/15/2028
e
64,241
Rackspace Technology Global,
Inc.
100,000 5.375%,  12/1/2028
e
27,689
Roper Technologies, Inc.
165,000 1.750%,  2/15/2031 130,720
Seagate HDD Cayman
41,000 8.500%,  7/15/2031
e
42,805
106,425 9.625%,  12/1/2032
e
117,827
Sensata Technologies, Inc.
80,000 3.750%,  2/15/2031
e
67,566

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.4%) Value
Technology (0.7%) - continued
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
$ 30,000 4.625%,  11/1/2026
e
$ 28,346
SS&C Technologies, Inc.
231,000 5.500%,  9/30/2027
e
223,165
Texas Instruments, Inc.
136,000 5.050%,  5/18/2063 134,650
Viavi Solutions, Inc.
78,000 3.750%,  10/1/2029
e
66,935
Visa, Inc.
272,000 2.000%,  8/15/2050 164,779
280,000 2.700%,  4/15/2040 213,071
VMware, Inc.
108,000 4.650%,  5/15/2027 105,263
200,000 2.200%,  8/15/2031 156,769
Total 7,699,770
Transportation (0.3%)
Allegiant Travel Company
63,000 7.250%,  8/15/2027
e
62,152
American Airlines Group, Inc.
24,000 3.750%,  3/1/2025
e
22,826
American Airlines, Inc.
171,000 11.750%,  7/15/2025
e
188,467
50,000 7.250%,  2/15/2028
e
49,640
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
187,916 5.500%,  4/20/2026
e
185,100
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
95,000 5.375%,  3/1/2029
e
88,390
Burlington Northern Santa Fe, LLC
168,000 2.875%,  6/15/2052 113,585
130,000 5.750%,  5/1/2040 137,504
136,000 4.450%,  3/15/2043 122,459
Canadian Pacific Railway
Company
136,000 4.700%,  5/1/2048 122,426
CSX Corporation
165,000 3.800%,  4/15/2050 131,237
Delta Air Lines, Inc.
41,000 7.000%,  5/1/2025
e
41,949
17,000 7.375%,  1/15/2026 17,648
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
285,000 4.750%,  10/20/2028
e
275,838
ERAC USA Finance, LLC
136,000 5.400%,  5/1/2053
e
136,253
Hawaiian Brand Intellectual
Property, Ltd.
95,000 5.750%,  1/20/2026
e
89,673
Hertz Corporation
72,000 4.625%,  12/1/2026
e
65,048
86,000 5.000%,  12/1/2029
e
71,044
Mileage Plus Holdings, LLC
272,000 6.500%,  6/20/2027
e
271,985
Norfolk Southern Corporation
476,000 4.450%,  3/1/2033 455,269
Penske Truck Leasing Company,
LP/PTL Finance Corporation
202,000 5.750%,  5/24/2026
e
200,993
Rand Parent, LLC
72,000 8.500%,  2/15/2030
e
67,703
Principal
Amount Long-Term Fixed Income (35.4%) Value
Transportation (0.3%) - continued
Southwest Airlines Company
$ 189,000 2.625%,  2/10/2030 $ 161,693
Union Pacific Corporation
272,000 2.973%,  9/16/2062 176,766
United Airlines, Inc.
77,000 4.375%,  4/15/2026
e
72,906
64,000 4.625%,  4/15/2029
e
57,899
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
90,000 6.375%,  2/1/2030
e
76,182
XPO Escrow Sub, LLC
84,000 7.500%,  11/15/2027
e
86,834
Total 3,549,469
U.S. Government & Agencies (12.6%)
U.S. Treasury Bonds
279,000 3.625%,  5/15/2053 260,647
5,300,000 1.625%,  11/15/2050 3,192,629
2,285,000 2.250%,  11/15/2027 2,104,699
4,700,000 3.875%,  12/31/2027 4,628,398
5,450,000 2.875%,  5/15/2028 5,135,986
2,190,000 5.250%,  11/15/2028 2,295,479
4,000,000 1.625%,  8/15/2029 3,478,125
6,250,000 1.500%,  2/15/2030 5,330,811
2,750,000 0.875%,  11/15/2030 2,215,361
5,095,000 1.375%,  11/15/2031 4,168,745
6,725,000 4.125%,  11/15/2032 6,802,758
550,000 4.375%,  5/15/2040 570,861
7,335,000 1.375%,  11/15/2040 4,800,127
2,000,000 3.000%,  5/15/2042 1,685,078
413,000 3.875%,  2/15/2043 394,544
4,999,000 2.500%,  5/15/2046 3,746,712
7,300,000 2.875%,  5/15/2049 5,867,660
U.S. Treasury Notes
8,830,000 2.500%,  1/31/2024 8,704,104
19,985,000 3.000%,  6/30/2024 19,554,854
1,350,000 2.125%,  7/31/2024 1,307,707
8,000,000 1.250%,  8/31/2024 7,655,000
2,540,000 2.250%,  11/15/2024 2,444,750
1,090,000 2.125%,  11/30/2024 1,046,358
950,000 1.375%,  1/31/2025 898,418
9,700,000 3.875%,  3/31/2025 9,513,578
5,000,000 0.250%,  8/31/2025 4,549,219
7,440,000 2.625%,  1/31/2026 7,085,728
3,610,000 0.500%,  2/28/2026 3,250,410
9,300,000 2.500%,  2/28/2026 8,821,922
4,200,000 0.500%,  4/30/2027 3,646,453
1,700,000 0.750%,  1/31/2028 1,458,746
3,400,000 3.500%,  1/31/2028 3,297,867
3,200,000 3.625%,  3/31/2028 3,121,000
Total 143,034,734
Utilities (0.6%)
AES Corporation
271,000 3.950%,  7/15/2030
e
245,541
Ameren Illinois Company
150,000 4.500%,  3/15/2049 134,482
American Electric Power
Company, Inc.
119,000 5.625%,  3/1/2033 121,152
Appalachian Power Company
85,000 3.300%,  6/1/2027 79,027

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.4%) Value
Utilities (0.6%) - continued
Berkshire Hathaway Energy
Company
$ 228,000 4.500%,  2/1/2045 $ 195,956
Calpine Corporation
78,000 4.500%,  2/15/2028
e
71,596
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 200,208
CenterPoint Energy, Inc.
42,000 4.250%,  11/1/2028 39,276
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 162,011
Consolidated Edison Company of
New York, Inc.
69,000 4.500%,  12/1/2045 59,513
325,000 4.125%,  5/15/2049 262,558
Consumers Energy Company
175,000 4.350%,  4/15/2049 152,353
DTE Electric Company
115,000 3.700%,  3/15/2045 90,533
145,000 3.700%,  6/1/2046 111,630
Duke Energy Carolinas, LLC
215,000 3.700%,  12/1/2047 166,476
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 113,599
Duke Energy Indiana, LLC
185,000 3.750%,  5/15/2046 141,048
Edison International
193,000 5.750%,  6/15/2027 194,257
Eversource Energy
169,000 4.750%,  5/15/2026 166,536
Exelon Corporation
200,000 4.700%,  4/15/2050 176,376
263,000 4.450%,  4/15/2046 225,062
FirstEnergy Corporation
170,000 5.100%,  7/15/2047 154,156
Georgia Power Company
116,000 4.950%,  5/17/2033 114,294
ITC Holdings Corporation
80,000 5.300%,  7/1/2043 74,695
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
e
123,725
National Rural Utilities Cooperative
Finance Corporation
84,000 3.700%,  3/15/2029 78,126
NextEra Energy Capital Holdings,
Inc.
147,000 6.051%,  3/1/2025 148,066
NextEra Energy Operating
Partners, LP
150,000 3.875%,  10/15/2026
e
139,465
NiSource Finance Corporation
255,000 5.650%,  2/1/2045 252,844
NRG Energy, Inc.
29,000 3.375%,  2/15/2029
e
23,942
204,000 4.450%,  6/15/2029
e
181,422
40,000 5.250%,  6/15/2029
e
36,099
Pacific Gas and Electric Company
175,000 3.300%,  12/1/2027 155,750
126,000 4.550%,  7/1/2030 114,448
PacifiCorp
135,000 5.500%,  5/15/2054 122,837
Principal
Amount Long-Term Fixed Income (35.4%) Value
Utilities (0.6%) - continued
PG&E Corporation
$ 94,000 5.000%,  7/1/2028 $ 86,963
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 108,864
Public Service Company of
Colorado
204,000 4.500%,  6/1/2052 175,645
San Diego Gas & Electric
Company
270,000 4.150%,  5/15/2048 224,300
Southern California Edison
Company
175,000 4.000%,  4/1/2047 140,316
Southern Company
272,000 5.113%,  8/1/2027 269,442
Southern Company Gas Capital
Corporation
145,000 4.400%,  5/30/2047 119,706
Southwestern Electric Power
Company
136,000 3.900%,  4/1/2045 103,122
Talen Energy Supply, LLC
66,000 8.625%,  6/1/2030
e
68,500
TerraForm Power Operating, LLC
155,000 5.000%,  1/31/2028
e
143,844
Virginia Electric and Power
Company
125,000 4.600%,  12/1/2048 110,869
Vistra Operations Company, LLC
190,000 5.125%,  5/13/2025
e
185,471
159,000 5.000%,  7/31/2027
e
149,791
Xcel Energy, Inc.
153,000 4.600%,  6/1/2032 144,739
Total 6,860,631
Total Long-Term Fixed Income
(cost $437,729,573) 401,079,429
Shares Common Stock ( 11.2% ) Value
Communications Services (0.6%)
7,150 Alphabet, Inc., Class A
l
948,948
8,282 Alphabet, Inc., Class C
l
1,102,417
1,810 AMC Networks, Inc.
l
22,842
721 Bumble, Inc.
l
13,353
9 Cable One, Inc. 6,515
6,919 Cargurus, Inc.
l
156,785
14,064 Comcast Corporation 636,537
6,109 DISH Network Corporation
l
48,444
1,204 EchoStar Corporation
l
23,394
91 Electronic Arts, Inc. 12,408
1,990 Emerald Holding, Inc.
l
9,850
699 Entravision Communications
Corporation 3,341
2,200 Frontier Communications Parent,
Inc.
l
40,062
4,402 iHeartMedia, Inc.
l
20,821
1,166 Imax Corporation
l
21,466
810 Interpublic Group of Companies,
Inc. 27,726
132 Liberty Broadband Corporation,
Class C
l
11,765
2,840 Liberty Global plc, Class A
l
52,739
8,101 Liberty Global plc, Class C
l
160,076

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.2%) Value
Communications Services (0.6%) - continued
2,107 Liberty Latin America, Ltd., Class
A
l
$ 17,699
168 Liberty Latin America, Ltd., Class
C
l
1,398
616 Live Nation Entertainment, Inc.
l
54,054
23,647 Lumen Technologies, Inc. 42,328
460 Match Group, Inc.
l
21,395
2,389 Meta Platforms, Inc.
l
761,135
182 Netflix, Inc.
l
79,893
661 New York Times Company 26,942
151 Omnicom Group, Inc. 12,778
26,307 QuinStreet, Inc.
l
233,606
782 Shutterstock, Inc. 40,234
333 TechTarget, Inc.
l
10,816
1,392 Telephone and Data Systems, Inc. 11,164
2,009 Trade Desk, Inc.
l
183,341
334 Tripadvisor, Inc.
l
6,229
5,455 Walt Disney Company
l
484,895
1,694 Warner Brothers Discovery, Inc.
l
22,141
301 Windstream Services, LLC
l
2,860
48 Yelp, Inc.
l
2,162
7,788 Ziff Davis, Inc.
l
564,786
489 ZipRecruiter, Inc.
l
9,056
12,408 ZoomInfo Technologies, Inc.
l
317,273
Total 6,225,674
Consumer Discretionary (1.2%)
1,405 2U, Inc.
l
6,716
10,501 Amazon.com, Inc.
l
1,403,774
269 American Axle & Manufacturing
Holdings, Inc.
l
2,542
4,311 Aptiv plc
l
472,011
1,544 Autoliv, Inc. 155,836
16 AutoNation, Inc.
l
2,576
408 Beazer Homes USA, Inc.
l
13,721
322 Best Buy Company, Inc. 26,742
871 Bloomin' Brands, Inc. 23,404
138 Booking Holdings, Inc.
l
409,970
2,877 Boot Barn Holdings, Inc.
l
270,150
237 Boyd Gaming Corporation 16,192
361 Brunswick Corporation 31,158
875 Buckle, Inc. 31,990
3,159 Cedar Fair, LP 123,043
902 Cheesecake Factory, Inc. 33,176
179 Chegg, Inc.
l
1,813
293 Chipotle Mexican Grill, Inc.
l
574,948
21,909 Clarus Corporation 194,990
1,236 Container Store Group, Inc.
l
4,524
13,725 Cooper-Standard Holdings, Inc.
l
252,814
501 Crocs, Inc.
l
54,283
474 Culp, Inc.
l
2,702
3,514 Dana, Inc. 66,696
2,621 Darden Restaurants, Inc. 442,739
542 Deckers Outdoor Corporation
l
294,680
1,616 Designer Brands, Inc.
g
16,079
262 Domino's Pizza, Inc. 103,946
117 Dorman Products, Inc.
l
9,909
888 eBay, Inc. 39,525
25,724 Everi Holdings, Inc.
l
381,744
3,126 Five Below, Inc.
l
651,271
14,661 Ford Motor Company 193,672
2,168 Fox Factory Holding Corporation
l
242,599
3,224 Gap, Inc. 33,207
7,228 General Motors Company 277,338
1,949 Gentex Corporation 65,447
Shares Common Stock (11.2%) Value
Consumer Discretionary (1.2%) - continued
5,442 Goodyear Tire & Rubber Company
l
$ 87,507
701 Grand Canyon Education, Inc.
l
76,094
653 Green Brick Partners, Inc.
l
36,908
2,540 Harley-Davidson, Inc. 98,069
568 Hilton Grand Vacations, Inc.
l
26,412
2,858 Hilton Worldwide Holdings, Inc. 444,390
2,373 Home Depot, Inc. 792,202
906 Hyatt Hotels Corporation 114,473
238 KB Home 12,845
3,672 Laureate Education, Inc. 47,075
516 La-Z-Boy, Inc. 16,187
954 Lear Corporation 147,641
266 Lennar Corporation 33,737
162 Lululemon Athletica, Inc.
l
61,322
338 M/I Homes, Inc.
l
33,800
1,133 Macy's, Inc. 18,796
36 Malibu Boats, Inc.
l
2,158
443 MarineMax, Inc.
l
17,866
249 Marriott International, Inc./MD 50,251
32 Marriott Vacations Worldwide
Corporation 4,112
1,670 McDonald's Corporation 489,644
1,290 Meritage Homes Corporation 192,145
1,140 MGM Resorts International 57,878
107 Modine Manufacturing Company
l
4,019
1,488 Mohawk Industries, Inc.
l
158,234
2,799 Nordstrom, Inc.
g
64,685
75 NVR, Inc.
l
472,983
459 ODP Corporation
l
22,895
57 O'Reilly Automotive, Inc.
l
52,770
4,062 Papa John's International, Inc. 335,927
615 PENN Entertainment, Inc.
l
16,168
3,946 Planet Fitness, Inc.
l
266,513
910 Playa Hotels and Resorts NV
l
7,426
821 Polaris, Inc. 111,525
33 Pool Corporation 12,696
346 PulteGroup, Inc. 29,199
786 Ross Stores, Inc. 90,107
219 Royal Caribbean Cruises, Ltd.
l
23,895
1,247 SeaWorld Entertainment, Inc.
l
69,046
304 Six Flags Entertainment
Corporation
l
7,266
3,539 Skyline Champion Corporation
l
246,527
7,175 Sonos, Inc.
l
122,980
14,709 Stoneridge, Inc.
l
300,652
125 Taylor Morrison Home Corporation
l
6,053
2,894 Tesla, Inc.
l
773,942
441 Texas Roadhouse, Inc. 49,194
28,155 ThredUp, Inc.
l
99,106
88 TopBuild Corporation
l
24,106
2,314 Travel + Leisure Company 94,249
134 Ulta Beauty, Inc.
l
59,603
1,146 Upbound Group, Inc. 39,686
26 Vail Resorts, Inc. 6,123
119 Visteon Corporation
l
18,337
2,292 Wendy's Company 49,255
820 Wingstop, Inc. 138,236
2,822 Wyndham Hotels & Resorts, Inc. 219,890
Total 13,782,732
Consumer Staples (0.5%)
7,183 Altria Group, Inc. 326,252
1,190 BJ's Wholesale Club Holdings,
Inc.
l
78,909
169 Boston Beer Company, Inc.
l
62,773

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.2%) Value
Consumer Staples (0.5%) - continued
255 Cal-Maine Foods, Inc. $ 11,778
1,482 Casey's General Stores, Inc. 374,442
4,064 Celsius Holdings, Inc.
l
588,061
11,330 Coca-Cola Company 701,667
4,927 Colgate-Palmolive Company 375,733
228 Darling Ingredients, Inc.
l
15,789
2,732 e.l.f. Beauty, Inc.
l
318,879
2,185 Flowers Foods, Inc. 53,991
198 Hain Celestial Group, Inc.
l
2,509
39 Hershey Company 9,021
4,461 Hormel Foods Corporation 182,366
175 Ingredion, Inc. 19,471
977 J & J Snack Foods Corporation 156,633
1,436 John B. Sanfilippo & Son, Inc. 156,395
2,823 Kimberly-Clark Corporation 364,449
1,994 Kroger Company 96,988
1,954 Lamb Weston Holdings, Inc. 202,493
1,996 Lancaster Colony Corporation 384,490
5,365 Mondelez International, Inc. 397,707
140 PepsiCo, Inc. 26,244
479 Philip Morris International, Inc. 47,766
3,513 Pilgrim's Pride Corporation
l
87,017
852 Post Holdings, Inc.
l
72,676
10,098 Primo Water Corporation 143,089
2,441 Procter & Gamble Company 381,528
16 Seneca Foods Corporation
l
617
10,482 Turning Point Brands, Inc. 249,996
2,811 Tyson Foods, Inc. 156,629
736 US Foods Holding Corporation
l
31,449
342 Walmart, Inc. 54,672
Total 6,132,479
Energy (0.4%)
2,280 Antero Midstream Corporation 27,223
1,578 APA Corporation 63,893
633 Cactus, Inc. 32,144
421 California Resources Corporation 22,460
911 Cheniere Energy, Inc. 147,454
810 Chesapeake Energy Corporation 68,315
714 Chevron Corporation 116,853
217 Chord Energy Corporation 34,034
41 Civitas Resources, Inc. 3,069
1,734 Clean Energy Fuels Corporation
l
8,549
200 Comstock Resources, Inc. 2,550
369 CVR Energy, Inc. 13,557
1,495 Devon Energy Corporation 80,730
261 Evolution Petroleum Corporation 2,438
4,054 Exxon Mobil Corporation 434,751
15 Gulfport Energy Corporation
l
1,537
10,324 Halliburton Company 403,462
332 Helmerich & Payne, Inc. 14,864
744 HF Sinclair Corporation 38,755
3,684 International Seaways, Inc. 158,007
5,821 Liberty Energy, Inc. 95,872
860 Magnolia Oil & Gas Corporation 19,049
1,005 Marathon Oil Corporation 26,401
3,090 Marathon Petroleum Corporation 411,032
5,442 Matador Resources Company 302,738
14,887 NOV, Inc. 298,931
164 ONEOK, Inc. 10,995
1,097 Ovintiv, Inc. 50,561
2,049 Par Pacific Holdings, Inc.
l
64,503
554 Patterson-UTI Energy, Inc. 8,775
1,392 PBF Energy, Inc. 66,037
1,335 Phillips 66 148,919
Shares Common Stock (11.2%) Value
Energy (0.4%) - continued
214 Pioneer Natural Resources
Company $ 48,293
7,452 ProPetro Holding Corporation
l
77,799
163 Range Resources Corporation 5,123
4,579 RPC, Inc. 38,097
1,450 SM Energy Company 52,621
361 Solaris Oilfield Infrastructure, Inc. 3,946
806 Southwestern Energy Company
l
5,223
4,993 Talos Energy, Inc.
l
79,888
43,659 TechnipFMC plc
l
800,706
1,991 U.S. Silica Holdings, Inc.
l
25,903
2,144 Valero Energy Corporation 276,383
3,847 Viper Energy Partners, LP 104,331
1,001 Williams Companies, Inc. 34,484
Total 4,731,255
Financials (1.5%)
4,943 AGNC Investment Corporation 50,369
775 Allstate Corporation 87,327
9,542 Ally Financial, Inc. 291,413
1,177 Amalgamated Financial
Corporation 23,493
322 Amerant Bancorp, Inc. 6,382
284 American Express Company 47,962
352 American Financial Group, Inc. 42,807
322 Ameriprise Financial, Inc. 112,201
173 Ameris Bancorp 7,551
1,304 Annaly Capital Management, Inc. 26,197
14 Apollo Global Management, Inc. 1,144
1,764 Arch Capital Group, Ltd.
l
137,045
1,826 Arthur J. Gallagher & Company 392,225
619 Artisan Partners Asset
Management, Inc. 25,682
1,821 Associated Banc-Corp 34,508
172 Assurant, Inc. 23,136
671 Assured Guaranty, Ltd. 40,112
49 Atlantic Union Bankshares
Corporation 1,567
67 Axos Financial, Inc.
l
3,149
1,061 Banc of California, Inc. 15,077
6,005 Bank of America Corporation 192,160
514 Bank of Hawaii Corporation 29,365
994 Bank of Marin Bancorp 20,854
3,307 Bank of N.T. Butterfield & Son, Ltd. 106,254
2,239 Bank of New York Mellon
Corporation 101,561
423 Bank OZK 18,498
461 BankFinancial Corporation 4,135
1,031 BankUnited, Inc. 30,765
752 Banner Corporation 35,803
148 BayCom Corporation 2,984
864 BCB Bancorp, Inc. 11,102
2,195 Berkshire Hathaway, Inc.
l
772,552
363 Berkshire Hills Bancorp, Inc. 8,280
301 BlackRock, Inc. 222,394
55 BOK Financial Corporation 4,899
7,736 Bridgewater Bancshares, Inc.
l
82,853
867 Brighthouse Financial, Inc.
l
45,197
565 Brookline Bancorp, Inc. 6,034
582 Business First Bancshares, Inc. 11,902
3,617 Byline Bancorp, Inc. 79,393
566 Cadence Bank 14,178
147 Capital One Financial Corporation 17,202
6,533 Carlyle Group, Inc. 232,901
84 Cathay General Bancorp 3,195

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.2%) Value
Financials (1.5%) - continued
1,084 Cboe Global Markets, Inc. $ 151,413
3,902 Central Pacific Financial
Corporation 71,172
79 Central Valley Community Bancorp 1,351
2,909 Citigroup, Inc. 138,643
2,542 Citizens Financial Group, Inc. 82,005
735 CNB Financial Corporation 14,303
5,370 Columbia Banking System, Inc. 120,019
1,527 Comerica, Inc. 82,397
551 Commerce Bancshares, Inc. 29,302
138 Community Bank System, Inc. 7,429
1,498 Community Trust Bancorp, Inc. 57,493
1,003 ConnectOne Bancorp, Inc. 20,531
286 CrossFirst Bankshares, Inc.
l
3,338
291 Cullen/Frost Bankers, Inc. 31,597
601 Customers Bancorp, Inc.
l
25,230
1,692 CVB Financial Corporation 31,928
2,074 Dime Community Bancshares, Inc. 46,458
144 Discover Financial Services 15,199
800 Eagle Bancorp, Inc. 22,160
992 East West Bancorp, Inc. 61,712
2,075 Eastern Bankshares, Inc. 29,299
1,697 Ellington Residential Mortgage
REIT 12,354
358 Employers Holdings, Inc. 13,830
670 Enova International, Inc.
l
36,910
327 Enterprise Financial Services
Corporation 13,407
353 Equity Bancshares, Inc. 9,587
49 Erie Indemnity Company 10,876
351 Euronet Worldwide, Inc.
l
30,842
1,387 F.N.B. Corporation 17,740
120 FactSet Research Systems, Inc. 52,205
6,799 Federated Hermes, Inc. 230,010
747 Fidelity National Information
Services, Inc. 45,104
560 Fifth Third Bancorp 16,296
1,079 Financial Institutions, Inc. 20,695
513 First Bancorp/Puerto Rico 7,618
15 First Citizens BancShares, Inc./NC 21,470
239 First Commonwealth Financial
Corporation 3,451
64 First Financial Bancorp 1,478
444 First Financial Bankshares, Inc. 14,470
463 First Financial Corporation 17,691
3,569 First Foundation, Inc. 26,089
199 First Hawaiian, Inc. 4,117
125 First Horizon Corporation 1,704
444 First Internet Bancorp 10,008
190 First Interstate BancSystem, Inc. 5,459
339 First Merchants Corporation 10,889
215 First Mid-Illinois Bancshares, Inc. 6,581
1,068 First of Long Island Corporation 14,888
1,483 Fiserv, Inc.
l
187,169
66 Five Star Bancorp 1,629
219 FleetCor Technologies, Inc.
l
54,511
1,315 Flushing Financial Corporation 20,751
244 Flywire Corporation
l
8,330
2,835 Fulton Financial Corporation 40,541
2,401 Genworth Financial, Inc.
l
14,070
2,644 Glacier Bancorp, Inc. 86,459
252 Global Life, Inc. 28,267
715 Global Payments, Inc. 78,829
1,002 Great Southern Bancorp, Inc. 55,441
626 Green Dot Corporation
l
12,238
Shares Common Stock (11.2%) Value
Financials (1.5%) - continued
2,239 Hamilton Lane, Inc. $ 197,995
353 Hancock Whitney Corporation 15,536
4,090 Hanmi Financial Corporation 77,710
505 Hanover Insurance Group, Inc. 57,307
808 Hartford Financial Services Group,
Inc. 58,079
5,952 Heartland Financial USA, Inc. 204,392
2,932 Heritage Commerce Corporation 28,147
2,183 Heritage Financial Corporation 40,953
753 Home BancShares, Inc. 18,305
1,807 HomeStreet, Inc. 16,624
1,314 Hometrust Bancshares, Inc. 31,943
7,077 Hope Bancorp, Inc. 76,856
1,558 Horizon Bancorp, Inc. 19,304
4,290 Houlihan Lokey, Inc. 428,357
1,038 Huntington Bancshares, Inc. 12,705
466 Independent Bank Corporation 28,077
1,320 Independent Bank Corporation/MI 27,271
365 Intercontinental Exchange, Inc. 41,902
101 International Bancshares
Corporation 5,014
2,144 Invesco Mortgage Capital, Inc. 25,749
2,836 Invesco, Ltd. 47,645
3,138 J.P. Morgan Chase & Company 495,678
141 Jack Henry & Associates, Inc. 23,627
5,486 Janus Henderson Group plc 161,014
3,258 KeyCorp 40,106
3,031 Kinsale Capital Group, Inc. 1,129,442
3,496 Loews Corporation 219,024
144 M&T Bank Corporation 20,140
365 Marsh & McLennan Companies,
Inc. 68,773
2,003 Mastercard, Inc. 789,743
211 Mercantile Bank Corporation 7,410
987 Metropolitan Bank Holding
Corporation
l
44,701
3,198 MFA Financial, Inc. 36,009
11,284 MGIC Investment Corporation 188,894
101 Mid Penn Bancorp, Inc. 2,374
1,206 Midland States Bancorp, Inc. 28,257
2,319 MidWestOne Financial Group, Inc. 56,885
2,281 Mr. Cooper Group, Inc.
l
132,230
921 MSCI, Inc. 504,782
139 MVB Financial Corporation 3,557
6,483 Nasdaq, Inc. 327,327
1,873 Navient Corporation 35,662
3,630 New York Community Bancorp,
Inc. 50,348
5,384 NMI Holdings, Inc.
l
143,807
55 Northrim BanCorp, Inc. 2,629
5,763 NU Holdings, Ltd./Cayman Islands
l
45,873
1,230 OceanFirst Financial Corporation 22,915
611 OFG Bancorp 20,462
1,126 Old National Bancorp 19,176
964 Old Republic International
Corporation 26,577
392 Old Second Bancorp, Inc. 6,268
2,647 OneMain Holdings, Inc. 120,386
146 Pacific Premier Bancorp, Inc. 3,729
2,413 PacWest Bancorp 22,441
8,350 PayPal Holdings, Inc.
l
633,097
288 PCB Bancorp 4,700
230 PennyMac Financial Services, Inc. 17,303
326 Pinnacle Financial Partners, Inc. 24,743
115 PNC Financial Services Group,
Inc. 15,742

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.2%) Value
Financials (1.5%) - continued
1,586 Popular, Inc. $ 115,064
983 Premier Financial Corporation 21,292
87 PROG Holdings, Inc.
l
3,530
379 Prosperity Bancshares, Inc. 23,998
451 Prudential Financial, Inc. 43,517
4,817 Radian Group, Inc. 129,722
331 Raymond James Financial, Inc. 36,433
734 Regions Financial Corporation 14,952
10 Reinsurance Group of America,
Inc. 1,404
14,073 Rithm Capital Corporation 141,856
3,543 RLI Corporation 472,672
191 S&T Bancorp, Inc. 6,032
917 Sandy Spring Bancorp, Inc. 22,439
2,407 Seacoast Banking Corporation of
Florida 59,477
1,641 SEI Investments Company 103,367
609 Shore Bancshares, Inc. 7,247
178 Simmons First National
Corporation 3,594
134 SmartFinancial, Inc. 3,366
129 South Plains Financial, Inc. 3,464
76 Southern First Bancshares, Inc.
l
2,294
346 SouthState Corporation 26,874
775 Synchrony Financial 26,769
1,511 Synovus Financial Corporation 51,223
349 T. Rowe Price Group, Inc. 43,018
454 Territorial Bancorp, Inc. 5,373
2,136 TPG, Inc. 62,862
3,070 Tradeweb Markets, Inc. 251,095
6,698 Triumph Financial, Inc.
l
474,955
282 Truist Financial Corporation 9,368
935 TrustCo Bank Corporation NY 28,415
722 Trustmark Corporation 18,960
2,364 Two Harbors Investment
Corporation 31,701
357 U.S. Bancorp 14,166
240 UMB Financial Corporation 17,040
508 United Bankshares, Inc. 16,988
296 United Community Banks, Inc. 8,605
946 Univest Financial Corporation 18,447
4,553 Unum Group 221,321
1,517 Valley National Bancorp 15,564
1,297 Veritex Holdings, Inc. 27,898
3,558 Virtu Financial, Inc. 66,036
366 Visa, Inc. 87,009
1,779 Voya Financial, Inc. 132,109
435 W.R. Berkley Corporation 26,835
176 Walker & Dunlop, Inc. 16,012
975 Washington Federal, Inc. 30,264
21 Webster Financial Corporation 994
3,063 Wells Fargo & Company 141,388
300 Westamerica Bancorporation 14,757
12,032 Western Alliance Bancorp 625,062
17,708 Western Union Company 215,683
169 WEX, Inc.
l
32,000
27 Willis Towers Watson plc 5,706
249 Wintrust Financial Corporation 21,006
93 WSFS Financial Corporation 4,069
5,143 Zions Bancorp NA 196,720
Total 16,868,505
Health Care (1.6%)
556 10X Genomics, Inc.
l
35,017
4,754 Abbott Laboratories 529,263
Shares Common Stock (11.2%) Value
Health Care (1.6%) - continued
882 ACADIA Pharmaceuticals, Inc.
l
$ 25,790
662 Adaptive Biotechnologies
Corporation
l
5,587
2,825 Agilent Technologies, Inc. 344,000
15,803 Agiliti, Inc.
l
271,338
699 Agios Pharmaceuticals, Inc.
l
18,538
1,538 Aldeyra Therapeutics, Inc.
l
12,481
364 Align Technology, Inc.
l
137,552
6,314 Alkermes plc
l
184,874
30 Alnylam Pharmaceuticals, Inc.
l
5,862
111 AmerisourceBergen Corporation 20,746
189 Amgen, Inc. 44,254
1,065 Amicus Therapeutics, Inc.
l
14,505
146 AMN Healthcare Services, Inc.
l
15,644
815 Amphastar Pharmaceuticals, Inc.
l
49,462
464 Anika Therapeutics, Inc.
l
10,825
1,163 Apellis Pharmaceuticals, Inc.
l
29,947
1,012 Argenx SE ADR
l
510,534
1,063 Arrowhead Research Corporation
l
36,695
1,680 Ascendis Pharma AS ADR
l
151,452
497 Avanos Medical, Inc.
l
12,162
9,435 Avantor, Inc.
l
194,078
2,462 Azenta, Inc.
l
115,665
8,964 Baxter International, Inc. 405,442
252 Biogen, Inc.
l
68,088
4,667 BioLife Solutions, Inc.
l
92,780
41 BioMarin Pharmaceutical, Inc.
l
3,605
217 Bio-Rad Laboratories, Inc.
l
87,963
5,477 Bio-Techne Corporation 456,782
134 Blueprint Medicines Corporation
l
8,844
279 Bristol-Myers Squibb Company 17,351
330 Cardinal Health, Inc. 30,185
1,232 Centene Corporation
l
83,887
509 Charles River Laboratories
International, Inc.
l
106,656
826 Codexis, Inc.
l
2,974
1,231 Community Health Systems, Inc.
l
5,404
852 Cooper Companies, Inc. 333,354
180 CRISPR Therapeutics AG
l
10,319
883 Danaher Corporation 225,218
1,679 Deciphera Pharmaceuticals, Inc.
l
22,700
1,043 Dentsply Sirona, Inc. 43,305
3,381 Dexcom, Inc.
l
421,137
2,820 Dynavax Technologies
Corporation
l
39,452
4,430 Edwards Lifesciences Corporation
l
363,570
15,625 Elanco Animal Health, Inc.
l
188,594
147 Eli Lilly & Company 66,819
267 Enanta Pharmaceuticals, Inc.
l
5,065
8,150 Enovis Corporation
l
520,785
382 Exact Sciences Corporation
l
37,260
699 Globus Medical, Inc.
l
42,129
10,007 Halozyme Therapeutics, Inc.
l
429,901
1,946 Hologic, Inc.
l
154,551
24 IDEXX Laboratories, Inc.
l
13,314
3,150 Immunocore Holdings plc ADR
l
207,837
4,030 InMode, Ltd.
l
172,927
1,827 Inspire Medical Systems, Inc.
l
525,829
1,448 Insulet Corporation
l
400,734
191 Intuitive Surgical, Inc.
l
61,960
367 Jazz Pharmaceuticals, Inc.
l
47,864
4,823 Johnson & Johnson 807,997
267 Kiniksa Pharmaceuticals, Ltd.
l
5,030
885 Kura Oncology, Inc.
l
9,239

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.2%) Value
Health Care (1.6%) - continued
236 Laboratory Corporation of America
Holdings $ 50,487
4,199 Lantheus Holdings, Inc.
l
363,172
20 Ligand Pharmaceuticals, Inc.
l
1,339
573 LivaNova plc
l
33,492
41,345 Maravai LifeSciences Holdings,
Inc.
l
467,612
92 Masimo Corporation
l
11,252
651 Medpace Holdings, Inc.
l
164,814
7,709 Medtronic plc 676,542
5,481 Merck & Company, Inc. 584,549
197 Moderna, Inc.
l
23,179
140 Molina Healthcare, Inc.
l
42,629
647 Myriad Genetics, Inc.
l
14,460
2,980 Natera, Inc.
l
134,756
637 National HealthCare Corporation 37,596
147 Novo Nordisk AS ADR 23,682
622 OraSure Technologies, Inc.
l
2,936
769 Pacira Pharmaceuticals, Inc.
l
27,953
828 Pediatrix Medical Group, Inc.
l
11,368
1,883 Pfizer, Inc. 67,901
5,567 Phreesia, Inc.
l
176,585
8,778 POINT Biopharma Global, Inc.
g,l
78,475
17,522 Progyny, Inc.
l
731,719
878 Qiagen NV
l
41,108
611 QuidelOrtho Corporation
l
53,377
16,791 R1 RCM, Inc.
l
290,148
2,509 Repligen Corporation
l
430,444
8,752 Revance Therapeutics, Inc.
l
206,810
385 Royalty Pharma PLC 12,081
889 Sarepta Therapeutics, Inc.
l
96,359
9,732 scPharmaceuticals, Inc.
l
82,041
584 Sensus Healthcare, Inc.
l
1,752
1,078 ShockWave Medical, Inc.
l
280,927
2,954 Stevanato Group SPA 92,253
214 Teleflex, Inc. 53,750
1,189 Thermo Fisher Scientific, Inc. 652,357
593 Ultragenyx Pharmaceutical, Inc.
l
25,570
677 uniQure NV
l
7,021
962 UnitedHealth Group, Inc. 487,128
490 Vanda Pharmaceuticals, Inc.
l
2,832
1,591 Veeva Systems, Inc.
l
324,914
1,813 Veracyte, Inc.
l
49,767
3,470 Vericel Corporation
l
124,642
415 Vertex Pharmaceuticals, Inc.
l
146,221
5,161 Viatris, Inc. 54,345
9,665 Viemed Healthcare, Inc.
l
81,669
3,601 Vor BioPharma, Inc.
l
10,875
1,126 Waters Corporation
l
311,012
226 West Pharmaceutical Services,
Inc. 83,177
471 Zentalis Pharmaceuticals, Inc.
l
12,580
341 Zimmer Biomet Holdings, Inc. 47,109
4,515 Zoetis, Inc. 849,226
Total 17,941,115
Industrials (1.7%)
1,391 3M Company 155,096
19 A.O. Smith Corporation 1,380
1,103 Acuity Brands, Inc. 182,260
3,622 Advanced Drainage Systems, Inc. 441,848
1,005 AGCO Corporation 133,765
7,249 Air Lease Corporation 306,923
3,144 Alaska Air Group, Inc.
l
152,893
7,242 American Airlines Group, Inc.
l
121,303
Shares Common Stock (11.2%) Value
Industrials (1.7%) - continued
159 American Woodmark Corporation
l
$ 12,186
3,331 AMETEK, Inc. 528,297
128 Apogee Enterprises, Inc. 6,340
949 Armstrong World Industries, Inc. 73,415
7,780 ASGN, Inc.
l
593,770
151 Atkore International Group, Inc.
l
23,959
257 Axon Enterprise, Inc.
l
47,784
666 AZZ, Inc. 29,524
14,854 Badger Infrastructure Solutions,
Ltd. 361,592
3,926 Barnes Group, Inc. 154,292
270 Beacon Roofing Supply, Inc.
l
23,131
1,380 Builders FirstSource, Inc.
l
199,313
977 Carlisle Companies, Inc. 270,824
197 Caterpillar, Inc. 52,238
3,400 Chart Industries, Inc.
l
619,344
2,166 Cimpress plc
l
150,537
894 Cintas Corporation 448,824
45 Columbus McKinnon Corporation 1,905
3,121 Conduent Incorporated
l
10,799
346 CSW Industrials, Inc. 62,470
13,305 CSX Corporation 443,323
1,190 Curtiss-Wright Corporation 227,718
340 Daseke, Inc.
l
2,645
738 Deere & Company 317,045
664 Donaldson Company, Inc. 41,719
6 Dover Corporation 876
19,165 Driven Brands Holdings, Inc.
l
495,799
747 Eaton Corporation plc 153,374
842 EMCOR Group, Inc. 181,064
48 Equifax, Inc. 9,796
2,632 ExlService Holdings, Inc.
l
370,980
2,314 Expeditors International of
Washington, Inc. 294,572
3,427 Fastenal Company 200,856
2,798 Ferguson plc 452,213
11,458 First Advantage Corporation
l
171,870
3,985 Fluor Corporation
l
123,455
239 Forrester Research, Inc.
l
7,617
1,130 Fortune Brands Innovations, Inc. 80,309
4,301 Forward Air Corporation 511,131
109 Gates Industrial Corporation plc
l
1,485
257 Genco Shipping & Trading, Ltd. 3,727
923 Gibraltar Industries, Inc.
l
59,690
20 GMS, Inc.
l
1,474
125 Gorman-Rupp Company 3,962
2,995 Greenbrier Companies, Inc. 138,339
230 Heidrick & Struggles International,
Inc. 6,272
5,634 Helios Technologies, Inc. 356,069
397 Herc Holdings, Inc. 53,131
1,264 Hillman Solutions Corporation
l
12,438
72 Honeywell International, Inc. 13,977
14,994 Howmet Aerospace, Inc. 766,793
378 Hubbell, Inc. 117,936
335 IDEX Corporation 75,646
590 Interface, Inc. 5,764
22,151 Janus International Group, Inc.
l
252,964
22 JB Hunt Transport Services, Inc. 4,487
3,105 JetBlue Airways Corporation
l
24,126
1,017 Kennametal, Inc. 30,998
34 Knight-Swift Transportation
Holdings, Inc. 2,065
25 L3Harris Technologies, Inc. 4,737
3,180 Lincoln Electric Holdings, Inc. 638,258

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.2%) Value
Industrials (1.7%) - continued
2,301 ManpowerGroup, Inc. $ 181,503
1,130 Masterbrand, Inc.
l
13,955
396 Matson, Inc. 37,010
2,196 Maximus, Inc. 183,937
3,409 Middleby Corporation
l
517,657
3,057 Miller Industries, Inc. 115,983
869 Moog, Inc. 91,627
581 MSC Industrial Direct Company,
Inc. 58,635
253 MYR Group, Inc.
l
36,068
44 National Presto Industries, Inc. 3,446
109 Northrop Grumman Corporation 48,505
1,360 nVent Electric plc 71,917
1,104 Old Dominion Freight Line, Inc. 463,117
3,899 Oshkosh Corporation 358,981
2,492 Owens Corning, Inc. 348,855
1,623 PACCAR, Inc. 139,789
121 Parker-Hannifin Corporation 49,611
135 Paycom Software, Inc. 49,783
150 Paylocity Holding Corporation
l
34,027
6,843 Pentair plc 475,588
413 Quanta Services, Inc. 83,269
8,020 RB Global, Inc. 517,130
2,381 Regal Rexnord Corporation 371,865
483 Republic Services, Inc. 72,986
605 Resideo Technologies, Inc.
l
11,326
930 Saia, Inc.
l
393,520
4,799 Schneider National, Inc. 147,857
1,325 Simpson Manufacturing Company,
Inc. 209,350
1,390 SkyWest, Inc.
l
61,146
59 Snap-On, Inc. 16,074
2,283 Southwest Airlines Company 77,987
1,023 Standex International Corporation 151,987
172 Sterling Construction Company,
Inc.
l
10,318
1,882 Tennant Company 151,012
899 Terex Corporation 52,708
891 Textron, Inc. 69,293
4,037 Timken Company 374,876
502 Titan International, Inc.
l
6,270
468 Titan Machinery, Inc.
l
14,939
453 Trane Technologies plc 90,346
4,394 TransUnion 350,158
790 Trex Company, Inc.
l
54,621
158 TriNet Group, Inc.
l
16,626
1,592 Uber Technologies, Inc.
l
78,740
10 UniFirst Corporation/MA 1,623
1,577 Union Pacific Corporation 365,896
945 United Rentals, Inc. 439,123
120 Valmont Industries, Inc. 31,770
997 Wabash National Corporation 23,609
9,013 WillScot Mobile Mini Holdings
Corporation
l
432,173
Total 19,785,304
Information Technology (2.5%)
2,530 8x8, Inc.
l
11,992
1,097 Adobe, Inc.
l
599,148
500 Advanced Micro Devices, Inc.
l
57,200
280 Alarm.com Holdings, Inc.
l
15,459
323 Alpha and Omega Semiconductor,
Ltd.
l
10,620
1,111 Alteryx, Inc.
l
46,062
157 American Software, Inc. 1,810
Shares Common Stock (11.2%) Value
Information Technology (2.5%) - continued
998 Amkor Technology, Inc. $ 29,032
7,136 Amphenol Corporation 630,180
220 ANSYS, Inc.
l
75,262
17,166 Apple, Inc. 3,372,261
2,521 Applied Materials, Inc. 382,158
1,631 Arista Networks, Inc.
l
252,952
1,495 Arrow Electronics, Inc.
l
213,097
1,355 Autodesk, Inc.
l
287,246
1,876 BILL Holdings, Inc.
l
235,138
80 Broadcom, Inc. 71,892
483 Cadence Design Systems, Inc.
l
113,027
12,938 Calix, Inc.
l
583,633
108 CDW Corporation 20,204
3,603 Ciena Corporation
l
152,047
14,745 Cisco Systems, Inc. 767,330
9,009 Cognex Corporation 492,072
33 Cognizant Technology Solutions
Corporation 2,179
3,604 Cohu, Inc.
l
157,315
3,098 CommScope Holding Company,
Inc.
l
13,941
231 Corning, Inc. 7,840
786 Crane NXT Company 46,492
443 Datadog, Inc.
l
51,707
3,006 Descartes Systems Group, Inc.
l
234,077
4,316 DocuSign, Inc.
l
232,287
1,493 Dolby Laboratories, Inc. 132,295
16,138 Dropbox, Inc.
l
434,919
184 Elastic NV
l
12,227
2,523 Entegris, Inc. 276,798
890 EPAM Systems, Inc.
l
210,761
7 Fair Isaac Corporation
l
5,866
6,701 Five9, Inc.
l
588,013
7,275 Flex, Ltd.
l
199,044
814 FormFactor, Inc.
l
30,248
493 Fortinet, Inc.
l
38,316
5,246 Gen Digital, Inc. 102,035
7,991 Gilat Satellite Networks, Ltd.
l
49,784
15 GoDaddy, Inc.
l
1,156
13,473 Grid Dynamics Holdings, Inc.
l
140,389
7,761 Guidewire Software, Inc.
l
658,288
7,816 Hackett Group, Inc. 181,722
3,289 Hewlett Packard Enterprise
Company 57,163
31 HP, Inc. 1,018
498 HubSpot, Inc.
l
289,114
424 Insight Enterprises, Inc.
l
62,197
501 IPG Photonics Corporation
l
65,856
11,029 Juniper Networks, Inc. 306,606
637 Keysight Technologies, Inc.
l
102,608
558 KLA Corporation 286,784
8,541 Knowles Corporation
l
156,044
587 Lam Research Corporation 421,754
6,842 Lattice Semiconductor
Corporation
l
622,211
902 Littelfuse, Inc. 274,749
1,315 LiveRamp Holding, Inc.
l
37,530
327 Marvell Technology, Inc. 21,298
89 MaxLinear, Inc.
l
2,196
3,578 Microchip Technology, Inc. 336,117
9,362 Microsoft Corporation 3,144,883
812 Monolithic Power Systems, Inc. 454,306
53 Motorola Solutions, Inc. 15,191
763 NCR Corporation
l
20,509
369 NICE, Ltd. ADR
l
80,387

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.2%) Value
Information Technology (2.5%) - continued
2,233 Nova, Ltd.
l
$ 276,758
2,899 NVIDIA Corporation 1,354,674
941 ON Semiconductor Corporation
l
101,393
50 OSI Systems, Inc.
l
5,962
963 PagerDuty, Inc.
l
24,961
2,295 Palo Alto Networks, Inc.
l
573,658
1,884 Plexus Corporation
l
185,555
2,618 PTC, Inc.
l
381,731
1,322 Q2 Holdings, Inc.
l
46,891
306 Qorvo, Inc.
l
33,666
2,539 QUALCOMM, Inc. 335,580
113 Qualys, Inc.
l
15,684
1,215 Rackspace Technology, Inc.
l
2,819
669 RingCentral, Inc.
l
27,670
306 Roper Industries, Inc. 150,873
2,603 Salesforce, Inc.
l
585,701
169 Sanmina Corporation
l
10,387
175 ServiceNow, Inc.
l
102,025
711 Skyworks Solutions, Inc. 81,317
2,193 Splunk, Inc.
l
237,568
509 Sprinklr, Inc.
l
7,146
14,556 Sprout Social, Inc.
l
831,730
1,125 Synopsys, Inc.
l
508,275
78 Teledyne Technologies, Inc.
l
29,993
988 Teradata Corporation
l
56,168
19 Teradyne, Inc. 2,146
2,963 Texas Instruments, Inc. 533,340
1,091 Trimble, Inc.
l
58,696
36,349 TTM Technologies, Inc.
l
521,972
1,151 Tyler Technologies, Inc.
l
456,521
1,912 Unisys Corporation
l
10,401
1,315 Universal Display Corporation 191,832
1,298 Upland Software, Inc.
l
5,127
6,163 Varonis Systems, Inc.
l
176,878
627 Verint Systems, Inc.
l
23,431
1,294 VeriSign, Inc.
l
272,969
2,174 Viavi Solutions, Inc.
l
23,631
2,334 Vishay Intertechnology, Inc. 65,702
2,516 Vontier Corporation 77,820
258 Western Digital Corporation
l
10,980
4,466 Wolfspeed, Inc.
l
294,309
4,724 Workiva, Inc.
l
497,390
443 Xerox Holdings Corporation 7,079
1,872 Yext, Inc.
l
18,196
24 Zebra Technologies Corporation
l
7,391
698 Zoom Video Communications, Inc.
l
51,198
Total 28,261,236
Materials (0.4%)
161 Albemarle Corporation 34,177
88 Alcoa Corporation 3,185
1,613 AptarGroup, Inc. 195,915
330 Avery Dennison Corporation 60,723
1,801 Ball Corporation 105,701
916 Berry Plastics Group, Inc. 60,062
1,812 Carpenter Technology Corporation 108,466
1,101 Celanese Corporation 138,054
1,660 CF Industries Holdings, Inc. 136,253
3,913 Cleveland-Cliffs, Inc.
l
69,064
1,193 Commercial Metals Company 68,263
793 Eagle Materials, Inc. 146,205
86 Eastman Chemical Company 7,360
37 Hawkins, Inc. 1,730
1,858 Huntsman Corporation 55,313
3,328 Ingevity Corporation
l
213,059
Shares Common Stock (11.2%) Value
Materials (0.4%) - continued
740 Innospec, Inc. $ 79,284
10,489 Ivanhoe Mines, Ltd.
l
111,202
322 Kaiser Aluminum Corporation 26,146
931 Linde plc 363,714
964 LSB Industries, Inc.
l
10,768
2,744 LyondellBasell Industries NV 271,272
634 Martin Marietta Materials, Inc. 283,056
627 Mercer International, Inc. 5,580
261 Myers Industries, Inc. 5,118
1,212 Newmont Corporation 52,019
353 Nucor Corporation 60,748
1,243 O-I Glass, Inc.
l
28,539
696 Orion SA 15,256
1,084 PPG Industries, Inc. 155,988
26,944 Ranpak Holdings Corporation
l
172,711
95 Reliance Steel & Aluminum
Company 27,822
3,765 RPM International, Inc. 388,962
477 Ryerson Holding Corporation 20,268
658 Schnitzer Steel Industries, Inc. 23,826
2,384 SSR Mining, Inc. 34,711
1,768 Steel Dynamics, Inc. 188,433
4,369 Summit Materials, Inc.
l
158,070
1,631 SunCoke Energy, Inc. 14,483
607 TimkenSteel Corporation
l
14,143
224 TriMas Corporation 5,770
324 Trinseo plc 5,709
20,844 Tronox Holdings plc 277,017
1,024 United States Lime & Minerals, Inc. 210,545
4,410 United States Steel Corporation 112,455
1,649 Vulcan Materials Company 363,605
1,456 WestRock Company 48,470
Total 4,939,220
Real Estate (0.5%)
8,939 Agree Realty Corporation 579,068
469 Alexandria Real Estate Equities,
Inc. 58,944
2,634 Apartment Income REIT
Corporation 90,978
1,703 AvalonBay Communities, Inc. 321,271
1,128 Camden Property Trust 123,054
571 CareTrust REIT, Inc. 11,871
2,276 CBRE Group, Inc.
l
189,614
418 Centerspace 25,970
1,069 Chatham Lodging Trust 10,262
5,322 CubeSmart 230,762
17,947 Cushman and Wakefield plc
l
176,419
462 Digital Realty Trust, Inc. 57,575
1,225 DigitalBridge Group, Inc. 19,625
198 EastGroup Properties, Inc. 35,082
1,452 Elme Communities 23,595
2,578 EPR Properties 115,082
9,600 Equity Commonwealth 188,064
2,814 Equity Residential 185,555
1,508 Essential Properties Realty Trust,
Inc. 37,021
188 Essex Property Trust, Inc. 45,787
1,039 Extra Space Storage, Inc. 145,013
2,073 First Industrial Realty Trust, Inc. 107,174
1,188 FirstService Corporation 186,076
3,021 Four Corners Property Trust, Inc. 79,452
661 Getty Realty Corporation 21,364
3,609 Healthcare Realty Trust, Inc. 70,484
450 Howard Hughes Corporation
l
37,994

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.2%) Value
Real Estate (0.5%) - continued
6,476 Independence Realty Trust, Inc. $ 110,351
722 Kennedy-Wilson Holdings, Inc. 11,913
272 LTC Properties, Inc. 9,128
5,793 LXP Industrial Trust 58,336
1,915 Mid-America Apartment
Communities, Inc. 286,599
7,788 National Storage Affiliates Trust 263,157
2,933 NetSTREIT Corporation 52,471
2,376 NNN REIT, Inc. 101,408
2,731 Pebblebrook Hotel Trust 42,194
1,476 Public Storage 415,863
776 Realty Income Corporation 47,313
2,525 Regency Centers Corporation 165,463
4,103 Rexford Industrial Realty, Inc. 226,034
253 RMR Group, Inc. 5,966
3,595 Sabra Health Care REIT, Inc. 46,699
1,318 SBA Communications Corporation 288,576
6,649 Service Properties Trust 56,450
521 Terreno Realty Corporation 30,916
4,425 UDR, Inc. 180,894
475 Welltower, Inc. 39,021
1,338 Zillow Group, Inc.
l
71,208
Total 5,683,116
Utilities (0.3%)
460 AES Corporation 9,950
1,349 Alliant Energy Corporation 72,495
544 Artesian Resources Corporation 24,785
286 Avista Corporation 11,051
2,438 Black Hills Corporation 147,084
2,309 CenterPoint Energy, Inc. 69,478
55 Clearway Energy, Inc. 1,357
759 Consolidated Water Company,
Ltd.
g
14,846
1,503 Edison International 108,156
1,616 Entergy Corporation 165,963
5,196 Evergy, Inc. 311,604
148 NextEra Energy Partners, LP 8,059
25,071 NiSource, Inc. 697,977
3,985 NorthWestern Corporation 225,033
7,655 OGE Energy Corporation 276,728
1,041 PG&E Corporation
l
18,332
2,164 Pinnacle West Capital Corporation 179,222
3,984 Portland General Electric
Company 189,917
2,552 Sempra 380,299
1,379 Spire, Inc. 87,663
1,602 UGI Corporation 43,238
164 Vistra Energy Corporation 4,602
Total 3,047,839
Total Common Stock
(cost $102,698,834) 127,398,475
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
1,343,946 Thrivent Cash Management Trust 1,343,946
Total Collateral Held for
Securities Loaned
(cost $1,343,946) 1,343,946
Shares or
Principal
Amount Short-Term Investments ( 9.8% ) Value
Federal Home Loan Bank Discount
Notes
600,000 5.083%, 8/16/2023
m,n
$ 598,734
1,000,000 4.870%, 8/18/2023
m,n
997,609
400,000 5.070%, 9/6/2023
m,n
397,966
1,800,000 5.090%, 9/13/2023
m,n
1,789,073
3,800,000 5.270%, 10/25/2023
m,n
3,754,409
Federal National Mortgage
Association Discount Notes
900,000 4.860%, 9/18/2023
m,n
893,903
Thrivent Core Short-Term Reserve
Fund
10,259,848 5.550% 102,598,475
Total Short-Term Investments
(cost $110,991,159) 111,030,169
Total Investments (cost
$1,072,363,333) 101.0% $1,144,282,803
Other Assets and Liabilities, Net
(1.0%) (10,827,343)
Total Net Assets 100.0% $1,133,455,460
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b All or a portion of the loan is unfunded.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes variable rate securities. The rate shown is as of
July 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2023, the value of these investments was $62,819,440 or 5.5% of
total net assets.
f Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2023.
g All or a portion of the security is on loan.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i All or a portion of the security is insured or guaranteed.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Fund as of July 31, 2023
was $175,117 or 0.02% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of July 31, 2023.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 272,847
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of July 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 1,146,390
Common Stock 155,753
Total lending $1,302,143
Gross amount payable upon return of
collateral for securities loaned $1,343,946
Net amounts due to counterparty $41,803
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 944,569 – 944,569 –
Capital Goods 2,542,937 – 2,542,937 –
Communications Services 3,426,987 – 3,426,987 –
Consumer Cyclical 4,618,475 – 4,618,475 –
Consumer Non-Cyclical 3,474,314 – 3,474,314 –
Energy 587,658 – 587,658 –
Financials 1,939,820 – 1,939,820 –
Technology 5,275,381 – 5,275,381 –
Transportation 1,440,808 – 1,440,808 –
Utilities 192,371 – 192,371 –
Long-Term Fixed Income
Asset-Backed Securities 14,349,202 – 14,349,202 –
Basic Materials 2,983,014 – 2,983,014 –
Capital Goods 7,921,065 – 7,921,065 –
Collateralized Mortgage Obligations 18,587,700 – 18,587,700 –
Commercial Mortgage-Backed Securities 17,245,292 – 17,245,292 –
Communications Services 11,623,838 – 11,623,838 –
Consumer Cyclical 12,502,808 – 12,502,808 –
Consumer Non-Cyclical 14,476,113 – 14,476,113 –
Energy 9,946,053 – 9,946,053 –
Financials 35,915,903 – 35,915,903 –
Foreign Government 187,376 – 187,376 –
Mortgage-Backed Securities 94,196,461 – 94,196,461 –
Technology 7,699,770 – 7,699,770 –
Transportation 3,549,469 – 3,549,469 –
U.S. Government & Agencies 143,034,734 – 143,034,734 –
Utilities 6,860,631 – 6,860,631 –
Registered Investment Companies
U.S. Affiliated 367,173,524 367,173,524 – –
U.S. Unaffiliated 5,630,044 5,630,044 – –
Common Stock
Communications Services 6,225,674 6,222,814 2,860 –
Consumer Discretionary 13,782,732 13,782,732 – –
Consumer Staples 6,132,479 6,132,479 – –
Energy 4,731,255 4,731,255 – –
Financials 16,868,505 16,868,505 – –
Health Care 17,941,115 17,941,115 – –
Industrials 19,785,304 19,423,712 361,592 –
Information Technology 28,261,236 28,261,236 – –
Materials 4,939,220 4,828,018 111,202 –
Real Estate 5,683,116 5,683,116 – –
Utilities 3,047,839 3,047,839 – –
Short-Term Investments 8,431,694 – 8,431,694 –
Subtotal Investments in Securities $934,156,486 $499,726,389 $434,430,097 $–
Other Investments  * Total
Affiliated Short-Term Investments 102,598,475
U.S. Affiliated Registered Investment Cos. 106,183,896
Collateral Held for Securities Loaned 1,343,946
Subtotal Other Investments $210,126,317
Total Investments at Value $1,144,282,803
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Moderately Conservative Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 5,629,257 5,629,257 – –
Total Asset Derivatives $5,629,257 $5,629,257 $– $–
Liability Derivatives
Futures Contracts 5,371,937 5,371,937 – –
Total Liability Derivatives $5,371,937 $5,371,937 $– $–
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of July 31, 2023. Investments and/or cash totaling $8,431,694 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 36 September 2023 $ 4,118,725 ( $ 108,100)
CBOT 2-Yr. U.S. Treasury Note 146 September 2023 29,934,499 (291,936)
CBOT 5-Yr. U.S. Treasury Note 237 September 2023 25,902,128 (585,715)
CBOT U.S. Long Bond 114 September 2023 14,497,027 (311,152)
CME E-mini S&P 500 Index 341 September 2023 74,037,058 4,640,167
CME Ultra Long Term U.S. Treasury Bond 107 September 2023 14,441,133 (293,727)
ICE mini MSCI EAFE Index 248 September 2023 26,508,487 843,433
ICE US mini MSCI Emerging Markets Index 35 September 2023 1,764,963 80,062
Ultra 10-Yr. U.S. Treasury Note 18 September 2023 2,158,081 (52,362)
Total Futures Long Contracts $ 193,362,101 $ 3,920,670
CBOT 10-Yr. U.S. Treasury Note (22) September 2023 ( $ 2,516,533) $ 65,595
CME E-mini Russell 2000 Index (182) September 2023 (17,303,875) (1,019,885)
CME E-mini S&P Mid-Cap 400 Index (127) September 2023 (32,772,664) (2,068,516)
CME Euro Foreign Exchange Currency (80) September 2023 (10,832,491) (192,008)
Eurex Euro STOXX 50 Index (231) September 2023 (10,970,661) (448,536)
Total Futures Short Contracts ( $ 74,396,224) ($3,663,350)
Total Futures Contracts $ 118,965,877 $257,320

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 31,283 $1,527 $220 $35,799 4,590 3.1%
Core Emerging Markets Equity 6,274 259 – 7,919 876 0.7
Core International Equity 11,590 315 – 14,531 1,437 1.3
Core Low Volatility Equity 23,433 2,344 – 25,162 2,141 2.2
Core Mid Cap Value — 11,000 – 12,293 1,169 1.1
Core Small Cap Value 9,959 119 – 10,479 1,077 0.9
Global Stock, Class S 1,608 57 – 1,930 72 0.2
High Yield, Class S 23,236 1,056 352 24,589 6,012 2.2
Income, Class S 68,184 2,140 825 73,300 9,220 6.5
International Allocation, Class S 36,716 841 17,000 27,597 2,703 2.4
Large Cap Growth, Class S 45,691 3,264 – 59,909 3,541 5.3
Large Cap Value, Class S 93,024 5,712 – 102,817 3,696 9.1
Limited Maturity Bond, Class S 39,326 887 253 40,942 3,429 3.6
Mid Cap Stock, Class S 25,188 694 – 28,390 817 2.5
Small Cap Stock, Class S 7,040 612 – 7,700 264 0.7
Total U.S. Affiliated Registered Investment
Companies 422,552 473,357 41.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% 97,047 223,734 218,183 102,598 10,260 9.1
Total Affiliated Short-Term Investments 97,047 102,598 9.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   13,890 74,672 87,218 1,344 1,344 0.1
Total Collateral Held for Securities Loaned 13,890 1,344 0.1
Total Value $533,489 $ 577,299
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 7/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($75) $3,284 $– $1,527
Core Emerging Markets Equity – 1,386 – 259
Core International Equity – 2,626 – 315
Core Low Volatility Equity Fund – (615) 1,872 473
Core Mid Cap Value – 1,293 – –
Core Small Cap Value – 401 – 120
Global Stock, Class S – 265 35 21
High Yield, Class S (73) 722 – 1,056
Income, Class S (228) 4,029 – 2,142
International Allocation, Class S (1,298) 8,338 – 841
Large Cap Growth, Class S – 10,954 3,263 –
Large Cap Value, Class S – 4,081 4,013 1,699
Limited Maturity Bond, Class S (17) 999 – 887
Mid Cap Stock, Class S – 2,508 601 93
Small Cap Stock, Class S – 48 582 29
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% – – – 3,900
Total Income/Non Income Cash from Affiliated Investments $13,362
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 29
Total Affiliated Income from Securities Loaned, Net $29
Total ($1,691) $40,319 $10,366

Municipal Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.2% ) Value
Alabama (1.1%)
Auburn University, AL General Fee
Rev. Refg .
$ 1,250,000 5.000%, 6/1/2033, Ser. A $ 1,279,922
Black Belt Energy Gas District, AL
Gas Proj . Rev.
5,000,000 5.250%, 10/1/2030, Ser. A 5,270,859
Black Belt Energy Gas District, AL
Gas Proj . Rev. Refg .
750,000 5.500%, 6/1/2049, Ser. D-1
a
789,677
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AGM Insured)
2,000,000 5.250%, 8/1/2053, Ser. A
b
2,169,532
1,000,000 5.500%, 8/1/2058, Ser. A
b
1,096,812
2,000,000 5.250%, 8/1/2048, Ser. A
b
2,176,519
UAB Medicine Finance Auth., AL
Rev. Refg .
2,000,000 5.000%, 9/1/2041, Ser. B2 2,052,474
Total 14,835,795
Alaska (<0.1%)
Valdez, AK Marine Terminal Rev.
Refg . (ExxonMobil)
100,000 4.500%, 12/1/2029
c
100,000
Total 100,000
Arizona (2.3%)
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
750,000 5.375%, 7/1/2053 712,068
275,000 5.250%, 7/1/2043 266,729
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada- Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A 781,377
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada)
2,165,000 5.000%, 7/15/2050, Ser. A
d
1,989,780
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
300,000 5.000%, 7/1/2047, Ser. A 293,653
Arizona Industrial Development
Auth. National Charter School
Revolving Loan Fund Rev.
1,000,000 4.250%, 11/1/2052, Ser. A 908,507
Chandler, AZ Industrial
Development Auth. Rev. (Intel
Corporation)
3,750,000
5.000%, 9/1/2027, Ser. 2022-
2, AMT 3,853,838
Glendale, AZ Industrial
Development Auth. Senior Living
Fac. Rev. (Royal Oaks - Inspirata
Pointe)
2,000,000 5.000%, 5/15/2056, Ser. A 1,699,391
Maricopa County, AZ Industrial
Development Auth. Educational
Fac. Rev. (Valley Christian
Schools)
1,000,000 6.375%, 7/1/2058, Ser. A
d
1,002,695
Principal
Amount Long-Term Fixed Income (99.2%) Value
Arizona (2.3%) - continued
Northern Arizona University Rev.
Refg .
$ 1,180,000 5.000%, 6/1/2036, Ser. A $ 1,222,568
750,000 5.000%, 6/1/2037, Ser. A 776,647
320,000 5.000%, 6/1/2038, Ser. A 330,673
Phoenix, AZ Civic Improvement
Corporation Airport Rev.
2,000,000
5.000%, 7/1/2047, Ser. A,
AMT 2,035,113
10,000,000 5.000%, 7/1/2049, Ser. A 10,561,095
Phoenix-Mesa, AZ Gateway Airport
Auth. Special Fac. Rev. (Mesa)
1,450,000 5.000%, 7/1/2038, AMT 1,450,121
Student & Academic Services LLC,
AZ Lease Rev. Northern Arizona
Capital Fac. Finance Corporation
(BAM Insured)
750,000 5.000%, 6/1/2039
b
756,674
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg . (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 516,706
725,000 5.000%, 8/1/2039 751,325
Total 29,908,960
Arkansas (0.2%)
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
750,000 5.700%, 5/1/2053, AMT 759,749
Pulaski County, AR Hospital Rev.
(Arkansas Children's Hospital)
500,000 5.250%, 3/1/2053 540,616
University of Arkansas Rev. Refg .
900,000 5.000%, 11/1/2037, Ser. A 934,165
University of Arkansas Various Fac.
Rev. Refg . (Pine Bluff Campus)
650,000 5.000%, 12/1/2029, Ser. A 661,277
Total 2,895,807
California (8.0%)
Anaheim, CA Public Financing
Auth. Lease Rev. (Anaheim
Public Improvements) (AGM
Insured)
1,925,000 6.000%, 9/1/2024, Ser. A
b
1,954,063
Beverly Hills Unified School District,
Los Angeles County, CA G.O.
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 7,733,436
California Community Choice
Financing Auth. Rev. (Clean
Energy)
1,750,000 5.000%, 8/1/2029, Ser. A-1 1,825,998
5,000,000 5.500%, 11/1/2028, Ser. D 5,274,542
California County Tobacco
Securitization Agency Rev. Refg .
(Sonoma County Securitization
Corporation)
125,000 5.000%, 6/1/2049, Ser. B-1 127,435
California Educational Fac. Auth.
Rev. (Stanford University)
6,000,000 5.250%, 4/1/2040 7,287,872

Municipal Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
California (8.0%) - continued
$ 8,300,000 5.000%, 6/1/2046, Ser. U-7 $ 9,825,576
California Health Fac. Financing
Auth. Rev.
6,225,000 5.000%, 11/15/2056, Ser. A 6,390,963
California Infrastructure and
Economic Development Bank
Rev. (Bay Area Toll Bridges
Seismic Retrofit) (FGIC Insured)
5,000,000 5.000%, 7/1/2025, Ser. A
b,e
5,195,612
California Municipal Finance Auth.
Refg . Rev. (California Lutheran
University)
275,000 5.000%, 10/1/2025 280,490
300,000 5.000%, 10/1/2026 309,660
California Municipal Finance Auth.
Rev. (LINXS APM)
5,135,000
5.000%, 12/31/2043, Ser. A,
AMT 5,250,746
California Municipal Finance Auth.
Rev. Refg . ( HumanGood - CA
Obligated Group)
1,385,000 5.000%, 10/1/2044, Ser. A 1,410,450
California Municipal Finance Auth.
Solid Waste Disposal Rev.
(Waste Management, Inc.)
1,000,000
4.125%, 10/1/2041, Ser. A,
AMT 1,004,264
California Pollution Control
Financing Auth. Water Furnishing
Rev. (Poseidon Resources LP
Desalination)
1,000,000 5.000%, 7/1/2037, AMT
d
1,043,664
550,000 5.000%, 7/1/2038, AMT
d
571,332
500,000 5.000%, 11/21/2045, AMT
d
508,584
California Public Finance Auth.
Senior Living Rev. (Enso Village)
300,000 5.000%, 11/15/2051, Ser. A
d
263,418
California Statewide Communities
Development Auth. Rev. ( Enloe
Medical Center) (AGM Insured)
500,000 5.250%, 8/15/2052, Ser. A
b
531,879
1,000,000 5.375%, 8/15/2057, Ser. A
b
1,068,925
California Various Purpose G.O.
500,000 4.000%, 10/1/2050 498,427
10,000 5.250%, 4/1/2029 10,023
500,000 5.000%, 4/1/2049 537,759
Fullerton, CA Public Financing
Auth. Rev. Refg . (Marshall B.
Ketchum University)
2,055,000 4.000%, 2/1/2046, Ser. A 1,969,670
Los Angeles, CA Department
of Airports Rev. (Los Angeles
International Airport)
3,000,000
5.000%, 5/15/2044, Ser. F,
AMT 3,112,628
San Diego, CA Unified School
District G.O.
10,000,000 6.000%, 7/1/2033, Ser. A
e
10,264,225
San Francisco, CA City & County
Airport Commission Rev. (San
Francisco International Airport)
4,000,000
5.500%, 5/1/2028, Ser. A,
AMT 4,004,218
7,825,000
5.000%, 5/1/2044, Ser. A,
AMT 7,859,195
Principal
Amount Long-Term Fixed Income (99.2%) Value
California (8.0%) - continued
$ 5,700,000 5.000%, 5/1/2047, Ser. B $ 5,929,482
Santa Monica Community College
District, Los Angeles County, CA
G.O.
5,000,000
Zero Coupon, 8/1/2025,
Ser. C 4,661,406
University of California Regents
Medical Center Rev.
7,500,000 5.000%, 5/15/2047, Ser. P 8,169,694
Total 104,875,636
Colorado (3.9%)
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
750,000 6.500%, 12/1/2053 756,428
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg . (Union Colony School)
600,000 5.000%, 4/1/2038 616,134
475,000 5.000%, 4/1/2048 480,723
Colorado Educational and Cultural
Fac. Auth. Rev. Refg . (American
Academy)
2,500,000 5.000%, 12/1/2050 2,559,260
2,500,000 5.000%, 12/1/2055 2,548,938
Colorado Educational and Cultural
Fac. Auth. Rev. Refg . (Global
Village Academy - Northglenn)
1,155,000 5.000%, 12/1/2050
d
982,872
Colorado Educational and Cultural
Fac. Auth. Rev. Refg . (High Point
Academy)
2,825,000 4.000%, 7/1/2040, Ser. A 2,680,041
Colorado Health Fac. Auth.
Hospital Rev. (Parkview Medical
Center, Inc.)
3,325,000 4.000%, 9/1/2050, Ser. A 2,922,204
4,000,000 5.000%, 9/1/2046 4,044,224
Colorado Health Fac. Auth. Hospital
Rev. Refg . ( Commonspirit Health)
10,000,000 4.000%, 8/1/2049, Ser. A-2 9,099,898
Colorado Health Fac. Auth. Hospital
Rev. Refg . (Covenant Living
Communities and Services)
1,340,000 4.000%, 12/1/2050, Ser. A 1,076,072
Colorado Health Fac. Auth. Hospital
Rev. Refg . (Intermountain
Healthcare)
5,000,000 4.000%, 5/15/2052, Ser. A 4,755,440
Colorado Health Fac. Auth.
Hospital Rev. Refg . (Valley View
Hospital Association)
500,000 5.000%, 5/15/2030, Ser. A 528,143
385,000 5.000%, 5/15/2031, Ser. A 406,394
300,000 5.000%, 5/15/2032, Ser. A 316,211
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 6,290,905
Colorado School of Mines
Institutional Enterprise Rev.
1,740,000 5.000%, 12/1/2047, Ser. A 1,825,071

Municipal Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Colorado (3.9%) - continued
Denver, CO City & County Airport
System Rev. Refg .
$ 1,250,000
5.750%, 11/15/2045, Ser. D,
AMT $ 1,410,753
Denver, CO Health and Hospital
Auth. Healthcare Rev. Refg .
1,500,000 5.000%, 12/1/2034, Ser. A
d
1,565,805
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
1,000,000
5.000%, 5/1/2041, Ser. B,
AMT 1,001,547
Park Creek, CO Metropolitan
District Rev.
3,000,000 5.000%, 12/1/2041, Ser. A 3,021,609
2,250,000 5.000%, 12/1/2046, Ser. A 2,257,336
Total 51,146,008
Connecticut (1.1%)
Connecticut Health & Educational
Fac. Auth. Rev. (Connecticut
Children's Medical Center)
850,000 4.250%, 7/15/2053, Ser. E 820,584
Connecticut Health & Educational
Fac. Auth. Rev. (Hartford
Healthcare)
2,000,000 4.000%, 7/1/2046, Ser. A 1,860,701
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
d
860,870
Connecticut Health & Educational
Fac. Auth. Rev. (Quinnipiac
University)
5,000,000 5.250%, 7/1/2053, Ser. N 5,354,742
Connecticut Health & Educational
Fac. Auth. Rev. (Sacred Heart
University)
500,000 4.000%, 7/1/2045, Ser. K 462,314
4,000,000 5.000%, 7/1/2047, Ser. L 4,249,631
Connecticut Health & Educational
Fac. Auth. Rev. Refg . (Sacred
Heart University)
600,000 5.000%, 7/1/2042, Ser. I-1 618,030
Total 14,226,872
Delaware (0.3%)
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
2,000,000 5.000%, 9/1/2050 2,020,802
600,000 4.000%, 9/1/2051 506,620
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
870,000 5.000%, 7/1/2040, Ser. A 839,160
500,000 5.000%, 7/1/2048, Ser. A 461,195
Total 3,827,777
District Of Columbia (1.4%)
District of Columbia Rev. (D.C.
Smart Street Lighting)
1,000,000
5.500%, 2/29/2036, Ser. A,
AMT 1,130,048
Principal
Amount Long-Term Fixed Income (99.2%) Value
District Of Columbia (1.4%) - continued
$ 1,000,000
5.500%, 8/31/2036, Ser. A,
AMT $ 1,125,397
District of Columbia Water & Sewer
Auth. Public Utility Rev.
13,715,000 5.000%, 10/1/2049, Ser. A 14,503,648
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg .
1,000,000
4.500%, 10/1/2053, Ser. A,
AMT 1,001,405
1,000,000
5.250%, 10/1/2053, Ser. A,
AMT 1,067,331
Total 18,827,829
Florida (4.7%)
Alachua County, FL Health Fac.
Auth. Rev. Refg . (Oak Hammock
at the University of Florida, Inc.)
1,215,000 4.000%, 10/1/2046 893,378
500,000 4.000%, 10/1/2046 367,645
Broward County, FL Water and
Sewer Utility Rev.
1,000,000 4.000%, 10/1/2045, Ser. A 983,767
1,500,000 4.000%, 10/1/2047, Ser. A 1,471,515
Capital Trust Agency, FL
Educational Fac. Rev. (Liza
Jackson Preparatory School,
Inc.)
1,600,000 5.000%, 8/1/2055, Ser. A 1,535,832
CityPlace Community Development
District, FL Special Assessment
Rev. Refg .
1,535,000 5.000%, 5/1/2026 1,565,039
Escambia County, FL Health Fac.
Auth. Rev. Refg . (Baptist Health
Care Corporation Obligated
Group)
5,000,000 4.000%, 8/15/2045, Ser. A 4,458,336
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg . (Seaside
Community Charter School)
1,300,000 5.750%, 6/15/2047, Ser. A 1,332,135
Florida Development Finance
Corporation Educational Fac.
Rev. (Mater Academy)
1,000,000 5.000%, 6/15/2052, Ser. A 959,052
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
245,000 5.000%, 7/1/2051, Ser. A-1 236,698
250,000 4.000%, 7/1/2055, Ser. A 195,422
Florida Higher Educational Fac.
Financing Auth. Educational Rev.
(Ringling College)
5,000,000 5.000%, 3/1/2042 5,009,870
Florida Municipal Power Agency
Rev.
1,000,000 5.000%, 10/1/2030, Ser. B 1,030,643
840,000 5.000%, 10/1/2031, Ser. B 864,502
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,655,000
4.000%, 10/1/2052, Ser. A,
AMT 3,411,696

Municipal Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Florida (4.7%) - continued
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark , FL, Inc.)
$ 700,000 5.250%, 10/1/2052, Ser. A $ 591,761
Lee Memorial Health System, FL
Hospital Rev. Refg .
1,000,000 5.000%, 4/1/2044, Ser. A-1 1,035,827
Miami-Dade County, FL Industrial
Development Auth. Rev.
( Pinecrest Academy, Inc.)
1,500,000 5.250%, 9/15/2044 1,513,705
Miami-Dade County, FL Public Fac.
Rev. (Jackson Health System)
5,000,000 5.000%, 6/1/2035, Ser. A 5,125,515
Miami-Dade County, FL Seaport
Rev. Refg .
1,000,000
5.250%, 10/1/2052, Ser. A,
AMT 1,049,052
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health)
1,250,000 5.000%, 10/1/2047, Ser. A 1,299,578
Osceola County, FL Transportation
Rev. Refg .
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 902,112
Palm Beach County, FL Health
Fac. Auth. Hospital Rev. (Jupiter
Medical Center, Inc.)
1,000,000 5.000%, 11/1/2052, Ser. A 986,689
500,000 5.000%, 11/1/2047, Ser. A 501,629
Palm Beach County, FL Health
Fac. Auth. Rev. Refg . ( Lifespace
Communities, Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 2,479,011
Sarasota County, FL Public
Hospital District Rev. (Sarasota
Memorial Hospital)
8,000,000 4.000%, 7/1/2052 7,432,810
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
300,000 4.000%, 6/15/2056, Ser. A
d
214,308
South Florida Water Management
District C.O.P. Refg .
4,000,000 5.000%, 10/1/2036 4,133,384
Tampa, FL Hospital Rev. (H. Lee
Moffitt Cancer Center)
500,000 5.000%, 7/1/2050, Ser. B 509,215
Tampa, FL Hospital Rev. Refg . (H.
Lee Moffitt Cancer Center)
5,000,000 5.000%, 7/1/2037, Ser. B 5,112,504
Village Community Development
District No. 15 Rev. (City of
Wildwood, FL)
300,000 5.250%, 5/1/2054
d
303,781
Volusia County, FL Educational
Fac. Auth. Rev. Refg . (Embry-
Riddle Aeronautical University,
Inc.)
3,000,000 5.000%, 10/15/2049, Ser. A 3,131,861
Total 60,638,272
Principal
Amount Long-Term Fixed Income (99.2%) Value
Georgia (1.4%)
Atlanta, GA Airport General Rev.
$ 3,500,000
5.000%, 7/1/2047, Ser. B,
AMT $ 3,673,190
Atlanta, GA Airport General Rev.
Refg .
1,425,000 5.000%, 1/1/2033, Ser. B 1,434,396
Fulton County, GA Development
Auth. Rev. (Georgia Institute of
Technology)
1,400,000 5.000%, 6/15/2044 1,500,530
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 211,456
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 1,790,301
1,920,000 5.000%, 5/15/2033, Ser. A 1,971,923
1,900,000 5.000%, 5/15/2034, Ser. A 1,948,888
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 252,587
Municipal Electric Auth. of Georgia
Rev. Refg .
610,000 5.000%, 1/1/2035, Ser. A 619,390
Municipal Electric Auth. of Georgia
Rev. Refg . (Plant Vogtle Units 3
& 4)
2,000,000 5.000%, 7/1/2052, Ser. A 2,049,435
Private Colleges and Universities
Auth., GA Rev. Refg . (Mercer
University)
2,600,000 5.250%, 10/1/2051 2,748,574
Total 18,200,670
Guam (0.1%)
Guam Port Auth. Rev.
250,000 5.000%, 7/1/2048, Ser. A 254,589
Guam Power Auth. Rev. Refg .
700,000 5.000%, 10/1/2034, Ser. A 755,566
Total 1,010,155
Hawaii (1.1%)
Hawaii Airports System Rev. Refg .
8,000,000 4.000%, 7/1/2039, Ser. D 8,011,040
Hawaii Department of
Transportation Airport Division
Lease Rev. C.O.P.
1,600,000 5.000%, 8/1/2028, AMT 1,600,603
Honolulu, HI City & County
Wastewater System Rev. Refg .
4,505,000 5.000%, 7/1/2036, Ser. B 4,678,928
Total 14,290,571
Idaho (0.4%)
College of Western Idaho Annual
Appropriation C.O.P
3,800,000 5.000%, 8/1/2052 3,920,159
Idaho Health Fac. Auth. Rev. Refg .
(St. Luke's Health System)
1,000,000 4.000%, 3/1/2051, Ser. A 882,265
800,000 4.000%, 3/1/2046, Ser. A 722,608
Total 5,525,032

Municipal Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Illinois (6.9%)
Chicago, IL G.O. Refg .
$ 1,000,000 5.000%, 1/1/2027, Ser. A $ 1,047,515
Chicago, IL Metropolitan Water
Reclamation District G.O. Refg .
8,700,000 5.250%, 12/1/2032, Ser. C 10,471,315
Chicago, IL Midway International
Airport Rev.
1,120,000
5.000%, 1/1/2026, Ser. A,
AMT 1,122,766
Chicago, IL O'Hare International
Airport Rev.
2,000,000
5.500%, 1/1/2055, Ser. A,
AMT 2,137,218
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 1,015,475
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 1,015,476
Chicago, IL O'Hare International
Airport Rev. Refg .
1,200,000 5.000%, 1/1/2029 1,216,039
5,000,000 5.000%, 1/1/2048, Ser. B 5,246,591
Chicago, IL Wastewater
Transmission Rev. (AGM Insured)
5,000,000 5.250%, 1/1/2058, Ser. A
b
5,396,528
Chicago, IL Waterworks Rev. (AGM
Insured)
1,500,000 5.250%, 11/1/2053, Ser. A
b
1,633,536
Illinois Finance Auth. Rev. (DePaul
University)
1,000,000 5.000%, 10/1/2041 1,028,430
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
800,000 6.500%, 5/15/2047, Ser. A 811,022
Illinois Finance Auth. Rev. (Rush
University Medical Center)
1,000,000 5.000%, 11/15/2027, Ser. A 1,023,903
Illinois Finance Auth. Rev.
Refg . (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
d
252,759
Illinois Finance Auth. Rev. Refg .
(Northwestern Memorial
Healthcare)
4,000,000 5.000%, 7/15/2042, Ser. A 4,148,532
Illinois Finance Auth. Rev. Refg .
(Presbyterian Homes)
2,500,000 4.000%, 5/1/2050, Ser. A 2,027,503
Illinois Finance Auth. Rev. Refg .
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 1,745,942
2,100,000 5.000%, 8/1/2047, Ser. A 2,064,098
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
500,000 5.000%, 2/15/2032, Ser. A 506,914
2,885,000 5.000%, 2/15/2037 2,855,814
1,000,000 5.000%, 2/15/2047, Ser. A 935,671
Illinois G.O.
7,000,000 5.000%, 11/1/2023, Ser. D 7,021,890
7,150,000 5.000%, 6/1/2024 7,229,244
1,000,000 5.500%, 5/1/2047, Ser. B 1,090,019
Illinois Toll Highway Auth. Rev.
5,400,000 5.000%, 1/1/2044, Ser. A 5,696,314
3,610,000 5.000%, 1/1/2045, Ser. A 3,839,033
Principal
Amount Long-Term Fixed Income (99.2%) Value
Illinois (6.9%) - continued
Joliet, IL Regional Port District
Marine Terminal Rev. Refg .
(Exxon)
$ 905,000 4.500%, 10/1/2024 $ 905,000
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
b
6,287,458
Metropolitan Pier and Exposition
Auth., IL Rev. Refg . (McCormick
Place Expansion)
500,000 5.000%, 6/15/2042, Ser. B 515,853
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
f
1,329,598
Metropolitan Pier and Exposition
Auth., IL Rev. Refg . (McCormick
Place Expansion) (NATL-RE
Insured)
3,100,000
Zero Coupon, 6/15/2024,
Ser. A
b
2,992,046
2,000,000
Zero Coupon, 12/15/2024,
Ser. A
b
1,892,048
Peoria, IL G.O. (AGM Insured)
1,250,000 4.000%, 1/1/2039, Ser. A
b
1,214,981
2,000,000 4.375%, 1/1/2042, Ser. A
b
2,036,907
Total 89,753,438
Indiana (0.9%)
Indiana Finance Auth. Hospital Rev.
(Reid Health) (AGM Insured)
4,750,000 4.250%, 1/1/2047
b
4,589,325
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC.
Student Housing)
600,000 5.125%, 6/1/2058, Ser. A 610,860
2,250,000 5.375%, 6/1/2064, Ser. A 2,288,498
St. Joseph County, IN Economic
Development Rev. (St. Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 3,839,317
Total 11,328,000
Iowa (0.9%)
Ames, IA Rev. Refg . (Mary Greeley
Medical Center)
4,430,000 5.000%, 6/15/2032 4,609,147
Iowa Finance Auth. Rev. ( Lifespace
Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 4,954,700
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
2,500,000 4.000%, 10/1/2050 2,135,827
650,000 5.375%, 10/1/2052 670,898
Total 12,370,572
Kansas (0.5%)
Lenexa, KS Health Care Fac. Rev.
Refg . (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 2,589,328

Municipal Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Kansas (0.5%) - continued
Overland Park, KS Sales Tax
Special Obligation Rev. ( Bluhawk
Sports Park)
$ 350,000 6.500%, 11/15/2042, Ser. A
d
$ 358,096
University of Kansas Hospital Auth.
Health Fac. Rev. Refg .
3,410,000 5.000%, 3/1/2047, Ser. A 3,488,927
Total 6,436,351
Kentucky (0.8%)
Hazard, KY Healthcare Rev.
(Appalachian Regional
Healthcare)
1,000,000 4.000%, 7/1/2041 928,798
Louisville & Jefferson County,
KY Metropolitan Government
Hospital Rev. (University of
Louisville Health)
8,000,000 5.000%, 5/15/2052, Ser. A 8,120,226
Louisville, KY Regional Airport
Auth. Rev. (BT-OH, LLC)
400,000
4.600%, 11/1/2036, Ser. A,
AMT 400,000
Paducah, KY Electric Plant Board
Rev. (AGM Insured)
750,000 5.000%, 10/1/2035, Ser. A
b
777,315
Total 10,226,339
Louisiana (0.8%)
Louisiana Local Government
Environmental Fac. and
Community Development Auth.
Rev. (Caddo-Bossier Parishes
Port Commission) (AGM Insured)
850,000 5.000%, 4/1/2053, Ser. B
b
897,947
Louisiana Public Fac. Auth. Rev.
(University of New Orleans
Research & Technology
Foundation, Inc. Student
Housing) (AGM Insured)
1,355,000 5.000%, 9/1/2030
b,e
1,378,485
800,000 5.000%, 9/1/2031
b,e
813,866
Louisiana Stadium and Exposition
District Rev. Refg .
2,000,000 5.250%, 7/1/2053, Ser. A 2,183,980
1,500,000 5.000%, 7/1/2048, Ser. A 1,613,106
New Orleans, LA Aviation Board
Rev.
2,500,000
5.000%, 1/1/2040, Ser. B,
AMT 2,508,883
Port of New Orleans, LA Board of
Commissioners Port Fac. Rev.
Refg . (AGM Insured)
1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
b
1,533,512
Total 10,929,779
Principal
Amount Long-Term Fixed Income (99.2%) Value
Maine (0.1%)
Maine Health and Higher
Educational Fac. Auth. Rev.
Refg . (University of New
England)
$ 1,000,000 4.000%, 7/1/2046, Ser. A $ 929,683
Total 929,683
Maryland (0.5%)
Baltimore County, MD Rev. Refg .
(Oak Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 1,681,555
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
1,000,000 5.750%, 7/1/2053, Ser. A 1,087,086
1,325,000 6.000%, 7/1/2058, Ser. A 1,464,438
Maryland Health and Higher
Educational Fac. Auth. Rev.
(Loyola University)
1,000,000 5.000%, 10/1/2045 1,011,071
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg . (Frederick Health System)
200,000 4.000%, 7/1/2050 184,358
600,000 5.250%, 7/1/2053 634,643
200,000 4.000%, 7/1/2045 189,033
Total 6,252,184
Massachusetts (3.8%)
Massachusetts Bay Transportation
Auth. Sales Tax Rev. (NATL-RE
Insured)
5,000,000 5.500%, 7/1/2025, Ser. B
b
5,237,062
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
800,000 5.000%, 7/1/2052 795,430
Massachusetts Development
Finance Agency Rev. Refg .
(Boston Medical Center)
4,000,000 5.250%, 7/1/2052, Ser. G 4,189,565
Massachusetts Development
Finance Agency Rev. Refg .
(Northeastern University)
2,750,000 5.000%, 10/1/2044 3,052,704
Massachusetts Development
Finance Agency Rev. Refg .
( Southcoast Health System
Obligated Group)
500,000 4.000%, 7/1/2046, Ser. G 473,403
Massachusetts G.O.
11,125,000 5.000%, 9/1/2048, Ser. E 11,721,626
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
14,295,000 5.250%, 7/1/2033, Ser. L 17,580,653
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 6,019,242
Total 49,069,685

Municipal Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Michigan (2.9%)
Grand Valley State University, MI
General Rev. Refg .
$ 650,000 5.000%, 12/1/2029, Ser. B $ 661,023
Grand Valley State University, MI
Rev.
1,850,000 5.000%, 12/1/2031, Ser. A 1,902,559
Great Lakes Water Auth., MI
Sewage Disposal System Rev.
5,000,000 5.500%, 7/1/2052, Ser. B 5,425,752
Great Lakes Water Auth., MI Water
Supply System Rev.
10,000,000 5.000%, 7/1/2046, Ser. A 10,236,318
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg . (Calvin
University)
1,300,000 4.000%, 9/1/2050 1,141,455
2,110,000 4.000%, 9/1/2046 1,900,327
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 559,395
7,775,000 5.000%, 12/31/2043, AMT 7,836,015
5,110,000 5.000%, 6/30/2048, AMT 5,141,615
Saginaw, MI City School District
U.T.G.O.
2,500,000 4.000%, 5/1/2050 2,427,859
Total 37,232,318
Minnesota (3.7%)
Deephaven , MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,360,000 5.000%, 7/1/2043, Ser. A 2,245,573
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
2,500,000 5.250%, 6/15/2052, Ser. B 2,525,008
2,500,000 5.250%, 6/15/2047, Ser. B 2,550,535
Ham Lake, MN Charter School
Lease Rev. ( DaVinci Academy of
Arts and Science)
340,000 5.000%, 7/1/2036, Ser. A 329,914
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053
d
477,302
Minneapolis-St. Paul, MN
Metropolitan Airports
Commission Rev. Refg .
1,500,000 4.250%, 1/1/2052, Ser. A 1,473,833
1,045,000
5.250%, 1/1/2047, Ser. B,
AMT 1,114,079
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,500,000 5.000%, 10/1/2052, Ser. A 1,560,551
4,000,000 5.000%, 10/1/2052, Ser. B 4,161,468
1,000,000 5.000%, 10/1/2040 1,048,297
Minnesota Higher Education Fac.
Auth. Rev. Refg . ( Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 4,345,060
Principal
Amount Long-Term Fixed Income (99.2%) Value
Minnesota (3.7%) - continued
Minnesota Higher Education Fac.
Auth. Rev. Refg . (St. Catherine
University)
$ 1,015,000 5.000%, 10/1/2045, Ser. A $ 1,023,567
Minnesota Municipal Power Agency
Electric Rev.
200,000 5.000%, 10/1/2029 203,773
150,000 5.000%, 10/1/2030 152,795
200,000 5.000%, 10/1/2032 203,452
175,000 5.000%, 10/1/2033 177,900
1,500,000 5.000%, 10/1/2047 1,549,202
North Oaks, MN Senior Housing
Rev. Refg . (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 3,832,008
Rochester, MN Health Care Fac.
Rev. Refg . (Mayo Clinic)
3,000,000 5.000%, 11/15/2057 3,228,107
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 1,003,351
St. Paul, MN Housing &
Redevelopment Auth.
Health Care Fac. Rev. Refg .
(HealthPartners)
5,945,000 5.000%, 7/1/2032, Ser. A 6,080,212
St. Paul, MN Housing &
Redevelopment Auth. Health
Care Rev. Refg . (Fairview Health
Services)
6,945,000 5.000%, 11/15/2047, Ser. A 7,042,142
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg .
( Rossy & Richard Shaller Family
Sholom East Campus)
1,000,000 5.000%, 10/1/2043 813,362
Wayzata, MN Senior Housing Rev.
Refg . ( Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 468,258
Woodbury, MN Charter School
Lease Rev. Refg . (MSA Building
Company)
250,000 4.000%, 12/1/2050 202,289
Total 47,812,038
Mississippi (0.4%)
Medical Center Educational
Building Corporation Rev.
(Colony Park Teaching Campus)
5,000,000 4.000%, 6/1/2053, Ser. A 4,716,554
Total 4,716,554
Missouri (0.9%)
Kansas City, MO Industrial
Development Auth. Airport Rev.
(Kansas City International Airport
Terminal Modernization)
1,800,000
5.000%, 3/1/2046, Ser. B,
AMT 1,845,739

Municipal Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Missouri (0.9%) - continued
Kansas City, MO Industrial
Development Auth. Airport
Rev. (Kansas City International
Airport) (AGM Insured)
$ 5,000,000
4.000%, 3/1/2050, Ser. A,
AMT
b
$ 4,745,246
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg . (John Knox
Village)
1,200,000 5.000%, 8/15/2042, Ser. A 992,440
Missouri Health and Educational
Fac. Auth. Rev. Refg . (Lake
Regional Health System)
1,200,000 4.000%, 2/15/2051 1,035,122
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
2,750,000 6.000%, 10/1/2049
d
2,710,469
Total 11,329,016
Montana (0.6%)
Missoula, MT Water Systems Rev.
830,000 5.000%, 7/1/2038, Ser. A 891,737
800,000 5.000%, 7/1/2039, Ser. A 857,957
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
4,000,000 4.000%, 7/1/2050, Ser. A 3,207,964
1,000,000 4.000%, 7/1/2044 833,507
Montana Fac. Finance Auth. Health
Fac. Rev. Refg . (Bozeman
Deaconess Health Services
Obligated Group)
2,750,000 4.000%, 6/1/2045, Ser. A 2,530,659
Total 8,321,824
Nebraska (1.6%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
2,105,000 5.000%, 11/15/2047 2,143,720
Omaha, NE Public Power District
Electric Rev.
8,150,000 5.000%, 2/1/2045, Ser. A 8,212,901
Omaha, NE Public Power District
Electric Rev. Refg .
8,275,000 5.000%, 2/1/2042, Ser. A 8,745,832
Omaha, NE Sanitary Sewerage
System Rev.
1,340,000 5.000%, 11/15/2034 1,365,099
Total 20,467,552
Nevada (0.5%)
Carson City, NV Hospital Rev. Refg .
(Carson Tahoe Regional Medical
Center)
1,500,000 5.000%, 9/1/2042, Ser. A 1,515,971
3,250,000 5.000%, 9/1/2047, Ser. A 3,267,172
Principal
Amount Long-Term Fixed Income (99.2%) Value
Nevada (0.5%) - continued
Las Vegas, NV Convention and
Visitors Auth. Convention Center
Expansion and Renovation Rev.
$ 1,000,000 5.000%, 7/1/2049, Ser. A
a
$ 1,072,924
Total 5,856,067
New Hampshire (0.4%)
New Hampshire Health and
Education Fac. Auth. Rev.
5,000,000 5.000%, 8/1/2059, Ser. A 5,249,869
Total 5,249,869
New Jersey (2.8%)
Camden County, NJ Improvement
Auth. School Rev. ( Kipp : Cooper
Norcross Academy - 2022)
400,000 6.000%, 6/15/2052 422,675
750,000 6.000%, 6/15/2047 796,913
New Jersey Economic
Development Auth. Rev.
1,485,000 5.000%, 6/15/2043, Ser. EEE
e
1,650,650
2,515,000 5.000%, 6/15/2043, Ser. EEE 2,632,528
New Jersey Economic
Development Auth. Social Rev.
(School Improvements)
300,000
4.000%, 6/15/2050, Ser.
QQQ 285,999
New Jersey Health Care Fac.
Financing Auth. Rev. (RWJ
Barnabas Health)
3,015,000 4.000%, 7/1/2051, Ser. A 2,877,249
New Jersey Transportation Trust
Fund Auth. Rev.
10,000,000 4.000%, 6/15/2050, Ser. BB 9,457,004
500,000 5.500%, 6/15/2050, Ser. CC 551,761
1,000,000 5.250%, 6/15/2033, Ser. AA 1,032,572
1,645,000 5.250%, 6/15/2034, Ser. AA 1,696,513
New Jersey Transportation Trust
Fund Auth. Rev. Refg .
2,000,000 5.000%, 12/15/2039, Ser. A 2,123,338
New Jersey Turnpike Auth. Rev.
1,000,000 4.000%, 1/1/2051, Ser. A 977,826
Ocean County, NJ Utilities Auth.
Waste Water Rev. (NATL-RE
Insured)
3,180,000 5.250%, 1/1/2025
b
3,269,433
Tobacco Settlement Financing
Corporation, NJ Rev. Refg .
8,950,000 5.250%, 6/1/2046, Ser. A 9,285,146
Total 37,059,607
New York (10.5%)
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,370,914
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
345,000 5.750%, 6/1/2052
d
348,458
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
1,275,000 5.000%, 6/15/2052, Ser. A 1,178,020

Municipal Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
New York (10.5%) - continued
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
$ 1,075,000 5.500%, 6/15/2053, Ser. A
d
$ 1,054,826
Metropolitan Transportation Auth.,
NY Rev.
2,750,000 5.000%, 11/15/2045, Ser. A-2 2,959,243
Monroe County, NY Industrial
Development Corporation
Rev. (True North Rochester
Preparatory Charter School)
1,000,000 5.000%, 6/1/2050, Ser. A 984,800
New York City, NY G.O.
2,145,000 4.500%, 4/1/2036, Ser. L-3
c
2,145,000
2,250,000 4.500%, 5/1/2049, Ser. D-1 2,321,794
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
17,000,000 4.000%, 6/15/2051, Ser. AA-1 16,547,838
105,000
4.500%, 6/15/2035, Ser.
BB-2
c
105,000
8,000,000
5.000%, 6/15/2037, Ser.
DD-1 8,638,591
4,000,000 4.125%, 6/15/2047, Ser. DD 3,976,022
New York City, NY Transitional
Finance Auth. Future Tax
Secured Rev.
3,000,000 4.000%, 5/1/2053, Ser. A-1 2,903,229
19,000,000 5.000%, 2/1/2043, Ser. A 19,833,334
800,000 4.000%, 11/1/2045, Ser. D 786,979
New York Dormitory Auth. Personal
Income Tax Rev.
5,000,000 5.000%, 3/15/2039, Ser. C 5,039,168
New York Dormitory Auth. Personal
Income Tax Rev. Refg .
8,320,000 5.000%, 2/15/2043, Ser. B 8,765,775
10,000 5.000%, 2/15/2043, Ser. B
e
10,854
New York Dormitory Auth. Rev.
Refg . (Yeshiva University)
1,500,000 5.000%, 7/15/2050, Ser. A 1,492,446
2,200,000 5.000%, 7/15/2042, Ser. A 2,225,423
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
750,000 4.000%, 4/30/2053, AMT 635,463
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
775,000 5.000%, 1/1/2036, AMT 793,986
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
1,000,000 5.000%, 12/1/2039, AMT 1,048,064
1,000,000 5.000%, 12/1/2040, AMT 1,043,570
1,000,000 5.000%, 12/1/2041, AMT 1,039,858
600,000 5.000%, 12/1/2042, AMT 621,272
New York Urban Development
Corporation Rev.
15,000,000 4.000%, 3/15/2045, Ser. A 14,655,194
New York, NY G.O.
520,000 4.500%, 8/1/2034, Ser. E
c
520,000
Principal
Amount Long-Term Fixed Income (99.2%) Value
New York (10.5%) - continued
Port Auth. of New York & New
Jersey Rev.
$ 1,125,000
5.000%, 12/1/2024, Ser. 178,
AMT $ 1,129,816
2,500,000 5.000%, 9/1/2036 2,535,879
5,000,000 5.000%, 9/1/2039 5,057,446
Port Auth. of New York & New
Jersey Rev. Refg .
5,000,000
5.000%, 9/15/2034, Ser. 207,
AMT 5,274,998
1,715,000
5.000%, 9/15/2048, Ser. 207,
AMT 1,751,920
Triborough , NY Bridge & Tunnel
Auth. Rev.
2,550,000
5.000%, 11/15/2037, Ser.
2008-B-3 2,630,702
1,000,000 5.250%, 11/15/2045, Ser. A 1,023,548
Triborough , NY Bridge & Tunnel
Auth. Rev. (MTA Bridges &
Tunnels)
5,000,000 5.000%, 11/15/2049, Ser. A 5,282,967
Triborough , NY Bridge & Tunnel
Auth. Rev. Refg . (MTA Bridges &
Tunnels)
8,000,000 5.000%, 5/15/2057, Ser. A 8,630,086
Troy, NY Capital Resource
Corporation Rev. Refg .
(Rensselaer Polytecnic Institute)
750,000 5.000%, 9/1/2039, Ser. A 797,894
Total 137,160,377
North Carolina (1.1%)
Appalachian State University, NC
Rev.
2,510,000 5.000%, 5/1/2044 2,641,814
Charlotte, NC Airport Rev.
(Charlotte Douglas International
Airport)
1,500,000 5.000%, 7/1/2042, Ser. A 1,567,669
Charlotte, NC Airport Rev. Refg .
(Charlotte Douglas International
Airport)
2,500,000
4.250%, 7/1/2052, Ser. B,
AMT 2,435,933
Greater Asheville, NC Regional
Airport Auth. Rev. (AGM Insured)
750,000 5.250%, 7/1/2053, AMT
b
793,919
1,000,000 5.250%, 7/1/2048, AMT
b
1,069,509
North Carolina Medical Care
Commission Health Care Fac.
Rev. (Presbyterian Homes)
1,000,000 5.000%, 10/1/2050, Ser. A 959,772
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg . (Plantation Village,
Inc.)
1,500,000 4.000%, 1/1/2052, Ser. A 1,072,470
North Carolina Turnpike Auth. Rev.
(Triangle Expressway System)
(AGM Insured)
4,250,000 5.000%, 1/1/2049
b
4,386,949
Total 14,928,035

Municipal Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
North Dakota (0.4%)
Horace, ND Refg . Improvement
U.T.G.O.
$ 1,800,000 5.000%, 5/1/2048, Ser. A $ 1,770,310
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 3,921,310
Total 5,691,620
Ohio (4.0%)
Akron Bath and Copley Joint
Township, OH Hospital Fac. Rev.
Refg . (Summa Health System)
1,600,000 4.000%, 11/15/2037 1,468,117
American Municipal Power
Ohio, Inc. Rev. (Greenup
Hydroelectric)
1,000,000 5.000%, 2/15/2041, Ser. A 1,016,330
Bowling Green State University, OH
Rev. Refg .
500,000 4.000%, 6/1/2045, Ser. A 475,803
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg .
14,520,000 5.000%, 6/1/2055, Ser. B-2 13,495,207
Hamilton County, OH Hospital
Fac. Rev. Refg . ( TriHealth , Inc.
Obligated Group)
1,500,000 4.000%, 8/15/2050, Ser. A 1,352,054
Montgomery County, OH Hospital
Fac. Improvement Rev. Refg .
(Kettering Health Network
Obligated Group)
800,000 4.000%, 8/1/2051 732,096
Ohio Higher Educational Fac.
Commission Rev. (Dayton
University)
2,565,000 5.000%, 12/1/2035, Ser. A 2,647,009
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,143,592
Ohio Higher Educational Fac.
Commission Rev. Refg .
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,440,791
Ohio Hospital Rev. Refg . (University
Hospitals Health System, Inc.)
4,000,000 5.000%, 1/15/2050, Ser. A 4,134,788
Ohio Turnpike Commission Rev.
8,945,000 5.700%, 2/15/2034, Ser. A-4 10,663,996
Ohio Turnpike Commission Rev.
Refg . (NATL-RE Insured)
10,000,000 5.500%, 2/15/2026, Ser. A
b
10,486,663
Total 52,056,446
Oklahoma (0.8%)
Oklahoma Turnpike Auth. Rev.
2,500,000 5.000%, 1/1/2042, Ser. A 2,563,057
5,665,000 5.000%, 1/1/2047, Ser. C 5,879,704
Oklahoma Water Resources Board
Loan Program Rev.
2,005,000 5.000%, 10/1/2040, Ser. A 2,084,093
Total 10,526,854
Principal
Amount Long-Term Fixed Income (99.2%) Value
Oregon (1.6%)
Clackamas and Washington
Counties, OR Joint School
District No. 3 G.O. (West Linn-
Wilsonville Schools)
$ 700,000
Zero Coupon, 6/15/2040,
Ser. A $ 324,793
Clackamas County, OR School
District U.T.G.O.
3,500,000 5.000%, 6/15/2049, Ser. B 3,701,397
Multnomah & Clackamas Counties,
OR School District G.O.
520,000
Zero Coupon, 6/15/2035,
Ser. A 325,979
Port of Portland, OR Airport Rev.
(Portland International Airport)
5,000,000
5.000%, 7/1/2052, Ser. 28,
AMT 5,201,301
Port of Portland, OR Airport Rev.
Refg . (Portland International
Airport)
1,025,000 5.000%, 7/1/2035, Ser. 23 1,053,990
4,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT 4,916,863
Salem, OR Hospital Fac. Auth. Rev.
Refg . (Capital Manor)
400,000 4.000%, 5/15/2057 288,563
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR G.O.
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,259,022
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg . (Pelton-
Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
d
856,499
Total 20,928,407
Pennsylvania (2.6%)
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
1,650,000
5.000%, 1/1/2051, Ser. A,
AMT 1,698,112
Allegheny County, PA Hospital
Development Auth. Rev. Refg .
(University of Pittsburgh Medical
Center)
1,500,000 5.000%, 7/15/2034, Ser. A 1,640,502
Berks County, PA Industrial
Development Auth. Healthcare
Fac. Rev. Refg . (Highlands at
Wyomissing)
460,000 5.000%, 5/15/2043
e
482,239
410,000 5.000%, 5/15/2048
e
429,821
Cumberland County, PA Municipal
Auth. Rev. ( Diakon Lutheran
Social Ministries)
670,000 5.000%, 1/1/2038 670,604
550,000 5.000%, 1/1/2038
e
562,969
Cumberland County, PA Municipal
Auth. Rev. Refg . ( Diakon
Lutheran Social Ministries)
130,000 5.000%, 1/1/2038
e
133,065

Municipal Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Pennsylvania (2.6%) - continued
Pennsylvania Economic
Development Financing Auth.
Rev. ( Penndot Major Bridges
Package One)
$ 1,500,000 6.000%, 6/30/2061, AMT $ 1,673,444
Pennsylvania Economic
Development Financing Auth.
Rev. Refg . (Presbyterian Senior
Living)
1,000,000 4.000%, 7/1/2046 807,019
Pennsylvania Economic
Development Financing Auth.
Rev. Refg . (UPMC)
2,000,000 5.000%, 2/15/2047, Ser. A 2,113,076
Pennsylvania Turnpike Commission
Turnpike Rev.
1,000,000 4.000%, 12/1/2050, Ser. A 956,105
3,000,000 5.000%, 12/1/2040, Ser. B 3,085,209
4,950,000 5.000%, 12/1/2046, Ser. A-1 5,089,035
Pennsylvania Turnpike Commission
Turnpike Rev. (AGM Insured)
10,440,000 6.250%, 6/1/2033, Ser. C
b
11,382,298
Pennsylvania Turnpike Commission
Turnpike Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
b
2,726,741
Total 33,450,239
Puerto Rico (0.5%)
Puerto Rico Sales Tax Financing
Corporation Rev.
1,000,000 4.750%, 7/1/2053, Ser. A-1 946,982
5,296,000 4.550%, 7/1/2040, Ser. A-1 5,119,642
Total 6,066,624
South Carolina (0.6%)
South Carolina Jobs Economic
Development Auth. Hospital Fac.
Rev. Refg . (Bon Secours Mercy
Health, Inc.)
2,000,000 5.000%, 12/1/2046, Ser. A 2,105,017
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
1,460,000 5.000%, 4/1/2054, Ser. A 1,236,552
South Carolina Jobs Economic
Development Auth. Rev. (Furman
University)
2,500,000 4.000%, 4/1/2052, Ser. A 2,299,540
South Carolina Jobs Economic
Development Auth. Rev. Refg .
(Life Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 1,889,722
Total 7,530,831
South Dakota (0.1%)
Lincoln County, SD Economic
Development Rev. ( Augustana
College Association)
850,000 4.000%, 8/1/2051 684,228
Principal
Amount Long-Term Fixed Income (99.2%) Value
South Dakota (0.1%) - continued
South Dakota Board of Regents
Housing & Auxiliary Fac. System
Rev.
$ 1,000,000 5.000%, 4/1/2033, Ser. B $ 1,015,199
Total 1,699,427
Tennessee (0.2%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational
Fac. Rev. ( Trevecca Nazarene
University)
1,430,000 4.000%, 10/1/2051, Ser. B 1,139,762
Metropolitan Nashville, TN Airport
Auth. Rev.
1,000,000
5.500%, 7/1/2052, Ser. B,
AMT 1,094,435
Total 2,234,197
Texas (11.7%)
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
3,180,000 4.000%, 8/15/2055, Ser. A
b
2,892,535
Austin, TX Airport System Rev.
1,000,000 5.000%, 11/15/2052, AMT 1,045,468
Central Texas Regional Mobility
Auth. Rev.
1,000,000 4.000%, 1/1/2051, Ser. B 909,650
500,000 5.000%, 1/1/2045, Ser. E 521,640
1,000,000 5.000%, 1/1/2046, Ser. B 1,047,262
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools)
1,000,000 5.000%, 8/15/2042 1,000,384
2,000,000 6.000%, 8/15/2043 2,002,881
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools) (PSF-
GTD Insured)
3,000,000 4.000%, 8/15/2050, Ser. T
b
2,863,674
1,000,000 5.000%, 8/15/2036, Ser. A
b
1,031,115
4,605,000 5.000%, 8/15/2039
b
4,641,601
2,000,000 5.000%, 8/15/2046, Ser. A
b
2,027,894
Clifton, TX Higher Education
Finance Corporation Education
Rev. (International Leadership of
Texas, Inc.) (PSF-GTD Insured)
3,500,000 4.250%, 8/15/2052
b
3,472,231
Dallas and Fort Worth, TX
International Airport Rev. Refg .
4,000,000 5.250%, 11/1/2033, Ser. F 4,017,344
2,000,000 4.000%, 11/1/2045, Ser. B 1,944,688
Denton, TX Independent School
District U.T.G.O. (PSF-GTD
Insured)
2,580,000 5.000%, 8/15/2053
a,b
2,811,075
Georgetown, TX Utility System Rev.
(AGM Insured)
7,000,000 4.250%, 8/15/2047
b
7,030,395

Municipal Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Texas (11.7%) - continued
Greater Texoma , TX Utility Auth.
Contract Rev. (City of Sherman)
(AGM Insured)
$ 6,000,000 4.250%, 10/1/2053
b
$ 5,820,524
Gulf Coast, TX Waste Disposal
Auth. Environmental Fac. Rev.
(ExxonMobil)
720,000 4.520%, 9/1/2025, AMT 720,000
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
295,000 5.000%, 1/1/2033, Ser. A 270,417
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg . (Memorial
Hermann Health System)
7,000,000 4.125%, 7/1/2052, Ser. A 6,700,446
Harris County, TX Industrial
Development Corporation
Pollution Control Rev. (Exxon)
300,000 4.550%, 3/1/2024 300,000
Hidalgo County, TX Regional
Mobility Auth. Toll & Vehicle
Registration Rev.
400,000 4.000%, 12/1/2041, Ser. A 364,908
Houston, TX Airport System Rev.
Refg . (AGM Insured)
5,250,000
4.500%, 7/1/2053, Ser. A,
AMT
b
5,164,621
3,000,000
5.250%, 7/1/2053, Ser. A,
AMT
b
3,212,845
Houston, TX Water and Sewer
System Rev. Refg . (AGM
Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
b,e
12,576,041
Irving, TX Rev. Refg .
2,325,000 5.000%, 8/15/2043 2,346,329
Lake Travis, TX Independent
School District U.T.G.O. Refg .
(PSF-GTD Insured)
1,000,000 5.000%, 2/15/2031
b
1,075,564
Lower Colorado River, TX Auth.
Rev. Refg . (LCRA Transmission
Services Corporation) (AGM
Insured)
6,000,000 5.500%, 5/15/2053
b
6,660,651
2,000,000 5.500%, 5/15/2048
b
2,233,199
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
1,500,000 5.750%, 7/15/2052 1,390,726
New Hope Cultural Education
Fac. Finance Corporation, TX
Student Housing Rev. (Collegiate
Housing College Station I, LLC -
Texas A&M University)
1,000,000 5.000%, 4/1/2029, Ser. A 994,095
Principal
Amount Long-Term Fixed Income (99.2%) Value
Texas (11.7%) - continued
North East Independent School
District, Bexar County, TX
U.T.G.O. Refg . (PSF-GTD
Insured)
$ 5,000,000 5.250%, 2/1/2028
b
$ 5,491,076
2,000,000 5.250%, 2/1/2029
b
2,244,742
North Texas Tollway Auth. System
Rev. Refg . (AGC Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
b
4,304,563
Port Freeport, TX Rev.
3,700,000
5.000%, 6/1/2049, Ser. A,
AMT 3,773,398
Red River Education Finance
Corporation, TX Higher
Education Rev. Refg . (St.
Edwards University)
2,130,000 5.000%, 6/1/2046 2,056,862
San Antonio, TX Education Fac.
Corporation Rev. (Hallmark
University)
280,000 5.000%, 10/1/2031, Ser. A 267,501
San Antonio, TX Electric and Gas
Systems Rev. Refg .
3,000,000 5.500%, 2/1/2050, Ser. A 3,409,102
San Antonio, TX Water System Rev.
7,875,000 5.000%, 5/15/2039, Ser. A 8,395,812
Southwest Texas Higher Education
Auth. Rev. Refg . (Southern
Methodist University)
600,000 5.000%, 10/1/2039 632,030
600,000 5.000%, 10/1/2040 631,136
700,000 5.000%, 10/1/2041 735,281
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
500,000 5.000%, 11/15/2051, Ser. D 525,676
750,000 5.500%, 11/15/2047, Ser. D 824,004
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. Refg .
( Hendrick Medical Center)
2,640,000 5.000%, 9/1/2030 2,685,330
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg . (Trinity
Terrace)
765,000 5.000%, 10/1/2044, Ser. A-1 748,351
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg .
1,000,000 5.000%, 12/15/2031 1,035,466
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
15,380,000 5.000%, 6/30/2058, AMT 15,528,142
Texas Private Activity Bond Surface
Transportation Corporation Rev.
Refg . (LBJ Infrastructure Group,
LLC)
500,000 4.000%, 12/31/2039, Ser. A 467,517
4,275,000 4.000%, 6/30/2040, Ser. A 3,968,921

Municipal Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Texas (11.7%) - continued
Texas Technical College System
Rev. (Financing System
Improvement) (AGM Insured)
$ 3,000,000 6.000%, 8/1/2054, Ser. A
b
$ 3,427,615
Waco, TX Educational Finance
Corporation Rev. (Baylor
University)
2,605,000 4.000%, 3/1/2051 2,389,929
Total 152,632,657
Utah (2.0%)
Black Desert Public Infrastructure
District, UT L.T.G.O.
1,500,000 4.000%, 3/1/2051, Ser. A
d
1,137,327
Intermountain Power Agency, UT
Power Supply Rev. Refg .
250,000 5.000%, 7/1/2044, Ser. A 272,654
2,000,000 5.000%, 7/1/2045, Ser. A 2,176,616
Jordan Valley, UT Water
Conservancy District Rev.
3,420,000 5.000%, 10/1/2044, Ser. A 3,648,647
3,000,000 5.000%, 10/1/2049, Ser. A 3,182,098
Lehi, UT Franchise and Sales Tax
Rev. (Broadband) (AGM Insured)
1,825,000 4.000%, 2/1/2048
b
1,722,433
Orem, UT G.O.
6,880,000 5.000%, 12/1/2046 7,391,565
Salt Lake City, UT Airport Rev.
1,000,000
5.000%, 7/1/2042, Ser. A,
AMT 1,020,993
1,125,000
5.250%, 7/1/2048, Ser. A,
AMT
a
1,210,700
1,000,000
5.250%, 7/1/2048, Ser. A,
AMT 1,039,945
Utah Charter School Finance Auth.
Rev. (Utah Charter Acadamies )
800,000 5.000%, 10/15/2048 811,202
Utah County, UT Hospital Rev. (IHC
Health Services, Inc.)
1,000,000 4.000%, 5/15/2043, Ser. A 983,472
1,610,000 5.000%, 5/15/2045, Ser. A 1,620,352
Total 26,218,004
Vermont (0.3%)
Vermont Educational & Health
Buildings Financing Agency
Rev. Refg . (University of Vermont
Medical Center)
3,000,000 5.000%, 12/1/2035, Ser. A 3,110,644
1,000,000 5.000%, 12/1/2036, Ser. A 1,033,122
Total 4,143,766
Virginia (2.3%)
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. Refg . ( Inova Health System)
5,000,000 4.000%, 5/15/2042 5,007,457
Roanoke, VA Economic
Development Auth. Hospital Rev.
Refg . ( Carilion Clinic Obligated
Group)
5,000,000 4.000%, 7/1/2051, Ser. A 4,732,574
Principal
Amount Long-Term Fixed Income (99.2%) Value
Virginia (2.3%) - continued
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
$ 610,000 5.000%, 12/31/2047, AMT $ 616,878
6,575,000 5.000%, 12/31/2049, AMT 6,639,772
10,610,000 5.000%, 12/31/2052, AMT 10,703,213
Virginia Small Business Financing
Auth. Rev. Refg . (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 446,283
Virginia Small Business Financing
Auth. Rev. Refg . (Elizabeth River
Crossings OpCo , LLC)
500,000 4.000%, 1/1/2039, AMT 470,999
1,000,000 4.000%, 1/1/2040, AMT 933,096
Total 29,550,272
Washington (1.5%)
FYI Properties, WA Lease Rev.
Refg . (Washington DIS)
5,000,000 5.000%, 6/1/2038 5,322,372
Grant County, WA Public Hospital
District No. 2 U.T.G.O. (Quincy
Valley Medical Center)
3,250,000 5.000%, 12/1/2044 3,305,603
Kalispel Tribe of Indians, WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
*,d
770,075
Port of Seattle, WA Rev.
1,000,000 5.000%, 4/1/2044, AMT 1,037,355
Snohomish County, WA Edmonds
School District No. 15 U.T.G.O.
1,000,000 5.000%, 12/1/2033 1,012,338
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 3,094,040
Washington Health Care Fac.
Auth. Rev. (Seattle Cancer Care
Alliance)
650,000 4.000%, 12/1/2045
d
608,662
Washington Health Care Fac. Auth.
Rev. Refg . (Seattle Cancer Care
Alliance)
2,000,000 4.000%, 9/1/2050 1,825,556
2,000,000 5.000%, 9/1/2055, Ser. 2020 2,080,845
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
500,000 4.000%, 5/1/2050 460,505
450,000 4.000%, 5/1/2045 426,635
Total 19,943,986
West Virginia (1.4%)
West Virginia Hospital Finance
Auth. Rev. (West Virginia
University Health System
Obligated Group)
2,000,000 4.375%, 6/1/2053, Ser. A 1,946,123
2,000,000 4.250%, 6/1/2047, Ser. A 1,954,553
West Virginia Parkways Auth.
Turnpike Toll Rev.
10,000,000 4.000%, 6/1/2051 9,597,965
West Virginia University Rev.
5,000,000 5.000%, 10/1/2049, Ser. A 5,290,956
Total 18,789,597

Municipal Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Wisconsin (2.6%)
Public Finance Auth., WI Hospital
Rev. Refg . ( WakeMed Hospital)
$ 2,000,000 5.000%, 10/1/2044, Ser. A $ 2,062,520
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
1,000,000 5.000%, 2/1/2052, Ser. A 992,870
Public Finance Auth., WI Proj .
Rev. (CFP3 - Eastern Michigan
University Student Housing)
(BAM Insured)
1,000,000 5.500%, 7/1/2052, Ser. A-1
b
1,103,816
Public Finance Auth., WI Retirement
Communities Rev. (Acts
Retirement - Life Communities,
Inc.)
3,000,000 5.000%, 11/15/2041, Ser. A 2,888,394
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
400,000 5.250%, 7/1/2053, AMT 398,759
920,000 5.500%, 7/1/2043, AMT 960,499
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
2,500,000 4.000%, 3/31/2056, AMT 2,007,417
4,000,000 4.000%, 9/30/2051, AMT 3,288,082
Wisconsin Health & Educational
Fac. Auth. Rev. ( Bellin Memorial
Hospital, Inc.)
1,250,000 5.500%, 12/1/2052, Ser. A 1,352,479
Wisconsin Health & Educational
Fac. Auth. Rev. ( Thedacare , Inc.)
1,195,000 5.000%, 12/15/2039 1,204,738
Wisconsin Health & Educational
Fac. Auth. Rev. (Three Pillars
Senior Living Communities)
1,000,000 4.000%, 8/15/2055, Ser. A 738,185
Wisconsin Health & Educational
Fac. Auth. Rev. Refg . (Ascension
Health Credit Group)
9,275,000 5.000%, 11/15/2039, Ser. A 9,490,507
Wisconsin Health & Educational
Fac. Auth. Rev. Refg .
(Benevolent Corporation Cedar
Community)
870,000 5.000%, 6/1/2037 790,458
Wisconsin Health & Educational
Fac. Auth. Rev. Refg . (Marquette
University)
5,000,000 5.000%, 10/1/2041 5,146,643
Wisconsin Health & Educational
Fac. Auth. Rev. Refg . (Marshfield
Clinic Health Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 1,936,887
Total 34,362,254
Wyoming (<0.1%)
Lincoln County, WY Pollution
Control Rev. Refg . (ExxonMobil)
100,000 4.500%, 10/1/2044 100,000
Total 100,000
Total Long-Term Fixed Income
(cost $1,333,013,635) 1,293,663,853
Principal
Amount Short-Term Investments ( 0.3% )
g
Value
Federal Home Loan Bank Discount
Notes
$ 3,250,000 5.200%, 8/1/2023 $ 3,250,000
300,000 5.160%, 8/16/2023
h
299,367
900,000 5.270%, 10/25/2023
h
889,202
Total Short-Term Investments
(cost $4,438,156) 4,438,569
Total Investments
(cost $1,337,451,791) 99.5% $1,298,102,422
Other Assets and Liabilities,
Net 0.5% 6,410,256
Total Net Assets 100.0% $1,304,512,678
a Denotes investments purchased on a when-issued or
delayed-delivery basis.
b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
c Denotes variable rate securities. The rate shown is as of
July 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2023, the value of these investments was $17,881,582 or 1.4% of
total net assets.
e Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
f Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2023.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Municipal
Bond Fund as of July 31, 2023 was $770,075 or 0.06% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2023.
Security
Acquisition
Date Cost
Kalispel Tribe of Indians, WA
Rev., 1/1/2038 5/17/2018 $ 737,322

Municipal Bond Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
FGIC - Federal Guaranty Insurance Company
G.O. - General Obligation
L.T.G.O. - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj . - Project
PSF-GTD - Permanent School Fund Guarantee Program
Refg . - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 239,136,670 – 239,136,670 –
Electric Revenue 42,220,344 – 42,220,344 –
Escrowed/Pre-refunded 33,497,827 – 33,497,827 –
General Obligation 92,958,607 – 92,958,607 –
Health Care 241,203,140 – 241,203,140 –
Housing Finance 18,990,762 – 18,990,762 –
Industrial Development Revenue 26,520,276 – 26,520,276 –
Other Revenue 58,484,979 – 58,484,979 –
Tax Revenue 87,917,708 – 87,917,708 –
Transportation 336,333,338 – 336,333,338 –
Water & Sewer 116,400,202 – 116,400,202 –
Short-Term Investments 4,438,569 – 4,438,569 –
Total Investments at Value $1,298,102,422 $– $1,298,102,422 $–
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Municipal Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 978,554 978,554 – –
Total Liability Derivatives $978,554 $978,554 $– $–
The following table presents Municipal Bond Fund's futures contracts held as of July 31, 2023. Investments and/or cash totaling $1,188,569 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT U.S. Long Bond 170 September 2023 $ 21,696,576 ( $ 542,201)
Ultra 10-Yr. U.S. Treasury Note 150 September 2023 17,984,010 (436,353)
Total Futures Long Contracts $ 39,680,586 ( $ 978,554)
Total Futures Contracts $ 39,680,586 ($978,554)

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 7.6% )
a
Value
Basic Materials (0.3%)
Arsenal AIC Parent, LLC, Term
Loan
$ 168,712
0.000%,  (TSFR1M +
4.500%), 7/27/2030
b,c,d
$ 168,536
Asplundh Tree Expert, LLC, Term
Loan
309,612
7.169%,  (LIBOR 1M +
1.750%), 9/4/2027
d
309,250
Grinding Media, Inc., Term Loan
177,533
9.530%,  (LIBOR 1M +
4.000%), 10/12/2028
d
173,538
Hyperion Materials &
Technologies, Inc., Term Loan
157,247
9.704%,  (LIBOR 3M +
4.250%), 8/30/2028
d
156,460
INEOS US Petrochem, LLC, Term
Loan
451,544
8.183%,  (LIBOR 1M +
2.750%), 1/29/2026
d
447,169
Lummus Technology Holdings V,
LLC, Term Loan
162,247
8.933%,  (LIBOR 1M +
3.500%), 6/30/2027
d
161,243
Nouryon USA, LLC, Term Loan
305,544
8.068%,  (LIBOR 3M +
2.750%), 10/1/2025
d
304,398
Spectrum Group Buyer, Inc., Term
Loan
160,488
11.953%,  (TSFR1M +
6.500%), 5/19/2028
d
153,400
Total 1,873,994
Capital Goods (0.8%)
Ali Group North America
Corporation, Term Loan
239,838
7.433%,  (TSFR1M +
2.000%), 7/22/2029
d
239,763
Berry Global, Inc., Term Loan
289,328
7.280%,  (LIBOR 1M +
1.750%), 7/1/2026
d
289,013
Brookfield WEC Holdings, Inc.,
Term Loan
385,038
8.183%,  (LIBOR 1M +
2.750%), 8/1/2025
d
384,283
BW Holding, Inc., Term Loan
167,393
9.414%,  (LIBOR 1M +
4.000%), 12/14/2028
d
152,209
Chart Industries, Inc., Term Loan
93,104
9.105%,  (TSFR1M +
3.750%), 3/17/2030
d
93,104
Charter Next Generation, Inc.,
Term Loan
317,317
9.183%,  (LIBOR 1M +
3.750%), 12/1/2027
d
315,686
Clydesdale Acquisition Holdings,
Inc., Term Loan
446,616
9.594%,  (TSFR1M +
4.175%), 4/13/2029
d
442,191
Cornerstone Building Brands, Inc.,
Term Loan
453,480
8.572%,  (LIBOR 1M +
3.250%), 4/12/2028
d
437,441
Principal
Amount Bank Loans (7.6%)
a
Value
Capital Goods (0.8%) - continued
Emerald Debt Merger Sub, LLC,
Term Loan
$ 357,413
8.264%,  (TSFR1M +
3.000%), 5/31/2030
d
$ 357,370
Foley Products Company, LLC,
Term Loan
157,626
10.142%,  (SOFRRATE +
4.750%), 2/16/2029
d
155,853
Ingersoll-Rand Services Company,
Term Loan
258,992
7.169%,  (LIBOR 1M +
1.750%), 2/28/2027
d
258,767
Quikrete Holdings, Inc., Term Loan
512,021
8.058%,  (LIBOR 1M +
2.625%), 1/31/2027
d
511,114
Smyrna Ready Mix Concrete, LLC,
Term Loan
340,587
9.669%,  (TSFR1M +
4.250%), 4/1/2029
d
340,376
TK Elevator U.S. Newco, Inc., Term
Loan
264,010
8.160%,  (LIBOR 6M +
3.500%), 7/31/2027
d
262,856
TransDigm, Inc., Term Loan
764,883
8.492%,  (TSFR1M +
3.250%), 8/24/2028
b,c,d
765,120
Vertiv Group Corporation, Term
Loan
259,008
7.977%,  (LIBOR 1M +
2.750%), 3/2/2027
d
258,917
Total 5,264,063
Communications Services (1.1%)
Altice France SA/France, Term
Loan
539,237
10.808%,  (TSFR1M +
5.500%), 8/31/2028
d
443,522
CCI Buyer, Inc., Term Loan
208,401
9.242%,  (LIBOR 3M +
4.000%), 12/17/2027
d
203,756
Cengage Learning, Inc., Term
Loan
172,461
10.323%,  (LIBOR 3M +
4.750%), 7/14/2026
d
170,462
Charter Communications
Operating, LLC, Term Loan
648,943
7.115%,  (LIBOR 1M +
1.750%), 2/1/2027
d
643,998
Clear Channel Outdoor Holdings,
Inc., Term Loan
481,800
9.131%,  (LIBOR 3M +
3.500%), 8/23/2026
d
465,916
Crown Subsea Communications
Holding, Inc., Term Loan
158,444
10.227%,  (LIBOR 1M +
5.000%), 4/27/2027
d
158,544
249,986
10.477%,  (TSFR1M +
5.250%), 4/27/2027
d
250,091
CSC Holdings, LLC, Term Loan
259,029
7.836%,  (LIBOR 1M +
2.500%), 4/15/2027
d
225,262

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (7.6%)
a
Value
Communications Services (1.1%) - continued
DIRECTV Financing, LLC, Term
Loan
$ 600,962
10.433%,  (LIBOR 1M +
5.000%), 8/2/2027
d
$ 596,551
Intelsat Jackson Holdings SA,
Term Loan
330,016
9.443%,  (TSFR6M +
4.250%), 2/1/2029
d
329,145
Level 3 Financing, Inc., Term Loan
271,000
7.183%,  (LIBOR 1M +
1.750%), 3/1/2027
d
254,260
Lumen Technologies, Inc., Term
Loan
333,159
7.683%,  (LIBOR 3M +
2.250%), 3/15/2027
d
231,672
McGraw-Hill Education, Inc., Term
Loan
236,500
0.000%,  (LIBOR 1M +
4.750%), 7/30/2028
b,c,d
229,464
MH Sub I, LLC, Term Loan
426,731
9.569%,  (TSFR1M +
4.250%), 5/3/2028
d
410,861
NEP Group, Inc., Term Loan
172,423
8.683%,  (LIBOR 1M +
3.250%), 10/20/2025
d
158,672
Nexstar Media, Inc., Term Loan
338,722
7.933%,  (LIBOR 1M +
2.500%), 9/18/2026
d
338,404
Playtika Holding Corporation, Term
Loan
208,401
8.183%,  (LIBOR 1M +
2.750%), 3/11/2028
d
207,478
Radiate Holdco, LLC, Term Loan
358,144
8.683%,  (LIBOR 1M +
3.250%), 9/25/2026
d
300,780
RLG Holdings, LLC, Term Loan
167,392
9.683%,  (LIBOR 1M +
4.250%), 7/8/2028
d
160,517
SBA Senior Finance II, LLC, Term
Loan
511,958
7.169%,  (LIBOR 1M +
1.750%), 4/11/2025
d
511,293
UPC Financing Partnership, Term
Loan
158,000
8.261%,  (LIBOR 1M +
2.925%), 1/31/2029
d
153,734
Virgin Media Bristol, LLC, Term
Loan
393,000
7.836%,  (LIBOR 1M +
2.500%), 1/31/2028
d
382,291
Zayo Group Holdings, Inc., Term
Loan
327,072
9.644%,  (TSFR1M +
4.325%), 3/9/2027
d
249,768
Ziggo Financing Partnership, Term
Loan
266,000
7.836%,  (LIBOR 1M +
2.500%), 4/30/2028
d
258,464
Total 7,334,905
Consumer Cyclical (1.4%)
1011778 B.C., ULC, Term Loan
643,995
7.183%,  (LIBOR 1M +
1.750%), 11/19/2026
d
639,268
Principal
Amount Bank Loans (7.6%)
a
Value
Consumer Cyclical (1.4%) - continued
AlixPartners, LLP, Term Loan
$ 301,133
8.183%,  (LIBOR 1M +
2.750%), 2/4/2028
b,c,d
$ 300,570
Allied Universal Holdco, LLC, Term
Loan
644,083
9.169%,  (LIBOR 1M +
3.750%), 5/14/2028
d
619,821
Alterra Mountain Company, Term
Loan
202,454
8.933%,  (LIBOR 1M +
3.500%), 8/17/2028
d
202,033
Arches Buyer, Inc., Term Loan
110,857
8.669%,  (LIBOR 1M +
3.250%), 12/6/2027
d
107,324
Belron Luxembourg SARL, Term
Loan
159,000
8.160%,  (TSFR1M +
2.750%), 4/13/2029
d
158,901
Caesars Entertainment, Inc., Term
Loan
420,945
8.669%,  (TSFR1M +
3.250%), 2/6/2030
d
420,659
Carnival Corporation, Term Loan
512,101
8.683%,  (LIBOR 1M +
3.250%), 10/18/2028
d
509,863
Cinemark USA, Inc., Term Loan
187,806
9.045%,  (TSFR1M +
3.750%), 5/24/2030
d
186,946
Clarios Global, LP, Term Loan
384,058
9.069%,  (TSFR1M +
3.750%), 5/4/2030
d
383,674
Crocs, Inc., Term Loan
158,927
8.896%,  (TSFR1M +
3.500%), 2/19/2029
d
159,076
Delta 2 Lux SARL, Term Loan
383,000
8.319%,  (TSFR1M +
3.000%), 1/15/2030
d
383,000
Ensemble RCM, LLC, Term Loan
161,580
9.219%,  (TSFR1M +
3.750%), 8/1/2026
b,c,d
161,328
Fertitta Entertainment, LLC/NV,
Term Loan
156,809
9.319%,  (TSFR1M +
4.000%), 1/27/2029
d
154,976
First Brands Group, LLC, Term
Loan
216,891
10.881%,  (TSFR6M +
5.000%), 3/30/2027
d
214,134
Go Daddy Operating Company,
LLC, Term Loan
254,720
7.819%,  (TSFR1M +
2.500%), 11/10/2029
d
254,942
Great Outdoors Group, LLC, Term
Loan
360,250
9.183%,  (LIBOR 1M +
3.750%), 3/5/2028
d
358,841
Harbor Freight Tools USA, Inc.,
Term Loan
319,536
8.183%,  (LIBOR 1M +
2.750%), 10/19/2027
d
316,372
Hilton Worldwide Finance, LLC,
Term Loan
388,000
7.148%,  (LIBOR 1M +
1.750%), 6/21/2026
d
387,418

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (7.6%)
a
Value
Consumer Cyclical (1.4%) - continued
IRB Holding Corporation, Term
Loan
$ 371,121
8.419%,  (TSFR1M +
3.000%), 12/15/2027
d
$ 368,894
Petco Health & Wellness
Company, Inc., Term Loan
172,570
8.754%,  (LIBOR 3M +
3.250%), 3/4/2028
d
171,873
PetSmart, LLC, Term Loan
507,228
9.169%,  (LIBOR 1M +
3.750%), 2/12/2028
d
506,411
Pilot Travel Centers, LLC, Term
Loan
433,457
7.419%,  (TSFR1M +
2.000%), 8/6/2028
d
432,607
Prime Security Services Borrower,
LLC, Term Loan
517,033
7.978%,  (LIBOR 1M +
2.750%), 9/23/2026
d
516,170
Scientific Games Holdings, LP,
Term Loan
264,005
8.768%,  (TSFR1M +
3.500%), 4/4/2029
d
260,502
Scientific Games International,
Inc., Term Loan
390,045
8.302%,  (TSFR1M +
3.000%), 4/14/2029
d
388,887
Staples, Inc., Term Loan
142,369
9.799%,  (LIBOR 3M +
4.500%), 9/12/2024
d
140,208
254,231
10.299%,  (LIBOR 3M +
5.000%), 4/12/2026
d
217,833
Stars Group Holdings BV, Term
Loan
151,841
7.754%,  (LIBOR 3M +
2.250%), 7/21/2026
d
151,651
Uber Technologies, Inc., Term
Loan
200,132
8.018%,  (TSFR1M +
2.750%), 3/3/2030
d
200,090
UFC Holdings, LLC, Term Loan
254,214
8.369%,  (LIBOR 3M +
2.750%), 4/29/2026
d
253,754
Total 9,528,026
Consumer Non-Cyclical (1.1%)
AI Aqua Merger Sub, Inc., Term
Loan
507,267
8.944%,  (TSFR1M +
3.750%), 7/30/2028
d
500,165
Alltech, Inc., Term Loan
157,247
9.433%,  (LIBOR 1M +
4.000%), 10/15/2028
d
151,546
Amneal Pharmaceuticals, LLC,
Term Loan
286,000
8.933%,  (LIBOR 1M +
3.500%), 5/4/2025
b,c,d
271,342
Aramark Services, Inc., Term Loan
191,489
7.933%,  (TSFR1M +
2.500%), 6/22/2030
d
190,771
Bausch + Lomb Corporation, Term
Loan
405,925
8.592%,  (TSFR1M +
3.250%), 5/10/2027
d
396,134
Principal
Amount Bank Loans (7.6%)
a
Value
Consumer Non-Cyclical (1.1%) - continued
Chobani, LLC, Term Loan
$ 162,303
8.933%,  (LIBOR 1M +
3.500%), 10/23/2027
d
$ 162,050
DaVita, Inc., Term Loan
130,354
7.183%,  (LIBOR 1M +
1.750%), 8/12/2026
d
128,715
Elanco Animal Health, Inc., Term
Loan
205,628
6.963%,  (LIBOR 1M +
1.750%), 8/1/2027
d
202,346
Froneri U.S., Inc., Term Loan
395,939
7.669%,  (LIBOR 3M +
2.250%), 1/31/2027
d
393,915
Gainwell Acquisition Corporation,
Term Loan
601,118
9.342%,  (LIBOR 3M +
4.000%), 10/1/2027
d
590,448
ICON Luxembourg SARL, Term
Loan
445,158
7.754%,  (LIBOR 3M +
2.250%), 7/1/2028
d
445,310
Jazz Financing Lux SARL, Term
Loan
511,655
8.933%,  (LIBOR 1M +
3.500%), 5/5/2028
d
511,016
LifePoint Health, Inc., Term Loan
451,000
9.377%,  (LIBOR 3M +
3.750%), 11/16/2025
b,c,d
444,375
Medline Borrower, LP, Term Loan
937,877
8.683%,  (LIBOR 1M +
3.250%), 10/21/2028
d
927,645
Organon & Company, Term Loan
469,805
8.257%,  (LIBOR 1M +
3.000%), 6/2/2028
d
467,808
Packaging Coordinators Midco,
Inc., Term Loan
163,165
9.004%,  (LIBOR 3M +
3.500%), 11/30/2027
d
161,661
Phoenix Newco, Inc., Term Loan
398,123
8.683%,  (LIBOR 1M +
3.250%), 11/15/2028
b,c,d
396,216
PRA Health Sciences, Inc., Term
Loan
110,912
7.754%,  (LIBOR 3M +
2.250%), 7/1/2028
d
110,949
Reynolds Consumer Products,
LLC, Term Loan
309,259
7.169%,  (LIBOR 1M +
1.750%), 2/4/2027
d
308,542
Select Medical Corporation, Term
Loan
261,000
8.319%,  (TSFR1M +
3.100%), 3/6/2027
d
260,347
Sotera Health Holdings, LLC, Term
Loan
361,800
8.183%,  (LIBOR 3M +
2.750%), 12/11/2026
d
357,730
Total 7,379,031
Energy (0.2%)
Buckeye Partners, LP, Term Loan
259,008
7.669%,  (LIBOR 1M +
2.250%), 11/1/2026
d
258,267

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (7.6%)
a
Value
Energy (0.2%) - continued
CQP Holdco, LP, Term Loan
$ 517,262
8.919%,  (LIBOR 1M +
3.500%), 6/4/2028
d
$ 516,724
GIP II Blue Holding, LP, Term Loan
123,001
9.933%,  (LIBOR 3M +
4.500%), 9/29/2028
d
123,212
GIP III Stetson I, LP, Term Loan
150,606
9.669%,  (LIBOR 1M +
4.250%), 7/18/2025
d
150,531
Oryx Midstream Services Permian
Basin, LLC, Term Loan
125,352
8.505%,  (LIBOR 3M +
3.250%), 10/5/2028
d
125,275
Total 1,174,009
Financials (0.6%)
Acrisure, LLC, Term Loan
243,115
8.933%,  (LIBOR 1M +
3.500%), 2/15/2027
d
236,583
Alliant Holdings Intermediate, LLC,
Term Loan
101,225
8.722%,  (TSFR1M +
3.500%), 11/6/2027
d
100,972
AmWINS Group, Inc., Term Loan
390,002
7.683%,  (LIBOR 1M +
2.250%), 2/19/2028
d
388,297
Asurion, LLC, Term Loan
16,945
8.788%,  (LIBOR 3M +
3.250%), 12/23/2026
d
16,481
475,057
8.788%,  (LIBOR 3M +
3.250%), 7/31/2027
d
453,532
149,000
0.000%,  (TSFR1M +
4.350%), 8/19/2028
b,c,d
142,668
Edelman Financial Engines Center,
LLC, Term Loan
106,187
9.183%,  (LIBOR 1M +
3.750%), 4/7/2028
d
104,534
First Eagle Holdings, Inc., Term
Loan
106,152
8.038%,  (LIBOR 3M +
2.500%), 2/2/2027
d
104,627
FleetCor Technologies Operating
Company, LLC, Term  Loan
208,407
7.169%,  (LIBOR 1M +
1.750%), 4/30/2028
d
206,962
Focus Financial Partners, LLC,
Term Loan
183,078
8.569%,  (TSFR1M +
3.250%), 6/30/2028
d
182,525
Howden Group Holdings, Ltd.,
Term Loan
106,183
8.688%,  (LIBOR 1M +
3.250%), 11/12/2027
d
105,206
HUB International, Ltd., Term Loan
513,000
9.584%,  (TSFR1M +
4.250%), 6/20/2030
b,c,d
514,924
Hudson River Trading, LLC, Term
Loan
111,147
8.631%,  (TSFR1M +
3.000%), 3/18/2028
d
108,838
Jane Street Group, LLC, Term
Loan
208,397
8.183%,  (LIBOR 1M +
2.750%), 1/26/2028
d
207,680
Principal
Amount Bank Loans (7.6%)
a
Value
Financials (0.6%) - continued
Sedgwick Claims Management
Services, Inc., Term Loan
$ 185,036
9.069%,  (TSFR1M +
3.750%), 2/24/2028
d
$ 184,194
Trans Union, LLC, Term Loan
333,897
7.683%,  (LIBOR 1M +
2.250%), 12/1/2028
d
333,202
USI, Inc./NY, Term Loan
385,090
8.992%,  (TSFR1M +
3.750%), 11/22/2029
d
384,755
VFH Parent, LLC, Term Loan
156,420
8.405%,  (TSFR1M +
3.000%), 1/13/2029
d
155,325
Total 3,931,305
Technology (1.6%)
Amentum Government Services
Holdings, LLC, Term  Loan
259,038
9.222%,  (TSFR1M +
4.000%), 2/15/2029
d
249,971
AthenaHealth Group, Inc., Delayed
Draw
89,395
0.000%,  (TSFR1M +
3.500%), 2/15/2029
b,c,d
86,636
AthenaHealth Group, Inc., Term
Loan
725,859
8.805%,  (PRIME + 3.500%),
2/15/2029
b,c,d
703,452
Boxer Parent Company, Inc., Term
Loan
395,506
9.183%,  (LIBOR 1M +
3.750%), 10/2/2025
d
394,371
Central Parent, Inc., Term Loan
462,675
9.492%,  (TSFR3M +
4.250%), 7/6/2029
d
462,657
Cloud Software Group, Inc., Term
Loan
445,501
9.842%,  (TSFR3M +
4.500%), 3/30/2029
b,c,d
426,059
Coherent Corporation, Term Loan
239,246
8.183%,  (LIBOR 3M +
2.750%), 7/1/2029
d
238,708
CommScope, Inc., Term Loan
169,160
8.683%,  (LIBOR 1M +
3.250%), 4/4/2026
d
157,235
CoreLogic, Inc., Term Loan
215,901
8.933%,  (LIBOR 1M +
3.500%), 6/2/2028
d
197,988
Cornerstone OnDemand, Inc.,
Term Loan
283,844
9.254%,  (LIBOR 1M +
3.750%), 10/15/2028
d
261,758
Dcert Buyer, Inc., Term Loan
314,562
9.264%,  (LIBOR 6M +
4.000%), 10/16/2026
d
313,039
Dun & Bradstreet Corporation,
Term Loan
309,552
8.666%,  (TSFR1M +
3.250%), 2/8/2026
d
309,165
Entegris, Inc., Term Loan
227,421
8.014%,  (TSFR1M +
2.750%), 7/6/2029
d
227,642

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (7.6%)
a
Value
Technology (1.6%) - continued
Gen Digital, Inc., Term Loan
$ 298,784
7.419%,  (TSFR1M +
2.000%), 9/12/2029
d
$ 297,610
Genesys Cloud Services Holdings
II, LLC, Term Loan
259,008
9.433%,  (LIBOR 1M +
4.000%), 12/1/2027
d
258,523
Hyland Software, Inc., Term Loan
382,984
8.933%,  (LIBOR 1M +
3.500%), 7/1/2024
d
381,349
Informatica, LLC, Term Loan
259,033
8.183%,  (LIBOR 1M +
2.750%), 10/29/2028
d
257,253
Ingram Micro, Inc., Term Loan
192,942
9.038%,  (LIBOR 3M +
3.500%), 7/2/2028
d
192,170
Magenta Buyer, LLC, Term Loan
278,871
10.631%,  (LIBOR 3M +
5.000%), 7/27/2028
d
210,160
McAfee Corporation, Term Loan
532,962
8.963%,  (TSFR1M +
3.750%), 3/1/2029
d
514,687
Mitchell International, Inc., Term
Loan
324,535
9.183%,  (LIBOR 1M +
3.750%), 10/15/2028
d
319,125
MKS Instruments, Inc., Term Loan
466,475
8.155%,  (TSFR1M +
2.750%), 8/17/2029
d
465,164
Open Text Corporation, Term Loan
400,985
8.919%,  (TSFR1M +
3.500%), 1/31/2030
d
401,386
Peraton Corporation, Term Loan
805,703
9.169%,  (LIBOR 1M +
3.750%), 2/1/2028
d
798,153
Polaris Newco, LLC, Term Loan
466,439
9.538%,  (LIBOR 3M +
4.000%), 6/4/2028
d
439,694
Proofpoint, Inc., Term Loan
344,378
8.683%,  (LIBOR 1M +
3.250%), 8/31/2028
d
338,971
RealPage, Inc., Term Loan
263,985
8.433%,  (LIBOR 1M +
3.000%), 4/22/2028
d
259,117
SS&C Technologies, Inc., Term
Loan
249,221
7.183%,  (LIBOR 1M +
1.750%), 4/16/2025
d
248,941
Tempo Acquisition, LLC, Term
Loan
254,065
8.319%,  (TSFR1M +
3.000%), 8/31/2028
d
254,325
UKG, Inc., Term Loan
552,791
8.618%,  (LIBOR 2M +
3.250%), 5/3/2026
d
549,408
Verscend Holding Corporation,
Term Loan
380,091
9.433%,  (LIBOR 1M +
4.000%), 8/27/2025
d
379,456
Total 10,594,173
Principal
Amount Bank Loans (7.6%)
a
Value
Transportation (0.4%)
AAdvantage Loyalty IP, Ltd., Term
Loan
$ 597,232
10.338%,  (LIBOR 3M +
4.750%), 4/20/2028
d
$ 617,884
Air Canada, Term Loan
492,271
8.839%,  (LIBOR 3M +
3.500%), 8/11/2028
d
491,655
Apple Bidco, LLC, Term Loan
174,457
8.183%,  (TSFR1M +
2.750%), 9/23/2028
d
172,993
Brown Group Holding, LLC, Term
Loan
208,296
7.919%,  (LIBOR 1M +
2.500%), 6/7/2028
d
206,386
Genesee & Wyoming, Inc., Term
Loan
258,992
7.342%,  (LIBOR 3M +
2.000%), 12/30/2026
d
258,669
SkyMiles IP, Ltd., Term Loan
469,200
9.076%,  (LIBOR 3M +
3.750%), 10/20/2027
d
487,433
United Airlines, Inc., Term Loan
605,557
9.292%,  (LIBOR 3M +
3.750%), 4/21/2028
d
605,696
Total 2,840,716
Utilities (0.1%)
Calpine Construction Finance
Company, LP, Term Loan
218,440
0.000%,  (TSFR1M +
2.250%), 7/20/2030
b,c,d
216,747
PG&E Corporation, Term Loan
379,841
8.433%,  (LIBOR 1M +
3.000%), 6/23/2025
d
378,523
Total 595,270
Total Bank Loans
(cost $50,461,428) 50,515,492
Principal
Amount Long-Term Fixed Income ( 75.1% ) Value
Asset-Backed Securities (9.8%)
510 Asset Backed Trust
500,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
e,f
427,850
699,976
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
e,f
635,395
1,000,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
e,f
862,352
720 East CLO I, Ltd.
900,000
9.576%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
d,e
907,202
Affirm Asset Securitization Trust
1,200,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
e
1,170,161
1,250,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
e
1,241,779
Anchorage Capital CLO 16, Ltd.
1,550,000
7.982%,  (TSFR3M +
2.662%), 1/19/2035, Ser.
2020-16A, Class CR
d,e
1,512,165

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Asset-Backed Securities (9.8%) - continued
Anchorage Capital CLO 21, Ltd.
$ 1,500,000
7.988%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
d,e
$ 1,465,551
Ares XL CLO, Ltd.
1,150,000
8.370%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
d,e
1,116,576
Atrium IX
935,000
7.463%,  (LIBOR 3M +
2.000%), 5/28/2030, Ser. 9A,
Class CR2
d,e
920,372
Babson CLO, Ltd.
1,825,000
8.488%,  (TSFR3M +
3.162%), 7/20/2029, Ser.
2018-3A, Class D
d,e
1,793,822
Bankers Healthcare Group
Securitization Trust
763,675
5.280%,  10/17/2035, Ser.
2022-C, Class A
e
755,607
Barings CLO, Ltd.
1,250,000
8.738%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
d,e
1,227,650
Benefit Street Partners CLO II, Ltd.
950,000
7.470%,  (TSFR3M +
2.162%), 7/15/2029, Ser.
2013-IIA, Class BR2
d,e
949,397
Business Jet Securities, LLC
145,258
2.981%,  11/15/2035, Ser.
2020-1A, Class A
e
135,818
1,342,257
4.455%,  6/15/2037, Ser.
2022-1A, Class A
e
1,273,855
CarVal CLO VII-C, Ltd.
1,350,000
8.076%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
d,e
1,353,005
CarVal CLO VIII-C, Ltd.
1,500,000
8.346%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
d,e
1,509,854
CarVal CLO, Ltd.
1,100,000
9.034%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
d,e
1,051,670
Cascade Funding Mortgage Trust,
LLC
816,502
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
d,e
780,450
College Avenue Student Loans,
LLC
236,164
7.063%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
d,e
236,142
Dewolf Park CLO, Ltd.
1,250,000
8.420%,  (TSFR3M +
3.112%), 10/15/2030, Ser.
2017-1A, Class DR
d,e
1,204,554
Dryden 36 Senior Loan Fund
950,000
7.620%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
d,e
913,532
Principal
Amount Long-Term Fixed Income (75.1%) Value
Asset-Backed Securities (9.8%) - continued
Education Funding Trust
$ 612,655
2.790%,  7/25/2041, Ser.
2020-A, Class A
e
$ 556,901
FirstKey Homes Trust
2,310,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
e
2,077,272
FRTKL Trust
500,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
e
432,613
GMAC Mortgage Corporation
Loan Trust
56,611
5.913%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
d,g
31,369
Harley Marine Financing, LLC
1,133,288
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
e
1,132,451
Home Equity Asset Trust
1,319,276
6.733%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
d
1,250,017
Invesco US CLO, Ltd.
1,250,000
7.620%,  (TSFR3M +
2.750%), 4/22/2035, Ser.
2023-1A, Class B
d,e
1,254,659
Long Beach Mortgage Loan Trust
930,618
6.913%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
d
922,714
Longfellow Place CLO, Ltd.
1,350,000
7.870%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
d,e
1,344,125
Madison Park Funding XVIII, Ltd.
1,850,000
7.495%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
d,e
1,812,623
Myers Park CLO, Ltd.
1,275,000
6.988%,  (TSFR3M +
1.662%), 10/20/2030, Ser.
2018-1A, Class A2
d,e
1,259,150
Neuberger Berman CLO, Ltd.
1,500,000
8.570%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
d,e
1,417,671
Pagaya AI Debt Trust
1,065,437
7.556%,  7/15/2030, Ser.
2023-1, Class A
e
1,066,678
Pagaya AI Technology in Housing
Trust
1,100,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
e
1,034,487
PPM CLO 6, Ltd.
1,000,000
9.826%,  (TSFR3M +
4.500%), 1/20/2031, Ser.
2022-6A, Class C
d,e
997,655
Pretium Mortgage Credit Partners,
LLC
750,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
e,f
672,382
850,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
e,f
697,694
925,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
e,f
748,733

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Asset-Backed Securities (9.8%) - continued
$ 655,893
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
e,f
$ 611,183
Progress Residential Trust
1,200,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
e
1,096,360
Renaissance Home Equity Loan
Trust
389,900
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
f
154,876
Saxon Asset Securities Trust
335,414
3.389%,  8/25/2035, Ser.
2004-2, Class MF2
d
288,812
Sculptor CLO, Ltd.
1,870,000
7.988%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
d,e
1,803,871
Shackleton CLO, Ltd.
930,000
7.788%,  (TSFR3M +
2.462%), 10/20/2034, Ser.
2021-16A, Class C
d,e
909,589
Silver Point CLO 2, Ltd.
800,000
7.782%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
d,e
804,366
Sound Point CLO, Ltd.
1,550,000
7.838%,  (TSFR3M +
2.512%), 1/20/2032, Ser.
2019-1A, Class CR
d,e
1,474,720
Stanwich Mortgage Loan
Company, LLC
1,636,564
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
e,f
1,492,643
Stratus CLO, Ltd.
1,700,000
8.088%,  (TSFR3M +
2.762%), 12/29/2029, Ser.
2021-1A, Class D
d,e
1,641,891
1,400,000
8.376%,  (TSFR3M +
3.050%), 10/20/2031, Ser.
2022-3A, Class B
d,e
1,405,569
Upstart Securitization Trust
912,850
6.590%,  2/20/2033, Ser.
2023-1, Class A
e
909,977
1,050,000
6.770%,  6/20/2033, Ser.
2023-2, Class A
e
1,048,700
VCAT Asset Securitization, LLC
300,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
e,f
272,973
Vericrest Opportunity Loan
Transferee
1,150,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
e,f
933,149
1,450,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
e,f
1,181,653
577,559
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
e,f
526,579
1,500,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
e,f
1,210,926
225,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
e,f
184,446
1,100,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
e,f
888,036
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
e,f
204,095
Principal
Amount Long-Term Fixed Income (75.1%) Value
Asset-Backed Securities (9.8%) - continued
Whitebox CLO III, Ltd.
$ 1,500,000
7.770%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
d,e
$ 1,472,745
Whitebox CLO IV, Ltd.
1,500,000
7.380%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
d,e
1,504,098
Wind River CLO, Ltd.
750,000
7.588%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
d,e
732,742
Total 64,907,952
Basic Materials (1.8%)
Alcoa Nederland Holding BV
477,000 5.500%,  12/15/2027
e
462,620
Anglo American Capital plc
200,000 3.875%,  3/16/2029
e
182,466
ATI, Inc., Convertible
104,000 3.500%,  6/15/2025 323,544
Cascades, Inc./Cascades USA,
Inc.
325,000 5.125%,  1/15/2026
e
312,009
Chemours Company
585,000 5.750%,  11/15/2028
e
536,745
Cleveland-Cliffs, Inc.
425,000 5.875%,  6/1/2027
h
417,282
380,000 4.625%,  3/1/2029
e,h
347,952
Consolidated Energy Finance SA
807,000 5.625%,  10/15/2028
e
696,627
Ecolab, Inc.
194,000 2.125%,  2/1/2032
h
159,769
EIDP, Inc.
187,000 4.500%,  5/15/2026 183,600
First Quantum Minerals, Ltd.
850,000 6.875%,  10/15/2027
e
835,737
FMC Corporation
167,000 5.150%,  5/18/2026 165,061
Freeport-McMoRan, Inc.
425,000 4.625%,  8/1/2030 400,740
Glencore Funding, LLC
220,000 4.000%,  3/27/2027
e
210,523
Hecla Mining Company
190,000 7.250%,  2/15/2028 188,109
Hudbay Minerals, Inc.
465,000 4.500%,  4/1/2026
e
440,950
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
374,000 9.000%,  7/1/2028
e
341,832
International Flavors & Fragrances,
Inc.
261,000 1.230%,  10/1/2025
e
234,997
Methanex Corporation
553,000 4.250%,  12/1/2024 539,372
Mosaic Company
261,000 4.050%,  11/15/2027 250,643
Novelis Corporation
315,000 3.250%,  11/15/2026
e
286,234
140,000 4.750%,  1/30/2030
e
125,826
175,000 3.875%,  8/15/2031
e
145,723
Nutrien, Ltd.
292,000 4.000%,  12/15/2026 280,693

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Basic Materials (1.8%) - continued
OCI NV
$ 309,000 4.625%,  10/15/2025
e
$ 297,679
Olin Corporation
675,000 5.125%,  9/15/2027 645,233
20,000 5.625%,  8/1/2029 19,363
Peabody Energy Corporation,
Convertible
100,000 3.250%,  3/1/2028 137,550
SCIL IV, LLC/SCIL USA Holdings,
LLC
507,000 5.375%,  11/1/2026
e
466,013
SPCM SA
462,000 3.375%,  3/15/2030
e
382,711
SunCoke Energy, Inc.
552,000 4.875%,  6/30/2029
e
475,333
Taseko Mines, Ltd.
358,000 7.000%,  2/15/2026
e
331,168
Unifrax Escrow Issuer Corporation
422,000 5.250%,  9/30/2028
e
314,390
United States Steel Corporation
524,000 6.875%,  3/1/2029 517,578
United States Steel Corporation,
Convertible
117,000 5.000%,  11/1/2026 232,596
Westlake Corporation
148,000 3.600%,  8/15/2026 139,844
Total 12,028,512
Capital Goods (3.8%)
Advanced Drainage Systems, Inc.
450,000 6.375%,  6/15/2030
e
445,456
Amcor Finance USA, Inc.
158,000 5.625%,  5/26/2033 157,779
Amphenol Corporation
164,000 4.750%,  3/30/2026 162,608
Amsted Industries, Inc.
450,000 5.625%,  7/1/2027
e
436,500
50,000 4.625%,  5/15/2030
e
44,370
ARD Finance SA
159,000 6.500%,  6/30/2027
e
129,187
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
700,000 5.250%,  8/15/2027
e
600,779
39,000 5.250%,  8/15/2027
e
33,472
Boeing Company
316,000 4.875%,  5/1/2025 311,995
561,000 2.196%,  2/4/2026 517,729
220,000 3.250%,  3/1/2028 201,599
510,000 5.150%,  5/1/2030 505,673
Bombardier, Inc.
216,000 7.125%,  6/15/2026
e
214,295
523,000 7.875%,  4/15/2027
e
521,335
380,000 6.000%,  2/15/2028
e
357,272
Builders FirstSource, Inc.
285,000 5.000%,  3/1/2030
e
266,441
Canpack SA/Canpack US, LLC
790,000 3.125%,  11/1/2025
e
732,082
Carrier Global Corporation
252,000 2.722%,  2/15/2030 217,403
Chart Industries, Inc.
501,000 7.500%,  1/1/2030
e
513,450
Chart Industries, Inc., Convertible
90,000 1.000%,  11/15/2024 281,160
Principal
Amount Long-Term Fixed Income (75.1%) Value
Capital Goods (3.8%) - continued
Clean Harbors, Inc.
$ 665,000 6.375%,  2/1/2031
e
$ 668,180
Clydesdale Acquisition Holdings,
Inc.
67,000 6.625%,  4/15/2029
e
64,097
134,000 8.750%,  4/15/2030
e
121,473
Cornerstone Building Brands, Inc.
345,000 6.125%,  1/15/2029
e
285,488
Covanta Holding Corporation
260,000 4.875%,  12/1/2029
e
229,610
CP Atlas Buyer, Inc.
425,000 7.000%,  12/1/2028
e,h
350,718
Crown Cork & Seal Company, Inc.
423,000 7.375%,  12/15/2026 442,035
Emerald Debt Merger Sub, LLC
506,000 6.625%,  12/15/2030
e
502,838
General Electric Company
37,000
8.882%,  (LIBOR 3M +
3.330%), 9/15/2023
d,i
37,091
GFL Environmental, Inc.
352,000 4.000%,  8/1/2028
e
315,020
709,000 3.500%,  9/1/2028
e
630,945
Greenbrier Companies, Inc.,
Convertible
215,000 2.875%,  4/15/2028 220,547
H&E Equipment Services, Inc.
814,000 3.875%,  12/15/2028
e
715,245
Herc Holdings, Inc.
440,000 5.500%,  7/15/2027
e
422,817
Howmet Aerospace, Inc.
1,084,000 3.000%,  1/15/2029 946,269
Huntington Ingalls Industries, Inc.
221,000 4.200%,  5/1/2030 205,164
JELD-WEN, Inc.
190,000 4.625%,  12/15/2025
e
185,513
John Deere Capital Corporation
167,000 4.950%,  7/14/2028 168,229
280,000 2.800%,  7/18/2029 251,107
165,000 4.700%,  6/10/2030 164,134
138,000 3.900%,  6/7/2032 129,752
Kaman Corporation, Convertible
99,000 3.250%,  5/1/2024 95,139
KBR, Inc., Convertible
205,000 2.500%,  11/1/2023 496,510
L3Harris Technologies, Inc.
169,000 5.400%,  1/15/2027 169,423
Mauser Packaging Solutions
Holding Company
600,000 9.250%,  4/15/2027
e
557,430
MIWD Holdco II, LLC
200,000 5.500%,  2/1/2030
e
169,000
Mueller Water Products, Inc.
281,000 4.000%,  6/15/2029
e
250,380
Nesco Holdings II, Inc.
505,000 5.500%,  4/15/2029
e
459,298
New Enterprise Stone and Lime
Company, Inc.
620,000 5.250%,  7/15/2028
e
576,600
Northrop Grumman Corporation
82,000 4.700%,  3/15/2033 80,110
OI European Group BV
554,000 4.750%,  2/15/2030
e
500,349

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Capital Goods (3.8%) - continued
Otis Worldwide Corporation
$ 166,000 2.056%,  4/5/2025 $ 156,916
Owens-Brockway Glass Container,
Inc.
271,000 6.625%,  5/13/2027
e
269,462
Pactiv Evergreen Group
360,000 4.375%,  10/15/2028
e
318,237
Parker-Hannifin Corporation
167,000 4.250%,  9/15/2027 162,639
Patrick Industries, Inc., Convertible
126,000 1.750%,  12/1/2028 127,512
PGT Innovations, Inc.
481,000 4.375%,  10/1/2029
e
446,195
Republic Services, Inc.
124,000 3.950%,  5/15/2028 119,279
Roller Bearing Company of
America, Inc.
376,000 4.375%,  10/15/2029
e
335,110
RTX Corporation
307,000 4.125%,  11/16/2028 294,773
Sealed Air Corporation
419,000 6.125%,  2/1/2028
e
417,118
Silgan Holdings, Inc.
202,000 4.125%,  2/1/2028 183,532
SRM Escrow Issuer, LLC
890,000 6.000%,  11/1/2028
e
848,358
Textron, Inc.
221,000 3.650%,  3/15/2027 207,652
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
190,000 7.750%,  4/15/2026
e
176,478
TransDigm, Inc.
515,000 6.250%,  3/15/2026
e
512,227
1,564,000 5.500%,  11/15/2027 1,482,383
Triumph Group, Inc.
436,000 9.000%,  3/15/2028
e
447,831
United Rentals North America, Inc.
610,000 4.875%,  1/15/2028 581,999
310,000 4.000%,  7/15/2030 274,161
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 60,772
Waste Management, Inc.
173,000 4.875%,  2/15/2029
c
172,346
Waste Pro USA, Inc.
185,000 5.500%,  2/15/2026
e
175,288
WESCO Distribution, Inc.
655,000 7.250%,  6/15/2028
e
667,956
Total 25,499,320
Collateralized Mortgage Obligations (7.2%)
A&D Mortgage Trust
1,500,000
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
e,f
1,498,117
Arroyo Mortgage Trust
1,500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
e,f
1,303,057
Banc of America Alternative Loan
Trust
852,738
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 735,475
Principal
Amount Long-Term Fixed Income (75.1%) Value
Collateralized Mortgage Obligations (7.2%) -
continued
Banc of America Mortgage
Securities Trust
$ 287,507
3.872%,  9/25/2035, Ser.
2005-H, Class 3A1
d
$ 264,224
145,877
4.004%,  9/25/2035, Ser.
2005-H, Class 2A1
d
127,432
CAFL Issuer, LLC
1,050,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
e
971,684
CHL Mortgage Pass-Through Trust
296,341
4.071%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
d
284,766
205,346
6.000%,  4/25/2037, Ser.
2007-3, Class A18 102,014
136,897
6.000%,  4/25/2037, Ser.
2007-3, Class A33 68,009
649,533
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 358,791
CHNGE Mortgage Trust
924,760
3.757%,  3/25/2067, Ser.
2022-2, Class A1
d,e
856,619
842,573
5.000%,  5/25/2067, Ser.
2022-3, Class A1
d,e
814,552
920,002
6.525%,  6/25/2058, Ser.
2023-2, Class A1
e,f
911,782
1,593,969
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
e,f
1,537,793
1,177,041
7.100%,  7/25/2058, Ser.
2023-3, Class A1
e,f
1,172,312
1,151,493
6.000%,  10/25/2057, Ser.
2022-4, Class A1
e,f
1,119,739
CIM Trust
1,211,522
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
e,f
1,204,335
Citigroup Mortgage Loan Trust,
Inc.
235,234
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 207,676
989,755
4.223%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
d
861,262
Countrywide Alternative Loan Trust
283,597
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 242,266
386,675
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 309,241
364,462
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 259,814
109,086
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 85,769
183,078
7.000%,  10/25/2037, Ser.
2007-24, Class A10 67,309
Countrywide Home Loan
Mortgage Pass Through Trust
219,260
3.502%,  11/25/2035, Ser.
2005-22, Class 2A1
d
176,170
Credit Suisse Mortgage Trust
862,306
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
d,e
843,708
310,691
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
d,e
253,976
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
539,182
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 476,433

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Collateralized Mortgage Obligations (7.2%) -
continued
Federal Home Loan Mortgage
Corporation
$ 1,197,514
3.500%,  8/15/2035, Ser.
345, Class C8
j
$ 127,997
Federal Home Loan Mortgage
Corporation - REMIC
744,912
4.000%,  1/25/2051, Ser.
5249, Class LA 710,877
12,813,810
1.500%,  12/25/2050, Ser.
5107, Class IO
j
1,100,267
579,134
3.000%,  5/15/2027, Ser.
4046, Class GI
j
19,027
556,808
3.000%,  7/15/2027, Ser.
4084, Class NI
j
21,190
1,047,864
3.500%,  10/15/2032, Ser.
4119, Class KI
j
102,785
1,349,724
3.000%,  4/15/2033, Ser.
4203, Class DI
j
70,541
Federal National Mortgage
Association - REMIC
890,482
4.500%,  6/25/2052, Ser.
2022-43, Class MA 858,353
526,429
4.000%,  7/25/2052, Ser.
2022-37, Class PE 500,185
447,048
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
15,198
686,217
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
24,027
1,017,845
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
28,116
1,743,594
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
72,046
960,491
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
32,957
483,428
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
17,308
1,240,210
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
42,165
388,585
3.000%,  2/25/2028, Ser.
2013-2, Class GI
j
15,860
1,662,437
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
53,583
795,778
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
31,604
908,579
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
26,593
897,860
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
77,954
855,030
4.500%,  1/25/2046, Ser.
2022-68, Class BA 830,766
First Horizon Alternative Mortgage
Securities Trust
128,072
6.084%,  7/25/2035, Ser.
2005-AA5, Class 2A1
d
116,302
Flagstar Mortgage Trust
1,575,625
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
d,e
1,337,236
1,729,468
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
d,e
1,387,696
824,779
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
d,e
706,598
GCAT Trust
1,289,852
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
e,f
1,252,691
Principal
Amount Long-Term Fixed Income (75.1%) Value
Collateralized Mortgage Obligations (7.2%) -
continued
Genworth Mortgage Insurance
Corporation
$ 598,357
6.969%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
d,e
$ 599,422
GMAC Mortgage Corporation
Loan Trust
88,712
3.538%,  5/25/2035, Ser.
2005-AR2, Class 4A
d
79,007
10,751
3.581%,  9/19/2035, Ser.
2005-AR5, Class 5A1
d
9,838
GS Mortgage-Backed Securities
Trust
1,615,832
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
d,e
1,582,947
Home RE, Ltd.
700,000
8.569%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
d,e
713,311
IndyMac IMJA Mortgage Loan
Trust
280,664
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 130,935
IndyMac INDA Mortgage Loan
Trust
1,613,745
3.446%,  8/25/2036, Ser.
2006-AR1, Class A1
d
1,260,515
J.P. Morgan Alternative Loan Trust
359,318
4.107%,  3/25/2036, Ser.
2006-A1, Class 2A1
d
278,034
J.P. Morgan Mortgage Trust
463,081
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
d,e
364,309
1,183,034
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
d,e
1,145,833
200,264
4.099%,  7/25/2035, Ser.
2007-A1, Class 2A1
d
188,347
LHOME Mortgage Trust
1,500,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
e,f
1,440,725
Merrill Lynch Alternative Note
Asset Trust
507,273
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 200,513
MFRA Trust
304,797
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
e,f
284,542
MortgageIT Trust
1,689,754
5.873%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
d
1,362,227
Onslow Bay Mortgage Loan Trust
1,084,371
5.700%,  8/25/2062, Ser.
2022-NQM7, Class A3
e,f
1,043,085
Preston Ridge Partners Mortgage
Trust, LLC
1,150,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
e,f
973,359
PRKCM Trust
395,934
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
e
393,856

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Collateralized Mortgage Obligations (7.2%) -
continued
Radnor RE, Ltd.
$ 1,000,000
7.767%,  (SOFR30A +
2.700%), 7/25/2033, Ser.
2023-1, Class M1A
c,d,e
$ 1,002,500
Residential Accredit Loans, Inc.
Trust
308,268
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 259,876
160,662
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 123,337
198,543
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 159,739
Residential Funding Mortgage
Security I Trust
217,637
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 167,826
ROC Securities Trust Series
1,925,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
d,e
1,852,701
Sequoia Mortgage Trust
199,572
3.483%,  9/20/2046, Ser.
2007-1, Class 4A1
d
136,785
Structured Adjustable Rate
Mortgage Loan Trust
108,565
4.045%,  7/25/2035, Ser.
2005-15, Class 4A1
d
93,158
Toorak Mortgage Corporation, Ltd.
680,925
2.240%,  6/25/2024, Ser.
2021-1, Class A1
e,f
661,021
Verus Securitization Trust
2,000,820
2.137%,  10/25/2066, Ser.
2021-7, Class A2
d,e
1,647,395
855,741
2.491%,  11/25/2066, Ser.
2021-8, Class A3
d,e
707,811
1,156,655
6.560%,  12/25/2067, Ser.
2023-1, Class A2
e,f
1,150,791
752,025
2.226%,  5/25/2060, Ser.
2020-2, Class A1
d,e
731,852
Washington Mutual Mortgage
Pass-Through Certificates
335,440
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 274,305
Total 47,714,149
Commercial Mortgage-Backed Securities (0.8%)
BANK 2022-BNK39
13,459,941
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,j
374,318
BANK5 2023-5YR1
850,000
6.412%,  4/15/2056, Ser.
2023-5YR1, Class AS
d
855,767
BBCMS Mortgage Trust
5,393,905
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
d,j
222,104
6,488,377
1.151%,  9/15/2055, Ser.
2022-C17, Class XA
d,j
507,386
BFLD Trust
1,100,000
7.037%,  (TSFR1M +
1.814%), 10/15/2035, Ser.
2020-EYP, Class B
d,e
660,000
Principal
Amount Long-Term Fixed Income (75.1%) Value
Commercial Mortgage-Backed Securities (0.8%)
- continued
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 1,000,000
4.200%,  5/25/2033, Ser.
K-157, Class A2
g
$ 966,257
MSWF Commercial Mortgage Trust
1,300,000
5.752%,  5/15/2033, Ser.
2023-1, Class A5 1,337,368
SCOTT Trust
600,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
e
591,553
Total 5,514,753
Communications Services (4.4%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
436,000 10.500%,  2/15/2028
e
247,430
Altice Financing SA
205,000 5.750%,  8/15/2029
e
153,733
Altice France SA/France
205,000 8.125%,  2/1/2027
e
167,686
936,000 5.500%,  10/15/2029
e
664,566
AMC Networks, Inc.
200,000 5.000%,  4/1/2024 196,873
625,000 4.250%,  2/15/2029 347,125
American Tower Corporation
247,000 4.400%,  2/15/2026 240,184
144,000 1.450%,  9/15/2026 127,666
243,000 5.500%,  3/15/2028 244,124
192,000 3.800%,  8/15/2029 175,901
AT&T, Inc.
433,000 4.300%,  2/15/2030 405,457
158,000 5.400%,  2/15/2034 155,440
Bell Telephone Company of
Canada
157,000 5.100%,  5/11/2033 153,597
Cable One, Inc., Convertible
328,000 1.125%,  3/15/2028 250,100
CCO Holdings, LLC/CCO Holdings
Capital Corporation
250,000 5.500%,  5/1/2026
e
244,076
515,000 5.125%,  5/1/2027
e
483,172
463,000 5.000%,  2/1/2028
e
427,873
311,000 6.375%,  9/1/2029
e
297,372
1,090,000 4.750%,  3/1/2030
e
944,776
328,000 4.250%,  2/1/2031
e
269,646
383,000 4.750%,  2/1/2032
e
316,208
417,000 4.250%,  1/15/2034
e
320,515
Cengage Learning, Inc.
20,000 9.500%,  6/15/2024
e
20,057
CenterPoint Energy, Inc.,
Convertible
7,040 3.369%,  9/15/2029 264,915
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
223,000 4.908%,  7/23/2025 219,056
221,000 5.050%,  3/30/2029 211,394
Clear Channel Worldwide
Holdings, Inc.
805,000 5.125%,  8/15/2027
e
739,192

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Communications Services (4.4%) - continued
Comcast Corporation
$ 147,000 2.350%,  1/15/2027 $ 135,350
476,000 3.400%,  4/1/2030 436,275
Connect Finco SARL/Connect US
Finco, LLC
261,000 6.750%,  10/1/2026
e
250,226
Crown Castle, Inc.
205,000 2.900%,  3/15/2027 188,253
CSC Holdings, LLC
310,000 5.375%,  2/1/2028
e
258,871
561,000 6.500%,  2/1/2029
e
476,353
980,000 4.125%,  12/1/2030
e
708,565
Deutsche Telekom International
Finance BV
499,000 8.750%,  6/15/2030 590,526
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
646,000 5.875%,  8/15/2027
e
583,160
DISH DBS Corporation
171,000 5.875%,  11/15/2024 156,113
247,000 5.250%,  12/1/2026
e
202,294
170,000 7.375%,  7/1/2028 95,625
326,000 5.750%,  12/1/2028
e
250,863
264,000 5.125%,  6/1/2029 132,660
DISH Network Corporation
222,000 11.750%,  11/15/2027
e
223,460
Frontier Communications
Holdings, LLC
553,000 5.875%,  10/15/2027
e
506,508
201,000 6.750%,  5/1/2029
e
155,393
125,000 8.750%,  5/15/2030
e
120,598
GCI, LLC
625,000 4.750%,  10/15/2028
e
543,267
Gray Escrow II, Inc.
733,000 5.375%,  11/15/2031
e,h
511,484
Gray Television, Inc.
425,000 4.750%,  10/15/2030
e
299,013
Hughes Satellite Systems
Corporation
220,000 6.625%,  8/1/2026 198,631
Iliad Holding SASU
614,000 6.500%,  10/15/2026
e
588,434
Lamar Media Corporation
267,000 3.625%,  1/15/2031 223,517
LCPR Senior Secured Financing
DAC
373,000 6.750%,  10/15/2027
e
348,863
Level 3 Financing, Inc.
294,000 4.625%,  9/15/2027
e
223,339
920,000 4.250%,  7/1/2028
e
651,126
237,000 10.500%,  5/15/2030
e
245,500
Liberty Media Corp-Liberty
Formula One, Convertible
29,000 2.250%,  8/15/2027
e
30,537
McGraw-Hill Education, Inc.
377,000 5.750%,  8/1/2028
e
331,006
Meta Platforms, Inc.
164,000 4.600%,  5/15/2028 163,492
152,000 4.800%,  5/15/2030 152,498
News Corporation
482,000 3.875%,  5/15/2029
e
425,645
NTT Finance Corporation
177,000 1.162%,  4/3/2026
e
159,032
Principal
Amount Long-Term Fixed Income (75.1%) Value
Communications Services (4.4%) - continued
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
$ 296,000 6.250%,  6/15/2025
e
$ 292,249
205,000 4.625%,  3/15/2030
e
171,503
Paramount Global
175,000 6.375%,  3/30/2062
d
144,279
122,000 4.750%,  5/15/2025 119,728
Playtika Holding Corporation
419,000 4.250%,  3/15/2029
e
369,783
Radiate Holdco, LLC/Radiate
Finance, Inc.
250,000 6.500%,  9/15/2028
e
149,862
Rogers Communications, Inc./
Ontario
125,000 5.250%,  3/15/2082
d,e
115,305
Scripps Escrow II, Inc.
188,000 3.875%,  1/15/2029
e
156,307
Sirius XM Radio, Inc.
535,000 5.000%,  8/1/2027
e
497,063
485,000 4.000%,  7/15/2028
e
421,990
100,000 4.125%,  7/1/2030
e
82,357
Sprint Capital Corporation
293,000 6.875%,  11/15/2028 310,594
930,000 8.750%,  3/15/2032 1,120,539
TEGNA, Inc.
708,000 4.625%,  3/15/2028 633,660
Telecom Italia Capital SA
153,000 6.000%,  9/30/2034 123,761
Telecom Italia SPA/Milano
209,000 5.303%,  5/30/2024
e
204,899
Telesat Canada/Telesat, LLC
235,000 4.875%,  6/1/2027
e
137,809
90,000 6.500%,  10/15/2027
e
36,000
T-Mobile USA, Inc.
176,000 3.500%,  4/15/2025 170,053
315,000 4.950%,  3/15/2028 311,153
United States Cellular Corporation
415,000 6.700%,  12/15/2033 360,012
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
628,000 4.750%,  4/15/2028
e
523,886
Univision Communications, Inc.
523,000 6.625%,  6/1/2027
e
508,861
Verizon Communications, Inc.
247,000 2.100%,  3/22/2028 216,050
552,000 3.150%,  3/22/2030 486,661
383,000 2.550%,  3/21/2031 317,920
296,000 2.355%,  3/15/2032 236,363
Vodafone Group plc
164,000 7.000%,  4/4/2079
d
168,593
VTR Finance NV
310,000 6.375%,  7/15/2028
e
131,413
VZ Secured Financing BV
678,000 5.000%,  1/15/2032
e
550,958
Walt Disney Company
123,000 3.800%,  3/22/2030 115,363
Warnermedia Holdings, Inc.
253,000 3.638%,  3/15/2025 244,513
599,000 4.054%,  3/15/2029 549,691
WMG Acquisition Corporation
99,000 3.750%,  12/1/2029
e
86,451
334,000 3.000%,  2/15/2031
e
273,048

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Communications Services (4.4%) - continued
YPSO Finance BIS SA
$ 214,000 10.500%,  5/15/2027
e
$ 90,553
Total 29,283,841
Consumer Cyclical (6.4%)
1011778 B.C., ULC/New Red
Finance, Inc.
700,000 4.375%,  1/15/2028
e
646,790
Adient Global Holdings, Ltd.
269,000 4.875%,  8/15/2026
e
258,266
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
215,000 6.625%,  7/15/2026
e
205,307
380,000 6.000%,  6/1/2029
e
289,873
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
765,000 4.625%,  6/1/2028
e
650,250
Allison Transmission, Inc.
276,000 3.750%,  1/30/2031
e
233,325
Amazon.com, Inc.
147,000 1.500%,  6/3/2030 120,324
312,000 4.700%,  12/1/2032 313,368
American Axle & Manufacturing,
Inc.
740,000 6.500%,  4/1/2027
h
720,364
American Honda Finance
Corporation
148,000 4.600%,  4/17/2030 145,037
Arko Corporation
310,000 5.125%,  11/15/2029
e
257,702
Ashton Woods USA, LLC/Ashton
Woods Finance Company
280,000 4.625%,  8/1/2029
e
242,290
228,000 4.625%,  4/1/2030
e
194,940
Best Buy Company, Inc.
147,000 1.950%,  10/1/2030 118,870
Bloomin' Brands, Inc., Convertible
7,000 5.000%,  5/1/2025 16,739
Booking Holdings, Inc.,
Convertible
98,000 0.750%,  5/1/2025 158,515
Boyd Gaming Corporation
430,000 4.750%,  6/15/2031
e
384,753
Boyne USA, Inc.
186,000 4.750%,  5/15/2029
e
169,830
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
690,000 6.250%,  9/15/2027
e
637,905
Burlington Stores, Inc., Convertible
200,000 2.250%,  4/15/2025 215,375
Caesars Entertainment, Inc.
686,000 6.250%,  7/1/2025
e
682,265
240,000 8.125%,  7/1/2027
e
246,162
481,000 4.625%,  10/15/2029
e
423,435
Carnival Corporation
400,000 10.500%,  2/1/2026
e
421,646
381,000 7.625%,  3/1/2026
e
375,862
759,000 5.750%,  3/1/2027
e
702,083
195,000 4.000%,  8/1/2028
e
173,376
Cedar Fair, LP
670,000 5.250%,  7/15/2029
h
600,907
Principal
Amount Long-Term Fixed Income (75.1%) Value
Consumer Cyclical (6.4%) - continued
Churchill Downs, Inc.
$ 265,000 4.750%,  1/15/2028
e
$ 244,960
202,000 6.750%,  5/1/2031
e
197,435
Cinemark USA, Inc.
572,000 5.875%,  3/15/2026
e,h
541,427
Clarios Global, LP/Clarios US
Finance Company, Inc.
185,000 8.500%,  5/15/2027
e,h
187,310
600,000 6.750%,  5/15/2028
e
602,678
Cracker Barrel Old Country Store,
Inc., Convertible
40,000 0.625%,  6/15/2026 34,175
D.R. Horton, Inc.
69,000 2.600%,  10/15/2025 65,055
Dana, Inc.
540,000 5.625%,  6/15/2028 512,536
Expedia Group, Inc.
220,000 3.250%,  2/15/2030 193,526
Expedia Group, Inc., Convertible
349,000 Zero Coupon,  2/15/2026 311,936
Ford Motor Company
769,000 3.250%,  2/12/2032 607,997
435,000 6.100%,  8/19/2032 420,851
Ford Motor Company, Convertible
415,000 Zero Coupon,  3/15/2026 423,300
Ford Motor Credit Company, LLC
537,000 2.300%,  2/10/2025 503,532
715,000 4.134%,  8/4/2025 681,965
1,454,000 2.700%,  8/10/2026 1,303,386
255,000 2.900%,  2/10/2029 212,925
350,000 7.350%,  3/6/2030 362,326
Forestar Group, Inc.
340,000 3.850%,  5/15/2026
e
315,607
General Motors Company
221,000 6.800%,  10/1/2027 230,669
General Motors Financial
Company, Inc.
245,000 3.950%,  4/13/2024 241,555
124,000 1.200%,  10/15/2024 117,523
544,000 2.900%,  2/26/2025 520,148
135,000 2.750%,  6/20/2025 127,980
250,000 5.800%,  6/23/2028 251,006
150,000 5.700%,  9/30/2030
d,i
135,411
Goodyear Tire & Rubber Company
315,000 5.000%,  7/15/2029 290,464
195,000 5.250%,  7/15/2031 173,552
Guitar Center Escrow Issuer II, Inc.
144,000 8.500%,  1/15/2026
e
132,480
Hanesbrands, Inc.
415,000 4.875%,  5/15/2026
e
389,087
Hilton Domestic Operating
Company, Inc.
910,000 4.875%,  1/15/2030 853,125
196,000 3.625%,  2/15/2032
e
164,474
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
318,000 5.000%,  6/1/2029
e
284,225
Home Depot, Inc.
208,000 3.250%,  4/15/2032 186,415
Hyatt Hotels Corporation
165,000 5.750%,  1/30/2027 165,699

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Consumer Cyclical (6.4%) - continued
Hyundai Capital America
$ 118,000 5.500%,  3/30/2026
e
$ 117,496
221,000 3.000%,  2/10/2027
e
202,692
147,000 2.100%,  9/15/2028
e
123,861
International Game Technology plc
545,000 5.250%,  1/15/2029
e
517,751
Jacobs Entertainment, Inc.
268,000 6.750%,  2/15/2029
e
244,103
Jaguar Land Rover Automotive plc
532,000 5.500%,  7/15/2029
e
470,759
KB Home
395,000 4.800%,  11/15/2029 364,387
Kohl's Corporation
131,000 4.625%,  5/1/2031 96,699
L Brands, Inc.
880,000 6.625%,  10/1/2030
e
850,418
100,000 6.875%,  11/1/2035 92,808
Lennar Corporation
138,000 4.750%,  5/30/2025 135,459
Live Nation Entertainment, Inc.,
Convertible
216,000 2.000%,  2/15/2025 224,208
271,000 3.125%,  1/15/2029
e
295,932
Lowe's Companies, Inc.
220,000 4.000%,  4/15/2025 215,307
335,000 4.500%,  4/15/2030 324,386
Macy's Retail Holdings, LLC
420,000 5.875%,  4/1/2029
e,h
390,159
Marriott International, Inc./MD
165,000 4.900%,  4/15/2029 161,826
220,000 4.625%,  6/15/2030 210,282
Marriott Vacations Worldwide
Corporation, Convertible
215,000 Zero Coupon,  1/15/2026 203,067
164,000 3.250%,  12/15/2027
e
157,440
Mattamy Group Corporation
373,000 5.250%,  12/15/2027
e
352,704
Mercedes-Benz Finance North
America, LLC
221,000 1.450%,  3/2/2026
e
201,591
200,000 5.200%,  8/3/2026
e
199,770
Michaels Companies, Inc.
320,000 5.250%,  5/1/2028
e
272,013
NCL Corporation, Ltd.
182,000 3.625%,  12/15/2024
e
174,787
134,000 5.875%,  3/15/2026
e
126,799
518,000 5.875%,  2/15/2027
e
504,443
Nissan Motor Company, Ltd.
179,000 3.043%,  9/15/2023
e
178,327
177,000 3.522%,  9/17/2025
e
167,093
184,000 4.345%,  9/17/2027
e
171,236
229,000 4.810%,  9/17/2030
e
206,734
Nordstrom, Inc.
160,000 4.375%,  4/1/2030
h
134,962
225,000 4.250%,  8/1/2031 177,435
O'Reilly Automotive, Inc.
198,000 3.900%,  6/1/2029 186,695
PENN Entertainment, Inc.
605,000 4.125%,  7/1/2029
e,h
499,715
PetSmart, Inc./PetSmart Finance
Corporation
690,000 4.750%,  2/15/2028
e
632,713
385,000 7.750%,  2/15/2029
e
375,552
Principal
Amount Long-Term Fixed Income (75.1%) Value
Consumer Cyclical (6.4%) - continued
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
$ 834,000 5.750%,  4/15/2026
e
$ 817,665
370,000 6.250%,  1/15/2028
e
348,329
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
570,000 5.750%,  1/15/2029
e
421,775
Royal Caribbean Cruises, Ltd.
102,000 11.500%,  6/1/2025
e
108,061
682,000 4.250%,  7/1/2026
e
633,904
511,000 9.250%,  1/15/2029
e
544,025
160,000 7.250%,  1/15/2030
e
161,730
Scientific Games International, Inc.
650,000 7.250%,  11/15/2029
e
648,375
SeaWorld Parks and
Entertainment, Inc.
308,000 5.250%,  8/15/2029
e
277,200
Six Flags Theme Parks, Inc.
161,000 7.000%,  7/1/2025
e
161,393
Staples, Inc.
380,000 7.500%,  4/15/2026
e
313,935
241,000 10.750%,  4/15/2027
e
137,806
Station Casinos, LLC
383,000 4.625%,  12/1/2031
e
323,635
Tapestry, Inc.
150,000 3.050%,  3/15/2032 119,782
Target Corporation
307,000 2.350%,  2/15/2030 266,325
Toyota Motor Credit Corporation
141,000 4.700%,  1/12/2033 139,334
Tractor Supply Company
151,000 5.250%,  5/15/2033 149,289
Travel + Leisure Company
205,000 6.625%,  7/31/2026
e
204,065
Tripadvisor, Inc.
102,000 7.000%,  7/15/2025
e
102,185
Uber Technologies, Inc.
470,000 6.250%,  1/15/2028
e
466,362
Uber Technologies, Inc.,
Convertible
273,000 Zero Coupon,  12/15/2025 262,186
Vail Resorts, Inc., Convertible
280,000 Zero Coupon,  1/1/2026 247,800
VICI Properties, LP/VICI Note
Company, Inc.
281,000 4.625%,  6/15/2025
e
272,831
190,000 4.500%,  9/1/2026
e
179,924
576,000 5.750%,  2/1/2027
e
568,300
356,000 3.750%,  2/15/2027
e
328,658
Viking Cruises, Ltd.
653,000 5.875%,  9/15/2027
e
610,614
Volkswagen Group of America
Finance, LLC
275,000 4.250%,  11/13/2023
e
273,714
68,000 3.350%,  5/13/2025
e
65,347
Wabash National Corporation
500,000 4.500%,  10/15/2028
e
421,250
Walmart, Inc.
238,000 4.000%,  4/15/2030 231,974
Wyndham Hotels & Resorts, Inc.
245,000 4.375%,  8/15/2028
e
224,223
Yum! Brands, Inc.
665,000 4.750%,  1/15/2030
e
620,252

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Consumer Cyclical (6.4%) - continued
ZF North America Capital, Inc.
$ 274,000 7.125%,  4/14/2030
e
$ 282,242
Total 42,488,398
Consumer Non-Cyclical (5.3%)
1375209 B.C., Ltd.
371,000 9.000%,  1/30/2028
e
371,927
Abbott Laboratories
752,000 1.400%,  6/30/2030 617,311
AbbVie, Inc.
605,000 3.600%,  5/14/2025 586,132
AdaptHealth, LLC
273,000 4.625%,  8/1/2029
e
223,789
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
600,000 4.625%,  1/15/2027
e
568,589
664,000 3.500%,  3/15/2029
e
578,046
Amgen, Inc.
247,000 5.150%,  3/2/2028 247,163
392,000 5.250%,  3/2/2030 394,566
Anheuser-Busch InBev Worldwide,
Inc.
278,000 4.000%,  4/13/2028 268,218
295,000 4.750%,  1/23/2029 293,752
Aramark Services, Inc.
633,000 5.000%,  2/1/2028
e
595,022
Archer-Daniels-Midland Company
155,000 4.500%,  8/15/2033 151,788
AstraZeneca Finance, LLC
299,000 1.750%,  5/28/2028 259,991
B&G Foods, Inc.
200,000 5.250%,  4/1/2025 190,541
203,000 5.250%,  9/15/2027 175,057
BAT Capital Corporation
202,000 6.343%,  8/2/2030 202,000
141,000 7.750%,  10/19/2032 156,477
Bausch Health Companies, Inc.
186,000 5.500%,  11/1/2025
e,h
167,400
400,000 4.875%,  6/1/2028
e
242,520
658,000 11.000%,  9/30/2028
e
485,111
Becton, Dickinson and Company
165,000 4.693%,  2/13/2028 163,193
221,000 2.823%,  5/20/2030 192,955
BellRing Brands, Inc.
282,000 7.000%,  3/15/2030
e
283,066
BioMarin Pharmaceutical, Inc.,
Convertible
240,000 1.250%,  5/15/2027 241,016
Bio-Rad Laboratories, Inc.
204,000 3.300%,  3/15/2027 191,222
Cargill, Inc.
288,000 2.125%,  11/10/2031
e
233,860
Catalent Pharma Solutions, Inc.
137,000 3.125%,  2/15/2029
e
114,318
Central Garden & Pet Company
565,000 4.125%,  10/15/2030 480,343
Cheplapharm Arzneimittel GmbH
70,000 5.500%,  1/15/2028
e
63,740
Chobani, LLC/Chobani Finance
Corporation, Inc.
484,000 4.625%,  11/15/2028
e
440,434
Principal
Amount Long-Term Fixed Income (75.1%) Value
Consumer Non-Cyclical (5.3%) - continued
CHS/Community Health Systems,
Inc.
$ 285,000 5.625%,  3/15/2027
e
$ 253,592
117,000 8.000%,  12/15/2027
e
114,402
260,000 6.000%,  1/15/2029
e
222,300
220,000 4.750%,  2/15/2031
e
166,668
Cigna Group
244,000 2.400%,  3/15/2030 206,851
Constellation Brands, Inc.
295,000 3.150%,  8/1/2029 266,030
110,000 4.900%,  5/1/2033 107,498
Coty, Inc.
391,000 5.000%,  4/15/2026
e
377,296
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
468,000 4.750%,  1/15/2029
e
434,036
342,000 6.625%,  7/15/2030
e
344,992
CVS Health Corporation
168,000 5.000%,  2/20/2026 167,424
115,000 4.300%,  3/25/2028 111,376
168,000 5.125%,  2/21/2030 167,162
158,000 5.300%,  6/1/2033 157,824
Diageo Capital plc
129,000 2.000%,  4/29/2030 108,086
Edgewell Personal Care Company
340,000 5.500%,  6/1/2028
e
322,150
Eli Lilly & Company
310,000 4.700%,  2/27/2033 312,521
Embecta Corporation
155,000 6.750%,  2/15/2030
e
136,281
Encompass Health Corporation
860,000 4.500%,  2/1/2028 798,846
Energizer Holdings, Inc.
105,000 4.750%,  6/15/2028
e
94,314
435,000 4.375%,  3/31/2029
e
377,067
Fortrea Holdings, Inc.
136,000 7.500%,  7/1/2030
e
138,991
General Mills, Inc.
62,000 4.950%,  3/29/2033 61,275
HLF Financing SARL, LLC/
Herbalife International, Inc.
1,016,000 4.875%,  6/1/2029
e
772,160
Imperial Brands Finance plc
127,000 3.125%,  7/26/2024
e
123,243
Integer Holdings Corporation,
Convertible
308,000 2.125%,  2/15/2028
e
375,144
Ionis Pharmaceuticals, Inc.,
Convertible
132,000 0.125%,  12/15/2024 123,007
202,000 Zero Coupon,  4/1/2026 189,249
148,000 1.750%,  6/15/2028
e
148,000
Jazz Investments I, Ltd.,
Convertible
277,000 2.000%,  6/15/2026 286,695
Jazz Securities DAC
268,000 4.375%,  1/15/2029
e
238,282
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
395,000 2.500%,  1/15/2027
e
354,907
173,000 3.625%,  1/15/2032
e
143,287

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Consumer Non-Cyclical (5.3%) - continued
Kenvue, Inc.
$ 312,000 5.350%,  3/22/2026
e
$ 314,319
85,000 5.000%,  3/22/2030
e
85,775
Keurig Dr. Pepper, Inc.
272,000 3.200%,  5/1/2030 242,642
Kraft Heinz Foods Company
483,000 3.875%,  5/15/2027 463,091
152,000 6.750%,  3/15/2032 167,258
Kroger Company
124,000 4.500%,  1/15/2029 121,565
Lamb Weston Holdings, Inc.
285,000 4.125%,  1/31/2030
e
251,526
Legacy LifePoint Health, LLC
205,000 4.375%,  2/15/2027
e
176,812
Mattel, Inc.
415,000 3.375%,  4/1/2026
e
385,834
McKesson Corporation
136,000 0.900%,  12/3/2025 122,778
490,000 1.300%,  8/15/2026 438,386
Medtronic Global Holdings SCA
160,000 4.500%,  3/30/2033 156,114
Mozart Debt Merger Sub, Inc.
449,000 3.875%,  4/1/2029
e
393,177
318,000 5.250%,  10/1/2029
e,h
282,123
Mylan, Inc.
127,000 4.200%,  11/29/2023 126,170
Nestle Holdings, Inc.
188,000 5.250%,  3/13/2026
e
189,563
312,000 4.950%,  3/14/2030
e
315,576
Newell Brands, Inc.
374,000 4.700%,  4/1/2026 355,000
Organon & Company/Organon
Foreign Debt Co-Issuer BV
465,000 4.125%,  4/30/2028
e
416,706
Owens & Minor, Inc.
463,000 6.625%,  4/1/2030
e,h
423,866
Performance Food Group, Inc.
293,000 4.250%,  8/1/2029
e
260,277
Perrigo Finance Unlimited
Company
495,000 4.375%,  3/15/2026 469,418
Pfizer Investment Enterprises Pte,
Ltd.
246,000 4.450%,  5/19/2026 243,006
159,000 4.750%,  5/19/2033 157,949
Philip Morris International, Inc.
476,000 4.875%,  2/13/2026 472,835
322,000 4.875%,  2/15/2028 318,799
141,000 5.625%,  11/17/2029 144,246
141,000 5.750%,  11/17/2032 144,133
Post Holdings, Inc.
184,000 5.625%,  1/15/2028
e
177,807
196,000 5.500%,  12/15/2029
e
182,021
388,000 4.500%,  9/15/2031
e
330,339
Post Holdings, Inc., Convertible
159,000 2.500%,  8/15/2027
e
158,046
Primo Water Holdings, Inc.
401,000 4.375%,  4/30/2029
e
352,094
Procter & Gamble Company
122,000 1.200%,  10/29/2030 98,293
Roche Holdings, Inc.
141,000 1.930%,  12/13/2028
e
122,807
200,000 2.076%,  12/13/2031
e
164,361
Principal
Amount Long-Term Fixed Income (75.1%) Value
Consumer Non-Cyclical (5.3%) - continued
Royalty Pharma plc
$ 343,000 1.200%,  9/2/2025 $ 311,816
Scotts Miracle-Gro Company
299,000 4.500%,  10/15/2029
h
262,372
SEG Holding, LLC
670,000 5.625%,  10/15/2028
e
632,875
Simmons Foods, Inc.
641,000 4.625%,  3/1/2029
e
535,235
Spectrum Brands, Inc.
335,000 5.000%,  10/1/2029
e
301,500
205,000 5.500%,  7/15/2030
e
187,223
Stryker Corporation
244,000 3.650%,  3/7/2028 232,198
Syneos Health, Inc.
505,000 3.625%,  1/15/2029
e
499,964
Sysco Corporation
128,000 5.950%,  4/1/2030 133,493
Takeda Pharmaceutical Company,
Ltd.
297,000 5.000%,  11/26/2028 296,393
Teleflex, Inc.
480,000 4.625%,  11/15/2027 453,000
223,000 4.250%,  6/1/2028
e
205,038
Tenet Healthcare Corporation
1,415,000 5.125%,  11/1/2027 1,343,674
185,000 6.125%,  10/1/2028 176,229
404,000 6.750%,  5/15/2031
e
401,300
Teva Pharmaceutical Finance
Netherlands III BV
977,000 3.150%,  10/1/2026 883,859
Topgolf Callaway Brands
Corporation, Convertible
85,000 2.750%,  5/1/2026 110,202
TreeHouse Foods, Inc.
534,000 4.000%,  9/1/2028 466,316
United Natural Foods, Inc.
298,000 6.750%,  10/15/2028
e
248,246
Winnebago Industries, Inc.,
Convertible
172,000 1.500%,  4/1/2025 209,668
Wyeth, LLC
382,000 6.500%,  2/1/2034 428,480
Zoetis, Inc.
236,000 5.600%,  11/16/2032 246,453
Total 35,170,749
Energy (4.8%)
Antero Resources Corporation
179,000 5.375%,  3/1/2030
e
166,845
Archrock Partners, LP/Archrock
Partners Finance Corporation
585,000 6.250%,  4/1/2028
e
551,362
Baytex Energy Corporation
338,000 8.500%,  4/30/2030
e
342,506
BP Capital Markets America, Inc.
614,000 4.234%,  11/6/2028 598,333
259,000 4.812%,  2/13/2033 254,705
BP Capital Markets plc
231,000 4.875%,  3/22/2030
d,i
214,778
Buckeye Partners, LP
460,000 3.950%,  12/1/2026 422,050
Callon Petroleum Company
381,000 8.250%,  7/15/2025 381,000

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Energy (4.8%) - continued
$ 213,000 7.500%,  6/15/2030
e,h
$ 206,784
Cheniere Energy Partners, LP
146,000 4.500%,  10/1/2029 135,735
325,000 3.250%,  1/31/2032 270,445
259,000 5.950%,  6/30/2033
e
262,080
Cheniere Energy, Inc.
364,000 4.625%,  10/15/2028 341,598
Chesapeake Energy Corporation
255,000 6.750%,  4/15/2029
e
253,864
Chord Energy Corporation
255,000 6.375%,  6/1/2026
e
253,064
Civitas Resources, Inc.
153,000 8.375%,  7/1/2028
e
157,370
153,000 8.750%,  7/1/2031
e
158,355
CNX Resources Corporation
195,000 6.000%,  1/15/2029
e
182,388
CNX Resources Corporation,
Convertible
210,000 2.250%,  5/1/2026 344,085
Comstock Resources, Inc.
235,000 6.750%,  3/1/2029
e
219,201
330,000 5.875%,  1/15/2030
e
292,111
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
175,000 5.500%,  6/15/2031
e
159,166
Crescent Energy Finance, LLC
376,000 9.250%,  2/15/2028
e
382,467
CrownRock, LP/CrownRock
Finance, Inc.
305,000 5.625%,  10/15/2025
e
300,425
Diamondback Energy, Inc.
374,000 3.125%,  3/24/2031 324,482
DT Midstream, Inc.
645,000 4.125%,  6/15/2029
e
571,872
130,000 4.375%,  6/15/2031
e
112,858
Enbridge, Inc.
175,000 7.375%,  1/15/2083
d
173,082
175,000 7.625%,  1/15/2083
d
176,820
147,000 3.700%,  7/15/2027 139,135
78,000 5.700%,  3/8/2033 79,070
Enerflex, Ltd.
267,000 9.000%,  10/15/2027
e
268,654
Energy Transfer, LP
139,000 4.200%,  9/15/2023 138,686
100,000 6.750%,  5/15/2025
d,i
90,832
221,000 3.750%,  5/15/2030 200,176
EnLink Midstream Partners, LP
680,000 4.850%,  7/15/2026 660,824
EnLink Midstream, LLC
202,000 6.500%,  9/1/2030
e
203,319
Enterprise Products Operating,
LLC
148,000 4.150%,  10/16/2028 141,811
178,000
8.304%,  (LIBOR 3M +
2.986%), 8/16/2077
d
177,824
EQM Midstream Partners, LP
931,000 4.750%,  1/15/2031
e
831,199
EQT Corporation
141,000 3.900%,  10/1/2027 132,181
EQT Corporation, Convertible
116,000 1.750%,  5/1/2026 334,517
Principal
Amount Long-Term Fixed Income (75.1%) Value
Energy (4.8%) - continued
Ferrellgas, LP/Ferrellgas Finance
Corporation
$ 331,000 5.375%,  4/1/2026
e
$ 311,685
Genesis Energy LP/Genesis
Energy Finance Corporation
267,000 8.875%,  4/15/2030 266,315
Harvest Midstream, LP
785,000 7.500%,  9/1/2028
e
771,487
Hess Midstream Operations, LP
415,000 5.625%,  2/15/2026
e
408,775
234,000 5.500%,  10/15/2030
e
219,960
Hilcorp Energy I, LP/Hilcorp
Finance Company
470,000 5.750%,  2/1/2029
e
434,750
564,000 6.250%,  4/15/2032
e
512,634
Holly Energy Partners, LP/Holly
Energy Finance Corporation
286,000 6.375%,  4/15/2027
e
284,870
Howard Midstream Energy
Partners, LLC
535,000 6.750%,  1/15/2027
e
516,079
ITT Holdings, LLC
475,000 6.500%,  8/1/2029
e
406,242
Laredo Petroleum, Inc.
581,000 7.750%,  7/31/2029
e
496,755
Marathon Oil Corporation
148,000 4.400%,  7/15/2027 141,731
Marathon Petroleum Corporation
635,000 4.700%,  5/1/2025 626,683
MEG Energy Corporation
440,000 5.875%,  2/1/2029
e
421,800
MPLX, LP
370,000 1.750%,  3/1/2026 337,587
82,000 5.000%,  3/1/2033 78,796
Murphy Oil Corporation
350,000 5.875%,  12/1/2027 346,191
Nabors Industries, Ltd.
555,000 7.250%,  1/15/2026
e
534,332
National Fuel Gas Company
296,000 5.500%,  1/15/2026 292,216
New Fortress Energy, Inc.
210,000 6.750%,  9/15/2025
e
199,986
Noble Finance II, LLC
336,000 8.000%,  4/15/2030
e
345,660
Northern Oil and Gas, Inc.
338,000 8.750%,  6/15/2031
e
340,551
Northern Oil and Gas, Inc.,
Convertible
155,000 3.625%,  4/15/2029
e
188,855
Northriver Midstream Finance, LP
165,000 5.625%,  2/15/2026
e
157,690
NuStar Logistics, LP
515,000 5.750%,  10/1/2025 505,988
Occidental Petroleum Corporation
214,000 6.375%,  9/1/2028 219,714
ONEOK, Inc.
222,000 2.200%,  9/15/2025 206,019
Ovintiv, Inc.
117,000 5.650%,  5/15/2025 116,753
85,000 5.650%,  5/15/2028 84,459
160,000 6.250%,  7/15/2033 161,551

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Energy (4.8%) - continued
Permian Resources Operating,
LLC, Convertible
$ 48,000 3.250%,  4/1/2028 $ 96,828
Phillips 66 Company
238,000 4.950%,  12/1/2027 236,929
Pioneer Natural Resources
Company
184,000 1.900%,  8/15/2030 150,190
Pioneer Natural Resources
Company, Convertible
137,000 0.250%,  5/15/2025 328,585
Plains All American Pipeline, LP
41,000
9.431%,  (LIBOR 3M +
4.110%), 9/1/2023
d,i
37,065
Plains All American Pipeline, LP/
PAA Finance Corporation
314,000 4.650%,  10/15/2025 306,558
Precision Drilling Corporation
420,000 6.875%,  1/15/2029
e
396,047
Range Resources Corporation
271,000 4.750%,  2/15/2030
e
249,076
Rockcliff Energy II, LLC
360,000 5.500%,  10/15/2029
e
329,669
Schlumberger Holdings
Corporation
93,000 4.300%,  5/1/2029
e
89,566
SM Energy Company
420,000 6.625%,  1/15/2027 413,081
200,000 6.500%,  7/15/2028 195,496
Southwestern Energy Company
382,000 5.375%,  3/15/2030 357,414
250,000 4.750%,  2/1/2032 222,134
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
135,000 5.875%,  3/1/2027 132,136
320,000 5.000%,  6/1/2031
e
273,104
Suncor Energy, Inc.
160,000 7.150%,  2/1/2032 172,105
Sunoco, LP/Sunoco Finance
Corporation
495,000 5.875%,  3/15/2028 481,443
337,000 4.500%,  4/30/2030 298,788
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
546,000 5.500%,  1/15/2028
e
502,320
Targa Resources Partners, LP
355,000 4.875%,  2/1/2031 329,687
Teine Energy, Ltd.
320,000 6.875%,  4/15/2029
e
294,400
TransCanada Trust
342,000 5.875%,  8/15/2076
d
319,077
Transocean, Inc.
355,000 11.500%,  1/30/2027
e
372,259
182,000 8.750%,  2/15/2030
e
188,958
USA Compression Partners, LP/
USA Compression Finance
Corporation
449,000 6.875%,  4/1/2026 444,960
Venture Global Calcasieu Pass,
LLC
640,000 3.875%,  8/15/2029
e
554,180
219,000 6.250%,  1/15/2030
e
214,143
Principal
Amount Long-Term Fixed Income (75.1%) Value
Energy (4.8%) - continued
$ 250,000 4.125%,  8/15/2031
e
$ 212,058
Venture Global LNG, Inc.
689,000 8.375%,  6/1/2031
e
699,140
Weatherford International, Ltd.
496,000 8.625%,  4/30/2030
e
508,339
Western Midstream Operating, LP
680,000 3.950%,  6/1/2025 655,719
Williams Companies, Inc.
147,000 2.600%,  3/15/2031 121,870
Total 31,727,497
Financials (12.2%)
AerCap Holdings NV
164,000 5.875%,  10/10/2079
d
158,537
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
110,000 3.150%,  2/15/2024 108,260
220,000 6.500%,  7/15/2025 221,539
243,000 5.750%,  6/6/2028 242,127
384,000 3.000%,  10/29/2028 335,032
Air Lease Corporation
133,000 2.300%,  2/1/2025 125,826
48,000 3.375%,  7/1/2025 45,796
189,000 4.650%,  6/15/2026
d,i
167,608
147,000 3.125%,  12/1/2030 123,111
Aircastle, Ltd.
290,000 5.250%,  6/15/2026
d,e,i
218,950
147,000 2.850%,  1/26/2028
e
127,376
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
248,000 6.750%,  10/15/2027
e
234,907
Ally Financial, Inc.
217,000 5.750%,  11/20/2025
h
210,428
328,000 4.700%,  5/15/2026
d,i
248,870
148,000 8.000%,  11/1/2031 157,028
88,000 6.700%,  2/14/2033 81,921
American Express Company
218,000 3.950%,  8/1/2025 211,816
210,000 3.550%,  9/15/2026
d,i
176,197
206,000 2.550%,  3/4/2027 188,123
279,000 5.850%,  11/5/2027 286,656
American Homes 4 Rent, LP
156,000 2.375%,  7/15/2031 124,554
American International Group, Inc.
317,000 5.125%,  3/27/2033 311,679
AmWINS Group, Inc.
306,000 4.875%,  6/30/2029
e
280,736
Arbor Realty Trust, Inc.,
Convertible
97,000 7.500%,  8/1/2025
e
100,880
Ares Capital Corporation
70,000 4.250%,  3/1/2025 67,122
371,000 2.150%,  7/15/2026 325,014
Ares Capital Corporation,
Convertible
130,000 4.625%,  3/1/2024 132,356
Assurant, Inc.
239,000 6.100%,  2/27/2026 239,693
Australia & New Zealand Banking
Group, Ltd.
338,000 2.950%,  7/22/2030
d,e
312,232
Aviation Capital Group, LLC
142,000 4.875%,  10/1/2025
e
136,506

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Financials (12.2%) - continued
Avolon Holdings Funding, Ltd.
$ 309,000 4.250%,  4/15/2026
e
$ 290,413
BAC Capital Trust XIV
138,000
5.952%,  (LIBOR 3M +
0.400%), 8/17/2023
d,i
110,400
Banco Santander Mexico SA
87,000 5.375%,  4/17/2025
e
86,170
Banco Santander SA
200,000 6.921%,  8/8/2033 200,000
82,000 4.750%,  11/12/2026
d,i
65,186
200,000 5.294%,  8/18/2027 196,411
200,000 4.175%,  3/24/2028
d
188,409
Bank of America Corporation
285,000 4.200%,  8/26/2024 280,456
711,000 6.250%,  9/5/2024
d,i
704,388
124,000 3.458%,  3/15/2025
d
122,014
150,000 6.100%,  3/17/2025
d,i
148,794
339,000 1.319%,  6/19/2026
d
311,428
485,000 1.197%,  10/24/2026
d
439,109
220,000 6.125%,  4/27/2027
d,i
218,526
218,000 1.734%,  7/22/2027
d
195,324
283,000 4.376%,  4/27/2028
d
272,512
442,000 3.593%,  7/21/2028
d
411,618
218,000 4.948%,  7/22/2028
d
214,427
824,000 3.974%,  2/7/2030
d
766,471
525,000 2.687%,  4/22/2032
d
434,850
216,000 2.572%,  10/20/2032
d
175,302
275,000 2.972%,  2/4/2033
d
229,727
140,000 3.846%,  3/8/2037
d
120,683
Bank of Montreal
235,000 5.203%,  2/1/2028 235,440
140,000 3.088%,  1/10/2037
d
109,647
Bank of New York Mellon
Corporation
78,000 4.700%,  9/20/2025
d,i
76,150
218,000 4.596%,  7/26/2030
d
211,528
Bank of Nova Scotia
212,000 5.250%,  12/6/2024 211,017
294,000 4.900%,  6/4/2025
d,i
278,451
148,000 1.050%,  3/2/2026 132,713
Barclays plc
136,000 4.375%,  9/11/2024 133,002
562,000 2.852%,  5/7/2026
d
530,230
200,000 5.501%,  8/9/2028
d
196,776
223,000 4.972%,  5/16/2029
d
213,863
200,000 6.224%,  5/9/2034
d
201,862
160,000 7.119%,  6/27/2034
d
162,151
Berkshire Hathaway Finance
Corporation
428,000 2.875%,  3/15/2032 375,998
Blackstone Mortgage Trust, Inc.,
Convertible
49,000 5.500%,  3/15/2027 43,487
Blackstone Private Credit Fund
212,000 4.000%,  1/15/2029 182,305
Blue Owl Capital Corporation
146,000 4.250%,  1/15/2026 136,843
Blue Owl Credit Income
Corporation
209,000 4.700%,  2/8/2027 190,132
Blue Owl Technology Finance
Corporation
73,000 4.750%,  12/15/2025
e
67,351
221,000 3.750%,  6/17/2026
e
195,774
Principal
Amount Long-Term Fixed Income (75.1%) Value
Financials (12.2%) - continued
BNP Paribas SA
$ 199,000 2.819%,  11/19/2025
d,e
$ 190,514
200,000 3.132%,  1/20/2033
d,e
166,127
BPCE SA
133,000 2.375%,  1/14/2025
e
125,449
Brixmor Operating Partnership, LP
245,000 2.250%,  4/1/2028 207,748
Burford Capital Global Finance,
LLC
375,000 9.250%,  7/1/2031
e
378,750
Canadian Imperial Bank of
Commerce
212,000 3.945%,  8/4/2025 205,954
Capital One Financial Corporation
82,000 3.950%,  9/1/2026
d,i
65,268
206,000 3.273%,  3/1/2030
d
177,474
Capital One NA
199,000 2.280%,  1/28/2026
d
186,835
Centene Corporation
1,282,000 3.000%,  10/15/2030 1,072,624
Charles Schwab Corporation
328,000 5.375%,  6/1/2025
d,i
319,869
324,000 0.900%,  3/11/2026 287,842
328,000 4.000%,  6/1/2026
d,i
292,819
200,000 2.000%,  3/20/2028 173,233
360,000 4.000%,  12/1/2030
d,i
281,966
141,000 2.900%,  3/3/2032 118,155
Citigroup, Inc.
150,000
9.699%,  (TSFR3M +
4.330%), 10/30/2023
d,i
151,005
276,000 5.000%,  9/12/2024
d,i
261,399
373,000 3.352%,  4/24/2025
d
365,657
332,000 5.500%,  9/13/2025 330,221
150,000 4.000%,  12/10/2025
d,i
134,616
320,000 3.875%,  2/18/2026
d,i
278,528
170,000 4.150%,  11/15/2026
d,i
142,375
522,000 1.122%,  1/28/2027
d
466,242
292,000 1.462%,  6/9/2027
d
260,279
285,000 3.070%,  2/24/2028
d
262,732
89,000 7.375%,  5/15/2028
d,i
90,557
589,000 4.075%,  4/23/2029
d
555,932
156,000 6.174%,  5/25/2034
d
158,468
Citizens Financial Group, Inc.
162,000 4.000%,  10/6/2026
d,i
125,347
CNA Financial Corporation
145,000 3.950%,  5/15/2024 142,800
Coinbase Global, Inc., Convertible
468,000 0.500%,  6/1/2026 358,215
Comerica, Inc.
78,000 5.625%,  7/1/2025
d,i
69,262
Commerzbank AG
301,000 8.125%,  9/19/2023
e
300,639
Commonwealth Bank of Australia
177,000 2.688%,  3/11/2031
e
139,569
Cooperatieve Rabobank UA
135,000 1.339%,  6/24/2026
d,e
124,024
Corebridge Financial, Inc.
131,000 6.875%,  12/15/2052
d
127,838
Corporate Office Properties, LP
292,000 2.250%,  3/15/2026 259,947
Credit Acceptance Corporation
640,000 5.125%,  12/31/2024
e
627,097

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Financials (12.2%) - continued
Credit Agricole SA
$ 156,000 8.125%,  12/23/2025
d,e,i
$ 156,468
147,000 3.250%,  1/14/2030
e
127,123
Credit Suisse Group AG
198,000 6.500%,  8/8/2023
e
197,162
167,000 7.500%,  12/11/2023
*,d,i,k
8,350
83,000 7.250%,  9/12/2025
d,e,i,k
4,150
Dai-ichi Life Insurance Company,
Ltd.
400,000 5.100%,  10/28/2024
d,e,i
390,949
Deutsche Bank AG/New York, NY
502,000 2.129%,  11/24/2026
d
454,855
280,000 2.311%,  11/16/2027
d
245,978
209,000 3.742%,  1/7/2033
d
159,767
Discover Bank
295,000 4.682%,  8/9/2028
d
268,361
Discover Financial Services
72,000 6.700%,  11/29/2032 73,870
Drawbridge Special Opportunities
Fund, LP
660,000 3.875%,  2/15/2026
e
589,325
Elevance Health, Inc.
204,000 5.350%,  10/15/2025 204,313
452,000 2.550%,  3/15/2031 379,728
Enact Holdings, Inc.
253,000 6.500%,  8/15/2025
e
250,479
Encore Capital Group, Inc.,
Convertible
117,000 4.000%,  3/15/2029
e
121,018
Extra Space Storage, LP
144,000 2.400%,  10/15/2031 114,058
Fifth Third Bancorp
148,000 4.500%,  9/30/2025
d,i
135,771
145,000 4.772%,  7/28/2030
d
136,434
Fifth Third Bank NA
398,000 3.850%,  3/15/2026 373,696
First Horizon Bank
220,000 5.750%,  5/1/2030
h
196,156
First-Citizens Bank & Trust
Company
291,000 6.125%,  3/9/2028 291,081
Five Corners Funding Trust III
220,000 5.791%,  2/15/2033
e
224,312
Fortress Transportation and
Infrastructure Investors, LLC
203,000 6.500%,  10/1/2025
e
201,073
166,000 9.750%,  8/1/2027
e
172,833
47,000 5.500%,  5/1/2028
e
43,456
FS KKR Capital Corporation
146,000 3.400%,  1/15/2026 134,374
146,000 2.625%,  1/15/2027 125,762
GGAM Finance, Ltd.
336,000 7.750%,  5/15/2026
e
338,638
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
942,000 3.750%,  12/15/2027
e
751,714
Goldman Sachs Group, Inc.
155,000 5.500%,  8/10/2024
d,i
153,022
141,000 3.500%,  4/1/2025 135,995
203,000 4.250%,  10/21/2025 196,741
206,000 0.855%,  2/12/2026
d
190,974
250,000 3.650%,  8/10/2026
d,i
203,882
170,000 4.125%,  11/10/2026
d,i
144,520
Principal
Amount Long-Term Fixed Income (75.1%) Value
Financials (12.2%) - continued
$ 429,000 1.948%,  10/21/2027
d
$ 382,634
141,000 2.640%,  2/24/2028
d
127,664
573,000 3.615%,  3/15/2028
d
537,909
284,000 4.482%,  8/23/2028
d
274,838
294,000 3.814%,  4/23/2029
d
273,636
148,000 3.800%,  3/15/2030 136,038
148,000 2.615%,  4/22/2032
d
121,397
146,000 2.383%,  7/21/2032
d
116,661
Hartford Financial Services Group,
Inc.
148,000 2.800%,  8/19/2029 130,031
216,000
7.446%,  (LIBOR 3M +
2.125%), 2/12/2047
d,e
184,725
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
30,000 Zero Coupon,  5/1/2025
e
28,718
HSBC Holdings plc
225,000 3.803%,  3/11/2025
d
221,542
82,000 6.375%,  3/30/2025
d,i
79,165
148,000 2.633%,  11/7/2025
d
141,424
162,000 1.645%,  4/18/2026
d
150,290
164,000 1.589%,  5/24/2027
d
146,023
260,000 2.251%,  11/22/2027
d
232,513
200,000 6.161%,  3/9/2029
d
202,646
413,000 4.583%,  6/19/2029
d
389,792
202,000 4.600%,  12/17/2030
d,i
161,185
176,000 2.804%,  5/24/2032
d
142,914
HUB International, Ltd.
518,000 5.625%,  12/1/2029
e
462,330
Huntington Bancshares, Inc.
226,000 4.450%,  10/15/2027
d,i
192,615
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
284,000 4.750%,  9/15/2024 274,743
405,000 6.375%,  12/15/2025 387,597
338,000 5.250%,  5/15/2027 297,947
ING Groep NV
292,000 1.726%,  4/1/2027
d
261,933
Intercontinental Exchange, Inc.
208,000 4.350%,  6/15/2029 201,682
Invitation Homes Operating
Partnership, LP
223,000 2.000%,  8/15/2031 172,176
J.P. Morgan Chase & Company
150,000 6.000%,  11/1/2023
d,h,i
150,360
164,000
8.549%,  (TSFR3M +
3.512%), 11/1/2023
d,i
164,563
406,000 5.000%,  8/1/2024
d,i
396,966
560,000 4.023%,  12/5/2024
d
556,303
244,000 4.600%,  2/1/2025
d,i
230,580
478,000 1.561%,  12/10/2025
d
450,858
145,000 2.083%,  4/22/2026
d
136,361
185,000 3.650%,  6/1/2026
d,i
166,111
471,000 1.045%,  11/19/2026
d
425,358
294,000 1.578%,  4/22/2027
d
264,694
265,000 2.947%,  2/24/2028
d
244,093
442,000 4.005%,  4/23/2029
d
418,197
146,000 2.069%,  6/1/2029
d
125,866
589,000 4.493%,  3/24/2031
d
563,960
141,000 2.963%,  1/25/2033
d
118,978
147,000 4.912%,  7/25/2033
d
143,638
142,000 5.717%,  9/14/2033
d
144,186
172,000 5.350%,  6/1/2034
d
173,237

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Financials (12.2%) - continued
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
$ 135,000 5.000%,  8/15/2028
e
$ 115,362
KeyBank NA/Cleveland, OH
221,000 3.900%,  4/13/2029 180,977
300,000 5.000%,  1/26/2033 271,085
Kilroy Realty, LP
291,000 4.375%,  10/1/2025 273,557
Lincoln National Corporation
135,000
7.688%,  (LIBOR 3M +
2.358%), 8/17/2023
d
96,525
Lloyds Banking Group plc
596,000 1.627%,  5/11/2027
d
529,409
LPL Holdings, Inc.
360,000 4.000%,  3/15/2029
e
322,693
M&T Bank Corporation
378,000 3.500%,  9/1/2026
d,i
282,222
Macquarie Airfinance Holdings,
Ltd.
168,000 8.375%,  5/1/2028
e
171,056
Macquarie Group, Ltd.
293,000 1.629%,  9/23/2027
d,e
256,704
Manufacturers & Traders Trust
Company
313,000 4.700%,  1/27/2028 299,017
Marsh & McLennan Companies,
Inc.
151,000 2.375%,  12/15/2031 123,415
MetLife, Inc.
200,000 3.850%,  9/15/2025
d,i
186,882
135,000 5.875%,  3/15/2028
d,i
131,594
176,000 6.400%,  12/15/2036 175,974
Metropolitan Life Global Funding I
285,000 2.950%,  4/9/2030
e
246,834
Mid-America Apartments, LP
295,000 4.200%,  6/15/2028 282,814
Mitsubishi UFJ Financial Group,
Inc.
162,000 1.412%,  7/17/2025 149,336
290,000 1.538%,  7/20/2027
d
258,236
221,000 3.741%,  3/7/2029 205,228
200,000 5.406%,  4/19/2034
d
198,934
Mizuho Financial Group, Inc.
425,000 1.554%,  7/9/2027
d
376,780
288,000 2.564%,  9/13/2031 226,780
Molina Healthcare, Inc.
332,000 4.375%,  6/15/2028
e
304,420
Morgan Stanley
136,000
5.592%,  (SOFRRATE +
0.466%), 11/10/2023
d
135,936
124,000 2.720%,  7/22/2025
d
120,074
291,000 1.164%,  10/21/2025
d
273,497
95,000 5.000%,  11/24/2025 93,848
100,000 2.630%,  2/18/2026
d
95,223
294,000 2.188%,  4/28/2026
d
276,616
192,000 6.138%,  10/16/2026
d
194,357
251,000 0.985%,  12/10/2026
d
224,575
294,000 1.593%,  5/4/2027
d
263,767
290,000 1.512%,  7/20/2027
d
257,634
102,000 5.123%,  2/1/2029
d
100,961
1,041,000 3.622%,  4/1/2031
d
935,603
141,000 2.943%,  1/21/2033
d
117,348
146,000 4.889%,  7/20/2033
d
140,525
155,000 5.250%,  4/21/2034
d
153,007
Principal
Amount Long-Term Fixed Income (75.1%) Value
Financials (12.2%) - continued
$ 181,000 5.424%,  7/21/2034
d
$ 180,858
284,000 2.484%,  9/16/2036
d
217,715
MPT Operating Partnership, LP/
MPT Finance Corporation
370,000 5.250%,  8/1/2026
h
340,554
99,000 4.625%,  8/1/2029 78,637
Nasdaq, Inc.
332,000 5.650%,  6/28/2025 332,535
167,000 5.350%,  6/28/2028 167,286
National Retail Properties, Inc.
147,000 2.500%,  4/15/2030 122,007
Nationstar Mortgage Holdings,
Inc.
336,000 6.000%,  1/15/2027
e
321,088
NatWest Group plc
206,000 4.269%,  3/22/2025
d
203,470
147,000 4.892%,  5/18/2029
d
140,510
220,000 3.754%,  11/1/2029
d
208,909
200,000 4.600%,  6/28/2031
d,i
142,077
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
511,000 4.500%,  9/30/2028
e
396,025
New York Life Global Funding
159,000 4.550%,  1/28/2033
e
152,567
NFP Corporation
205,000 6.875%,  8/15/2028
e
181,448
Nippon Life Insurance Company
415,000 5.100%,  10/16/2044
d,e
409,497
287,000 3.400%,  1/23/2050
d,e
251,416
Nomura Holdings, Inc.
218,000 2.172%,  7/14/2028 183,696
Northern Trust Corporation
210,000 4.000%,  5/10/2027 202,997
Omega Healthcare Investors, Inc.
150,000 4.750%,  1/15/2028 140,214
147,000 3.375%,  2/1/2031 118,096
OneMain Finance Corporation
235,000 6.875%,  3/15/2025 234,220
918,000 3.875%,  9/15/2028 753,908
Park Intermediate Holdings, LLC
537,000 4.875%,  5/15/2029
e
469,204
Pebblebrook Hotel Trust,
Convertible
379,000 1.750%,  12/15/2026 330,491
PennyMac Financial Services, Inc.
273,000 4.250%,  2/15/2029
e
225,372
Pine Street Trust I
148,000 4.572%,  2/15/2029
e
136,321
PNC Bank NA
148,000 2.700%,  10/22/2029 124,526
PNC Financial Services Group,
Inc.
272,000 5.671%,  10/28/2025
d
270,651
200,000 3.400%,  9/15/2026
d,i
155,000
175,000 6.200%,  9/15/2027
d,h,i
168,438
169,000 5.582%,  6/12/2029
d
169,344
178,000 6.250%,  3/15/2030
d,i
162,767
PRA Group, Inc.
424,000 7.375%,  9/1/2025
e
408,248
167,000 8.375%,  2/1/2028
e
152,388
Principal Life Global Funding II
218,000 1.250%,  8/16/2026
e
191,623

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Financials (12.2%) - continued
Prologis, LP
$ 228,000 3.375%,  12/15/2027 $ 213,637
Provident Financing Trust I
78,000 7.405%,  3/15/2038 77,351
Prudential Financial, Inc.
141,000 5.125%,  3/1/2052
d
128,440
133,000 6.750%,  3/1/2053
d
134,350
435,000 5.200%,  3/15/2044
d
430,654
75,000 3.700%,  10/1/2050
d
64,040
Public Storage
157,000 5.100%,  8/1/2033 157,131
QBE Insurance Group, Ltd.
156,000 5.875%,  5/12/2025
d,e,h,i
149,722
Radian Group, Inc.
340,000 4.875%,  3/15/2027 324,533
Realty Income Corporation
147,000 4.875%,  6/1/2026 145,443
173,000 3.950%,  8/15/2027 164,632
393,000 5.625%,  10/13/2032 399,092
Redwood Trust, Inc., Convertible
17,000 7.750%,  6/15/2027 15,438
Regions Financial Corporation
160,000 2.250%,  5/18/2025 150,447
156,000 5.750%,  6/15/2025
d,h,i
149,632
Reinsurance Group of America,
Inc.
175,000 4.700%,  9/15/2023 174,632
157,000 6.000%,  9/15/2033 158,850
RHP Hotel Properties, LP/RHP
Finance Corporation
201,000 7.250%,  7/15/2028
e
204,020
RLJ Lodging Trust, LP
169,000 3.750%,  7/1/2026
e
155,691
376,000 4.000%,  9/15/2029
e
315,163
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
390,000 3.625%,  3/1/2029
e
332,468
Royal Bank of Canada
188,000 0.750%,  10/7/2024 177,465
158,000 4.900%,  1/12/2028 156,180
79,000 5.000%,  2/1/2033 77,573
Santander Holdings USA, Inc.
137,000 2.490%,  1/6/2028
d
119,056
153,000 6.499%,  3/9/2029
d
153,668
Santander UK Group Holdings plc
286,000 1.673%,  6/14/2027
d
250,514
Service Properties Trust
180,000 4.650%,  3/15/2024 176,860
108,000 4.350%,  10/1/2024 103,694
445,000 7.500%,  9/15/2025 439,816
265,000 5.500%,  12/15/2027 232,540
Simon Property Group, LP
244,000 2.650%,  7/15/2030 206,835
SLM Corporation
170,000 4.200%,  10/29/2025 159,659
Societe Generale SA
148,000 2.625%,  10/16/2024
e
141,910
165,000 1.488%,  12/14/2026
d,e
147,413
Spirit Realty, LP
329,000 3.200%,  1/15/2027 297,304
Standard Chartered plc
165,000 0.991%,  1/12/2025
d,e
160,677
85,000 6.000%,  7/26/2025
d,e,i
81,883
Principal
Amount Long-Term Fixed Income (75.1%) Value
Financials (12.2%) - continued
$ 200,000 2.608%,  1/12/2028
d,e
$ 178,401
State Street Corporation
169,000 5.272%,  8/3/2026 169,000
138,000 4.421%,  5/13/2033
d
130,248
Sumitomo Life Insurance Company
320,000 3.375%,  4/15/2081
d,e
273,784
Sumitomo Mitsui Financial Group,
Inc.
148,000 2.448%,  9/27/2024 142,246
200,000 2.174%,  1/14/2027 179,083
221,000 2.142%,  9/23/2030 176,566
200,000 5.766%,  1/13/2033 204,944
Sumitomo Mitsui Trust Bank, Ltd.
135,000 1.050%,  9/12/2025
e
122,558
Summit Hotel Properties, Inc.,
Convertible
130,000 1.500%,  2/15/2026 109,841
Synchrony Financial
141,000 4.250%,  8/15/2024 137,747
86,000 7.250%,  2/2/2033 80,642
Synovus Bank
155,000 5.625%,  2/15/2028 144,586
Toronto-Dominion Bank
100,000 8.125%,  10/31/2082
d
102,730
165,000 5.156%,  1/10/2028 164,320
246,000 5.523%,  7/17/2028 248,540
138,000 4.456%,  6/8/2032 129,925
Truist Bank
147,000 2.250%,  3/11/2030 117,432
Truist Financial Corporation
330,000 6.047%,  6/8/2027
d
330,614
121,000 1.887%,  6/7/2029
d
101,404
185,000 5.100%,  3/1/2030
d,i
165,797
U.S. Bancorp
205,000 5.727%,  10/21/2026
d
205,643
218,000 4.548%,  7/22/2028
d
209,633
82,000 5.836%,  6/12/2034
d
83,146
UBS AG
265,000 5.125%,  5/15/2024 260,969
UBS Group AG
122,000 2.593%,  9/11/2025
d,e
117,059
250,000 2.193%,  6/5/2026
d,e
231,858
200,000 4.875%,  2/12/2027
d,e,i
166,250
269,000 3.869%,  1/12/2029
d,e
245,834
UDR, Inc.
296,000 3.000%,  8/15/2031 250,385
United Wholesale Mortgage, LLC
106,000 5.500%,  11/15/2025
e
101,907
262,000 5.500%,  4/15/2029
e
230,331
UnitedHealth Group, Inc.
569,000 5.250%,  2/15/2028 582,152
283,000 4.200%,  5/15/2032 269,714
USB Realty Corporation
376,000
6.717%,  (TSFR3M +
1.409%), 1/15/2027
d,e,i
266,960
USI, Inc./NY
135,000 6.875%,  5/1/2025
e
134,455
Ventas Realty, LP
126,000 3.750%,  5/1/2024 123,680
Ventas Realty, LP, Convertible
222,000 3.750%,  6/1/2026
e
227,994
Wells Fargo & Company
245,000 2.406%,  10/30/2025
d
234,450

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Financials (12.2%) - continued
$ 335,000 3.900%,  3/15/2026
d,i
$ 301,232
346,000 2.188%,  4/30/2026
d
325,376
100,000
6.070%,  (LIBOR 3M +
0.500%), 1/15/2027
d
95,408
138,000 3.526%,  3/24/2028
d
129,004
294,000 3.584%,  5/22/2028
d
274,539
218,000 4.808%,  7/25/2028
d
212,580
187,000 7.625%,  9/15/2028
d,i
192,262
649,000 4.478%,  4/4/2031
d
615,220
108,000 5.389%,  4/24/2034
d
107,151
157,000 5.557%,  7/25/2034
d
157,619
Welltower OP, LLC
146,000 2.050%,  1/15/2029 122,169
173,000 2.800%,  6/1/2031 143,277
Welltower OP, LLC, Convertible
325,000 2.750%,  5/15/2028
e
330,363
Westpac Banking Corporation
221,000 4.110%,  7/24/2034
d
195,196
Willis North America, Inc.
295,000 4.500%,  9/15/2028 281,943
XHR, LP
169,000 6.375%,  8/15/2025
e
166,154
187,000 4.875%,  6/1/2029
e
162,672
Total 80,741,373
Foreign Government (<0.1%)
NBN Company, Ltd.
265,000 2.625%,  5/5/2031
e
220,687
Total 220,687
Mortgage-Backed Securities (10.1%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,968,577 2.500%,  5/1/2051 3,357,821
2,036,439 3.500%,  5/1/2052 1,846,327
1,494,010 4.000%,  5/1/2052 1,407,082
4,981,578 3.500%,  6/1/2052 4,520,316
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,683,750 2.500%,  7/1/2030 1,559,416
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,137,788 3.500%,  5/1/2040 1,061,844
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,476,258 3.000%,  1/1/2052 3,054,834
402,272 2.000%,  2/1/2051 327,594
252,253 2.000%,  2/1/2051 205,129
1,742,069 2.500%,  2/1/2051 1,476,216
3,403,729 2.000%,  3/1/2051 2,763,998
3,568,979 3.000%,  3/1/2052 3,130,410
2,741,770 2.000%,  4/1/2051 2,227,560
2,105,603 3.000%,  4/1/2051 1,848,273
2,175,615 3.000%,  5/1/2050 1,922,482
478,354 2.000%,  5/1/2051 387,943
232,212 3.000%,  6/1/2050 207,203
1,448,342 5.000%,  6/1/2053 1,423,669
2,643,665 2.500%,  7/1/2051 2,237,038
273,622 3.500%,  7/1/2051 250,917
925,760 3.500%,  8/1/2050 851,570
Principal
Amount Long-Term Fixed Income (75.1%) Value
Mortgage-Backed Securities (10.1%) -
continued
$ 1,879,505 3.500%,  9/1/2052 $ 1,710,391
2,529,868 4.000%,  10/1/2052 2,368,778
483,285 2.000%,  11/1/2051 392,018
1,962,849 2.000%,  12/1/2050 1,596,728
3,684,886 4.500%,  12/1/2052 3,552,788
6,950,000 4.000%,  8/1/2048
c
6,487,662
7,350,000 4.500%,  8/1/2048
c
7,036,764
3,550,000 5.000%,  8/1/2048 3,467,768
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,177,460 2.500%,  3/1/2062 1,776,597
1,311,194 3.500%,  7/1/2061 1,179,726
1,297,899 4.000%,  12/1/2061 1,211,490
Total 66,848,352
Technology (3.1%)
Advanced Micro Devices, Inc.
138,000 3.924%,  6/1/2032 129,786
Akamai Technologies, Inc.,
Convertible
221,000 0.125%,  5/1/2025 241,080
245,000 0.375%,  9/1/2027 240,712
Analog Devices, Inc.
72,000 2.100%,  10/1/2031 59,394
Apple, Inc.
781,000 2.200%,  9/11/2029 688,573
278,000 1.650%,  2/8/2031 229,326
AthenaHealth Group, Inc.
469,000 6.500%,  2/15/2030
e
397,389
Black Knight InfoServ, LLC
540,000 3.625%,  9/1/2028
e
494,100
Block, Inc., Convertible
59,000 0.125%,  3/1/2025 58,292
217,000 0.250%,  11/1/2027 169,531
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
221,000 3.875%,  1/15/2027 210,705
Broadcom, Inc.
137,000 4.000%,  4/15/2029
e
126,941
Cloud Software Group, Inc.
378,000 6.500%,  3/31/2029
e
340,214
135,000 9.000%,  9/30/2029
e
120,912
CommScope Technologies, LLC
730,000 6.000%,  6/15/2025
e,h
661,986
CommScope, Inc.
380,000 7.125%,  7/1/2028
e,h
250,800
Dell International, LLC/EMC
Corporation
239,000 5.250%,  2/1/2028 239,515
99,000 5.300%,  10/1/2029 98,742
Euronet Worldwide, Inc.,
Convertible
282,000 0.750%,  3/15/2049 262,612
Fiserv, Inc.
237,000 2.750%,  7/1/2024 230,334
295,000 4.200%,  10/1/2028 283,279
80,000 5.600%,  3/2/2033 81,446
Gartner, Inc.
575,000 3.625%,  6/15/2029
e
506,714
440,000 3.750%,  10/1/2030
e
383,549
Global Payments, Inc.
64,000 2.650%,  2/15/2025 61,006

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Technology (3.1%) - continued
$ 213,000 4.950%,  8/15/2027 $ 208,787
147,000 3.200%,  8/15/2029 129,529
Intel Corporation
308,000 5.125%,  2/10/2030 310,469
InterDigital, Inc., Convertible
305,000 3.500%,  6/1/2027 399,952
Iron Mountain, Inc.
425,000 4.875%,  9/15/2027
e
398,633
605,000 5.000%,  7/15/2028
e
560,239
440,000 4.875%,  9/15/2029
e
396,889
568,000 4.500%,  2/15/2031
e
489,682
Jabil, Inc.
155,000 5.450%,  2/1/2029 154,219
Lumentum Holdings, Inc.,
Convertible
215,000 0.250%,  3/15/2024 220,912
351,000 0.500%,  6/15/2028 269,177
MACOM Technology Solutions
Holdings, Inc., Convertible
183,000 0.250%,  3/15/2026 189,497
Marvell Technology, Inc.
147,000 2.950%,  4/15/2031 123,818
Mastercard, Inc.
137,000 2.000%,  11/18/2031 113,132
Microchip Technology, Inc.,
Convertible
600,000 0.125%,  11/15/2024 689,625
Moody's Corporation
141,000 4.250%,  8/8/2032 133,915
NCR Corporation
509,000 5.125%,  4/15/2029
e
455,173
504,000 6.125%,  9/1/2029
e
512,261
NVIDIA Corporation
74,000 2.850%,  4/1/2030 66,902
NXP BV/NXP Funding, LLC
154,000 4.875%,  3/1/2024 152,930
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
70,000 2.700%,  5/1/2025 66,598
147,000 4.300%,  6/18/2029 138,777
ON Semiconductor Corporation,
Convertible
295,000 Zero Coupon,  5/1/2027 607,700
33,000 0.500%,  3/1/2029
e
40,183
Open Text Corporation
285,000 3.875%,  12/1/2029
e
241,078
610,000 4.125%,  2/15/2030
e
522,922
Oracle Corporation
141,000 6.150%,  11/9/2029 147,853
494,000 2.950%,  4/1/2030 431,066
208,000 6.250%,  11/9/2032 219,955
PayPal Holdings, Inc.
149,000 2.850%,  10/1/2029 132,674
253,000 2.300%,  6/1/2030 214,806
Progress Software Corporation,
Convertible
139,000 1.000%,  4/15/2026 155,958
PTC, Inc.
215,000 3.625%,  2/15/2025
e
207,717
305,000 4.000%,  2/15/2028
e
279,908
Rackspace Technology Global,
Inc.
440,000 5.375%,  12/1/2028
e
121,834
Principal
Amount Long-Term Fixed Income (75.1%) Value
Technology (3.1%) - continued
S&P Global, Inc.
$ 138,000 2.900%,  3/1/2032 $ 119,362
Salesforce.com, Inc.
421,000 1.950%,  7/15/2031 345,113
Seagate HDD Cayman
201,000 8.500%,  7/15/2031
e
209,848
522,170 9.625%,  12/1/2032
e
578,112
Semtech Corporation, Convertible
109,000 1.625%,  11/1/2027
e
110,199
Sensata Technologies, Inc.
384,000 3.750%,  2/15/2031
e
324,319
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
140,000 4.625%,  11/1/2026
e
132,279
SS&C Technologies, Inc.
1,095,000 5.500%,  9/30/2027
e
1,057,858
Verint Systems, Inc., Convertible
149,000 0.250%,  4/15/2026 133,541
Viavi Solutions, Inc.
375,000 3.750%,  10/1/2029
e
321,803
Viavi Solutions, Inc., Convertible
82,000 1.000%,  3/1/2024 80,565
114,000 1.625%,  3/15/2026
e
115,995
Vishay Intertechnology, Inc.,
Convertible
297,000 2.250%,  6/15/2025 317,226
VMware, Inc.
291,000 1.400%,  8/15/2026 257,821
189,000 2.200%,  8/15/2031 148,147
Xilinx, Inc.
80,000 2.375%,  6/1/2030 68,991
Ziff Davis, Inc., Convertible
259,000 1.750%,  11/1/2026
e
246,050
Total 20,638,937
Transportation (1.4%)
Air Transport Services Group, Inc.,
Convertible
31,000 1.125%,  10/15/2024 29,741
Allegiant Travel Company
304,000 7.250%,  8/15/2027
e
299,909
American Airlines Group, Inc.
116,000 3.750%,  3/1/2025
e
110,327
American Airlines, Inc.
974,000 11.750%,  7/15/2025
e
1,073,489
242,000 7.250%,  2/15/2028
e
240,257
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
811,250 5.500%,  4/20/2026
e
799,091
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
400,000 5.375%,  3/1/2029
e
372,167
Canadian Pacific Railway
Company
300,000 1.750%,  12/2/2026 270,170
CSX Corporation
147,000 4.250%,  3/15/2029 143,259
Delta Air Lines, Inc.
199,000 7.000%,  5/1/2025
e
203,607
85,000 7.375%,  1/15/2026 88,241
276,000 4.375%,  4/19/2028 262,185

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Transportation (1.4%) - continued
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
$ 249,474 4.500%,  10/20/2025
e
$ 244,521
ERAC USA Finance, LLC
194,000 3.850%,  11/15/2024
e
189,582
Hawaiian Brand Intellectual
Property, Ltd.
477,000 5.750%,  1/20/2026
e
450,253
Hertz Corporation
327,000 4.625%,  12/1/2026
e
295,428
392,000 5.000%,  12/1/2029
e
323,828
JetBlue Airways Corporation,
Convertible
240,000 0.500%,  4/1/2026 194,591
Mileage Plus Holdings, LLC
317,600 6.500%,  6/20/2027
e
317,582
Norfolk Southern Corporation
232,000 4.450%,  3/1/2033 221,896
Penske Truck Leasing Company,
LP/PTL Finance Corporation
135,000 1.200%,  11/15/2025
e
121,105
195,000 5.750%,  5/24/2026
e
194,028
148,000 1.700%,  6/15/2026
e
131,398
Rand Parent, LLC
351,000 8.500%,  2/15/2030
e,h
330,050
Ryder System, Inc.
124,000 2.850%,  3/1/2027 114,383
Southwest Airlines Company
147,000 5.125%,  6/15/2027 146,573
158,000 2.625%,  2/10/2030 135,172
Southwest Airlines Company,
Convertible
367,000 1.250%,  5/1/2025 403,333
Union Pacific Corporation
147,000 2.150%,  2/5/2027 134,190
United Airlines, Inc.
371,000 4.375%,  4/15/2026
e
351,277
310,000 4.625%,  4/15/2029
e
280,446
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
451,000 6.375%,  2/1/2030
e
381,758
XPO Escrow Sub, LLC
401,000 7.500%,  11/15/2027
e
414,530
Total 9,268,367
U.S. Government & Agencies (1.8%)
U.S. Treasury Bonds
1,700,000 4.000%,  11/15/2052 1,698,406
1,700,000 4.125%,  11/15/2032 1,719,656
1,504,000 3.375%,  5/15/2033 1,434,675
8,300,000 3.375%,  8/15/2042 7,383,110
Total 12,235,847
Utilities (2.2%)
AEP Texas, Inc.
140,000 4.700%,  5/15/2032 134,240
AES Corporation
239,000 3.950%,  7/15/2030
e
216,547
Algonquin Power & Utilities
Corporation
160,000 4.750%,  1/18/2082
d
129,112
Principal
Amount Long-Term Fixed Income (75.1%) Value
Utilities (2.2%) - continued
Alliant Energy Corporation,
Convertible
$ 176,000 3.875%,  3/15/2026
e
$ 175,208
Ameren Corporation
148,000 1.750%,  3/15/2028 128,359
American Electric Power
Company, Inc.
212,000 2.031%,  3/15/2024 206,921
147,000 2.300%,  3/1/2030 121,837
78,000 5.625%,  3/1/2033 79,411
American Water Capital
Corporation, Convertible
152,000 3.625%,  6/15/2026
e
154,129
Arizona Public Service Company
162,000 5.550%,  8/1/2033 162,364
Calpine Corporation
379,000 4.500%,  2/15/2028
e
347,881
CenterPoint Energy, Inc.
127,000 2.500%,  9/1/2024 122,299
182,000 1.450%,  6/1/2026 163,225
220,000 2.650%,  6/1/2031 182,943
CMS Energy Corporation,
Convertible
191,000 3.375%,  5/1/2028
e
190,045
Constellation Energy Generation,
LLC
153,000 5.800%,  3/1/2033 156,821
Dominion Energy, Inc.
126,000 3.071%,  8/15/2024 122,344
225,000 4.350%,  1/15/2027
d,i
193,140
148,000 3.375%,  4/1/2030 132,025
DTE Energy Company
211,000 4.220%,  11/1/2024 206,936
163,000 4.875%,  6/1/2028 161,005
Duke Energy Corporation
200,000 3.250%,  1/15/2082
d
147,814
82,000 4.875%,  9/16/2024
d,i
79,712
328,000 2.450%,  6/1/2030 275,726
142,000 4.500%,  8/15/2032 133,912
Duke Energy Corporation,
Convertible
396,000 4.125%,  4/15/2026
e
389,862
Edison International
183,000 4.950%,  4/15/2025 180,234
450,000 5.000%,  12/15/2026
d,i
388,787
Enel Finance International NV
286,000 1.375%,  7/12/2026
e
254,132
Entergy Corporation
136,000 0.900%,  9/15/2025 123,174
148,000 1.900%,  6/15/2028 126,947
Evergy, Inc.
127,000 2.450%,  9/15/2024 122,194
Eversource Energy
299,000 4.600%,  7/1/2027 292,898
157,000 5.125%,  5/15/2033 154,772
Exelon Corporation
147,000 4.050%,  4/15/2030 137,431
Fells Point Funding Trust
269,000 3.046%,  1/31/2027
e
247,818
FirstEnergy Corporation,
Convertible
275,000 4.000%,  5/1/2026
e
274,037
Florida Power & Light Company
163,000 4.400%,  5/15/2028 160,230

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Utilities (2.2%) - continued
Georgia Power Company
$ 87,000 4.950%,  5/17/2033 $ 85,721
ITC Holdings Corporation
142,000 4.950%,  9/22/2027
e
140,388
Jersey Central Power & Light
Company
288,000 2.750%,  3/1/2032
e
237,552
National Rural Utilities Cooperative
Finance Corporation
176,000 3.450%,  6/15/2025 169,643
165,000 5.050%,  9/15/2028 165,074
NextEra Energy Capital Holdings,
Inc.
165,000 3.800%,  3/15/2082
d
139,868
161,000 6.051%,  3/1/2025 162,168
147,000 2.250%,  6/1/2030 122,141
NextEra Energy Partners, LP,
Convertible
298,000 Zero Coupon,  11/15/2025
e
268,200
NiSource, Inc.
148,000 2.950%,  9/1/2029 131,579
NRG Energy, Inc.
137,000 2.000%,  12/2/2025
e
123,440
135,000 10.250%,  3/15/2028
d,e,i
130,828
141,000 3.375%,  2/15/2029
e
116,405
210,000 5.250%,  6/15/2029
e
189,520
NRG Energy, Inc., Convertible
325,000 2.750%,  6/1/2048 345,312
PG&E Corporation
459,000 5.000%,  7/1/2028 424,638
PPL Capital Funding, Inc.,
Convertible
242,000 2.875%,  3/15/2028
e
233,651
Public Service Enterprise Group,
Inc.
147,000 1.600%,  8/15/2030 116,015
Sempra
225,000 4.125%,  4/1/2052
d
184,769
156,000 4.875%,  10/15/2025
d,i
147,420
184,000 3.400%,  2/1/2028 170,561
Southern California Edison
Company
72,000 5.950%,  11/1/2032 75,532
Southern Company
141,000 4.475%,  8/1/2024 138,899
425,000 5.700%,  10/15/2032 438,387
135,000 4.000%,  1/15/2051
d
126,259
306,000 3.750%,  9/15/2051
d
263,959
Southern Company, Convertible
420,000 3.875%,  12/15/2025
e
421,470
Talen Energy Supply, LLC
328,000 8.625%,  6/1/2030
e
340,425
TerraForm Power Operating, LLC
860,000 5.000%,  1/31/2028
e
798,104
Vistra Operations Company, LLC
280,000 5.125%,  5/13/2025
e
273,326
579,000 5.000%,  7/31/2027
e
545,464
Xcel Energy, Inc.
154,000 4.000%,  6/15/2028 146,500
Principal
Amount Long-Term Fixed Income (75.1%) Value
Utilities (2.2%) - continued
$ 210,000 4.600%,  6/1/2032 $ 198,661
Total 14,548,351
Total Long-Term Fixed Income
(cost $533,514,629) 498,837,085
Shares
Registered Investment
Companies ( 12.4% ) Value
U.S. Affiliated  (9.4%)
8,045,054 Thrivent Core Emerging Markets
Debt Fund 62,751,418
Total 62,751,418
U.S. Unaffiliated  (3.0%)
88,594 Aberdeen Asia-Pacific Income
Fund, Inc. 243,634
34,800 AllianceBernstein Global High
Income Fund, Inc. 345,564
42,757 Allspring Income Opportunities
Fund 275,355
14,919 BlackRock Core Bond Trust 161,274
34,669 BlackRock Corporate High Yield
Fund, Inc. 314,795
31,134 BlackRock Credit Allocation
Income Trust 319,435
8,400 BlackRock Debt Strategies Fund,
Inc. 84,840
30,289 BlackRock Enhanced Global
Dividend Trust 309,856
7,900 BlackRock Enhanced International
Dividend Trust 43,608
2,000 BlackRock Floating Rate Income
Strategies Fund, Inc. 24,900
5,499 BlackRock Income Trust, Inc. 66,648
17,360 BlackRock Multi-Sector Income
Trust 259,532
23,990 Blackstone Strategic Credit 2027
Term Fund 267,249
30,816 Eaton Vance Limited Duration
Income Fund 292,752
2,430 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 19,610
25,939 First Trust High Income Long/Short
Fund 299,077
8,241 Invesco Dynamic Credit
Opportunities Fund
l
86,355
75,000 Invesco Preferred ETF 856,500
18,000 iShares Preferred and Income
Securities ETF
h
561,960
67,975 Nuveen Credit Strategies Income
Fund 345,313
10,100 Nuveen Preferred Income
Opportunities Fund 66,660
14,600 Nuveen Quality Preferred Income
Fund II 95,776
30,464 PGIM Global High Yield Fund, Inc. 346,680
28,836 PGIM High Yield Bond Fund, Inc. 358,143
10,829 Pimco Dynamic Income Fund 206,509
66,537 SPDR Bloomberg High Yield Bond
ETF
h
6,171,307
3,323 Tri-Continental Corporation 94,340
17,114 Vanguard Intermediate-Term
Corporate Bond ETF 1,353,717

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (12.4%) Value
U.S. Unaffiliated  (3.0%)- continued
64,183 Vanguard Short-Term Corporate
Bond ETF
h
$ 4,873,415
12,000 Virtus Convertible & Income Fund 42,600
19,138 Virtus Dividend, Interest &
Premium Strategy Fund 245,541
4,150 Virtus Equity & Convertible Income
Fund 90,719
42,405 Voya Global Equity Dividend &
Premium Opportunity Fund 220,930
66,873 Western Asset High Income
Opportunity Fund, Inc. 257,461
Total 19,602,055
Total Registered Investment
Companies (cost $95,643,383) 82,353,473
Shares
Collateral Held for Securities
Loaned ( 2.5% ) Value
16,302,213 Thrivent Cash Management Trust 16,302,213
Total Collateral Held for
Securities Loaned
(cost $16,302,213) 16,302,213
Shares Preferred Stock ( 1.1% ) Value
Communications Services (0.1%)
23,300 AT&T, Inc., 4.750%
i
430,584
2,190 Paramount Global, Convertible,
5.750% 50,042
12,500 Telephone and Data Systems, Inc.,
6.000%
i
174,000
Total 654,626
Energy (0.1%)
10,025 Crestwood Equity Partners, LP,
9.250%
i
93,032
2,800 Energy Transfer, LP, 7.600%
d,i
69,160
5,255 Nustar Logistics, LP, 12.304%
d
138,049
448 UGI Corporation, Convertible,
7.250% 29,984
Total 330,225
Financials (0.7%)
5,825 Aegon Funding Corporation II,
5.100% 123,606
12,700 Allstate Corporation, 5.100%
i
273,431
5,000 American International Group, Inc.
5.850%
i
123,700
18,900 Bank of America Corporation,
4.250%
i
348,894
352 Bank of America Corporation,
Convertible, 7.250%
i
428,736
10,275 Capital One Financial Corporation,
5.000%
i
203,137
5,775 Equitable Holdings, Inc., 5.250%
i
120,062
265 First Horizon Bank, 6.393%
*,d,i
177,550
3,500 First Horizon Corporation, 6.500%
i
76,650
14,500 J.P. Morgan Chase & Company,
4.200%
i
286,375
12,500 J.P. Morgan Chase & Company,
4.750%
i
277,375
10,650 KeyCorp, 6.200%
d,i
228,869
8,650 Morgan Stanley, 4.250%
i
164,004
5,500 Morgan Stanley, 5.850%
d,i
131,780
13,100 Morgan Stanley, 7.125%
d,i
330,251
Shares Preferred Stock (1.1%) Value
Financials (0.7%) - continued
7,000 Public Storage, 3.950%
i
$ 128,940
11,475 Public Storage, 4.125%
i
225,484
2,450 Public Storage, 4.625%
i
53,998
625 Public Storage, 4.700%
i
13,956
2,650 Regions Financial Corporation,
5.700%
d,i
57,638
1,400 Synovus Financial Corporation,
5.875%
d,i
29,540
7,150 Truist Financial Corporation,
4.750%
i
143,000
8,600 U.S. Bancorp, 4.000%
h,i
146,544
15,500 Wells Fargo & Company, 4.250%
i
270,320
453 Wells Fargo & Company,
Convertible, 7.500%
i
534,082
Total 4,897,922
Utilities (0.2%)
4,264 AES Corporation, Convertible,
6.875% 364,956
17,600 CMS Energy Corporation, 4.200%
i
328,944
6,551 NextEra Energy, Inc., Convertible,
6.926% 299,577
1,156 NiSource, Inc., Convertible,
7.750% 119,056
12,000 Southern Company, 4.950% 265,800
Total 1,378,333
Total Preferred Stock
(cost $8,607,933) 7,261,106
Shares Common Stock ( 0.2% ) Value
Communications Services (<0.1%)
4,895 Windstream Services, LLC
m
46,502
Total 46,502
Consumer Discretionary (0.1%)
4,787 Bloomin' Brands, Inc. 128,626
71 Booking Holdings, Inc.
m
210,927
1,535 Under Armour, Inc., Class C
m
11,390
Total 350,943
Energy (<0.1%)
258 EQT Corporation 10,882
5,265 Permian Resources Corporation 61,548
710 Pioneer Natural Resources
Company 160,226
Total 232,656
Financials (0.1%)
2,100 BlackRock TCP Capital
Corporation 25,368
1,792 Blackstone Mortgage Trust, Inc. 41,198
290 Block, Inc.
m
23,354
881 Encore Capital Group, Inc.
m
47,133
923 FS KKR Capital Corporation 18,709
1,878 Golub Capital BDC, Inc. 26,161
3,669 New York Community Bancorp,
Inc. 50,889
Total 232,812
Industrials (<0.1%)
544 Chart Industries, Inc.
m
99,095
707 Kaman Corporation 16,183

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (0.2%) Value
Industrials (<0.1%) - continued
1,467 Uber Technologies, Inc.
m
$ 72,558
Total 187,836
Information Technology (<0.1%)
348 InterDigital, Inc. 32,256
797 Microchip Technology, Inc. 74,870
619 Western Digital Corporation
m
26,345
Total 133,471
Materials (<0.1%)
991 Allegheny Technologies, Inc.
m
47,251
Total 47,251
Real Estate (<0.1%)
670 Kite Realty Group Trust 15,330
Total 15,330
Utilities (<0.1%)
3,000 NiSource, Inc. 83,520
Total 83,520
Total Common Stock
(cost $1,161,857) 1,330,321
Shares or
Principal
Amount Short-Term Investments ( 6.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.080%, 8/16/2023
n,o
99,789
800,000 5.090%, 9/13/2023
n,o
795,144
100,000 5.120%, 9/19/2023
n,o
99,309
100,000 5.270%, 10/25/2023
n,o
98,800
Thrivent Core Short-Term Reserve
Fund
3,923,087 5.550% 39,230,869
U.S. Treasury Bills
400,000 5.083%, 8/3/2023
n,p
399,883
Total Short-Term Investments
(cost $40,704,683) 40,723,794
Total Investments (cost
$746,396,126) 105.0% $697,323,484
Other Assets and Liabilities, Net
(5.0%) (33,222,519)
Total Net Assets 100.0% $664,100,965
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b All or a portion of the loan is unfunded.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes variable rate securities. The rate shown is as of
July 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2023, the value of these investments was $242,253,947 or 36.5%
of total net assets.
f Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2023.
g All or a portion of the security is insured or guaranteed.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Defaulted security.  Interest is not being accrued.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m Non-income producing security.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Opportunity Income Plus Fund as of July 31, 2023 was
$185,900 or 0.03% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of July 31, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 2/4/2016 $ 175,749
First Horizon Bank, 6.393%,
3/5/2019 6/21/2017 199,413
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Fund as of July 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 7,559,967
Common Stock 8,330,007
Total lending $15,889,974
Gross amount payable upon return of
collateral for securities loaned $16,302,213
Net amounts due to counterparty $412,239

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Opportunity Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,873,994 – 1,873,994 –
Capital Goods 5,264,063 – 5,264,063 –
Communications Services 7,334,905 – 7,334,905 –
Consumer Cyclical 9,528,026 – 9,528,026 –
Consumer Non-Cyclical 7,379,031 – 7,379,031 –
Energy 1,174,009 – 1,174,009 –
Financials 3,931,305 – 3,931,305 –
Technology 10,594,173 – 10,594,173 –
Transportation 2,840,716 – 2,840,716 –
Utilities 595,270 – 595,270 –
Long-Term Fixed Income
Asset-Backed Securities 64,907,952 – 64,907,952 –
Basic Materials 12,028,512 – 12,028,512 –
Capital Goods 25,499,320 – 25,499,320 –
Collateralized Mortgage Obligations 47,714,149 – 47,714,149 –
Commercial Mortgage-Backed Securities 5,514,753 – 5,514,753 –
Communications Services 29,283,841 – 29,283,841 –
Consumer Cyclical 42,488,398 – 42,488,398 –
Consumer Non-Cyclical 35,170,749 – 35,170,749 –
Energy 31,727,497 – 31,727,497 –
Financials 80,741,373 – 80,741,373 –
Foreign Government 220,687 – 220,687 –
Mortgage-Backed Securities 66,848,352 – 66,848,352 –
Technology 20,638,937 – 20,638,937 –
Transportation 9,268,367 – 9,268,367 –
U.S. Government & Agencies 12,235,847 – 12,235,847 –
Utilities 14,548,351 – 14,548,351 –
Registered Investment Companies
U.S. Unaffiliated 19,602,055 19,515,700 – 86,355
Preferred Stock
Communications Services 654,626 654,626 – –
Energy 330,225 330,225 – –
Financials 4,897,922 4,720,372 177,550 –
Utilities 1,378,333 1,378,333 – –
Common Stock
Communications Services 46,502 – 46,502 –
Consumer Discretionary 350,943 350,943 – –
Energy 232,656 232,656 – –
Financials 232,812 232,812 – –
Industrials 187,836 187,836 – –
Information Technology 133,471 133,471 – –
Materials 47,251 47,251 – –
Real Estate 15,330 15,330 – –
Utilities 83,520 83,520 – –
Short-Term Investments 1,492,925 – 1,492,925 –
Subtotal Investments in Securities $579,038,984 $27,883,075 $551,069,554 $86,355
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 62,751,418
Affiliated Short-Term Investments 39,230,869
Collateral Held for Securities Loaned 16,302,213
Subtotal Other Investments $118,284,500
Total Investments at Value $697,323,484
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Opportunity Income Plus Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 754,297 754,297 – –
Credit Default Swaps 167,956 – 167,956 –
Total Liability Derivatives $922,253 $754,297 $167,956 $–
The following table presents Opportunity Income Plus Fund's futures contracts held as of July 31, 2023. Investments and/or cash totaling
$1,093,042 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 129 September 2023 $ 26,405,441 ( $ 214,409)
CME Ultra Long Term U.S. Treasury Bond 96 September 2023 12,956,530 (263,531)
Ultra 10-Yr. U.S. Treasury Note 95 September 2023 11,389,873 (276,357)
Total Futures Long Contracts $ 50,751,844 ( $ 754,297)
Total Futures Contracts $ 50,751,844 ($754,297)
The following table presents Opportunity Income Plus Fund's swaps contracts held as of July 31, 2023. Investments totaling $399,883 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 40, 5 Year, at 5.00%, Quarterly Buy 6/20/2028 $ 5,000,000 $ – ( $ 167,956) ( $ 167,956)
Total Credit Default Swaps $– ($167,956) ($167,956)
1 As the buyer of protection, Opportunity Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $72,313 $2,900 $20,100 $62,751 8,045 9.4%
Total U.S. Affiliated Registered Investment
Companies 72,313 62,751 9.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% 23,950 242,451 227,170 39,231 3,923 5.9
Total Affiliated Short-Term Investments 23,950 39,231 5.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   14,875 148,861 147,434 16,302 16,302 2.5
Total Collateral Held for Securities Loaned 14,875 16,302 2.5
Total Value $111,138 $118,284
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 7/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($4,694) $12,332 $– $2,900
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% 1 (1) – 1,758
Total Income/Non Income Cash from Affiliated Investments $4,658
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 142
Total Affiliated Income from Securities Loaned, Net $142
Total ($4,693) $12,331 $–

Small Cap Growth Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96 .8% ) Value
Communications Services (2.8%)
96,691 Cargurus, Inc.
a
$ 2,191,018
202,140 QuinStreet, Inc.
a
1,795,003
33,181 Ziff Davis, Inc.
a
2,406,286
Total 6,392,307
Consumer Discretionary (10.4%)
28,788 Boot Barn Holdings, Inc.
a
2,703,193
223,568 Clarus Corporation 1,989,755
77,255 Cooper-Standard Holdings, Inc.
a
1,423,037
230,196 Everi Holdings, Inc.
a
3,416,109
14,789 Five Below, Inc.
a
3,081,140
11,698 Meritage Homes Corporation 1,742,417
37,095 Papa John's International, Inc. 3,067,756
24,475 Skyline Champion Corporation
a
1,704,929
114,905 Stoneridge, Inc.
a
2,348,658
147,088 ThredUp, Inc.
a
517,750
11,405 Wingstop, Inc. 1,922,655
Total 23,917,399
Consumer Staples (6.7%)
30,255 Celsius Holdings, Inc.
a
4,377,899
38,025 e.l.f. Beauty, Inc.
a
4,438,278
13,619 J & J Snack Foods Corporation 2,183,398
11,414 Lancaster Colony Corporation 2,198,679
89,278 Turning Point Brands, Inc. 2,129,280
Total 15,327,534
Energy (2.8%)
38,156 Matador Resources Company 2,122,618
233,266 TechnipFMC plc
a
4,278,099
Total 6,400,717
Financials (9.1%)
20,456 Columbia Banking System, Inc. 457,192
31,096 Hamilton Lane, Inc. 2,749,819
35,315 Houlihan Lokey, Inc. 3,526,203
11,670 Kinsale Capital Group, Inc. 4,348,592
25,657 RLI Corporation 3,422,900
60,472 Triumph Financial, Inc.
a
4,288,070
38,443 Western Alliance Bancorp 1,997,114
Total 20,789,890
Health Care (19.3%)
155,331 Agiliti, Inc.
a
2,667,033
5,466 Argenx SE ADR
a
2,757,488
9,449 Ascendis Pharma AS ADR
a
851,827
65,021 BioLife Solutions, Inc.
a
1,292,617
63,047 Enovis Corporation
a
4,028,703
64,346 Halozyme Therapeutics, Inc.
a
2,764,304
17,498 Immunocore Holdings plc ADR
a
1,154,518
56,140 InMode, Ltd.
a
2,408,967
14,293 Inspire Medical Systems, Inc.
a
4,113,668
38,865 Lantheus Holdings, Inc.
a
3,361,434
187,925 Maravai LifeSciences Holdings,
Inc.
a
2,125,432
30,030 Natera, Inc.
a
1,357,957
77,558 Phreesia, Inc.
a
2,460,140
122,600 POINT Biopharma Global, Inc.
a,b
1,096,044
102,130 Progyny, Inc.
a
4,264,949
16,396 Repligen Corporation
a
2,812,898
48,863 Revance Therapeutics, Inc.
a
1,154,633
4,163 Sarepta Therapeutics, Inc.
a
451,228
135,930 scPharmaceuticals, Inc.
a
1,145,890
48,345 Vericel Corporation
a
1,736,552
Shares Common Stock (96.8%) Value
Health Care (19.3%) - continued
50,158 Vor BioPharma, Inc.
a,b
$ 151,477
Total 44,157,759
Industrials (19.2%)
37,834 ASGN, Inc.
a
2,887,491
90,779 Badger Infrastructure Solutions,
Ltd. 2,209,840
21,554 Chart Industries, Inc.
a
3,926,277
9,053 Curtiss-Wright Corporation 1,732,382
99,782 Driven Brands Holdings, Inc.
a
2,581,360
17,713 ExlService Holdings, Inc.
a
2,496,647
159,535 First Advantage Corporation
a
2,393,025
26,054 Forward Air Corporation 3,096,257
34,371 Helios Technologies, Inc. 2,172,247
147,713 Janus International Group, Inc.
a
1,686,883
24,563 Lincoln Electric Holdings, Inc. 4,930,040
22,619 Middleby Corporation
a
3,434,695
32,668 RB Global, Inc. 2,106,433
8,489 Saia, Inc.
a
3,592,036
15,018 Simpson Manufacturing Company,
Inc. 2,372,844
48,095 WillScot Mobile Mini Holdings
Corporation
a
2,306,155
Total 43,924,612
Information Technology (20.7%)
77,627 Calix, Inc.
a
3,501,754
52,103 Cognex Corporation 2,845,866
41,765 Descartes Systems Group, Inc.
a
3,252,241
38,064 Five9, Inc.
a
3,340,116
187,696 Grid Dynamics Holdings, Inc.
a
1,955,792
42,801 Guidewire Software, Inc.
a
3,630,381
109,824 Hackett Group, Inc. 2,553,408
52,860 Lattice Semiconductor
Corporation
a
4,807,088
5,702 Littelfuse, Inc. 1,736,829
1,918 Monolithic Power Systems, Inc. 1,073,102
31,118 Nova, Ltd.
a,b
3,856,765
83,624 Sprout Social, Inc.
a
4,778,275
203,860 TTM Technologies, Inc.
a
2,927,430
85,728 Varonis Systems, Inc.
a
2,460,394
44,219 Workiva, Inc.
a
4,655,818
Total 47,375,259
Materials (2.7%)
381,499 Ranpak Holdings Corporation
a
2,445,408
60,355 Summit Materials, Inc.
a
2,183,644
117,016 Tronox Holdings plc 1,555,143
Total 6,184,195
Real Estate (2.5%)
48,125 Agree Realty Corporation 3,117,537
16,544 FirstService Corporation 2,591,287
Total 5,708,824
Utilities (0.6%)
22,267 Black Hills Corporation 1,343,368
Total 1,343,368
Total Common Stock
(cost $197,322,203) 221,521,864

Small Cap Growth Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 1 .5% ) Value
U.S. Unaffiliated  (1.5%)
4,544 iShares Russell 2000 Growth ETF $ 1,154,358
26,456 SPDR S&P Biotech ETF 2,229,976
Total 3,384,334
Total Registered Investment
Companies (cost $3,235,634) 3,384,334
Shares
Collateral Held for Securities
Loaned ( 0 .7% ) Value
1,545,340 Thrivent Cash Management Trust 1,545,340
Total Collateral Held for
Securities Loaned
(cost $1,545,340) 1,545,340
Shares Short-Term Investments ( 1 .4% ) Value
Thrivent Core Short-Term Reserve
Fund
321,762 5.550% 3,217,617
Total Short-Term Investments
(cost $3,217,617) 3,217,617
Total Investments (cost
$205,320,794) 100.4% $ 229,669,155
Other Assets and Liabilities, Net
(0.4%) (844,379)
Total Net Assets 100.0% $ 228,824,776
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth Fund as of July 31, 2023:
Securities Lending Transactions
Common Stock $ 1,505,534
Total lending $1,505,534
Gross amount payable upon return of
collateral for securities loaned $1,545,340
Net amounts due to counterparty $39,806
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,392,307 6,392,307 – –
Consumer Discretionary 23,917,399 23,917,399 – –
Consumer Staples 15,327,534 15,327,534 – –
Energy 6,400,717 6,400,717 – –
Financials 20,789,890 20,789,890 – –
Health Care 44,157,759 44,157,759 – –
Industrials 43,924,612 41,714,772 2,209,840 –
Information Technology 47,375,259 47,375,259 – –
Materials 6,184,195 6,184,195 – –
Real Estate 5,708,824 5,708,824 – –
Utilities 1,343,368 1,343,368 – –
Registered Investment Companies
U.S. Unaffiliated 3,384,334 3,384,334 – –
Subtotal Investments in Securities $ 224,906,198 $ 222,696,358 $ 2,209,840 $ –
Other Investments  * Total
Affiliated Short-Term Investments 3,217,617
Collateral Held for Securities Loaned 1,545,340
Subtotal Other Investments $ 4,762,957
Total Investments at Value $ 229,669,155
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Small Cap Growth Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $ 4,926 $ 74,609 $ 76,317 $ 3,218 322 1.4%
Total Affiliated Short-Term Investments 4,926 3,218 1.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   1,534 13,292 13,281 1,545 1,545 0.7
Total Collateral Held for Securities Loaned 1,534 1,545 0.7
Total Value $ 6,460 $ 4,763
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $– $– $ – $208
Total Income/Non Income Cash from Affiliated Investments $208
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total $– $– $ –

Small Cap Stock Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 95 .9% ) Value
Communications Services (2.4%)
2,569,595 QuinStreet, Inc.
a
$ 22,818,004
541,862 Ziff Davis, Inc.
a
39,295,832
Total 62,113,836
Consumer Discretionary (9.1%)
182,400 Boot Barn Holdings, Inc.
a
17,127,360
687,629 Cedar Fair, LP 26,783,150
1,287,355 Clarus Corporation 11,457,459
1,668,195 Cooper-Standard Holdings, Inc.
a
30,728,152
1,544,255 Everi Holdings, Inc.
a
22,916,744
151,734 Grand Canyon Education, Inc.
a
16,470,726
100,370 Meritage Homes Corporation 14,950,111
309,425 Papa John's International, Inc. 25,589,447
179,448 Skyline Champion Corporation
a
12,500,348
949,102 Sonos, Inc.
a
16,267,608
1,411,833 Stoneridge, Inc.
a
28,857,867
3,828,834 ThredUp, Inc.
a
13,477,496
Total 237,126,468
Consumer Staples (4.0%)
312,889 John B. Sanfilippo & Son, Inc. 34,076,741
770,708 Pilgrim's Pride Corporation
a
19,090,437
2,196,644 Primo Water Corporation 31,126,446
840,340 Turning Point Brands, Inc. 20,042,109
Total 104,335,733
Energy (1.9%)
1,745,965 NOV, Inc. 35,058,977
856,274 TechnipFMC plc
a
15,704,065
Total 50,763,042
Financials (14.9%)
1,609,657 Ally Financial, Inc. 49,158,925
719,679 Bank of N.T. Butterfield & Son, Ltd. 23,123,286
1,683,428 Bridgewater Bancshares, Inc.
a
18,029,514
732,977 Byline Bancorp, Inc. 16,088,845
236,532 Columbia Banking System, Inc. 5,286,490
592,199 Federated Hermes, Inc. 20,034,092
410,660 Glacier Bancorp, Inc. 13,428,582
887,948 Heartland Financial USA, Inc. 30,492,135
382,441 Houlihan Lokey, Inc. 38,186,734
57,400 Kinsale Capital Group, Inc. 21,388,962
369,838 RLI Corporation 49,340,088
514,899 Seacoast Banking Corporation of
Florida 12,723,154
520,179 Triumph Financial, Inc.
a
36,885,893
165,489 Voya Financial, Inc. 12,289,213
849,877 Western Alliance Bancorp 44,151,110
Total 390,607,023
Health Care (9.7%)
1,012,798 Agiliti, Inc.
a
17,389,742
794,664 Enovis Corporation
a
50,779,030
884,513 Halozyme Therapeutics, Inc.
a
37,998,678
237,331 Lantheus Holdings, Inc.
a
20,526,758
2,056,699 Maravai LifeSciences Holdings,
Inc.
a
23,261,266
634,016 Progyny, Inc.
a
26,476,508
134,184 QuidelOrtho Corporation
a
11,722,314
707,735 R1 RCM, Inc.
a
12,229,661
586,403 Revance Therapeutics, Inc.
a
13,856,703
650,974 Stevanato Group SPA 20,329,918
Shares Common Stock (95.9%) Value
Health Care (9.7%) - continued
2,102,105 Viemed Healthcare, Inc.
a
$ 17,762,787
Total 252,333,365
Industrials (25.5%)
1,179,059 Air Lease Corporation 49,921,358
520,836 ASGN, Inc.
a
39,750,203
1,820,161 Badger Infrastructure Solutions,
Ltd. 44,308,321
854,636 Barnes Group, Inc. 33,587,195
473,778 Cimpress plc
a
32,927,571
107,039 Curtiss-Wright Corporation 20,482,983
873,558 Fluor Corporation
a
27,062,827
422,675 Forward Air Corporation 50,230,697
651,920 Greenbrier Companies, Inc. 30,112,185
681,434 Helios Technologies, Inc. 43,066,629
2,511,106 Janus International Group, Inc.
a
28,676,830
97,643 Lincoln Electric Holdings, Inc. 19,597,927
500,829 ManpowerGroup, Inc. 39,505,392
477,950 Maximus, Inc. 40,033,092
665,487 Miller Industries, Inc. 25,248,577
190,630 Moog, Inc. 20,100,027
506,263 RB Global, Inc. 32,643,838
1,052,860 Schneider National, Inc. 32,438,617
53,691 Simpson Manufacturing Company,
Inc. 8,483,178
409,626 Tennant Company 32,868,390
159,736 Timken Company 14,833,085
Total 665,878,922
Information Technology (14.2%)
252,408 Calix, Inc.
a
11,386,125
417,913 Ciena Corporation
a
17,635,929
784,591 Cohu, Inc.
a
34,247,397
182,737 FormFactor, Inc.
a
6,790,507
1,507,492 Gilat Satellite Networks, Ltd.
a
9,391,675
367,919 Guidewire Software, Inc.
a
31,206,889
93,040 Insight Enterprises, Inc.
a
13,648,038
1,858,814 Knowles Corporation
a
33,960,532
107,350 Littelfuse, Inc. 32,698,810
411,938 Plexus Corporation
a
40,571,774
442,974 Sprout Social, Inc.
a
25,311,534
4,690,015 TTM Technologies, Inc.
a
67,348,615
78,966 Universal Display Corporation 11,519,560
335,830 Workiva, Inc.
a
35,359,541
Total 371,076,926
Materials (6.9%)
200,711 Berry Plastics Group, Inc. 13,160,620
398,460 Carpenter Technology Corporation 23,851,816
663,264 Ingevity Corporation
a
42,462,161
2,306,692 Ivanhoe Mines, Ltd.
a
24,454,976
2,286,232 Tronox Holdings plc 30,384,023
218,345 United States Lime & Minerals, Inc. 44,893,916
Total 179,207,512
Real Estate (4.9%)
428,263 Agree Realty Corporation 27,742,877
3,935,537 Cushman and Wakefield plc
a
38,686,329
785,577 Healthcare Realty Trust, Inc. 15,342,319
1,409,490 Independence Realty Trust, Inc. 24,017,709
693,285 National Storage Affiliates Trust 23,426,100
Total 129,215,334

Small Cap Stock Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ETF
-
Exchange Traded Fund
SPDR
-
S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Shares Common Stock (95.9%) Value
Utilities (2.4%)
185,111 Black Hills Corporation $ 11,167,746
216,364 NorthWestern Corporation 12,218,075
447,615 Portland General Electric
Company 21,337,807
297,452 Spire, Inc. 18,909,024
Total 63,632,652
Total Common Stock
(cost $2,286,250,587) 2,506,290,813
Shares
Registered Investment
Companies ( 1 .0% ) Value
U.S. Unaffiliated  (1.0%)
304,431 SPDR S&P Biotech ETF
b
25,660,489
Total 25,660,489
Total Registered Investment
Companies (cost $25,360,956) 25,660,489
Shares
Collateral Held for Securities
Loaned ( 0 .8% ) Value
22,503,600 Thrivent Cash Management Trust 22,503,600
Total Collateral Held for
Securities Loaned
(cost $22,503,600) 22,503,600
Shares Short-Term Investments ( 2 .5% ) Value
Thrivent Core Short-Term Reserve
Fund
6,432,942 5.550% 64,329,422
Total Short-Term Investments
(cost $64,329,422) 64,329,422
Total Investments (cost
$2,398,444,565) 100.2% $ 2,618,784,324
Other Assets and Liabilities, Net
(0.2%) (4,762,851)
Total Net Assets 100.0% $ 2,614,021,473
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of July 31, 2023:
Securities Lending Transactions
Common Stock $ 22,185,128
Total lending $22,185,128
Gross amount payable upon return of
collateral for securities loaned $22,503,600
Net amounts due to counterparty $318,472

Small Cap Stock Fund
Schedule of Investments as of July 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2023, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 62,113,836 62,113,836 – –
Consumer Discretionary 237,126,468 237,126,468 – –
Consumer Staples 104,335,733 104,335,733 – –
Energy 50,763,042 50,763,042 – –
Financials 390,607,023 390,607,023 – –
Health Care 252,333,365 252,333,365 – –
Industrials 665,878,922 621,570,601 44,308,321 –
Information Technology 371,076,926 371,076,926 – –
Materials 179,207,512 154,752,536 24,454,976 –
Real Estate 129,215,334 129,215,334 – –
Utilities 63,632,652 63,632,652 – –
Registered Investment Companies
U.S. Unaffiliated 25,660,489 25,660,489 – –
Subtotal Investments in Securities $ 2,531,951,302 $ 2,463,188,005 $ 68,763,297 $ –
Other Investments  * Total
Affiliated Short-Term Investments 64,329,422
Collateral Held for Securities Loaned 22,503,600
Subtotal Other Investments $ 86,833,022
Total Investments at Value $ 2,618,784,324
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
7/31/2023
Shares Held at
7/31/2023
% of Net
Assets
7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $ 22,999 $ 717,987 $ 676,657 $ 64,329 6,433 2.5%
Total Affiliated Short-Term Investments 22,999 64,329 2.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   763 349,024 327,283 22,504 22,504 0.8
Total Collateral Held for Securities Loaned 763 22,504 0.8
Total Value $ 23,762 $ 86,833
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 7/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.550% $3 ($3) $ – $1,826
Total Income/Non Income Cash from Affiliated Investments $1,826
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 75
Total Affiliated Income from Securities Loaned, Net $75
Total $3 ($3) $ –

Notes to Schedule of Investments
as of July 31, 2023
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Thrivent Money Market Fund seeks to maintain a stable
net asset value of $1.00 per share, pursuant to procedures
established by the Board, and generally utilizes the amortized cost method.  Valuing securities held by Thrivent Money Market
Fund on the basis of amortized cost (which approximates market value) involves a constant amortization of premium or accretion of discount to maturity. The Thrivent Money Market Fund will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds'
valuation policies in accordance with Valuation Policies and
Procedures. The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Derivative Financial Instruments
— Each Fund, with the
exception of the Money Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or

Notes to Schedule of Investments
as of July 31, 2023
(unaudited)

values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a
Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required.
In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the nine months ended July 31, 2023, Aggressive
Allocation, Balanced Income Plus, Government Bond, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, and Opportunity Income
Plus used options on mortgage backed securities to generate
income and/or to manage duration of the Fund.

Notes to Schedule of Investments
as of July 31, 2023
(unaudited)

Futures Contracts
— All Funds, with the exception of the
Money Market Fund, may use futures contracts to manage the
exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open
futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the nine months ended July 31, 2023, Aggressive
Allocation, Balanced Income Plus, Government Bond, High
Income Municipal Bond, Income, Limited Maturity Bond, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, Municipal Bond, and Opportunity Income
Plus used treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.
During the nine months ended July 31, 2023, Aggressive
Allocation, Balanced Income Plus, Global Stock, International
Allocation, Low Volatility Equity, Moderate Allocation,
Moderately Aggressive Allocation, and Moderately Conservative
Allocation used equity futures to manage exposure to the equities markets.
During the nine months ended July 31, 2023, Aggressive
Allocation, Balanced Income Plus, Moderate Allocation,
Moderately Aggressive Allocation, and Moderately Conservative
Allocation used foreign exchange futures to hedge currency risk.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do
not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and
Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities,
recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap
agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.
As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default

Notes to Schedule of Investments
as of July 31, 2023
(unaudited)

under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the nine months ended July 31, 2023, Balanced Income
Plus, High Yield, Income, Moderate Allocation, Moderately
Aggressive Allocation, Moderately Conservative Allocation, and
Opportunity Income Plus used CDX Indexes (comprised of credit default swaps) to help manage credit risk exposures within the
Fund.
 For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA, doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Funds. Pursuant
to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.
As of July 31, 2023, the value of securities on loan is as follows:
 Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.
Fund Securities on Loan
Aggressive Allocation $ 1,428,268
Balanced Income Plus 2,153,451
Global Stock 2,788,975
High Yield 33,663,492
Income 15,105,643
Limited Maturity Bond 6,454,739
Mid Cap Growth 210,725
Mid Cap Stock 7,363,330
Moderate Allocation 5,505,060
Moderately Aggressive Allocation 3,882,911
Moderately Conservative Allocation 1,302,143
Opportunity Income Plus 15,889,974
Small Cap Growth 1,505,534
Small Cap Stock 22,185,128